EFFECTIVE DATE: MAY 1, 2006                   REGISTRATION NOS. 2-90380/811-4001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                         PRE-EFFECTIVE AMENDMENT NO.                         [ ]

                            ------------------------


                        POST-EFFECTIVE AMENDMENT NO. 35

                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                                                             [X]

                                AMENDMENT NO. 99


                            ------------------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                           (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 578-5364
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            ------------------------

                            JAMES L. LIPSCOMB, ESQ.
                  EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                            NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   Copies to:
                             DIANE E. AMBLER, ESQ.

                  KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP


                               1601 K STREET, NW

                              WASHINGTON, DC 20006

                            ------------------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE:

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


     [X] on May 1, 2006 pursuant to paragraph (b) of Rule 485


     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485


     PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24f-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2005 WAS FILED WITH THE COMMISSION ON OR ABOUT MARCH 31, 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

FORM N-4
ITEM NO.                                                              PROSPECTUS HEADING
--------                                                              ------------------
      1.  Cover Page................................    Cover Page
      2.  Definitions...............................    Important Terms You Should Know
      3.  Synopsis..................................    Table of Expenses
      4.  Condensed Financial Information...........    Accumulation Unit Values Table; General
                                                          Information--Advertising Performance; General
                                                          Information--Financial Statements
      5.  General Description of Registrant,
            Depositor, and Portfolio Companies......    MetLife; Metropolitan Life Separate Account E;
                                                          Your Investment Choices; General
                                                          Information--Voting Rights
      6.  Deductions and Expenses...................    Table of Expenses; Deferred Annuities--Charges;
                                                          Deferred Annuities--Early Withdrawal Charges;
                                                          Deferred Annuities--Premium and Other Taxes;
                                                          Income Annuities--Charges; Income
                                                          Annuities--Premium and Other Taxes; General
                                                          Information--Who Sells the Deferred Annuities
                                                          and Income Annuities; Appendix--Premium Tax
                                                          Table
      7.  General Description of Variable Annuity...    Variable Annuities; Deferred Annuities--
                                                          Purchase Payments (Allocation of Purchase
                                                          Payments and Limits on Purchase Payments);
                                                          Deferred Annuities--Transfers; Income
                                                          Annuities--Income Payment Types; Income
                                                          Annuity--Reallocations; General Information--
                                                          Administration (Purchase Payments/Confirming
                                                          Transactions/By Telephone or Internet/Changes
                                                          to Your Deferred Annuity or Income Annuity/
                                                          When We Can Cancel Your Deferred Annuity or
                                                          Income Annuity)
      8.  Annuity Period............................    Important Terms You Should Know; Deferred
                                                          Annuities--Pay-out Options (or Income
                                                          Options); Income Annuities--Income Payment
                                                          Types/The Value of Your Income Payments
      9.  Death Benefit.............................    Deferred Annuities--Death Benefit
     10.  Purchases and Annuity Values..............    MetLife; Metropolitan Life Separate Account E;
                                                          Deferred Annuities--Purchase Payments
                                                          (Allocation of Purchase Payments and Limits
                                                          on Purchase Payments); The Value of Your
                                                          Investment; Income Annuities--Purchase
                                                          Payment; Income Annuities--Income Payment
                                                          Types; The Value of Your Income Payments;
                                                          General Information--Administration (Purchase
                                                          Payments)

FORM N-4
ITEM NO.                                                              PROSPECTUS HEADING
--------                                                              ------------------
     11.  Redemptions...............................    Deferred Annuities--Access to Your Money
                                                          (Account Reduction Loans, Systematic
                                                          Withdrawal Program for TSA Deferred
                                                          Annuities, Systematic Withdrawal Program for
                                                          Enhanced TSA and IRA Deferred Annuities;
                                                          Systematic Withdrawal Program and Minimum
                                                          Distribution); Deferred Annuities--Early
                                                          Withdrawal Charges (When No Early Withdrawal
                                                          Charge Applies and When A Different Early
                                                          Withdrawal Charge May Apply); General
                                                          Information--When We Can Cancel Your Deferred
                                                          Annuity or Income Annuity; Appendix II for
                                                          Texas Optional Retirement Program
     12.  Taxes.....................................    Income Taxes
     13.  Legal Proceedings.........................    Legal Proceedings
     14.  Table of Contents of the Statement of
            Additional Information..................    Table of Contents of the Statement of
                                                          Additional Information
     15.  Cover Page................................    Cover Page
     16.  Table of Contents.........................    Table of Contents
     17.  General Information and History...........    Not Applicable
     18.  Services..................................    Independent Registered Public Accounting Firm;
                                                          Services; Distribution of Certificates and
                                                          Interests in the Deferred Annuities and
                                                          Income Annuities
     19.  Purchase of Securities Being Offered......    Not Applicable
     20.  Underwriters..............................    Distribution of Certificates and Interests in
                                                          the Deferred Annuities and Income Annuities;
                                                          Early Withdrawal Charge
     21.  Annuity Payments..........................    Variable Income Payments
     22.  Financial Statements......................    Financial Statements of the Separate Account;
                                                          Financial Statements of MetLife

                          Supplement Dated May 1, 2006

                                       To
                          Prospectus Dated May 1, 1995

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
                                    VESTMET

                     Group and Individual Annuity Contracts
                 Issued by Metropolitan Life Insurance Company

This Supplement updates information contained in the Metropolitan Life Separate Account E ("Separate Account") prospectus dated May 1, 1995 (the "Prospectus"). Please write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, Rhode Island 02893 Attention: Annuities, telephone number (800) 638-7732, if you need another copy of the Prospectus.


The Prospectus describes individual and group VestMet Contracts ("Contracts") issued by Metropolitan Life Insurance Company ("MetLife"). The Contracts are no longer available. Contract owners may continue to make additional purchase payments.



WITHDRAWALS AND TRANSFERS


Substitute these paragraphs for the last four paragraphs at the end of this section:

Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a Portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios and we monitor transfer activity in those Portfolios (the "Monitored Portfolios"). None of the Monitored Portfolios are available under the Contract. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that the Portfolios available under the Contract present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the reallocation/transfer limits. Our ability to detect and/or restrict such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all realloca-tion/transfer activity that may adversely affect contract owners and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that we currently may not have a contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or reallocations/transfers by specific contract owners who violate the frequent trading policies established by the Portfolio. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios.



In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, and we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the Portfolio prospectuses for more details.

LEGAL PROCEEDINGS

Add this section after the last paragraph on page VM-22 of your last prospectus.


In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.


          THIS SUPPLEMENT IS NOT VALID UNLESS PRECEDED BY THE CURRENT
            PROSPECTUS FOR THE METROPOLITAN SERIES FUND, INC., WHICH
                CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND.

                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                              FOR FUTURE REFERENCE

200 PARK AVENUE                                        TELEPHONE: (800) 638-7732
NEW YORK, NEW YORK

                                                              MAY 1, 2006


PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). The Income Annuities are no longer available.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEFERRED
ANNUITIES
AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  SIMPLE IRA
     --  SEP IRA

INCOME ANNUITIES
AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  SIMPLE IRA
     --  SEP IRA

A WORD ABOUT
INVESTMENT RISK:
An investment in any
of these variable
annuities involves
investment risk. You
could lose money you
invest. Money invested
is NOT:
     --  a bank
      deposit or
      obligation;
     --  federally
      insured or
      guaranteed; or
     --  endorsed by
      any bank or
      other financial
      institution.
--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  WESTERN ASSET MANAGEMENT U.S. GOVERNMENT         AMERICAN FUNDS GLOBAL SMALL
    (FORMERLY, SALOMON BROTHERS U.S.                 CAPITALIZATION
    GOVERNMENT)                                    FI MID CAP OPPORTUNITIES
  BLACKROCK BOND INCOME                            LAZARD MID-CAP (FORMERLY, MET/AIM
  AMERICAN FUNDS BOND                                MID CAP CORE EQUITY)
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX          METLIFE MID CAP STOCK INDEX
  PIMCO TOTAL RETURN                               FI INTERNATIONAL STOCK
  WESTERN ASSET MANAGEMENT STRATEGIC BOND          HARRIS OAKMARK INTERNATIONAL
    OPPORTUNITIES (FORMERLY, SALOMON               MFS(R) RESEARCH INTERNATIONAL
    BROTHERS STRATEGIC BOND OPPORTUNITIES)         MORGAN STANLEY EAFE(R) INDEX
  LORD ABBETT BOND DEBENTURE                       BLACKROCK LEGACY LARGE CAP GROWTH
  PIMCO INFLATION PROTECTED BOND                   FI LARGE CAP
  BLACKROCK DIVERSIFIED                            AMERICAN FUNDS GROWTH
  MFS(R) TOTAL RETURN                              JANUS AGGRESSIVE GROWTH
  NEUBERGER BERMAN REAL ESTATE                     JENNISON GROWTH
  HARRIS OAKMARK FOCUSED VALUE                     OPPENHEIMER CAPITAL APPRECIATION
  BLACKROCK LARGE CAP VALUE                        T. ROWE PRICE LARGE CAP GROWTH
  DAVIS VENTURE VALUE                              LOOMIS SAYLES SMALL CAP
  FI VALUE LEADERS                                 RUSSELL 2000(R) INDEX
  HARRIS OAKMARK LARGE CAP VALUE                   BLACKROCK AGGRESSIVE GROWTH
  NEUBERGER BERMAN MID CAP VALUE                   T. ROWE PRICE MID-CAP GROWTH
  OPPENHEIMER GLOBAL EQUITY                        FRANKLIN TEMPLETON SMALL CAP
  BLACKROCK STRATEGIC VALUE                          GROWTH
  BLACKROCK INVESTMENT TRUST                       MET/AIM SMALL CAP GROWTH
  AMERICAN FUNDS GROWTH-INCOME                     T. ROWE PRICE SMALL CAP GROWTH
  LEGG MASON VALUE EQUITY                          RCM GLOBAL TECHNOLOGY
  METLIFE STOCK INDEX



                              ASSET ALLOCATION PORTFOLIOS
  METLIFE CONSERVATIVE ALLOCATION                  METLIFE MODERATE TO AGGRESSIVE
  METLIFE CONSERVATIVE TO MODERATE                   ALLOCATION
    ALLOCATION                                     METLIFE AGGRESSIVE ALLOCATION
  METLIFE MODERATE ALLOCATION



                       EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS
  CYCLICAL GROWTH ETF                              CYCLICAL GROWTH AND INCOME ETF


HOW TO LEARN MORE:



Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2006. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page A-PPA-92 of this Prospectus. To view or download the SAI, go to our website www.MetLife.com. To request a free copy of the SAI or to ask questions, write or call:



Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732



The Securities and Exchange Commission has a website (http://www.sec.gov), which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and American Funds prospectuses, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.

                                 [METLIFE LOGO]

TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW........... ...........  A-PPA-4
TABLE OF EXPENSES.................. ..................  A-PPA-6
ACCUMULATION UNIT VALUES TABLE............ ...........  A-PPA-13
METLIFE....................... .......................  A-PPA-14
METROPOLITAN LIFE SEPARATE ACCOUNT E......... ........  A-PPA-14
VARIABLE ANNUITIES.................. .................  A-PPA-14
   A Deferred Annuity.................................  A-PPA-15
   An Income Annuity..................................  A-PPA-15
YOUR INVESTMENT CHOICES............... ...............  A-PPA-16
   Certain Payments We Receive with Regard to the
      Portfolios......................................  A-PPA-20
DEFERRED ANNUITIES.................. .................  A-PPA-21
   The Deferred Annuity and Your Retirement Plan......  A-PPA-21
   Automated Investment Strategies....................  A-PPA-22
   Purchase Payments..................................  A-PPA-23
      Allocation of Purchase Payments.................  A-PPA-23
      Automated Purchase Payments.....................  A-PPA-23
      Electronic Applications.........................  A-PPA-24
      Limits on Purchase Payments.....................  A-PPA-24
   The Value of Your Investment.......................  A-PPA-24
   Transfers..........................................  A-PPA-25
   Access to Your Money...............................  A-PPA-29
      Systematic Withdrawal Program...................  A-PPA-29
      Minimum Distribution............................  A-PPA-31
   Contract Fee.......................................  A-PPA-31
   Charges............................................  A-PPA-31
      Insurance-Related Charge........................  A-PPA-31
      Investment-Related Charge.......................  A-PPA-32
   Premium and Other Taxes............................  A-PPA-32
   Early Withdrawal Charges...........................  A-PPA-32
      When No Early Withdrawal Charge Applies.........  A-PPA-33
      When A Different Early Withdrawal Charge May
        Apply.........................................  A-PPA-34
   Free Look..........................................  A-PPA-35
   Death Benefit......................................  A-PPA-36
   Pay-out Options (or Income Options)................  A-PPA-37
INCOME ANNUITIES................... ..................  A-PPA-38
   Income Payment Types...............................  A-PPA-38
   Minimum Size of Your Purchase Payment..............  A-PPA-40
   Allocation.........................................  A-PPA-40


A-PPA- 2

   The Value of Your Income Payments............................  A-PPA-40
   Reallocations................................................  A-PPA-42
   Contract Fee.................................................  A-PPA-45
   Charges......................................................  A-PPA-46
      Insurance-Related or Separate Account Charge..............  A-PPA-46
      Investment-Related Charge.................................  A-PPA-46
   Premium and Other Taxes......................................  A-PPA-46
   Free Look....................................................  A-PPA-47
GENERAL INFORMATION...................... ......................  A-PPA-47
   Administration...............................................  A-PPA-47
      Purchase Payments.........................................  A-PPA-47
      Confirming Transactions...................................  A-PPA-48
      Processing Transactions...................................  A-PPA-48
        By Telephone or Internet................................  A-PPA-48
        After Your Death........................................  A-PPA-50
        Third Party Requests....................................  A-PPA-50
        Valuation -- Suspension of Payments.....................  A-PPA-50
   Advertising Performance......................................  A-PPA-51
   Changes to Your Deferred Annuity or Income Annuity ..........  A-PPA-53
   Voting Rights................................................  A-PPA-54
   Who Sells the Deferred Annuities and Income Annuities .......  A-PPA-54
   Financial Statements.........................................  A-PPA-57
   When We Can Cancel Your Deferred Annuity or Income Annuity...  A-PPA-57
INCOME TAXES.......................... .........................  A-PPA-57
LEGAL PROCEEDING........................ .......................  A-PPA-79
APPENDIX A PREMIUM TAX TABLE.................. .................  A-PPA-80
APPENDIX B ACCUMULATION UNIT VALUES FOR EACH INVESTMENT
  DIVISION........................... ..........................  A-PPA-81
APPENDIX C PORTFOLIO LEGAL AND MARKETING NAMES......... ........  A-PPA-91
APPENDIX D TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION......................... .........................  A-PPA-92


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

                                                                        A-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE


With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.


ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A Contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period.

A-PPA- 4

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE


In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

Your MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant under certain group arrangements.

                                                                        A-PPA- 5

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES


    The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Interest Account or Fixed Income Option.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase)(1)..............................................    Up to 7%
  Exchange Fee for Deferred Annuities.......................        None
  Surrender Fee for Deferred Annuities......................        None
  Income Annuity Contract Fee(2)............................        $350
  Transfer Fee..............................................        None

1 AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
   SCHEDULE:

   DURING PURCHASE PAYMENT YEAR
   1...........................................................       7%
   2...........................................................       6%
   3...........................................................       5%
   4...........................................................       4%
   5...........................................................       3%
   6...........................................................       2%
   7...........................................................       1%
   Thereafter..................................................       0%

   THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

2 THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY FOR MORE THAN TWO YEARS.
--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Deferred Annuities(3)...................................................     None
Separate Account Charge (as a percentage of your average account value)(4)
  General Administrative Expenses Charge........................................................     .50%
  Mortality and Expense Risk Charge.............................................................     .75%
  Total Separate Account Annual Charge..................  Current and Maximum Guaranteed Charge:    1.25%

3 A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

4 PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR THE DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISION TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITIES.
--------------------------------------------------------------------------------


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, FI Large Cap, FI Value Leaders, Lazard Mid-Cap, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, MFS(R) Total Return, BlackRock Legacy Large Cap Growth, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, Cyclical Growth ETF, Cyclical Growth and Income ETF and Harris Oakmark International Portfolios, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.



                                                                       Minimum   Maximum
Total Annual Metropolitan Fund, Met Investors Fund and American Funds  -------   -------
  Operating Expenses for the fiscal year ending December 31, 2005
     (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
     expenses)..................................................        0.29%     8.27%
  After Waiver and/or Reimbursement of Expenses (5)(6)..........        0.28%     1.19%


A-PPA- 6

5 MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT UNDER WHICH MET INVESTORS FUND HAS AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL EXPENSES OF EACH PORTFOLIO (OTHER THAN INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER EXPENDITURES WHICH ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND OTHER EXTRAORDINARY EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS) WILL NOT EXCEED, AT ANY TIME PRIOR TO APRIL 30, 2007, THE FOLLOWING
   PERCENTAGES: 0.70% FOR THE CYCLICAL GROWTH AND INCOME ETF PORTFOLIO (CLASS
   E), 0.70% FOR THE CYCLICAL GROWTH ETF PORTFOLIO (CLASS E), 0.80% FOR THE PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS E), 1.25% FOR THE HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS E), 0.90% FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.05% FOR THE LAZARD MID-CAP PORTFOLIO (CLASS E), 0.80% FOR THE LEGG MASON VALUE EQUITY PORTFOLIO, 1.20% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS E), 1.00% FOR THE MFS(R) RESEARCH INTERNATIONAL PORTFOLIO, 1.05% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO (CLASS E), 0.90% FOR THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS E), 1.10% FOR THE RCM GLOBAL TECHNOLOGY PORTFOLIO AND 0.90% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY METLIFE INVESTORS MAY, WITH THE APPROVAL OF THE TRUST'S BOARD OF TRUSTEES, BE REPAID BY THE APPLICABLE PORTFOLIO TO METLIFE INVESTORS. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE MET INVESTORS FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE INVESTORS AND THE MET INVESTORS FUND.


6 PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES, UNDERLYING PORTFOLIO INVESTMENT MANAGEMENT FEES AND EXPENSES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:


                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO                        0.10
METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO            0.10
METLIFE MODERATE ALLOCATION PORTFOLIO                            0.10
METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO              0.10
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                          0.10
FI LARGE CAP PORTFOLIO (CLASS E)                                 0.95



   THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO (EXCEPT FI LARGE CAP PORTFOLIO) SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2007. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



   METLIFE ADVISERS HAS ALSO AGREED TO WAIVE A PORTION OF ITS INVESTMENT MANAGEMENT FEE UNTIL AT LEAST APRIL 30, 2007 FOR THE FOLLOWING PORTFOLIOS IN THE PERCENTAGE AMOUNTS SPECIFIED BELOW:



                         PORTFOLIO                                        WAIVED PERCENTAGE
                         ---------                            -----------------------------------------
BLACKROCK BOND INCOME PORTFOLIO                                        0.025% ON ASSETS OVER $1 BILLION
                                                                               AND LESS THAN $2 BILLION
LOOMIS SAYLES SMALL CAP PORTFOLIO                                                   0.05% ON ALL ASSETS
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO                                  0.006% ON ALL ASSETS
METLIFE STOCK INDEX PORTFOLIO                                                      0.007% ON ALL ASSETS
METLIFE MID CAP STOCK INDEX PORTFOLIO                                              0.007% ON ALL ASSETS
RUSSELL 2000(R) INDEX PORTFOLIO                                                    0.007% ON ALL ASSETS
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                                             0.007% ON ALL ASSETS
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO                      0.015% ON THE FIRST $50 MILLION OF ASSETS


   THE EFFECT OF SUCH WAIVER IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE METROPOLITAN FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE ADVISERS AND THE METROPOLITAN FUND.

                                                                        A-PPA- 7

                                                                        C             A+B+C=D
METROPOLITAN FUND ANNUAL EXPENSES                A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2005     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)(8)      FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Western Asset Management U.S. Government
  Portfolio(7)(23).........................     0.54      0.00         0.07             0.61
BlackRock Bond Income
  Portfolio(6)(7)(10)(18)..................     0.40      0.00         0.07             0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(6).............................     0.25      0.00         0.06             0.31
Western Asset Management Strategic Bond
  Opportunities Portfolio(7)(23)...........     0.65      0.00         0.10             0.75
BlackRock Diversified Portfolio(7)(18).....     0.44      0.00         0.06             0.50
MFS(R) Total Return Portfolio (Class
  E)(7)(9)(28).............................     0.57      0.15         0.16             0.88
Harris Oakmark Focused Value
  Portfolio(7).............................     0.73      0.00         0.04             0.77
BlackRock Large Cap Value Portfolio (Class
  E)(7)(9)(18).............................     0.70      0.15         0.15             1.00
Davis Venture Value Portfolio(7)...........     0.72      0.00         0.04             0.76
FI Value Leaders Portfolio (Class
  E)(7)(9).................................     0.66      0.15         0.07             0.88
Harris Oakmark Large Cap Value
  Portfolio(7).............................     0.72      0.00         0.06             0.78
Neuberger Berman Mid Cap Value
  Portfolio(7).............................     0.67      0.00         0.09             0.76
Oppenheimer Global Equity
  Portfolio(7)(20).........................     0.60      0.00         0.33             0.93
BlackRock Strategic Value
  Portfolio(7)(18).........................     0.83      0.00         0.06             0.89
BlackRock Investment Trust
  Portfolio(7)(18).........................     0.49      0.00         0.06             0.55
MetLife Stock Index Portfolio(6)...........     0.25      0.00         0.04             0.29
FI Mid Cap Opportunities
  Portfolio(7)(15).........................     0.68      0.00         0.07             0.75
MetLife Mid Cap Stock Index Portfolio(6)...     0.25      0.00         0.09             0.34
FI International Stock Portfolio(7)(16)....     0.86      0.00         0.20             1.06
Morgan Stanley EAFE(R) Index
  Portfolio(6).............................     0.30      0.00         0.22             0.52
BlackRock Legacy Large Cap Growth Portfolio
  (Class E)(7)(9)(18)......................     0.73      0.15         0.07             0.95
FI Large Cap Portfolio (Class
  E)(6)(7)(9)(27)..........................     0.80      0.15         0.06             1.01
Jennison Growth Portfolio(7)(19)...........     0.64      0.00         0.05             0.69
T. Rowe Price Large Cap Growth
  Portfolio(6)(7)..........................     0.60      0.00         0.12             0.72
Loomis Sayles Small Cap Portfolio(6)(7)....     0.90      0.00         0.08             0.98
Russell 2000(R) Index Portfolio(6).........     0.25      0.00         0.11             0.36
BlackRock Aggressive Growth
  Portfolio(7)(18).........................     0.73      0.00         0.06             0.79
Franklin Templeton Small Cap Growth
  Portfolio(7).............................     0.90      0.00         0.23             1.13
T. Rowe Price Small Cap Growth
  Portfolio(7).............................     0.51      0.00         0.09             0.60

                                                                D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                  E        TOTAL EXPENSES
for fiscal year ending December 31, 2005        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(8)   REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
Western Asset Management U.S. Government
  Portfolio(7)(23).........................       0.00           0.61
BlackRock Bond Income
  Portfolio(6)(7)(10)(18)..................       0.00           0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(6).............................       0.01           0.30
Western Asset Management Strategic Bond
  Opportunities Portfolio(7)(23)...........       0.00           0.75
BlackRock Diversified Portfolio(7)(18).....       0.00           0.50
MFS(R) Total Return Portfolio (Class
  E)(7)(9)(28).............................       0.00           0.88
Harris Oakmark Focused Value
  Portfolio(7).............................       0.00           0.77
BlackRock Large Cap Value Portfolio (Class
  E)(7)(9)(18).............................       0.00           1.00
Davis Venture Value Portfolio(7)...........       0.00           0.76
FI Value Leaders Portfolio (Class
  E)(7)(9).................................       0.00           0.88
Harris Oakmark Large Cap Value
  Portfolio(7).............................       0.00           0.78
Neuberger Berman Mid Cap Value
  Portfolio(7).............................       0.00           0.76
Oppenheimer Global Equity
  Portfolio(7)(20).........................       0.00           0.93
BlackRock Strategic Value
  Portfolio(7)(18).........................       0.00           0.89
BlackRock Investment Trust
  Portfolio(7)(18).........................       0.00           0.55
MetLife Stock Index Portfolio(6)...........       0.01           0.28
FI Mid Cap Opportunities
  Portfolio(7)(15).........................       0.00           0.75
MetLife Mid Cap Stock Index Portfolio(6)...       0.01           0.33
FI International Stock Portfolio(7)(16)....       0.00           1.06
Morgan Stanley EAFE(R) Index
  Portfolio(6).............................       0.01           0.51
BlackRock Legacy Large Cap Growth Portfolio
  (Class E)(7)(9)(18)......................       0.00           0.95
FI Large Cap Portfolio (Class
  E)(6)(7)(9)(27)..........................       0.00           1.01
Jennison Growth Portfolio(7)(19)...........       0.00           0.69
T. Rowe Price Large Cap Growth
  Portfolio(6)(7)..........................       0.00           0.72
Loomis Sayles Small Cap Portfolio(6)(7)....       0.05           0.93
Russell 2000(R) Index Portfolio(6).........       0.01           0.35
BlackRock Aggressive Growth
  Portfolio(7)(18).........................       0.00           0.79
Franklin Templeton Small Cap Growth
  Portfolio(7).............................       0.00           1.13
T. Rowe Price Small Cap Growth
  Portfolio(7).............................       0.00           0.60


A-PPA- 8


                                                       B              A+B=C
                                        A        OTHER EXPENSES   TOTAL EXPENSES
                                    MANAGEMENT       BEFORE       BEFORE WAIVER/
ASSET ALLOCATION PORTFOLIOS            FEES      REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------
MetLife Conservative Allocation
  Portfolio(6)(22)................     0.10           0.95             1.05
MetLife Conservative to Moderate
  Allocation Portfolio(6)(22).....     0.10           0.31             0.41
MetLife Moderate Allocation
  Portfolio(6)(22)................     0.10           0.19             0.29
MetLife Moderate to Aggressive
  Allocation Portfolio(6)(22).....     0.10           0.24             0.34
MetLife Aggressive Allocation
  Portfolio(6)(22)................     0.10           1.66             1.76

                                                                                                       TOTAL EXPENSES FOR
                                                              C-D=E             TOTAL EXPENSES         THE PORTFOLIO AND
                                            D            TOTAL EXPENSES         AFTER WAIVER/        UNDERLYING PORTFOLIOS
                                         WAIVER/          AFTER WAIVER/       REIMBURSEMENT FOR          AFTER WAIVER/
ASSET ALLOCATION PORTFOLIOS           REIMBURSEMENT       REIMBURSEMENT     UNDERLYING PORTFOLIOS        REIMBURSEMENT
----------------------------------  ---------------------------------------------------------------------------------------
MetLife Conservative Allocation
  Portfolio(6)(22)................        0.95                0.10                   0.63                     0.73
MetLife Conservative to Moderate
  Allocation Portfolio(6)(22).....        0.31                0.10                   0.65                     0.75
MetLife Moderate Allocation
  Portfolio(6)(22)................        0.19                0.10                   0.69                     0.79
MetLife Moderate to Aggressive
  Allocation Portfolio(6)(22).....        0.24                0.10                   0.71                     0.81
MetLife Aggressive Allocation
  Portfolio(6)(22)................        1.66                0.10                   0.72                     0.82


                                                                        C             A+B+C=D
MET INVESTORS FUND ANNUAL EXPENSES               A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2005     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)(8)      FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio(17)...........     0.50      0.00         0.07             0.57
Lord Abbett Bond Debenture
  Portfolio(7)(10).........................     0.51      0.00         0.05             0.56
PIMCO Inflation Protected Bond Portfolio
  (Class E)(5)(9)(27)......................     0.50      0.15         0.05             0.70
Neuberger Berman Real Estate Portfolio
  (Class E)(5)(7)(9).......................     0.67      0.15         0.03             0.85
Legg Mason Value Equity Portfolio(5)(14)...     0.70      0.00         7.57             8.27
Lazard Mid-Cap Portfolio (Class
  E)(5)(7)(9)(24)..........................     0.70      0.15         0.09             0.94
Harris Oakmark International Portfolio
  (Class E)(5)(7)(9)(11)...................     0.82      0.15         0.13             1.10
MFS(R) Research International
  Portfolio(5)(7)(17)......................     0.74      0.00         0.22             0.96
Janus Aggressive Growth
  Portfolio(5)(7)(13)......................     0.67      0.00         0.05             0.72
Oppenheimer Capital Appreciation Portfolio
  (Class E)(5)(7)(9)(17)...................     0.59      0.15         0.09             0.83
T. Rowe Price Mid-Cap Growth
  Portfolio(5)(12).........................     0.75      0.00         0.07             0.82
Met/AIM Small Cap Growth Portfolio (Class
  E)(5)(7)(9)(17)..........................     0.90      0.15         0.11             1.16
RCM Global Technology
  Portfolio(5)(7)(17)(21)(26)..............     0.92      0.00         0.27             1.19

                                                                D-E=F
MET INVESTORS FUND ANNUAL EXPENSES                 E        TOTAL EXPENSES
for fiscal year ending December 31, 2005        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(8)   REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio(17)...........       0.00           0.57
Lord Abbett Bond Debenture
  Portfolio(7)(10).........................       0.00           0.56
PIMCO Inflation Protected Bond Portfolio
  (Class E)(5)(9)(27)......................       0.00           0.70
Neuberger Berman Real Estate Portfolio
  (Class E)(5)(7)(9).......................       0.00           0.85
Legg Mason Value Equity Portfolio(5)(14)...       7.47           0.80
Lazard Mid-Cap Portfolio (Class
  E)(5)(7)(9)(24)..........................       0.00           0.94
Harris Oakmark International Portfolio
  (Class E)(5)(7)(9)(11)...................       0.00           1.10
MFS(R) Research International
  Portfolio(5)(7)(17)......................       0.00           0.96
Janus Aggressive Growth
  Portfolio(5)(7)(13)......................       0.00           0.72
Oppenheimer Capital Appreciation Portfolio
  (Class E)(5)(7)(9)(17)...................       0.00           0.83
T. Rowe Price Mid-Cap Growth
  Portfolio(5)(12).........................       0.00           0.82
Met/AIM Small Cap Growth Portfolio (Class
  E)(5)(7)(9)(17)..........................       0.00           1.16
RCM Global Technology
  Portfolio(5)(7)(17)(21)(26)..............       0.00           1.19



                                                                      C             A+B+C=D
                                               A          B     OTHER EXPENSES   TOTAL EXPENSES
                                           MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
ETF PORTFOLIOS                                FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Cyclical Growth ETF Portfolio (Class
  E)(5)(9)(25)(27).......................     0.45      0.15         1.89             2.49
Cyclical Growth and Income ETF Portfolio
  (Class E)(5)(9)(25)(27)................     0.45      0.15         3.03             3.63

                                                                                     TOTAL EXPENSES FOR
                                                                     D-E=F           THE PORTFOLIO AND
                                                   E            TOTAL EXPENSES     UNDERLYING PORTFOLIOS
                                                WAIVER/          AFTER WAIVER/         AFTER WAIVER/
ETF PORTFOLIOS                               REIMBURSEMENT       REIMBURSEMENT         REIMBURSEMENT
-----------------------------------------  --------------------------------------------------------------
Cyclical Growth ETF Portfolio (Class
  E)(5)(9)(25)(27).......................        1.79                0.70                   1.08
Cyclical Growth and Income ETF Portfolio
  (Class E)(5)(9)(25)(27)................        2.93                0.70                   1.03


                                                                             C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2005          MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)(7)(8)(9)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
American Funds Bond Portfolio(27)...                 0.43      0.25         0.01             0.69
American Funds Growth-Income Portfolio...            0.28      0.25         0.01             0.54
American Funds Global Small Capitalization
  Portfolio.......................                   0.74      0.25         0.05             1.04
American Funds Growth Portfolio...                   0.33      0.25         0.02             0.60

                                                                     D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                  E        TOTAL EXPENSES
for fiscal year ending December 31, 2005             WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(7)(8)(9)  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------  -----------------------------
American Funds Bond Portfolio(27)...                   0.00           0.69
American Funds Growth-Income Portfolio...              0.00           0.54
American Funds Global Small Capitalization
  Portfolio.......................                     0.00           1.04
American Funds Growth Portfolio...                     0.00           0.60


                                                                        A-PPA- 9

7 EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND SAI FOR EACH RESPECTIVE FUND.



8 TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT DO NOT REFLECT ANY EXPENSE REDUCTIONS RESULTING FROM VOLUNTARY WAIVERS OR TRADES PLACED WITH CERTAIN BROKERS. FOR MORE INFORMATION, SEE THE PROSPECTUS AND SAI FOR EACH FUND.


9 EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.

10 ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE
   METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.


11 ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE SUB-INVESTMENT MANAGER
   FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO, WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO. THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT A NEW MANAGEMENT FEE SCHEDULE THAT BECAME EFFECTIVE DECEMBER 1, 2005.



12 ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE SUB-INVESTMENT
   MANAGER FOR THE MFS(R) MID CAP GROWTH PORTFOLIO, WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.


13 ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS
   MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.


14 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS(R) RESEARCH MANAGERS
   PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS(R) INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND. PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006, THE MFS(R) INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LEGG MASON VALUE EQUITY PORTFOLIO OF THE MET INVESTORS FUND.



15 PRIOR TO THE OPENING ON BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES
   PORTFOLIO WAS MERGED INTO THE JANUS MID CAP PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO, WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.



16 ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY BECAME THE
   SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO, WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.


17 FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER OF THESE
   PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGER BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:


                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
PIMCO TOTAL RETURN PORTFOLIO                                     0.01
MET/AIM SMALL CAP GROWTH PORTFOLIO                               0.04
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO                          0.05
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       0.05
RCM GLOBAL TECHNOLOGY PORTFOLIO                                  0.14


18 EFFECTIVE JANUARY 31, 2005, BLACKROCK ADVISORS, INC. BECAME THE
   SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH BOND INCOME PORTFOLIO, THE STATE STREET RESEARCH DIVERSIFIED PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO, THE STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO, THE STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO AND THE STATE STREET RESEARCH AURORA PORTFOLIO, WHICH CHANGED THEIR NAMES AS SHOWN IN THE FOLLOWING TABLE:

                  PRIOR PORTFOLIO NAME                                       NEW PORTFOLIO NAME
                  --------------------                                       ------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO         BLACKROCK AGGRESSIVE GROWTH PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO                    BLACKROCK STRATEGIC VALUE PORTFOLIO
STATE STREET RESEARCH BOND INCOME PORTFOLIO               BLACKROCK BOND INCOME PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO               BLACKROCK DIVERSIFIED PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO          BLACKROCK INVESTMENT TRUST PORTFOLIO
STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO          BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO           BLACKROCK LARGE CAP VALUE PORTFOLIO

19 PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005, THE MET/PUTNAM VOYAGER
   PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JENNISON GROWTH PORTFOLIO OF THE METROPOLITAN FUND.


20 ON MAY 1, 2005, OPPENHEIMERFUNDS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR
   THE SCUDDER GLOBAL EQUITY PORTFOLIO, WHICH CHANGED ITS NAME TO OPPENHEIMER GLOBAL EQUITY PORTFOLIO.



21 ON JANUARY 15, 2005, RCM CAPITAL MANAGEMENT LLC BECAME THE SUB-INVESTMENT
   MANAGER FOR THE PIMCO PEA INNOVATION PORTFOLIO, WHICH CHANGED ITS NAME TO RCM GLOBAL TECHNOLOGY PORTFOLIO.



22 THESE PORTFOLIOS ARE "FUND OF FUNDS" PORTFOLIOS THAT INVEST SUBSTANTIALLY ALL
   OF THEIR ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN FUND OR THE MET INVESTORS FUND. BECAUSE THESE PORTFOLIOS INVEST IN OTHER UNDERLYING PORTFOLIOS, EACH OF THESE PORTFOLIOS ALSO WILL BEAR ITS PRO-RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE INVESTMENT MANAGEMENT FEE. THE TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIOS (BEFORE ANY APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS), INCLUDING THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS (BEFORE ANY APPLICABLE FEE WAIVERS AND REIMBURSEMENTS) AS OF DECEMBER 31, 2005 ARE: 1.93% FOR THE METLIFE CONSERVATIVE ALLOCATION PORTFOLIO, 1.31% FOR THE


A-PPA- 10

   METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO; 1.23% FOR THE METLIFE MODERATE ALLOCATION PORTFOLIO, 1.30% FOR THE METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO, AND 2.73% FOR THE METLIFE AGGRESSIVE ALLOCATION PORTFOLIO. CONTRACT OWNERS MAY BE ABLE TO REALIZE LOWER AGGREGATE EXPENSES BY INVESTING DIRECTLY IN THE UNDERLYING PORTFOLIOS INSTEAD OF THE PORTFOLIO. A CONTRACT OWNER WHO CHOOSES TO INVEST DIRECTLY IN THE UNDERLYING PORTFOLIOS WOULD NOT, HOWEVER, RECEIVE THE ASSET ALLOCATION SERVICES PROVIDED BY METLIFE ADVISERS.



23 ON APRIL 28, 2006, WESTERN ASSET MANAGEMENT COMPANY BECAME THE SUB-INVESTMENT
   MANAGER FOR BOTH THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO AND THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO, WHICH CHANGED THEIR NAMES AS SET FORTH BELOW:



                     OLD PORTFOLIO NAME                                            NEW PORTFOLIO NAME
                     ------------------                                            ------------------
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO       WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                PORTFOLIO
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO                    WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO



24 ON DECEMBER 19, 2005, LAZARD ASSET MANAGEMENT LLC BECAME THE SUB-INVESTMENT
   MANAGER FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO, WHICH CHANGED ITS NAME TO LAZARD MID-CAP PORTFOLIO. THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT A NEW MANAGEMENT FEE SCHEDULE THAT BECAME EFFECTIVE DECEMBER 19, 2005.



25 EACH PORTFOLIO WAS DESIGNED ON ESTABLISHED PRINCIPLES OF ASSET ALLOCATION.
   EACH PORTFOLIO WILL PRIMARILY INVEST ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL ALSO BEAR ITS PRO-RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY. THE EXPENSES OF THE UNDERLYING ETF AND OTHER INVESTMENT COMPANIES ARE: 0.33% FOR CYCLICAL GROWTH AND INCOME ETF PORTFOLIO, AND 0.38% FOR CYCLICAL GROWTH ETF PORTFOLIO. THE EXPENSES OF THE UNDERLYING ETFS AND OTHER INVESTMENT COMPANIES ARE BASED UPON THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING ETFS OR OTHER INVESTMENT COMPANIES FOR THE YEAR ENDED DECEMBER 31, 2005 (OR IN THE CASE OF VANGUARD(R) U.S. SECTOR INDEX FUNDS FOR THE FISCAL YEAR ENDED AUGUST 31, 2005) ACCORDING TO SUCH UNDERLYING ETF'S AND OTHER INVESTMENT COMPANIES' ALLOCATION TARGETS IN PLACE AS OF DECEMBER 31, 2005. SEE THE PROSPECTUS FOR THE PORTFOLIOS FOR A DESCRIPTION OF THE ALLOCATION TARGETS FOR EACH PORTFOLIO.



26 THE FEE TABLE DOES NOT REFLECT A BROKERAGE COMMISSION RECAPTURE. AFTER THE
   COMMISSION RECAPTURE, ACTUAL EXPENSES OF THE RCM GLOBAL TECHNOLOGY PORTFOLIO WERE 1.10%.



27 THIS PORTFOLIO FIRST BECAME AVAILABLE MAY 1, 2006.



28 THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT A NEW MANAGEMENT FEE SCHEDULE
   THAT BECAME EFFECTIVE MAY 1, 2006.


EXAMPLES

    The examples are intended to help you compare the cost of investing in the Deferred Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE 1.

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   the underlying Portfolio earns a 5% annual return; and

     -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                  1           3              5              10
                                                                 YEAR       YEARS          YEARS          YEARS
----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $1,529      $3,051         $4,456         $7,617
Minimum...................................................      $  810      $  986         $1,138         $1,828


EXAMPLE 2.

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

                                                                       A-PPA- 11

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   the underlying Portfolio earns a 5% annual return; and

     -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $930         $3,051         $4,456         $7,617
Minimum...................................................      $810         $  986         $1,138         $1,828


EXAMPLE 3.

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   the underlying Portfolio earns a 5% annual return;

     --   you bear the Income Annuity Contract Fee; and

     -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)


                                                                 1              3              5              10
                                                                YEAR          YEARS          YEARS          YEARS
------------------------------------------------------------------------------------------------------------------
Maximum..................................................      $1,280         $3,016         $4,598         $7,967
Minimum..................................................      $  507         $  836         $1,188         $2,178


A-PPA- 12

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

See Appendix B.


                                                                       A-PPA- 13

METLIFE


Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners' insurance and retail banking services to individuals, as well as group insurance, reinsurance and retirement and savings products and services to corporations and other institutions. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.


METROPOLITAN LIFE
SEPARATE ACCOUNT E

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Deferred and Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES

--------------------------------------------------------------------------------

Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.
--------------------------------------------------------------------------------

There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income

A-PPA- 14
payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY

--------------------------------------------------------------------------------
A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
--------------------------------------------------------------------------------

You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity such as the availability of a guaranteed income for life or the death benefit.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as payment options, including our guarantee of income for your lifetime, they are "annuities."


We no longer make this Deferred Annuity available, however, current contract owners may continue to make additional purchase payments.


AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend

                                                                       A-PPA- 15
on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.

The Income Annuities are no longer available.

YOUR INVESTMENT CHOICES

--------------------------------------------------------------------------------
    The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.
--------------------------------------------------------------------------------


The Metropolitan Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following
Portfolios: FI Value Leaders, Met/AIM Small Cap Growth, Lazard Mid-Cap, Harris Oakmark International, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MFS(R) Total Return, BlackRock Legacy Large Cap Growth, BlackRock Large Cap Value, FI Large Cap, PIMCO Inflation Protected Bond, Cyclical Growth ETF and Cyclical Growth and Income ETF, which are all Class E.



Starting with the most conservative Portfolio, each group of investment choices is listed in the approximate risk relationship among each available Portfolio in the group, with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names). (See Appendix C Portfolio Legal and Marketing Names.) You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The lists are intended to be guides. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.



ASSET ALLOCATION PORTFOLIOS



The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and


A-PPA- 16
expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.


EXCHANGE-TRADED FUNDS PORTFOLIOS



The Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio are asset allocation portfolios and "fund of funds," which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these portfolios invest.


                                                                       A-PPA- 17

--------------------------------------------------------------------------------
   While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.

The degree of investment risk you assume will depend on the investment divisions you choose. We have listed each group of your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order (based upon the
                                                       Portfolios' legal names).

--------------------------------------------------------------------------------



Western Asset Management U.S.          Seeks to maximize total return
  Government Portfolio                 consistent with preservation of
                                       capital and maintenance of liquidity
BlackRock Bond Income Portfolio        Seeks competitive total return
                                       primarily from investing in
                                       fixed-income securities
American Funds Bond Portfolio          Seeks to maximize current income and
                                       preserve capital by investing
                                       primarily in fixed-income securities
Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management
Western Asset Management Strategic     Seeks to maximize total return
  Bond Opportunities Portfolio         consistent with preservation of
                                       capital
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the
                                       opportunity for capital appreciation
                                       to produce a high total return
PIMCO Inflation Protected Bond         Seeks to provide maximum real return,
  Portfolio                            consistent with preservation of
                                       capital and prudent investment
                                       management
BlackRock Diversified Portfolio        Seeks high total return while
                                       attempting to limit investment risk
                                       and preserve capital
MFS(R) Total Return Portfolio          Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio
Neuberger Berman Real Estate           Seeks to provide total return through
  Portfolio                            investment in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income
Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital
Davis Venture Value Portfolio          Seeks growth of capital
FI Value Leaders Portfolio             Seeks long-term growth of capital
Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio
Neuberger Berman Mid Cap Value         Seeks capital growth
  Portfolio
Oppenheimer Global Equity Portfolio    Seeks capital appreciation
BlackRock Strategic Value Portfolio    Seeks high total return, consisting
                                       principally of capital appreciation
BlackRock Investment Trust Portfolio   Seeks long-term growth of capital and
                                       income
American Funds Growth-Income           Seeks both capital appreciation and
  Portfolio                            income
Legg Mason Value Equity Portfolio      Seeks long-term growth of capital
MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index
American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks
FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital
Lazard Mid-Cap Portfolio               Seeks long-term capital appreciation
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) Mid Cap 400
                                       Composite Stock Price Index
FI International Stock Portfolio       Seeks long-term growth of capital
Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio
MFS(R) Research International          Seeks capital appreciation
  Portfolio
Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index
BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital
  Portfolio
FI Large Cap Portfolio                 Seeks long-term growth of capital
American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks
Janus Aggressive Growth Portfolio      Seeks long-term growth of capital
Jennison Growth Portfolio              Seeks long-term growth of capital
Oppenheimer Capital Appreciation       Seeks capital appreciation
  Portfolio
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income
Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities
Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index
BlackRock Aggressive Growth Portfolio  Seeks maximum capital appreciation
T. Rowe Price Mid-Cap Growth           Seeks to provide long-term growth of
  Portfolio                            capital
Franklin Templeton Small Cap Growth    Seeks long-term capital growth
  Portfolio
Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital
T. Rowe Price Small Cap Growth         Seeks long-term capital growth
  Portfolio
RCM Global Technology Portfolio        Seeks capital appreciation; no
                                       consideration is given to income
                        ASSET ALLOCATION PORTFOLIOS
MetLife Conservative Allocation        Seeks high level of current income,
  Portfolio                            with growth of capital as a secondary
                                       objective
MetLife Conservative to Moderate       Seeks high total return in the form
  Allocation Portfolio                 of income and growth of capital, with
                                       a greater emphasis on income
MetLife Moderate Allocation Portfolio  Seeks a balance between a high level of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital
MetLife Moderate to Aggressive         Seeks growth of capital
  Allocation Portfolio
MetLife Aggressive Allocation          Seeks growth of capital
  Portfolio
                      EXCHANGE-TRADED FUNDS PORTFOLIOS
Cyclical Growth ETF Portfolio          Seeks growth of capital
Cyclical Growth and Income ETF         Seeks growth of capital and income
  Portfolio


A-PPA- 18

Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*  We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Met Investors Fund and American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

                                                                       A-PPA- 19

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS



An investment manager (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or sub-investment manager of a Portfolio, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Portfolios. The amount of the compensation is not deducted from the Portfolios' assets and does not decrease the Portfolios' investment return. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies have membership interests in our affiliated investment managers MetLife Advisers, LLC, and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the investment manager makes a profit with respect to the investment management fees it receives from the Portfolio. We may benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the investment managers. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAI for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)



Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Portfolio's prospectus. The payments are deducted from assets of the Portfolios and are paid to us. These payments decrease the Portfolios' investment return.



We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have


A-PPA- 20
included Portfolios based on recommendations made by broker-dealer firms. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Who Sells the Deferred Annuities and Income Annuities.")



(See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAI for information on the investment management fees paid by the investment managers to the sub-investment managers.)


DEFERRED ANNUITIES

This Prospectus describes the following Deferred Annuities under which you can accumulate money:

    *  Non-Qualified

    *  Traditional IRAs (Individual Retirement Annuities)

    *  Roth IRAs (Roth Individual Retirement Annuities)

    * SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)

    *  SEPs (Simplified Employee Pensions)

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------
These Deferred Annuities may be either issued to you as an individual or to a group (you are then a participant under the group's Deferred Annuity).
--------------------------------------------------------------------------------

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how you may be affected.

                                                                       A-PPA- 21

AUTOMATED INVESTMENT STRATEGIES

--------------------------------------------------------------------------------
We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.
            Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.
--------------------------------------------------------------------------------

There are five automated investment strategies available to you. These investment strategies are available to you without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your Contract earns. Early withdrawal charges may be taken from any of your earnings.


THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. For example, if you choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.


THE REBALANCER(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

A-PPA- 22

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

--------------------------------------------------------------------------------
You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
--------------------------------------------------------------------------------


The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

AUTOMATED PURCHASE PAYMENTS

If you purchase a Traditional IRA, a Roth IRA or a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction" your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic" your bank deducts money from your bank account and makes the purchase payment for you.

                                                                       A-PPA- 23

ELECTRONIC APPLICATIONS

When circumstances permit, we may be able to electronically submit your complete initial application to your MetLife Designated Office. If you elect to use this process, our local office or your sales representative will actually transmit the record of your purchase payment and application. Your actual purchase payment, application and other related documents will then be forwarded to your MetLife Designated Office. We may, for certain Deferred Annuities, treat the electronic purchase payment as though we had received payment at your MetLife Designated Office in order to credit and value the purchase payment.

We may do this if:

* The electronic purchase payment is received at your MetLife Designated Office and accompanied by a properly completed electronic application record; and

* Your money, application and other documentation are received in good order at your MetLife Designated Office within five business days following the transmission of the electronic record. Generally, the electronic record is received at your MetLife Designated Office the business day following its transmission by the sales representative or local office.

   If, however, your purchase payment and paper copy of the application are received at your MetLife Designated Office before the electronic record, then your purchase payment will be credited and valued as of the date it is received.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*  Federal tax laws;

* Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance; and

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by

A-PPA- 24
dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*  Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE


Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).


           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value


However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).


            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS

--------------------------------------------------------------------------------
You may transfer money within your Contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
--------------------------------------------------------------------------------

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

*  The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

                                                                       A-PPA- 25

Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.



WE MAY REQUIRE YOU TO:



*  Use our forms;



* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or



* Transfer a minimum amount if the transfer is in connection with the Allocator.


Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a Portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent reallocations/transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the Western Asset Management Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization and Lord Abbett Bond Debenture Portfolios) and we monitor reallocation/transfer activity in those Portfolios (the "Monitored Portfolios"). For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current value; and (3) two or more "round-trips"


A-PPA- 26
involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive reallocation/transfer activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.



Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation programs described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the reallocation/transfer limits. Our ability to detect and/or restrict such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


                                                                       A-PPA- 27

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or reallocations/transfers by specific contract owners who violate the frequent trading policies established by the Portfolio.



In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the investment Portfolio prospectuses for more details.

A-PPA- 28

ACCESS TO YOUR MONEY


--------------------------------------------------------------------------------

Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.
--------------------------------------------------------------------------------

You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*  The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

--------------------------------------------------------------------------------

We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request.
--------------------------------------------------------------------------------


SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your

                                                                       A-PPA- 29

Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

--------------------------------------------------------------------------------
   If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should request that the payment date be the
                                                          20th day of the month.
--------------------------------------------------------------------------------


SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

--------------------------------------------------------------------------------
Your Account Balance will be reduced by the amount of your Systematic Withdrawal
 Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
--------------------------------------------------------------------------------


Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

A-PPA- 30

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee.

* For the Non-Qualified, Traditional IRA, Roth IRA and SEP Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you are not enrolled in the check-o-matic or automatic payroll deduction programs.

* For the SIMPLE IRA Deferred Annuity, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you do not make a purchase payment during the Contract Year.

CHARGES

--------------------------------------------------------------------------------
The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.
MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.
--------------------------------------------------------------------------------

There are two types of charges you pay while you have money in an investment division:

*  Insurance-related charge, and

*  Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

                                                                       A-PPA- 31

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES

--------------------------------------------------------------------------------
  You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.
--------------------------------------------------------------------------------

An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment

A-PPA- 32

--------------------------------------------------------------------------------
We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the available purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.
--------------------------------------------------------------------------------


division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

--------------------------------------------------------------------------------
Early withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.
--------------------------------------------------------------------------------


In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

*  On transfers you make within your Deferred Annuity.

*  On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

                                                                       A-PPA- 33

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Balance that equals the "step up" portion of the death benefit.

* If you withdraw up to 10% of your Account Balance in a Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% will you have to pay early withdrawal charges.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* Because you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

* If your Contract provides for this, on your first withdrawal to which an early withdrawal charge would otherwise apply, and either you or your spouse:

     -- Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

     -- Is diagnosed with a terminal illness and not expected to live more than a year.


* If you have transferred money which is not subject to a withdrawal charge (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*  Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal

A-PPA- 34
    charges (determined as previously described) for transferred amounts from your original Contract:

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*  Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original
          Contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original Contract.

FREE LOOK
You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

Presently, MetLife offers another deferred annuity which has different features and different charges and expenses than the Deferred Annuity. Currently, MetLife is offering holders of the Deferred Annuity the ability to exchange the Deferred Annuity for this other deferred

                                                                       A-PPA- 35
annuity, if certain criteria are met and if we believe the exchange is appropriate. The exchange offer is not approved in all states. Those contractholders who are interested in receiving more information about the exchange offer should contact their representative.

DEATH BENEFIT
One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies). If you die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:

*  Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*  The total of all of your purchase payments less any partial withdrawals.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the Contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Balance is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make

A-PPA- 36
additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any early withdrawal charges.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

PAY-OUT OPTIONS (OR INCOME OPTIONS)

--------------------------------------------------------------------------------
The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity.
If you annuitize your Deferred Annuity and should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your Contract, we will use the current rates.
--------------------------------------------------------------------------------

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in all states.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*  A fixed dollar payment or a variable payment; and

*  A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your Contract, if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

                                                                       A-PPA- 37

Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase. We no longer offer the Income Annuities.

INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuities are no longer available.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*  Non-Qualified         *  Roth IRA            *  SIMPLE IRA
*  Traditional IRA       *  SEP IRA

If you have accumulated amounts in any of your employer's, association's or group's investment vehicles (for example, Traditional IRAs, ROTH IRAs, 401(k)s, Keoghs, 401(a)s, 403(a)s, 403(b)s or 457s or SIMPLE IRAs after two years), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

A-PPA- 38

There are three people who are involved in payments under your Income Annuity:

--------------------------------------------------------------------------------
Many times, the Owner and the Annuitant are the same person.
--------------------------------------------------------------------------------


* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments/or a lump sum payment if the owner dies.

--------------------------------------------------------------------------------
You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.
--------------------------------------------------------------------------------


Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your Contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

--------------------------------------------------------------------------------
When deciding how to receive income, consider:

- The amount of income you need;
- The amount you expect to receive from other sources;
- The growth potential of other investments; and
- How long you would like your income to last.
--------------------------------------------------------------------------------


LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

                                                                       A-PPA- 39

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.


LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to provide this minimum initial income payment.

ALLOCATION
You decide what portion of your income payment is allocated to each of the variable investment divisions.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a

A-PPA- 40
purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.


--------------------------------------------------------------------------------
The AIR is stated in your Contract and may range from 3% to 6%.
--------------------------------------------------------------------------------


AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your Contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the insurance-related charge or Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the insurance-related charge or Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.


The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


                                                                       A-PPA- 41

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

* Then, we divide by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*  Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS

You can reallocate among the investment divisions or the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate amounts from the Fixed Income Option to the investment divisions.

Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the investment divisions or other funds to generate your income payments.

For us to process a reallocation, you must tell us:

*  The percentage of the income payment to be reallocated;

* The investment divisions from which you want the income payment to be reallocated; and

* The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.


Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a Portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and admin-

A-PPA- 42
istrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent reallocations/transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., Western Asset Management Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization and Lord Abbett Bond Debenture Portfolios) and we monitor reallocation/transfer activity in those Portfolios (the "Monitored Portfolios"). We employ various means to monitor reallocation/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive reallocation/transfer activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


                                                                       A-PPA- 43

Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the reallocation/transfer limits. Our ability to detect and/or restrict such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or reallocations/transfers by specific contract owners who violate the frequent trading policies established by the Portfolio.


A-PPA- 44

In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the Portfolio prospectuses for more details.


CONTRACT FEE

If you select a pay-out option under your Deferred Annuity and you purchased that Deferred Annuity at least two years ago, we will waive the contract fee.

A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping.

                                                                       A-PPA- 45

CHARGES

--------------------------------------------------------------------------------
The charges you pay will not reduce the number of annuity units credited to you.
         Instead, we deduct the charges when calculating the Annuity Unit Value.
--------------------------------------------------------------------------------

There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

*  Insurance-related charge; and

*  Investment-related charge.

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities (Class B and Class 2) have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.


Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and

A-PPA- 46
income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

--------------------------------------------------------------------------------
You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.
--------------------------------------------------------------------------------

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free-look" period, your decision to purchase the Income Annuity is irrevocable.

GENERAL INFORMATION


ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*  After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

                                                                       A-PPA- 47

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually

A-PPA- 48

24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

*  Account Balance

*  Unit Values

*  Current rates for the Fixed Interest Account

*  Transfers

*  Changes to investment strategies

*  Changes in the allocation of future purchase payments.

For your Deferred Annuity in the pay-out phase or Income Annuity, you may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

                                                                       A-PPA- 49

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

A-PPA- 50

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

                                                                       A-PPA- 51

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies available in the Deferred Annuity, including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may state performance for the investment divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

Historical performance information should not be relied on as a guarantee of future performance results.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the average of

A-PPA- 52
investment-related charges for all Portfolios to depict investment-related charges.

An illustration should not be relied upon as a guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*  To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

                                                                       A-PPA- 53

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*  The shares for which voting instructions are received, and

*  The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES

All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and we are also members of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. Deferred Annuities and Income Annuities also may be sold through the mail or over the Internet.



The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by payments from us. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representa-


A-PPA- 54
tives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales in order to maintain employment with us.



We make cash payments to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives for the products they sell and service based upon a "gross dealer concession" model. With respect to Deferred Annuities and Income Annuities, the gross dealer concession ranges from 1.5% to 6% of each purchase payment and, starting in the second Contract Year, 0.18% of the Account Balance or amount available from which income payments are made each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.



Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources MetLife sales representatives' and MetLife Resources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.


                                                                       A-PPA- 55

Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.



We also pay the business unit responsible for the operation of our distribution system.



We also offer our sales representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.



We may also enter into preferred distribution arrangements with certain affiliated broker-dealers such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we may pay separate, additional compensation to the broker-dealer for services the broker-dealer provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Contracts.



We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, the American Funds Global Small Capitalization Portfolio and the American Funds Bond Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.



Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the sub-investment manager of the Cyclical Growth and Income ETF Portfolio and the Cyclical Growth ETF Portfolio (the "ETF Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the ETF Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the SAI for Met Investors Series Trust for information on the investment management fees paid to Gallatin Asset Management, Inc. by Met Investors Advisory, LLC, the investment manager of the ETF Portfolios.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the ETF Portfolios in this and


A-PPA- 56
other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the ETF Portfolios.



FINANCIAL STATEMENTS

The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

WHEN WE CAN CANCEL YOUR DEFERRED
ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so for a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early withdrawal charges may apply.


INCOME TAXES


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly and to different interpretation. Consult your own tax adviser about your circumstances, any recent tax developments, and the effect of state income taxation.



The SAI may have additional tax information. You should also reference the "Premium and Other Taxes" section of this Prospectus and/or the SAI.



You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, or income payments under your Deferred/Income Annuity satisfy applicable tax law.



Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income


                                                                       A-PPA- 57

Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser prior to making any such designation.



MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.



To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.



The rules for state and local income taxes may differ from the Federal income tax rules. Purchasers and prospective buyers of the Contract should consult their own tax advisors and the law of the applicable jurisdiction to determine what rules and tax benefits apply to the Contract.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).


GENERAL


Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.


--------------------------------------------------------------------------------

      Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.

--------------------------------------------------------------------------------



All IRAs, SEPs and SIMPLE IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRAs, SEPs and SIMPLEs with an annuity, it does provide you additional insurance benefits such as availability of a guaranteed income for life.



Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral. Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is subject to ordinary income tax and is not eligible for the reduced maximum tax rate (15%) currently applicable to long term capital gains and qualifying dividends.



The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:



* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;



*  adding "catch-up" contributions for taxpayers age 50 and above; and



*  adding enhanced portability features.



You should consult your tax adviser regarding these changes.


A-PPA- 58

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010. Additionally not all states and tax jurisdictions may have adopted the increased contribution limits or other of these changes. You should consult your tax adviser regarding these changes.



SEPARATE ACCOUNT CHARGES. It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



WITHDRAWALS & INCOME PAYMENTS


Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:


*  annuity you purchase (e.g., Non-Qualified or Qualified IRA); and


*  pay-out option you elect.


Withdrawals (other than tax-free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs or eligible retirement plans.



For IRAs, if your purchase payment consists of both deductible and non-deductible amounts, the portion of the withdrawal attributable to non-deductible contributions is considered a non-taxable return of principal. You must keep track of which contributions were deductible and which were not, and make annual reports to the IRS if non-deductible contributions were made. In general where you have contributed any after-tax money to a Traditional IRA, the portion of a withdrawal or income payment that is considered to be a non-taxable return of principal is determined by applying the ratio of the total remaining purchase payments to all your Traditional IRAs to the aggregate value of all your Traditional IRAs. See IRS form 8606 for details.



We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


                                                                       A-PPA- 59

WITHDRAWALS BEFORE AGE 59 1/2


If you receive a taxable distribution from your Contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes. (In general, this does not apply to Section 457 annuities. However, it does apply to distributions from Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)


As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


                                        Type of Contract
                               -----------------------------------
                                                            401(a)
                                               Trad.        401(k)
                                              IRA/SEP       Keogh
                                              ROTH IRA      403(a)
                                 Non-          SIMPLE       403(b)
                               Qualified        IRA*         457
                               ---------      --------      ------
In a series of
  substantially equal
  payments made annually
  (or more frequently)
  for life or life
  expectancy (SEPP)                x             x            x(1)
After you die                      x             x            x
After you become totally
disabled (as defined in
the Code)                          x             x            x
To pay deductible medical
expenses                                         x            x
To pay medical insurance
premiums if you are
unemployed                                       x
For qualified higher
education expenses, or                           x
For qualified first time
home purchases up to
$10,000                                          x
After December 31, 1999
for IRS levies                                   x            x
After separation from
service if you are over
age 55 at time of
separation                                                    x
Under certain income
annuities providing for
substantially equal
payments over the
"pay-out" period                   x
(*) For SIMPLE IRA's the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.
(1) You must also be separated from service at the time payments begin.


A-PPA- 60

INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)



If you are considering purchasing the Income Annuity or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether your variable income payments will satisfy the SEPP exception.



If you have not attained age 59 1/2 at the time of purchase or on the date that income payments commence and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of the withdrawal option prior to the later of (a) your attaining age 59 1/2 or (b) five years after income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if you are under age 59 1/2 when such payments are received, any future payments you receive will generally be subject to the 10% penalty tax. Consult your tax adviser.



You should consult your tax advisor prior to making any reallocations if you were under age 59 1/2 at the time income payments began or have been receiving income payments for less than five years.



It is unclear whether the income payments under the Income Annuity satisfy certain of the other exceptions to the penalty tax. Accordingly, if you have not reached age 59 1/2, and you intend to use the Income Annuity to meet one or more of the exceptions, you should consult a tax advisor prior to purchasing the Income Annuity.


NON-QUALIFIED ANNUITIES

--------------------------------------------------------------------------------
After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.
--------------------------------------------------------------------------------



Purchase payments to Non-Qualified Contracts are on an "after-tax" basis, so when you receive a distribution as a withdrawal or as a periodic annuity payment, you will only pay income taxes on the amount that is considered earnings.



Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.



We will withhold amounts from withdrawals or income payments as required under the Code unless you properly elect out of withholding.



Where otherwise permitted under the Deferred Annuity, pledges, direct or indirect borrowing against the value of the Contract and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses


                                                                       A-PPA- 61
or between ex-spouses which are considered incident to divorce as defined by the Code.



When a non-natural person (e.g. a corporation) owns a Non-Qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus will lose the benefit of tax deferral. In such cases, the gain in the Contract each year will generally be taxable as ordinary income to the owner and will not qualify for any reduced tax rate or tax treatment that may apply to capital gains or dividends. However, an annuity owned by a non-natural person (such as a trust) as agent for an individual will be treated as an annuity for tax purposes.



Certain Income annuities under Section 72(u)(4) of the Code purchased with a single payment and providing substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person. It is unclear under current tax law whether your income annuity will satisfy this test. Other exceptions to the general rule for holders who are not individuals could also apply under the Code. Accordingly, non-natural persons should consult with their own tax advisors prior to purchase, and prior to the transfer of any amounts between investment divisions or between an investment option and the fixed income option, where these options and benefits are otherwise made available, after the income annuity starting date.



In situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the non-natural owner may have a limited ability to deduct interest payments or in the case of an insurance company certain reserve deductions may be reduced.



PURCHASE PAYMENTS



Although the Code does not limit the amount of your purchase payments, your Contract may limit them.



DEFERRED ANNUITY



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


A-PPA- 62

Under Section 1035 of the Code, your Non-Qualified Contract may be exchanged for another non-qualified annuity without paying income taxes if certain requirements are met and income payments have not yet commenced. Code Section 1035 provides that no gain or loss is recognized when an annuity contract or a portion of an existing annuity account balance is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange (or a portion thereof) could result in your investment becoming subject to higher or lower fees and/or expenses.



For partial exchanges under Section 1035, the IRS may require aggregation of the several contracts if distributions have been taken from any of the contracts after the exchange within a certain period of time (e.g. 24 months) resulting in greater taxable income and adverse tax consequences such as imposition of the 10% penalty if the taxpayer has not attained age 59 1/2 at the time of the distribution(s).



Additionally, consolidation of contracts under a Section 1035 exchange will cause an aggregation of contract values and may adversely affect gain reported and possible imposition of the 10% penalty if the taxpayer is under age 59 1/2 at the time of distribution from a consolidated contract.



Where otherwise permitted under the Deferred Annuity, pledges, direct or indirect borrowing against the value of the Contract and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses or between ex-spouses which are considered incident to divorce as defined by the Code.



Consult your tax advisor prior to changing the annuitant or prior to changing the date you have determined to commence income payments, if permitted under the terms of your contract, as it is conceivable the IRS could consider such actions to be a taxable exchange of annuity contracts.


DIVERSIFICATION


In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract. Consult your independent tax advisor prior to purchase.


                                                                       A-PPA- 63

INVESTOR CONTROL



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers/reallocations between investment divisions and/or transfers/reallocations from/between an investment division to/and a fixed option.

* Possible taxation as if you were the owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.

We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract holders in the investment divisions from adverse tax consequences.


PARTIAL AND FULL WITHDRAWALS



Any withdrawal is generally treated as coming first from earnings (determined based on the difference between the account balance prior to any surrender charges and the remaining basis, immediately prior to the withdrawal) and only after all earnings are paid out from your contributions (and thus a nontaxable return of principal). However, this rule does not apply to payments made under income annuities. Such payments are subject to an "exclusion ratio" or "excludable amount," which determines how much of each payment is a non-taxable return of your contributions/purchase payments and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions/purchase payments equals


A-PPA- 64
the amount of such contributions/purchase payments, all remaining payments are fully taxable.



Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified Annuity, the Code treats such a withdrawal as:



*  First coming from earnings (and thus subject to income tax); and



*  Then from your purchase payments (which are not subject to income tax).



This rule does not apply to payments made pursuant to an income pay-out option under your Contract.



In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payments and then from a taxable payment of earnings. In the event the proceeds on full surrender of your Contract are less than remaining purchase payments you may be able to claim a loss: consult a tax advisor as to whether a loss is allowable, the character of such loss and where to claim it in your Federal Income Tax return.



INCOME ANNUITY



Generally, different tax rules apply to payments made pursuant to an Income Annuity or pay-out option under your Deferred Annuity than to withdrawals and payments received before the annuity starting date.



Income payments are subject to an "excludable amount" or "exclusion ratio," which determines how much of each payment is treated as:



*  A non-taxable return of your purchase payment; and



*  A taxable payment of earnings.



Partial Annuitizations: Currently, we will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (i.e. taking an income annuity) as a taxable withdrawal for federal income tax purposes which may also be subject to the 10% penalty tax (if you are under age 59 1/2). We will then treat the remaining amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received for that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments.



Income payments and amounts received on the exercise of a full or partial withdrawal option under your Non-Qualified Income Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will


                                                                       A-PPA- 65
instead be taxable under the rules for income payment or withdrawals, whichever is applicable.



Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or
(b) five years after income payments commence will generally invalidate the exception and subject you to income tax, additional penalties and interest.



The Internal Revenue Service (the "IRS") has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/reallocations are permitted between investment divisions or from an investment division into/and a fixed income option after the annuity starting date.



We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



These rules also apply to income payments made to your beneficiary as a death benefit. However, under a life contingent income annuity, payments in the nature of a refund of premium made after your death may generally be excluded from the recipient's income until the remaining basis has been fully recovered. Thereafter, all amounts paid are fully includible in income.



Under the Code, withdrawals or income payments from non-qualified annuities need not be made by a particular age, but it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).



If you die before the purchase payment is returned, the unreturned amount may be deductible on your final tax return or deductible by


A-PPA- 66
your beneficiary if income payments continue after your death or a lump sum is paid to your estate or your beneficiary.



If the amount of income payments received in any calendar year is less than the excludable amount applicable to that year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to ratably apply this excess in order to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such an election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.



AFTER DEATH & DEATH BENEFITS



The death benefit under an annuity is generally taxable to the beneficiary or other payee, such as your estate, in the same manner as distributions made to the contract owner using the rules for withdrawals or income payments, whichever is applicable.



If you die before the annuity starting date, as defined under the income tax regulations, payment of your entire interest in the Contract must be made within five years of the date of your death or payments must begin under a pay-out option allowed by the Code to your designated beneficiary (beginning within one year of the date of your death. Alternatively, where permitted under the Contract, a spousal beneficiary may continue the contract as his or her own.



After your death, if your designated beneficiary does not timely elect in accordance with our procedures a method for the payment of the death benefit complying with the Code, the remaining interest in the Contract will be paid out in a lump sum. In all such cases, payments will be made within five years of the date of your death.



If you die on or after the annuity starting date as defined under Treasury Regulations, payments must continue to be made at least as rapidly as under the income type being used as of the date of your death.



If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or deductible by either your beneficiary, if income payments continue after your death, or by your estate or your beneficiary if paid in a lump sum.



In the case of joint owners, the above rules will be applied on the death of any contract owner.



When the contract owner is not a natural person, these rules will be triggered on the death or change of any annuitant.


                                                                       A-PPA- 67

--------------------------------------------------------------------------------

For individuals under 50, your total annual contribution to all your Traditional and Roth IRAs for 2006 may not exceed the lesser of $4,000 or 100% of your
                                          "compensation" as defined by the Code.

--------------------------------------------------------------------------------


INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRAs AND SEPs]

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract.


* Your annuity is for the exclusive benefit of you and your designated beneficiary. It is not forfeitable and you may not transfer, assign or pledge it to someone else.



* You can transfer your IRA proceeds to the same type of IRA (e.g., Traditional IRA under Sections 408(a) or (b) to another Traditional IRA account or annuity) or certain eligible retirement plans of an employer, without incurring Federal income taxes if certain conditions are satisfied.



* You can rollover proceeds from a SIMPLE IRA to another IRA after participating in the SIMPLE for at least two years.



* IRA contracts may not invest in life insurance. The Deferred Annuity offers death benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance (see below).


* The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.


The Contract may provide death benefits that could exceed the greater of premiums paid or the Account Balance. The final required minimum distribution income tax regulations generally treat such benefit as part of the annuity contract and not as life insurance and require the value of such benefit to be included in the participant's interest that is subject to the required minimum distribution rules (see below).



A contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.



The IRS has approved the form of the Traditional IRA endorsement and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA or SIMPLE IRA contract issued to you may differ from the form of the Traditional IRA or SIMPLE IRA approved by the IRS because of several factors such as different riders and state insurance department requirements.


A-PPA- 68

The Roth IRA endorsement is based on the IRA Model Roth IRA Contract Form 5305-RB (Rev. 3-02).


--------------------------------------------------------------------------------
In some cases, your purchase payments may be tax deductible.
--------------------------------------------------------------------------------


TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Generally:


Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.



There are different annual purchase payments limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.



Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.



Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the Contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax.



Minimum distribution requirements also apply to the Deferred Annuities. These are described separately later in this section.



* Except for permissible rollovers and direct transfers, or permissible contributions under the Code made in accordance with an employer's SEP plan, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($4,000 for tax years 2006-2007). This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.



* Beginning in 2006, individuals age 50 or older can make an additional "catch-up" contribution of $1,000 per year (assuming you have sufficient compensation).


* Purchase payments in excess of permitted amounts may be subject to a penalty tax.


* Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2. (This does not apply to Roth IRAs or to SIMPLE IRAs.)



* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax


                                                                       A-PPA- 69
   return (including filing extensions). See more detailed discussion below.


* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.


Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2006, if you are an "active participant" in another retirement plan and if your adjusted gross income is $50,000 or less ($75,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $60,000 ($85,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limit for the non-active participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.


WITHDRAWALS AND INCOME PAYMENTS

Withdrawals (other than tax-free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.


For IRAs, if your purchase payment consists of both deductible and non-deductible amounts, the portion of the withdrawal attributable to non-deductible contributions is considered a non-taxable return of principal. You must keep track of which contributions were deductible and which were not, and make annual reports to the IRS if non-deductible contributions were made. In general where you have contributed any after-tax money to a Traditional IRA, the portion of a withdrawal or income payment that is considered to be a non-taxable return of principal is determined by applying the ratio of the total remaining purchase payments to all your Traditional IRAs. See IRS Form 8606 for details.


A-PPA- 70

We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

MINIMUM DISTRIBUTION REQUIREMENTS

--------------------------------------------------------------------------------

You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

--------------------------------------------------------------------------------



For Traditional IRAs, SIMPLE IRAs and SEPs, you must begin receiving distributions by April 1 of the calendar year following the year in which you turn age 70 1/2.



Complex rules apply to the determination of the amount of these distributions. A tax penalty of 50% applies to withdrawals which should have been taken but were not. These rules limit the income payment types available under a qualified contract and the guaranteed period over which income payments can be made (if such a period is selected). A tax penalty of 50% applies to distributions which should have been taken but were not.



In general, proposed regulations issued in 2002 and finalized in 2004 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is broadly defined to include changes in the assumed interest rate such as those produced by the specified interest rate under the Income Annuity. Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.



If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse for over a period not exceeding the joint life expectancy of your and your non-spousal beneficiary, be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Additionally, under the required minimum distribution regulations, if you purchase a life contingent annuity with a guarantee period, such guarantee period may also be limited to a shorter period than the joint and last survivor life expectancy of you and your designated beneficiary, even when such individual is your spouse. Consult your tax advisor.



As mentioned, final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.


                                                                       A-PPA- 71

AFTER DEATH


The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable). Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.



If the sole beneficiary is your spouse he or she may continue the IRA Annuity as owner. Your spouse beneficiary may also be able to rollover the proceeds into another Traditional IRA or into another eligible retirement plan in which he or she participates as permitted under the tax law.


--------------------------------------------------------------------------------
 If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.
--------------------------------------------------------------------------------



If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of income payments until December 31 of the year in which you would have reached age 70 1/2.



If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).


ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS


Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the deductible amount under the Code ($4,000 for tax years 2006-2007) including contributions to all your Traditional and Roth IRAs. This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). In 2006 individuals age 50 or older can make an additional "catch-up" purchase payment of $1,000 a year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your income is between:


--------------------------------------------------------------------------------

 For individuals under 50, annual purchase payments to your IRAs, including Roth IRAs for 2006 may not exceed the lesser of $4,000 or 100% of your "compensation"
                                                         as defined by the Code.

--------------------------------------------------------------------------------


           Status                        Income
           ------                        ------
         Individual                 $95,000--$110,000
   Married filing jointly          $150,000--$160,000
  Married filing separately            $0--$10,000

- Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

-  You can contribute to a Roth IRA after age 70 1/2.

A-PPA- 72

- If you exceed the purchase payment limits you may be subject to a tax penalty.

- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).


- If you are an active participant in a retirement plan of an employer, your contributions may be limited.


   WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

*  The withdrawal is made:

- At least five taxable years after your first purchase payment to a Roth IRA, and

*  The withdrawal is made:

-  On or after the date you reach age 59 1/2;

-  Upon your death or disability; or

-  For a qualified first-time home purchase (up to $10,000).


Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See chart above. Consult your tax adviser to determine if an exception applies.


Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

* The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

                                                                       A-PPA- 73

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.

--------------------------------------------------------------------------------
If you are married but file separately, you may not convert an existing IRA into a Roth IRA.
--------------------------------------------------------------------------------


CONVERSION

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)


Unless you elect otherwise, amounts you convert from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.



Note: new IRS guidance requires that in the case of a redesignation of a Traditional IRA into a Roth IRA under the same Contract, the amount that is treated as a taxable distribution is the entire value of the contract, in addition to the account balance. The method(s) under which this value must be determined has not been finalized by the IRS. However, interim guidance has been issued, which provides the Issuer may use a method similar to that used in determining the required minimum distribution (but without certain exceptions and assumptions being permitted). Additionally, issuers are required to increase the value subject to tax in the year of the redesignation by any front loads or non-recurring charges (this could include contractual withdrawal charges) imposed in the 12 months prior to the conversion. If your Contract permits such redesignation, consult your tax advisor prior to redesignating your Traditional IRA to a Roth.



If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.



In general, a taxpayer may be permitted to revoke or recharacterize a previous conversion from a Traditional IRA to a Roth IRA provided that certain conditions are met. Consult your tax advisor and the instructions to IRS Form 8606 which indicates how and when the recharacterization must be made to be valid and how amounts should


A-PPA- 74
be reported. The income tax regulations also impose a waiting period to make a reconversion after such a reversal or recharacterization.



REQUIRED DISTRIBUTIONS



Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs; however, in general, the same rules with respect to minimum distributions after your death under Traditional IRAs also apply to Roth IRAs. Note that if payments under a Roth Income Annuity have begun prior to your death the remaining interest in the Contract must be paid to your designated beneficiary by the end of the 5th or over a period no longer than the beneficiary's remaining life expectancy at the time you die.


AFTER DEATH

Generally, when you die we must make payment of your entire interest by the December 31 of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.

SIMPLE IRAs AND SEPs ANNUITIES


The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRAs transfers and rollovers. If your Contract accepts SIMPLE IRA or SEP contributions, consult your tax adviser and see the SAI for additional details.



SIMPLE IRAS



The Code allows contributions up to certain limits to be made under a valid salary reduction agreement and also allows for employer contributions up to certain applicable limits under the Code.



- The Code allows "catch up" contributions for participants age 50 and older (by the end of calendar year) in excess of these limits (up to $2,500 in 2006) increasing thereafter as provided under the Code.



- Transfers and rollovers from other SIMPLE IRA funding vehicles may also be accepted under your SIMPLE IRA Deferred Annuity.


                                                                       A-PPA- 75

WITHDRAWALS AND INCOME PAYMENTS



Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs in the case of SEPs or based on the ratio of all non-deductible SIMPLE IRA purchase payments to the total value of all of your SIMPLE IRAs.



MINIMUM DISTRIBUTION



The minimum distribution and after death distribution rules for Traditional IRA/SEPs and SIMPLE IRAs are generally the same. In all cases participants must begin receiving required distributions no later than April 1st of the calendar year following the year in which the participant becomes 70 1/2. Complex rules apply to calculate the amount of the required withdrawal each year and a penalty tax of 50% applies to amounts which should have been withdrawn, but were not. See discussion under IRAs above for more detail.



In general the amount of required minimum distribution must be calculated separately with respect to each IRA/SEP and each SIMPLE IRA account and annuity contract, and then aggregated for all Traditional IRA/SEPs or for all SIMPLE IRA funding vehicles. The participant may then generally decide to aggregate the minimum distribution requirement for his/her Traditional IRA/SEPs and how much to take from each Traditional IRA/SEP (or from each SIMPLE IRA, as the case may be) to satisfy the minimum distribution requirement. You may not satisfy minimum distributions for one type of IRA or qualified plan with distributions from an account or annuity contract under another type of IRA or qualified plan. Consult your tax adviser.



AFTER DEATH DISTRIBUTIONS



The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable). See discussion under IRAs above for more detail.



Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.



If your spouse is your beneficiary, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age
70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "owner" of the Contract and


A-PPA- 76
treat it as his/her own Traditional IRA (in the case of SEPs) or his/her own SIMPLE IRA (if so eligible, in the case of SIMPLE IRA).



If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).



SEPS



If contributions are being made under a SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. In addition, rules applicable to Traditional IRA annuities (including purchase payments, rollovers, minimum distributions, penalty taxes and after death distributions) apply to your SEP/IRA annuity. See discussion under General IRAs above and note the following:



- For SEP plans of an employer in existence prior to 1997 that permit contributions by elective deferrals, such contributions must be aggregated with all contributions under Section 402(g) of the Code to meet the limitations that apply to salary reduction contributions under all 401(k), SEPS, SIMPLE IRAs and TSAs in which you participate.



OTHER TAX CONSIDERATIONS



FEDERAL ESTATE TAXES



While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX



The Code and certain state and local tax laws may impose a liability for certain interests in or payments made to certain beneficiaries and payees ("skip persons") under an annuity contract. The Code generally imposes a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, a family member two or more generations younger than the contract owner. Transfers to, or death benefits paid to a non-family member who is 37 1/2 years younger than the contract owner may also trigger such taxes. We may, if required under the Code or other applicable law, reduce the payments made to a skip person to pay the generation skipping tax or similar tax liability. Consult a tax advisor


                                                                       A-PPA- 77
or attorney prior to naming a beneficiary or other payee under the Income Annuity to determine whether this tax may apply.



ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate (unless a lower treaty rate applies). In addition, purchasers may be subject to state and/or municipal taxes as well as taxes that may be imposed by the tax authority of the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation (income and otherwise) with respect to an annuity contract purchase.



HURRICANE RELIEF



DISTRIBUTIONS



Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under Section 72(t).



To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.



LOANS



Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals affected by Hurricanes Katrina, Rita and Wilma, whose


A-PPA- 78
principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year.
Note: for purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.



LEGAL PROCEEDINGS



In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.


                                                                       A-PPA- 79

APPENDIX A


PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                                     IRA, SIMPLE IRA
                               Non-Qualified        and SEP Deferred
                             Deferred Annuities       Annuities and
                                 and Income         Qualified Income
                                 Annuities            Annuities(1)
                             ------------------    -------------------
California...............           2.35%                  0.5%(2)
Maine....................            2.0%                   --
Nevada...................            3.5%                   --
Puerto Rico(3)...........            3.0%                  3.0%
South Dakota.............           1.25%                   --
West Virginia............            1.0%                  1.0%
Wyoming..................            1.0%                   --


----------------

1 PREMIUM TAX RATES APPLICABLE TO IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADING "IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES."

2 WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.


3  NEW TAX RATES EFFECTIVE JANUARY 1, 2006.


A-PPA- 80

APPENDIX B


ACCUMULATION UNIT VALUES (IN DOLLARS)


    This table shows fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Division(h).................................         2001              $ 14.94              $ 13.62                 549
                                                       2002                13.62                10.89               1,291
                                                       2003                10.89                16.52               2,336
                                                       2004                16.52                19.72               3,456
                                                       2005                19.72                24.41               4,905

American Funds Growth Division(h).............         2001               138.68               118.11                 383
                                                       2002               118.11                88.12                 925
                                                       2003                88.12               119.07               1,483
                                                       2004               119.07               132.29               1,843
                                                       2005               132.29               151.82               2,087

American Funds Growth-Income Division(h)......         2001                90.87                87.85                 404
                                                       2002                87.85                70.84               1,163
                                                       2003                70.84                92.66               1,753
                                                       2004                92.66               101.01               2,229
                                                       2005               101.01               105.58               2,335

BlackRock Aggressive Growth Division..........         1996                23.35                23.77              43,962
                                                       1997                23.77                25.04              43,359
                                                       1998                25.04                28.12              38,975
                                                       1999                28.12                37.00              31,947
                                                       2000                37.00                33.76              33,051
                                                       2001                33.76                25.42              31,091
                                                       2002                25.42                17.89              27,179
                                                       2003                17.89                24.88              25,244
                                                       2004                24.88                27.76              22,467
                                                       2005                27.76                30.35              19,747


                                                                       A-PPA- 81

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Bond Income Division(c).............         1996              $ 16.12              $ 16.49              16,604
                                                       1997                16.49                17.89              16,307
                                                       1998                17.89                19.33              20,060
                                                       1999                19.33                18.65              18,535
                                                       2000                18.65                20.49              16,397
                                                       2001                20.49                21.92              18,441
                                                       2002                21.92                23.45              17,570
                                                       2003                23.45                24.52              15,377
                                                       2004                24.52                25.29              13,472
                                                       2005                25.29                25.58              12,152

BlackRock Diversified Division................         1996                16.99                19.22              52,053
                                                       1997                19.22                22.89              62,604
                                                       1998                22.89                27.04              73,897
                                                       1999                27.04                29.04              75,126
                                                       2000                29.04                28.98              72,259
                                                       2001                28.98                26.80              66,375
                                                       2002                26.80                22.80              53,831
                                                       2003                22.80                27.15              48,133
                                                       2004                27.15                29.10              42,492
                                                       2005                29.10                29.62              36,977

BlackRock Investment Trust Division...........         1996                17.71                21.37              49,644
                                                       1997                21.37                27.09              60,102
                                                       1998                27.09                34.30              64,053
                                                       1999                34.30                40.13              64,026
                                                       2000                40.13                37.19              62,971
                                                       2001                37.19                30.48              57,292
                                                       2002                30.48                22.24              47,435
                                                       2003                22.24                28.61              42,947
                                                       2004                28.61                31.32              37,874
                                                       2005                31.32                32.05              32,640

BlackRock Large Cap Value Division -- Class
  E(f)........................................         2002                10.00                 7.93                 284
                                                       2003                 7.93                10.60                 856
                                                       2004                10.60                11.87               1,487
                                                       2005                11.87                12.39               1,366


A-PPA- 82

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Legacy Large Cap Growth
  Division -- Class E(k)......................         2004              $ 10.07              $ 11.06                 131
                                                       2005                11.06                11.67                 248

BlackRock Strategic Value Division(a).........         2000                10.00                12.24               4,095
                                                       2001                12.24                14.03              14,487
                                                       2002                14.03                10.90              18,446
                                                       2003                10.90                16.16              18,572
                                                       2004                16.16                18.41              18,476
                                                       2005                18.41                18.94              16,013

Davis Venture Value Division(a)...............         2000                30.19                30.79                 917
                                                       2001                30.79                27.01               2,072
                                                       2002                27.01                22.31               2,269
                                                       2003                22.31                28.84               2,515
                                                       2004                28.84                32.01               3,051
                                                       2005                32.01                34.87               3,699

FI International Stock Division...............         1996                14.19                13.76              17,780
                                                       1997                13.76                13.27              15,865
                                                       1998                13.27                16.07              14,330
                                                       1999                16.07                18.48              13,052
                                                       2000                18.48                16.41              13,980
                                                       2001                16.41                12.87              13,984
                                                       2002                12.87                10.48              13,031
                                                       2003                10.48                13.26              11,727
                                                       2004                13.26                15.48              10,581
                                                       2005                15.48                18.04               9,752

FI Mid Cap Opportunities Division(b)(j).......         1997                10.00                12.68               7,417
                                                       1998                12.68                17.19              19,031
                                                       1999                17.19                37.85              44,078
                                                       2000                37.85                25.71              57,546
                                                       2001                25.71                15.91              52,028
                                                       2002                15.91                11.16              42,962
                                                       2003                11.16                14.83              38,331
                                                       2004                14.83                17.16              34,048
                                                       2005                17.16                18.13              29,773


                                                                       A-PPA- 83

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
FI Value Leaders Division -- Class E(f).......         2002              $ 23.06              $ 19.03                  40
                                                       2003                19.03                23.83                 176
                                                       2004                23.83                26.72                 294
                                                       2005                26.72                29.18                 561

Franklin Templeton Small Cap Growth
  Division(h).................................         2001                10.00                 8.80                 769
                                                       2002                 8.80                 6.27               1,420
                                                       2003                 6.27                 8.98               2,000
                                                       2004                 8.98                 9.88               1,935
                                                       2005                 9.88                10.22               1,816

Harris Oakmark Focused Value Division(h)......         2001                23.96                26.80               2,800
                                                       2002                26.80                24.13               5,044
                                                       2003                24.13                31.61               5,303
                                                       2004                31.61                34.32               5,348
                                                       2005                34.32                37.28               5,417

Harris Oakmark International Division -- Class
  E(f)........................................         2002                10.60                 8.85                  42
                                                       2003                 8.85                11.82                 595
                                                       2004                11.82                14.09               1,794
                                                       2005                14.09                15.90               3,248

Harris Oakmark Large Cap Value Division(e)....         1998                10.00                 9.71                 386
                                                       1999                 9.71                 8.93               3,631
                                                       2000                 8.93                 9.91               4,947
                                                       2001                 9.91                11.59              16,415
                                                       2002                11.59                 9.83              19,479
                                                       2003                 9.83                12.18              18,737
                                                       2004                12.18                13.40              18,012
                                                       2005                13.40                13.05              16,233

Janus Aggressive Growth Division(g)(h)........         2001                10.03                 7.78               1,023
                                                       2002                 7.78                 5.33               1,511
                                                       2003                 5.33                 6.82               1,650
                                                       2004                 6.82                 7.33               1,575
                                                       2005                 7.33                 8.24               1,656


A-PPA- 84

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
Jennison Growth Division(a)(j)................         2000              $  9.81              $  7.24               2,555
                                                       2001                 7.24                 4.94               5,527
                                                       2002                 4.94                 3.47               5,946
                                                       2003                 3.47                 4.31               6,160
                                                       2004                 4.31                 4.47               5,447
                                                       2005                 4.47                 4.98               5,029

Lazard Mid-Cap Division -- Class E(f).........         2002                11.41                 9.70                 342
                                                       2003                 9.70                12.10                 799
                                                       2004                12.10                13.68                 970
                                                       2005                13.68                14.62               1,006

Legg Mason Value Equity Division(l)...........         2001                 9.39                 8.35                 494
                                                       2002                 8.35                 6.58                 796
                                                       2003                 6.58                 7.92                 848
                                                       2004                 7.92                 8.71               1,132
                                                       2005                 8.71                 9.22               1,086

Lehman Brothers(R) Aggregate Bond
  Division(e).................................         1998                10.00                10.11                 793
                                                       1999                10.11                 9.85               7,735
                                                       2000                 9.85                10.84              11,149
                                                       2001                10.84                11.51              17,519
                                                       2002                11.51                12.53              20,058
                                                       2003                12.53                12.82              20,045
                                                       2004                12.82                13.18              22,524
                                                       2005                13.18                13.29              21,998

Loomis Sayles Small Cap Division(a)...........         2000                25.78                25.52                 353
                                                       2001                25.52                22.98                 654
                                                       2002                22.98                17.80                 759
                                                       2003                17.80                24.00                 812
                                                       2004                24.00                27.58                 828
                                                       2005                27.58                29.13                 864


                                                                       A-PPA- 85

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Division(b)(d).....         1997              $ 10.00              $ 10.50               2,375
                                                       1998                10.50                 9.59               3,882
                                                       1999                 9.59                11.16               4,708
                                                       2000                11.16                10.92               5,291
                                                       2001                10.92                10.64               5,375
                                                       2002                10.64                10.65               4,922
                                                       2003                10.65                12.57               5,372
                                                       2004                12.57                13.46               5,242
                                                       2005                13.46                13.54               5,163

Met/AIM Small Cap Growth Division -- Class
  E(f)........................................         2002                11.24                 8.51                 130
                                                       2003                 8.51                11.68                 317
                                                       2004                11.68                12.30                 324
                                                       2005                12.30                13.17                 360

MetLife Mid Cap Stock Index Division(a).......         2000                10.00                10.62               5,493
                                                       2001                10.62                10.36               8,080
                                                       2002                10.36                 8.71              10,596
                                                       2003                 8.71                11.61              11,376
                                                       2004                11.61                13.30               9,541
                                                       2005                13.30                14.75               9,546

MetLife Stock Index Division..................         1996                18.52                22.43              43,141
                                                       1997                22.43                29.27              58,817
                                                       1998                29.27                37.08              71,204
                                                       1999                37.08                44.24              79,702
                                                       2000                44.24                39.61              83,765
                                                       2001                39.61                34.36              80,855
                                                       2002                34.36                26.36              73,961
                                                       2003                26.36                33.38              69,963
                                                       2004                33.38                36.44              67,011
                                                       2005                36.44                37.66              61,056

MFS(R) Research International Division(h).....         2001                10.00                 8.73                 409
                                                       2002                 8.73                 7.62                 830
                                                       2003                 7.62                 9.96                 973
                                                       2004                 9.96                11.77               1,281
                                                       2005                11.77                13.58               1,545


A-PPA- 86

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Division -- Class E(k)....         2004              $ 10.04              $ 10.93                 541
                                                       2005                10.93                11.12               1,421

Morgan Stanley EAFE(R) Index Division(e)......         1998                10.00                10.79                 342
                                                       1999                10.79                13.31               3,869
                                                       2000                13.31                11.24               8,034
                                                       2001                11.24                 8.69              11,012
                                                       2002                 8.69                 7.15              12,545
                                                       2003                 7.15                 9.72              12,719
                                                       2004                 9.72                11.49              10,705
                                                       2005                11.49                12.85              10,292

Neuberger Berman Mid Cap Value Division(e)....         1998                10.00                10.72                 297
                                                       1999                10.72                12.46               2,438
                                                       2000                12.46                15.78               7,506
                                                       2001                15.78                15.19               9,094
                                                       2002                15.19                13.56               9,180
                                                       2003                13.56                18.28               9,002
                                                       2004                18.28                22.20              10,312
                                                       2005                22.20                24.61              11,158

Neuberger Berman Real Estate Division -- Class
  E(k)........................................         2004                 9.99                12.86               1,462
                                                       2005                12.86                14.41               3,143

Oppenheimer Capital Appreciation
  Division -- Class E(m)......................         2005                10.02                10.90                  66

Oppenheimer Global Equity Division(b).........         1997                10.00                10.84               4,826
                                                       1998                10.84                12.42               7,712
                                                       1999                12.42                15.36               9,323
                                                       2000                15.36                14.92              11,687
                                                       2001                14.92                12.37              12,091
                                                       2002                12.37                10.26              10,868
                                                       2003                10.26                13.22              10,017
                                                       2004                13.22                15.20               9,063
                                                       2005                15.20                17.44               8,299


                                                                       A-PPA- 87

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Division(h)................         2001              $ 10.00              $ 10.54               2,743
                                                       2002                10.54                11.41               8,941
                                                       2003                11.41                11.78               9,778
                                                       2004                11.78                12.24               9,738
                                                       2005                12.24                12.39              10,726

RCM Global Technology Division(h).............         2001                10.00                 7.44               2,036
                                                       2002                 7.44                 3.63               2,785
                                                       2003                 3.63                 5.66               6,380
                                                       2004                 5.66                 5.35               5,506
                                                       2005                 5.35                 5.88               4,229

Russell 2000(R) Index Division(e).............         1998                10.00                10.52                 598
                                                       1999                10.52                12.76               5,395
                                                       2000                12.76                12.12               9,113
                                                       2001                12.12                12.08               9,632
                                                       2002                12.08                 9.48              10,366
                                                       2003                 9.48                13.68              10,958
                                                       2004                13.68                15.92               9,453
                                                       2005                15.92                16.43               8,755

T. Rowe Price Large Cap Growth Division(e)....         1998                10.00                11.00                 407
                                                       1999                11.00                13.28               3,394
                                                       2000                13.28                13.05              12,475
                                                       2001                13.05                11.62              12,077
                                                       2002                11.62                 8.80              10,694
                                                       2003                 8.80                11.38              10,543
                                                       2004                11.38                12.35               9,722
                                                       2005                12.35                13.00               8,725

T. Rowe Price Mid-Cap Growth Division(h)......         2001                10.00                 8.42               1,519
                                                       2002                 8.42                 4.66               2,343
                                                       2003                 4.66                 6.31               3,464
                                                       2004                 6.31                 7.36               4,024
                                                       2005                 7.36                 8.35               4,626


A-PPA- 88

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------

T. Rowe Price Small Cap Growth Division(b)....         1997              $ 10.00              $ 11.75               6,932
                                                       1998                11.75                12.01              13,119
                                                       1999                12.01                15.18              14,007
                                                       2000                15.18                13.63              19,423
                                                       2001                13.63                12.25              18,643
                                                       2002                12.25                 8.87              16,729
                                                       2003                 8.87                12.34              15,892
                                                       2004                12.34                13.54              14,108
                                                       2005                13.54                14.84              12,484

Western Asset Management Strategic Bond
  Opportunities Division(h)...................         2001                15.75                16.21                 494
                                                       2002                16.21                17.55               1,216
                                                       2003                17.55                19.52               2,157
                                                       2004                19.52                20.55               2,415
                                                       2005                20.55                20.88               3,190

Western Asset Management U.S. Government
  Division(h).................................         2001                14.55                15.07               1,179
                                                       2002                15.07                16.07               3,844
                                                       2003                16.07                16.13               3,166
                                                       2004                16.13                16.41               2,998
                                                       2005                16.41                16.49               3,100

MetLife Aggressive Allocation Division(m).....         2005                 9.99                11.17                 143

MetLife Conservative Allocation Division(m)...         2005                 9.99                10.32                 188

MetLife Conservative to Moderate Allocation
  Division(m).................................         2005                 9.99                10.55                 824

MetLife Moderate Allocation Division(m).......         2005                 9.99                10.77               1,278

MetLife Moderate to Aggressive Allocation
  Division(m).................................         2005                 9.99                11.00                 654


----------------
NOTES:

A  INCEPTION DATE: JULY 5, 2000.

B  INCEPTION DATE: MARCH 3, 1997.

C THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.

D THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.

                                                                       A-PPA- 89

E  INCEPTION DATE: NOVEMBER 9, 1998.

F  INCEPTION DATE: MAY 1, 2002.

G THE ASSETS OF THE JANUS GROWTH DIVISION WERE MERGED INTO THE JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003 ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.

H  INCEPTION DATE: MAY 1, 2001.

I THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF THE JANUS MID CAP DIVISION.

J THE ASSETS IN THIS INVESTMENT DIVISION WERE MERGED INTO JENNISON GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THIS INVESTMENT DIVISION IS NO LONGER AVAILABLE.

K  INCEPTION DATE: MAY 1, 2004.


L THE ASSETS OF THE MFS(R) INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS TRUST DIVISION.


M  INCEPTION DATE: MAY 1, 2005.

A-PPA- 90

APPENDIX C



PORTFOLIO LEGAL AND MARKETING NAMES



                                     LEGAL NAME OF
SERIES FUND/TRUST                   PORTFOLIO SERIES       MARKETING NAME
-----------------                  ------------------    ------------------
AMERICAN FUNDS INSURANCE SERIES        Bond Fund           American Funds
                                                             Bond Fund
AMERICAN FUNDS INSURANCE SERIES       Global Small         American Funds
                                     Capitalization         Global Small
                                          Fund             Capitalization
                                                                Fund
AMERICAN FUNDS INSURANCE SERIES    Growth-Income Fund      American Funds
                                                         Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES       Growth Fund          American Funds
                                                            Growth Fund
METROPOLITAN SERIES FUND, INC.      FI International      FI International
                                    Stock Portfolio       Stock Portfolio
                                                             (Fidelity)
METROPOLITAN SERIES FUND, INC.        FI Large Cap          FI Large Cap
                                       Portfolio             Portfolio
                                                             (Fidelity)
METROPOLITAN SERIES FUND, INC.         FI Mid Cap            FI Mid Cap
                                     Opportunities         Opportunities
                                       Portfolio             Portfolio
                                                             (Fidelity)
METROPOLITAN SERIES FUND, INC.      FI Value Leaders      FI Value Leaders
                                       Portfolio             Portfolio
                                                             (Fidelity)


                                                                       A-PPA- 91

APPENDIX D


TABLE OF CONTENTS FOR THE STATEMENT OF

ADDITIONAL INFORMATION


                                                        PAGE
COVER PAGE...........................................     1

TABLE OF CONTENTS....................................     1

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........     2

SERVICES.............................................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES.........     2

EARLY WITHDRAWAL CHARGE..............................     3

EXPERIENCE FACTOR....................................     3

VARIABLE INCOME PAYMENTS.............................     4

INVESTMENT MANAGEMENT FEES...........................     7

ADVERTISEMENT OF THE SEPARATE ACCOUNT................    11

VOTING RIGHTS........................................    12

ERISA................................................    13

TAXES................................................    14

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.........   F-1

FINANCIAL STATEMENTS OF METLIFE......................   F-1


A-PPA- 92

                           REQUEST FOR A STATEMENT OF

                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company

Johnstown Office, 500 Schoolhouse Road

Johnstown, PA 15907-2914

DEFERRED ANNUITIES AVAILABLE:
     --  TSA

     --  PEDC

     --  Keogh
     --  403(a)

INCOME ANNUITIES AVAILABLE:
     --  TSA

     --  PEDC

     --  Keogh
     --  403(a)

A WORD ABOUT INVESTMENT RISK:

An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;
     --  federally insured or guaranteed; or
     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]


                                                              MAY 1, 2006


PREFERENCE PLUS(R) ACCOUNT VARIABLE DEFERRED AND INCOME ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities").
--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices for the Deferred
Annuity. The investment choices available to you are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed
Interest Account/ Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan
Fund"), a Portfolio of the Calvert Variable Series,
Inc. ("Calvert Fund"), Portfolios of the Met Investors
Series Trust ("Met Investors Fund") and funds of the
American Funds Insurance Series ("American Funds").
For your convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  WESTERN ASSET MANAGEMENT U.S. GOVERNMENT   LEGG MASON VALUE EQUITY
    (FORMERLY, SALOMON BROTHERS              METLIFE STOCK INDEX
    U.S. GOVERNMENT)                         AMERICAN FUNDS GLOBAL SMALL
  BLACKROCK BOND INCOME                        CAPITALIZATION
  AMERICAN FUNDS BOND                        FI MID CAP OPPORTUNITIES
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    LAZARD MID-CAP
  PIMCO TOTAL RETURN                           (FORMERLY, MET/AIM MID CAP CORE
  WESTERN ASSET MANAGEMENT STRATEGIC BOND      EQUITY)
  OPPORTUNITIES                              METLIFE MID CAP STOCK INDEX
    (FORMERLY, SALOMON BROTHERS STRATEGIC    FI INTERNATIONAL STOCK
    BOND OPPORTUNITIES)                      HARRIS OAKMARK INTERNATIONAL
  LORD ABBETT BOND DEBENTURE                 MFS(R) RESEARCH INTERNATIONAL
  PIMCO INFLATION PROTECTED BOND             MORGAN STANLEY EAFE(R) INDEX
  BLACKROCK DIVERSIFIED                      BLACKROCK LEGACY LARGE CAP GROWTH
  MFS(R) TOTAL RETURN                        FI LARGE CAP
  CALVERT SOCIAL BALANCED                    AMERICAN FUNDS GROWTH
  NEUBERGER BERMAN REAL ESTATE               JANUS AGGRESSIVE GROWTH
  HARRIS OAKMARK FOCUSED VALUE               JENNISON GROWTH
  BLACKROCK LARGE CAP VALUE                  OPPENHEIMER CAPITAL APPRECIATION
  DAVIS VENTURE VALUE                        T. ROWE PRICE LARGE CAP GROWTH
  FI VALUE LEADERS                           LOOMIS SAYLES SMALL CAP
  HARRIS OAKMARK LARGE CAP VALUE             RUSSELL 2000(R) INDEX
  NEUBERGER BERMAN MID CAP VALUE             BLACKROCK AGGRESSIVE GROWTH
  OPPENHEIMER GLOBAL EQUITY                  T. ROWE PRICE MID-CAP GROWTH
  BLACKROCK STRATEGIC VALUE                  FRANKLIN TEMPLETON SMALL CAP GROWTH
  BLACKROCK INVESTMENT TRUST                 MET/AIM SMALL CAP GROWTH
  AMERICAN FUNDS GROWTH-INCOME               T. ROWE PRICE SMALL CAP GROWTH
                                             RCM GLOBAL TECHNOLOGY
                             ASSET ALLOCATION PORTFOLIOS
  METLIFE CONSERVATIVE ALLOCATION            METLIFE MODERATE TO AGGRESSIVE
  METLIFE CONSERVATIVE TO MODERATE             ALLOCATION
    ALLOCATION                               METLIFE AGGRESSIVE ALLOCATION
  METLIFE MODERATE ALLOCATION
                       EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS
  CYCLICAL GROWTH ETF                        CYCLICAL GROWTH AND INCOME ETF



HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate Account E, which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2006. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page B-PPA-91 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

                          [SNOOPY WITH BRIEFCASE GRAPHIC]


The Securities and Exchange Commission has a website (http://www.sec.gov), which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund, American Funds and, if applicable, Calvert Fund prospectuses which are attached to the back of this prospectus. You should also read these prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.

TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW.......................  B-PPA-4
TABLE OF EXPENSES.....................................  B-PPA-7
ACCUMULATION UNIT VALUES TABLE........................  B-PPA-15
METLIFE...............................................  B-PPA-16
METROPOLITAN LIFE SEPARATE ACCOUNT E..................  B-PPA-16
VARIABLE ANNUITIES....................................  B-PPA-16
   A Deferred Annuity.................................  B-PPA-17
   An Income Annuity..................................  B-PPA-18
YOUR INVESTMENT CHOICES...............................  B-PPA-18
   Certain Payments We Receive with Regard to the
      Portfolios......................................  B-PPA-22
DEFERRED ANNUITIES....................................  B-PPA-23
   The Deferred Annuity and Your Retirement Plan......  B-PPA-24
   Automated Investment Strategies....................  B-PPA-24
   Purchase Payments..................................  B-PPA-26
      Allocation of Purchase Payments.................  B-PPA-26
      Limits on Purchase Payments.....................  B-PPA-26
   The Value of Your Investment.......................  B-PPA-27
   Transfers..........................................  B-PPA-28
   Access to Your Money...............................  B-PPA-31
      Account Reduction Loans.........................  B-PPA-31
      Systematic Withdrawal Program for TSA Deferred
        Annuities.....................................  B-PPA-32
      Minimum Distribution............................  B-PPA-33
   Contract Fee.......................................  B-PPA-34
   Account Reduction Loan Fees........................  B-PPA-34
   Charges............................................  B-PPA-34
      Insurance-Related Charge........................  B-PPA-34
      Investment-Related Charge.......................  B-PPA-35
   Premium and Other Taxes............................  B-PPA-35
   Early Withdrawal Charges...........................  B-PPA-36
      When No Early Withdrawal Charge Applies.........  B-PPA-37
      When A Different Early Withdrawal Charge May
        Apply.........................................  B-PPA-40
   Free Look..........................................  B-PPA-41
   Death Benefit......................................  B-PPA-41
   Pay-out Options (or Income Options)................  B-PPA-42
INCOME ANNUITIES......................................  B-PPA-43
   Income Payment Types...............................  B-PPA-44
   Allocation.........................................  B-PPA-45
   Minimum Size of Your Income Payment................  B-PPA-45
   The Value of Your Income Payments..................  B-PPA-46


B-PPA- 2


   Reallocations......................................  B-PPA-47
   Contract Fee.......................................  B-PPA-50
   Charges............................................  B-PPA-50
      Insurance-Related or Separate Account Charge....  B-PPA-50
      Investment-Related Charge.......................  B-PPA-51
   Premium and Other Taxes............................  B-PPA-51
   Free Look..........................................  B-PPA-52
GENERAL INFORMATION...................................  B-PPA-53
   Administration.....................................  B-PPA-53
      Purchase Payments...............................  B-PPA-53
      Confirming Transactions.........................  B-PPA-53
      Processing Transactions.........................  B-PPA-54
        By Telephone or Internet......................  B-PPA-54
        After Your Death..............................  B-PPA-55
        Third Party Requests..........................  B-PPA-55
        Valuation -- Suspension of Payments...........  B-PPA-55
   Advertising Performance............................  B-PPA-56
   Changes to Your Deferred Annuity or Income
      Annuity.........................................  B-PPA-57
   Voting Rights......................................  B-PPA-58
   Who Sells the Deferred Annuities and Income
      Annuities.......................................  B-PPA-59
   Financial Statements...............................  B-PPA-62
   Your Spouse's Rights...............................  B-PPA-62
   When We Can Cancel Your Deferred Annuity or Income
      Annuity.........................................  B-PPA-62
INCOME TAXES..........................................  B-PPA-63
LEGAL PROCEEDINGS.....................................  B-PPA-76
APPENDIX A PREMIUM TAX TABLE..........................  B-PPA-77
APPENDIX B ACCUMULATION UNIT VALUES FOR EACH
  INVESTMENT DIVISION.................................  B-PPA-78
APPENDIX C PORTFOLIO LEGAL AND MARKETING NAMES........  B-PPA-89
APPENDIX D TEXAS OPTIONAL RETIREMENT PROGRAM..........  B-PPA-90
APPENDIX E TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION..............................  B-PPA-91


MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses or supplements to the prospectuses or any supplemental sales material we authorize.


--------------------------------------------------------------------------------
(CHARLIE BROWN READING A CHART GRAPHIC)
--------------------------------------------------------------------------------

                                                                        B-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW

--------------------------------------------------------------------------------
[SNOOPY WITH POINTER GRAPHIC]
--------------------------------------------------------------------------------


ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.


ACCUMULATION UNIT VALUE


With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.



ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.


CONTRACT

A Contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

B-PPA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 months after the Deferred Annuity is issued.

EARLY WITHDRAWAL CHARGE


The early withdrawal charge is an amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.



EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, Calvert Fund, Met Investors Fund or American Funds.


METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."


METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.


SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.


VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

                                                                        B-PPA- 5

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, or, the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC Contracts, "you" means the trustee. For Keogh Contracts, "you" means the trustee of the Keogh plan. Under PEDC or Keogh plans where the participant or annuitant is allowed to choose among investment choices, "you" means the participant or annuitant who is giving us instructions about the investment choices.

B-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND PREFERENCE PLUS INCOME ANNUITIES



    The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................    Up to 7%
  Exchange Fee..............................................        None
  Surrender Fee.............................................        None
  Account Reduction Loan Initiation Fee.....................      $75(2)
  Annual Account Reduction Loan Maintenance Fee (per loan
     outstanding)...........................................      $50(2)
  Income Annuity Contract Fee(3)............................        $350
  Transfer Fee..............................................        None

(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
    SCHEDULE:

   DURING PURCHASE PAYMENT/CONTRACT YEAR
   1...........................................................      7%
   2...........................................................      6%
   3...........................................................      5%
   4...........................................................      4%
   5...........................................................      3%
   6...........................................................      2%
   7...........................................................      1%
   THEREAFTER..................................................      0%

  THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

(2) EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.

(3) THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY MORE THAN TWO YEARS.
--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee (4).........................................................................     None
Separate Account Charge (as a percentage of your average account value) (5)
  General Administrative Expenses Charge........................................................     .50%
  Mortality and Expense Risk Charge.............................................................     .75%
  Total Separate Account Annual Charge..................  Current and Maximum Guaranteed Charge:    1.25%

(4) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(5) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME ANNUITIES.
--------------------------------------------------------------------------------


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, FI Large Cap, FI Value Leaders, Lazard Mid-Cap, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, MFS(R) Total Return, BlackRock Legacy Large Cap Growth, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, Cyclical Growth ETF, Cyclical Growth and Income ETF and Harris Oakmark International Portfolios, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund and the American Funds fees and expenses are contained in their respective prospectuses.


                                                                        B-PPA- 7

                                                                                           Minimum    Maximum
Total Annual Metropolitan Fund, Met Investors Fund, the Calvert Fund and American Funds    -------    -------
  Operating Expenses for the fiscal year ending December 31, 2005 (expenses that are deducted from these Funds' assets include management fees, distribution fees
     (12b-1 fees) and other expenses)....................................                   0.29%      8.27%
After Waiver and/or Reimbursement of Expenses(6)(7)......................                   0.28%      1.19%



(6) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT UNDER WHICH MET INVESTORS FUND HAS AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL EXPENSES OF EACH PORTFOLIO (OTHER THAN INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER EXPENDITURES WHICH ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND OTHER EXTRAORDINARY EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS) WILL NOT EXCEED, AT ANY TIME PRIOR TO APRIL 30, 2007, THE FOLLOWING PERCENTAGES: 0.70% FOR THE CYCLICAL GROWTH AND INCOME ETF PORTFOLIO (CLASS E), 0.70% FOR THE CYCLICAL GROWTH ETF PORTFOLIO (CLASS E), 0.80% FOR THE PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS E), 1.25% FOR THE HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS E), 0.90% FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 0.95% FOR THE LAZARD MID-CAP PORTFOLIO (CLASS
    E), 0.80% FOR THE LEGG MASON VALUE EQUITY PORTFOLIO, 1.20% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS E), 1.00% FOR THE MFS(R) RESEARCH INTERNATIONAL PORTFOLIO, 1.05% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO (CLASS E), 0.90% FOR THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS E), 1.10% FOR THE RCM GLOBAL TECHNOLOGY PORTFOLIO AND 0.90% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY METLIFE INVESTORS MAY, WITH THE APPROVAL OF THE TRUST'S BOARD OF TRUSTEES, BE REPAID BY THE APPLICABLE PORTFOLIO TO METLIFE INVESTORS. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE MET INVESTORS FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE INVESTORS AND THE MET INVESTORS FUND. THE FEE TABLE DOES NOT REFLECT A BROKERAGE COMMISSION RECAPTURE. AFTER THE COMMISSION RECAPTURE, ACTUAL EXPENSES OF RCM GLOBAL TECHNOLOGY PORTFOLIO WERE 1.10%.


(7) PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES, UNDERLYING PORTFOLIO INVESTMENT MANAGEMENT FEES AND EXPENSES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:


                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO                        0.10
METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO            0.10
METLIFE MODERATE ALLOCATION PORTFOLIO                            0.10
METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO              0.10
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                          0.10
FI LARGE CAP PORTFOLIO (CLASS E)                                 1.10



     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO (EXCEPT FI LARGE CAP PORTFOLIO) SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2007. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



     METLIFE ADVISERS HAS ALSO AGREED TO WAIVE A PORTION OF ITS INVESTMENT MANAGEMENT FEE UNTIL AT LEAST APRIL 30, 2007 FOR THE FOLLOWING PORTFOLIOS IN THE PERCENTAGE AMOUNTS SPECIFIED BELOW:



                         PORTFOLIO                                        WAIVED PERCENTAGE
                         ---------                                        -----------------
BLACKROCK BOND INCOME PORTFOLIO                                0.025% ON ASSETS OVER $1 BILLION AND LESS
                                                                                         THAN $2 BILLION
LOOMIS SAYLES SMALL CAP PORTFOLIO                                                    0.05% ON ALL ASSETS
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO                                   0.006% ON ALL ASSETS
METLIFE STOCK INDEX PORTFOLIO                                                       0.007% ON ALL ASSETS
METLIFE MID CAP STOCK INDEX PORTFOLIO                                               0.007% ON ALL ASSETS
RUSSELL 2000(R) INDEX PORTFOLIO                                                     0.007% ON ALL ASSETS
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                                              0.007% ON ALL ASSETS
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO                       0.015% ON THE FIRST $50 MILLION OF ASSETS


     THE EFFECT OF SUCH WAIVER IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE METROPOLITAN FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE ADVISERS AND THE METROPOLITAN FUND.

B-PPA- 8

                                                                         C             A+B+C=D                          D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                 A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
for the fiscal year ending December 31, 2005  MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (9)      FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Western Asset Management U.S. Government
  Portfolio(8)(25).........................      0.54      0.00         0.07             0.61             0.00           0.61
BlackRock Bond Income
  Portfolio(7)(8)(11)(20)..................      0.40      0.00         0.07             0.47             0.00           0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(7).............................      0.25      0.00         0.06             0.31             0.01           0.30
Western Asset Management Strategic Bond
  Opportunities Portfolio(8)(25)...........      0.65      0.00         0.10             0.75             0.00           0.75
BlackRock Diversified Portfolio(8)(20).....      0.44      0.00         0.06             0.50             0.00           0.50
MFS(R) Total Return Portfolio (Class
  E)(8)(10)(28)............................      0.57      0.15         0.16             0.88             0.00           0.88
Harris Oakmark Focused Value Portfolio(8)...     0.73      0.00         0.04             0.77             0.00           0.77
BlackRock Large Cap Value Portfolio (Class
  E)(8)(10)(20)............................      0.70      0.15         0.15             1.00             0.00           1.00
Davis Venture Value Portfolio(8)...........      0.72      0.00         0.04             0.76             0.00           0.76
FI Value Leaders Portfolio (Class
  E)(8)(10)................................      0.66      0.15         0.07             0.88             0.00           0.88
Harris Oakmark Large Cap Value
  Portfolio(8).............................      0.72      0.00         0.06             0.78             0.00           0.78
Neuberger Berman Mid Cap Value
  Portfolio(8).............................      0.67      0.00         0.09             0.76             0.00           0.76
Oppenheimer Global Equity
  Portfolio(8)(22).........................      0.60      0.00         0.33             0.93             0.00           0.93
BlackRock Strategic Value
  Portfolio(8)(20).........................      0.83      0.00         0.06             0.89             0.00           0.89
BlackRock Investment Trust
  Portfolio(8)(20).........................      0.49      0.00         0.06             0.55             0.00           0.55
MetLife Stock Index Portfolio(7)...........      0.25      0.00         0.04             0.29             0.01           0.28
FI Mid Cap Opportunities Portfolio(8)(17)...     0.68      0.00         0.07             0.75             0.00           0.75
MetLife Mid Cap Stock Index Portfolio(7)...      0.25      0.00         0.09             0.34             0.01           0.33
FI International Stock Portfolio(8)(18)....      0.86      0.00         0.20             1.06             0.00           1.06
Morgan Stanley EAFE(R) Index Portfolio(7)...     0.30      0.00         0.22             0.52             0.01           0.51
BlackRock Legacy Large Cap Growth Portfolio
  (Class E)(8)(10)(20).....................      0.73      0.15         0.07             0.95             0.00           0.95
FI Large Cap Portfolio (Class
  E)(7)(8)(10)(29).........................      0.80      0.15         0.06             1.01             0.00           1.01
Jennison Growth Portfolio(8)(21)...........      0.64      0.00         0.05             0.69             0.00           0.69
T. Rowe Price Large Cap Growth
  Portfolio(7)(8)..........................      0.60      0.00         0.12             0.72             0.00           0.72
Loomis Sayles Small Cap Portfolio(7)(8)....      0.90      0.00         0.08             0.98             0.05           0.93
Russell 2000(R) Index Portfolio(7).........      0.25      0.00         0.11             0.36             0.01           0.35
BlackRock Aggressive Growth
  Portfolio(8)(20).........................      0.73      0.00         0.06             0.79             0.00           0.79
Franklin Templeton Small Cap Growth
  Portfolio(8).............................      0.90      0.00         0.23             1.13             0.00           1.13
T. Rowe Price Small Cap Growth
  Portfolio(8).............................      0.51      0.00         0.09             0.60             0.00           0.60


                                                                        B-PPA- 9


                                                       B              A+B=C
                                        A        OTHER EXPENSES   TOTAL EXPENSES
                                    MANAGEMENT       BEFORE       BEFORE WAIVER/
   ASSET ALLOCATION PORTFOLIOS         FEES      REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------
MetLife Conservative Allocation
  Portfolio(7)(24)................     0.10           0.95             1.05
MetLife Conservative to Moderate
  Allocation Portfolio(7)(24).....     0.10           0.31             0.41
MetLife Moderate Allocation
  Portfolio(7)(24)................     0.10           0.19             0.29
MetLife Moderate to Aggressive
  Allocation Portfolio(7)(24).....     0.10           0.24             0.34
MetLife Aggressive Allocation
  Portfolio(7)(24)................     0.10           1.66             1.76

                                                                                                       TOTAL EXPENSES FOR
                                                              C-D=E             TOTAL EXPENSES         THE PORTFOLIO AND
                                            D            TOTAL EXPENSES         AFTER WAIVER/        UNDERLYING PORTFOLIOS
                                         WAIVER/          AFTER WAIVER/       REIMBURSEMENT FOR          AFTER WAIVER/
   ASSET ALLOCATION PORTFOLIOS        REIMBURSEMENT       REIMBURSEMENT     UNDERLYING PORTFOLIOS        REIMBURSEMENT
----------------------------------  ---------------------------------------------------------------------------------------
MetLife Conservative Allocation
  Portfolio(7)(24)................        0.95                0.10                   0.63                     0.73
MetLife Conservative to Moderate
  Allocation Portfolio(7)(24).....        0.31                0.10                   0.65                     0.75
MetLife Moderate Allocation
  Portfolio(7)(24)................        0.19                0.10                   0.69                     0.79
MetLife Moderate to Aggressive
  Allocation Portfolio(7)(24).....        0.24                0.10                   0.71                     0.81
MetLife Aggressive Allocation
  Portfolio(7)(24)................        1.66                0.10                   0.72                     0.82


                                                                       B              A+B=C
CALVERT FUND ANNUAL EXPENSES                          A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2005          MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (12)         FEES        REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio.............       0.70             0.22             0.92

                                                                   C-D=E
CALVERT FUND ANNUAL EXPENSES                                   TOTAL EXPENSES
for fiscal year ending December 31, 2005              D            AFTER
(as a percentage of average net assets) (12)    REIMBURSEMENT  REIMBURSEMENT
----------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio.............       0.00           0.92



                                                                       C             A+B+C=D                          D-E=F
MET INVESTORS FUND ANNUAL EXPENSES              A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
for fiscal year ending December 31, 2005    MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(9)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio(19)..........     0.50      0.00         0.07             0.57             0.00           0.57
Lord Abbett Bond Debenture
  Portfolio(8)(11)........................     0.51      0.00         0.05             0.56             0.00           0.56
PIMCO Inflation Protected Bond Portfolio
  (Class E)(6)(10)(29)....................     0.50      0.15         0.05             0.70             0.00           0.70
Neuberger Berman Real Estate Portfolio
  (Class E)(6)(8)(10).....................     0.67      0.15         0.03             0.85             0.00           0.85
Legg Mason Value Equity
  Portfolio(6)(16)........................     0.70      0.00         7.57             8.27             7.47           0.80
Lazard Mid-Cap Portfolio (Class
  E)(6)(8)(10)(26)........................     0.70      0.15         0.09             0.94             0.00           0.94
Harris Oakmark International Portfolio
  (Class E)(6)(8)(10)(13).................     0.82      0.15         0.13             1.10             0.00           1.10
MFS(R) Research International
  Portfolio(6)(8)(19).....................     0.74      0.00         0.22             0.96             0.00           0.96
Janus Aggressive Growth
  Portfolio(6)(8)(15).....................     0.67      0.00         0.05             0.72             0.00           0.72
Oppenheimer Capital Appreciation Portfolio
  (Class E)(6)(8)(10)(19).................     0.59      0.15         0.09             0.83             0.00           0.83
T. Rowe Price Mid-Cap Growth
  Portfolio(6)(14)........................     0.75      0.00         0.07             0.82             0.00           0.82
Met/AIM Small Cap Growth Portfolio (Class
  E)(6)(8)(10)(19)........................     0.90      0.15         0.11             1.16             0.00           1.16
RCM Global Technology
  Portfolio(6)(8)(19)(23).................     0.92      0.00         0.27             1.19             0.00           1.19



                                                                       C             A+B+C=D
                                                A          B     OTHER EXPENSES   TOTAL EXPENSES
                                            MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
              ETF PORTFOLIOS                   FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------
Cyclical Growth ETF Portfolio (Class
  E)(6)(10)(27)(29).......................     0.45      0.15         1.89             2.49
Cyclical Growth and Income ETF Portfolio
  (Class E)(6)(10)(27)(29)................     0.45      0.15         3.03             3.63

                                                                                      TOTAL EXPENSES FOR
                                                                      D-E=F           THE PORTFOLIO AND
                                                    E            TOTAL EXPENSES     UNDERLYING PORTFOLIOS
                                                 WAIVER/          AFTER WAIVER/         AFTER WAIVER/
              ETF PORTFOLIOS                  REIMBURSEMENT       REIMBURSEMENT         REIMBURSEMENT
------------------------------------------  --------------------------------------------------------------
Cyclical Growth ETF Portfolio (Class
  E)(6)(10)(27)(29).......................        1.79                0.70                   1.08
Cyclical Growth and Income ETF Portfolio
  (Class E)(6)(10)(27)(29)................        2.93                0.70                   1.03


B-PPA- 10

                                                                              C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                 A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2005           MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)(8)(9)(10)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------------
American Funds Bond Portfolio(29)...                  0.43      0.25         0.01             0.69
American Funds Growth-Income Portfolio...             0.28      0.25         0.01             0.54
American Funds Global Small Capitalization
  Portfolio.......................                    0.74      0.25         0.05             1.04
American Funds Growth Portfolio...                    0.33      0.25         0.02             0.60

                                                                      D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                   E        TOTAL EXPENSES
for fiscal year ending December 31, 2005              WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(8)(9)(10)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------------  -----------------------------
American Funds Bond Portfolio(29)...                    0.00           0.69
American Funds Growth-Income Portfolio...               0.00           0.54
American Funds Global Small Capitalization
  Portfolio.......................                      0.00           1.04
American Funds Growth Portfolio...                      0.00           0.60



(8 ) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE
      PROSPECTUS AND SAI FOR EACH RESPECTIVE FUND.



(9 ) TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT DO NOT REFLECT ANY EXPENSE REDUCTIONS RESULTING FROM VOLUNTARY WAIVERS OR TRADES PLACED WITH CERTAIN BROKERS. FOR MORE INFORMATION, SEE THE
      PROSPECTUS AND SAI FOR EACH FUND.


(10) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12b-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12b-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.

(11) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(12) "OTHER EXPENSES" ARE BASED ON THE PORTFOLIO'S MOST RECENT FISCAL YEAR. THE MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR CALVERT ASSET MANAGEMENT COMPANY, INC. AND THE
     ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CALVERT.


(13) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO, WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO. THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT A NEW MANAGEMENT FEE SCHEDULE THAT BECAME EFFECTIVE DECEMBER 1, 2005.



(14) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MFS(R) MID CAP GROWTH PORTFOLIO, WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.


(15) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.


(16) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS(R) RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS(R) INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND. PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006, THE MFS(R) INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LEGG MASON VALUE EQUITY PORTFOLIO OF THE MET INVESTORS FUND.



(17) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP
     PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO, WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.



(18) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY
     BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO, WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.


(19) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGER BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:


                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
PIMCO TOTAL RETURN PORTFOLIO                                     0.01
MET/AIM SMALL CAP GROWTH PORTFOLIO                               0.04
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO                          0.05
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       0.05
RCM GLOBAL TECHNOLOGY PORTFOLIO                                  0.14


                                                                       B-PPA- 11

(20) EFFECTIVE JANUARY 31, 2005, BLACKROCK ADVISORS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH BOND INCOME PORTFOLIO, THE STATE STREET RESEARCH DIVERSIFIED PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO, THE STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO, THE STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO AND THE STATE STREET RESEARCH AURORA PORTFOLIO, WHICH CHANGED THEIR NAMES AS SHOWN IN THE FOLLOWING TABLE:

           PRIOR PORTFOLIO NAME                         NEW PORTFOLIO NAME
           --------------------                         ------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH
  PORTFOLIO                                 BLACKROCK AGGRESSIVE GROWTH PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO      BLACKROCK STRATEGIC VALUE PORTFOLIO
STATE STREET RESEARCH BOND INCOME
  PORTFOLIO                                 BLACKROCK BOND INCOME PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED
  PORTFOLIO                                 BLACKROCK DIVERSIFIED PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST
  PORTFOLIO                                 BLACKROCK INVESTMENT TRUST PORTFOLIO
STATE STREET RESEARCH LARGE CAP GROWTH      BLACKROCK LEGACY LARGE CAP GROWTH
  PORTFOLIO                                 PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE
  PORTFOLIO                                 BLACKROCK LARGE CAP VALUE PORTFOLIO

(21) PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005, THE MET/PUTNAM VOYAGER PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JENNISON GROWTH PORTFOLIO OF THE METROPOLITAN FUND.


(22) ON MAY 1, 2005, OPPENHEIMERFUNDS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE SCUDDER GLOBAL EQUITY PORTFOLIO, WHICH CHANGED ITS NAME TO OPPENHEIMER GLOBAL EQUITY PORTFOLIO.



(23) ON JANUARY 15, 2005, RCM CAPITAL MANAGEMENT LLC BECAME THE
     SUB-INVESTMENT MANAGER FOR THE PIMCO PEA INNOVATION PORTFOLIO, WHICH CHANGED ITS NAME TO RCM GLOBAL TECHNOLOGY PORTFOLIO.



(24) THESE PORTFOLIOS ARE "FUND OF FUNDS" PORTFOLIOS THAT INVEST SUBSTANTIALLY ALL OF THEIR ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN FUND OR THE MET INVESTORS FUND. BECAUSE THESE PORTFOLIOS INVEST IN OTHER UNDERLYING PORTFOLIOS, EACH OF THESE PORTFOLIOS ALSO WILL BEAR ITS PRO-RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE INVESTMENT MANAGEMENT FEE. THE TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIOS (BEFORE ANY APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS), INCLUDING THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS (BEFORE ANY APPLICABLE FEE WAIVERS AND REIMBURSEMENTS) AS OF DECEMBER 31, 2005 ARE: 1.93% FOR THE METLIFE CONSERVATIVE ALLOCATION PORTFOLIO, 1.31% FOR THE METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO; 1.23% FOR THE METLIFE MODERATE ALLOCATION PORTFOLIO, 1.30% FOR THE METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO, AND 2.73% FOR THE METLIFE AGGRESSIVE ALLOCATION PORTFOLIO. CONTRACT OWNERS MAY BE ABLE TO REALIZE LOWER AGGREGATE EXPENSES BY INVESTING DIRECTLY IN THE UNDERLYING PORTFOLIOS INSTEAD OF THE PORTFOLIO. A CONTRACT OWNER WHO CHOOSES TO INVEST DIRECTLY IN THE UNDERLYING PORTFOLIOS WOULD NOT, HOWEVER, RECEIVE THE ASSET ALLOCATION SERVICES PROVIDED BY METLIFE ADVISERS.



(25) ON APRIL 28, 2006, WESTERN ASSET MANAGEMENT BECAME THE
     SUB-INVESTMENT MANAGER FOR BOTH THE SALOMON BROTHERS U.S.
     GOVERNMENT PORTFOLIO AND THE SALOMON BROTHERS STRATEGIC
     OPPORTUNITIES BOND PORTFOLIO, WHICH CHANGED THEIR NAMES AS SET
     FORTH BELOW:



                        OLD PORTFOLIO NAME                                           NEW PORTFOLIO NAME
                        ------------------                                           ------------------
   SALOMON BROTHERS STRATEGIC OPPORTUNITIES BOND PORTFOLIO      WESTERN ASSET MANAGEMENT STRATEGIC OPPORTUNITIES BOND
                                                                PORTFOLIO
   SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO                   WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO



(26) ON DECEMBER 19, 2005, LAZARD ASSET MANAGEMENT LLC BECAME THE
     SUB-INVESTMENT MANAGER FOR THE MET/AIM MID CAP CORE EQUITY
     PORTFOLIO, WHICH CHANGED ITS NAME TO LAZARD MID-CAP PORTFOLIO. THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT A NEW MANAGEMENT FEE SCHEDULE THAT BECAME EFFECTIVE DECEMBER 19, 2005.



(27) EACH PORTFOLIO WAS DESIGNED ON ESTABLISHED PRINCIPLES OF ASSET ALLOCATION. EACH PORTFOLIO WILL PRIMARILY INVEST ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL ALSO BEAR ITS PRO-RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY. THE EXPENSES OF THE UNDERLYING ETF AND OTHER INVESTMENT COMPANIES ARE: 0.33% FOR CYCLICAL GROWTH AND INCOME ETF PORTFOLIO, AND 0.38% FOR CYCLICAL GROWTH ETF PORTFOLIO. THE EXPENSES OF THE UNDERLYING ETFS AND OTHER INVESTMENT COMPANIES ARE BASED UPON THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING ETFS OR OTHER INVESTMENT COMPANIES FOR THE YEAR ENDED DECEMBER 31, 2005 (OR IN THE CASE OF VANGUARD(R) U.S. SECTOR INDEX FUNDS, FOR THE FISCAL YEAR ENDED AUGUST 31, 2005) ACCORDING TO SUCH UNDERLYING ETFS' AND OTHER INVESTMENT COMPANIES' ALLOCATION TARGETS IN PLACE AS OF DECEMBER 31, 2005. SEE THE PROSPECTUS FOR THE PORTFOLIOS FOR A DESCRIPTION OF THE ALLOCATION TARGETS FOR EACH PORTFOLIO.



(28) THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT A NEW MANAGEMENT FEE SCHEDULE THAT BECAME EFFECTIVE MAY 1, 2006.



(29) THIS PORTFOLIO FIRST BECAME AVAILABLE MAY 1, 2006.


B-PPA- 12

EXAMPLES


    The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).


EXAMPLE 1.

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   the underlying Portfolio earns a 5% annual return; and

     -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1              3              5              10
                                                                YEAR          YEARS          YEARS          YEARS
------------------------------------------------------------------------------------------------------------------
Maximum..................................................      $1,529         $3,051         $4,456         $7,617
Minimum..................................................      $  810         $  986         $1,138         $1,828


EXAMPLE 2.
This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   the underlying Portfolio earns a 5% annual return; and

     -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $930         $2,666         $4,248         $7,617
Minimum...................................................      $157         $  486         $  838         $1,828


                                                                       B-PPA- 13

EXAMPLE 3.

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   the underlying Portfolio earns a 5% annual return;

     --   you bear the Income Annuity Contract Fee; and

     -- you purchase an Income Annuity or you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)


                                                                 1              3              5              10
                                                                YEAR          YEARS          YEARS          YEARS
------------------------------------------------------------------------------------------------------------------
Maximum..................................................      $1,280         $3,016         $4,598         $7,967
Minimum..................................................      $  507         $  836         $1,188         $2,178


B-PPA- 14

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION


See Appendix B.


                                                                       B-PPA- 15

METLIFE

--------------------------------------------------------------------------------
[SNOOPY AND WOODSTOCK GRAPHIC]
--------------------------------------------------------------------------------


Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of insurance and other financial services to individual and institutional customers throughout the United States. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners' insurance and retail banking services to individuals, as well as group insurance, reinsurance and retirement and savings products and services to corporations and other institutions. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.


METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income

B-PPA- 16
payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer annuities not described in this Prospectus.

--------------------------------------------------------------------------------

Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.

[SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.

--------------------------------------------------------------------------------


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."


All TSA, 457(b), Keogh and 403(a) arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.



Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Deferred Annuity is better for you. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before you buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity's features, benefits and charges.



You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Deferred Annuity, you may have to


                                                                       B-PPA- 17
pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.


AN INCOME ANNUITY

--------------------------------------------------------------------------------

    The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option.

--------------------------------------------------------------------------------


An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for your lifetime as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.


YOUR INVESTMENT CHOICES

--------------------------------------------------------------------------------
   While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.
--------------------------------------------------------------------------------


The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. If the Calvert Social Balanced Portfolio is available to you, then you will also receive a Calvert Fund prospectus. You should read the prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following
Portfolios: FI Large Cap, PIMCO Inflation Protected Bond, Cyclical Growth ETF, Cyclical Growth and Income ETF, FI Value Leaders, Met/AIM Small Cap Growth, Harris Oakmark International, Neuberger Berman Real Estate, MFS(R) Total Return, BlackRock Legacy Large Cap Growth (formerly State Street Research Large Cap Growth), Lazard Mid-Cap, Oppenheimer Capital Appreciation and BlackRock Large Cap Value (formerly State Street Research Large Cap Value), which are all Class E.



Starting with the most conservative Portfolio, each group of investment choices is listed in the approximate risk relationship among each available Portfolio in the group, with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names). (See Appendix C Portfolio Legal and Marketing Names.) You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the


B-PPA- 18
respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The lists are intended to be guides. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance and income payments based upon amounts allocated to the investment divisions may go down as well as up.



ASSET ALLOCATION PORTFOLIOS



The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata portion of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.



EXCHANGE-TRADED FUNDS PORTFOLIOS



The Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio are asset allocation portfolios and "fund of funds," which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment, each portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these portfolios invest.


                                                                       B-PPA- 19

--------------------------------------------------------------------------------

The degree of investment risk you assume will depend on the investment divisions you choose. We have listed each group of your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order (based upon the
                                                       Portfolios' legal names).

--------------------------------------------------------------------------------



Western Asset Management U.S.          Seeks to maximize total return
  Government Portfolio                 consistent with preservation of
                                       capital and maintenance of liquidity
BlackRock Bond Income Portfolio        Seeks competitive total return
                                       primarily from investing in
                                       fixed-income securities
American Funds Bond Portfolio          Seeks to maximize current income and
                                       preserve capital by investing
                                       primarily in fixed-income securities
Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management
Western Asset Management Strategic     Seeks to maximize total return
  Bond Opportunities Portfolio         consistent with preservation of
                                       capital
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the
                                       opportunity for capital appreciation
                                       to produce a high total return
PIMCO Inflation Protected Bond         Seeks to provide maximum real return,
  Portfolio                            consistent with preservation of
                                       capital and prudent investment
                                       management
BlackRock Diversified Portfolio        Seeks high total return while
                                       attempting to limit investment risk
                                       and preserve capital
MFS(R) Total Return Portfolio          Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio
Calvert Social Balanced Portfolio      Seeks to achieve a competitive total
                                       return
Neuberger Berman Real Estate           Seeks to provide total return through
  Portfolio                            investment in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income
Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital
Davis Venture Value Portfolio          Seeks growth of capital
FI Value Leaders Portfolio             Seeks long-term growth of capital
Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio
Neuberger Berman Mid Cap Value         Seeks capital growth
  Portfolio
Oppenheimer Global Equity Portfolio    Seeks capital appreciation
BlackRock Strategic Value Portfolio    Seeks high total return, consisting
                                       principally of capital appreciation
BlackRock Investment Trust Portfolio   Seeks long-term growth of capital and
                                       income
American Funds Growth-Income           Seeks both capital appreciation and
  Portfolio                            income
Legg Mason Value Equity Portfolio      Seeks long-term growth of capital
MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index
American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks
FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital
Lazard Mid-Cap Portfolio               Seeks long-term capital appreciation
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) MidCap 400
                                       Composite Stock Price Index
FI International Stock Portfolio       Seeks long-term growth of capital
Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio
MFS(R) Research International          Seeks capital appreciation
  Portfolio
Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index
BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital
  Portfolio
FI Large Cap Portfolio                 Seeks long-term growth of capital
American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks
Janus Aggressive Growth Portfolio      Seeks long-term growth of capital
Jennison Growth Portfolio              Seeks long-term growth of capital
Oppenheimer Capital Appreciation       Seeks capital appreciation
  Portfolio
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income
Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities
Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index
BlackRock Aggressive Growth Portfolio  Seeks maximum capital appreciation
T. Rowe Price Mid-Cap Growth           Seeks to provide long-term growth of
  Portfolio                            capital


B-PPA- 20

Franklin Templeton Small Cap Growth    Seeks long-term capital growth
  Portfolio
Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital
T. Rowe Price Small Cap Growth         Seeks long-term capital growth
  Portfolio
RCM Global Technology Portfolio        Seeks capital appreciation; no
                                       consideration is given to income
                        ASSET ALLOCATION PORTFOLIOS
MetLife Conservative Allocation        Seeks high level of current income,
  Portfolio                            with growth of capital as a secondary
                                       objective
MetLife Conservative to Moderate       Seeks high total return in the form
  Allocation Portfolio                 of income and growth of capital, with
                                       a greater emphasis on income
MetLife Moderate Allocation Portfolio  Seeks a balance between a high level of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital
MetLife Moderate to Aggressive         Seeks growth of capital
  Allocation Portfolio
MetLife Aggressive Allocation          Seeks growth of capital
  Portfolio
                      EXCHANGE-TRADED FUNDS PORTFOLIOS
Cyclical Growth ETF Portfolio          Seeks growth of capital
Cyclical Growth and Income ETF         Seeks growth of capital and income
  Portfolio


Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of the Metropolitan Fund, the Calvert Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Social Balanced and American Funds Portfolios are made available by the Calvert Fund and the American Funds, respectively, only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment

                                                                       B-PPA- 21
manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the other expenses paid by each Portfolio, are described in the applicable prospectus and SAIs for the Metropolitan Fund, Calvert Fund, Met Investors Fund and American Funds.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The Calvert Fund prospectus discusses different separate accounts of the various insurance companies that invest in the portfolios of the Calvert Fund. The risks of these arrangements are also discussed in each Fund's prospectus.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS



An investment manager (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or sub-investment manager of a Portfolio, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Portfolios. The amount of the compensation is not deducted from the Portfolios' assets and does not decrease the Portfolios' investment return. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies have membership interests in our affiliated investment managers MetLife Advisers, LLC, and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the investment manager makes a profit with respect to the advisory fees it receives from the Portfolio. We may benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the investment managers. (See the Table of Expenses for information on the


B-PPA- 22
management fees paid by the Portfolios and the SAI for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)



Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Portfolio's prospectus. The payments are deducted from assets of the Portfolios and are paid to us. These payments decrease the Portfolios' investment return.



We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included Portfolios based on recommendations made by broker-dealer firms. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Who Sells the Deferred Annuities and Income Annuities.")



(See the Tables of Expenses for information on the investment management fees paid by the Portfolios and the SAI for information on the investment management fees paid by the investment managers to the sub-investment managers.)


DEFERRED ANNUITIES

--------------------------------------------------------------------------------
[LINUS BUILDING SAND CASTLE GRAPHIC]
--------------------------------------------------------------------------------

This Prospectus describes the following Deferred Annuities under which you can accumulate money:

    *   TSA (Tax Sheltered Annuity)


    *   PEDC


    *   Keogh (Keogh plans under sec.401)

    *   403(a) (Qualified Annuity plans under sec.403(a))

                                                                       B-PPA- 23

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

--------------------------------------------------------------------------------
   These Deferred Annuities may be either issued to you as an individual or to a group (you are then a participant under the group's Deferred Annuity).
--------------------------------------------------------------------------------


*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).
THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.

                                                                  [SAFE GRAPHIC]
--------------------------------------------------------------------------------


If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity Contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix D for specific information which applies to you.

AUTOMATED INVESTMENT STRATEGIES

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There are five automated investment strategies available to you. These investment strategies are available to you without any additional charge. However, the investment strategies are not available to Keogh Deferred Annuities or other unallocated contracts. As with any investment program, no strategy can guarantee a gain - you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than

B-PPA- 24
your Contract earns. Early withdrawal charges may be taken from any of your earnings.

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THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest
Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. For example, if you choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.


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[GLOBE GRAPHIC]
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THE REBALANCER(R): You select a specific asset allocation for your entire
Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.


THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals

                                                                       B-PPA- 25
of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

--------------------------------------------------------------------------------
 You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for your first Contract Year and $5,000 for each subsequent Contract Year. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61 (except under a PEDC Deferred Annuity).


*   Your leaving your job (for Keogh, TSA, PEDC and 403(a) Deferred Annuities).


*   Receiving systematic termination payments (described later).

B-PPA- 26

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[WOODSTOCK GRAPHIC]
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THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10


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[MARCIE WITH A CALCULATOR]
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CALCULATING THE ACCUMULATION UNIT VALUE


Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).


           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value


However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).


            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

                                                                       B-PPA- 27

TRANSFERS

--------------------------------------------------------------------------------

You may transfer money within your Contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.

--------------------------------------------------------------------------------

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.



Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.



WE MAY REQUIRE YOU TO:



*   Use our forms;



* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or



* Transfer a minimum amount if the transfer is in connection with the Allocator.


Frequent requests from contract holders or participants/annuitants to make reallocations/transfers may dilute the value of a Portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the Contracts (e.g., participants/annuitants).

We have policies and procedures that attempt to detect and deter frequent reallocations/transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and

B-PPA- 28
high-yield investment Portfolios (i.e., the Western Asset Management Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor reallocation/transfer activity in those Portfolios (the "Monitored Portfolios"). For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive reallocation/transfer activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.



Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective, such as the decision


                                                                       B-PPA- 29
to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the reallocation/transfer limits. Our ability to detect and/or restrict such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or reallocations/transfers by specific contract owners who violate the frequent trading policies established by the Portfolio.



In addition, contract holders or participants/annuitants and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and


B-PPA- 30
procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract holders or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holders or participant/annuitant). You should read the investment Portfolio prospectuses for more details.


ACCESS TO YOUR MONEY


--------------------------------------------------------------------------------

Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.



--------------------------------------------------------------------------------

You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.


If you are a member of the Michigan Education Association and employed with a school district which purchased a TSA Deferred Annuity before January 15, 1996, then you must tell us the source of money from which we may take a withdrawal. This includes salary reduction, elective deferrals, direct rollovers, direct transfers or employer contributions.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the Internal Revenue Service as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on

                                                                       B-PPA- 31
a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each investment division and the Fixed Interest Account in which you then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the investment divisions and the Fixed Interest Account in which you then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

--------------------------------------------------------------------------------

     We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account or investment divisions you select, either pro-rata or in the proportions you request. Tax law generally prohibits withdrawals from TSA
                                 Deferred Annuities before you reach age 59 1/2.

--------------------------------------------------------------------------------


SYSTEMATIC WITHDRAWAL PROGRAM FOR TSA DEFERRED ANNUITIES

If we agree and if approved in your state for TSA Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

--------------------------------------------------------------------------------

  If you elect to receive payments through this program, you must either be over
     59 1/2 years old or have left your job. You are not eligible for systematic withdrawals if you have an outstanding loan.

--------------------------------------------------------------------------------


If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

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                                          [SNOOPY AND FLYING WOODSTOCKS GRAPHIC]
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CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT
YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract
Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive

B-PPA- 32
payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.


If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro-rata from the Fixed Interest Account and any investment divisions in which you then have money.


--------------------------------------------------------------------------------
If you would like to receive your Systematic Withdrawal Program payment by the first of the month, you should request that the payment date be the 20th of the prior month.
--------------------------------------------------------------------------------


SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

--------------------------------------------------------------------------------


Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.

--------------------------------------------------------------------------------


Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than

                                                                       B-PPA- 33
receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE

There is no Separate Account annual contract fee.

* For all contracts, except the Keogh Deferred Annuity and certain TSA Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year, if your Account Balance is less than $10,000 and if you do not make purchase payments during the year.

* For the Keogh Deferred Annuity with individual participant recordkeeping (allocated) you pay a $20 charge applied against any amounts in the Fixed Interest Account.

* For the Keogh Deferred Annuity with no individual participant recordkeeping (unallocated), there is no contract fee.

*   There is no contract fee for certain TSA Deferred Annuities.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If your plan or group of which you are a participant or member permits account reduction loans, and you take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each investment division and the Fixed Interest Account in which you then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.

CHARGES

--------------------------------------------------------------------------------


The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit
                                                                          Value.

--------------------------------------------------------------------------------

There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

--------------------------------------------------------------------------------
  MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.
--------------------------------------------------------------------------------


You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

B-PPA- 34

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, for allocated Deferred Annuities, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date.

                                                                       B-PPA- 35

Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES

--------------------------------------------------------------------------------
                                                      [WOODSTOCK TYPING GRAPHIC]
--------------------------------------------------------------------------------

An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

--------------------------------------------------------------------------------
  You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.
--------------------------------------------------------------------------------


The early withdrawal charge on purchase payments withdrawn is as follows:

                       During Purchase Payment/Contract Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%


--------------------------------------------------------------------------------

      We do not include your earnings when calculating early withdrawal charges.
        However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.
--------------------------------------------------------------------------------


If you are a member of the Michigan Education Association and employed by a school district which purchased a TSA Deferred Annuity before January 15, 1996, then we impose the early withdrawal charge in the above table for the first seven Contract Years.

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early

B-PPA- 36
withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

--------------------------------------------------------------------------------
Early withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.
--------------------------------------------------------------------------------


In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

--------------------------------------------------------------------------------
[FRANKLIN WITH MAGNIFYING GLASS GRAPHIC]
--------------------------------------------------------------------------------


* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If you withdraw up to 10% (20% for the unallocated Keogh and certain TSA Deferred Annuities) of your Account Balance each Contract Year. This 10% (or 20%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% (or 20%) will you have to pay early withdrawal charges. If you have a Keogh Deferred Annuity, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.


* In connection with Systematic Termination. For unallocated Keogh and certain TSA Deferred Annuities, and the TSA Deferred Annuity for certain Texas institutions of higher education which takes effect when the institution withdraws its endorsement of the TSA Deferred Annuity or if you retire or leave your job according to the requirements of the Texas Optional Retirement Program, you may withdraw your total Account Balance without an early withdrawal charge when the Account Balance is paid in annual


                                                                       B-PPA- 37
    installments based on the following percentages of your Account Balance for that year's withdrawal:

                                  Contract Year
         Year                     1*      2      3       4         5
         Percentage               20%    25%    33 1/3% 50%    remainder
         * Less that Contract Year's withdrawals.

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the Contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Keogh or TSA Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974 and if your plan document defines disability, your plan's definition governs.

*   If you retire:

     -- For the Keogh, TSA and 403(a) Deferred Annuities, if there is a plan and you retire according to the requirements of the plan. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts).

     -- For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the Contract.

     -- For certain TSA Deferred Annuities without a plan, if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts). Continuously participated means that your Contract must be in existence for 10 years prior to the requested withdrawal.

     -- For the allocated Keogh Deferred Annuity, if you have continuously participated for at least 7 years.


     --   For the PEDC Deferred Annuity, if you retire.


     -- For certain TSA Deferred Annuities, if you retired before the Contract was purchased (including money transferred from

B-PPA- 38
          other investment vehicles on a tax free basis plus earnings on that money).

     -- For certain TSA Deferred Annuities, if there is a plan and you retire according to the requirements of the plan.

*   If you leave your job:

     -- For the unallocated Keogh Deferred Annuity, however if you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the Contract.

     -- For the TSA and 403(a) Deferred Annuities, only if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into TSA and 403(a) Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts). Continuously participated means that your Contract must be in existence for 10 years prior to the requested withdrawal.

     -- For the allocated Keogh Deferred Annuity, only if you have continuously participated for at least 7 years.


     -- For PEDC, if you leave your job with the employer that bought the Deferred Annuity or the employer in whose arrangement you participate.


     -- For certain TSA Deferred Annuities, if you leave your job with the employer you had at the time you purchased this annuity.

     -- For certain TSA Deferred Annuities, if you left your job before the Contract was purchased (including money transferred from other investment vehicles on a tax free basis plus earnings on that money).

* For Keogh and certain TSA Deferred Annuities, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.


* For PEDC, unallocated Keogh and certain TSA Deferred Annuities, if you suffer from an unforeseen hardship.


* For Keogh Deferred Annuities, if you make a direct transfer to another investment vehicle we have preapproved. For the unallocated Keogh Deferred Annuity, if you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

* For participants in the Teacher Retirement System of Texas who purchase contracts on or after June 1, 2002, if you have continuously participated for 10 years. Continuously participated

                                                                       B-PPA- 39
    means your Contract must be in existence for 10 years prior to the requested withdrawal.


* If you have transferred money which is not subject to a withdrawal charge (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity, the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.


* If your plan or the group of which you are a participant or member permits account reduction loans, you take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

--------------------------------------------------------------------------------
                                                             [WOODSTOCK GRAPHIC]
--------------------------------------------------------------------------------

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original Contract:

                          During Purchase Payment Year
       Year                     1     2     3     4     5    6 and Beyond
       Percentage              5%    4%    3%    2%    1%         0%

*   Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original Contract:

                                 After the Transfer
         Year                     1     2     3     4     5    6 and Beyond
         Percentage              5%    4%    3%    2%    1%         0%

B-PPA- 40

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original Contract.

FREE LOOK

--------------------------------------------------------------------------------
[MARCIE READING GRAPHIC]
--------------------------------------------------------------------------------

You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT

--------------------------------------------------------------------------------
There is no death benefit for the unallocated Keogh Deferred Annuity.
--------------------------------------------------------------------------------

One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies) for TSA and 403(a) Deferred Annuities. Your beneficiary under a PEDC Deferred Annuity is the trustee or employer. Under a Keogh Deferred Annuity the death benefit is paid to the plan's trustee. If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

In each case, we deduct the amount of any outstanding loans from the death benefit.

For the allocated Keogh Deferred Annuity, your death benefit under the Deferred Annuity will be no more than your Account Balance.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

                                                                       B-PPA- 41

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. In the future, we may permit your beneficiary to have options other than applying the death benefit to a pay-out option or taking a lump sum cash payment.


Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in all states.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

--------------------------------------------------------------------------------
 The pay-out phase is often referred to as either "annuitizing" your Contract or an income annuity.
--------------------------------------------------------------------------------


*   A fixed dollar payment or a variable payment; and

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.

--------------------------------------------------------------------------------

   Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your Contract, we will use the current rates.
--------------------------------------------------------------------------------


By the date specified in your Contract, if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell

B-PPA- 42
us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES

--------------------------------------------------------------------------------

You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.
--------------------------------------------------------------------------------

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "payout" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*   TSA


*   PEDC


*   Keogh

*   403(a)

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

                                                                       B-PPA- 43

INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.


There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

--------------------------------------------------------------------------------

                     Many times the Owner and the Annuitant are the same person.

--------------------------------------------------------------------------------


* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

--------------------------------------------------------------------------------
                                                       [SNOOPY ON BEACH GRAPHIC]
--------------------------------------------------------------------------------


* Beneficiary: the person who receives continuing payments or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your Contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:


LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

--------------------------------------------------------------------------------
                                  When deciding how to receive income, consider:
                                                - The amount of income you need;
                          - The amount you expect to receive from other sources;
                                - The growth potential of other investments; and
                                  - How long you would like your income to last.
--------------------------------------------------------------------------------


LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

B-PPA- 44

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.


LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

--------------------------------------------------------------------------------

Post-tax or after-tax means that your purchase payment for your Income Annuity does not reduce your taxable income or give you a tax reduction.

--------------------------------------------------------------------------------


INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION

You decide what portion of your income payment is allocated to each of the variable investment divisions.


MINIMUM SIZE OF YOUR INCOME PAYMENT

Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.


                                                                       B-PPA- 45

--------------------------------------------------------------------------------
                                            [SNOOPY WITH ADDING MACHINE GRAPHIC]
--------------------------------------------------------------------------------


THE VALUE OF YOUR INCOME PAYMENTS



ANNUITY UNITS



Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.


AIR

--------------------------------------------------------------------------------
          The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.
--------------------------------------------------------------------------------


Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your Contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next variable income payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next variable income payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.


The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


VALUATION

--------------------------------------------------------------------------------
                                                   [WOODSTOCK AND MONEY GRAPHIC]
--------------------------------------------------------------------------------


This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the

B-PPA- 46
    underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS

--------------------------------------------------------------------------------
Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division.
--------------------------------------------------------------------------------

You may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division. There is no early withdrawal charge to make a reallocation. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests in good order will be processed our next business day.


For us to process a reallocation, you must tell us:


*   The percentage of the income payment to be reallocated;


* The investment division (or Fixed Income Option) (and the percentages allocated to each) to which you want to reallocate; and


*   The investment division from which you want to reallocate.

We may require that you use our forms to make reallocations.

Frequent requests from contract holders or participants/annuitants to make reallocations/transfers may dilute the value of a Portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of

                                                                       B-PPA- 47
the Portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent reallocations/transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., Western Asset Management Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor reallocation/transfer activity in those Portfolios (the "Monitored Portfolios"). For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive reallocation/transfer activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.


B-PPA- 48

The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the reallocation/transfer limits. Our ability to detect and/or restrict such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or reallocations/transfers by specific contract owners who violate the frequent trading policies established by the Portfolio.



In addition, contract holders or participants/annuitants and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other


                                                                       B-PPA- 49
insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract holders or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holder or participant/annuitant). You should read the Portfolio prospectuses for more details.


CONTRACT FEE

A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. If you select a pay-out option under your Deferred Annuity and you purchased that Deferred Annuity at least two years ago, we will waive the contract fee.

CHARGES

--------------------------------------------------------------------------------
The charges you pay will not reduce the number of annuity units credited to you.
         Instead, we deduct the charges when calculating the Annuity Unit Value.
--------------------------------------------------------------------------------

There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

B-PPA- 50

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

--------------------------------------------------------------------------------

You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.

--------------------------------------------------------------------------------

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.


Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

                                                                       B-PPA- 51



B-PPA- 52

FREE LOOK

--------------------------------------------------------------------------------
[LUCY READING GRAPHIC]
--------------------------------------------------------------------------------

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.

                                                                       B-PPA- 53

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

--------------------------------------------------------------------------------
                                             [CHARLIE BROWN WITH LETTER GRAPHIC]
--------------------------------------------------------------------------------


We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis,

B-PPA- 54
such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

--------------------------------------------------------------------------------
[CHARLIE BROWN ON PHONE GRAPHIC]
--------------------------------------------------------------------------------


BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.

--------------------------------------------------------------------------------

You may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree. This does not apply if you have a Keogh Deferred Annuity or Income Annuity.

--------------------------------------------------------------------------------


Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely

                                                                       B-PPA- 55
event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

B-PPA- 56

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

--------------------------------------------------------------------------------


All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.
--------------------------------------------------------------------------------

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund,

                                                                       B-PPA- 57

Calvert Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

B-PPA- 58

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Calvert Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under the Keogh Deferred Annuities, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the Keogh Deferred Annuities, we will provide you with the number of copies of voting instruction soliciting material that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give

                                                                       B-PPA- 59
instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund, Calvert Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote each Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES

--------------------------------------------------------------------------------
[SNOOPY AND WOODSTOCK SHAKE HANDS GRAPHIC]
--------------------------------------------------------------------------------


All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and we are also members of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. Deferred Annuities and Income Annuities also may be sold through the mail or over the Internet.



The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by payments from us. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. Our sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us.



We make cash payments to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives for the products they sell and service based upon a "gross dealer concession" model. With respect to Deferred Annuities and Income Annuities, the gross dealer concession ranges from 1.5% to 6% of each purchase


B-PPA- 60
payment and, starting in the second Contract Year, 0.18% of the Account Balance or amount available from which income payments are made each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.



Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources MetLife sales representatives' and MetLife Resources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.



Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.



We also pay the business unit responsible for the operation of our distribution system.



We also offer our sales representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services


                                                                       B-PPA- 61
that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.



We may also enter into preferred distribution arrangements with certain affiliated brokers-dealers such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we may pay separate, additional compensation to the broker-dealer for services the broker-dealer provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the broker-dealer, the hiring and training of the brokers-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Contracts.



We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, the American Funds Global Small Capitalization Portfolio and the American Funds Bond Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.



Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the sub-investment manager of the Cyclical Growth and Income ETF Portfolio and the Cyclical Growth ETF Portfolio (the "ETF Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the ETF Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the SAI for Met Investors Series Trust for information on the investment management fees paid to Gallatin Asset Management, Inc. by Met Investors Advisory, LLC, the investment manager of the ETF Portfolios.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the ETF Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the ETF Portfolios.


From time to time, MetLife pays organizations, associations and non-profit organizations fees to endorse or sponsor MetLife's variable annuity contracts or for access to the organization's members. This compensation is primarily in the form of a flat fee from MetLife and may include other forms of compensation to organizations, including: funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees

B-PPA- 62
for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the Contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses.


FINANCIAL STATEMENTS

The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the SAI and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


YOUR SPOUSE'S RIGHTS
If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

--------------------------------------------------------------------------------
Consult your own tax advisor about your circumstances, any recent tax developments and the impact of state income taxation.
--------------------------------------------------------------------------------


If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000, except for the unallocated Keogh Deferred Annuity. For the unallocated Keogh Deferred Annuity we may cancel the Deferred Annuity if we do not receive purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. If we cancel a Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had

                                                                       B-PPA- 63
requested a total withdrawal of your Account Balance. Early withdrawal charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.

INCOME TAXES

GENERAL

--------------------------------------------------------------------------------

   Simply stated, income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.

                                                            [PIGGY BANK GRAPHIC]
--------------------------------------------------------------------------------


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly and to different interpretation. Consult your own tax adviser about your circumstances, any recent tax developments, and the effect of state income taxation. The SAI may have additional tax information.



The designation of an annuitant, beneficiary or other payee who is not also an owner may result in certain tax consequences (including, but not limited to, income tax, estate tax, gift tax, and generation skipping transfer tax) that are not discussed in this Prospectus. You should consult a tax advisor or attorney prior to making any such designation.



MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.



To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.



Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including TSAs) are subject to ordinary income tax and are not eligible for the lower maximum tax rate (15%) currently applicable to long-term capital gains and qualifying dividends.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).



The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to Qualified Plans including:



* increasing the contribution limits for Qualified Plans and Traditional and Roth IRAs, starting in 2002;



*   adding "catch-up" contributions for taxpayers age 50 and above; and



*   adding enhanced portability features.


B-PPA- 64

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010. Additionally not all states and tax jurisdictions may have adopted the increased contribution limits or other of these changes. You should consult your tax adviser regarding these changes.



Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



Generation-skipping transfer tax. The Code and certain state and local tax laws may impose a liability for certain interests in or payments made to certain beneficiaries and payees ("skip persons") under an annuity contract. The Code generally imposes a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, a family member two or more generations younger than the contract owner. Transfers to, or death benefits paid to a non-family member who is 37 1/2 years younger than the contract owner may also trigger such taxes. We may, if required under the Code or other applicable law, reduce the payments made to a skip person to pay the generation skipping tax or similar tax liability. Consult a tax advisor or attorney prior to naming a beneficiary or other payee under the Income Annuity to determine whether this tax may apply.


GENERAL

Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.


Because these products are intended for retirement, if you make withdrawals before age 59 1/2 you may incur a tax penalty.


--------------------------------------------------------------------------------

Consult your own tax advisor about your circumstances, any recent tax developments and the impact of state income taxation.

--------------------------------------------------------------------------------


QUALIFIED ANNUITIES IN GENERAL



If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity ("IRA"), purchase payments are subject to various limits under the Code including Sections 415(c) and 402(g) depending on whether contributions are made as elective deferrals under salary reduction agreements. Withdrawals and income payments are included


                                                                       B-PPA- 65
in income except for PEDC plans of tax-exempt employers other than state and local governmental entities. The amounts under the Contract and the plan must be held for the exclusive benefit of the participant and his or her beneficiary; and such amounts are not forfeitable and may not be transferred or assigned.


WITHDRAWALS AND INCOME PAYMENTS

--------------------------------------------------------------------------------
   Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments.
--------------------------------------------------------------------------------



Withdrawals (other than tax-free transfers or rollovers to individual retirement arrangements under Code Sections 408(a) and 408(b) or other eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. You should retain a record of any non-deductible purchase payments you made and consult your tax advisor for the method of determining portion to be treated as a non-taxable return of your purchase payment.



This portion is generally determined based on a ratio of the amount of all non-deductible purchase payments to your entire interest in all of all your TSAs and 403(b) tax sheltered custodial accounts.



If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



* Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).



* Is directly transferred to another permissible investment under a sec.403(b) arrangement;



*   Relates to amounts that are not salary reduction elective deferrals;



* Is received after you die, leave your job or become disabled (as defined by the Code); or



* Is received for financial hardship (but only to the extent of purchase payments), if your plan allows.



Where otherwise permitted to make withdrawals, you may be subject to a 10% penalty tax if you withdraw taxable amounts before you turn age 59 1/2 unless an exception applies.



For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements.


B-PPA- 66

MINIMUM DISTRIBUTION REQUIREMENTS


Generally, for all Qualified Plans, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:



*   The year you turn age 70 1/2 or



* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and Contract, the year you retire.



You may combine the money required to be withdrawn from each of your TSAs and withdraw this amount from any one or more of them.



Complex rules apply to the determination of the amount of distributions which must be taken over your lifetime or as required distributions after your death. A tax penalty of 50% applies to withdrawals which should have been taken but were not. These rules limit the income payment types available under a qualified contract and the guaranteed period over which income payments can be made (if such a period is selected). A tax penalty of 50% applies to distributions which should have been taken but were not.



In general, proposed regulations issued in 2002 and finalized in 2004 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is broadly defined to include changes in the assumed interest rate such as those produced by the specified interest rate under the Income Annuity. Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.



If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Additionally, under the required minimum distribution regulations, if you purchase a life contingent annuity with a guarantee period, such guarantee period may also be limited to a shorter period than the joint and last survivor life expectancy of you and your designated beneficiary, even when such individual is your spouse. Consult your tax advisor.



Final income tax regulations regarding minimum distribution requirements were released in 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the


                                                                       B-PPA- 67
applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.



WITHDRAWALS BEFORE AGE 59 1/2



Payments generally cannot be made from a TSA prior to age 59 1/2, unless the participant dies, becomes disabled or severs from service with his or her employer. Accordingly, if you have not reached age 59 1/2, you should consult a tax advisor prior to purchasing the Income Annuity. If you receive a taxable distribution from your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes.



In general this does not apply to 457 annuities. However, it does apply to distributions from contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


B-PPA- 68

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


--------------------------------------------------------------------------------
[SNOOPY WITH TAX BILL GRAPHIC]
--------------------------------------------------------------------------------



                                       Type of Contract
                          ------------------------------------------
                            TSA
                          and TSA    SIMPLE
                           ERISA     IRA(1)    SEP    PEDC    403(a)
                          -------    ------    ---    ----    ------
In a series of
substantially equal
payments made annually
(or more frequently) for
life or life expectancy
(SEPP)                       x(2)      x        x      x(2)     x(2)
After you die                x         x        x      x        x
After you become totally
disabled (as defined in
the Code)                    x         x        x      x        x
To pay deductible medical
expenses                     x         x        x      x        x
After separation from
service if you are over
55                           x                         x        x
After December 31, 1999
for IRS levies               x         x        x      x        x
To pay medical insurance
premiums if you are
unemployed                             x        x
For qualified higher
education expenses, or                 x        x
For qualified first time
home purchases up to
$10,000                                x        x
Payments to alternate
payees pursuant to
qualified domestic
relations orders             x                         x
(1) For SIMPLE IRAs the tax penalty for early withdrawal is
    generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.
(2) You must be separated from service at the time payments begin.


                                          Type of Contract
                                    -----------------------------
                                    TSA         Keogh      403(a)
                                    ---         -----      ------
In a series of substantially equal
payments made annually (or more
frequently) for life or life
expectancy, after you have
separated from service               x            x          x
After you die                        x            x          x
After you become totally disabled
(as defined in the Code)             x            x          x
To pay deductible medical expenses   x            x          x
After separation from service if
you are over age 55 at time of
separation                           x            x          x
After December 31, 1999 for IRS
levies                               x            x          x

                                                                       B-PPA- 69

HURRICANE RELIEF


DISTRIBUTIONS



Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under Section 72(t).



To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include in distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.


LOANS



Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals affected by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year.
Note: for purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.


B-PPA- 70

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) (QUALIFIED PLANS EXCEPT FOR PEDC PLANS OF NON-GOVERNMENTAL EMPLOYERS)



If you are considering using the Systematic Withdrawal Program (where made available) under the TSA Annuity or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear under present tax law whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.



If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.



ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING (EXCEPT PEDC)



We are required to withhold 20% of the portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a Traditional IRA or another eligible retirement plan.



Generally, an "eligible rollover distribution" is any taxable amount you (or a spousal designated beneficiary or "alternate payee" under the Code) receive from your Contract. In certain cases, after-tax amounts may also be considered eligible rollover distributions.



However, it does not include taxable distributions that are:



* Part of a series of substantially equal payments being made at least annually for:



     --   Your life or life expectancy



     --   Both you and your beneficiary's lives or life expectancies or



     --   A specified period of 10 years or more



* Generally, income payments made under a permissible income annuity on or after the required beginning date (as discussed in "Minimum Distribution Requirements") are not eligible rollover distributions



*   Withdrawals to satisfy minimum distribution requirements



*   Certain withdrawals on account of financial hardship


                                                                       B-PPA- 71

Other exceptions to the definition of eligible rollover distribution may exist.



Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be automatically rolled over to an IRA designated by the plan administrator, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. Generally, transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


--------------------------------------------------------------------------------

 You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

                                                             [PIGGYBANK GRAPHIC]
--------------------------------------------------------------------------------


AFTER DEATH


If you die on or after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided by the Code (and any applicable regulations), generally, at least as rapidly as under the distribution method in effect at your death. The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).



Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to required withdrawals which should have been taken but were not.



Your spouse beneficiary may also be able to rollover the proceeds into a Traditional IRA or into another eligible retirement plan in which he or she participates as permitted under the tax law.



If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of income payments until December 31 of the year in which you would have reached age 70 1/2.



If you die before required minimum distribution withdrawals have begun, we must make payment of any remaining interest in the Contract by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.


TSA ANNUITIES

GENERAL


These annuities fall under section 403(b) of the Code which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under section 501(c)(3) of the Code.



Your Deferred Annuity is for the exclusive benefit of you and your designated beneficiary, it is not forfeitable and you may not transfer it to someone else.



Except for instances of a TSA annuity under which the employer retains all rights on behalf of participants, your employer generally


B-PPA- 72
buys the TSA annuity for you. The Code limits the amount of purchase payments that can be made. In general, contributions to Section 403(b) arrangements are subject to limitations under Sections 402 and 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year). Purchase payments over this amount may be subject to adverse tax consequences and special rules apply to the withdrawal of excess contributions.



These contributions (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Code as shown below:



                                                Applicable Dollar Limit
For Taxable Years Beginning in Calendar Year    -----------------------
2006 and thereafter......................               $15,000



For participants employed for more than a certain period of time by certain qualified organizations, increased 402(g) limits may be available under the Code. Consult your tax advisor.



The applicable dollar limit under Section 402(g) is increased for eligible participants in the amount of the permissible age 50 and above catch up contributions for the year, which cannot exceed $5000 for 2006, thereafter increased for cost of living increases. These limits apply in the aggregate on a participant basis regardless of the number of TSA, 401(k), SEP or SIMPLE IRA plans in which the employee participates.



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals. It is not certain what changes will be adopted in final regulations.



The proposed income tax regulations will generally not be effective until taxable years beginning after December 31, 2006 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



LOANS



Some TSA Contract loans will be made only from a Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding


                                                                       B-PPA- 73
loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA annuity and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.



Your Contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



DESIGNATED ROTH ACCOUNTS FOR 403(B)



Effective January 1, 2006, employers that have established and maintain TSA or 401(k) plans (collectively, the "Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, on or about May 15, 2006, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



* The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



* In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



* All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



* In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



* No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



* If permitted under the federal tax law, we may permit both pre-tax contributions under a Plan as well as after-tax contributions


B-PPA- 74
    under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions.



* We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult your and its own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



* The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.



* Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code
    Section 414(v) limits (age 50+catch-up) as well as contribution limits that apply under the Plan.



* In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, hardship withdrawals only with respect to contributions, if permitted under the Plan).



* If the amounts have been held under any Designated Roth Account of a participant for at least five years, and are made on account of death, disability, or after attainment of age 59 1/2, then


                                                                       B-PPA- 75
    any withdrawal, distribution or payment of these amounts is generally free of Federal income tax ("Qualified Distribution").



* Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



* Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



PEDC


GENERAL


PEDC plans are available to state and local governments and certain tax-exempt organizations as described in PEDC and 457(e)(1) of the Code. The plans are not available for churches and qualified church-controlled organizations.



PEDC annuities maintained by a state or a state or local government are for the exclusive benefit of plan participants and their beneficiaries.



PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.



Generally, monies in your Contract can not be "made available" to you until you



*   reach age 70 1/2



*   leave your job or your employer changes



*   have an unforeseen emergency (as defined by the Code)



LOANS: In the case of a PEDC plan maintained by a state or local government, the plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from your PEDC plan and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.



Your PEDC plan will indicate whether plan loans are permitted. The terms of the loan are governed by your loan agreement with the plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


B-PPA- 76

The tax rules for taxation of distributions and withdrawals work similarly as to those for TSAs. However the 10% penalty tax only applies to distributions and withdrawals that are attributable to rollovers from IRAs and other eligible retirement plans, and do not apply at all to PEDC plans of tax exempt employers other than state or local governmental units. Distributions and withdrawals under a PEDC plan of a tax exempt employer that is not a governmental unit are generally taxed under the rules applicable to wages. Consult your tax adviser.



KEOGH ANNUITIES



GENERAL



Code Section 401(a) pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under TSAs. However, there may be some differences: consult your tax adviser.



403(a)


GENERAL


The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner as a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under TSAs. However, there may be some differences: consult your tax adviser.



LEGAL PROCEEDINGS



In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.


                                                                       B-PPA- 77

APPENDIX A


PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

--------------------------------------------------------------------------------
                                                         [LUCY'S TAXES GRAPHICS]
--------------------------------------------------------------------------------



                                            Keogh and           PEDC
                         TSA Deferred    403(a) Deferred    Deferred and
                          and Income       and Income          Income
                          Annuities         Annuities       Annuities(1)
                         ------------    ---------------    ------------
California...........        0.5%              0.5%             2.35%
Maine................         --                --                --
Nevada...............         --                --                --
Puerto Rico(2).......        3.0%              3.0%              3.0%
South Dakota.........         --                --                --
West Virginia........        1.0%              1.0%              1.0%
Wyoming..............         --                --                --


----------------

(1) PREMIUM TAX RATES APPLICABLE TO DEFERRED AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF SEC.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "KEOGH AND 403(a) DEFERRED AND INCOME ANNUITIES."

(2) NEW TAX RATES EFFECTIVE JANUARY 1, 2006.


B-PPA- 78

APPENDIX B



ACCUMULATION UNIT VALUES (IN DOLLARS)


This table shows fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).



--------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF UNITS
                                                          UNIT VALUE AT                  OUTSTANDING AT
                                                            BEGINNING     UNIT VALUE AT   END OF YEAR
FUND NAME                                            YEAR    OF YEAR       END OF YEAR   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------

American Funds Global Small Capitalization Division
  (h)............................................... 2001    $ 14.94         $ 13.62            549
                                                     2002      13.62           10.89          1,291
                                                     2003      10.89           16.52          2,336
                                                     2004      16.52           19.72          3,456
                                                     2005      19.72           24.41          4,905

American Funds Growth Division (h).................. 2001     138.68          118.11            383
                                                     2002     118.11           88.12            925
                                                     2003      88.12          119.07          1,483
                                                     2004     119.07          132.29          1,843
                                                     2005     132.29          151.82          2,087

American Funds Growth-Income Division (h)........... 2001      90.87           87.85            404
                                                     2002      87.85           70.84          1,163
                                                     2003      70.84           92.66          1,753
                                                     2004      92.66          101.01          2,229
                                                     2005     101.01          105.58          2,335

BlackRock Aggressive Growth Division................ 1996      22.35           23.77         43,962
                                                     1997      23.77           25.04         43,359
                                                     1998      25.04           28.12         38,975
                                                     1999      28.12           37.00         31,947
                                                     2000      37.00           33.76         33,051
                                                     2001      33.76           25.42         31,091
                                                     2002      25.42           17.89         27,179
                                                     2003      17.89           24.88         25,244
                                                     2004      24.88           27.76         22,467
                                                     2005      27.76           30.35         19,747


                                                                       B-PPA- 79

--------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF UNITS
                                                          UNIT VALUE AT                  OUTSTANDING AT
                                                            BEGINNING     UNIT VALUE AT   END OF YEAR
FUND NAME                                            YEAR    OF YEAR       END OF YEAR   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
BlackRock Bond Income Division (c).................. 1996    $ 16.12         $ 16.49         16,604
                                                     1997      16.49           17.89         16,307
                                                     1998      17.89           19.33         20,060
                                                     1999      19.33           18.65         18,535
                                                     2000      18.65           20.49         16,397
                                                     2001      20.49           21.92         18,441
                                                     2002      21.92           23.45         17,570
                                                     2003      23.45           24.52         15,377
                                                     2004      24.52           25.29         13,472
                                                     2005      25.29           25.58         12,152

BlackRock Diversified Division...................... 1996      17.00           19.22         52,053
                                                     1997      19.22           22.89         62,604
                                                     1998      22.89           27.04         73,897
                                                     1999      27.04           29.04         75,126
                                                     2000      29.04           28.98         75,259
                                                     2001      28.98           26.80         66,375
                                                     2002      26.80           22.80         53,831
                                                     2003      22.80           27.15         48,133
                                                     2004      27.15           29.10         42,492
                                                     2005      29.10           29.62         36,977

BlackRock Investment Trust Division................. 1996      17.71           21.37         49,644
                                                     1997      21.37           27.09         60,102
                                                     1998      27.09           34.30         64,053
                                                     1999      34.30           40.13         64,026
                                                     2000      40.13           37.19         62,971
                                                     2001      37.19           30.48         57,292
                                                     2002      30.48           22.24         47,435
                                                     2003      22.24           28.61         42,947
                                                     2004      28.61           31.32         37,874
                                                     2005      31.32           32.05         32,640


B-PPA- 80

--------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF UNITS
                                                          UNIT VALUE AT                  OUTSTANDING AT
                                                            BEGINNING     UNIT VALUE AT   END OF YEAR
FUND NAME                                            YEAR    OF YEAR       END OF YEAR   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
BlackRock Large Cap Value Division -- Class E (f)... 2002    $ 10.00         $  7.93            284
                                                     2003       7.93           10.60            856
                                                     2004      10.60           11.87          1,487
                                                     2005      11.87           12.39          1,366

BlackRock Legacy Large Cap Growth Division- Class E
  (k)............................................... 2004      10.07           11.06            131
                                                     2005      11.06           11.67            248

BlackRock Strategic Value Division (a).............. 2000      10.00           12.24          4,096
                                                     2001      12.24           14.03         14,485
                                                     2002      14.03           10.90         18,446
                                                     2003      10.90           16.16         18,572
                                                     2004      16.16           18.41         18,476
                                                     2005      18.41           18.94         16,013

Calvert Social Balanced Division.................... 1996      16.80           18.68            995
                                                     1997      18.68           22.15          1,181
                                                     1998      22.15           25.44          1,367
                                                     1999      25.44           28.20          1,453
                                                     2000      28.20           26.98          1,527
                                                     2001      26.98           24.80          1,564
                                                     2002      24.80           21.51          1,499
                                                     2003      21.51           25.35          1,516
                                                     2004      25.35           27.10          1,526
                                                     2005      27.10           28.28          1,501

Davis Venture Value Division (a).................... 2000      30.19           30.79            917
                                                     2001      30.79           27.01          2,072
                                                     2002      27.01           22.31          2,269
                                                     2003      22.31           28.84          2,515
                                                     2004      28.84           32.01          3,015
                                                     2005      32.01           34.87          3,699


                                                                       B-PPA- 81

--------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF UNITS
                                                          UNIT VALUE AT                  OUTSTANDING AT
                                                            BEGINNING     UNIT VALUE AT   END OF YEAR
FUND NAME                                            YEAR    OF YEAR       END OF YEAR   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
FI International Stock Division..................... 1996    $ 14.19         $ 13.76         17,780
                                                     1997      13.76           13.27         15,865
                                                     1998      13.27           16.07         14,330
                                                     1999      16.07           18.48         13,052
                                                     2000      18.48           16.41         13,980
                                                     2001      16.41           12.87         13,984
                                                     2002      12.87           10.48         13,031
                                                     2003      10.48           13.26         11,727
                                                     2004      13.26           15.48         10,581
                                                     2005      15.48           18.04          9,752

FI Mid Cap Opportunities Division (b)(j)............ 1997      10.00           12.68          7,417
                                                     1998      12.68           17.19         19,026
                                                     1999      17.19           37.85         44,079
                                                     2000      37.85           25.71         57,544
                                                     2001      25.71           15.91         52,028
                                                     2002      15.91           11.16         42,962
                                                     2003      11.16           14.83         38,331
                                                     2004      14.83           17.16         34,048
                                                     2005      17.16           18.13         29,773

FI Value Leaders Division -- Class E (f)............ 2002      23.06           19.03             40
                                                     2003      19.03           23.83            176
                                                     2004      23.83           26.72            294
                                                     2005      26.72           29.18            561

Franklin Templeton Small Cap Growth Division (h).... 2001      10.00            8.80            769
                                                     2002       8.80            6.27          1,420
                                                     2003       6.27            8.98          2,000
                                                     2004       8.98            9.88          1,935
                                                     2005       9.88           10.22          1,816


B-PPA- 82

--------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF UNITS
                                                          UNIT VALUE AT                  OUTSTANDING AT
                                                            BEGINNING     UNIT VALUE AT   END OF YEAR
FUND NAME                                            YEAR    OF YEAR       END OF YEAR   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Harris Oakmark Focused Value Division (h)........... 2001    $ 23.96         $ 26.80          2,800
                                                     2002      26.80           24.13          5,044
                                                     2003      24.13           31.61          5,304
                                                     2004      31.61           34.32          5,348
                                                     2005      34.32           37.28          5,417

Harris Oakmark International Division -- Class E
  (f)............................................... 2002      10.60            8.85             42
                                                     2003       8.85           11.82            595
                                                     2004      11.82           14.09          1,794
                                                     2005      14.09           15.90          3,248

Harris Oakmark Large Cap Value Division (e)......... 1998      10.00            9.71            386
                                                     1999       9.71            8.93          3,631
                                                     2000       8.93            9.91          4,947
                                                     2001       9.91           11.59         16,415
                                                     2002      11.59            9.83         19,479
                                                     2003       9.83           12.18         18,737
                                                     2004      12.18           13.40         18,012
                                                     2005      13.40           13.05         16,233

Janus Aggressive Growth Division (g)(h)............. 2001      10.03            7.78          1,023
                                                     2002       7.78            5.33          1,511
                                                     2003       5.33            6.82          1,650
                                                     2004       6.82            7.33          1,575
                                                     2005       7.33            8.24          1,656

Jennison Growth Division (a)(i)..................... 2000       9.81            7.24          2,555
                                                     2001       7.24            4.94          5,527
                                                     2002       4.94            3.47          5,946
                                                     2003       3.47            4.31          6,160
                                                     2004       4.31            4.47          5,447
                                                     2005       4.47            4.98          5,029


                                                                       B-PPA- 83

--------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF UNITS
                                                          UNIT VALUE AT                  OUTSTANDING AT
                                                            BEGINNING     UNIT VALUE AT   END OF YEAR
FUND NAME                                            YEAR    OF YEAR       END OF YEAR   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Lazard Mid-Cap Division -- Class E (f).............. 2002    $ 11.41         $  9.70            342
                                                     2003       9.70           12.10            799
                                                     2004      12.10           13.68            970
                                                     2005      13.68           14.62          1,006

Legg Mason Value Equity Division (l)................ 2001       9.39            8.35            494
                                                     2002       8.35            6.58            796
                                                     2003       6.58            7.92            848
                                                     2004       7.92            8.71          1,132
                                                     2005       8.71            9.22          1,086

Lehman Brothers(R) Aggregate Bond Division (e)...... 1998      10.00           10.11            793
                                                     1999      10.11            9.85          7,735
                                                     2000       9.85           10.84         11,149
                                                     2001      10.84           11.51         17,519
                                                     2002      11.51           12.53         20,058
                                                     2003      12.53           12.82         20,045
                                                     2004      12.82           13.18         22,524
                                                     2005      13.18           13.29         21,998

Loomis Sayles Small Cap Division (a)................ 2000      25.78           25.52            353
                                                     2001      25.52           22.98            654
                                                     2002      22.98           17.80            759
                                                     2003      17.80           24.00            812
                                                     2004      24.00           27.58            828
                                                     2005      27.58           29.13            864


B-PPA- 84

--------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF UNITS
                                                          UNIT VALUE AT                  OUTSTANDING AT
                                                            BEGINNING     UNIT VALUE AT   END OF YEAR
FUND NAME                                            YEAR    OF YEAR       END OF YEAR   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Division (d)............. 1997    $ 10.00         $ 10.50          2,375
                                                     1998      10.50            9.59          3,882
                                                     1999       9.59           11.16          4,708
                                                     2000      11.16           10.92          5,291
                                                     2001      10.92           10.64          5,375
                                                     2002      10.64           10.65          4,922
                                                     2003      10.65           12.57          5,372
                                                     2004      12.57           13.46          5,242
                                                     2005      13.46           13.54          5,163

Met/AIM Small Cap Growth Division -- Class E (f).... 2002      11.24            8.51            130
                                                     2003       8.51           11.68            317
                                                     2004      11.68           12.30            324
                                                     2005      12.30           13.17            360

MetLife Mid Cap Stock Index Division (a)............ 2000      10.00           10.62          5,493
                                                     2001      10.62           10.36          8,080
                                                     2002      10.36            8.71         10,596
                                                     2003       8.71           11.61         11,376
                                                     2004      11.61           13.30          9,541
                                                     2005      13.30           14.75          9,546

MetLife Stock Index Division........................ 1996      18.52           22.43         43,141
                                                     1997      22.43           29.27         58,817
                                                     1998      29.27           37.08         71,204
                                                     1999      37.08           44.24         79,702
                                                     2000      44.24           39.61         83,765
                                                     2001      39.61           34.36         80,855
                                                     2002      34.36           26.36         73,961
                                                     2003      26.36           33.38         69,963
                                                     2004      33.38           36.44         67,011
                                                     2005      36.44           37.66         61,056


                                                                       B-PPA- 85

--------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF UNITS
                                                          UNIT VALUE AT                  OUTSTANDING AT
                                                            BEGINNING     UNIT VALUE AT   END OF YEAR
FUND NAME                                            YEAR    OF YEAR       END OF YEAR   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
MFS(R) Research International Division (h).......... 2001    $ 10.00         $  8.73            409
                                                     2002       8.73            7.62            830
                                                     2003       7.62            9.96            973
                                                     2004       9.96           11.77          1,281
                                                     2005      11.77           13.58          1,545

MFS(R) Total Return Division -- Class E (k)......... 2004      10.04           10.93            541
                                                     2005      10.93           11.12          1,421

Morgan Stanley EAFE(R) Index Division (e)........... 1998      10.00           10.79            342
                                                     1999      10.79           13.31          3,869
                                                     2000      13.31           11.24          8,034
                                                     2001      11.24            8.69         11,012
                                                     2002       8.69            7.15         12,545
                                                     2003       7.15            9.72         12,719
                                                     2004       9.72           11.49         10,705
                                                     2005      11.49           12.85         10,292

Neuberger Berman Mid Cap Value Division (e)......... 1998      10.00           10.72            297
                                                     1999      10.72           12.46          2,438
                                                     2000      12.46           15.78          7,506
                                                     2001      15.78           15.19          9,094
                                                     2002      15.19           13.56          9,180
                                                     2003      13.56           18.28          9,002
                                                     2004      18.28           22.20         10,312
                                                     2005      22.20           24.61         11,158

Neuberger Berman Real Estate Division -- Class E
  (k)............................................... 2004       9.99           12.86          1,462
                                                     2005      12.86           14.41          3,143

Oppenheimer Capital Appreciation Division -- Class E
  (m)............................................... 2005      10.02           10.90             66


B-PPA- 86

--------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF UNITS
                                                          UNIT VALUE AT                  OUTSTANDING AT
                                                            BEGINNING     UNIT VALUE AT   END OF YEAR
FUND NAME                                            YEAR    OF YEAR       END OF YEAR   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Oppenheimer Global Equity Division (b).............. 1997    $ 10.00         $ 10.84          4,826
                                                     1998      10.84           12.42          7,712
                                                     1999      12.42           15.36          9,323
                                                     2000      15.36           14.92         11,687
                                                     2001      14.92           12.37         12,091
                                                     2002      12.37           10.26         10,868
                                                     2003      10.26           13.22         10,017
                                                     2004      13.22           15.20          9,063
                                                     2005      15.20           17.44          8,299

PIMCO Total Return Division (h)..................... 2001      10.00           10.54          2,743
                                                     2002      10.54           11.41          8,941
                                                     2003      11.41           11.78          9,778
                                                     2004      11.78           12.24          9,738
                                                     2005      12.24           12.39         10,726

RCM Global Technology Division (h).................. 2001      10.00            7.44          2,036
                                                     2002       7.44            3.63          2,785
                                                     2003       3.63            5.66          6,380
                                                     2004       5.66            5.35          5,506
                                                     2005       5.35            5.88          4,229

Russell 2000(R) Index Division (e).................. 1998      10.00           10.52            598
                                                     1999      10.52           12.76          5,395
                                                     2000      12.76           12.12          9,113
                                                     2001      12.12           12.08          9,632
                                                     2002      12.08            9.48         10,366
                                                     2003       9.48           13.68         10,958
                                                     2004      13.68           15.92          9,453
                                                     2005      15.92           16.43          8,755


                                                                       B-PPA- 87

--------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF UNITS
                                                          UNIT VALUE AT                  OUTSTANDING AT
                                                            BEGINNING     UNIT VALUE AT   END OF YEAR
FUND NAME                                            YEAR    OF YEAR       END OF YEAR   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth Division (e)......... 1998    $ 10.00         $ 11.00            407
                                                     1999      11.00           13.28          3,394
                                                     2000      13.28           13.05         12,475
                                                     2001      13.05           11.62         12,077
                                                     2002      11.62            8.80         10,694
                                                     2003       8.80           11.38         10,543
                                                     2004      11.38           12.35          9,722
                                                     2005      12.35           13.00          8,795

T. Rowe Price Mid-Cap Growth Division (h)........... 2001      10.00            8.42          1,519
                                                     2002       8.42            4.66          2,343
                                                     2003       4.66            6.31          3,464
                                                     2004       6.31            7.36          4,024
                                                     2005       7.36            8.35          4,626

T. Rowe Price Small Cap Growth Division (b)......... 1997      10.00           11.75          6,932
                                                     1998      11.75           12.01         13,119
                                                     1999      12.01           15.18         14,007
                                                     2000      15.18           13.63         19,423
                                                     2001      13.63           12.25         18,643
                                                     2002      12.25            8.87         16,729
                                                     2003       8.87           12.34         15,892
                                                     2004      12.34           13.54         14,108
                                                     2005      13.54           14.84         12,484

Western Asset Management Strategic Bond
  Opportunities Division (h)........................ 2001      15.75           16.21            494
                                                     2002      16.21           17.55          1,216
                                                     2003      17.55           19.52          2,157
                                                     2004      19.52           20.55          2,415
                                                     2005      20.55           20.88          3,190


B-PPA- 88

--------------------------------------------------------------------------------------------------------
                                                                                        NUMBER OF UNITS
                                                          UNIT VALUE AT                  OUTSTANDING AT
                                                            BEGINNING     UNIT VALUE AT   END OF YEAR
FUND NAME                                            YEAR    OF YEAR       END OF YEAR   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Western Asset Management U.S. Government Division
  (h)............................................... 2001    $ 14.55         $ 15.07          1,179
                                                     2002      15.07           16.07          3,844
                                                     2003      16.07           16.13          3,166
                                                     2004      16.13           16.41          2,998
                                                     2005      16.41           16.49          3,100

MetLife Aggressive Allocation Division.............. 2005       9.99           11.17            143

MetLife Conservative Allocation Division............ 2005       9.99           10.32            188

MetLife Conservative to Moderate Allocation
  Division.......................................... 2005       9.99           10.55            824

MetLife Moderate Allocation Division................ 2005       9.99           10.77          1,278

MetLife Moderate to Aggressive Allocation
  Division.......................................... 2005       9.99           11.00            654


----------------------------------------


NOTES:

(a)  Inception Date: July 5, 2000.
(b)  Inception Date: March 3, 1997.
(c) The assets of State Street Research Income Division were merged into this investment division on April 29, 2002.
     Accumulation unit values prior to April 29, 2002 are those of State Street Research Income Division.
(d) The assets of Loomis Sayles High Yield Bond Division were merged into this investment division on April 29, 2002.
     Accumulation unit values prior to April 29, 2002 are those of Loomis Sayles High Yield Bond Division.
(e)  Inception Date: November 9, 1998.
(f)  Inception Date: May 1, 2002.
(g) The assets of Janus Growth Division were merged into the Janus Aggressive Growth Division on April 28, 2003.
     Accumulation unit values prior to April 28, 2003 are those of Janus Growth Division.
(h)  Inception Date: May 1, 2001.
(i) The assets in this investment division merged into the Jennison Growth Division prior to the opening of business on May 2, 2005. This investment division is no longer available.
(j)  The investment division with the name FI Mid Cap
     Opportunities was merged into the Janus Mid Cap Division prior to the opening of business on May 3, 2004 and was renamed FI Mid Cap Opportunities. The investment division with the name FI Mid Cap Opportunities on April 30, 2004 ceased to exist. The accumulation unit values history prior to May 1, 2004 is that of the Janus Mid Cap Division.
(k)  Inception Date: May 1, 2004.
(l) The assets of the MFS(R) Investors Trust Division were merged into the Legg Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS(R) Investors
     Trust Division.
(m)  Inception Date: May 1, 2005.


                                                                       B-PPA- 89

APPENDIX C


PORTFOLIO LEGAL AND MARKETING NAMES


SERIES FUND/ TRUST                     LEGAL NAME OF PORTFOLIO SERIES                     MARKETING NAME
------------------                 ---------------------------------------    ---------------------------------------
AMERICAN FUNDS INSURANCE SERIES                   Bond Fund                          American Funds Bond Fund
AMERICAN FUNDS INSURANCE SERIES       Global Small Capitalization Fund              American Funds Global Small
                                                                                        Capitalization Fund
AMERICAN FUNDS INSURANCE SERIES              Growth-Income Fund                  American Funds Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES                  Growth Fund                        American Funds Growth Fund
METROPOLITAN SERIES FUND, INC.        FI International Stock Portfolio           FI International Stock Portfolio
                                                                                            (Fidelity)
METROPOLITAN SERIES FUND, INC.             FI Large Cap Portfolio                FI Large Cap Portfolio (Fidelity)
METROPOLITAN SERIES FUND, INC.       FI Mid Cap Opportunities Portfolio         FI Mid Cap Opportunities Portfolio
                                                                                            (Fidelity)
METROPOLITAN SERIES FUND, INC.           FI Value Leaders Portfolio            FI Value Leaders Portfolio (Fidelity)


B-PPA- 90

APPENDIX D


WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                                                                       B-PPA- 91

APPENDIX E


TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                       PAGE
COVER PAGE...........................................     1
TABLE OF CONTENTS....................................     1
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........     2
SERVICES.............................................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES.........     2
EARLY WITHDRAWAL CHARGE..............................     3
EXPERIENCE FACTOR....................................     3
VARIABLE INCOME PAYMENTS.............................     4
INVESTMENT MANAGEMENT FEES...........................     7
ADVERTISEMENT OF THE SEPARATE ACCOUNT................    11
VOTING RIGHTS........................................    12
ERISA................................................    13
TAXES................................................    14
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.........   F-1
FINANCIAL STATEMENTS OF METLIFE......................   F-1


[PEANUTS GANG GRAPHIC]


PEANUTS(R) UNITED FEATURE SYNDICATE, INC.


(R)2006 METROPOLITAN LIFE INSURANCE COMPANY


                                                                       B-PPA- 91

                           REQUEST FOR A STATEMENT OF

                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] Calvert Social Balanced Portfolio

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

DEFERRED ANNUITIES AVAILABLE:

     --  Non-Qualified



     --  Traditional IRA



     --  Roth IRA



     --  Unallocated Keogh

INCOME ANNUITIES AVAILABLE:

     --  Non-Qualified



     --  Traditional IRA



     --  Roth IRA



     --  Unallocated Keogh

A WORD ABOUT INVESTMENT RISK:

An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:

     --  a bank deposit or obligation;



     --  federally insured or guaranteed; or



     --  endorsed by any bank or other financial institution.

                                 (METLIFE LOGO)


                                                               MAY 1, 2006


PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities"). We no longer offer the Income Annuity.
--------------------------------------------------------------------------------
You decide how to allocate your money among the various available investment choices. The investment choices available are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  WESTERN ASSET MANAGEMENT U.S. GOVERNMENT   METLIFE STOCK INDEX
    (FORMERLY, SALOMON BROTHERS U.S.         AMERICAN FUNDS GLOBAL SMALL
    GOVERNMENT)                              CAPITALIZATION
  BLACKROCK BOND INCOME                      FI MID CAP OPPORTUNITIES
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    LAZARD MID-CAP
  PIMCO TOTAL RETURN                           (FORMERLY, MET/AIM MID CAP CORE
  WESTERN ASSET MANAGEMENT STRATEGIC BOND      EQUITY)
  OPPORTUNITIES                              METLIFE MID CAP STOCK INDEX
    (FORMERLY, SALOMON BROTHERS STRATEGIC    FI INTERNATIONAL STOCK
    BOND OPPORTUNITIES)                      HARRIS OAKMARK INTERNATIONAL
  LORD ABBETT BOND DEBENTURE                 MFS(R) RESEARCH INTERNATIONAL
  BLACKROCK DIVERSIFIED                      MORGAN STANLEY EAFE(R) INDEX
  MFS(R) TOTAL RETURN                        BLACKROCK LEGACY LARGE CAP GROWTH
  NEUBERGER BERMAN REAL ESTATE               AMERICAN FUNDS GROWTH
  HARRIS OAKMARK FOCUSED VALUE               JANUS AGGRESSIVE GROWTH
  BLACKROCK LARGE CAP VALUE                  JENNISON GROWTH
  DAVIS VENTURE VALUE                        OPPENHEIMER CAPITAL APPRECIATION
  FI VALUE LEADERS                           T. ROWE PRICE LARGE CAP GROWTH
  HARRIS OAKMARK LARGE CAP VALUE             LOOMIS SAYLES SMALL CAP
  NEUBERGER BERMAN MID CAP VALUE             RUSSELL 2000(R) INDEX
  OPPENHEIMER GLOBAL EQUITY                  BLACKROCK AGGRESSIVE GROWTH
  BLACKROCK STRATEGIC VALUE                  T. ROWE PRICE MID-CAP GROWTH
  BLACKROCK INVESTMENT TRUST                 FRANKLIN TEMPLETON SMALL CAP GROWTH
  AMERICAN FUNDS GROWTH-INCOME               MET/AIM SMALL CAP GROWTH
  LEGG MASON VALUE EQUITY                    T. ROWE PRICE SMALL CAP GROWTH
                                             RCM GLOBAL TECHNOLOGY
                             ASSET ALLOCATION PORTFOLIOS
  METLIFE CONSERVATIVE ALLOCATION            METLIFE MODERATE TO AGGRESSIVE
  METLIFE CONSERVATIVE TO MODERATE             ALLOCATION
    ALLOCATION                               METLIFE AGGRESSIVE ALLOCATION
  METLIFE MODERATE ALLOCATION




HOW TO LEARN MORE:


Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, the Income Annuities and Metropolitan Life Separate
Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2006. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page C-PPA-93 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

The Securities and Exchange Commission has a website
(http://www.sec.gov), which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Met Investors Fund and
American Funds prospectuses which are attached to the back of this Prospectus. You should also read these Prospectuses carefully before purchasing a Deferred
Annuity or Income Annuity.

TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW........... ...........  C-PPA-4
TABLE OF EXPENSES.................. ..................  C-PPA-7
ACCUMULATION UNIT VALUES............... ..............  C-PPA-14
METLIFE....................... .......................  C-PPA-15
METROPOLITAN LIFE SEPARATE ACCOUNT E......... ........  C-PPA-15
VARIABLE ANNUITIES.................. .................  C-PPA-15
   A Deferred Annuity.................................  C-PPA-16
   An Income Annuity..................................  C-PPA-16
YOUR INVESTMENT CHOICES............... ...............  C-PPA-17
   Certain Payments We Receive With Regard to the
      Portfolios......................................  C-PPA-20
DEFERRED ANNUITIES.................. .................  C-PPA-21
   The Deferred Annuity and Your Retirement Plan......  C-PPA-22
   Automated Investment Strategies....................  C-PPA-22
   Purchase Payments..................................  C-PPA-23
      Allocation of Purchase Payments.................  C-PPA-24
      Automated Purchase Payments.....................  C-PPA-24
      Limits on Purchase Payments.....................  C-PPA-24
   The Value of Your Investment.......................  C-PPA-24
   Transfers..........................................  C-PPA-25
   Access to Your Money...............................  C-PPA-29
      Systematic Withdrawal Program...................  C-PPA-29
      Minimum Distribution............................  C-PPA-31
   Contract Fee.......................................  C-PPA-31
   Charges............................................  C-PPA-31
      Insurance-Related Charge........................  C-PPA-31
      Investment-Related Charge.......................  C-PPA-31
   Premium and Other Taxes............................  C-PPA-32
   Early Withdrawal Charges...........................  C-PPA-32
      When No Early Withdrawal Charge Applies.........  C-PPA-33
      When A Different Early Withdrawal Charge May
        Apply.........................................  C-PPA-36
   Free Look..........................................  C-PPA-37
   Death Benefit......................................  C-PPA-37
   Pay-out Options (or Income Options)................  C-PPA-38
INCOME ANNUITIES................... ..................  C-PPA-39
   Income Payment Types...............................  C-PPA-40
   Minimum Size of your Income Payment................  C-PPA-42
   The Value of Your Income Payments..................  C-PPA-42
   Reallocations......................................  C-PPA-43


C-PPA- 2

   Contract Fee.................................................  C-PPA-46
   Charges......................................................  C-PPA-46
      Insurance-Related or Separate Account Charge..............  C-PPA-47
      Investment-Related Charge.................................  C-PPA-47
   Premium and Other Taxes......................................  C-PPA-47
   Free Look....................................................  C-PPA-48
GENERAL INFORMATION...................... ......................  C-PPA-49
   Administration...............................................  C-PPA-49
      Purchase Payments.........................................  C-PPA-49
      Confirming Transactions...................................  C-PPA-49
      Processing Transactions...................................  C-PPA-50
        By Telephone or Internet................................  C-PPA-50
        After Your Death........................................  C-PPA-51
        Third Party Requests....................................  C-PPA-51
        Valuation -- Suspension of Payments.....................  C-PPA-51
   Advertising Performance......................................  C-PPA-52
   Changes to Your Deferred Annuity or Income Annuity ..........  C-PPA-54
   Voting Rights................................................  C-PPA-55
   Who Sells the Deferred Annuities and Income Annuities .......  C-PPA-56
   Financial Statements.........................................  C-PPA-57
   Your Spouse's Rights.........................................  C-PPA-58
   When We Can Cancel Your Deferred Annuity or Income Annuity...  C-PPA-58
INCOME TAXES.......................... .........................  C-PPA-58
LEGAL PROCEEDINGS....................... .......................  C-PPA-81
APPENDIX A PREMIUM TAX TABLE.................. .................  C-PPA-83
APPENDIX B ACCUMULATION UNIT VALUES FOR EACH INVESTMENT
  DIVISION........................... ..........................  C-PPA-82
APPENDIX C PORTFOLIO LEGAL AND MARKETING NAMES .................  C-PPA-92
APPENDIX D TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION......................... .........................  C-PPA-93



MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.


                                                                        C-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW


ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE


With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.


ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A Contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. You as the participant or annuitant receive a certificate under the Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

C-PPA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, for the unallocated Keogh Deferred Annuity depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 month period after the contract is issued.

EARLY WITHDRAWAL CHARGE


The early withdrawal charge is an amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE


In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment, transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, Met Investors Fund or American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the administration of your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

                                                                        C-PPA- 5

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity or the participant or annuitant for whom money is invested under group arrangements. In cases where we are referring to giving instructions or making payments to us for the unallocated Keogh Deferred Annuity, "you" means the trustee of the Keogh plan.

C-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers/ reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Income Option.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase)(1)..............................................    Up to 7%
  Exchange Fee for Deferred Annuities.......................        None
  Surrender Fee for Deferred Annuities......................        None
  Income Annuity Contract Fee...............................        None
  Transfer Fee..............................................        None

1 AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
   SCHEDULE:

    DURING PURCHASE PAYMENT YEAR
    1...........................................................      7%
    2...........................................................      6%
    3...........................................................      5%
    4...........................................................      4%
    5...........................................................      3%
    6...........................................................      2%
    7...........................................................      1%
    THEREAFTER..................................................      0%

   THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.
--------------------------------------------------------------------------------
The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Deferred Annuities(2)...............    None
Separate Account Charge (as a percentage of your average
  account value)(3)
  General Administrative Expenses Charge....................    .20%
  Mortality and Expense Risk Charge.........................    .75%
  Total Separate Account Annual Charge... Maximum Guaranteed
     Charge:                                                    .95%

2 A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

3 PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS FOR THE DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITY. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.
--------------------------------------------------------------------------------
The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity or the Income Annuity. All of the Portfolios listed below are Class A except for the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.


                                                                       Minimum   Maximum
Total Annual Metropolitan Fund, Met Investors Fund and American Funds  -------   -------
  Operating Expenses for the fiscal year ending December 31, 2005
     (expenses that are deducted from these Funds' assets include management fees, distribution fees (12b-1 fees) and other
     expenses)..................................................        0.29%     8.27%
  After Waiver and/or Reimbursement of Expenses(4)(5)...........        0.28%     1.19%


                                                                        C-PPA- 7

4 MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT UNDER WHICH MET INVESTORS FUND HAS AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL EXPENSES OF EACH PORTFOLIO (OTHER THAN INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER EXPENDITURES WHICH ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND OTHER EXTRAORDINARY EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS) WILL NOT EXCEED, AT ANY TIME PRIOR TO APRIL 30, 2007, THE FOLLOWING
   PERCENTAGES: 1.25% FOR THE HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS E), .90% FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.05% FOR THE LAZARD MID-CAP PORTFOLIO (CLASS E), 1.20% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS
   E), 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 0.95% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO (CLASS E), .90% FOR THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS E), 1.10% FOR THE RCM GLOBAL TECHNOLOGY PORTFOLIO, .90% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO AND 0.80% FOR THE LEGG MASON VALUE EQUITY PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY METLIFE INVESTORS MAY, WITH THE APPROVAL OF THE TRUST'S BOARD OF TRUSTEES, BE REPAID BY THE APPLICABLE PORTFOLIO TO METLIFE INVESTORS. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE MET INVESTORS FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE INVESTORS AND THE MET INVESTORS FUND. FEES AND EXPENSES ARE ESTIMATED FOR THE FISCAL YEAR ENDED DECEMBER 31, 2005. THE FEE TABLE DOES NOT REFLECT A BROKERAGE COMMISSION RECAPTURE. AFTER THE COMMISSION RECAPTURE, ACTUAL EXPENSES OF RCM GLOBAL TECHNOLOGY PORTFOLIO WERE 1.10%.


5 PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES UNDERLYING PORTFOLIO INVESTMENT MANAGEMENT FEES AND EXPENSES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:


                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO                        0.10
METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO            0.10
METLIFE MODERATE ALLOCATION PORTFOLIO                            0.10
METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO              0.10
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                          0.10



   THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2007. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



   METLIFE ADVISERS HAS ALSO AGREED TO WAIVE A PORTION OF ITS INVESTMENT MANAGEMENT FEE UNTIL AT LEAST APRIL 30, 2007 FOR THE FOLLOWING PORTFOLIOS IN THE PERCENTAGE AMOUNTS SPECIFIED BELOW:



                         PORTFOLIO                                        WAIVED PERCENTAGE
                         ---------                            -----------------------------------------
                                                              0.025% ON ASSETS OVER $1 BILLION AND LESS
BLACKROCK BOND INCOME PORTFOLIO                                                         THAN $2 BILLION
LOOMIS SAYLES SMALL CAP PORTFOLIO                                                   0.05% ON ALL ASSETS
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO                                  0.006% ON ALL ASSETS
METLIFE STOCK INDEX PORTFOLIO                                                      0.007% ON ALL ASSETS
METLIFE MID CAP STOCK INDEX PORTFOLIO                                              0.007% ON ALL ASSETS
RUSSELL 2000(R) INDEX PORTFOLIO                                                    0.007% ON ALL ASSETS
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                                             0.007% ON ALL ASSETS
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO                      0.015% ON THE FIRST $50 MILLION OF ASSETS


   THE EFFECT OF SUCH WAIVER IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE METROPOLITAN FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE ADVISERS AND THE METROPOLITAN FUND.

C-PPA- 8

                                                                                                        B              A+B=C
                                                                                         A        OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                                                    MANAGEMENT       BEFORE       BEFORE WAIVER/
for fiscal year ending December 31, 2005 (as a percentage of average net assets)(7)     FEES      REIMBURSEMENT    REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------
Western Asset Management U.S. Government Portfolio(6)(21)...                            0.54           0.07             0.61
BlackRock Bond Income Portfolio(5)(6)(9)(16)...                                         0.40           0.07             0.47
Lehman Brothers(R) Aggregate Bond Index Portfolio(5)...                                 0.25           0.06             0.31
Western Asset Management Strategic Bond Opportunities Portfolio(6)(21)..                0.65           0.10             0.75
BlackRock Diversified Portfolio(6)(16)...                                               0.44           0.06             0.50
MFS(R) Total Return Portfolio(6)(25)...                                                 0.57           0.16             0.73
Harris Oakmark Focused Value Portfolio(6)...                                            0.73           0.04             0.77
BlackRock Large Cap Value Portfolio(6)(16)...                                           0.70           0.15             0.85
Davis Venture Value Portfolio(6)...                                                     0.72           0.04             0.76
FI Value Leaders Portfolio(6)...                                                        0.66           0.07             0.73
Harris Oakmark Large Cap Value Portfolio(6)...                                          0.72           0.06             0.78
Neuberger Berman Mid Cap Value Portfolio(6)...                                          0.67           0.09             0.76
Oppenheimer Global Equity Portfolio(6)(18)...                                           0.60           0.33             0.93
BlackRock Strategic Value Portfolio(6)(16)...                                           0.83           0.06             0.89
BlackRock Investment Trust Portfolio(6)(16)...                                          0.49           0.06             0.55
MetLife Stock Index Portfolio(5)...                                                     0.25           0.04             0.29
FI Mid Cap Opportunities Portfolio(6)(13)...                                            0.68           0.07             0.75
MetLife Mid Cap Stock Index Portfolio(5)...                                             0.25           0.09             0.34
FI International Stock Portfolio(6)(14)...                                              0.86           0.20             1.06
Morgan Stanley EAFE(R) Index Portfolio(5)...                                            0.30           0.22             0.52
BlackRock Legacy Large Cap Growth Portfolio(6)(16)...                                   0.73           0.07             0.80
Jennison Growth Portfolio(6)(17)...                                                     0.64           0.05             0.69
T. Rowe Price Large Cap Growth Portfolio(5)(6)...                                       0.60           0.12             0.72
Loomis Sayles Small Cap Portfolio(5)(6)...                                              0.90           0.08             0.98
Russell 2000(R) Index Portfolio(5)...                                                   0.25           0.11             0.36
BlackRock Aggressive Growth Portfolio(6)(16)...                                         0.73           0.06             0.79
Franklin Templeton Small Cap Growth Portfolio(6)...                                     0.90           0.23             1.13
T. Rowe Price Small Cap Growth Portfolio(6)...                                          0.51           0.09             0.60

                                                                                                         C-D=E
                                                                                           D         TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                                                       WAIVER/      AFTER WAIVER/
for fiscal year ending December 31, 2005 (as a percentage of average net assets)(7)  REIMBURSEMENT   REIMBURSEMENT
-----------------------------------------------------------------------------------  ------------------------------
Western Asset Management U.S. Government Portfolio(6)(21)...                             0.00             0.61
BlackRock Bond Income Portfolio(5)(6)(9)(16)...                                          0.00             0.47
Lehman Brothers(R) Aggregate Bond Index Portfolio(5)...                                  0.01             0.30
Western Asset Management Strategic Bond Opportunities Portfolio(6)(21)..                 0.00             0.75
BlackRock Diversified Portfolio(6)(16)...                                                0.00             0.50
MFS(R) Total Return Portfolio(6)(25)...                                                  0.00             0.73
Harris Oakmark Focused Value Portfolio(6)...                                             0.00             0.77
BlackRock Large Cap Value Portfolio(6)(16)...                                            0.00             0.85
Davis Venture Value Portfolio(6)...                                                      0.00             0.76
FI Value Leaders Portfolio(6)...                                                         0.00             0.73
Harris Oakmark Large Cap Value Portfolio(6)...                                           0.00             0.78
Neuberger Berman Mid Cap Value Portfolio(6)...                                           0.00             0.76
Oppenheimer Global Equity Portfolio(6)(18)...                                            0.00             0.93
BlackRock Strategic Value Portfolio(6)(16)...                                            0.00             0.89
BlackRock Investment Trust Portfolio(6)(16)...                                           0.00             0.55
MetLife Stock Index Portfolio(5)...                                                      0.01             0.28
FI Mid Cap Opportunities Portfolio(6)(13)...                                             0.00             0.75
MetLife Mid Cap Stock Index Portfolio(5)...                                              0.01             0.33
FI International Stock Portfolio(6)(14)...                                               0.00             1.06
Morgan Stanley EAFE(R) Index Portfolio(5)...                                             0.01             0.51
BlackRock Legacy Large Cap Growth Portfolio(6)(16)...                                    0.00             0.80
Jennison Growth Portfolio(6)(17)...                                                      0.00             0.69
T. Rowe Price Large Cap Growth Portfolio(5)(6)...                                        0.01             0.71
Loomis Sayles Small Cap Portfolio(5)(6)...                                               0.05             0.93
Russell 2000(R) Index Portfolio(5)...                                                    0.01             0.35
BlackRock Aggressive Growth Portfolio(6)(16)...                                          0.00             0.79
Franklin Templeton Small Cap Growth Portfolio(6)...                                      0.00             1.13
T. Rowe Price Small Cap Growth Portfolio(6)...                                           0.01             0.59



                                                      B              A+B=C
                                       A        OTHER EXPENSES   TOTAL EXPENSES
                                   MANAGEMENT       BEFORE       BEFORE WAIVER/
ASSET ALLOCATION PORTFOLIOS           FEES      REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------
MetLife Conservative Allocation
  Portfolio(5)(20)...............     0.10           0.95             1.05
MetLife Conservative to Moderate
  Allocation Portfolio(5)(20)....     0.10           0.31             0.41
MetLife Moderate Allocation
  Portfolio(5)(20)...............     0.10           0.19             0.29
MetLife Moderate to Aggressive
  Allocation Portfolio(5)(20)....     0.10           0.24             0.34
MetLife Aggressive Allocation
  Portfolio(5)(20)...............     0.10           1.66             1.76


                                                                                                      TOTAL EXPENSES FOR
                                                             C-D=E             TOTAL EXPENSES         THE PORTFOLIO AND
                                           D            TOTAL EXPENSES         AFTER WAIVER/        UNDERLYING PORTFOLIOS
                                        WAIVER/          AFTER WAIVER/       REIMBURSEMENT FOR          AFTER WAIVER/
ASSET ALLOCATION PORTFOLIOS          REIMBURSEMENT       REIMBURSEMENT     UNDERLYING PORTFOLIOS        REIMBURSEMENT
---------------------------------  ---------------------------------------------------------------------------------------
MetLife Conservative Allocation
  Portfolio(5)(20)...............        0.95                0.10                   0.63                     0.73
MetLife Conservative to Moderate
  Allocation Portfolio(5)(20)....        0.31                0.10                   0.65                     0.75
MetLife Moderate Allocation
  Portfolio(5)(20)...............        0.19                0.10                   0.69                     0.79
MetLife Moderate to Aggressive
  Allocation Portfolio(5)(20)....        0.24                0.10                   0.71                     0.81
MetLife Aggressive Allocation
  Portfolio(5)(20)...............        1.66                0.10                   0.72                     0.82


                                                                        C-PPA- 9

                                                                                                        B              A+B=C
                                                                                         A        OTHER EXPENSES   TOTAL EXPENSES
MET INVESTORS FUND ANNUAL EXPENSES                                                   MANAGEMENT       BEFORE       BEFORE WAIVER/
for fiscal year ending December 31, 2005 (as a percentage of average net assets)(7)     FEES      REIMBURSEMENT    REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio(15)...                                                     0.50           0.07             0.57
Lord Abbett Bond Debenture Portfolio(6)(9)...                                           0.51           0.05             0.56
Neuberger Berman Real Estate Portfolio(4)(6)(16)...                                     0.67           0.03             0.70
Legg Mason Value Equity Portfolio(4)(12)(22)...                                         0.70           7.57             8.27
Lazard Mid-Cap Portfolio(4)(6)(23)...                                                   0.70           0.10             0.80
Harris Oakmark International Portfolio(4)(6)...                                         0.82           0.13             0.95
MFS Research International Portfolio(4)(6)(15)...                                       0.74           0.22             0.96
Janus Aggressive Growth Portfolio(6)(11)...                                             0.67           0.05             0.72
Oppenheimer Capital Appreciation Portfolio(4)(6)...                                     0.59           0.10             0.69
T. Rowe Price Mid-Cap Growth Portfolio(4)(10)...                                        0.75           0.07             0.82
Met/AIM Small Cap Growth Portfolio(4)(6)(15)...                                         0.90           0.10             1.00
RCM Global Technology Portfolio(4)(6)(15)(19)...                                        0.92           0.27             1.19

                                                                                                         C-D=E
                                                                                           D         TOTAL EXPENSES
MET INVESTORS FUND ANNUAL EXPENSES                                                      WAIVER/      AFTER WAIVER/
for fiscal year ending December 31, 2005 (as a percentage of average net assets)(7)  REIMBURSEMENT   REIMBURSEMENT
-----------------------------------------------------------------------------------  ------------------------------
PIMCO Total Return Portfolio(15)...                                                       0.00            0.57
Lord Abbett Bond Debenture Portfolio(6)(9)...                                             0.00            0.56
Neuberger Berman Real Estate Portfolio(4)(6)(16)...                                       0.00            0.70
Legg Mason Value Equity Portfolio(4)(12)(22)...                                           7.47            0.80
Lazard Mid-Cap Portfolio(4)(6)(23)...                                                     0.00            0.80
Harris Oakmark International Portfolio(4)(6)...                                           0.00            0.95
MFS Research International Portfolio(4)(6)(15)...                                         0.00            0.96
Janus Aggressive Growth Portfolio(6)(11)...                                               0.00            0.72
Oppenheimer Capital Appreciation Portfolio(4)(6)...                                       0.00            0.69
T. Rowe Price Mid-Cap Growth Portfolio(4)(10)...                                          0.00            0.82
Met/AIM Small Cap Growth Portfolio(4)(6)(15)...                                           0.00            1.00
RCM Global Technology Portfolio(4)(6)(15)(19)...                                          0.00            1.19


                                                                             C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                A          B     OTHER EXPENSES   TOTAL EXPENSES         E
for fiscal year ending December 31, 2005          MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/
(as a percentage of average net assets)(6)(7)(8)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio...            0.28      0.25         0.01             0.54            0.00
American Funds Global Small Capitalization
  Portfolio.......................                   0.74      0.25         0.05             1.04            0.00
American Funds Growth Portfolio...                   0.33      0.25         0.02             0.60            0.00

                                                      D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES            TOTAL EXPENSES
for fiscal year ending December 31, 2005          AFTER WAIVER/
(as a percentage of average net assets)(6)(7)(8)  REIMBURSEMENT
------------------------------------------------  --------------
American Funds Growth-Income Portfolio...              0.54
American Funds Global Small Capitalization
  Portfolio.......................                     1.04
American Funds Growth Portfolio...                     0.60



6 EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND SAI FOR EACH RESPECTIVE FUND.



7 TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT DO NOT REFLECT ANY EXPENSE REDUCTIONS RESULTING FROM VOLUNTARY WAIVERS OR TRADES PLACED WITH CERTAIN BROKERS. FOR MORE INFORMATION, SEE THE PROSPECTUS AND SAI FOR EACH FUND.


8 THE AMERICAN FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN THE FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS 2 SHARES OF THE AMERICAN FUNDS.

9 ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.


10 ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE SUB-INVESTMENT
   MANAGER FOR THE MFS MID CAP GROWTH PORTFOLIO, WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.


11 ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS
   MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.

12 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS RESEARCH MANAGERS
   PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.


13 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES
   PORTFOLIO WAS MERGED INTO THE JANUS MID CAP PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO, WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.



14 ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY BECAME THE
   SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO, WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.


C-PPA- 10

15 FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER OF THESE
   PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGER BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:


                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       0.05
PIMCO TOTAL RETURN PORTFOLIO                                     0.01
RCM GLOBAL TECHNOLOGY PORTFOLIO                                  0.14
MET/AIM SMALL CAP GROWTH PORTFOLIO                               0.04
MFS RESEARCH INTERNATIONAL PORTFOLIO                             0.05


16 EFFECTIVE JANUARY 31, 2005, BLACKROCK ADVISORS, INC. BECAME THE
   SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH BOND INCOME PORTFOLIO, THE STATE STREET RESEARCH DIVERSIFIED PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO, THE STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO, THE STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO AND THE STATE STREET RESEARCH AURORA PORTFOLIO, WHICH CHANGED THEIR NAMES AS SHOWN IN THE FOLLOWING TABLE:

                  PRIOR PORTFOLIO NAME                                       NEW PORTFOLIO NAME
                  --------------------                                       ------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO         BLACKROCK AGGRESSIVE GROWTH PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO                    BLACKROCK STRATEGIC VALUE PORTFOLIO
STATE STREET RESEARCH BOND INCOME PORTFOLIO               BLACKROCK BOND INCOME PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO               BLACKROCK DIVERSIFIED PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO          BLACKROCK INVESTMENT TRUST PORTFOLIO
STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO          BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO           BLACKROCK LARGE CAP VALUE PORTFOLIO

17 PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005, THE MET/PUTNAM VOYAGER
   PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JENNISON GROWTH PORTFOLIO OF THE METROPOLITAN FUND.


18 ON MAY 1, 2005, OPPENHEIMERFUNDS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR
   THE SCUDDER GLOBAL EQUITY PORTFOLIO, WHICH CHANGED ITS NAME TO OPPENHEIMER GLOBAL EQUITY PORTFOLIO.



19 ON JANUARY 15, 2005, RCM CAPITAL MANAGEMENT LLC BECAME THE SUB-INVESTMENT
   MANAGER FOR THE PIMCO PEA INNOVATION PORTFOLIO, WHICH CHANGED ITS NAME TO RCM GLOBAL TECHNOLOGY PORTFOLIO.



20 THESE PORTFOLIOS ARE "FUND OF FUNDS" PORTFOLIOS THAT INVEST SUBSTANTIALLY ALL
   OF THEIR ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN FUND OR THE MET INVESTORS FUND. BECAUSE THESE PORTFOLIOS INVEST IN OTHER UNDERLYING PORTFOLIOS, EACH OF THESE PORTFOLIOS ALSO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE INVESTMENT MANAGEMENT FEE. THE TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIOS (BEFORE ANY APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS), INCLUDING THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS (BEFORE ANY APPLICABLE FEE WAIVERS AND REIMBURSEMENTS) AS OF DECEMBER 31, 2005 ARE: 1.93% FOR THE METLIFE CONSERVATIVE ALLOCATION PORTFOLIO, 1.31% FOR THE METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO; 1.23% FOR THE METLIFE MODERATE ALLOCATION PORTFOLIO, 1.30% FOR THE METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO, AND 2.73% FOR THE METLIFE AGGRESSIVE ALLOCATION PORTFOLIO. CONTRACT OWNERS MAY BE ABLE TO REALIZE LOWER AGGREGATE EXPENSES BY INVESTING DIRECTLY IN THE UNDERLYING PORTFOLIOS INSTEAD OF THE PORTFOLIO. A CONTRACT OWNER WHO CHOOSES TO INVEST DIRECTLY IN THE UNDERLYING PORTFOLIOS WOULD NOT, HOWEVER, RECEIVE THE ASSET ALLOCATION SERVICES PROVIDED BY METLIFE ADVISERS.



21 ON APRIL 28, 2006, WESTERN ASSET MANAGEMENT COMPANY BECAME THE SUB-INVESTMENT
   MANAGER FOR BOTH THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO AND THE SALOMON BROTHERS STRATEGIC OPPORTUNITIES BOND PORTFOLIO, WHICH CHANGED THEIR NAMES AS SET FORTH BELOW:



                  OLD PORTFOLIO NAME                                        NEW PORTFOLIO NAME
                  ------------------                                        ------------------
SALOMON BROTHERS STRATEGIC OPPORTUNITIES BOND PORTFOLIO WESTERN ASSET MANAGEMENT STRATEGIC OPPORTUNITIES BOND
                                                        PORTFOLIO
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO              WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO



22 PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006, THE MFS INVESTORS TRUST
   PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LEGG MASON VALUE EQUITY PORTFOLIO OF THE MET INVESTORS FUND.



23 ON DECEMBER 19, 2005, LAZARD ASSET MANAGEMENT LLC BECAME THE SUB-INVESTMENT
   MANAGER FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO, WHICH CHANGED ITS NAME TO LAZARD MID-CAP PORTFOLIO. THE MANAGEMENT FEE IN THE TABLE HAS BEEN RESTATED TO REFLECT A NEW FEE SCHEDULE WHICH BECAME EFFECTIVE ON DECEMBER 19, 2005.


EXAMPLES

    The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

                                                                       C-PPA- 11

EXAMPLE 1.

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- your Deferred Annuity permits you to withdraw 10% of your Account Balance free from early withdrawal charges each Contract Year;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   there is a maximum Separate Account charge of 0.95%;

     --   the underlying Portfolio earns a 5% annual return; and

     -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1              3              5              10
                                                                YEAR          YEARS          YEARS          YEARS
------------------------------------------------------------------------------------------------------------------
Maximum..................................................      $1,503         $2,983         $4,356         $7,480
Minimum..................................................      $  782         $  893         $  980         $1,496


EXAMPLE 2.

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- your Deferred Annuity permits you to withdraw 20% of your Account Balance free from early withdrawal charges each Contract year;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   there is a Maximum Separate Account charge of 0.95%;

     --   the underlying Portfolio earns a 5% annual return; and

     -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1              3              5              10
                                                                YEAR          YEARS          YEARS          YEARS
------------------------------------------------------------------------------------------------------------------
Maximum..................................................      $1,433         $2,933         $4,326         $7,480
Minimum..................................................      $  712         $  851         $  980         $1,496


C-PPA- 12

EXAMPLE 3.

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   there is a maximum Separate Account charge of 0.95%;

     --   the underlying Portfolio earns a 5% annual return; and

     -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $902         $2,594         $4,144         $7,480
Minimum...................................................      $126         $  393         $  680         $1,496


                                                                       C-PPA- 13

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

See Appendix B


C-PPA- 14

METLIFE


Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners' insurance and retail banking services to individuals, as well as group insurance, reinsurance and retirement and savings products and services to corporations and other institutions. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.


METROPOLITAN LIFE
SEPARATE ACCOUNT E

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES

There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The

                                                                       C-PPA- 15

Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

--------------------------------------------------------------------------------

       The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to an employer, association, trust or other group for its employees, members or participants.
--------------------------------------------------------------------------------


The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY

--------------------------------------------------------------------------------

   A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
--------------------------------------------------------------------------------

You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life or the death benefit.


The Deferred Annuity is no longer available. Current contract owners may continue to make additional purchase payments.


AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.

The Income Annuities are no longer available.

C-PPA- 16

YOUR INVESTMENT CHOICES

--------------------------------------------------------------------------------


The degree of investment risk you assume will depend on the investment divisions you choose. We have listed each group of your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names).

--------------------------------------------------------------------------------

The Metropolitan Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds Portfolios, which are Class 2.


Starting with the most conservative Portfolio, each group of investment choices is listed in the approximate risk relationship among each available Portfolio in the group, with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names). (See Appendix C Portfolio Legal and Marketing Names.) You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The lists are intended to be guides. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.



ASSET ALLOCATION PORTFOLIOS


--------------------------------------------------------------------------------

The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option.
--------------------------------------------------------------------------------



The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata portion of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information


                                                                       C-PPA- 17
regarding the asset allocation portfolios, please read the prospectus for these portfolios.


--------------------------------------------------------------------------------


   While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.

--------------------------------------------------------------------------------



Western Asset Management U.S.          Seeks to maximize total return
Government Portfolio                   consistent with preservation of
                                       capital and maintenance of liquidity
BlackRock Bond Income Portfolio        Seeks competitive total return
                                       primarily from investing in
                                       fixed-income securities
Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the
                                       opportunity for capital appreciation
                                       to produce a high total return
BlackRock Diversified Portfolio        Seeks high total return while
                                       attempting to limit investment risk
                                       and preserve capital
MFS Total Return Portfolio             Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio
Neuberger Berman Real Estate           Seeks to provide total return through
  Portfolio                            investment in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income
Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital
Davis Venture Value Portfolio          Seeks growth of capital
FI Value Leaders Portfolio             Seeks long-term growth of capital
Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio
Neuberger Berman Mid Cap Value         Seeks capital growth
  Portfolio
Oppenheimer Global Equity Portfolio    Seeks capital appreciation
Western Asset Management Strategic     Seeks to maximize total return
  Bond Opportunities Portfolio         consistent with preservation of
                                       capital
BlackRock Strategic Value Portfolio    Seeks high total return, consisting
                                       principally of capital appreciation
BlackRock Investment Trust Portfolio   Seeks long-term growth of capital and
                                       income
American Funds Growth-Income           Seeks both capital appreciation and
  Portfolio                            income
Legg Mason Value Equity Portfolio      Seeks long-term growth of capital
MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's 500(R) Composite
                                       Stock Price Index
American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks
FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital
Lazard Mid-Cap Portfolio               Seeks long-term growth of capital
                                       appreciation
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) MidCap 400
                                       Composite Stock Price Index
FI International Stock Portfolio       Seeks long-term growth of capital
Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio
MFS Research International Portfolio   Seeks capital appreciation
Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index
BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital
  Portfolio
American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks
Janus Aggressive Growth Portfolio      Seeks long-term growth of capital
Jennison Growth Portfolio              Seeks long-term growth of capital
Oppenheimer Capital Appreciation       Seeks capital appreciation
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income
Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities
Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index
BlackRock Aggressive Growth Portfolio  Seeks maximum capital appreciation
T. Rowe Price Mid-Cap Growth           Seeks to provide long-term growth of
  Portfolio                            capital


C-PPA- 18

Franklin Templeton Small Cap Growth    Seeks long-term capital growth
  Portfolio
Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital
T. Rowe Price Small Cap Growth         Seeks long-term capital growth
  Portfolio
RCM Global Technology Portfolio        Seeks capital appreciation; no
                                       consideration is given to income
                        Asset Allocation Portfolios
MetLife Conservative Allocation        Seeks a high level of current income,
  Portfolio                            with growth of capital a secondary
                                       objective
MetLife Conservative to Moderate       Seeks a high total return in the form
  Allocation Portfolio                 of income and growth of capital, with
                                       a greater emphasis on income
MetLife Moderate Allocation Portfolio  Seeks a balance between a high level of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital
MetLife Moderate to Aggressive         Seeks growth of capital
  Allocation Portfolio
MetLife Aggressive Allocation          Seeks growth of capital
  Portfolio


Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The Deferred Annuity Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*  We have restricted the available investment divisions.

The investment divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their

                                                                       C-PPA- 19
investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Met Investors Fund or American Funds.


In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are also discussed in each Fund's prospectus.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS



An investment manager (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or sub-investment manager of a Portfolio, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Portfolios. The amount of the compensation is not deducted from the Portfolios' assets and does not decrease the Portfolios' investment return. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment manager or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies have membership interests in our affiliated investment managers MetLife Advisers, LLC, and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the investment manager makes a profit with respect to the advisory fees it receives from the Portfolio. We may benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the investment manager. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAI for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)



Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is


C-PPA- 20
described in more detail in each Portfolio's prospectus. The payments are deducted from assets of the Portfolios and are paid to us. These payments decrease the Portfolios' investment return.



We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included Portfolios based on recommendations made by broker-dealer firms. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (See "Who Sells the Deferred Annuities and Income Annuities").



(See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAI for information on the investment management fees paid by the investment managers to the sub-investment managers.)


DEFERRED ANNUITIES


This Prospectus describes the following Deferred Annuities under which you can accumulate money:

* Non-Qualified           * Roth IRAs (Roth
* Traditional IRA           Individual Retirement
  (Individual Retirement    Annuities)
  Annuities)              * Unallocated Keogh

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*  Allocated (your Account Balance records are kept for you as an individual);
   or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

                                                                       C-PPA- 21

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN
If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity Contract and plan document to see how you may be affected.

--------------------------------------------------------------------------------
We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.
          Also, these strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.
--------------------------------------------------------------------------------


AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you. These investment strategies are available to you without any additional charges. However, the investment strategies are not available for the unallocated Keogh Deferred Annuities. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

--------------------------------------------------------------------------------
                                                                  [SAFE GRAPHIC]
--------------------------------------------------------------------------------


THE EQUITY GENERATOR(SM) An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your Contract earns. Early withdrawal charges may be taken from any earnings.

--------------------------------------------------------------------------------
                                                                 [SCALE GRAPHIC]
--------------------------------------------------------------------------------



THE EQUALIZER(SM) You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. For example, if you choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.


--------------------------------------------------------------------------------
                                                             [PIE CHART GRAPHIC]
--------------------------------------------------------------------------------


THE REBALANCER(R) You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options

C-PPA- 22
to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

--------------------------------------------------------------------------------
[GLOBE GRAPHIC]
--------------------------------------------------------------------------------


THE INDEX SELECTOR(SM) You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

--------------------------------------------------------------------------------
[HOUR GLASS GRAPHIC]
--------------------------------------------------------------------------------


THE ALLOCATOR(SM) Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

                                                                       C-PPA- 23

--------------------------------------------------------------------------------
 You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
--------------------------------------------------------------------------------


ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change, as long as it is within 30 days after we receive the request.

If you choose to make an allocation to the asset allocation divisions with your initial purchase payment, 100% of your allocation to the investment choices must be to only one of the asset allocation investment divisions. After the initial purchase payment has been made, you may allocate subsequent purchase payments or make transfers from any asset allocation investment division to any investment choice or to one or more of the asset allocation investment divisions.

AUTOMATED PURCHASE PAYMENTS

If you purchase a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction," your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic" your bank deducts money from your bank account and makes the purchase payment for you.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*  Federal tax laws.

* Our right to limit the total of your purchase payments to $1,000,000. For the unallocated Keogh Deferred Annuity, we limit purchase payments to $5,000,000 per year. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.


* A withdrawal should you leave your job (for the unallocated Keogh Deferred Annuity).



* Retirement, for certain Deferred Annuities. You may no longer make purchase payments if you retire.


*  Receiving systematic termination payments (described later).

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units

C-PPA- 24
by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*  Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE


Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525. (50 x $10.50 = $525)


           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value


However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475. (50 x $9.50 = $475).


            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

--------------------------------------------------------------------------------

You may transfer money within your Contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
--------------------------------------------------------------------------------


TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:

*  The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

                                                                       C-PPA- 25

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.



WE MAY REQUIRE YOU TO:



*  Use our forms;



* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or



* Transfer a minimum amount if the transfer is in connection with the Allocator.


--------------------------------------------------------------------------------

       Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.
--------------------------------------------------------------------------------


Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a Portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent reallocations/transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the Western Asset Management Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor reallocation/transfer activity in those Portfolios (the "Monitored Portfolios"). For example, we currently monitor transfer/reallocation activity to determine if, for each


C-PPA- 26
category of international, small-cap, and high-yield Portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive reallocation/transfer activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.



Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the reallocation/transfer limits. Our ability to detect and/or restrict such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in


                                                                       C-PPA- 27
any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or reallocations/transfers by specific contract owners who violate the frequent trading policies established by the Portfolio.



In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and

C-PPA- 28
procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owners or participant/annuitant). You should read the Portfolio prospectuses for more details.


ACCESS TO YOUR MONEY
You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*  The percentage or dollar amount of the withdrawal; and

* The investment division (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

--------------------------------------------------------------------------------
We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account or the investment divisions you select either pro rata or in the proportions you request.
--------------------------------------------------------------------------------


SYSTEMATIC WITHDRAWAL PROGRAM

If you have certain Non-Qualified or IRA Deferred Annuities, subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

                                                                       C-PPA- 29

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

--------------------------------------------------------------------------------
  If you would like to receive your Systematic Withdrawal Program payment by the first of the month, you should request that the payment date be the 20th day of the month.
Your Account Balance will be reduced by the amount of your Systematic Withdrawal
 Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
--------------------------------------------------------------------------------


If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and

C-PPA- 30
any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

--------------------------------------------------------------------------------
The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges every time we calculate the Accumulation Unit Value.
--------------------------------------------------------------------------------


In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

--------------------------------------------------------------------------------
MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.
--------------------------------------------------------------------------------


CONTRACT FEE
There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than a certain amount.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*  Insurance-related charge, and

*  Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment manager for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Deferred Annuities has 12b-1 Plan fees, which pay for

                                                                       C-PPA- 31
distribution expenses. The percentage you pay for the investment-related charge depends on which divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the

C-PPA- 32
early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

--------------------------------------------------------------------------------

You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.
--------------------------------------------------------------------------------


For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

--------------------------------------------------------------------------------

We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.
--------------------------------------------------------------------------------


The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year



    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

Early withdrawal charges may be waived for certain Deferred Annuities because we have reduced sales costs associated with them.

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

* On transfers you make among the investment divisions or to the Fixed Interest Account.

*  On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

                                                                       C-PPA- 33

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your Contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step up" portion of the death benefit.

--------------------------------------------------------------------------------
 Early withdrawal charges never apply to transfers among investment divisions or transfers to the Fixed Interest Account.
--------------------------------------------------------------------------------


* If you withdraw the permitted free withdrawal each Contract Year. This total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds the specified percentage will you have to pay early withdrawal charges. For the unallocated Keogh and certain other Deferred Annuities, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

The percentage of your Account Balance you are permitted without an early withdrawal charge is for:

     --   Unallocated Keogh Deferred Annuity, 20%.

     -- Non-Qualified and IRA Deferred Annuities (depending on the contract's terms), either 10% of your Account Balance or 10% of your Fixed Interest Account balance only.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exemption does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* Except for the unallocated Keogh Deferred Annuity, if your Contract provides for this, and the provision is approved in your state, on your first withdrawal to which an early withdrawal charge would otherwise apply and either you or your spouse:

     -- Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

     -- Is diagnosed with a terminal illness and not expected to live more than a year.

* On Systematic Termination. For the unallocated Keogh Deferred Annuity, if the Contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual

C-PPA- 34
   installments based on the following percentages of your Account Balance for that year's withdrawal:

                       Contract Year
     1*          2          3          4            5
     20%        25%      33 1/3%      50%       remainder



  * Less that Contract Year's withdrawals

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the Contract. If you ask to restart systematic termination, you start at the beginning of the schedule listed above.

* For the unallocated Keogh Deferred Annuity, if you are disabled and you request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974, and if your plan document defines disability, then your plan's definition governs.

*  If you retire:

     -- For certain Non-Qualified Deferred Annuities, if you retire from the employer and for certain others if you retire and receive retirement benefits from your employer's qualified plan.

     --   For certain IRA Deferred Annuities, if you retire from the employer.

     -- For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the Contract.

*  If you leave your job:

     -- For certain Non-Qualified Deferred Annuities, you must either leave your job with the employer or certain others if you leave your job and you receive retirement benefits.

     -- For certain IRA Deferred Annuities, if you leave your job with the employer.

     -- If you are a "restricted" participant, according to the terms of the unallocated Keogh Deferred Annuity, you also must have participated for the time stated in the Contract.

* For the unallocated Keogh Deferred Annuity, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

                                                                       C-PPA- 35

* For the unallocated Keogh Deferred Annuity, if you make a direct transfer to another investment vehicle we have preapproved. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

* For the unallocated Keogh Deferred Annuity, if you suffer an unforeseen hardship.


* If you have transferred money which is not subject to a withdrawal charge (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer is subject to the usual early withdrawal charge schedule.


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY
If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*  Amounts transferred before January 1, 1996:

   We credit your transfer amounts with the time you held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original Contract:

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*  Transferred amounts on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original
          Contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

C-PPA- 36

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in the Deferred Annuity, we credit your purchase payments with the time you held them under your original Contract.

FREE LOOK
You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on whether you purchased the Deferred Annuity through the mail or your age. Again, depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT
One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name the beneficiary(ies) under the Non-Qualified and IRA Deferred Annuities.

If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

*  Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period, less any later partial withdrawals, fees and charges; or

*  The total of all of your purchase payments less any partial withdrawals.

Your death benefit for the unallocated Keogh Deferred Annuity is no more than the Account Balance and is paid to the Keogh trustee.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment.

                                                                       C-PPA- 37

If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the Contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documents in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. The variable pay-out option may not be available in all states.

--------------------------------------------------------------------------------

 The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity.
--------------------------------------------------------------------------------


When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*  A fixed dollar payment or a variable payment; and

*  A refund feature.

C-PPA- 38

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.

--------------------------------------------------------------------------------

Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your Contract, we will use the current rates.
--------------------------------------------------------------------------------


By the date specified in your Contract, if you do not either elect to continue the Contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under a retirement plan, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, then we may treat your silence as a request to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase. We no longer offer the Income Annuities.

INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.


Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*  Non-Qualified                 *  Roth IRAs
*  Unallocated Keogh             *  Traditional IRAs

                                                                       C-PPA- 39

If you have accumulated amounts in any of the listed investment vehicles (for example, Traditional IRAs, ROTH IRAs, Keoghs, 401(k)s), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of income payment type may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

There are three people who are involved in payments under your Income Annuity:

--------------------------------------------------------------------------------

            Many times the Owner and the Annuitant are the same person.
      You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.

                                  When deciding how to receive income, consider:
                                                - The amount of income you need;
                          - The amount you expect to receive from other sources;
                                - The growth potential of other investments; and
                                  - How long you would like your income to last.
--------------------------------------------------------------------------------


* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments or a lump sum if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your Contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. We reserve the right to commute or otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made, to the owner of the annuity (or the beneficiary, if the owner dies during the

C-PPA- 40
guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.


LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.


LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

                                                                       C-PPA- 41

ALLOCATION

You decide what portion of your income payment is allocated to each of the variable investment divisions.

--------------------------------------------------------------------------------

  Post-tax or after-tax means that your purchase payment for your Income Annuity does not reduce your taxable income or give you a tax reduction.
--------------------------------------------------------------------------------


MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.


THE VALUE OF YOUR INCOME PAYMENTS


ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be written 10 days after we issue the Income Annuity. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

--------------------------------------------------------------------------------

                 The AIR is stated in your Contract and may range from 3% to 6%.
--------------------------------------------------------------------------------


AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your Contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between payments) for the underlying Portfolio minus the insurance-related charge (Separate Account charge) (the resulting number is the net investment return) exceeds the AIR (for the time period between payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between payments) for the underlying Portfolio minus the insurance-related charge (Separate Account charge) (the net investment return) is less than the AIR (for the time period between payments). A lower AIR will

C-PPA- 42
result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.


The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of your payment will be determined on your Contract's issue date.


VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (Separate Account charge) (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*  Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATIONS

You can reallocate among the investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option, you may not later reallocate amounts from the Fixed Income Option to the investment divisions. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

There is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying portfolio shares or other funds we have designated in the investment divisions to generate your income payments.

For us to process a reallocation, you must tell us:

     --   The percentage of the income payment to be reallocated;

     -- The investment divisions (or Fixed Income Option) from which you want the income payment to be reallocated; and

     -- The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.

                                                                       C-PPA- 43

Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.


Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a Portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent reallocations/transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the Western Asset Management Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor reallocation/transfer activity in those Portfolios (the "Monitored Portfolios"). For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.


We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor

C-PPA- 44
reallocation/transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive reallocation/transfer activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the reallocation/transfer limits. Our ability to detect and/or restrict such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios. However, under rules recently


                                                                       C-PPA- 45
adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or reallocations/transfers by specific contract owners who violate the frequent trading policies established by the Portfolio.



In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios.



In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the Portfolio prospectuses for more details.


CONTRACT FEE
There is no contract fee.

CHARGES

--------------------------------------------------------------------------------
The charges you pay will not reduce the number of annuity units credited to you.
         Instead, we deduct the charges when calculating the Annuity Unit Value.
--------------------------------------------------------------------------------

There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

*  Insurance-related charge; and

*  Investment-related charge.

C-PPA- 46

INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.


Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

                                                                       C-PPA- 47

--------------------------------------------------------------------------------

  You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.
--------------------------------------------------------------------------------


FREE LOOK
You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on whether you purchased your Income Annuity through the mail or your age. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.

C-PPA- 48

GENERAL INFORMATION


ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your initial purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*  After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or

                                                                       C-PPA- 49
have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations; withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Some of the information and transactions accessible to you include:

*  Account Balance

*  Unit Values

*  Current rates for the Fixed Interest Account

*  Transfers

*  Changes to investment strategies

*  Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will

C-PPA- 50
assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

                                                                       C-PPA- 51

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

     -- rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

     -- during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

--------------------------------------------------------------------------------
   All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.
--------------------------------------------------------------------------------

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

For purposes of presentation (of Non-Standard Performance), we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income

C-PPA- 52

Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies available in the Deferred Annuity, including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

We may state performance for the investment divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in annuity unit value.

Past performance is no guarantee of future results.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and investment-related charge. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before

                                                                       C-PPA- 53
the inception date of the Income Annuity and historical Annuity Unit Values.

Historical performance information should not be relied on as a guarantee of future performance results.

We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the maximum insurance-related charge and the average of investment-related charges for all Portfolios to depict investment-related charges. If the presentation is for an individual, we may also provide a presentation that reflects the applicable (rather than the maximum) insurance-related charge, as well as the Annuity Unit Values and the investment-related charge.

An illustration should not be relied upon as a guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR

INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*  To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws, including limiting the number, frequency or types of transfers/reallocations permitted).

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met

C-PPA- 54

   Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund and American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Non-Qualified or IRA Deferred Annuity or an Income Annuity in your sole discretion. Under the unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If

                                                                       C-PPA- 55
we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*  The shares for which voting instructions are received, and

*  The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND

INCOME ANNUITIES

All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. They also may be sold through the mail or over the Internet.



The licensed sales representatives who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.



We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.



Our sales representatives and their managers may be eligible for cash compensation such as bonuses, equity awards, such as stock options, training allowances, supplemental salary, payments based on a percentage of the Contract's Account Balance, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits and other benefits. The amount of this cash compensation is based primarily on the amount of proprietary products sold. Proprietary products are products issued by us or our affiliates. Sales


C-PPA- 56
representatives must meet a minimum level of sales of proprietary products in order to be eligible for the cash compensation and in order to maintain employment with us. Managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.



Sales representatives and their managers are also eligible for various non-cash compensation programs that we offer such as conferences, trips, prizes, and awards. Other payments may be made for other services that do not directly involve the sale of products. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. We also pay the business unit responsible for the operation of our distribution system.



The receipt of this cash compensation may provide sales representatives and their managers with an incentive to favor the sale of proprietary products.



We may also enter into preferred distribution arrangements with certain affiliated broker-dealers such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we may pay separate, additional compensation to the broker-dealer for services the broker-dealer provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Contracts.



We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, the American Funds Global Small Capitalization Portfolio and the American Funds Bond Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.



FINANCIAL STATEMENTS

The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in

                                                                       C-PPA- 57
reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

YOUR SPOUSE'S RIGHTS
If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED

ANNUITY OR INCOME ANNUITY
We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000 (except for the unallocated Keogh Deferred Annuity). We may only cancel the unallocated Keogh Deferred Annuity if we do not receive any purchase payments for you for 12 consecutive months and your Account Balance is less than $15,000. We will only do so to the extent allowed by law. Certain Deferred Annuities do not contain these cancellation provisions.

If we do cancel your Deferred Annuity issued in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

INCOME TAXES

--------------------------------------------------------------------------------

Simply stated, Federal income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.

--------------------------------------------------------------------------------


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly and to different interpretation. Consult your own tax adviser about your circumstances, any recent tax developments, and the effect of state income taxation.



The SAI may have additional tax information. You should also reference the "Premium and Other Taxes" section of this Prospectus and/or the SAI.


C-PPA- 58

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, or income payments under your Deferred/Income Annuity satisfy applicable tax law.



Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.



MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.



To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.



The rules for state and local income taxes may be different from the Federal income tax rules. Purchasers and prospective buyers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.



We are not responsible for determining if your employer's plan arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).



If the annuity is subject to the Retirement Equity Act because it is part of a plan subject to ERISA, the participant's spouse has certain rights that may be waived with the written consent of the spouse. Consult your tax advisor.



FEDERAL ESTATE TAXES: While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX: The Code and certain state and local tax laws may impose a liability for certain interests in or payments made to certain beneficiaries and payees ("skip persons")


                                                                       C-PPA- 59
under an annuity contract. The Code generally imposes a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, a family member two or more generations younger than the contract owner. Transfers to, or death benefits paid to a non-family member who is 37 1/2 years younger than the contract owner may also trigger such taxes. We may, if required under the Code or other applicable law, reduce the payments made to a skip person to pay the generation skipping tax or similar tax liability. Consult a tax advisor or attorney prior to naming a beneficiary or other payee under the Income Annuity to determine whether this tax may apply.


GENERAL

Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code. All IRAs receive tax deferral under the Code.



IRAs and qualified plans, including Keogh plans, receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA or qualified plan with an annuity, it does provide you additional insurance benefits such as availability of a guaranteed income for life.



Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral. Under current Federal income tax, portion of distributions under variable annuity contracts and qualified plans (including IRAs) is subject to ordinary income tax and is not eligible for the reduced maximum tax rate (15%) currently applicable to long term capital gains and qualifying dividends.



The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:



* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;



*  adding "catch-up" contributions for taxpayers age 50 and above; and



*  adding enhanced portability features.



You should consult your tax adviser regarding these changes.



Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010. Additionally not all states and tax jurisdictions may have adopted the increased contribution limits or other of these changes. You should consult your tax adviser regarding these changes.


C-PPA- 60

SEPARATE ACCOUNT CHARGES



It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



WITHDRAWALS


Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

*  annuity you purchase (e.g., Non-Qualified or IRA), and

*  pay-out option you elect.


Withdrawals (other than tax-free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs or eligible retirement plan.



For IRAs, if your purchase payment consists of both deductible and non-deductible amounts, the portion of the withdrawal attributable to non-deductible contributions is considered is a non-taxable return of principal. You must keep track of which contributions were deductible and which were not, and make annual reports to the Internal Revenue Service (the "IRS") if non-deductible contributions were made. In general where you have contributed any after-tax money to a Traditional IRA, the portion of a withdrawal or income payment that is considered to be a non taxable return of principal is determined by applying the ratio of the total remaining purchase payments to all your Traditional IRAs to the aggregate value of all your Traditional IRAs. See IRS form 8606 for details.



We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Minimum distribution requirements also apply to the Deferred Annuities. These are described separately later in this section.


                                                                       C-PPA- 61

WITHDRAWALS BEFORE AGE 59 1/2


If you receive a taxable distribution from your Contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.



As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:



                                           Type of Contract
                                  -----------------------------------
                                                  Trad.
                                                 IRA/SEP       401(a)
                                                  SIMPLE       Keogh
                                    Non-           IRA*        403(a)
                                  Qualified      Roth IRA       457
                                  ---------      --------      ------
In a series of substantially
equal payments made annually
(or more frequently) for
life or life expectancy
(SEPP)                                x             x            x(1)
After you die                         x             x            x
After you become totally
disabled (as defined in the
Code)                                 x             x            x
To pay deductible medical
expenses                                            x            x
To pay medical insurance
premiums if you are
unemployed                                          x
To pay for qualified higher
education expenses, or                              x
For qualified first time
home purchases up to $10,000                        x
After December 31, 1999 for
IRS levies                                          x            x
After separation from
service if you are over age
55 at time of separation                                         x
Under certain income
annuities providing for
substantially equal payments
over the "pay-out" period             x



  * For SIMPLE IRAs the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.



  (1) You must also be separated from service.



SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)



If you are considering purchasing the Income Annuity or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether your variable income payments will satisfy the SEPP exception.



If you have not attained age 59 1/2 at the time of purchase or on the date that income payments commence and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of the withdrawal option prior to the later of (a) your attaining age 59 1/2 or (b) five years after


C-PPA- 62
income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if you are under age 59 1/2 when such payments are received, any future payments you receive will generally be subject to the 10% penalty tax. Consult your tax adviser.



You should consult your tax advisor prior to making any reallocations if you were under age 59 1/2 at the time income payments began or have been receiving income payments for less than five years.



It is unclear whether the income payments under the Income Annuity satisfy certain of the other exceptions to the penalty tax. Accordingly, if you have not reached age 59 1/2, and you intend to use the Income Annuity to meet one or more of the exceptions, you should consult a tax advisor prior to purchasing the Income Annuity.


NON-QUALIFIED ANNUITIES


The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



Under Section 1035 of the Code, your Non-Qualified Contract may be exchanged for another non-qualified annuity without paying income taxes if certain requirements are met and income payments have not yet commenced. Code Section 1035 provides that no gain or loss is recognized when an annuity contract or a portion of an existing annuity account balance is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange (or a portion thereof) could result in your investment becoming subject to higher or lower fees and/or expenses.



For partial exchanges under Section 1035, the IRS may require aggregation of the several contracts if distributions have been taken from any of the contracts after the exchange within a certain period of time (e.g. 24 months) resulting in greater taxable income and adverse


                                                                       C-PPA- 63
tax consequences such as imposition of the 10% penalty if the taxpayer has not attained age 59 1/2 at the time of the distribution(s).



Additionally, consolidation of contracts under a Section 1035 exchange will cause an aggregation of contract values and may adversely affect gain reported and possible imposition of the 10% penalty if the taxpayer is under age 59 1/2 at the time of distribution from a consolidated contract.



Where otherwise permitted under the Deferred Annuity, pledges, direct or indirect borrowing against the value of the Contract and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses or between ex-spouses which are considered incident to divorce as defined by the Code.



Consult your tax advisor prior to changing the annuitant or prior to changing the date you have determined to commence income payments, if permitted under the terms of your contract, as it is conceivable the IRS could consider such actions to be a taxable exchange of annuity contracts.


--------------------------------------------------------------------------------
 After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.
--------------------------------------------------------------------------------



Purchase payments to Non-Qualified Contracts are on an "after-tax" basis, so when you receive a distribution as a withdrawal or as a periodic annuity payment, you will only pay income taxes on the amount that is considered earnings.



Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.



We will withhold amounts from withdrawals or income payments as required under the Code unless you properly elect out of withholding.



Where otherwise permitted under the Deferred Annuity, pledges, direct or indirect borrowing against the value of the Contract and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses or between ex-spouses which are considered incident to divorce as defined by the Code.



When a non-natural person (e.g., a corporation) owns a Non-Qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus will lose the benefit of tax deferral. In such cases, the gain in the Contract each year will generally be taxable as ordinary income to the owner and will not qualify for any reduced tax rate or tax treatment that may apply to capital gains or dividends. However, an annuity owned by a non-natural person (such as a trust) as agent for an individual will be treated as an annuity for tax purposes.


C-PPA- 64

Certain income annuities under Section 72(u)(4) of the Code purchased with a single payment and providing substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person. It is unclear under current tax law whether your income annuity will satisfy this test. Other exceptions to the general rule for holders who are not individuals could also apply under the Code. Accordingly, non-natural persons should consult with their own tax advisors prior to purchase; and prior to the transfer of any amounts between investment divisions or between an investment option and the fixed income option, where these options and benefits are otherwise made available after the income annuity starting date.



In situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for federal Income tax purposes, the non-natural owner may have a limited ability to deduct interest payments or in the case of an insurance company certain reserve deductions may be reduced.



DIVERSIFICATION



In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contract. Consult your independent tax advisor prior to purchase.



INVESTOR CONTROL AND OWNERSHIP OF INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Contract.


                                                                       C-PPA- 65

CHANGES TO TAX RULES AND INTERPRETATIONS


Changes in applicable tax rules and interpretations can adversely affect the tax treatment received by your annuity. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:



* Possible taxation of transfers/reallocations between investment divisions and/or transfers/reallocations from/between an investment division to/and a fixed option.



* Possible taxation as if you were the owner of your portion of the Separate Account's assets.



* Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.



We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract owners in the investment divisions from adverse tax consequences.


PURCHASE PAYMENTS

Although the Code does not limit the total amount of your purchase payments, your Contract may have a limit.

PARTIAL AND FULL WITHDRAWALS


Any withdrawal is generally treated as coming first from earnings (determined based on the difference between the account balance prior to any surrender charges and the remaining basis, immediately prior to the withdrawal) and only after all earnings are paid out from your contributions (and thus a nontaxable return of principal). However, this rule does not apply to payments made under income annuities. Such payments are subject to an "exclusion ratio" or "excludable amount," which determines how much of each payment is a non-taxable return of your contributions/purchase payments and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions/purchase payments equals the amount of such contributions/purchase payments, all remaining payments are fully taxable.



Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified Annuity, the Code treats such a withdrawal as:



*  First coming from earnings (and thus subject to income tax); and



*  Then from your purchase payments (which are not subject to income tax).



This rule does not apply to payments made pursuant to an income pay-out option under your Contract.


C-PPA- 66

In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payments and then from a taxable payment of earnings. In the event the proceeds on full surrender of your Contract are less than remaining purchase payments you may be able to claim a loss: consult a tax advisor as to whether a loss is allowable, the character of such loss and where to claim it in your Federal Income Tax return.


INCOME ANNUITY PAYMENTS


Generally, different tax rules apply to payments made pursuant to an Income Annuity or pay-out option under your Deferred Annuity than to withdrawals and payments received before the annuity starting date.



Income payments are subject to an "excludable amount" or "exclusion ratio," which determines how much of each payment is treated as:



*  A non-taxable return of your purchase payment; and



*  A taxable payment of earnings.



Partial Annuitizations (if available with your Contract): Currently, we will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (i.e. taking an income annuity) as a taxable withdrawal for federal income tax purposes which may also be subject to the 10% penalty tax (if you are under age 59 1/2). We will then treat the remaining amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received for that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments.



Income payments and amounts received on the exercise of a full or partial withdrawal option under your Non-Qualified Income Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.



Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or
(b) five years after income payments commence will generally invalidate the exception and subject you to income tax, additional penalties and interest.



The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/reallocations are permitted between investment divisions or


                                                                       C-PPA- 67
from an investment division into/and a fixed income option after the annuity starting date.



We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



These rules also apply to income payments made to your beneficiary as a death benefit. However, under a life contingent income annuity, payments in the nature of a refund of premium made after your death may generally be excluded from the recipient's income until the remaining basis has been fully recovered. Thereafter, all amounts paid are fully includible in income.



Under the Code, withdrawals or income payments from non-qualified annuities need not be made by a particular age but, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).



If you die before the purchase payment is returned, the unreturned amount may be deductible on your final tax return or deductible by your beneficiary if income payments continue after your death or a lump sum is paid to your estate or your beneficiary.



If the amount of income payments received in any calendar year is less than the excludable amount applicable to that year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to ratably apply this excess in order to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such an election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.


C-PPA- 68

AFTER DEATH & DEATH BENEFITS



The death benefit under an annuity is generally taxable to the beneficiary or other payee, such as your estate, in the same manner as distributions made to the contract owner using the rules for withdrawals or income payments, whichever is applicable.



If you die before the annuity starting date, as defined under the income tax regulations, payment of your entire interest in the Contract must be made within five years of the date of your death or


--------------------------------------------------------------------------------

If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner he or she may elect to continue as "owner" of the Contract.

--------------------------------------------------------------------------------



payments must begin under a pay-out option allowed by the Code to your designated beneficiary (beginning within one year of the date of your death. Alternatively, where permitted under the Contract, a spousal beneficiary may continue the contract as his or her own.



After your death, if your designated beneficiary does not timely elect in accordance with our procedures a method for the payment of the death benefit complying with the Code, the remaining interest in the Contract will be paid out in a lump sum. In all such cases, payments will be made within five years of the date of your death.



If you die on or after the annuity starting date as defined under Treasury Regulations, payments must continue to be made at least as rapidly as under the income type being used as of the date of your death.



If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or deductible by either your beneficiary, if income payments continue after your death, or by your estate or your beneficiary if paid in a lump sum.



In the case of joint owners, the above rules will be applied on the death of any contract owner.



When the contract owner is not a natural person, these rules will be triggered on the death or change of any annuitant.


INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRAS AND ROTH IRAS]

--------------------------------------------------------------------------------

For individuals under 50, your total annual contributions to all your Traditional and Roth IRAs for 2006 may not exceed the lesser of $4,000 or 100% of your "compensation" as defined by the Code.

--------------------------------------------------------------------------------


GENERAL


Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Deductible or pre-tax purchase payments will be taxable when distributed from the Contract.



Your total annual contributions to all your Traditional and Roth IRAs may not exceed the lesser of 100% of your "compensation" as defined by the Code, or the deductible amount each year ($4,000 for 2006 for individuals under age 50).


                                                                       C-PPA- 69

* Your annuity is for the exclusive benefit of you and your designated beneficiary. It is not forfeitable and you may not transfer, assign or pledge it to someone else.



* You can transfer your IRA proceeds to the same type of IRA (e.g., Traditional IRA under Section 408(a) or (b) to another Traditional IRA account or annuity) or certain eligible retirement plans of an employer, without incurring Federal income taxes if certain conditions are satisfied.



* You can rollover proceeds from a SIMPLE IRA to another IRA after participating in the SIMPLE for at least two years.



* IRA contracts may not invest in life insurance. The Deferred Annuity offers death benefits that in some cases may exceed the greater of the purchase payments or the Account Balance; which could conceivably be characterized as life insurance (see below).



* The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency.



The Contract may provide death benefits that could exceed the greater of premiums paid or the Account Balance. The final required minimum distribution income tax regulations generally treat such benefit as part of the annuity contract and not as life insurance and require the value of such benefit to be included in the participant's interest that is subject to the required minimum distribution rules (see below).



A contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.



The IRS has approved the form of the Traditional IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA contract issued to you may differ from the form of the Traditional IRA approved by the IRS because of several factors such as different riders and state insurance department requirements.



The Roth IRA endorsement is based on the IRA Model Roth IRA Contract Form 5305-RB (Rev 3-02).

TRADITIONAL IRA ANNUITIES

--------------------------------------------------------------------------------
                    In some cases, your purchase payments may be tax deductible.
--------------------------------------------------------------------------------


PURCHASE PAYMENTS


Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.



There are different annual purchase payments limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.


C-PPA- 70

Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.



Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the Contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax.



Minimum distribution requirements also apply to the Deferred Annuities. These are described separately later in this section.



* Except for permissible rollovers and direct transfers, or permissible contributions under the Code made in accordance with an employer's SEP plan, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($4,000 for tax years 2006-2007). This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.



* Beginning in 2006, individuals age 50 or older can make an additional "catch-up" contribution of $1,000 per year assuming you have sufficient compensation.



* Purchase payments in excess of permitted amounts may be subject to a penalty tax.



* Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2 (does not apply to Roth IRAs or to Simple IRAs).



* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions). See more detailed discussion below.



Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns.



For 2006, if you are an "active participant" in another retirement plan and if your adjusted gross income is $50,000 or less ($75,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $60,000 ($85,000 for married couples filing jointly,


                                                                       C-PPA- 71

$10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the non-active participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.



WITHDRAWALS AND INCOME PAYMENTS



Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.



When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:



*  annuity you purchase (e.g., Non-Qualified or IRA); and



*  pay-out option you elect



Withdrawals (other than tax-free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.



We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



For IRAs, if your purchase payment consists of both deductible and non-deductible amounts, the portion of the withdrawal attributable to non-deductible contributions is considered is a non-taxable return of principal. You must keep track of which contributions were deductible and which were not, and make annual reports to the IRS if non-deductible contributions were made. In general where you have contributed any after-tax money to a Traditional IRA, the portion of a withdrawal or income payment that is considered to be a non taxable return of principal is determined by applying the ratio of the total remaining purchase payments to all your Traditional IRAs to the aggregate value of all your Traditional IRAs. See IRS form 8606 for details.


C-PPA- 72

MINIMUM DISTRIBUTION REQUIREMENTS


Generally, for Traditional IRAs and Qualified Plans, you must begin receiving distributions by April 1 of the calendar year following the year in which you reach age 70 1/2.



Complex rules apply to the determination of the amount of distributions which must be taken over your lifetime or as required distributions after your death. A tax penalty of 50% applies to withdrawals which should have been taken but were not. These rules limit the income payment types available under a qualified contract and the guaranteed period over which income payments can be made (if such a period is selected). A tax penalty of 50% applies to distributions which should have been taken but were not.



In general, proposed regulations issued in 2002 and finalized in 2004 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is broadly defined to include changes in the assumed interest rate such as those produced by the specified interest rate under the Income Annuity. Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to partial withdrawal under certain circumstances.



If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Additionally, under the required minimum distribution regulations, if you purchase a life contingent annuity with a guarantee period, such guarantee period may also be limited to a shorter period than the joint and last survivor life expectancy of you and your designated beneficiary, even when such individual is your spouse. Consult your tax advisor.



Final income tax regulations regarding minimum distribution requirements were released in 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.


                                                                       C-PPA- 73

--------------------------------------------------------------------------------

You may combine the money required to be withdrawn from each of your Traditional
                     IRAs and withdraw this amount from any one or more of them.
--------------------------------------------------------------------------------



AFTER DEATH



The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable). Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.



If the sole beneficiary is your spouse he or she may continue the IRA Annuity as owner. Your spouse beneficiary may also be able to rollover the proceeds into another Traditional IRA or into another eligible retirement plan in which he or she participates as permitted under the tax law.


--------------------------------------------------------------------------------


 If your spouse is your sole beneficiary and if your IRA Contract permits, he or she may elect to continue as "owner" of the Contract.

--------------------------------------------------------------------------------



If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of income payments until December 31 of the year in which you would have reached age 70 1/2.



If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).


ROTH IRA ANNUITIES


GENERAL



Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.



PURCHASE PAYMENTS



Roth IRA purchase payments for individuals under age 50 are nondeductible and are limited to the lesser of 100% of compensation or the deductible amount under the Code ($4,000 for tax years 2006-2007), including contributions to all your Traditional and Roth IRAs. This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). In 2006 individuals age 50 or older can make an additional "catch-up" purchase payment of $1,000 a year (assuming the individual has sufficient compensation).



You may contribute up to the annual purchase payment limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your income is between:



       STATUS                          INCOME
     ----------
                                    -----------
     Individual                  $95,000--$110,000
   Married filing
        jointly                  $150,000--$160,000
   Married filing
      separately                    $0--$10,000



     -- Annual purchase payment limits do not apply to a rollover or trustee-to-trustee transfer from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.


C-PPA- 74

     --   You can contribute to a Roth IRA after age 70 1/2.



     -- If you exceed the purchase payment limits you may be subject to a tax penalty.



     -- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).



     -- If you are an active participant in a retirement plan of an employer, your contributions may be limited.



WITHDRAWALS



Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:



*  The withdrawal is made:



     -- At least five taxable years after your first purchase payment to a Roth IRA, and



*  The withdrawal is made:



     --   On or after the date you reach age 59 1/2;



     --   Upon your death or disability; or



     --   For a qualified first-time home purchase (up to $10,000).



Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See chart above. Consult your tax advisor to determine if an exception applies.



Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.



The order in which money is withdrawn from a Roth IRA is as follows: (All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)



* The first money withdrawn is from any annual (non-conversion/ rollover) contributions to the Roth IRA. These are received tax and penalty free.



* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.


                                                                       C-PPA- 75

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.



* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.



CONVERSION



You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.



Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)



Unless you elect otherwise, amounts you convert from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.



Note: new IRS guidance requires that in the case of a redesignation of a Traditional IRA into a Roth IRA under the same Contract, the amount that is treated as a taxable distribution is the entire value of the contract, in addition to the account balance. The method(s) under which this value must be determined has not been finalized by the IRS. However, interim guidance has been issued which provides the Issuer may use a method similar to that used in determining the required minimum distribution (but without certain exceptions and assumptions being permitted). Additionally, issuers are required to increase the value subject to tax in the year of the redesignation by any front loads or non-recurring charges (this could include contractual withdrawal charges) imposed in the 12 months prior to the conversion. If your Contract permits such redesignation, consult your tax advisor prior to redesignating your Traditional IRA to a Roth.



If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.



In general, a taxpayer may be permitted to revoke or recharacterize a previous conversion from a Traditional IRA to a Roth IRA provided that certain conditions are met. Consult your tax advisor and the instructions to IRS Form 8606 which indicates how and when the recharacterization must be made to be valid and how amounts should


C-PPA- 76
be reported. The income tax regulations also impose a waiting period to make a reconversion after such a reversal or recharacterization.



REQUIRED DISTRIBUTIONS



Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs, however, in general, the same rules with respect to minimum distributions after your death under Traditional IRAs also apply to Roth IRAs. Note that if payments under a Roth Income Annuity have begun prior to your death the remaining interest in the Contract must be paid to your designated beneficiary by the end of the 5th or over a period no longer than the beneficiary's remaining life expectancy at the time you die.



KEOGH ANNUITIES



GENERAL



Code Section 401(a) pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under IRAs. However, there may be some differences: consult your tax adviser.


PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances, "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are annual purchase payment limits for these annuities under the Code. Purchase payments in excess of these limits may result in adverse tax consequences.

Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

PARTIAL AND FULL WITHDRAWALS

If certain requirements are met, you may be able to transfer amounts in your Contract to another eligible retirement plan or IRA.


Because your purchase payments are generally on a before-tax basis, you pay income taxes on the full amount of money you withdraw as well as income earned under the Contract. Withdrawals attributable to any after-tax contributions are not subject to income tax, depending on your plan, however, this portion is generally determined based


                                                                       C-PPA- 77
upon the ratio of all non-deductible purchase payments to the total value of your plan benefit or account balance.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS



For Keogh Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.


MINIMUM DISTRIBUTION REQUIREMENTS

Generally, for plans or arrangements other than IRAs, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*  The year you turn age 70 1/2 or

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and Contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals, which should have been taken but were not.


In general, proposed regulations issued in 2002 and finalized in 2004 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is the "difference between actuarial assumptions used in pricing and actual experience with respect to those assumptions; or differences between actuarial assumptions used in pricing when the annuity was purchased and actuarial assumptions used in pricing at the time the actuarial gain is determined." Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.


If you intend to receive your minimum distributions which is payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor before selecting a pay-out option.

advisor prior to purchasing the Income Annuity in connection with a defined benefit plan.

C-PPA- 78

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request.



AFTER DEATH



The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).



If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by the December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.


MANDATORY 20% WITHHOLDING

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your "eligible rollover distribution" to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any amount you receive from your Contract. However, it does not include distributions that are:

*  A series of substantially equal periodic payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*  To satisfy minimum distribution requirements

*  Certain withdrawals on account of financial hardship

Other exceptions to the definition of "eligible rollover distributions" may exist.

                                                                       C-PPA- 79

For taxable withdrawals that are not "eligible rollover distributions" the Code requires different withholding rules which are determined at the time of payment. You may elect out of these withholding requirements.


Generally, income payments made on or after the required beginning date (as previously discussed in "Minimum Distribution Requirements") are not eligible rollover distributions. Additionally, payments under certain types of income annuities are not treated as eligible rollover distributions. We or your qualified plan administrator will notify you (or your spousal beneficiary) if an income payment or death benefit is an eligible rollover distribution.



OTHER TAX CONSIDERATIONS



ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate (unless a lower treaty rate applies). In addition, purchasers may be subject to state and/or municipal taxes as well as taxes that may be imposed by the tax authority of the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation (income and otherwise) with respect to an annuity contract purchase.



HURRICANE RELIEF



DISTRIBUTIONS



Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under Section 72(t).



To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross


C-PPA- 80
income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.



LOANS



Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals affected by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year.
Note: for purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.



LEGAL PROCEEDINGS



In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.


                                                                       C-PPA- 81

APPENDIX A


PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by the jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                         Keogh, 401(a),
                                         401(k), and
                         IRA Deferred    403(a)              Non-Qualified
                         and Income      Deferred and        Deferred and
                         Annuities(1)    Income Annuities    Income Annuities
 California..........    0.5%(2)         0.5%                2.35%
 Maine...............    --              --                  2.0%
 Nevada..............    --              --                  3.5%
 Puerto Rico(3)......    3.0%            3.0%                3.0%
 South Dakota........    --              --                  1.25%
 West Virginia.......    1.0%            1.0%                1.0%
 Wyoming.............    --              --                  1.0%


----------------

1 PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."

2 WITH RESPECT TO DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING REQUIREMENTS OF SEC.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.


3  NEW TAX RATE EFFECTIVE JANUARY 1, 2006.


C-PPA- 82

APPENDIX B


ACCUMULATION UNIT VALUES (IN DOLLARS)

    This table shows fluctuations in the Accumulation Unit Value for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF UNITS
                                                                                       OUTSTANDING AT
                                                       UNIT VALUE AT     UNIT VALUE AT   END OF YEAR
FUND NAME                                       YEAR BEGINNING OF YEAR    END OF YEAR  (IN THOUSANDS)
------------------------------------------------------------------------------------------------------

American Funds Global Small Capitalization
  Division(e).................................. 2001      $ 15.08           $ 13.77             2
                                                2002        13.77             11.04             3
                                                2003        11.04             16.80            23
                                                2004        16.80             20.11            27
                                                2005        20.11             24.98            49

American Funds Growth Division(e).............. 2001       145.96            124.55             2
                                                2002       124.55             93.21             3
                                                2003        93.21            126.32            17
                                                2004       126.32            140.76             8
                                                2005       140.76            162.02            10

American Funds Growth-Income Division(e)....... 2001        95.64             92.64             1
                                                2002        92.64             74.93             4
                                                2003        74.93             98.30            13
                                                2004        98.30            107.47             6
                                                2005       107.47            112.67             7

BlackRock Aggressive Growth Division........... 1996        33.72             35.98           341
                                                1997        35.98             38.02           340
                                                1998        38.02             42.82           321
                                                1999        42.82             56.51           265
                                                2000        56.51             51.71           266
                                                2001        51.71             39.05           238
                                                2002        39.05             27.57           227
                                                2003        27.57             38.45           413
                                                2004        38.45             43.03           198
                                                2005        43.03             47.18           173


                                                                       C-PPA- 83

ACCUMULATION UNIT VALUES (IN DOLLARS)



------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF UNITS
                                                                                       OUTSTANDING AT
                                                       UNIT VALUE AT     UNIT VALUE AT   END OF YEAR
FUND NAME                                       YEAR BEGINNING OF YEAR    END OF YEAR  (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
BlackRock Bond Income Division(c).............. 1996      $ 29.35           $ 30.12           128
                                                1997        30.12             32.77           139
                                                1998        32.77             35.51           161
                                                1999        35.51             34.37           114
                                                2000        34.37             37.87           106
                                                2001        37.87             40.64            98
                                                2002        40.64             43.61           100
                                                2003        43.61             45.72           127
                                                2004        45.72             47.30            74
                                                2005        47.30             47.99            67

BlackRock Diversified Division................. 1996        24.78             28.10           371
                                                1997        28.10             33.57           390
                                                1998        33.57             39.79           415
                                                1999        39.79             42.84           365
                                                2000        42.84             42.88           354
                                                2001        42.88             39.79           295
                                                2002        39.79             33.95           278
                                                2003        33.95             40.54           403
                                                2004        40.54             43.58           241
                                                2005        43.58             44.49           211

BlackRock Investment Trust Division............ 1996        38.99             47.18           402
                                                1997        47.18             60.00           443
                                                1998        60.00             76.18           445
                                                1999        76.18             89.40           399
                                                2000        89.40             83.10           396
                                                2001        83.10             68.31           327
                                                2002        68.31             49.99           309
                                                2003        49.99             64.49           464
                                                2004        64.49             70.82           258
                                                2005        70.82             72.67           236

BlackRock Large Cap Value Division(k).......... 2004        10.81             11.18             4
                                                2005        11.18             11.74             4

BlackRock Legacy Large Cap Growth
  Division(k).................................. 2004        10.08             11.10            --
                                                2005        11.10             11.76             0


C-PPA- 84

ACCUMULATION UNIT VALUES (IN DOLLARS)



------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF UNITS
                                                                                       OUTSTANDING AT
                                                       UNIT VALUE AT     UNIT VALUE AT   END OF YEAR
FUND NAME                                       YEAR BEGINNING OF YEAR    END OF YEAR  (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
BlackRock Strategic Value Division(a).......... 2000      $ 10.00           $ 12.26            30
                                                2001        12.26             14.09            91
                                                2002        14.09             10.98           122
                                                2003        10.98             16.33           184
                                                2004        16.33             18.66           109
                                                2005        18.66             19.25            89

Davis Venture Value Division(a)................ 2000        30.70             31.35             4
                                                2001        31.35             27.59            17
                                                2002        27.59             22.86            19
                                                2003        22.86             29.64            35
                                                2004        29.64             32.99            21
                                                2005        32.99             36.04            26

FI International Stock Division................ 1996        14.38             13.99           368
                                                1997        13.99             13.53           324
                                                1998        13.53             16.43           318
                                                1999        16.43             18.95           272
                                                2000        18.95             16.88           284
                                                2001        16.88             13.27           262
                                                2002        13.27             10.85           228
                                                2003        10.85             13.76           328
                                                2004        13.76             16.11           201
                                                2005        16.11             18.83           189

FI Mid Cap Opportunities Division(b)(j)........ 1997        10.00             12.72            54
                                                1998        12.72             17.28           100
                                                1999        17.28             38.17           239
                                                2000        38.17             26.00           294
                                                2001        26.00             16.14           211
                                                2002        16.14             11.35           177
                                                2003        11.35             15.13           539
                                                2004        15.13             17.57           148
                                                2005        17.57             18.61           121

FI Value Leaders Division(k)................... 2004        10.09             11.43            --
                                                2005        11.43             12.53             3


                                                                       C-PPA- 85

ACCUMULATION UNIT VALUES (IN DOLLARS)



------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF UNITS
                                                                                       OUTSTANDING AT
                                                       UNIT VALUE AT     UNIT VALUE AT   END OF YEAR
FUND NAME                                       YEAR BEGINNING OF YEAR    END OF YEAR  (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Franklin Templeton Small Cap Growth
  Division(e).................................. 2001      $ 10.00           $  8.82             7
                                                2002         8.82              6.30            15
                                                2003         6.30              9.05            24
                                                2004         9.05              9.99            12
                                                2005         9.99             10.36            11

Harris Oakmark Focused Value Division(e)....... 2001        24.53             27.50            24
                                                2002        27.50             24.83            33
                                                2003        24.83             32.63            56
                                                2004        32.63             35.53            27
                                                2005        35.53             38.71            27

Harris Oakmark International Division(k)....... 2004        10.03             11.69            14
                                                2005        11.69             13.26            30

Harris Oakmark Large Cap Value Division(d)..... 1998        10.00              9.71             2
                                                1999         9.71              8.96            15
                                                2000         8.96              9.98            12
                                                2001         9.98             11.70           100
                                                2002        11.70              9.95            92
                                                2003         9.95             12.37           152
                                                2004        12.37             13.65            82
                                                2005        13.65             13.33            70

Janus Aggressive Growth Division(e)(h)......... 2001        10.03              7.79             8
                                                2002         7.79              5.36            11
                                                2003         5.36              6.87            40
                                                2004         6.87              7.41            19
                                                2005         7.41              8.36            21

Jennison Growth Division(a)(i)................. 2000         9.82              7.25             5
                                                2001         7.25              4.97            36
                                                2002         4.97              3.50            22
                                                2003         3.50              4.36           106
                                                2004         4.36              4.53            16
                                                2005         4.53              5.06            22

Lazard Mid-Cap Division(k)..................... 2004        10.10             10.95             7
                                                2005        10.95             11.76             6


C-PPA- 86

ACCUMULATION UNIT VALUES (IN DOLLARS)



------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF UNITS
                                                                                       OUTSTANDING AT
                                                       UNIT VALUE AT     UNIT VALUE AT   END OF YEAR
FUND NAME                                       YEAR BEGINNING OF YEAR    END OF YEAR  (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Legg Mason Value Equity Division(l)............ 2001      $  9.45           $  8.41             2
                                                2002         8.41              6.65             3
                                                2003         6.65              8.03             7
                                                2004         8.03              8.85             6
                                                2005         8.85              9.41             4

Lehman Brothers(R) Aggregate Bond
  Division(d).................................. 1998        10.00             10.12            11
                                                1999        10.12              9.89            61
                                                2000         9.89             10.91            65
                                                2001        10.91             11.61           134
                                                2002        11.61             12.68           131
                                                2003        12.68             13.02           164
                                                2004        13.02             13.42           122
                                                2005        13.42             13.57            89

Loomis Sayles Small Cap Division(a)............ 2000        26.26             26.03             3
                                                2001        26.03             23.51             7
                                                2002        23.51             18.27             5
                                                2003        18.27             24.70            11
                                                2004        24.70             28.47             8
                                                2005        28.47             30.16             7

Lord Abbett Bond Debenture Division(b)(f)...... 1997        10.00             10.53            15
                                                1998        10.53              9.65            33
                                                1999         9.65             11.26            35
                                                2000        11.26             11.05            33
                                                2001        11.05             10.80            38
                                                2002        10.80             10.83            19
                                                2003        10.83             12.83            41
                                                2004        12.83             13.78            19
                                                2005        13.78             13.90            17

Met/AIM Small Cap Growth Division(k)........... 2004        10.09             10.85            --
                                                2005        10.85             11.68             0


                                                                       C-PPA- 87

ACCUMULATION UNIT VALUES (IN DOLLARS)



------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF UNITS
                                                                                       OUTSTANDING AT
                                                       UNIT VALUE AT     UNIT VALUE AT   END OF YEAR
FUND NAME                                       YEAR BEGINNING OF YEAR    END OF YEAR  (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
MetLife Mid Cap Stock Index Division(a)........ 2000      $ 10.00           $ 10.63            20
                                                2001        10.63             10.41            63
                                                2002        10.41              8.77            96
                                                2003         8.77             11.73           114
                                                2004        11.73             13.48            80
                                                2005        13.48             14.99            69

MetLife Stock Index Division................... 1996        20.43             24.82           629
                                                1997        24.82             32.49           701
                                                1998        32.49             41.28           748
                                                1999        41.28             49.39           733
                                                2000        49.39             44.36           793
                                                2001        44.36             38.60           706
                                                2002        38.60             29.69           702
                                                2003        29.69             37.71         1,160
                                                2004        37.71             41.29           644
                                                2005        41.29             42.80           573

MFS Research International Division(e)......... 2001        10.00              8.74             1
                                                2002         8.74              7.66             2
                                                2003         7.66             10.04            12
                                                2004        10.04             11.90             3
                                                2005        11.90             13.77             5

MFS Total Return Division(k)................... 2004        33.30             36.38            --
                                                2005        36.38             37.16             1

Morgan Stanley EAFE(R) Index Division(d)....... 1998        10.00             10.79            13
                                                1999        10.79             13.35            50
                                                2000        13.35             11.31            63
                                                2001        11.31              8.77            78
                                                2002         8.77              7.24            80
                                                2003         7.24              9.87           145
                                                2004         9.87             11.70            70
                                                2005        11.70             13.13            75


C-PPA- 88

ACCUMULATION UNIT VALUES (IN DOLLARS)



------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF UNITS
                                                                                       OUTSTANDING AT
                                                       UNIT VALUE AT     UNIT VALUE AT   END OF YEAR
FUND NAME                                       YEAR BEGINNING OF YEAR    END OF YEAR  (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Neuberger Berman Mid Cap Value Division(d)..... 1998      $ 10.00           $ 10.72             5
                                                1999        10.72             12.50             8
                                                2000        12.50             15.88            33
                                                2001        15.88             15.33            41
                                                2002        15.33             13.73            76
                                                2003        13.73             18.57           116
                                                2004        18.57             22.60            90
                                                2005        22.60             25.14            84

Neuberger Berman Real Estate Division(k)....... 2004        10.00             12.89             2
                                                2005        12.89             14.51            15

Oppenheimer Capital Appreciation Division(m)... 2005         8.18              8.93             2

Oppenheimer Global Equity Division(b).......... 1997        10.00             10.87            62
                                                1998        10.87             12.49            88
                                                1999        12.49             15.49            64
                                                2000        15.49             15.09            64
                                                2001        15.09             12.55            50
                                                2002        12.55             10.44            39
                                                2003        10.44             13.49           115
                                                2004        13.49             15.55            36
                                                2005        15.55             17.91            32

PIMCO Total Return Division(e)................. 2001        10.00             10.56            11
                                                2002        10.56             11.47            49
                                                2003        11.47             11.87           119
                                                2004        11.87             12.38            49
                                                2005        12.38             12.56            57

RCM Global Technology Division(e).............. 2001        10.00              7.45             5
                                                2002         7.45              3.65            13
                                                2003         3.65              5.70            58
                                                2004         5.70              5.41            17
                                                2005         5.41              5.97            16


                                                                       C-PPA- 89

ACCUMULATION UNIT VALUES (IN DOLLARS)



------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF UNITS
                                                                                       OUTSTANDING AT
                                                       UNIT VALUE AT     UNIT VALUE AT   END OF YEAR
FUND NAME                                       YEAR BEGINNING OF YEAR    END OF YEAR  (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Division(d).............. 1998      $ 10.00           $ 10.53            16
                                                1999        10.53             12.80            37
                                                2000        12.80             12.20            59
                                                2001        12.20             12.19            48
                                                2002        12.19              9.60            51
                                                2003         9.60             13.90           141
                                                2004        13.90             16.21            69
                                                2005        16.21             16.78            62

T. Rowe Price Large Cap Growth Division(d)..... 1998        10.00             11.01             3
                                                1999        11.01             13.33            29
                                                2000        13.33             13.14            78
                                                2001        13.14             11.72            58
                                                2002        11.72              8.91            54
                                                2003         8.91             11.55           135
                                                2004        11.55             12.58            62
                                                2005        12.58             13.28            54

T. Rowe Price Mid-Cap Growth Division(e)....... 2001        10.00              8.44             5
                                                2002         8.44              4.68             5
                                                2003         4.68              6.36            52
                                                2004         6.36              7.44            32
                                                2005         7.44              8.47            36

T. Rowe Price Small Cap Growth Division(b)..... 1997        10.00             11.78            85
                                                1998        11.78             12.08            94
                                                1999        12.08             15.31            75
                                                2000        15.31             13.79           110
                                                2001        13.79             12.42            98
                                                2002        12.42              9.02           105
                                                2003         9.02             12.59           239
                                                2004        12.59             13.86            73
                                                2005        13.86             15.24            66

Western Asset Management Strategic Bond
  Opportunities Division(e).................... 2001        16.05             16.56             2
                                                2002        16.56             17.98             9
                                                2003        17.98             20.06            16
                                                2004        20.06             21.18            12
                                                2005        21.18             21.58            19


C-PPA- 90

ACCUMULATION UNIT VALUES (IN DOLLARS)



------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF UNITS
                                                                                       OUTSTANDING AT
                                                       UNIT VALUE AT     UNIT VALUE AT   END OF YEAR
FUND NAME                                       YEAR BEGINNING OF YEAR    END OF YEAR  (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Western Asset Management U.S. Government
  Division(e).................................. 2001      $ 14.83           $ 15.39            32
                                                2002        15.39             16.46            34
                                                2003        16.46             16.58            44
                                                2004        16.58             16.92            26
                                                2005        16.92             17.05            26

MetLife Aggressive Allocation Division(m)...... 2005         9.99             11.20             2

MetLife Conservative Allocation Division(m).... 2005         9.99             10.34            --

MetLife Conservative to Moderate Allocation
  Division(m).................................. 2005         9.99             10.57             0

MetLife Moderate Allocation Division(m)........ 2005         9.99             10.79             4

MetLife Moderate to Aggressive Allocation
  Division(m).................................. 2005         9.99             11.02             3


----------------

NOTES:


A  INCEPTION DATE: JULY 5, 2000.



B  INCEPTION DATE: MARCH 3, 1997.



C THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.



D  INCEPTION DATE: NOVEMBER 9, 1998.



E  INCEPTION DATE: MAY 1, 2001.



F THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.



G  INCEPTION DATE: MAY 1, 2002.



H THE ASSETS OF THE JANUS GROWTH DIVISION WERE MERGED INTO THE JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003 ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.



I THE ASSETS IN THIS INVESTMENT DIVISION WERE MERGED INTO JENNISON GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THIS INVESTMENT DIVISION IS NO LONGER AVAILABLE.



J THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF THE JANUS MID CAP DIVISION.



K  INCEPTION DATE: MAY 1, 2004.



L THE ASSETS OF THE MFS INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS INVESTORS TRUST DIVISION.



M  INCEPTION DATE: MAY 1, 2005.


                                                                       C-PPA- 91

APPENDIX C



PORTFOLIO LEGAL AND MARKETING NAMES



                                     LEGAL NAME OF
SERIES FUND/TRUST                   PORTFOLIO SERIES       MARKETING NAME
-------------------------------    ------------------    ------------------
AMERICAN FUNDS INSURANCE SERIES        Bond Fund           American Funds
                                                             Bond Fund
AMERICAN FUNDS INSURANCE SERIES       Global Small         American Funds
                                     Capitalization         Global Small
                                          Fund             Capitalization
                                                                Fund
AMERICAN FUNDS INSURANCE SERIES    Growth-Income Fund      American Funds
                                                         Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES       Growth Fund          American Funds
                                                            Growth Fund
METROPOLITAN SERIES FUND, INC.      FI International      FI International
                                    Stock Portfolio       Stock Portfolio
                                                             (Fidelity)
METROPOLITAN SERIES FUND, INC.        FI Large Cap          FI Large Cap
                                       Portfolio             Portfolio
                                                             (Fidelity)
METROPOLITAN SERIES FUND, INC.         FI Mid Cap            FI Mid Cap
                                     Opportunities         Opportunities
                                       Portfolio             Portfolio
                                                             (Fidelity)
METROPOLITAN SERIES FUND, INC.      FI Value Leaders      FI Value Leaders
                                       Portfolio             Portfolio
                                                             (Fidelity)


C-PPA- 92

APPENDIX D


TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION


                                                        PAGE
COVER PAGE...........................................     1

TABLE OF CONTENTS....................................     1

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........     2

SERVICES.............................................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES.........     2

EARLY WITHDRAWAL CHARGE..............................     3

EXPERIENCE FACTOR....................................     3

VARIABLE INCOME PAYMENTS.............................     4

INVESTMENT MANAGEMENT FEES...........................     7

ADVERTISEMENT OF THE SEPARATE ACCOUNT................    11

VOTING RIGHTS........................................    12

ERISA................................................    13

TAXES................................................    14

FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT.........   F-1

FINANCIAL STATEMENTS OF METLIFE......................   F-1


                                                                       C-PPA- 93

                           REQUEST FOR A STATEMENT OF

                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the appropriate address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

                                                              MAY 1, 2006


FINANCIAL FREEDOM ACCOUNT VARIABLE ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes group Financial Freedom Account contracts for deferred variable annuities ("Financial Freedom Deferred Annuities") and Financial Freedom immediate variable income annuities ("Financial Freedom Income Annuities"). This Prospectus also describes Enhanced Preference Plus Account Deferred Annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus Account Income Annuities ("Enhanced Income Annuities").
--------------------------------------------------------------------------------
Y ou decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Financial Freedom Deferred Annuity or
Financial Freedom Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding
Portfolios of the Metropolitan Series Fund, Inc.
("Metropolitan Fund"), Portfolios of the Calvert
Variable Series, Inc. ("Calvert Fund"), Portfolios of the Fidelity Variable Insurance Products Funds
("Fidelity VIP Funds"), Portfolios of the Met
Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series
("American Funds"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  FIDELITY MONEY MARKET                      LEGG MASON VALUE EQUITY
  WESTERN ASSET MANAGEMENT U.S. GOVERNMENT   METLIFE STOCK INDEX
  (FORMERLY SALOMON BROTHERS U.S.            AMERICAN FUNDS GLOBAL SMALL
  GOVERNMENT)                                CAPITALIZATION
  BLACKROCK BOND INCOME                      FI MID CAP OPPORTUNITIES
  AMERICAN FUNDS BOND                        LAZARD MID-CAP
  FIDELITY INVESTMENT GRADE BOND             (FORMERLY MET/AIM MID CAP CORE EQUITY)
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    METLIFE MID CAP STOCK INDEX
  PIMCO TOTAL RETURN                         FI INTERNATIONAL STOCK
  WESTERN ASSET MANAGEMENT STRATEGIC BOND    HARRIS OAKMARK INTERNATIONAL
  OPPORTUNITIES                              MFS(R) RESEARCH INTERNATIONAL
  (FORMERLY SALOMON BROTHERS STRATEGIC BOND  MORGAN STANLEY EAFE(R) INDEX
  OPPORTUNITIES)                             FIDELITY OVERSEAS
  LORD ABBETT BOND DEBENTURE                 BLACKROCK LEGACY LARGE CAP GROWTH
  PIMCO INFLATION PROTECTED BOND             FI LARGE CAP
  BLACKROCK DIVERSIFIED                      AMERICAN FUNDS GROWTH
  MFS(R) TOTAL RETURN                        FIDELITY GROWTH
  CALVERT SOCIAL BALANCED                    JANUS AGGRESSIVE GROWTH
  NEUBERGER BERMAN REAL ESTATE               JENNISON GROWTH
  HARRIS OAKMARK FOCUSED VALUE               OPPENHEIMER CAPITAL APPRECIATION
  BLACKROCK LARGE CAP VALUE                  T. ROWE PRICE LARGE CAP GROWTH
  DAVIS VENTURE VALUE                        LOOMIS SAYLES SMALL CAP
  FIDELITY EQUITY-INCOME                     RUSSELL 2000(R) INDEX
  FI VALUE LEADERS                           BLACKROCK AGGRESSIVE GROWTH
  HARRIS OAKMARK LARGE CAP VALUE             CALVERT SOCIAL MID CAP GROWTH
  NEUBERGER BERMAN MID CAP VALUE             T. ROWE PRICE MID-CAP GROWTH
  OPPENHEIMER GLOBAL EQUITY                  FRANKLIN TEMPLETON SMALL CAP GROWTH
  BLACKROCK STRATEGIC VALUE                  MET/AIM SMALL CAP GROWTH
  BLACKROCK INVESTMENT TRUST                 T. ROWE PRICE SMALL CAP GROWTH
  AMERICAN FUNDS GROWTH-INCOME               RCM GLOBAL TECHNOLOGY
  ASSET ALLOCATION PORTFOLIOS
  METLIFE CONSERVATIVE ALLOCATION            METLIFE MODERATE TO AGGRESSIVE
  METLIFE CONSERVATIVE TO MODERATE           ALLOCATION
  ALLOCATION                                 METLIFE AGGRESSIVE ALLOCATION
  METLIFE MODERATE ALLOCATION
  EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS
  CYCLICAL GROWTH ETF                        CYCLICAL GROWTH AND INCOME ETF


HOW TO LEARN MORE:


Before investing, read this Prospectus. The
Prospectus contains information about the Financial
Freedom Deferred Annuities, Financial Freedom Income
Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2006.
The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-126 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:


Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

                          [SNOOPY WITH BRIEFCASE GRAPHIC]

The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Calvert Fund, Fidelity VIP
Funds, Met Investors Fund and American Funds prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Financial Freedom Deferred Annuity or Financial
Freedom Income Annuity.

FINANCIAL FREEDOM
DEFERRED ANNUITIES
AVAILABLE:
     --  TSA
     --  403(a)
     --  Non-Qualified (for certain deferred arrangements and plans)

FINANCIAL FREEDOM
INCOME ANNUITIES
AVAILABLE:
     --  TSA
     --  403(a)
     --  Non-Qualified (for certain deferred arrangements and plans)


A WORD ABOUT
INVESTMENT RISK:

An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;
     --  federally insured or guaranteed; or
     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]

ENHANCED DEFERRED

ANNUITIES AVAILABLE:


     --  TSA


     --  403(a)


     --  PEDC


     --  Traditional IRA


     --  Non-Qualified

     --  Non-Qualified (for certain deferred arrangements or plans)


ENHANCED INCOME


ANNUITIES AVAILABLE:


     --  TSA


     --  403(a)


     --  PEDC


     --  Traditional IRA


     --  Non-Qualified

     --  Non-Qualified (for certain deferred arrangements or plans)


A WORD ABOUT

INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:


     --  a bank deposit or obligation;


     --  federally insured or guaranteed; or


     --  endorsed by any bank or other financial institution.


                                 [METLIFE LOGO]


                                                               MAY 1, 2006


ENHANCED PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY
CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes group Enhanced Preference Plus Account Contracts for deferred variable annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus immediate variable income annuities ("Enhanced Income Annuities"). This Prospectus also describes Financial Freedom Account Deferred Annuities ("Financial Freedom Deferred Annuities") and Financial Freedom Account Income Annuities ("Financial Freedom Income Annuities").
--------------------------------------------------------------------------------
You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Enhanced Deferred Annuity or Enhanced Income
Annuity. Your choices may include the Fixed Interest
Account (not described in this Prospectus) and investment divisions available through Metropolitan
Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan
Series Fund, Inc. ("Metropolitan Fund"), Portfolios of the Calvert Variable Series, Inc. ("Calvert Fund"),
Portfolios of the Fidelity Variable Insurance Products
Funds ("Fidelity VIP Funds"), Portfolios of the Met
Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series
("American Funds"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.


  WESTERN ASSET MANAGEMENT U.S. GOVERNMENT   METLIFE STOCK INDEX
  (FORMERLY, SALOMON BROTHERS U.S.           AMERICAN FUNDS GLOBAL SMALL
  GOVERNMENT)                                CAPITALIZATION
  BLACKROCK BOND INCOME                      FI MID CAP OPPORTUNITIES
  AMERICAN FUNDS BOND                        LAZARD MID-CAP (FORMERLY MET/AIM MID
  FIDELITY INVESTMENT GRADE BOND             CAP CORE EQUITY)
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    METLIFE MID CAP STOCK INDEX
  PIMCO TOTAL RETURN                         FI INTERNATIONAL STOCK
  WESTERN ASSET MANAGEMENT STRATEGIC BOND    HARRIS OAKMARK INTERNATIONAL
  OPPORTUNITIES (FORMERLY, SALOMON BROTHERS  MFS(R) RESEARCH INTERNATIONAL
  STRATEGIC BOND OPPORTUNITIES)              MORGAN STANLEY EAFE(R) INDEX
  LORD ABBETT BOND DEBENTURE                 FIDELITY OVERSEAS
  PIMCO INFLATION PROTECTED BOND             BLACKROCK LEGACY LARGE CAP GROWTH
  BLACKROCK DIVERSIFIED                      FI LARGE CAP
  MFS(R) TOTAL RETURN                        AMERICAN FUNDS GROWTH
  CALVERT SOCIAL BALANCED                    FIDELITY GROWTH
  NEUBERGER BERMAN REAL ESTATE               JANUS AGGRESSIVE GROWTH
  HARRIS OAKMARK FOCUSED VALUE               JENNISON GROWTH
  BLACKROCK LARGE CAP VALUE                  OPPENHEIMER CAPITAL APPRECIATION
  DAVIS VENTURE VALUE                        T. ROWE PRICE LARGE CAP GROWTH
  FIDELITY EQUITY-INCOME                     LOOMIS SAYLES SMALL CAP
  FI VALUE LEADERS                           RUSSELL 2000(R) INDEX
  HARRIS OAKMARK LARGE CAP VALUE             BLACKROCK AGGRESSIVE GROWTH
  NEUBERGER BERMAN MID CAP VALUE             CALVERT SOCIAL MID CAP GROWTH
  OPPENHEIMER GLOBAL EQUITY                  T. ROWE PRICE MID-CAP GROWTH
  BLACKROCK STRATEGIC VALUE                  FRANKLIN TEMPLETON SMALL CAP GROWTH
  BLACKROCK INVESTMENT TRUST                 MET/AIM SMALL CAP GROWTH
  AMERICAN FUNDS GROWTH-INCOME               T. ROWE PRICE SMALL CAP GROWTH
  LEGG MASON VALUE EQUITY                    RCM GLOBAL TECHNOLOGY
                             ASSET ALLOCATION PORTFOLIOS
  METLIFE CONSERVATIVE ALLOCATION            METLIFE MODERATE TO AGGRESSIVE
  METLIFE CONSERVATIVE TO MODERATE           ALLOCATION
  ALLOCATION                                 METLIFE AGGRESSIVE ALLOCATION
  METLIFE MODERATE ALLOCATION
                       EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS
  CYCLICAL GROWTH ETF                        CYCLICAL GROWTH AND INCOME ETF



HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Enhanced Deferred
Annuities, Enhanced Income Annuities and Metropolitan
Life Separate Account E which you should know before investing. Keep this Prospectus for future reference.
For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2006.
The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-126 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732
                                   (SNOOPY WITH BRIEFCASE GRAPHIC)

The Securities and Exchange Commission has a website
(http://www.sec.gov), which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.


This Prospectus is not valid unless attached to the current Metropolitan Fund, Calvert Fund, Fidelity VIP
Funds, Met Investors Fund and American Funds prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing an Enhanced
Deferred Annuity or Enhanced Income Annuity.

TABLE OF CONTENTS



IMPORTANT TERMS YOU SHOULD KNOW............ ...........  FFA-4
TABLE OF EXPENSES................... ..................  FFA-7
ACCUMULATION UNIT VALUES TABLES............ ...........  FFA-20
METLIFE........................ .......................  FFA-21
METROPOLITAN LIFE SEPARATE ACCOUNT E......... .........  FFA-21
VARIABLE ANNUITIES.................. ..................  FFA-21
   A Deferred Annuity..................................  FFA-22
   An Income Annuity...................................  FFA-23
YOUR INVESTMENT CHOICES................ ...............  FFA-23
   Certain Payments We Receive with Regard to the
      Portfolios.......................................  FFA-27
DEFERRED ANNUITIES.................. ..................  FFA-29
   The Deferred Annuity and Your Retirement Plan.......  FFA-30
   Automated Investment Strategies.....................  FFA-30
   Purchase Payments...................................  FFA-32
      Allocation of Purchase Payments..................  FFA-32
      Limits on Purchase Payments......................  FFA-32
   The Value of Your Investment........................  FFA-33
   Transfers...........................................  FFA-33
   Access to Your Money................................  FFA-37
      Account Reduction Loans..........................  FFA-37
      Systematic Withdrawal Program for Enhanced TSA
        and IRA Deferred Annuities.....................  FFA-38
      Minimum Distribution.............................  FFA-40
   Contract Fee........................................  FFA-40
   Account Reduction Loan Fees.........................  FFA-40
   Charges.............................................  FFA-40
      Insurance-Related Charge.........................  FFA-40
      Investment-Related Charge........................  FFA-41
   Premium and Other Taxes.............................  FFA-41
   Early Withdrawal Charges............................  FFA-42
      When No Early Withdrawal Charge Applies..........  FFA-43
      When A Different Early Withdrawal Charge May
        Apply .........................................  FFA-45
   Free Look...........................................  FFA-46
   Death Benefit.......................................  FFA-46
   Pay-out Options (or Income Options).................  FFA-48
INCOME ANNUITIES................... ...................  FFA-49
   Income Payment Types................................  FFA-50
   Allocation..........................................  FFA-51
   Minimum Size of Your Income Payment.................  FFA-51



FFA- 2


   The Value of Your Income Payments...................  FFA-51
   Reallocations.......................................  FFA-53
   Contract Fee........................................  FFA-56
   Charges.............................................  FFA-56
      Insurance-Related Charge.........................  FFA-56
      Investment-Related Charge........................  FFA-56
   Premium and Other Taxes.............................  FFA-57
   Free Look...........................................  FFA-57
GENERAL INFORMATION.................. .................  FFA-57
   Administration......................................  FFA-57
      Purchase Payments................................  FFA-57
      Confirming Transactions..........................  FFA-58
      Processing Transactions..........................  FFA-58
        By Telephone or Internet.......................  FFA-59
        After Your Death...............................  FFA-60
        Third Party Requests...........................  FFA-60
        Valuation -- Suspension of Payments............  FFA-60
   Advertising Performance.............................  FFA-61
   Changes to Your Deferred Annuity or Income Annuity..  FFA-62
   Voting Rights.......................................  FFA-63
   Who Sells the Deferred Annuities and Income
      Annuities .......................................  FFA-64
   Financial Statements................................  FFA-67
   Your Spouse's Rights................................  FFA-67
   When We Can Cancel Your Deferred Annuity or Income
      Annuity..........................................  FFA-68
   Special Charges That Apply If Your Retirement Plan
      Terminates Its Deferred Annuity or Takes Other
      Action ..........................................  FFA-68
INCOME TAXES..................... .....................  FFA-69
LEGAL PROCEEDINGS................... ..................  FFA-98
APPENDIX A PREMIUM TAX TABLE............. .............  FFA-99
APPENDIX B ACCUMULATION UNIT VALUES FOR EACH INVESTMENT
  DIVISION...................... ......................  FFA-100
APPENDIX C TEXAS OPTIONAL RETIREMENT PROGRAM..... .....  FFA-124
APPENDIX D PORTFOLIO LEGAL AND MARKETING NAMES.... ....  FFA-125
APPENDIX E TABLE OF CONTENTS FOR THE STATEMENT OF
  ADDITIONAL INFORMATION............... ...............  FFA-126



--------------------------------------------------------------------------------
(CHARLIE BROWN READING A CHART GRAPHIC)
--------------------------------------------------------------------------------

MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.


                                                                          FFA- 3

--------------------------------------------------------------------------------
(SNOOPY WITH POINTER GRAPHIC)
--------------------------------------------------------------------------------


IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account, less any account reduction loans.


ACCUMULATION UNIT VALUE


With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.



ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or reallocated into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time, but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.


ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.


CONTRACT

A Contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.


FFA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months the Deferred Annuity is issued.


DEFERRED ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Deferred Annuities and Financial Freedom Deferred Annuities.


EARLY WITHDRAWAL CHARGE

The early withdrawal charge is the amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.


EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."


INCOME ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Income Annuities and Financial Freedom Income Annuities.


INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate a purchase payment or transfer money or make reallocations of your income payment to an investment division, the investment division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds.


METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."


                                                                          FFA- 5

METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to initiate a request is 1-800-638-7732.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.


VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for amounts allocated to the investment divisions in a variable annuity.


YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us, for PEDC, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(f) deferred compensation plans, sec.457(e)(11) severance and death benefit plans and sec.415(m) qualified governmental excess benefit arrangements, "you" means such trustee or employer.


FFA- 6

TABLE OF EXPENSES -- ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................    Up to 7%
  Exchange Fee..............................................        None
  Surrender Fee.............................................        None
  Account Reduction Loan Initiation Fee.....................      $75(2)
  Annual Account Reduction Loan Maintenance Fee (per loan
     outstanding)...........................................      $50(2)
  Transfer Fee..............................................        None

1 AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
   SCHEDULE:

  DURING PURCHASE PAYMENT YEAR
  1.........................................................     7%
  2.........................................................     6%
  3.........................................................     5%
  4.........................................................     4%
  5.........................................................     3%
  6.........................................................     2%
  7.........................................................     1%
  Thereafter................................................     0%

   THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 20% (10% FOR CERTAIN ENHANCED DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES. THERE ARE NO EARLY WITHDRAWAL CHARGES APPLIED TO THE ENHANCED NON-QUALIFIED DEFERRED ANNUITIES FOR SEC.457(F) DEFERRED COMPENSATION PLANS, SEC.451 DEFERRED FEE ARRANGEMENTS, SEC.451 DEFERRED COMPENSATION PLANS AND SEC.457(3)(11) SEVERANCE AND DEATH BENEFIT PLANS.

2 EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.
--------------------------------------------------------------------------------

The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee(3)..........................................................................     None
Separate Account Charge (as a percentage of your average account value)(4)
  General Administrative Expenses Charge........................................................     .20%
  Mortality and Expense Risk Charge.............................................................     .75%
  Total Separate Account Charge.........................  Current and Maximum Guaranteed Charge:     .95%

3 A $20 ANNUAL CONTRACT FEE MAY BE IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

4 PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME ANNUITIES.
--------------------------------------------------------------------------------


                                                                          FFA- 7

The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity or the Income Annuity. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, FI Value Leaders, Lazard Mid-Cap, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, BlackRock Legacy Large Cap Growth, Oppenheimer Capital Appreciation, FI Large Cap, PIMCO Inflation Protected Bond, Cyclical Growth ETF, Cyclical Growth and Income ETF and Harris Oakmark International Portfolios, which are Class E Portfolios, the Portfolios of the Fidelity VIP Funds which are Initial Class Portfolios and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund, the Fidelity VIP Funds and the American Funds fees and expenses are contained in their respective prospectuses.



                                                                                                         Minimum   Maximum
Total Annual Metropolitan Fund, Met Investors Fund, Calvert Fund, Fidelity VIP Funds and American Funds  -------   -------
  Operating Expenses for the fiscal year ending December 31, 2005 (expenses that are deducted from
     these Funds' assets include management fees, distribution fees (12b-1 fees) and other expenses)...   0.29%     8.27%
  After Waiver and/or Reimbursement of Expenses(5)(6)(7)...                                               0.28%     1.20%



5 MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT UNDER WHICH MET INVESTORS FUND HAS AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL EXPENSES OF EACH PORTFOLIO (OTHER THAN INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER EXPENDITURES WHICH ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND OTHER EXTRAORDINARY EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS) WILL NOT EXCEED, AT ANY TIME PRIOR TO APRIL 30, 2007, THE FOLLOWING
   PERCENTAGES: 1.25% FOR THE HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS E), 0.90% FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.05% FOR THE LAZARD MID-CAP PORTFOLIO (CLASS E), 1.20% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS
   E), 1.00% FOR THE MFS(R) RESEARCH INTERNATIONAL PORTFOLIO, 0.80% FOR THE PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS E), 1.05% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO (CLASS E), 0.90% FOR THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS E), 1.10% FOR THE RCM GLOBAL TECHNOLOGY PORTFOLIO, 0.70% FOR THE CYCLICAL GROWTH ETF PORTFOLIO (CLASS E), 0.70% FOR THE CYCLICAL GROWTH AND INCOME ETF PORTFOLIO (CLASS E) AND 0.90% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY METLIFE INVESTORS MAY, WITH THE APPROVAL OF THE TRUST'S BOARD OF TRUSTEES, BE REPAID BY THE APPLICABLE PORTFOLIO TO METLIFE INVESTORS. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE MET INVESTORS FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE INVESTORS AND THE MET INVESTORS FUND. THE FEE TABLE DOES NOT REFLECT A BROKERAGE COMMISSION RECAPTURE. AFTER THE COMMISSION RECAPTURE, ACTUAL EXPENSES OF THE RCM GLOBAL TECHNOLOGY PORTFOLIO WERE 1.10%.



6 PURSUANT TO AN EXPENSE AGREEMENT, METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES, UNDERLYING PORTFOLIO INVESTMENT MANAGEMENT FEES AND EXPENSES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO                        0.10
METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO            0.10
METLIFE MODERATE ALLOCATION PORTFOLIO                            0.10
METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO              0.10
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                          0.10
FI LARGE CAP PORTFOLIO (CLASS E)                                 1.10



   THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO (EXCEPT FI LARGE CAP PORTFOLIO) SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2007. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



   METLIFE ADVISERS HAS ALSO AGREED TO WAIVE A PORTION OF ITS INVESTMENT MANAGEMENT FEE UNTIL AT LEAST APRIL 30, 2007 FOR THE FOLLOWING PORTFOLIOS IN THE PERCENTAGE AMOUNTS SPECIFIED BELOW:



                         PORTFOLIO                                         WAIVED PERCENTAGE
                         ---------                                         -----------------
LOOMIS SAYLES SMALL CAP PORTFOLIO                                                    0.050% ON ALL ASSETS
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO                                    0.006% ON ALL ASSETS
METLIFE STOCK INDEX PORTFOLIO                                                        0.007% ON ALL ASSETS
METLIFE MID CAP STOCK INDEX PORTFOLIO                                                0.007% ON ALL ASSETS
RUSSELL 2000(R) INDEX PORTFOLIO                                                      0.007% ON ALL ASSETS
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                                               0.007% ON ALL ASSETS
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO                        0.015% ON THE FIRST $50 MILLION OF ASSETS
BLACKROCK BOND INCOME PORTFOLIO                                  0.025% ON ASSETS IN EXCESS OF $1 BILLION
                                                                                 AND LESS THAN $2 BILLION


   THE EFFECT OF SUCH WAIVER IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE METROPOLITAN FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE ADVISERS AND THE METROPOLITAN FUND.


7 "OTHER EXPENSES" ARE BASED ON THE PORTFOLIO'S MOST RECENT FISCAL YEAR. THE MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR CALVERT ASSET MANAGEMENT COMPANY, INC. AND THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, INC., AN AFFILIATE OF CALVERT.



FFA- 8

                                                                           C             A+B+C=D
METROPOLITAN FUND ANNUAL EXPENSES                 A            B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2005      MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)(9)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------
Western Asset Management U.S. Government
  Portfolio(8)(28)..................             0.54        0.00         0.07             0.61
BlackRock Bond Income
  Portfolio(6)(8)(12)(23)...........             0.40        0.00         0.07             0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(6)......................             0.25        0.00         0.06             0.31
Western Asset Management Strategic Bond
  Opportunities Portfolio(8)(28)....             0.65        0.00         0.10             0.75
BlackRock Diversified Portfolio(8)(23)...        0.44        0.00         0.06             0.50
MFS(R) Total Return Portfolio(21)...             0.57        0.00         0.16             0.73
Harris Oakmark Focused Value
  Portfolio(8)......................             0.73        0.00         0.04             0.77
BlackRock Large Cap Value Portfolio (Class
  E)(6)(8)(10)(23)..................             0.70        0.15         0.15             1.00
Davis Venture Value Portfolio(8)....             0.72        0.00         0.04             0.76
FI Value Leaders Portfolio (Class
  E)(8)(10).........................             0.66        0.15         0.07             0.88
Harris Oakmark Large Cap Value
  Portfolio(8)......................             0.72        0.00         0.06             0.78
Neuberger Berman Mid Cap Value
  Portfolio(8)......................             0.67        0.00         0.09             0.76
Oppenheimer Global Equity
  Portfolio(8)(25)..................             0.60        0.00         0.33             0.93
BlackRock Strategic Value
  Portfolio(8)(23)..................             0.83        0.00         0.06             0.89
BlackRock Investment Trust
  Portfolio(8)(23)..................             0.49        0.00         0.06             0.55
MetLife Stock Index Portfolio(6)....             0.25        0.00         0.04             0.29
FI Mid Cap Opportunities
  Portfolio(8)(19)..................             0.68        0.00         0.07             0.75
MetLife Mid Cap Stock Index
  Portfolio(6)......................             0.25        0.00         0.09             0.34
FI International Stock Portfolio(8)(20)...       0.86        0.00         0.20             1.06
Morgan Stanley EAFE(R) Index
  Portfolio(6)......................             0.30        0.00         0.22             0.52
BlackRock Legacy Large Cap Growth
  Portfolio (Class E)(8)(10)(23)....             0.73        0.15         0.07             0.95
FI Large Cap Portfolio (Class
  E)(6)(8)(10)(32)..................             0.80        0.15         0.06             1.01
Jennison Growth Portfolio(8)(24)....             0.64        0.00         0.05             0.69
T. Rowe Price Large Cap Growth
  Portfolio(6)(8)...................             0.60        0.00         0.12             0.72
Loomis Sayles Small Cap Portfolio(6)(8)...       0.90        0.00         0.08             0.98
Russell 2000(R) Index Portfolio(6)...            0.25        0.00         0.11             0.36
BlackRock Aggressive Growth
  Portfolio(8)(23)..................             0.73        0.00         0.06             0.79
Franklin Templeton Small Cap Growth
  Portfolio(8)......................             0.90        0.00         0.23             1.13
T. Rowe Price Small Cap Growth
  Portfolio(8)......................             0.51        0.00         0.09             0.60

                                                               D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                 E        TOTAL EXPENSES
for fiscal year ending December 31, 2005       WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(9)  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------  -----------------------------
Western Asset Management U.S. Government
  Portfolio(8)(28)..................             0.00           0.61
BlackRock Bond Income
  Portfolio(6)(8)(12)(23)...........             0.00           0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(6)......................             0.01           0.30
Western Asset Management Strategic Bond
  Opportunities Portfolio(8)(28)....             0.00           0.75
BlackRock Diversified Portfolio(8)(23)...        0.00           0.50
MFS(R) Total Return Portfolio(21)...             0.00           0.73
Harris Oakmark Focused Value
  Portfolio(8)......................             0.00           0.77
BlackRock Large Cap Value Portfolio (Class
  E)(6)(8)(10)(23)..................             0.00           1.00
Davis Venture Value Portfolio(8)....             0.00           0.76
FI Value Leaders Portfolio (Class
  E)(8)(10).........................             0.00           0.88
Harris Oakmark Large Cap Value
  Portfolio(8)......................             0.00           0.78
Neuberger Berman Mid Cap Value
  Portfolio(8)......................             0.00           0.76
Oppenheimer Global Equity
  Portfolio(8)(25)..................             0.00           0.93
BlackRock Strategic Value
  Portfolio(8)(23)..................             0.00           0.89
BlackRock Investment Trust
  Portfolio(8)(23)..................             0.00           0.55
MetLife Stock Index Portfolio(6)....             0.01           0.28
FI Mid Cap Opportunities
  Portfolio(8)(19)..................             0.00           0.75
MetLife Mid Cap Stock Index
  Portfolio(6)......................             0.01           0.33
FI International Stock Portfolio(8)(20)...       0.00           1.06
Morgan Stanley EAFE(R) Index
  Portfolio(6)......................             0.01           0.51
BlackRock Legacy Large Cap Growth
  Portfolio (Class E)(8)(10)(23)....             0.00           0.95
FI Large Cap Portfolio (Class
  E)(6)(8)(10)(32)..................             0.00           1.01
Jennison Growth Portfolio(8)(24)....             0.00           0.69
T. Rowe Price Large Cap Growth
  Portfolio(6)(8)...................             0.00           0.72
Loomis Sayles Small Cap Portfolio(6)(8)...       0.05           0.93
Russell 2000(R) Index Portfolio(6)...            0.01           0.35
BlackRock Aggressive Growth
  Portfolio(8)(23)..................             0.00           0.79
Franklin Templeton Small Cap Growth
  Portfolio(8)......................             0.00           1.13
T. Rowe Price Small Cap Growth
  Portfolio(8)......................             0.00           0.60



                                                    B              A+B=C
                                     A        OTHER EXPENSES   TOTAL EXPENSES
                                 MANAGEMENT       BEFORE       BEFORE WAIVER/
ASSET ALLOCATION PORTFOLIOS         FEES      REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------
MetLife Conservative Allocation
  Portfolio(6)(27).............     0.10           0.95             1.05
MetLife Conservative to
  Moderate Allocation
  Portfolio(6)(27).............     0.10           0.31             0.41
MetLife Moderate Allocation
  Portfolio(6)(27).............     0.10           0.19             0.29
MetLife Moderate to Aggressive
  Allocation
  Portfolio(6)(27).............     0.10           0.24             0.34
MetLife Aggressive Allocation
  Portfolio(6)(27).............     0.10           1.66             1.76

                                                                                                TOTAL EXPENSES FOR
                                                        C-D=E            TOTAL EXPENSES         THE PORTFOLIO AND
                                        D          TOTAL EXPENSES        AFTER WAIVER/        UNDERLYING PORTFOLIOS
                                     WAIVER/        AFTER WAIVER/      REIMBURSEMENT FOR          AFTER WAIVER/
ASSET ALLOCATION PORTFOLIOS       REIMBURSEMENT     REIMBURSEMENT    UNDERLYING PORTFOLIOS        REIMBURSEMENT
-------------------------------  -----------------------------------------------------------------------------------
MetLife Conservative Allocation
  Portfolio(6)(27).............       0.95              0.10                  0.63                     0.73
MetLife Conservative to
  Moderate Allocation
  Portfolio(6)(27).............       0.31              0.10                  0.65                     0.75
MetLife Moderate Allocation
  Portfolio(6)(27).............       0.19              0.10                  0.69                     0.79
MetLife Moderate to Aggressive
  Allocation
  Portfolio(6)(27).............       0.24              0.10                  0.71                     0.81
MetLife Aggressive Allocation
  Portfolio(6)(27).............       1.66              0.10                  0.72                     0.82



                                                                          FFA- 9

                                                                      B              A+B=C                            C-D=E
CALVERT FUND ANNUAL EXPENSES                           A        OTHER EXPENSES   TOTAL EXPENSES                   TOTAL EXPENSES
for fiscal year ending December 31, 2005           MANAGEMENT       BEFORE           BEFORE             D             AFTER
(as a percentage of average net assets)               FEES      REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(7).............     0.70           0.22             0.92            0.00             0.92
Calvert Social Mid Cap Growth Portfolio(7)(11)...     0.90           0.30             1.20            0.00             1.20



                                                                      B              A+B=C                            C-D=E
FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES       A        OTHER EXPENSES   TOTAL EXPENSES                   TOTAL EXPENSES
for fiscal year ending December 31, 2005           MANAGEMENT       BEFORE           BEFORE             D             AFTER
(as a percentage of average net assets)(13)           FEES      REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio.....     0.36           0.13             0.49            0.00             0.49
Fidelity VIP Equity-Income Portfolio(14).........     0.47           0.09             0.56            0.00             0.56
Fidelity VIP Overseas Portfolio(14)..............     0.72           0.17             0.89            0.00             0.89
Fidelity VIP Growth Portfolio(14)................     0.57           0.10             0.67            0.00             0.67



                                                                                     A+B+C=D
                                                                       C          TOTAL EXPENSES                       D-E=F
MET INVESTORS FUND ANNUAL EXPENSES              A          B     OTHER EXPENSES       BEFORE             E         TOTAL EXPENSES
for fiscal year ending December 31, 2005    MANAGEMENT   12b-1       BEFORE          WAIVER/          WAIVER/      AFTER WAIVER/
(as a percentage of average net assets)(9)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio(22)..........     0.50      0.00         0.07             0.57             0.00            0.57
Lord Abbett Bond Debenture
  Portfolio(8)(12)........................     0.51      0.00         0.05             0.56             0.00            0.56
PIMCO Inflation Protected Bond Portfolio
  (Class E)(5)(10)(32)....................     0.50      0.15         0.05             0.70             0.00            0.70
Neuberger Berman Real Estate Portfolio
  (Class E)(5)(8)(10).....................     0.67      0.15         0.03             0.85             0.00            0.85
Legg Mason Value Equity
  Portfolio(5)(6)(18)(29).................     0.70      0.00         7.57             8.27             7.47            0.80
Lazard Mid-Cap Portfolio (Class
  E)(5)(8)(10)(30)........................     0.70      0.15         0.09             0.94             0.00            0.94
Harris Oakmark International Portfolio
  (Class E)(5)(8)(10)(15).................     0.82      0.15         0.13             1.10             0.00            1.10
MFS(R) Research International
  Portfolio(5)(8)(22).....................     0.74      0.00         0.22             0.96             0.00            0.96
Janus Aggressive Growth
  Portfolio(5)(8)(17).....................     0.67      0.00         0.05             0.72             0.00            0.72
Oppenheimer Capital Appreciation Portfolio
  (Class E)(5)(8)(10)(22).................     0.59      0.15         0.09             0.83             0.00            0.83
T. Rowe Price Mid-Cap Growth
  Portfolio(5)(16)........................     0.75      0.00         0.07             0.82             0.00            0.82
Met/AIM Small Cap Growth Portfolio (Class
  E)(5)(8)(10)(22)........................     0.90      0.15         0.11             1.16             0.00            1.16
RCM Global Technology
  Portfolio(5)(8)(22)(26).................     0.92      0.00         0.27             1.19             0.00            1.19



                                                                    C             A+B+C=D
                                             A          B     OTHER EXPENSES   TOTAL EXPENSES
                                         MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
ETF PORTFOLIOS(10)                          FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
---------------------------------------------------------------------------------------------
Cyclical Growth ETF Portfolio (Class
  E)(5)(31)(32)........................     0.45      0.15         1.89             2.49
Cyclical Growth and Income ETF
  Portfolio (Class E)(5)(31)(32).......     0.45      0.15         3.03             3.63

                                                                               TOTAL EXPENSES FOR
                                                                D-E=F          THE PORTFOLIO AND
                                                E          TOTAL EXPENSES    UNDERLYING PORTFOLIOS
                                             WAIVER/        AFTER WAIVER/        AFTER WAIVER/
ETF PORTFOLIOS(10)                        REIMBURSEMENT     REIMBURSEMENT        REIMBURSEMENT
---------------------------------------  ----------------------------------------------------------
Cyclical Growth ETF Portfolio (Class
  E)(5)(31)(32)........................       1.79              0.70                  1.08
Cyclical Growth and Income ETF
  Portfolio (Class E)(5)(31)(32).......       2.93              0.70                  1.03


                                                                              C
                                                                            OTHER           A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                 A          B        EXPENSES      TOTAL EXPENSES         E
for fiscal year ending December 31, 2005           MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/
(as a percentage of average net assets)(8)(9)(10)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------
American Funds Bond Portfolio(32)...                  0.43      0.25         0.01             0.69            0.00
American Funds Growth-Income Portfolio...             0.28      0.25         0.01             0.54            0.00
American Funds Global Small Capitalization
  Portfolio..................                         0.74      0.25         0.05             1.04            0.00
American Funds Growth Portfolio...                    0.33      0.25         0.02             0.60            0.00


                                                       D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES             TOTAL EXPENSES
for fiscal year ending December 31, 2005           AFTER WAIVER/
(as a percentage of average net assets)(8)(9)(10)  REIMBURSEMENT
-------------------------------------------------  --------------
American Funds Bond Portfolio(32)...                    0.69
American Funds Growth-Income Portfolio...               0.54
American Funds Global Small Capitalization
  Portfolio..................                           1.04
American Funds Growth Portfolio...                      0.60



FFA- 10

8 EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND SAI FOR EACH RESPECTIVE FUND.



9 TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT DO NOT REFLECT ANY EXPENSE REDUCTIONS RESULTING FROM VOLUNTARY WAIVERS OR TRADES PLACED WITH CERTAIN BROKERS. FOR MORE INFORMATION, SEE THE PROSPECTUS AND SAI FOR EACH FUND.


10 EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A
   DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.

11 "TOTAL EXPENSES" REFLECT AN INDIRECT FEE AND FEES BEFORE WAIVERS. INDIRECT
   FEES RESULT FROM THE PORTFOLIO'S OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE PORTFOLIO'S EXPENSES. NET OPERATING EXPENSES AFTER REDUCTIONS FOR FEES PAID INDIRECTLY AND FEE WAIVERS WOULD BE 1.15% FOR CALVERT SOCIAL MID CAP GROWTH.

12 ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE
   METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.


13 THE FIDELITY VIP FUNDS HAS A DISTRIBUTION AND SERVICE PLAN TO HELP PAY
   DISTRIBUTION COSTS (COMMONLY KNOWN AS A RULE 12B -1 PLAN). THESE PLANS PREVENT THE FIDELITY VIP FUNDS PORTFOLIOS FROM PAYING ANY SUCH COSTS. RATHER, FIDELITY & MANAGEMENT RESEARCH COMPANY ("FMR") MAY USE ITS MANAGEMENT FEE OR OTHER ASSETS TO PAY EXPENSES FOR SELLING SHARES OF THE FIDELITY VIP FUNDS PORTFOLIOS, INCLUDING EXPENSES OF THIRD PARTIES. FMR AND FIDELITY DISTRIBUTORS CORP. PAY METLIFE FOR PROVIDING CERTAIN DISTRIBUTION AND SHAREHOLDERS SERVICES. FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. ALSO PAYS METLIFE FOR PROVIDING ADMINISTRATIVE SERVICES. YOU ARE NOT RESPONSIBLE FOR THESE FEES. FMR AND ITS AFFILIATES ABSORB THE FEES PAID TO METLIFE.



14 ACTUAL OPERATING EXPENSES FOR THE FIDELITY VIP EQUITY-INCOME, FIDELITY VIP
   GROWTH AND FIDELITY VIP OVERSEAS PORTFOLIOS WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT EACH PORTFOLIO PAID WAS USED TO REDUCE THE PORTFOLIO'S EXPENSES. IN ADDITION, THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES WERE USED TO REDUCE THE FIDELITY VIP OVERSEAS AND FIDELITY VIP GROWTH PORTFOLIOS' EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL CLASS OPERATING EXPENSES WOULD HAVE BEEN: 0.55% FOR THE FIDELITY VIP EQUITY-INCOME PORTFOLIO; 0.82% FOR THE FIDELITY VIP OVERSEAS PORTFOLIO; AND 0.63% FOR THE FIDELITY VIP GROWTH PORTFOLIO. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. SEE THE PORTFOLIO'S PROSPECTUS FOR MORE INFORMATION.



15 ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE SUB-INVESTMENT MANAGER
   FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO, WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO. THE MANAGEMENT FEE IN THE TABLE HAS BEEN RESTATED TO REFLECT A NEW MANAGEMENT FEE SCHEDULE THAT BECAME EFFECTIVE ON DECEMBER 1, 2005.



16 ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE SUB-INVESTMENT
   MANAGER FOR THE MFS(R) MID CAP GROWTH PORTFOLIO, WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.


17 ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS
   MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.

18 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS(R) RESEARCH MANAGERS
   PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS(R) INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.


19 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES
   PORTFOLIO WAS MERGED INTO THE JANUS MID CAP PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO, WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.



20 ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY BECAME THE
   SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO, WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.


21 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE ASSETS OF THE FIDELITY
   VIP ASSET MANAGER PORTFOLIO OF THE FIDELITY VIP FUNDS WERE TRANSFERRED INTO THE MFS TOTAL RETURN PORTFOLIO OF THE METROPOLITAN FUND. THE FIDELITY VIP ASSET MANAGER PORTFOLIO IS NO LONGER AVAILABLE UNDER THE DEFERRED OR INCOME ANNUITIES. AT THAT TIME, CLASS A SHARES OF THE MFS TOTAL RETURN PORTFOLIO WERE ISSUED IN SUBSTITUTION FOR THE FIDELITY VIP ASSET MANAGER PORTFOLIO ASSETS THAT WERE TRANSFERRED.

22 FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER OF THESE
   PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGER BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:


                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       0.05
MET/AIM SMALL CAP GROWTH PORTFOLIO                               0.04
MFS RESEARCH INTERNATIONAL PORTFOLIO                             0.05
RCM GLOBAL TECHNOLOGY PORTFOLIO                                  0.14
PIMCO TOTAL RETURN PORTFOLIO                                     0.01


23 EFFECTIVE JANUARY 31, 2005, BLACKROCK ADVISORS, INC. BECAME THE
   SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH BOND INCOME PORTFOLIO, THE STATE STREET RESEARCH DIVERSIFIED PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO, THE STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO, THE STATE


                                                                         FFA- 11

   STREET RESEARCH LARGE CAP GROWTH PORTFOLIO, THE STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO AND THE STATE STREET RESEARCH AURORA PORTFOLIO, WHICH CHANGED THEIR NAMES AS SHOWN IN THE FOLLOWING TABLE:

              PRIOR PORTFOLIO NAME                                NEW PORTFOLIO NAME
              --------------------                                ------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO  BLACKROCK AGGRESSIVE GROWTH PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO             BLACKROCK STRATEGIC VALUE PORTFOLIO
STATE STREET RESEARCH BOND INCOME PORTFOLIO        BLACKROCK BOND INCOME PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO        BLACKROCK DIVERSIFIED PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO   BLACKROCK INVESTMENT TRUST PORTFOLIO
STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO   BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO    BLACKROCK LARGE CAP VALUE PORTFOLIO

24 PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005, THE MET/PUTNAM VOYAGER
   PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JENNISON GROWTH PORTFOLIO OF THE METROPOLITAN FUND.

25 ON MAY 1, 2005, OPPENHEIMERFUNDS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR
   THE SCUDDER GLOBAL EQUITY PORTFOLIO WHICH CHANGED ITS NAME TO OPPENHEIMER GLOBAL EQUITY PORTFOLIO.

26 ON JANUARY 15, 2005, RCM CAPITAL MANAGEMENT LLC BECAME THE SUB-INVESTMENT
   MANAGER FOR THE PIMCO PEA INNOVATION PORTFOLIO WHICH CHANGED ITS NAME TO RCM GLOBAL TECHNOLOGY PORTFOLIO.


27 THESE PORTFOLIOS ARE "FUND OF FUNDS" PORTFOLIOS THAT INVEST SUBSTANTIALLY ALL
   OF THEIR ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN FUND OR THE MET INVESTORS FUND. BECAUSE THESE PORTFOLIOS INVEST IN OTHER UNDERLYING PORTFOLIOS, EACH OF THESE PORTFOLIOS ALSO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE INVESTMENT MANAGEMENT FEE. THE TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIOS (BEFORE ANY APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS), INCLUDING THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS (BEFORE ANY APPLICABLE FEE WAIVERS AND REIMBURSEMENTS) AS OF DECEMBER 31, 2005 ARE: 1.93% FOR THE METLIFE CONSERVATIVE ALLOCATION PORTFOLIO, 1.31% FOR THE METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO; 1.23% FOR THE METLIFE MODERATE ALLOCATION PORTFOLIO, 1.30% FOR THE METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO, AND 2.73% FOR THE METLIFE AGGRESSIVE ALLOCATION PORTFOLIO. CONTRACT OWNERS MAY BE ABLE TO REALIZE LOWER AGGREGATE EXPENSES BY INVESTING DIRECTLY IN THE UNDERLYING PORTFOLIOS INSTEAD OF THE PORTFOLIO. A CONTRACT OWNER WHO CHOOSES TO INVEST DIRECTLY IN THE UNDERLYING PORTFOLIOS WOULD NOT, HOWEVER, RECEIVE THE ASSET ALLOCATION SERVICES PROVIDED BY METLIFE ADVISERS.



28 ON APRIL 28, 2006, WESTERN ASSET MANAGEMENT BECAME THE SUB-INVESTMENT MANAGER
   FOR BOTH THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO AND THE SALOMON BROTHERS STRATEGIC OPPORTUNITIES BOND PORTFOLIO, WHICH CHANGED THEIR NAMES AS SET FORTH BELOW:



                  OLD PORTFOLIO NAME                                           NEW PORTFOLIO NAME
                  ------------------                                           ------------------
SALOMON BROTHERS STRATEGIC OPPORTUNITIES BOND PORTFOLIO  WESTERN ASSET MANAGEMENT STRATEGIC OPPORTUNITIES BOND PORTFOLIO
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO               WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO



29 PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006, THE MFS(R) INVESTORS TRUST
   PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LEGG MASON VALUE EQUITY PORTFOLIO OF THE MET INVESTORS FUND.



30 ON DECEMBER 19, 2005, LAZARD ASSET MANAGEMENT LLC BECAME THE SUB-INVESTMENT
   MANAGER FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO, WHICH CHANGED ITS NAME TO LAZARD MID-CAP PORTFOLIO. THE MANAGEMENT FEE IN THE TABLE HAS BEEN RESTATED TO REFLECT A NEW FEE SCHEDULE WHICH BECAME EFFECTIVE ON DECEMBER 19, 2005.



31 EACH PORTFOLIO WAS DESIGNED ON ESTABLISHED PRINCIPLES OF ASSET ALLOCATION.
   EACH PORTFOLIO WILL PRIMARILY INVEST ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL ALSO BEAR ITS PRO-RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY. THE ESTIMATED EXPENSES OF THE UNDERLYING ETF AND OTHER INVESTMENT COMPANIES ARE: 0.33% FOR CYCLICAL GROWTH AND INCOME ETF PORTFOLIO, AND 0.38% FOR CYCLICAL GROWTH ETF PORTFOLIO. THE EXPENSES OF THE UNDERLYING ETFS AND OTHER INVESTMENT COMPANIES ARE BASED UPON THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING ETFS OR OTHER INVESTMENT COMPANIES FOR THE YEAR ENDED DECEMBER 31, 2005 (OR IN THE CASE OF VANGUARD(R) U.S. SECTOR INDEX FUND, FOR THE FISCAL YEAR ENDED AUGUST 31, 2005) ACCORDING TO SUCH UNDERLYING ETFS' AND OTHER INVESTMENT COMPANIES' ALLOCATION TARGETS IN PLACE AS OF DECEMBER 31, 2005. SEE THE PROSPECTUS FOR THE PORTFOLIOS FOR A DESCRIPTION OF THE ALLOCATION TARGETS FOR EACH PORTFOLIO.



32 THIS PORTFOLIO FIRST BECAME AVAILABLE ON MAY 1, 2006.


EXAMPLES


    The examples are intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolio fees and expenses (described in the third table).


EXAMPLE 1.

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

FFA- 12

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- your Deferred Annuity permits you to withdraw 10% of your Account Balance free from early withdrawal charges each Contract Year;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   the underlying Portfolio earns a 5% annual return; and

     -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1              3              5              10
                                                                YEAR          YEARS          YEARS          YEARS
------------------------------------------------------------------------------------------------------------------
Maximum..................................................      $1,503         $2,983         $4,356         $7,480
Minimum..................................................      $  782         $  893         $  980         $1,496


EXAMPLE 2.

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- your Deferred Annuity permits you to withdraw 20% of your Account Balance free from early withdrawal charges each Contract Year;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   the underlying Portfolio earns a 5% annual return; and

     -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.


                                                                 1              3              5              10
                                                                YEAR          YEARS          YEARS          YEARS
------------------------------------------------------------------------------------------------------------------
Maximum..................................................      $1,433         $2,933         $4,326         $7,480
Minimum..................................................      $  712         $  851         $  980         $1,496


EXAMPLE 3.

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   the underlying Portfolio earns a 5% annual return; and

     -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $902         $2,594         $4,144         $7,480
Minimum...................................................      $126         $  393         $  680         $1,496



                                                                         FFA- 13

TABLE OF EXPENSES -- FINANCIAL FREEDOM DEFERRED ANNUITIES AND INCOME ANNUITIES


    The following tables describe the fees and expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity or Income Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or make transfers between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply.

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................    None
  Separate Account Early Withdrawal Charge (as a percentage
     of each purchase payment funding the withdrawal during
     the pay-in phase)......................................    None
  Exchange Fee..............................................    None
  Surrender Fee.............................................    None
  Account Reduction Loan Initiation Fee.....................    $75(1)
  Annual Account Reduction Loan Maintenance Fee (per loan
     outstanding)...........................................    $50(1)
  Transfer Fee..............................................    None

1 EITHER OR BOTH FEES MAY BE WAIVED FOR CERTAIN GROUPS. THE LOAN MAINTENANCE FEE IS PAID ON A QUARTERLY BASIS AT THE END OF EACH QUARTER ON A PRO-RATA BASIS FROM THE INVESTMENT DIVISIONS AND THE FIXED INTEREST ACCOUNT IN WHICH YOU THEN HAVE A BALANCE.
--------------------------------------------------------------------------------


The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity or Income Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee(2)...................................                                           None
Separate Account Charge (as a percentage of your average
  account value)(3)......................................        General Administrative Expenses Charge:
                                                                                                    .20%
                                                                 Mortality and Expense Risk Charge: .75%
                                                                           Total Separate Account Charge
                                                             Current and Maximum Guaranteed Charge: .95%

2 A $20 ANNUAL CONTRACT FEE MAY BE IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

3 PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISIONS TO GENERATE YOUR INCOME PAYMENTS FOR INCOME ANNUITIES.
--------------------------------------------------------------------------------


The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold the Deferred Annuity or the Income Annuity. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, FI Value Leaders, Lazard Mid-Cap, Met/AIM Small Cap Growth, FI Large Cap, PIMCO Inflation Protected Bond, BlackRock Legacy Large Cap Growth, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, Cyclical Growth ETF and Cyclical Growth and Income ETF and Harris Oakmark International Portfolios which are Class E Portfolios, the Portfolios of the Fidelity VIP Funds which are Initial Class Portfolios and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund, the Calvert Fund, the Fidelity VIP Funds and the American Funds fees and expenses are contained in their respective prospectuses.



                                                                                                         Minimum   Maximum
Total Annual Metropolitan Fund, Met Investors Fund, Calvert Fund, Fidelity VIP Funds and American Funds  -------   -------
  Operating Expenses for the fiscal year ending December 31, 2005 (expenses that are deducted from
     these Funds' assets include management fees, distribution fees (12b-1 fees) and other expenses)...   0.29%     8.27%
  After Waiver and/or Reimbursement of Expenses(4)(5)(6)...                                               0.28%     1.20%



FFA- 14

4 PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES, UNDERLYING PORTFOLIO INVESTMENT MANAGEMENT FEES AND EXPENSES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:


                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO                        0.10
METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO            0.10
METLIFE MODERATE ALLOCATION PORTFOLIO                            0.10
METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO              0.10
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                          0.10
FI LARGE CAP PORTFOLIO (CLASS E)                                 1.10



   THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO (EXCEPT FI LARGE CAP PORTFOLIO) SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2007. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



   METLIFE ADVISERS HAS ALSO AGREED TO WAIVE A PORTION OF ITS INVESTMENT MANAGEMENT FEE UNTIL AT LEAST APRIL 30, 2007 FOR THE FOLLOWING PORTFOLIOS IN THE PERCENTAGE AMOUNTS SPECIFIED BELOW:



                      PORTFOLIO                                                 WAIVED PERCENTAGE
                      ---------                                                 -----------------
LOOMIS SAYLES SMALL CAP PORTFOLIO                                                                    0.050% ON ALL ASSETS
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO                                                    0.006% ON ALL ASSETS
METLIFE STOCK INDEX PORTFOLIO                                                                        0.007% ON ALL ASSETS
METLIFE MID CAP STOCK INDEX PORTFOLIO                                                                0.007% ON ALL ASSETS
RUSSELL 2000(R) INDEX PORTFOLIO                                                                      0.007% ON ALL ASSETS
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                                                               0.007% ON ALL ASSETS
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO                                        0.015% ON THE FIRST $50 MILLION OF ASSETS
BLACKROCK BOND INCOME PORTFOLIO                         0.025% ON ASSETS IN EXCESS OF $1 BILLION AND LESS THAN $2 BILLION


   THE EFFECT OF SUCH WAIVER IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE METROPOLITAN FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE ADVISERS AND THE METROPOLITAN FUND.


5 MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT UNDER WHICH MET INVESTORS FUND HAS AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL EXPENSES OF EACH PORTFOLIO (OTHER THAN INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER EXPENDITURES WHICH ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND OTHER EXTRAORDINARY EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS) WILL NOT EXCEED, AT ANY TIME PRIOR TO APRIL 30, 2007, THE FOLLOWING
   PERCENTAGES: 1.25% FOR THE HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS E), 0.90% FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.05% FOR THE LAZARD MID-CAP PORTFOLIO (CLASS E), 1.20% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS
   E), 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, 0.70% FOR THE CYCLICAL GROWTH ETF PORTFOLIO (CLASS E), 0.70% FOR THE CYCLICAL GROWTH AND INCOME ETF PORTFOLIO (CLASS E), 1.05% FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO (CLASS E), 0.90% FOR THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS E), 0.80% FOR THE PIMCO INFLATION PROTECTED BOND PORTFOLIO (CLASS E), 1.10% FOR THE RCM GLOBAL TECHNOLOGY PORTFOLIO AND 0.90% FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY METLIFE INVESTORS MAY, WITH THE APPROVAL OF THE TRUST'S BOARD OF TRUSTEES, BE REPAID BY THE APPLICABLE PORTFOLIO TO METLIFE INVESTORS. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE MET INVESTORS FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE INVESTORS AND THE MET INVESTORS FUND. THE FEE TABLE DOES NOT REFLECT A BROKERAGE COMMISSION RECAPTURE. AFTER THE COMMISSION RECAPTURE, ACTUAL EXPENSES OF RCM GLOBAL TECHNOLOGY PORTFOLIO WERE 1.10%.


6 "OTHER EXPENSES" ARE BASED ON THE PORTFOLIO'S MOST RECENT FISCAL YEAR. THE MANAGEMENT FEES INCLUDE THE SUBADVISORY FEES PAID BY THE ADVISOR CALVERT ASSET MANAGEMENT COMPANY, INC. AND THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CALVERT.


                                                                       C             A+B+C=D                            D-E=F
METROPOLITAN FUND ANNUAL EXPENSES               A          B     OTHER EXPENSES   TOTAL EXPENSES         E          TOTAL EXPENSES
for fiscal year ending December 31, 2005    MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/       AFTER WAIVER/
(as a percentage of average net assets)(8)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Western Asset Management U.S. Government
  Portfolio(7)(27)........................     0.54      0.00         0.07             0.61             0.00             0.61
BlackRock Bond Income
  Portfolio(4)(7)(10)(22).................     0.40      0.00         0.07             0.47             0.00             0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(4)............................     0.25      0.00         0.06             0.31             0.01             0.30
BlackRock Diversified Portfolio(7)(22)....     0.44      0.00         0.06             0.50             0.00             0.50
MFS(R) Total Return Portfolio(7)(20)......     0.57      0.00         0.16             0.73             0.00             0.73
Harris Oakmark Focused Value
  Portfolio(7)............................     0.73      0.00         0.04             0.77             0.00             0.77
BlackRock Large Cap Value Portfolio (Class
  E)(4)(7)(9)(22).........................     0.70      0.15         0.15             1.00             0.00             1.00
Davis Venture Value Portfolio(7)..........     0.72      0.00         0.04             0.76             0.00             0.76
FI Value Leaders Portfolio (Class
  E)(7)(9)................................     0.66      0.15         0.07             0.88             0.00             0.88
Harris Oakmark Large Cap Value
  Portfolio(7)............................     0.72      0.00         0.06             0.78             0.00             0.78



                                                                         FFA- 15

                                                                       C             A+B+C=D                            D-E=F
METROPOLITAN FUND ANNUAL EXPENSES               A          B     OTHER EXPENSES   TOTAL EXPENSES         E          TOTAL EXPENSES
for fiscal year ending December 31, 2005    MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/       AFTER WAIVER/
(as a percentage of average net assets)(8)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Mid Cap Value
  Portfolio(7)............................     0.67      0.00         0.09             0.76             0.00             0.76
Oppenheimer Global Equity
  Portfolio(7)(24)........................     0.60      0.00         0.33             0.93             0.00             0.93
Western Asset Management Strategic Bond
  Opportunities Portfolio(7)(27)..........     0.65      0.00         0.10             0.75             0.00             0.75
BlackRock Strategic Value
  Portfolio(7)(22)........................     0.83      0.00         0.06             0.89             0.00             0.89
BlackRock Investment Trust
  Portfolio(7)(22)........................     0.49      0.00         0.06             0.55             0.00             0.55
MetLife Stock Index Portfolio(4)..........     0.25      0.00         0.04             0.29             0.01             0.28
FI Mid Cap Opportunities
  Portfolio(7)(18)........................     0.68      0.00         0.07             0.75             0.00             0.75
MetLife Mid Cap Stock Index
  Portfolio(4)............................     0.25      0.00         0.09             0.34             0.01             0.33
FI International Stock Portfolio(7)(19)...     0.86      0.00         0.20             1.06             0.00             1.06
Morgan Stanley EAFE(R) Index
  Portfolio(4)............................     0.30      0.00         0.22             0.52             0.01             0.51
BlackRock Legacy Large Cap Growth
  Portfolio (Class E)(7)(9)(22)...........     0.73      0.15         0.07             0.95             0.00             0.95
FI Large Cap Portfolio (Class
  E)(4)(7)(9)(31).........................     0.80      0.15         0.06             1.01             0.00             1.01
Jennison Growth Portfolio(7)(23)..........     0.64      0.00         0.05             0.69             0.00             0.69
T. Rowe Price Large Cap Growth
  Portfolio(4)(7).........................     0.60      0.00         0.12             0.72             0.00             0.72
Loomis Sayles Small Cap Portfolio(4)(7)...     0.90      0.00         0.08             0.98             0.05             0.93
Russell 2000(R) Index Portfolio(4)........     0.25      0.00         0.11             0.36             0.01             0.35
BlackRock Aggressive Growth
  Portfolio(7)(22)........................     0.73      0.00         0.06             0.79             0.00             0.79
Franklin Templeton Small Cap Growth
  Portfolio(7)............................     0.90      0.00         0.23             1.13             0.00             1.13
T. Rowe Price Small Cap Growth
  Portfolio(7)............................     0.51      0.00         0.09             0.60             0.00             0.60



                                                       B              A+B=C
                                        A        OTHER EXPENSES   TOTAL EXPENSES
                                    MANAGEMENT       BEFORE       BEFORE WAIVER/
ASSET ALLOCATION PORTFOLIOS            FEES      REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------
MetLife Conservative Allocation
  Portfolio(4)(26)................     0.10           0.95             1.05
MetLife Conservative to Moderate
  Allocation Portfolio(4)(26).....     0.10           0.31             0.41
MetLife Moderate Allocation
  Portfolio(4)(26)................     0.10           0.19             0.29
MetLife Moderate to Aggressive
  Allocation Portfolio(4)(26).....     0.10           0.24             0.34
MetLife Aggressive Allocation
  Portfolio(4)(26)................     0.10           1.66             1.76

                                                                                                       TOTAL EXPENSES FOR
                                                              C-D=E             TOTAL EXPENSES         THE PORTFOLIO AND
                                            D            TOTAL EXPENSES         AFTER WAIVER/        UNDERLYING PORTFOLIOS
                                         WAIVER/          AFTER WAIVER/       REIMBURSEMENT FOR          AFTER WAIVER/
ASSET ALLOCATION PORTFOLIOS           REIMBURSEMENT       REIMBURSEMENT     UNDERLYING PORTFOLIOS        REIMBURSEMENT
----------------------------------  ---------------------------------------------------------------------------------------
MetLife Conservative Allocation
  Portfolio(4)(26)................        0.95                0.10                   0.63                     0.73
MetLife Conservative to Moderate
  Allocation Portfolio(4)(26).....        0.31                0.10                   0.65                     0.75
MetLife Moderate Allocation
  Portfolio(4)(26)................        0.19                0.10                   0.69                     0.79
MetLife Moderate to Aggressive
  Allocation Portfolio(4)(26).....        0.24                0.10                   0.71                     0.81
MetLife Aggressive Allocation
  Portfolio(4)(26)................        1.66                0.10                   0.72                     0.82


                                                                      B              A+B=C
CALVERT FUND ANNUAL EXPENSES                         A          OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2005         MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets)             FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(6).........       0.70             0.22             0.92
Calvert Social Mid Cap Growth
  Portfolio(6)(11)...........................       0.90             0.30             1.20

                                                                  C-D=E
CALVERT FUND ANNUAL EXPENSES                                  TOTAL EXPENSES
for fiscal year ending December 31, 2005             D            AFTER
(as a percentage of average net assets)        REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio(6).........       0.00           0.92
Calvert Social Mid Cap Growth
  Portfolio(6)(11)...........................       0.00           1.20



FFA- 16

FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES
                                                                     B              A+B=C
                                                      A        OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2005          MANAGEMENT       BEFORE           BEFORE
(as a percentage of average net assets)(12)          FEES      REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio............      0.20           0.09             0.29
Fidelity VIP Investment Grade Bond Portfolio...      0.36           0.13             0.49
Fidelity VIP Equity-Income Portfolio(13).......      0.47           0.09             0.56
Fidelity VIP Overseas Portfolio(13)............      0.72           0.17             0.89
Fidelity VIP Growth Portfolio(13)..............      0.57           0.10             0.67

FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES
                                                                     C-D=E
                                                                 TOTAL EXPENSES
for fiscal year ending December 31, 2005                D            AFTER
(as a percentage of average net assets)(12)       REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------  -----------------------------
Fidelity VIP Money Market Portfolio............        0.00           0.29
Fidelity VIP Investment Grade Bond Portfolio...        0.00           0.49
Fidelity VIP Equity-Income Portfolio(13).......        0.00           0.56
Fidelity VIP Overseas Portfolio(13)............        0.00           0.89
Fidelity VIP Growth Portfolio(13)..............        0.00           0.67


MET INVESTORS FUND ANNUAL EXPENSES
                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2005     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)(8)      FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio(21)...........     0.50      0.00         0.07             0.57
Lord Abbett Bond Debenture
  Portfolio(7)(10).........................     0.51      0.00         0.05             0.56
PIMCO Inflation Protected Bond Portfolio
  (Class E)(5)(9)(31)......................     0.50      0.15         0.05             0.70
Neuberger Berman Real Estate Portfolio
  (Class E)(5)(7)(9).......................     0.67      0.15         0.03             0.85
Legg Mason Value Equity
  Portfolio(5)(17)(28).....................     0.70      0.00         7.57             8.27
Lazard Mid-Cap Portfolio (Class
  E)(5)(7)(9)(29)..........................     0.70      0.15         0.09             0.94
Harris Oakmark International Portfolio
  (Class E)(5)(7)(9)(14)...................     0.82      0.15         0.13             1.10
MFS(R) Research International
  Portfolio(5)(7)(21)......................     0.74      0.00         0.22             0.96
Janus Aggressive Growth Portfolio
  (5)(7)(16)...............................     0.67      0.00         0.05             0.72
Oppenheimer Capital Appreciation Portfolio
  (Class E)(5)(7)(9)(21)...................     0.59      0.15         0.09             0.83
T. Rowe Price Mid-Cap Growth
  Portfolio(5)(15).........................     0.75      0.00         0.07             0.82
Met/AIM Small Cap Growth Portfolio (Class
  E)(5)(7)(9)(21)..........................     0.90      0.15         0.11             1.16
RCM Global Technology
  Portfolio(5)(7)(21)(25)..................     0.92      0.00         0.27             1.19

MET INVESTORS FUND ANNUAL EXPENSES
                                                                D-E=F
                                                   E        TOTAL EXPENSES
for fiscal year ending December 31, 2005        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(8)   REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio(21)...........       0.00           0.57
Lord Abbett Bond Debenture
  Portfolio(7)(10).........................       0.00           0.56
PIMCO Inflation Protected Bond Portfolio
  (Class E)(5)(9)(31)......................       0.00           0.70
Neuberger Berman Real Estate Portfolio
  (Class E)(5)(7)(9).......................       0.00           0.85
Legg Mason Value Equity
  Portfolio(5)(17)(28).....................       7.47           0.80
Lazard Mid-Cap Portfolio (Class
  E)(5)(7)(9)(29)..........................       0.00           0.94
Harris Oakmark International Portfolio
  (Class E)(5)(7)(9)(14)...................       0.00           1.10
MFS(R) Research International
  Portfolio(5)(7)(21)......................       0.00           0.96
Janus Aggressive Growth Portfolio
  (5)(7)(16)...............................       0.00           0.72
Oppenheimer Capital Appreciation Portfolio
  (Class E)(5)(7)(9)(21)...................       0.00           0.83
T. Rowe Price Mid-Cap Growth
  Portfolio(5)(15).........................       0.00           0.82
Met/AIM Small Cap Growth Portfolio (Class
  E)(5)(7)(9)(21)..........................       0.00           1.16
RCM Global Technology
  Portfolio(5)(7)(21)(25)..................       0.00           1.19



                                                                      C             A+B+C=D
                                               A          B     OTHER EXPENSES   TOTAL EXPENSES
                                           MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
ETF PORTFOLIOS(9)                             FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Cyclical Growth ETF Portfolio (Class
  E)(5)(30)(31)..........................     0.45      0.15         1.89             2.49
Cyclical Growth and Income ETF Portfolio
  (Class E)(5)(30)(31)...................     0.45      0.15         3.03             3.63

                                                                                     TOTAL EXPENSES FOR
                                                                     D-E=F            THE PORTFOLIO AND
                                                   E            TOTAL EXPENSES      UNDERLYING PORTFOLIOS
                                                WAIVER/          AFTER WAIVER/          AFTER WAIVER/
ETF PORTFOLIOS(9)                            REIMBURSEMENT       REIMBURSEMENT          REIMBURSEMENT
-----------------------------------------  ---------------------------------------------------------------
Cyclical Growth ETF Portfolio (Class
  E)(5)(30)(31)..........................        1.79                0.70                   1.08
Cyclical Growth and Income ETF Portfolio
  (Class E)(5)(30)(31)...................        2.93                0.70                   1.03


                                                                             C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2005          MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)(7)(8)(9)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
American Funds Bond Portfolio(31)...                 0.43      0.25         0.01             0.69
American Funds Growth-Income Portfolio...            0.28      0.25         0.01             0.54
American Funds Global Small Capitalization
  Portfolio.........................                 0.79      0.25         0.05             1.04
American Funds Growth Portfolio.....                 0.33      0.25         0.02             0.60

                                                                     D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                  E        TOTAL EXPENSES
for fiscal year ending December 31, 2005             WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(7)(8)(9)  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------  -----------------------------
American Funds Bond Portfolio(31)...                   0.00           0.69
American Funds Growth-Income Portfolio...              0.00           0.54
American Funds Global Small Capitalization
  Portfolio.........................                   0.00           1.04
American Funds Growth Portfolio.....                   0.00           0.60



7 EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND SAI FOR EACH RESPECTIVE FUND.



8 TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT DO NOT REFLECT ANY EXPENSE REDUCTIONS RESULTING FROM VOLUNTARY WAIVERS OR TRADES PLACED WITH CERTAIN BROKERS. FOR MORE INFORMATION, SEE THE PROSPECTUS AND SAI FOR EACH FUND.



                                                                         FFA- 17

9 EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12b-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12b-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.

10 ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE
   METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

11 "TOTAL EXPENSES" REFLECT AN INDIRECT FEE AND FEES BEFORE WAIVERS. INDIRECT
   FEES RESULT FROM THE PORTFOLIO'S OFFSET ARRANGEMENT WITH THE CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S UNINVESTED CASH BALANCES. THESE CREDITS ARE USED TO REDUCE THE PORTFOLIO'S EXPENSES. NET OPERATING EXPENSES AFTER REDUCTIONS FOR FEES PAID INDIRECTLY AND FEE WAIVERS WOULD BE 1.15% FOR CALVERT SOCIAL MID CAP GROWTH.


12 THE FIDELITY VIP FUNDS HAS A DISTRIBUTION AND SERVICE PLAN TO HELP PAY
   DISTRIBUTION COSTS (COMMONLY KNOWN AS A RULE 12B-1 PLAN). THESE PLANS PREVENT THE FIDELITY VIP FUNDS PORTFOLIOS FROM PAYING ANY SUCH COSTS. RATHER, FIDELITY & MANAGEMENT RESEARCH COMPANY ("FMR") MAY USE ITS MANAGEMENT FEE OR OTHER ASSETS TO PAY EXPENSES FOR SELLING SHARES OF THE FIDELITY VIP FUNDS PORTFOLIOS, INCLUDING EXPENSES OF THIRD PARTIES. FMR AND FIDELITY DISTRIBUTORS CORP. PAY METLIFE FOR PROVIDING CERTAIN DISTRIBUTION AND SHAREHOLDERS SERVICES. FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. ALSO PAYS METLIFE FOR PROVIDING ADMINISTRATIVE SERVICES. YOU ARE NOT RESPONSIBLE FOR THESE FEES. FMR AND ITS AFFILIATES ABSORB THE FEES PAID TO METLIFE.



13 ACTUAL OPERATING EXPENSES FOR THE FIDELITY VIP EQUITY-INCOME, FIDELITY VIP
   GROWTH AND FIDELITY VIP OVERSEAS PORTFOLIOS WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT EACH PORTFOLIO PAID WAS USED TO REDUCE THE PORTFOLIO'S EXPENSES. IN ADDITION, THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF CASH BALANCES WERE USED TO REDUCE THE FIDELITY VIP OVERSEAS AND FIDELITY VIP GROWTH PORTFOLIOS' EXPENSES. INCLUDING THESE REDUCTIONS, THE TOTAL CLASS OPERATING EXPENSES WOULD HAVE
   BEEN: 0.55% FOR THE FIDELITY VIP EQUITY-INCOME PORTFOLIO; 0.82% FOR THE FIDELITY VIP OVERSEAS PORTFOLIO; AND 0.63% FOR THE FIDELITY VIP GROWTH PORTFOLIO. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. SEE THE PORTFOLIO'S PROSPECTUS FOR MORE INFORMATION.



14 ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE SUB-INVESTMENT MANAGER
   FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO, WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO. THE MANAGEMENT FEE IN THE TABLE HAS BEEN RESTATED TO REFLECT A NEW MANAGEMENT FEE SCHEDULE THAT BECAME EFFECTIVE ON DECEMBER 1, 2005.



15 ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE SUB-INVESTMENT
   MANAGER FOR THE MFS(R) MID CAP GROWTH PORTFOLIO, WHICH CHANGED ITS NAME TO T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.


16 ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS
   MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.

17 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS(R) RESEARCH MANAGERS
   PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND.


18 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES
   PORTFOLIO WAS MERGED INTO THE JANUS MID CAP PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO, WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.



19 ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY BECAME THE
   SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO, WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.


20 PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE ASSETS OF THE FIDELITY
   VIP ASSET MANAGER PORTFOLIO OF THE FIDELITY VIP FUNDS WERE TRANSFERRED INTO THE MFS(R) TOTAL RETURN PORTFOLIO OF THE METROPOLITAN FUND. THE FIDELITY VIP ASSET MANAGER PORTFOLIO IS NO LONGER AVAILABLE UNDER THE DEFERRED OR INCOME ANNUITIES. AT THAT TIME, CLASS A SHARES OF THE MFS(R) TOTAL RETURN PORTFOLIO WERE ISSUED IN SUBSTITUTION FOR THE FIDELITY VIP ASSET MANAGER PORTFOLIO ASSETS THAT WERE TRANSFERRED.

21 FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER OF THESE
   PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGER BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:


                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       0.05
PIMCO TOTAL RETURN PORTFOLIO                                     0.01
MET/AIM SMALL CAP GROWTH PORTFOLIO                               0.04
RCM GLOBAL TECHNOLOGY PORTFOLIO                                  0.14
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO                          0.05



FFA- 18

22 EFFECTIVE JANUARY 31, 2005, BLACKROCK ADVISORS, INC. BECAME THE
   SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH BOND INCOME PORTFOLIO, THE STATE STREET RESEARCH DIVERSIFIED PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO, THE STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO, THE STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO AND THE STATE STREET RESEARCH AURORA PORTFOLIO, WHICH CHANGED THEIR NAMES AS SHOWN IN THE FOLLOWING TABLE:

                    PRIOR PORTFOLIO NAME                                  NEW PORTFOLIO NAME
                    --------------------                                  ------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO             BLACKROCK AGGRESSIVE GROWTH PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO                        BLACKROCK STRATEGIC VALUE PORTFOLIO
STATE STREET RESEARCH BOND INCOME PORTFOLIO                   BLACKROCK BOND INCOME PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO                   BLACKROCK DIVERSIFIED PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO              BLACKROCK INVESTMENT TRUST PORTFOLIO
STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO              BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO               BLACKROCK LARGE CAP VALUE PORTFOLIO

23 PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005, THE MET/PUTNAM VOYAGER
   PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JENNISON GROWTH PORTFOLIO OF THE METROPOLITAN FUND.


24 ON MAY 1, 2005, OPPENHEIMERFUNDS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR
   THE SCUDDER GLOBAL EQUITY PORTFOLIO, WHICH CHANGED ITS NAME TO OPPENHEIMER GLOBAL EQUITY PORTFOLIO.



25 ON JANUARY 15, 2005, RCM CAPITAL MANAGEMENT LLC BECAME THE SUB-INVESTMENT
   MANAGER FOR THE PIMCO PEA INNOVATION PORTFOLIO, WHICH CHANGED ITS NAME TO RCM GLOBAL TECHNOLOGY PORTFOLIO.



26 THESE PORTFOLIOS ARE "FUND OF FUNDS" PORTFOLIOS THAT INVEST SUBSTANTIALLY ALL
   OF THEIR ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN FUND OR THE MET INVESTORS FUND. BECAUSE THESE PORTFOLIOS INVEST IN OTHER UNDERLYING PORTFOLIOS, EACH OF THESE PORTFOLIOS ALSO WILL BEAR ITS PRO RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE INVESTMENT MANAGEMENT FEE. THE TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIOS (BEFORE ANY APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS), INCLUDING THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS (BEFORE ANY APPLICABLE FEE WAIVERS AND REIMBURSEMENTS) AS OF DECEMBER 31, 2005 ARE: 1.93% FOR THE METLIFE CONSERVATIVE ALLOCATION PORTFOLIO, 1.31% FOR THE METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO; 1.23% FOR THE METLIFE MODERATE ALLOCATION PORTFOLIO, 1.30% FOR THE METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO, AND 2.73% FOR THE METLIFE AGGRESSIVE ALLOCATION PORTFOLIO. CONTRACT OWNERS MAY BE ABLE TO REALIZE LOWER AGGREGATE EXPENSES BY INVESTING DIRECTLY IN THE UNDERLYING PORTFOLIOS INSTEAD OF THE PORTFOLIO. A CONTRACT OWNER WHO CHOOSES TO INVEST DIRECTLY IN THE UNDERLYING PORTFOLIOS WOULD NOT, HOWEVER, RECEIVE THE ASSET ALLOCATION SERVICES PROVIDED BY METLIFE ADVISERS.



27 ON APRIL 28, 2006, WESTERN ASSET MANAGEMENT BECAME THE SUB-INVESTMENT MANAGER
   FOR BOTH THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO AND THE SALOMON BROTHERS STRATEGIC OPPORTUNITIES BOND PORTFOLIO, WHICH CHANGED THEIR NAMES AS SET FORTH BELOW:



                 OLD PORTFOLIO NAME                                          NEW PORTFOLIO NAME
                 ------------------                                          ------------------
SALOMON BROTHERS STRATEGIC OPPORTUNITIES BOND
 PORTFOLIO                                             WESTERN ASSET MANAGEMENT STRATEGIC OPPORTUNITIES BOND PORTFOLIO
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO             WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO



28 PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006, THE MFS(R) INVESTORS TRUST
   PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LEGG MASON VALUE EQUITY PORTFOLIO OF THE MET INVESTORS FUND.



29 ON DECEMBER 19, 2005, LAZARD ASSET MANAGEMENT LLC BECAME THE SUB-INVESTMENT
   MANAGER FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO, WHICH CHANGED ITS NAME TO LAZARD MID-CAP PORTFOLIO. THE MANAGEMENT FEE IN THE TABLE HAS BEEN RESTATED TO REFLECT A NEW FEE SCHEDULE WHICH BECAME EFFECTIVE ON DECEMBER 19, 2005.



30 EACH PORTFOLIO WAS DESIGNED ON ESTABLISHED PRINCIPLES OF ASSET ALLOCATION.
   EACH PORTFOLIO WILL PRIMARILY INVEST ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL ALSO BEAR ITS PRO-RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY. THE ESTIMATED EXPENSES OF THE UNDERLYING ETF AND OTHER INVESTMENT COMPANIES ARE: 0.33% FOR CYCLICAL GROWTH AND INCOME ETF PORTFOLIO, AND 0.38% FOR CYCLICAL GROWTH ETF PORTFOLIO. THE EXPENSES OF THE UNDERLYING ETFS AND OTHER INVESTMENT COMPANIES ARE BASED UPON THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING ETFS OR OTHER INVESTMENT COMPANIES FOR THE YEAR ENDED DECEMBER 31, 2005 (OR IN THE CASE OF VANGUARD(R) U.S. SECTOR INDEX FUND FOR THE FISCAL YEAR ENDED AUGUST 31, 2005) ACCORDING TO SUCH UNDERLYING ETFS' AND OTHER INVESTMENT COMPANIES' ALLOCATION TARGETS IN PLACE AS OF DECEMBER 31, 2005. SEE THE PROSPECTUS FOR THE PORTFOLIOS FOR A DESCRIPTION OF THE ALLOCATION TARGETS FOR EACH PORTFOLIO.



31 THIS PORTFOLIO FIRST BECAME AVAILABLE ON MAY 1, 2006.



                                                                         FFA- 19

EXAMPLE

    The example is intended to help you compare the cost of investing in the Deferred Annuities and Income Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity or Income Annuity (described in the second table) and the Portfolios and expenses (described in the third table).

EXAMPLE.

This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.

ASSUMPTIONS:

     -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);

     --   reimbursement and/or waiver of expenses was not in effect;

     -- you bear the minimum or maximum fees and expenses of any of the Portfolios;

     --   the underlying Portfolio earns a 5% annual return; and

     -- you surrender your Deferred Annuity or do not surrender your Deferred Annuity or you annuitize (elect a payout option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) (no early withdrawal charges are deducted).


                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $902         $2,594         $4,144         $7,480
Minimum...................................................      $126         $  393         $  680         $1,496



ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES ACCUMULATION UNIT VALUES MAY BE FOUND IN APPENDIX B.



FINANCIAL FREEDOM DEFERRED ANNUITIES ACCUMULATION UNIT VALUES MAY BE FOUND IN APPENDIX B.



FFA- 20

METLIFE

--------------------------------------------------------------------------------
(SNOOPY AND 3 WOODSTOCKS GRAPHIC)
--------------------------------------------------------------------------------


Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of insurance and other financial services to individual and institutional customers throughout the United States. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners' insurance and retail banking services to individuals, as well as group insurance, reinsurance and retirement and savings products and services to corporations and other institutions. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.


METROPOLITAN LIFE
SEPARATE ACCOUNT E

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Enhanced Preference Plus Account and Financial Freedom Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES

--------------------------------------------------------------------------------
                                   [SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]
The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to an employer, association, trust or other group for its employees, members or participants.
--------------------------------------------------------------------------------

There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on

                                                                         FFA- 21
the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

--------------------------------------------------------------------------------
   A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
--------------------------------------------------------------------------------


A DEFERRED ANNUITY


You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."


Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Deferred Annuity is better for you. You may have to pay a withdrawal charge on your existing contract, and the Deferred Annuity may impose a new withdrawal charge period. Before you buy a Deferred Annuity ask your registered representative if purchasing a Deferred Annuity would be advantageous, given the Deferred Annuity's features, benefits and charges.



You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Deferred Annuity, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Deferred Annuity may be delayed.


All TSA, PEDC, 403(a) and IRA arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other

FFA- 22
than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.

--------------------------------------------------------------------------------
While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.
--------------------------------------------------------------------------------


AN INCOME ANNUITY

An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of income payment option suited to your needs. Some of the income payment types guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of income payment type you choose, your investment choices and the amount of your purchase payment.

YOUR INVESTMENT CHOICES


The Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAI for each fund is available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. If any of the Calvert Fund or Fidelity VIP Funds' Portfolios are available to you, then you will also receive their prospectuses as appropriate. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and the Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds Portfolios, which are Class 2, and the following Portfolios: FI Value Leaders, BlackRock Large Cap Value, Harris Oakmark International, Lazard Mid-Cap (formerly, Met/AIM Mid Cap Core Equity), Neuberger Berman Real Estate, BlackRock Legacy Large Cap Growth, Oppenheimer Capital Appreciation, FI Large Cap, PIMCO Inflation Protected Bond, Cylical Growth ETF, Cylical Growth and Income ETF and Met/AIM Small Cap Growth, which are all Class E.



Starting with the most conservative Portfolio, each group of investment choices is listed in the approximate risk relationship among each available Portfolio in the first group, with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names). (See Appendix D Portfolio Legal and Marketing Names.) You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The lists are intended to be guides. Please


                                                                         FFA- 23
consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.



ASSET ALLOCATION PORTFOLIOS



The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.



EXCHANGE-TRADED FUNDS PORTFOLIOS



The Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio are asset allocation portfolios and "fund of funds" Portfolios, which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment, each portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the Portfolios. These expense levels will vary over time depending on the mix of Underlying ETFs in which these Portfolios invest.



FFA- 24

--------------------------------------------------------------------------------
The investment divisions generally offer the opportunity for greater returns over the long term than our Fixed Interest Account/Fixed Income Option.

The degree of investment risk you assume will depend on the investment divisions you choose. We have listed each group of your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names).

--------------------------------------------------------------------------------



Fidelity Money Market Portfolio        Seeks a high level of current income
                                       as is consistent with preservation of
                                       capital and liquidity by investing in
                                       money market instruments
Western Asset Management U.S.          Seeks to maximize total return
  Government Portfolio                 consistent with preservation of
                                       capital and maintenance of liquidity
BlackRock Bond Income Portfolio        Seeks competitive total return
                                       primarily from investing in
                                       fixed-income securities
American Funds Bond Portfolio          Seeks to maximize current income and
                                       preserve capital by investing
                                       primarily in fixed-income securities
Fidelity Investment Grade Bond         Seeks a high level of current income
  Portfolio                            as is consistent with preservation of
                                       capital
Lehman Brothers(R) Aggregate Bond      Seeks to equal the performance of the
  Index Portfolio                      Lehman Brothers Aggregate Bond Index
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of
                                       capital and prudent investment
                                       management
Western Asset Management Strategic     Seeks to maximize total return
  Bond Opportunities Portfolio         consistent with preservation of
                                       capital
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the
                                       opportunity for capital appreciation
                                       to produce a high total return
PIMCO Inflation Protected Bond         Seeks to provide maximum total
  Portfolio                            return, consistent with preservation
                                       of capital and prudent investment
                                       management
BlackRock Diversified Portfolio        Seeks high total return while
                                       attempting to limit investment risk
                                       and preserve capital
MFS(R) Total Return Portfolio          Seeks a favorable total return
                                       through investment in a diversified
                                       portfolio
Calvert Social Balanced Portfolio      Seeks to achieve a competitive total
                                       return
Neuberger Berman Real Estate           Seeks to provide total return through
  Portfolio                            investment in real estate securities,
                                       emphasizing both capital appreciation
                                       and current income
Harris Oakmark Focused Value           Seeks long-term capital appreciation
  Portfolio
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital
Davis Venture Value Portfolio          Seeks growth of capital
Fidelity Equity-Income Portfolio       Seeks reasonable income by investing
                                       primarily in income-producing equity
                                       securities. In choosing these
                                       securities, the fund will also
                                       consider the potential for capital
                                       appreciation. The Portfolio's goal is
                                       to achieve a yield which exceeds the
                                       composite yield on the securities
                                       comprising the S&P 500
FI Value Leaders Portfolio             Seeks long-term growth of capital
Harris Oakmark Large Cap Value         Seeks long-term capital appreciation
  Portfolio
Neuberger Berman Mid Cap Value         Seeks capital growth
  Portfolio
Oppenheimer Global Equity Portfolio    Seeks capital appreciation
BlackRock Strategic Value Portfolio    Seeks high total return, consisting
                                       principally of capital appreciation
BlackRock Investment Trust Portfolio   Seeks long-term growth of capital and
                                       income
American Funds Growth-Income           Seeks both capital appreciation and
  Portfolio                            income
Legg Mason Value Equity Portfolio      Seeks long-term growth of capital
MetLife Stock Index Portfolio          Seeks to equal the performance of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index
American Funds Global Small            Seeks capital appreciation through
  Capitalization Portfolio             stocks
FI Mid Cap Opportunities Portfolio     Seeks long-term growth of capital
Lazard Mid-Cap Portfolio               Seeks long-term growth of capital
                                       appreciation
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the
                                       Standard & Poor's(R) MidCap 400
                                       Composite Stock Price Index
FI International Stock Portfolio       Seeks long-term growth of capital
Harris Oakmark International           Seeks long-term capital appreciation
  Portfolio
MFS(R) Research International          Seeks capital appreciation
  Portfolio
Morgan Stanley EAFE(R) Index           Seeks to equal the performance of the
  Portfolio                            MSCI EAFE Index
Fidelity Overseas Portfolio            Seeks long-term growth of capital
BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital
  Portfolio
FI Large Cap Portfolio                 Seeks long-term growth of capital
American Funds Growth Portfolio        Seeks capital appreciation through
                                       stocks
Fidelity Growth Portfolio              Seeks capital appreciation
Janus Aggressive Growth Portfolio      Seeks long-term growth of capital
Jennison Growth Portfolio              Seeks long-term growth of capital
Oppenheimer Capital Appreciation       Seeks capital appreciation
  Portfolio
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital
  Portfolio                            and, secondarily, dividend income



                                                                         FFA- 25

Loomis Sayles Small Cap Portfolio      Seeks long-term capital growth from
                                       investments in common stocks or other
                                       equity securities
Russell 2000(R) Index Portfolio        Seeks to equal the return of the
                                       Russell 2000 Index
BlackRock Aggressive Growth Portfolio  Seeks maximum capital appreciation
Calvert Social Mid Cap Growth          Seeks long-term capital appreciation
  Portfolio
T. Rowe Price Mid-Cap Growth           Seeks to provide long-term growth of
  Portfolio                            capital
Franklin Templeton Small Cap Growth    Seeks long-term capital growth
  Portfolio
Met/AIM Small Cap Growth Portfolio     Seeks long-term growth of capital
T. Rowe Price Small Cap Growth         Seeks long-term capital growth
  Portfolio
RCM Global Technology Portfolio        Seeks capital appreciation; no
                                       consideration is given to income
                        ASSET ALLOCATION PORTFOLIOS
MetLife Conservative Allocation        Seeks a high level of current income,
  Portfolio                            with growth of capital a secondary
                                       objective
MetLife Conservative to Moderate       Seeks a high total return in the form
  Allocation Portfolio                 of income and growth of capital, with
                                       a greater emphasis on income
MetLife Moderate Allocation Portfolio  Seeks a balance between a high level of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital
MetLife Moderate to Aggressive         Seeks growth of capital
  Allocation Portfolio
MetLife Aggressive Allocation          Seeks growth of capital
  Portfolio
                  EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS
Cyclical Growth ETF Portfolio          Seeks growth of capital
Cyclical Growth and Income ETF         Seeks growth of capital and income
  Portfolio


Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*  We have restricted the available investment divisions.

*  Some of the investment divisions are not approved in your state.

For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund, Fidelity VIP Funds and American Funds Portfolios are made available by the funds only through various insurance company annuities and life insurance policies.


FFA- 26

The Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described, as applicable, in the Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds prospectuses and SAIs.

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or Met Investors Fund. The risks of these arrangements are also discussed in each fund's prospectus.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS



An investment manager (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or sub-investment manager of a Portfolio, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Portfolios. The amount of the compensation is not deducted from the Portfolios' assets and does not decrease the Portfolios' investment return. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



                                                                         FFA- 27

We and/or certain of our affiliated insurance companies have membership interests in our affiliated investment managers MetLife Advisers, LLC, and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the investment manager makes a profit with respect to the advisory fees it receives from the Portfolio. We may benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the investment managers. (See the Table of Expenses for information on the management fees paid by the Portfolios and the SAI for the Portfolios for information on the management fees paid by the investment managers to the sub-investment managers.)



Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Portfolio's prospectus. The payments are deducted from assets of the Portfolios and are paid to us. These payments decrease the Portfolios' investment return.



We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager is one of our affiliates or whether the investment portfolio, its investment manager, its sub-investment manager(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included Portfolios based on recommendations made by broker-dealer firms. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Who Sells the Deferred Annuities and Income Annuities.")



(See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAI for information on the investment management fees paid by the investment managers to the sub-investment managers.)



FFA- 28

DEFERRED ANNUITIES


This Prospectus describes the following Deferred Annuities under which you can accumulate money:


--------------------------------------------------------------------------------
These Deferred Annuities are issued to a group. You are then a participant under the group's Deferred Annuity.
--------------------------------------------------------------------------------




Financial Freedom             Enhanced Preference
Account:                      Plus Account:
*  TSA (Tax Sheltered         *  TSA (Tax Sheltered
   Annuity)                      Annuity)
*  403(a) (Qualified annuity  *  403(a) (Qualified annuity
   plans under sec.403(a))       plans under sec.403(a))
*  Non-Qualified (for         *  PEDC (Public Employee
   certain deferred              Deferred Compensation)
   arrangements and plans)    *  Traditional IRA
                                 (Individual Retirement
                                 Annuities)
                              *  Non-Qualified
                              *  Non-Qualified (for
                                 certain deferred
                                 arrangements and plans)

[LINUS BUILDING SAND CASTLE GRAPHIC]


These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and for Financial Freedom Deferred Annuities only, sec.415(m) qualified governmental excess benefit arrangements. The Non-Qualified Deferred Annuities for sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer sec.457(e)(11) severance and death benefit plans but will accept purchase payments for those already issued.

In general under these types of non-qualified deferred compensation arrangements, all assets under the plan (including the Contract) are owned by the employer (or a trust subject to the claims of the employer's creditors). Participants may be permitted, if authorized under the plan, to make certain "deemed" investment choices and allocations. However, the entire interest under the Contract remains the property of the employer and any Account Balances thereunder are maintained solely for accounting purposes under the plan.

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*  Allocated (your Account Balance records are kept for you as an individual);
   or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

                                                                         FFA- 29

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.


The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. Also, the Deferred Annuity may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity Contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix C for specific information which applies to you.


AUTOMATED INVESTMENT STRATEGIES

--------------------------------------------------------------------------------
We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.
--------------------------------------------------------------------------------


There are five automated investment strategies available to you for Enhanced Deferred Annuities. The Equity Generator is the only investment strategy available for Financial Freedom Deferred Annuities. These investment strategies, if available to you, are without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

--------------------------------------------------------------------------------
                                                                  [SAFE GRAPHIC]
--------------------------------------------------------------------------------


THE EQUITY GENERATOR: An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or BlackRock Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your Contract earns. Early withdrawal charges may be taken from any of your earnings.

--------------------------------------------------------------------------------
                                                                 [SCALE GRAPHIC]
--------------------------------------------------------------------------------


THE EQUALIZER: You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your


FFA- 30
chosen investment division to make the values of each equal. For example, if you choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.


[PIE CHART GRAPHIC]


THE REBALANCER(R): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

[GLOBE GRAPHIC]


THE INDEX SELECTOR: You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

[HOUR GLASS GRAPHIC]


THE ALLOCATOR: Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.


                                                                         FFA- 31

--------------------------------------------------------------------------------
 You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
--------------------------------------------------------------------------------


PURCHASE PAYMENTS

There is no minimum purchase payment.

For Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for sec.415(m) arrangements), we may require that each purchase payment be at least $2,000. In addition, we may require that your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

Unless limited by tax law, you may continue to make purchase payments under Enhanced Deferred Annuities while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction.

In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where you did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

     --   Federal tax laws.

     -- Our right to limit the total of your purchase payments to $1,000,000. We may change the maximum by telling you in writing at least 90 days in advance.

     -- Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61 (except for an Enhanced PEDC Deferred Annuity).

     --   A withdrawal based on your leaving your job.

     -- Receiving systematic termination payments (described later) from both the Separate Account and Fixed Interest Account.

     --   For TSA and 403(a) Deferred Annuities if you should leave your job.


FFA- 32

[WOODSTOCK GRAPHIC]


THE VALUE OF YOUR INVESTMENT

Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

     -- First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

     -- Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

     -- Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10


[GIRL ADDING GRAPHIC]


CALCULATING THE ACCUMULATION UNIT VALUE


Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).


           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value


However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $9.50 = $475).


            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. Such transfers are free of any early withdrawal charges to you, except under certain Financial Freedom Deferred Annuities where you may incur early withdrawal charges, if applicable, for money transferred from the Fixed Interest Account to the investment divisions. Some

                                                                         FFA- 33
additional restrictions may also apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:

--------------------------------------------------------------------------------
You may transfer money within your Contract. You will not incur current taxes on your earnings.
--------------------------------------------------------------------------------


*  The percentage or dollar amount of the transfer;

* The investment division(s) (or Fixed Interest Account) from which you want the money to be transferred;

* The investment division(s) (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.


Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.


--------------------------------------------------------------------------------

       Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.

--------------------------------------------------------------------------------



WE MAY REQUIRE YOU TO:



*  Use our forms;



* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or



* Transfer a minimum amount if the transfer is in connection with the Allocator.


Frequent requests from contract holders or participants/annuitants to make reallocations/transfers may dilute the value of a Portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent reallocations/transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the Western Asset Management Strategic Bond Opportunities, FI International Stock, Fidelity VIP Overseas, Harris Oakmark International, MFS(R) Research



FFA- 34

International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor reallocation/transfer activity in those Portfolios (the "Monitored Portfolios"). For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive reallocation/transfer activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.



Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the reallocation/transfer limits. Our ability to detect and/or restrict such reallocation/transfer



                                                                         FFA- 35
activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract holders or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or reallocations/transfers by specific contract owners who violate the frequent trading policies established by the Portfolio.



In addition, contract holders or participants/annuitants and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract holders or participants/annuitants) will not be harmed by reallocation/transfer



FFA- 36
activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios.

In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holder or participant/annuitant). You should read the Portfolio prospectuses for more details.

ACCESS TO YOUR MONEY

You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*  The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

ACCOUNT REDUCTION LOANS

We administer loan programs made available through plans or group arrangements on an account reduction basis for certain Deferred Annuities. If the loan is in default and has been reported to the Internal Revenue Service as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to your plan or group arrangement on a pro-rata basis from the source(s) of money the plan or group arrangement permits to be borrowed (e.g., money contributed to the plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each investment division and the Fixed Interest Account in which you then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. Loan repayments will be allocated on a pro-rata basis into the investment divisions and the Fixed Interest Account in which you


                                                                         FFA- 37
then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.

SYSTEMATIC WITHDRAWAL PROGRAM FOR ENHANCED TSA AND IRA AND FINANCIAL FREEDOM TSA AND 403(a) DEFERRED ANNUITIES

If we agree and if approved in your state for only Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties, and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. For the Enhanced TSA and Financial Freedom TSA and 403(a) Deferred Annuities, if you elect to receive payments through this program, you must have no loan outstanding from the Fixed Interest Account and you must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities before you reach age 59 1/2.

--------------------------------------------------------------------------------
     We will withdraw your Systematic Withdrawal Program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request. For the Enhanced TSA and Financial Freedom TSA and
        403(a) Deferred Annuities, if you elect to receive payments through this program, you must have no loan outstanding from the Fixed Interest Account and you must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and
                          403(a) Deferred Annuities before you reach age 59 1/2.
                                          [SNOOPY AND FLYING WOODSTOCKS GRAPHIC]
--------------------------------------------------------------------------------


If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.


FFA- 38

--------------------------------------------------------------------------------
If you would like to receive your Systematic Withdrawal Program payment by the first of the month, you should request that the payment date be the 20th of the prior month.
--------------------------------------------------------------------------------


If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

--------------------------------------------------------------------------------
Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
--------------------------------------------------------------------------------


Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.


Although early withdrawal charges do not apply to Systematic Withdrawal Program payments from your Financial Freedom Deferred Annuity Separate Account balance, early withdrawal charges may apply to Systematic Withdrawal Program payments from your Fixed Interest Account balance.


Participation in the Systematic Withdrawal Program is subject to our administrative procedures.

                                                                         FFA- 39

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. For the Enhanced TSA and IRA Deferred Annuities, rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE

There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year.

ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If your plan or group of which you are a participant or member permits account reduction loans, and you take an account reduction loan, there is a $75 account reduction loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each investment division and the Fixed Interest Account in which you then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.

CHARGES

--------------------------------------------------------------------------------
The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit
                                                                          Value.
--------------------------------------------------------------------------------

There are two types of charges you pay while you have money in an investment division:

*  Insurance-related charge, and

*  Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

--------------------------------------------------------------------------------
  MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.
--------------------------------------------------------------------------------


General administrative expenses we incur include financial, actuarial, accounting and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

FFA- 40

INVESTMENT-RELATED CHARGE

--------------------------------------------------------------------------------
                                                      [WOODSTOCK TYPING GRAPHIC]
--------------------------------------------------------------------------------


This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of the shares available to the Deferred Annuities have 12b-1 fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations."These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain states, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.


Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the states where premium taxes are charged and the amount of these taxes.


We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.


                                                                         FFA- 41

--------------------------------------------------------------------------------
      We do not include your earnings when calculating early withdrawal charges.
        However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings. You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago. For Financial Freedom and certain
Non-Qualified Enhanced Deferred Annuities, early withdrawal charges do not apply to the Separate Account. However, these charges may apply to withdrawals from the Fixed Interest Account and to transfers from the Fixed Interest Account into the investment divisions.
--------------------------------------------------------------------------------


EARLY WITHDRAWAL CHARGES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for the TSA, 403(a), Non-Qualified, PEDC and IRA Enhanced Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown; keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                                       DURING PURCHASE PAYMENT YEAR
                            ---------------------------------------------------
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

Because of the reduced sales costs for certain Enhanced Deferred Annuities, there are no early withdrawal charges.

FFA- 42

For certain deferred arrangements and plans, you pay no early withdrawal charges on withdrawals from Financial Freedom Deferred Annuities and Non-Qualified Enhanced Deferred Annuities.

--------------------------------------------------------------------------------
                                        [FRANKLIN WITH MAGNIFYING GLASS GRAPHIC]
--------------------------------------------------------------------------------


WHEN NO EARLY WITHDRAWAL CHARGE APPLIES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet one of the following conditions listed below.

You do not pay an early withdrawal charge:

*  On transfers you make within your Deferred Annuity.

*  On withdrawals of purchase payments you made over seven years ago.

--------------------------------------------------------------------------------
Early withdrawal charges never apply to transfers among investment divisions or transfers to the Fixed Interest Account.
--------------------------------------------------------------------------------


* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If your Contract permits and if your spouse is substituted as the purchaser of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step up" portion of the death benefit.

* If you withdraw up to 20% (10% for certain TSA Enhanced Deferred Annuities) of your Account Balance each Contract Year. This 20% (or 10%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% (or 10%) will you have to pay early withdrawal charges.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity, for purposes of this exception, we will treat the Contract as if it were your only account subject to the minimum distribution rules. This exemption does not apply if you have a Non-Qualified Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.


* If you have transferred money which is not subject to a withdrawal charge (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.



                                                                         FFA- 43

* Systematic Termination. For all Deferred Annuities except certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities, if the Contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual installments based on the following percentages of your Account Balance for that year's withdrawal:

  CONTRACT
    YEAR
   1*        2    3        4         5
   20%      25%  33 1/3%  50%    remainder
  * Less that Contract Year's withdrawals.

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the Contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and you request a total withdrawal. Disability is as defined in the Federal Social Security Act.

*  If you retire:

     -- For the Non-Qualified and certain PEDC Enhanced Deferred Annuities, if you retire.

     -- For certain TSA Enhanced Deferred Annuities, if you have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the Contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.

     -- For certain TSA, PEDC and 403(a) Enhanced Deferred Annuities, if you also have participated for at least 10 consecutive years unless you retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your Contract must have been in existence for 10 years prior to the requested withdrawal.

* If you leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If your plan terminates and the withdrawal is transferred into another annuity contract we issue. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If your plan provides payment on account of hardship and you suffer from an unforeseen hardship. (Except for certain TSA, 403(a), Non-Qualified and IRA Enhanced Deferred Annuities.) For


FFA- 44
   certain TSA Enhanced Deferred Annuities, you must only have suffered an unforeseen hardship.

* If you make a direct transfer to other investment vehicles we have pre-approved. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If you withdraw money under a plan provision which we have pre-approved. (Except for certain TSA, Non-Qualified, PEDC and IRA Enhanced Deferred Annuities.)

* If the plan or group of which you are a participant or member permits account reduction loans, you take an account reduction loan and the withdrawal consists of these account reduction loan amounts.

--------------------------------------------------------------------------------
                                                             [WOODSTOCK GRAPHIC]
--------------------------------------------------------------------------------


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transferred amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*  Amounts transferred before January 1, 1996:

    We credit your transferred amounts with the time you held them under your original Contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original Contract.

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*  Amounts transferred on or after January 1, 1996:


     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original Contract but not any of the original Contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original Contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for


                                                                         FFA- 45
          each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original Contract.

--------------------------------------------------------------------------------
[GIRL READING GRAPHIC]
--------------------------------------------------------------------------------


FREE LOOK

You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT

One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name the beneficiary(ies) under the following Deferred Annuities:


*  Enhanced TSA

*  Enhanced Non-Qualified

*  Enhanced 403(a)

*  Enhanced Traditional IRA

*  Financial Freedom TSA

*  Financial Freedom 403(a)

For the following Deferred Annuities the trustee receives the death benefit:

*  Non-Qualified Deferred Annuity for

     --   sec.457(f) deferred compensation plan

     --   sec.451 deferred fee arrangements

     --   sec.451 deferred compensation plans

     --   sec.457(e)(11) severance and death benefit plans

     --   sec.415(m) qualified governmental excess benefit arrangements

* For PEDC Deferred Annuities, the employer or trustee receives the death benefit.


FFA- 46

The death benefit your beneficiary receives will be the greatest of:

*  Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*  The total of all of your purchase payments less any partial withdrawals.

In each case, we deduct the amount of any outstanding loans from the death benefit.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment.

If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the Contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the Contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.


                                                                         FFA- 47

PAY-OUT OPTIONS (OR INCOME OPTIONS)

--------------------------------------------------------------------------------
 The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity.
--------------------------------------------------------------------------------

You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. Generally, you may defer receiving payments for up to one year after you have chosen your pay-out option. The variable pay-out option may not be available in all states.

When considering whether to select a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*  A fixed dollar payment or a variable payment; and

*  A refund feature.

--------------------------------------------------------------------------------
   Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your Contract, we will use the current rates.
--------------------------------------------------------------------------------


Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your Contract, if you do not either select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account balance will be used to provide a Fixed Income Option and your Separate Account balance will be used to provide a variable income option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.


FFA- 48

INCOME ANNUITIES

Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

--------------------------------------------------------------------------------
You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.
--------------------------------------------------------------------------------


We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Using proceeds from the following types of arrangements, you may purchase the following types of Income Annuities to receive immediate payments:

Financial Freedom Account:           Enhanced Preference Plus Account:
*  TSA                               *  TSA
*  403(a)                            *  403(a)
*  Non-Qualified (for certain        *  PEDC
   deferred arrangements and         *  Traditional IRA
   plans)                            *  Non-Qualified
                                     *  Non-Qualified (for certain
                                        deferred arrangements and
                                        plans)

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and sec.415(m) qualified governmental excess benefit arrangements. The Deferred Annuities for sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer the Non-Qualified Deferred Annuities for sec.457(e)(11) severance and death benefit plans but will accept a purchase payment for those already issued.

If your retirement plan has purchased an Income Annuity, then your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

                                                                         FFA- 49

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

--------------------------------------------------------------------------------
                     Many times the Owner and the Annuitant are the same person.
--------------------------------------------------------------------------------


There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who may receive continuing payments or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your Contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

--------------------------------------------------------------------------------
When deciding how to receive income, consider:

- The amount of income you need;

- The amount you expect to receive from other sources;

- The growth potential of other investments; and

- How long you would like your income to last.
--------------------------------------------------------------------------------


LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.


LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.


FFA- 50

--------------------------------------------------------------------------------
[SNOOPY ON BEACH GRAPHIC]
--------------------------------------------------------------------------------


LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

--------------------------------------------------------------------------------
The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.
--------------------------------------------------------------------------------


INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION
You decide what portion of your income payment is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a

                                                                         FFA- 51
purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR

--------------------------------------------------------------------------------
                 The AIR is stated in your Contract and may range from 3% to 6%.
--------------------------------------------------------------------------------


Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your Contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next variable income payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return). Likewise, your next variable income payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments, a lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.


The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*  Finally, we multiply the previous Annuity Unit Value by this result.


FFA- 52

REALLOCATIONS

--------------------------------------------------------------------------------
[WOODSTOCK GRAPHIC]
--------------------------------------------------------------------------------

You may make reallocations among investment divisions or from the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

For us to process a reallocation, you must tell us:

--------------------------------------------------------------------------------
Once you reallocate your income payment into the Fixed Income Option you may not later reallocate it into an investment division.
--------------------------------------------------------------------------------



*  The percentage of the income payment to be reallocated;


* The investment divisions (or Fixed Income Option) (and the percentages allocated to each) to which you want to reallocate; and

*  The investment division from which you want to reallocate.

We may require that you use our forms to make reallocations.


Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.



Frequent requests from contract holders or participants/annuitants to make reallocations/transfers may dilute the value of a Portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract holders and other persons who may have an interest in the Contracts (e.g., participants/annuitants).


We have policies and procedures that attempt to detect and deter frequent reallocations/transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., Western Asset Management Strategic Bond Opportunities, FI International Stock, Fidelity VIP Overseas, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell



                                                                         FFA- 53

2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization, and Lord Abbett Bond Debenture Portfolios) and we monitor reallocation/transfer activity in those Portfolios (the "Monitored Portfolios"). For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive reallocation/transfer activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.



The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the reallocation/transfer limits. Our ability to detect and/or restrict such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract holders or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect



FFA- 54
contract holders or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract holder or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that currently we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or reallocations/transfers by specific contract owners who violate the frequent trading policies established by the Portfolio.



In addition, contract holders or participants/annuitants and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract holders or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios.


In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any


                                                                         FFA- 55
of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract holder or participant/annuitant). You should read the Portfolio prospectuses for more details.

--------------------------------------------------------------------------------

The charges you pay will not reduce the number of annuity units credited to you.
         Instead, we deduct the charges when calculating the Annuity Unit Value.

--------------------------------------------------------------------------------



CONTRACT FEE


There is no contract fee under the Income Annuities.

CHARGES

There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*  Insurance-related charge; and

*  Investment-related charge.


INSURANCE-RELATED CHARGE


You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.


General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.


FFA- 56

PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.


Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart that shows the states where premium taxes are charged and the amount of these taxes is in Appendix A.


We also reserve the right to deduct from purchase payments, account balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments, at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

--------------------------------------------------------------------------------
[LUCY READING GRAPHIC]
--------------------------------------------------------------------------------


You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

--------------------------------------------------------------------------------
You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.
--------------------------------------------------------------------------------


If you do not cancel your Income Annuity during the "free look" period, your decision to purchase the Income Annuity is irrevocable.


GENERAL INFORMATION


ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales

                                                                         FFA- 57
office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.


Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

*  On a day when the Accumulation Unit/Annuity Unit Value is not calculated, or

*  After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

--------------------------------------------------------------------------------
                                             [CHARLIE BROWN WITH LETTER GRAPHIC]
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You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities and the Non-Qualified Financial Freedom Deferred Annuity for 415(m) qualified governmental excess benefit arrangements are confirmed quarterly. Unless you inform us of errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time

FFA- 58
without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

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[CHARLIE BROWN ON PHONE GRAPHIC]
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You may obtain information and initiate a variety of transactions about your
Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

*  Account Balance

*  Unit Values

*  Current rates for the Fixed Interest Account

*  Transfers

*  Changes to investment strategies

*  Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions, and performance of systems.


                                                                         FFA- 59

We are not responsible or liable for:

* any inaccuracy, errors, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

VALUATION--SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/reallocation when:

* rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other


FFA- 60
   than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

* during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

--------------------------------------------------------------------------------
All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.
--------------------------------------------------------------------------------

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These figures also assume a steady annual rate of return.

For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date

                                                                         FFA- 61
is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity or Income Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

Past performance is no guarantee of future results.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR


INCOME ANNUITY

We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:


*  To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transactions permitted.

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.


FFA- 62

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefit plans and the TSA Deferred Annuity and Income Annuities under which the employer retains all rights, we will provide you with the number of copies of voting instructions soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.


                                                                         FFA- 63

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund, Calvert Fund, Fidelity VIP Funds or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*  The shares for which voting instructions are received, and

*  The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND

INCOME ANNUITIES

All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and we are also members of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through affiliated broker-dealers and other registered broker-dealers. Deferred Annuities and Income Annuities also may be sold through the mail or over the Internet.


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                                                    [SNOOPY METLIFE REP GRAPHIC]
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The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by payments from us. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. Our sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us.



We make cash payments to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives for the products they sell and service based upon a "gross dealer concession" model. With respect to Deferred Annuities, the gross dealer concession ranges from 0.75% to 3% of each purchase payment and, starting in the second Contract Year, 0.09% of the Account Balance each year the Contract is in force for servicing the Deferred Annuity. With respect to the Income Annuities, the gross dealer concession is 6% of the purchase payment and, starting in the second Contract Year, 0.18% of the amount available from which income payments are made for each


FFA- 64
year the Contract is in force for servicing the Income Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.



Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources MetLife sales representatives' and MetLife Resources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.



Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.



We also pay the business unit responsible for the operation of our distribution system.



We also offer our sales representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products.



                                                                         FFA- 65

These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.



We also pay compensation for the sale of the Contracts by unaffiliated broker-dealers. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of non-affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation items. We may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.


From time to time, MetLife pays organizations, associations and non-profit organizations fees to endorse or sponsor MetLife's variable annuity contracts or for access to the organization's members. This compensation is primarily in the form of a flat fee from MetLife and may include other forms of compensation to organizations, including: funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the Contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses.


We may also enter into preferred distribution arrangements with certain affiliated broker-dealers such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we may pay separate, additional compensation to the broker-dealer for services the broker-dealer provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other



FFA- 66
services or incur other costs in connection with distributing the Contracts.



We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, the American Funds Global Small Capitalization Portfolio and the American Funds Bond Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.



Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the subadviser of the Cyclical Growth and Income ETF Portfolio and the Cyclical Growth ETF Portfolio (the "ETF Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the ETF Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the SAI for Met Investors Series Trust for information on the investment management fees paid to Gallatin Asset Management, Inc. by Met Investors Advisory, LLC, the investment manager of the ETF Portfolios.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the ETF Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the ETF Portfolios.



FINANCIAL STATEMENTS



The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the SAI and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


YOUR SPOUSE'S RIGHTS

If you received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

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

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. If we do so for a Deferred Annuity delivered in New York we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

We may cancel your Non-Qualified Deferred Annuity for sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans and sec.457(e)(11) severance and death benefit plans if we do not receive any purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. Certain Deferred Annuities do not contain these cancellation provisions.

At our option, we may cancel certain TSA and PEDC Deferred Annuities if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.

SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS DEFERRED ANNUITY OR TAKES OTHER ACTION

Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Balance. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the contract holder. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus. The charges to the plan are imposed on the


FFA- 68
amount initially transferred to MetLife for the first seven years according to the schedule in the following table:

                      During Contract Year
             1     2     3     4     5     6     7    8 & Beyond
   Year      -     -     -     -     -     -     -    ----------
Percentage  5.6%  5.0%  4.5%  4.0%  3.0%  2.0%  1.0%      0%

The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.


INCOME TAXES



GENERAL

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly and to different interpretation. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation.



The SAI may have additional tax information. You should also reference the "Premium and Other Taxes" section of this Prospectus and/or the SAI.



Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral. However, under the Code, earnings under any investment vehicle offered under an IRA, Simple IRA, Roth IRA, SEP or other qualified plan is also subject to tax deferral.



You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, or income payments under your Deferred/Income Annuity satisfy applicable tax law.



Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.


--------------------------------------------------------------------------------
Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.
--------------------------------------------------------------------------------



MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.



                                                                         FFA- 69

To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


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                                                            [PIGGY BANK GRAPHIC]
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Under current Federal income tax law, the taxable portion of withdrawals, payments and distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced maximum tax rate (15%) currently applicable to long-term capital gains and qualifying dividends.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.



Federal Estate Taxes: While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



Generation-skipping transfer tax: The Code and certain state and local tax laws may impose a liability for certain interests in or payments made to certain beneficiaries and payees ("skip persons") under an annuity contract. The Code generally imposes a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, a family member two or more generations younger than the contract owner. Transfers to, or death benefits paid to a non-family member who is 37 1/2 years younger than the contract owner may also trigger such taxes. We may, if required under the Code or other applicable law, reduce the payments made to a skip person to pay the generation skipping tax or similar tax liability. Consult a tax advisor or attorney prior to naming a beneficiary or other payee under the Income Annuity to determine whether this tax may apply.



Annuity purchases by nonresident aliens and foreign corporations: The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate (unless a lower treaty rate applies). In addition, purchasers may be subject to state and/or municipal taxes as well as taxes that may be imposed by the tax authority of the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation (income and otherwise) with respect to an annuity contract purchase.



FFA- 70

GENERAL

Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code. All IRAs receive tax deferral under the Code.



All TSAs (ERISA and non-ERISA), 457(b)s, 403(a)s, 403(b)s, SEPs and SIMPLE IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your TSA (ERISA and non-ERISA), 457(b), 403(a), 403 (b), SEPs and SIMPLEs with an annuity, it does provide you additional insurance benefits such as availability of a guaranteed income for life.



The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:



* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;



*  adding "catch-up" contributions for taxpayers age 50 and above; and



*  adding enhanced portability features.



You should consult your tax adviser regarding these changes.



Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010. Additionally not all states and tax jurisdictions may have adopted the increased contribution limits or other of these changes. You should consult your tax adviser regarding these changes.



PURCHASE PAYMENTS



Purchase payments to TSA, 403(a), and PEDC contracts are generally on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Under some circumstances "after-tax" contributions can be made to certain of these annuities. These purchase payments do not reduce your taxable income or give you a tax deduction. There are different annual purchase payment limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.


Purchase payments to a Non-Qualified annuity are on an after-tax basis. After-tax means that your purchase payments to your annuity do not reduce your taxable income or give you a tax deduction. Generally, Traditional IRAs can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Whether you can make deductible purchase payments to your Traditional IRA depends on your personal situation. Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and


                                                                         FFA- 71
contracts which are not subject to the annual limitation on purchase payments.

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount reported as income differs depending on the type of:

*  annuity you purchase (e.g., Non-Qualified or IRA); and

*  pay-out option you elect.


We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. For withdrawal from PEDC annuities, you may not elect not to withhold. The amount we withhold is determined by the Code. For withdrawals from a TSA, 403(a) or governmental PEDC annuity, please see the 20% mandatory withholding discussion.



Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.



MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS, TSAS, 403(a) AND 457(B) CONTRACTS



Generally, for all Qualified Plans, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:



*  The year you turn age 70 1/2 or



* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and Contract, the year you retire (does not apply to IRAs).



You may combine the money required to be withdrawn from each of your TSAs and withdraw this amount from any one or more of them.



Complex rules apply to the determination of the amount of distributions which must be taken over your lifetime or as required distributions after your death. A tax penalty of 50% applies to withdrawals which should have been taken but were not. These rules limit the income payment types available under a qualified contract and the guaranteed period over which income payments can be made (if such a period is selected). A tax penalty of 50% applies to distributions which should have been taken but were not.



In general, proposed regulations issued in 2002 and finalized in 2004 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is broadly defined to include changes in the assumed interest rate such as those produced by the specified interest rate under the Income Annuity. Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.



FFA- 72

If you intend to receive your minimum distributions that are payable over the joint lives of you and a beneficiary who is not your spouse be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Additionally, under the required minimum distribution regulations, if you purchase a life contingent annuity with a guarantee period, such guarantee period may also be limited to a shorter period than the joint and last survivor life expectancy of you and your designated beneficiary, even when such individual is your spouse. Consult your tax advisor.



Final income tax regulations regarding minimum distribution requirements were released in 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.



Where made available, it is not clear whether the purchase or exercise of the withdrawal option after the first two years under a life contingent income annuity with a guarantee period will satisfy minimum distribution requirements. Consult your tax advisor prior to purchase.



REQUIREMENT FOR AFTER-DEATH DISTRIBUTIONS FOR IRA, TSA AND 403(a) CONTRACTS



If you die on or after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided by the Code (and any applicable regulations), generally, at least as rapidly as under the distribution method in effect at your death. The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).



Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to required withdrawals which should have been taken but were not.



Your spouse beneficiary may also be able to rollover the proceeds into a Traditional IRA or into another eligible retirement plan in which he or she participates as permitted under the tax law.



If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of income payments until December 31 of



                                                                         FFA- 73
the year in which you would have reached age 70 1/2. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract as the owner.



If you die before required minimum distribution withdrawals have begun, we must make payment of any remaining interest in the Contract by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.


WITHDRAWALS BEFORE AGE 59 1/2 (EXCEPT PEDC)


Payments generally cannot be made from a TSA, 403(a) or Keogh prior to age
59 1/2, unless the participant dies, becomes disabled or severs from service with his or her employer. Accordingly, if you have not reached age 59 1/2, you should consult a tax advisor prior to purchasing the Income Annuity. If you receive a taxable distribution from your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes.



In general this does not apply to PEDC annuities (i.e. 457 annuities). However, it does apply to distributions from PEDC contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



FFA- 74

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:


--------------------------------------------------------------------------------
[SNOOPY WITH TAX BILL GRAPHIC]
--------------------------------------------------------------------------------



                                        Type of Contract
                                 -------------------------------
                                                          401(a)
                                               Trad.      401(k)
                                              IRA/SEP     Keogh
                                              Roth IRA    403(a)
                                   Non-        Simple     403(b)
                                 Qualified      IRA*      457(1)
                                 ---------    --------    ------
In a series of
substantially equal
payments made annually (or
more frequently) for life
or life expectancy (SEPP)            x           x          x(2)
After you die                        x           x          x
After you become totally
disabled (as defined in the
Code)                                x           x          x
To pay deductible medical
expenses                                         x          x
To pay medical insurance
premiums if you are
unemployed                                       x
For qualified higher
education expenses, or                           x
For qualified first time
home purchases up to
$10,000                                          x
After December 31, 1999 for
IRS levies                                       x          x
After separation from
service if you are over age
55 at time of separation                                    x
Under certain income
annuities providing for
substantially equal
payments over the "pay-out"
period                               x
*   For SIMPLE IRA's the tax penalty for early withdrawals is
    generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.
(1) 457(b) Plans: The 10% penalty tax applies only to
    distributions and withdrawals that are attributable to
    rollovers from IRAs and other eligible retirement plans and do not apply to 457(b) plans of tax exempt employers, other than state or local governmental units.
(2) You must also be separated from service.



                                                                         FFA- 75

HURRICANE RELIEF



DISTRIBUTIONS



Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under Section 72(t).



To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include in distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.



LOANS



Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals affected by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year.
Note: for purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.



SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)


--------------------------------------------------------------------------------
 You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.
--------------------------------------------------------------------------------



If you are considering using the Systematic Withdrawal Program (where made available) under the TSA Annuity or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear under present tax law whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.



FFA- 76

If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.



If you have not attained age 59 1/2 at the time that income payments commence and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of a withdrawal option prior to the later of (a) your attaining age 59 1/2 or (b) five years after income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of any payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if you are under age 59 1/2 when such payments are received, any future payments you receive will generally be subject to the 10% penalty tax. Consult your tax adviser.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING [FOR TSA AND 403(a) AND GOVERNMENTAL PEDC]


We are required to withhold 20% of the portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.



Generally, an "eligible rollover distribution" is any taxable amount you (or a spousal designated beneficiary or "alternate payee" under the Code) receive from your Contract. In certain cases, after-tax amounts may also be considered eligible rollover distributions.



However, it does not include taxable distributions that are:



* Part of a series of substantially equal payments being made at least annually for:



     --   Your life or life expectancy



     --   Both you and your beneficiary's lives or life expectancies or



     --   A specified period of 10 years or more



* Generally, income payments made under a permissible income annuity on or after the required beginning date (as discussed in



                                                                         FFA- 77

   "Minimum Distribution Requirements") are not eligible rollover distributions



*  Withdrawals to satisfy minimum distribution requirements



*  Certain withdrawals on account of financial hardship



Other exceptions to the definition of eligible rollover distribution may exist.



Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be automatically rolled over to an IRA designated by the plan administrator, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. Generally, transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


TSA

GENERAL


TSA ANNUITIES



These annuities fall under section 403(b) of the Code which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under section 501(c)(3) of the Code.



Your Deferred Annuity is for the exclusive benefit of you and your designated beneficiary, it is not forfeitable and you may not transfer it to someone else.



Except for instances of a TSA Annuity under which the employer retains all rights on behalf of participants, your employer generally buys the TSA Annuity for you. The Code limits the amount of purchase payments that can be made. In general, contributions to Section 403(b) arrangements are subject to limitations under Sections 402 and 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year). Purchase payments over this amount may be subject to adverse tax consequences and special rules apply to the withdrawal of excess contributions.



These contributions (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under section 402 (g) of the Code as shown below:



                                                    APPLICABLE
FOR TAXABLE YEARS BEGINNING IN CALENDAR YEAR       DOLLAR LIMIT
---------------------------------------------------------------
2006 and thereafter............................      $15,000



For participants employed for more than a certain period of time by certain qualified organizations, increased 402(g) limits may be available under the Code. Consult your tax advisor.



The Applicable Dollar Limit under Section 402(g) is increased for eligible participants in the amount of the permissible age 50 and above


FFA- 78
catch up contributions for the year, which cannot exceed $5000 for 2006, thereafter increased for cost of living increases. These limits apply in the aggregate on a participant basis regardless of the number of TSA, 401(k), SEP or SIMPLE IRA plans in which the employee participates.



Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals. It is not certain what changes will be adopted in final regulations.



The proposed income tax regulations will generally not be effective until taxable years beginning after December 31, 2006 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



LOANS





Some TSA contract loans will be made only from a Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA annuity and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.


--------------------------------------------------------------------------------
[CONFERENCE GRAPHIC]
--------------------------------------------------------------------------------



Your Contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


WITHDRAWALS

If you are under age 59 1/2 you cannot withdraw money from your Deferred Annuity unless the withdrawal:

* Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);

* Is directly transferred to another permissible investment under 403(b) arrangements;


                                                                         FFA- 79

*  Relates to amounts that are not salary reduction elective deferrals;

* Is after you leave your job, after you die, or become disabled (as defined by Code); or

* Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.


DESIGNATED ROTH ACCOUNTS FOR 403(B) PLANS



Effective January 1, 2006, employers that have established and maintain TSA or 401(k) plans (collectively, the "Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, on or about May 15, 2006, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:



* The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



* In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



* All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



* In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



* No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.



* If permitted under the federal tax law, we may permit both pretax contributions under a 403(b) Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the


FFA- 80
   earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions.



* We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult your and its own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



* The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.



* Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code
   Section 414(v) limits (age 50+catch-up) as well as contribution limits that apply under the Plan.



* In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, hardship withdrawals only with respect to contributions, if permitted under the Plan).



* If the amounts have been held under any Designated Roth Account of a participant for at least five years, and are made on account of death, disability, or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of Federal income tax ( "Qualified Distribution").



* Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated



                                                                         FFA- 81
   basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



* Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.


403(a)

GENERAL


The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in similar manner to corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under TSAs. However, there may be some differences: consult your tax advisor.


TRADITIONAL IRA ANNUITIES


INDIVIDUAL RETIREMENT ANNUITIES



Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Deductible or pre-tax purchase payments will be taxable when distributed from the Contract.



Your total annual contributions to all your Traditional and Roth IRAs may not exceed the lesser of 100% of your "compensation" as defined by the Code, or the deductible amount each year ($4,000 for 2006 for individuals under age 50).



* Your annuity is for the exclusive benefit of you and your designated beneficiary. It is not forfeitable and you may not transfer, assign or pledge it to someone else.



* You can transfer your IRA proceeds to the same type of IRA (e.g. Traditional IRA under Section 408(a) or (b) to another Traditional IRA account or annuity) or certain eligible retirement plans of an employer, without incurring Federal income taxes if certain conditions are satisfied.



* You can rollover proceeds from a SIMPLE IRA to another IRA after participating in the SIMPLE for at least two years.



* IRA contracts may not invest in life insurance. The Deferred Annuity offers death benefits that in some cases may exceed the greater of the purchase payments or the Account Balance; which could conceivably be characterized as life insurance. However, the final required minimum distribution income tax regulations



FFA- 82
   generally treat such benefit as part of the annuity contract and not as life insurance and require the value of such benefit to be included in the participant's interest that it is subject to the required minimum distribution rules.



* The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency.



The Contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefit as part of the annuity contract and not as life insurance and require the value of such benefit to be included in the participant's interest that is subject to the required minimum distribution rules (see below).



A contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.



The Deferred Annuity (and optional death benefits and appropriate IRA tax endorsements) has not yet been submitted to the IRS for review and approval as to form. Disqualification of the Deferred Annuity as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences. Such approval is not required to constitute a valid Traditional IRA or SIMPLE IRA. Such approval does not constitute an IRS endorsement of the investment options and benefits offered under the Contract. Your Contract may differ somewhat from the Contract, Tax Endorsement, and riders thereto due to applicable state law requirements and/or change in rider forms.



The Roth IRA endorsement is based on the IRA Model Roth IRA Contract Form 5305-RB (Rev 3-02).



PURCHASE PAYMENTS



Generally:


--------------------------------------------------------------------------------

In some cases, your purchase payments may be tax deductible.


For individuals under 50, your total purchase payments to all your Traditional and Roth IRAs for 2006 may not exceed the lesser of $4,000 or 100% of your compensation, as defined by the Code.

--------------------------------------------------------------------------------



Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.



There are different annual purchase payments limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.



Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.



Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the Contract. Withdrawals



                                                                         FFA- 83
and income payments attributable to any after-tax contributions are not subject to income tax.



Minimum distribution requirements also apply to the Deferred Annuities.



* Except for permissible rollovers and direct transfers, or permissible contributions under the Code made in accordance with an employer's SEP plan, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($4,000 for tax years 2006-2007). This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.



* Beginning in 2002, individuals age 50 or older can make an additional "catch-up" contribution of $1,000 per year assuming you have sufficient compensation.



* Purchase payments in excess of permitted amounts may be subject to a penalty tax.



* Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2 (does not apply to Roth IRAs or to Simple IRAs).



* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions). See more detailed discussion below.



* If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.



Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns.



For 2006, if you are an "active participant" in another retirement plan and if your adjusted gross income is $50,000 or less ($75,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $60,000 ($85,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active



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


participant" but whose spouse is, the adjusted gross income limits for the non-active participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.



WITHDRAWALS & INCOME PAYMENTS


--------------------------------------------------------------------------------
You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this account from any one or more of them.
--------------------------------------------------------------------------------



Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.



When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:



*  annuity you purchase (e.g., Non-Qualified or IRA); and



*  pay-out option you elect



Withdrawals (other than tax-free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.



We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



For IRAs, if your purchase payment consists of both deductible and non-deductible amounts, the portion of the withdrawal attributable to non-deductible contributions is considered is a non-taxable return of principal. You must keep track of which contributions were deductible and which weren't, and make annual reports to the IRS if non-deductible contributions were made. In general where you have contributed any after-tax money to a Traditional IRA, the portion of a withdrawal or income payment that is considered to be a non taxable return of principal is determined by applying the ratio of the total remaining purchase payments to all your Traditional IRAs to the aggregate value of all your Traditional IRAs. See IRS form 8606 for details.



Minimum distribution requirements also apply to the Deferred Annuities. These are described above.



NON-QUALIFIED ANNUITIES


GENERAL


Purchase payments to Non-Qualified Contracts are on an "after-tax" basis, so when you receive a distribution as a withdrawal or as a



                                                                         FFA- 85
periodic annuity payment, you will only pay income taxes on the amount that is considered earnings.


--------------------------------------------------------------------------------
  If your spouse is your beneficiary and if your Deferred Annuity permits, he or she may elect to continue as "owner" of the Deferred Annuity.
--------------------------------------------------------------------------------



Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.



We will withhold amounts from withdrawals or income payments as required under the Code unless you properly elect out of withholding.



Where otherwise permitted under the Deferred Annuity, pledges, direct or indirect borrowing against the value of the Contract and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses or between ex-spouses which are considered incident to divorce as defined by the Code.



When a non-natural person (e.g. a corporation) owns a Non-Qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus will lose the benefit of tax deferral. In such cases, the gain in the Contract each year will generally be taxable as ordinary income to the owner and will not qualify for any reduced tax rate or tax treatment that may apply to capital gains or dividends. However, an annuity owned by a non-natural person (such as a trust) as agent for an individual will be treated as an annuity for tax purposes.


--------------------------------------------------------------------------------
  After-tax means that your purchase payments to your annuity do not reduce your taxable income or give you a tax deduction.
--------------------------------------------------------------------------------



Certain Income annuities under Section 72(u)(4) of the Code purchased with a single payment and providing substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person. It is unclear under current tax law whether your income annuity will satisfy this test. Other exceptions to the general rule for holders who are not individuals could also apply under the Code. Accordingly, non-natural persons should consult with their own tax advisors prior to purchase, and prior to the transfer of any amounts between investment divisions or between an investment option and the fixed income option, where these options and benefits are otherwise made available, after the income annuity starting date.



In situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for federal Income tax purposes, the non-natural owner may have a limited ability to deduct interest payments or in the case of an insurance company certain reserve deductions may be reduced.



DEFERRED ANNUITY



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same



FFA- 86
owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Under Section 1035 of the Code, your Non-Qualified Contract may be exchanged for another non-qualified annuity without paying income taxes if certain requirements are met and income payments have not yet commenced.



Code Section 1035 provides that no gain or loss is recognized when an annuity contract or a portion of an existing annuity account balance is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange (or a portion thereof) could result in your investment becoming subject to higher or lower fees and/or expenses.



For partial exchanges under Section 1035, the IRS may require aggregation of the several contracts if distributions have been taken from any of the contracts after the exchange within a certain period of time (e.g. 24 months) resulting in greater taxable income and adverse tax consequences such as imposition of the 10% penalty if the taxpayer has not attained age 59 1/2 at the time of the distribution(s).



Additionally, consolidation of contracts under a Section 1035 exchange will cause an aggregation of contract values and may adversely affect gain reported and possible imposition of the 10% penalty if the taxpayer is under age 59 1/2at the time of distribution from a consolidated contract.



Consult your tax advisor prior to changing the annuitant or prior to changing the date you have determined to commence income payments, if permitted under the terms of your contract, as it is conceivable the IRS could consider such actions to be a taxable exchange of annuity contracts.



DIVERSIFICATION



In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract holders of gains under their contract. Consult your independent tax advisor prior to purchase.



                                                                         FFA- 87

INVESTOR CONTROL



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes in applicable tax rules and interpretations can adversely affect the tax treatment received by your annuity. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:



* Possible taxation of transfers/reallocations between investment divisions and/or transfers/reallocations from/between an investment division to/and a fixed option.



* Possible taxation as if you were the owner of your portion of the Separate Account's assets.



* Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.



We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract holders in the investment divisions from adverse tax consequences.



PURCHASE PAYMENTS


Although the Code does not limit the amount of your purchase payments, your Contract may limit them.

PARTIAL AND FULL WITHDRAWALS

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                                                             [WOODSTOCK GRAPHIC]
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Any withdrawal is generally treated as coming first from earnings (determined based on the difference between the account balance prior to any surrender charges and the remaining basis, immediately prior to the withdrawal) and only after all earnings are paid out from your contributions (and thus a nontaxable return of principal). However, this rule does not apply to payments made under income annuities. Such payments are subject to an "exclusion ratio" or



FFA- 88

"excludable amount," which determines how much of each payment is a non-taxable return of your contributions/purchase payments and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions/purchase payments equals the amount of such contributions/purchase payments, all remaining payments are fully taxable.



Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified Annuity, the Code treats such a withdrawal as:



*  First coming from earnings (and thus subject to income tax); and



*  Then from your purchase payments (which are not subject to income tax).



This rule does not apply to payments made pursuant to an income pay-out option under your Contract.



In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payments and then from a taxable payment of earnings. In the event the proceeds on full surrender of your Contract are less than remaining purchase payments you may be able to claim a loss: consult a tax advisor as to whether a loss is allowable, the character of such loss and where to claim it in your Federal Income Tax return.



INCOME ANNUITY



Generally, different tax rules apply to payments made pursuant to an Income Annuity or pay-out option under your Deferred Annuity than to withdrawals and payments received before the annuity starting date.



Income payments are subject to an "excludable amount" or "exclusion ratio," which determines how much of each payment is treated as:



*  A non-taxable return of your purchase payment; and



*  A taxable payment of earnings.



PARTIAL ANNUITIZATIONS: Currently, we will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (i.e. taking an income annuity) as a taxable withdrawal for federal income tax purposes which may also be subject to the 10% penalty tax (if you are under age 59 1/2). We will then treat the remaining amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received for that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments.



                                                                         FFA- 89

Income payments and amounts received on the exercise of a full or partial withdrawal option under your Non-Qualified Income Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.



Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or
(b) five years after income payments commence will generally invalidate the exception and subject you to income tax, additional penalties and interest.



The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/reallocations are permitted between investment divisions or from an investment division into/and a fixed income option after the annuity starting date.



We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



These rules also apply to income payments made to your beneficiary as a death benefit. However, under a life contingent income annuity, payments in the nature of a refund of premium made after your death may generally be excluded from the recipient's income until the remaining basis has been fully recovered. Thereafter, all amounts paid are fully includible in income.



Under the Code, withdrawals or income payments from non-qualified annuities need not be made by a particular age but, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).



FFA- 90

If you die before the purchase payment is returned, the unreturned amount may be deductible on your final tax return or deductible by your beneficiary if income payments continue after your death or a lump sum is paid to your estate or your beneficiary.



If the amount of income payments received in any calendar year is less than the excludable amount applicable to that year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to ratably apply this excess in order to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such an election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.



AFTER DEATH & DEATH BENEFITS



The death benefit under an annuity is generally taxable to the beneficiary or other payee, such as your estate, in the same manner as distributions made to the contract owner using the rules for withdrawals or income payments, whichever is applicable.



If you die before the annuity starting date, as defined under the income tax regulations, payment of your entire interest in the Contract must be made within five years of the date of your death or payments must begin under a pay-out option allowed by the Code to your designated beneficiary (beginning within one year of the date of your death. Alternatively, where permitted under the Contract, a spousal beneficiary may continue the contract as his or her own.



After your death, if your designated beneficiary does not timely elect in accordance with our procedures a method for the payment of the death benefit complying with the Code, the remaining interest in the Contract will be paid out in a lump sum. In all such cases, payments will be made within five years of the date of your death.



If you die on or after the annuity starting date as defined under Treasury Regulations, payments must continue to be made at least as rapidly as under the income type being used as of the date of your death.



If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or deductible by either your beneficiary, if income payments continue after your death, or by your estate or your beneficiary if paid in a lump sum.



In the case of joint owners, the above rules will be applied on the death of any contract owner.



When the contract owner is not a natural person, these rules will be triggered on the death or change of any annuitant.



                                                                         FFA- 91

NON-QUALIFIED DEFERRED COMPENSATION ARRANGEMENTS -- GENERAL

In general under these types of non-qualified deferred compensation arrangements, all assets under the plan (including the Contract) are owned by the employer (or a trust subject to the claims of the employer's creditors). Participants may be permitted, if authorized under the plan, to make certain "deemed" investment choices and allocations. However, the entire interest under the Contract remains the property of the employer and any Account Balances thereunder are maintained solely for accounting purposes under the plan.

Section 409A of the Internal Revenue Code of 1986, recently added by the American Jobs Creation Act of 2004 ("AJCA"), imposes new requirements and restrictions on deferred compensation arrangements including Section 457(f) plans, Section 451 deferred fee and deferred compensation arrangements, severance arrangements and Section 415(m) excess compensation arrangements. These include new rules affecting: (a) the time and manner under which deferral elections must be made; (b) permitted distributions; (c) the time and manner under which initial distribution elections may be made; and (d) changes in the time and form of distributions. Failure to satisfy these rules will generally result in the taxation of vested amounts and an additional 20% tax penalty along with interest from the date in which such amounts first became vested. Your controlling plan documents may have recently been amended: (i) to permit the pre-AJCA tax rules to continue to apply with respect to "grandfathered" amounts that were earned and vested as of December 31, 2004; and (ii) to render the arrangement compliant with AJCA with respect to non-"grandfathered" amounts that are subject to AJCA's new requirements and restrictions. All parties to your plan should determine whether such changes were made and review carefully the changes made by any such amendments; and should consult with their tax counsel and advisors concerning the impact of AJCA on their participation in these arrangements.

Additionally, in 2003, final regulations were issued with respect to Section 457(f) arrangements apparently requiring among other things that earnings attributable to deferrals be included in the participant's income at the time the deferrals themselves are no longer subject to a substantial risk of forfeiture. This appears to have represented a change in the position of the Internal Revenue Service. Parties to Section 457(f) arrangements should consult with their own tax counsel to determine the impact on their plans and the need for amendment, if any.


FFA- 92

NON-QUALIFIED ANNUITY FOR SEC.457(f) DEFERRED

COMPENSATION PLANS.

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                                                                [SNOOPY GRAPHIC]
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These are deferred compensation arrangements generally for a select group of management or highly compensated employees and individual independent contractors employed or engaged by state or local governments or non-church tax-exempt organizations. In this arrangement the tax exempt entity (e.g., a hospital) contributes your deferred compensation amounts and earnings credited to these amounts into a trust, which at all times is subject to the claims of the employer's bankruptcy and insolvency creditors. The trust owns a Non-Qualified annuity which may be subject to the rules described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the annuity. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.

When deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio." Certain distributions made before you are age 59 1/2 may be subject to a 10% tax penalty. It is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the IRS and the courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own tax advisor to clarify this issue. Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.457(f) deferred compensation plan should consult with their own tax advisors regarding the major Federal tax issues under sec.457.

NON-QUALIFIED ANNUITY FOR SEC.451 DEFERRED FEE ARRANGEMENTS.

Under sec.451 deferred fee arrangements, a third party which is a tax-exempt entity (e.g., a hospital) enters into an arrangement with a taxable entity, the employer, that provides services to the third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the provisions of sec.451, enables the taxable entity to defer compensation until the year


                                                                         FFA- 93
in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.

A trust established by the tax-exempt entity will own a Non-Qualified annuity which may be subject to taxation rules as described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these payments made under the plan.

Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

NON-QUALIFIED ANNUITY FOR SEC.451 DEFERRED COMPENSATION PLANS.


Under a sec.451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them unless, under the method of accounting used in computing taxable income, such amounts are to be properly accounted for in a different period. Participants should consult their own tax advisors for information on the tax treatment of these payments.

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A sec.451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct, as compensation, the amounts included in income by the participant of the deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, sec.451 rather than sec.457 should apply to their deferred compensation plans. Tax exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.


FFA- 94

A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified annuity which may be subject to taxation rules as described under "Non-Qualified Annuities." Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the annuity.

Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

NON-QUALIFIED ANNUITY FOR SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS.

These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and insolvency creditors. As the owner of a Non-Qualified annuity, the trust may be subject to the rules described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the annuity.

The Federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in sec.457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan, sec.451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the method of accounting you use in computing taxable income, such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and a "bona-fide death benefit" plan, your deferral amounts are subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.


                                                                         FFA- 95

SPECIAL TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITY FOR SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS.

There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under 457(e)(11), the application section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections and under Department of Labor regulations issued under the Employee Retirement Income Security Act of 1974. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement, would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement. You should consult with your own tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

NON-QUALIFIED ANNUITY FOR SEC.415(m) QUALIFIED GOVERNMENTAL EXCESS BENEFIT
PLANS.

Section 415(m) qualified governmental excess benefit plans are available to state and local governments which sponsor plans subject to the sec.415 limits on the amount of annual plan contributions and benefits. If a qualified governmental excess benefit arrangement meets certain requirements, it could provide benefits that cannot be provided under a government plan subject to the sec.415 limits. For purposes of the qualified governmental excess benefit arrangement, participants are taxed the same way as if the arrangement were a non-qualified deferred compensation plan maintained by an employer not exempt from tax. Since qualified governmental excess benefit arrangements were introduced into the tax law in August, 1996, and since many aspects of these arrangements have yet to be clarified by the IRS, entities considering the purchase of this annuity to fund a qualified governmental excess benefit plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

PEDC



GENERAL


PEDC plans are available to State or local governments and certain tax-exempt organizations as described in sec.457(b) of the Code. The plans are not available for churches and qualified church-controlled organizations.


PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.


FFA- 96

PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax.

Generally, monies in your annuity can not be "made available" to you until you:

*  Reach age 70 1/2

*  Leave your job

*  Have an unforeseen emergency (as defined by the Code)

MINIMUM DISTRIBUTION

The minimum distribution rules for contracts issued to PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. Consult your tax adviser.

SPECIAL RULES

Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on an agreement in writing on August 16, 1986).


Loans: In the case of a PEDC plan maintained by a state or local government, the plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from your PEDC plan and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term. Your PEDC plan will indicate whether plan loans are permitted. The terms of the loan are governed by your loan agreement with the plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan. The tax rules for taxation of distributions and withdrawals work similarly as to those for TSAs. However the 10% penalty tax only applies to distributions and withdrawals that are attributable to rollovers from IRAs and other eligible retirement plans, and do not apply at all to PEDC plans of tax exempt employers other than state or local governmental units. Distributions and withdrawals under a PEDC plan of a tax exempt employer that is not a governmental unit are generally taxed under the rules applicable to wages. Consult your tax adviser.



                                                                         FFA- 97

LEGAL PROCEEDINGS



In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.



FFA- 98

APPENDIX A


PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

--------------------------------------------------------------------------------
                                                          [LUCY'S TAXES GRAPHIC]
--------------------------------------------------------------------------------



                       TSA         403(a)      PEDC                          Non-Qualified
                       Deferred    Deferred    Deferred       IRA Deferred   Deferred
                       and         and         and            and            and
                       Income      Income      Income         Income         Income
                       Annuities   Annuities   Annuities(1)   Annuities(2)   Annuities
California...........  0.5%        0.5%        2.35%          0.5%(3)        2.35%
Maine................  --          --          --             --             2.0%
Nevada...............  --          --          --             --             3.5%
Puerto Rico(4).......  3.0%        3.0%        3.0%           3.0%           3.0%
South Dakota.........  --          --          --             --             1.25%
West Virginia........  1.0%        1.0%        1.0%           1.0%           1.0%
Wyoming..............  --          --          --             --             1.0%


----------------

(1)PREMIUM TAX RATES APPLICABLE TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF SEC.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "403(a) DEFERRED AND INCOME ANNUITIES."

(2) PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."

(3)WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.


(4)NEW TAX RATES EFFECTIVE JANUARY 1, 2006.



PEANUTS(C) UNITED FEATURE SYNDICATE, INC.
(C)2006 METROPOLITAN LIFE INSURANCE COMPANY



                                                                         FFA- 99

APPENDIX B



ACCUMULATION UNIT VALUES (IN DOLLARS)






    This table shows fluctuations in the Accumulation Unit Value for Enhanced Preference Plus Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).



---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES                YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Division(f).....................................         2001   $ 15.08       $ 13.77            7
                                                           2002     13.77         11.04           25
                                                           2003     11.04         16.80          108
                                                           2004     16.80         20.11          206
                                                           2005     20.11         24.98          221

American Funds Growth Division(f).................         2001    145.96        124.55            7
                                                           2002    124.55         93.21           36
                                                           2003     93.21        126.32           60
                                                           2004    126.32        140.76           91
                                                           2005    140.76        162.02          101

American Funds Growth-Income Division(f)..........         2001     95.64         92.64            6
                                                           2002     92.64         74.93           41
                                                           2003     74.93         98.30           71
                                                           2004     98.30        107.47          105
                                                           2005    107.47        112.67          113
BlackRock Aggressive Growth Division..............         1996     33.72         35.98        1,396
                                                           1997     35.98         38.02        1,572
                                                           1998     38.02         42.82        1,533
                                                           1999     42.82         56.51        1,462
                                                           2000     56.51         51.71        1,542
                                                           2001     51.71         39.05        1,667
                                                           2002     39.05         27.57        1,358
                                                           2003     27.57         38.45        1,082
                                                           2004     38.45         43.03        1,204
                                                           2005     43.03         47.18        1,077



FFA- 100

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES                YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
BlackRock Bond Income Division(c).................         1996   $ 29.35       $ 30.12          272
                                                           1997     30.12         32.77          314
                                                           1998     32.77         35.51          387
                                                           1999     35.51         34.37          393
                                                           2000     34.37         37.87          348
                                                           2001     37.87         40.64          413
                                                           2002     40.64         43.61          334
                                                           2003     43.61         45.72          282
                                                           2004     45.72         47.30          300
                                                           2005     47.30         47.99          293

BlackRock Diversified Division....................         1996     24.78         28.10          365
                                                           1997     28.10         33.57          515
                                                           1998     33.57         39.79          710
                                                           1999     39.79         42.84          902
                                                           2000     42.84         42.88          918
                                                           2001     42.88         39.79        1,092
                                                           2002     39.79         33.95          802
                                                           2003     33.95         40.54          610
                                                           2004     40.54         43.58          703
                                                           2005     43.58         44.49          612

BlackRock Investment Trust Division...............         1996     38.99         47.18          436
                                                           1997     47.18         60.00          656
                                                           1998     60.00         76.18          803
                                                           1999     76.18         89.40          892
                                                           2000     89.40         83.10          880
                                                           2001     83.10         68.31          969
                                                           2002     68.31         49.99          763
                                                           2003     49.99         64.49          562
                                                           2004     64.49         70.82          690
                                                           2005     70.82         72.67          583

BlackRock Large Cap Value Division -- Class
  E(i)............................................         2002     10.00          7.94            2
                                                           2003      7.94         10.66           17
                                                           2004     10.66         11.96           35
                                                           2005     11.96         12.53           69



                                                                        FFA- 101

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES                YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
BlackRock Legacy Large Cap Growth
  Division -- Class E(d)..........................         2004   $ 10.07       $ 11.08            4
                                                           2005     11.08         11.73            8
BlackRock Strategic Value Division(b).............         2000     10.00         12.26           20
                                                           2001     12.26         14.09          251
                                                           2002     14.09         10.98          483
                                                           2003     10.98         16.33          480
                                                           2004     16.33         18.66          603
                                                           2005     18.66         19.25          506

Calvert Social Balanced Division..................         1996     15.31         17.08          179
                                                           1997     17.08         20.31          225
                                                           1998     20.31         23.40          250
                                                           1999     23.40         26.01          286
                                                           2000     26.01         24.96          299
                                                           2001     24.96         23.01          356
                                                           2002     23.01         20.02          319
                                                           2003     20.02         23.66          304
                                                           2004     23.66         25.37          267
                                                           2005     25.37         26.56          256

Calvert Social Mid Cap Growth Division............         1996     15.80         16.80           57
                                                           1997     16.80         20.58           80
                                                           1998     20.58         26.46          127
                                                           1999     26.46         28.04          143
                                                           2000     28.04         30.98          234
                                                           2001     30.98         26.95          284
                                                           2002     26.95         19.16          245
                                                           2003     19.16         24.99          252
                                                           2004     24.99         27.07          201
                                                           2005     27.07         26.92          167

Davis Venture Value Division(b)...................         2000     30.70         31.35            7
                                                           2001     31.35         27.59           54
                                                           2002     27.59         22.86           95
                                                           2003     22.86         29.64          120
                                                           2004     29.64         32.99          172
                                                           2005     32.99         36.04          181



FFA- 102

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES                YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
FI International Stock Division...................         1996   $ 14.38       $ 13.99          868
                                                           1997     13.99         13.53          853
                                                           1998     13.53         16.43          837
                                                           1999     16.43         18.95          818
                                                           2000     18.95         16.88          777
                                                           2001     16.88         13.27          848
                                                           2002     13.27         10.85          712
                                                           2003     10.85         13.76          567
                                                           2004     13.76         16.11          629
                                                           2005     16.11         18.83          596

FI Mid Cap Opportunities Division(e)(m)...........         1997     10.00         12.72          167
                                                           1998     12.72         17.28          523
                                                           1999     17.28         38.17        1,964
                                                           2000     38.17         26.00        2,844
                                                           2001     26.00         16.14        3,246
                                                           2002     16.14         11.35        2,738
                                                           2003     11.35         15.13        2,447
                                                           2004     15.13         17.57        2,618
                                                           2005     17.57         18.61        2,287

FI Value Leaders Division -- Class E(i)...........         2002     23.68         19.59            1
                                                           2003     19.59         24.59            3
                                                           2004     24.59         27.67            8
                                                           2005     27.67         30.29           15

Fidelity Equity-Income Division...................         1996     21.19         23.99        1,775
                                                           1997     23.99         30.44        2,476
                                                           1998     30.44         33.66        2,790
                                                           1999     33.66         35.46        2,717
                                                           2000     35.46         38.08        2,428
                                                           2001     38.08         35.85        2,545
                                                           2002     35.85         29.49        2,137
                                                           2003     29.49         38.08        2,011
                                                           2004     38.08         42.07        1,890
                                                           2005     42.07         44.11        1,707



                                                                        FFA- 103

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES                YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fidelity Growth Division..........................         1996   $ 21.08       $ 23.95        1,757
                                                           1997     23.95         29.30        2,249
                                                           1998     29.30         40.48        2,484
                                                           1999     40.48         55.12        2,921
                                                           2000     55.12         48.60        3,041
                                                           2001     48.60         39.64        3,191
                                                           2002     39.64         27.45        2,699
                                                           2003     27.45         36.12        2,568
                                                           2004     36.12         36.99        2,393
                                                           2005     36.99         38.77        2,097

Fidelity Investment Grade Bond Division...........         1996     14.14         14.46          165
                                                           1997     14.46         15.62          235
                                                           1998     15.62         16.84          339
                                                           1999     16.84         16.51          356
                                                           2000     16.51         18.19          371
                                                           2001     18.19         19.54          497
                                                           2002     19.54         21.36          498
                                                           2003     21.36         22.16          478
                                                           2004     22.16         22.93          470
                                                           2005     22.93         23.22          427

Fidelity Overseas Division........................         1996     14.33         16.07          397
                                                           1997     16.07         17.76          647
                                                           1998     17.76         19.84          656
                                                           1999     19.84         28.03          724
                                                           2000     28.03         22.46          867
                                                           2001     22.46         17.54          894
                                                           2002     17.54         13.85          757
                                                           2003     13.85         19.67          684
                                                           2004     19.67         22.14          687
                                                           2005     22.14         26.12          596

Franklin Templeton Small Cap Growth Division(f)...         2001     10.00          8.82           10
                                                           2002      8.82          6.30           22
                                                           2003      6.30          9.05           52
                                                           2004      9.05          9.99           54
                                                           2005      9.99         10.36           64



FFA- 104

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES                YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Harris Oakmark Focused Value Division(f)..........         2001   $ 24.53       $ 27.50           65
                                                           2002     27.50         24.83          186
                                                           2003     24.83         32.63          203
                                                           2004     32.63         35.53          253
                                                           2005     35.53         38.71          228

Harris Oakmark International Division -- Class
  E(i)............................................         2002     10.62          8.88           --
                                                           2003      8.88         11.90           17
                                                           2004     11.90         14.22           91
                                                           2005     14.22         16.10          167

Harris Oakmark Large Cap Value Division(g)........         1998     10.00          9.71            0
                                                           1999      9.71          8.96           54
                                                           2000      8.96          9.98          100
                                                           2001      9.98         11.70          459
                                                           2002     11.70          9.95          521
                                                           2003      9.95         12.37          519
                                                           2004     12.37         13.65          653
                                                           2005     13.65         13.33          583

Janus Aggressive Growth Division(f)(k)............         2001     10.03          7.79           34
                                                           2002      7.79          5.36           48
                                                           2003      5.36          6.87           63
                                                           2004      6.87          7.41          112
                                                           2005      7.41          8.36          147

Jennison Growth Division(b)(l)....................         2000      9.82          7.25           23
                                                           2001      7.25          4.97          103
                                                           2002      4.97          3.50          141
                                                           2003      3.50          4.36          103
                                                           2004      4.36          4.53          209
                                                           2005      4.53          5.06          228

Lazard Mid-Cap Division -- Class E(i).............         2002     11.43          9.73            1
                                                           2003      9.73         12.18            9
                                                           2004     12.18         13.81           30
                                                           2005     13.81         14.81           37



                                                                        FFA- 105

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES                YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Legg Mason Value Equity Division(n)...............         2001   $  9.45       $  8.41            3
                                                           2002      8.41          6.65           11
                                                           2003      6.65          8.03           19
                                                           2004      8.03          8.85           29
                                                           2005      8.85          9.41           36

Lehman Brothers(R) Aggregate Bond Division(g).....         1998     10.00         10.12            0
                                                           1999     10.12          9.89           99
                                                           2000      9.89         10.91          180
                                                           2001     10.91         11.61          628
                                                           2002     11.61         12.68          547
                                                           2003     12.68         13.02          663
                                                           2004     13.02         13.42          869
                                                           2005     13.42         13.57        1,039

Loomis Sayles Small Cap Division(b)...............         2000     26.26         26.03            9
                                                           2001     26.03         23.51           29
                                                           2002     23.51         18.27           44
                                                           2003     18.27         24.70           66
                                                           2004     24.70         28.47           62
                                                           2005     28.47         30.16           63

Lord Abbett Bond Debenture Division(e)(h).........         1997     10.00         10.53           49
                                                           1998     10.53          9.65           89
                                                           1999      9.65         11.26          148
                                                           2000     11.26         11.05          156
                                                           2001     11.05         10.80          196
                                                           2002     10.80         10.83          155
                                                           2003     10.83         12.83          147
                                                           2004     12.83         13.78          191
                                                           2005     13.78         13.90          231

Met/AIM Small Cap Growth Division -- Class E(i)...         2002     11.26          8.54            2
                                                           2003      8.54         11.76           14
                                                           2004     11.76         12.42           19
                                                           2005     12.42         13.34           22



FFA- 106

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES                YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
MetLife Mid Cap Stock Index Division(b)...........         2000   $ 10.00       $ 10.63           72
                                                           2001     10.63         10.41          219
                                                           2002     10.41          8.77          338
                                                           2003      8.77         11.73          483
                                                           2004     11.73         13.48          488
                                                           2005     13.48         14.99          503

MetLife Stock Index Division......................         1996     20.43         24.82        1,648
                                                           1997     24.82         32.49        2,504
                                                           1998     32.49         41.28        3,077
                                                           1999     41.28         49.39        3,697
                                                           2000     49.39         44.36        3,740
                                                           2001     44.36         38.60        4,277
                                                           2002     38.60         29.69        3,578
                                                           2003     29.69         37.71        3,139
                                                           2004     37.71         41.29        3,649
                                                           2005     41.29         42.80        3,360

MFS Research International Division(f)............         2001     10.00          8.74            5
                                                           2002      8.74          7.66           14
                                                           2003      7.66         10.04           30
                                                           2004     10.04         11.90           74
                                                           2005     11.90         13.77           93

MFS Total Return Division(d)......................         2004     33.30         36.38          840
                                                           2005     36.38         37.16          784

Morgan Stanley EAFE(R) Index Division(g)..........         1998     10.00         10.79            0
                                                           1999     10.79         13.35           80
                                                           2000     13.35         11.31          194
                                                           2001     11.31          8.77          494
                                                           2002      8.77          7.24          514
                                                           2003      7.24          9.87          635
                                                           2004      9.87         11.70          745
                                                           2005     11.70         13.13          801



                                                                        FFA- 107

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES                YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Neuberger Berman Mid Cap Value Division(g)........         1998   $ 10.00       $ 10.72            0
                                                           1999     10.72         12.50           61
                                                           2000     12.50         15.88          242
                                                           2001     15.88         15.33          353
                                                           2002     15.33         13.73          355
                                                           2003     13.73         18.57          388
                                                           2004     18.57         22.60          552
                                                           2005     22.60         25.14          579

Neuberger Berman Real Estate Division -- Class
  E(d)............................................         2004      9.99         12.88           22
                                                           2005     12.88         14.48           93

Oppenheimer Capital Appreciation Division -- Class
  E(o)............................................         2005     10.02         10.93            3

Oppenheimer Global Equity Division(e).............         1997     10.00         10.87          120
                                                           1998     10.87         12.49          256
                                                           1999     12.49         15.49          361
                                                           2000     15.49         15.09          481
                                                           2001     15.09         12.55          602
                                                           2002     12.55         10.44          497
                                                           2003     10.44         13.49          440
                                                           2004     13.49         15.55          500
                                                           2005     15.55         17.91          534

PIMCO Total Return Division(f)....................         2001     10.00         10.56           53
                                                           2002     10.56         11.47          283
                                                           2003     11.47         11.87          349
                                                           2004     11.87         12.38          569
                                                           2005     12.38         12.56          608

RCM Global Technology Division(f).................         2001     10.00          7.45           11
                                                           2002      7.45          3.65           28
                                                           2003      3.65          5.70          208
                                                           2004      5.70          5.41          137
                                                           2005      5.41          5.97          126



FFA- 108

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES                YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Division(g).................         1998   $ 10.00       $ 10.53            0
                                                           1999     10.53         12.80          130
                                                           2000     12.80         12.20          285
                                                           2001     12.20         12.19          521
                                                           2002     12.19          9.60          511
                                                           2003      9.60         13.90          617
                                                           2004     13.90         16.21          862
                                                           2005     16.21         16.78          658

T. Rowe Price Large Cap Growth Division(g)........         1998     10.00         11.01            0
                                                           1999     11.01         13.33           71
                                                           2000     13.33         13.14          286
                                                           2001     13.14         11.72          458
                                                           2002     11.72          8.91          373
                                                           2003      8.91         11.55          379
                                                           2004     11.55         12.58          473
                                                           2005     12.58         13.28          479

T. Rowe Price Mid-Cap Growth Division(f)..........         2001     10.00          8.44           12
                                                           2002      8.44          4.68           50
                                                           2003      4.68          6.36          126
                                                           2004      6.36          7.44          255
                                                           2005      7.44          8.47          332

T. Rowe Price Small Cap Growth Division(e)........         1997     10.00         11.78          279
                                                           1998     11.78         12.08          657
                                                           1999     12.08         15.31          663
                                                           2000     15.31         13.79          959
                                                           2001     13.79         12.42        1,174
                                                           2002     12.42          9.02        1,033
                                                           2003      9.02         12.59          981
                                                           2004     12.59         13.86        1,067
                                                           2005     13.86         15.24          969



                                                                        FFA- 109

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES                YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Western Asset Management Strategic Bond
  Opportunities Division(f).......................         2001   $ 16.05       $ 16.56            1
                                                           2002     16.56         17.98           22
                                                           2003     17.98         20.06           50
                                                           2004     20.06         21.18           89
                                                           2005     21.18         21.58          110

Western Asset Management U.S. Government
  Division(f).....................................         2001     14.83         15.39            7
                                                           2002     15.39         16.46           92
                                                           2003     16.46         16.58           87
                                                           2004     16.58         16.92           94
                                                           2005     16.92         17.05          106

MetLife Aggressive Allocation Division(o).........         2005      9.99         11.20            8

MetLife Conservative Allocation Division(o).......         2005      9.99         10.34           15

MetLife Conservative to Moderate Allocation
  Division(o).....................................         2005      9.99         10.57           32

MetLife Moderate Allocation Division(o)...........         2005      9.99         10.79           84

MetLife Moderate to Aggressive Allocation
  Division(o).....................................         2005      9.99         11.02           42


----------------

NOTES:



a NOT ALL INVESTMENT DIVISIONS ARE OFFERED UNDER THE VARIOUS ENHANCED DEFERRED ANNUITIES.



b  INCEPTION DATE: JULY 5, 2000.



c THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.



d  INCEPTION DATE: MAY 1, 2004.



e  INCEPTION DATE: MARCH 3, 1997.



f  INCEPTION DATE: MAY 1, 2001.



g  INCEPTION DATE: NOVEMBER 9, 1998.



h THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.



i  INCEPTION DATE: MAY 1, 2002.



k THE ASSETS OF JANUS GROWTH DIVISION WERE MERGED INTO JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003. ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.



l THE ASSETS IN THIS INVESTMENT DIVISION MERGED INTO JENNISION GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THIS INVESTMENT DIVISION IS NO LONGER AVAILABLE.



FFA- 110
m THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF JANUS MID CAP DIVISION.



n THE ASSETS OF MFS(R) INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS DIVISION.



o  INCEPTION DATE: MAY 1, 2005.



                                                                        FFA- 111

    This table shows fluctuations in the Accumulation Unit Value for Financial Freedom Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).


---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES                       YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Division(f).....................................         2001   $ 15.08       $ 13.77            4
                                                           2002     13.77         11.04           18
                                                           2003     11.04         16.80           40
                                                           2004     16.80         20.11          130
                                                           2005     20.11         24.98          169

American Funds Growth Division(f).................         2001    145.96        124.55            4
                                                           2002    124.55         93.21           30
                                                           2003     93.21        126.32           41
                                                           2004    126.32        140.76           79
                                                           2005    140.76        162.02           56

American Funds Growth-Income Division(f)..........         2001     95.64         92.64            5
                                                           2002     92.64         74.93           27
                                                           2003     74.93         98.30           91
                                                           2004     98.30        107.47          191
                                                           2005    107.47        112.67          163

BlackRock Aggressive Growth Division(a)...........         1996     33.72         35.98            3
                                                           1997     35.98         38.02           14
                                                           1998     38.02         42.82           22
                                                           1999     42.82         56.51           24
                                                           2000     56.51         51.71           45
                                                           2001     51.71         39.05           67
                                                           2002     39.05         27.57           71
                                                           2003     27.57         38.45           96
                                                           2004     38.45         43.03          106
                                                           2005     43.03         47.18           84



FFA- 112

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES                       YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
BlackRock Bond Income Division(a)(b)..............         1996   $ 29.35       $ 30.12            0
                                                           1997     30.12         32.77            5
                                                           1998     32.77         35.51           24
                                                           1999     35.51         34.37           20
                                                           2000     34.37         37.87           22
                                                           2001     37.87         40.64           52
                                                           2002     40.64         43.61           69
                                                           2003     43.61         45.72           56
                                                           2004     45.72         47.30           56
                                                           2005     47.30         47.99           61

BlackRock Diversified Division(a).................         1996     24.78         28.10            0
                                                           1997     28.10         33.57           20
                                                           1998     33.57         39.79           48
                                                           1999     39.79         42.84           59
                                                           2000     42.84         42.88           65
                                                           2001     42.88         39.79           76
                                                           2002     39.79         33.95           70
                                                           2003     33.95         40.54           72
                                                           2004     40.54         43.58           73
                                                           2005     43.58         44.49           66

BlackRock Investment Trust Division(a)............         1996     38.99         47.18            0
                                                           1997     47.18         60.00           32
                                                           1998     60.00         76.18           56
                                                           1999     76.18         89.40           65
                                                           2000     89.40         83.10           67
                                                           2001     83.10         68.31           79
                                                           2002     68.31         49.99           74
                                                           2003     49.99         64.49           71
                                                           2004     64.49         70.82           64
                                                           2005     70.82         72.67           59

BlackRock Large Cap Value Division -- Class
  E(h)............................................         2002     10.00          7.94            0
                                                           2003      7.94         10.66            6
                                                           2004     10.66         11.96           34
                                                           2005     11.96         12.53           20



                                                                        FFA- 113

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES                       YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
BlackRock Legacy Large Cap Growth
  Division -- Class E(j)..........................         2004   $ 10.80       $ 11.08            9
                                                           2005     11.08         11.73            2

BlackRock Strategic Value Division(e).............         2000     10.00         12.26           19
                                                           2001     12.26         14.09          102
                                                           2002     14.09         10.98          165
                                                           2003     10.98         16.33          279
                                                           2004     16.33         18.66          421
                                                           2005     18.66         19.25          382

Calvert Social Balanced Division..................         1996     15.31         17.08          120
                                                           1997     17.08         20.31          162
                                                           1998     20.31         23.40          183
                                                           1999     23.40         26.01          222
                                                           2000     26.01         24.96          238
                                                           2001     24.96         23.01          267
                                                           2002     23.01         20.02          178
                                                           2003     20.02         23.66          193
                                                           2004     23.66         25.37          191
                                                           2005     25.37         26.56          159

Calvert Social Mid Cap Growth Division............         1996     15.80         16.80          108
                                                           1997     16.80         20.58          118
                                                           1998     20.58         26.46          133
                                                           1999     26.46         28.04          145
                                                           2000     28.04         30.98          160
                                                           2001     30.98         26.95          218
                                                           2002     26.95         19.16          144
                                                           2003     19.16         24.99          151
                                                           2004     24.99         27.07          159
                                                           2005     27.07         26.92          146

Davis Venture Value Division(e)...................         2000     30.70         31.35           11
                                                           2001     31.35         27.59           29
                                                           2002     27.59         22.86           46
                                                           2003     22.86         29.64           70
                                                           2004     29.64         32.99          137
                                                           2005     32.99         36.04          117



FFA- 114

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES                       YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
FI International Stock Division(a)................         1996   $ 14.38       $ 13.99            0
                                                           1997     13.99         13.53           10
                                                           1998     13.53         16.43           22
                                                           1999     16.43         18.95           24
                                                           2000     18.95         16.88           36
                                                           2001     16.88         13.27           52
                                                           2002     13.27         10.85           67
                                                           2003     10.85         13.76           71
                                                           2004     13.76         16.11           75
                                                           2005     16.11         18.83          388

FI Mid Cap Opportunities Division(c)(l)...........         1997     10.00         12.72           52
                                                           1998     12.72         17.28          140
                                                           1999     17.28         38.17          450
                                                           2000     38.17         26.00          719
                                                           2001     26.00         16.14        1,304
                                                           2002     16.14         11.35        1,128
                                                           2003     11.35         15.13        1,117
                                                           2004     15.13         17.57        1,159
                                                           2005     17.57         18.61          915

FI Value Leaders Division -- Class E(h)...........         2002     23.68         19.59            1
                                                           2003     19.59         24.59            4
                                                           2004     24.59         27.67           10
                                                           2005     27.67         30.29           27

Fidelity Equity-Income Division...................         1996     21.19         23.99          659
                                                           1997     23.99         30.44          906
                                                           1998     30.44         33.66          963
                                                           1999     33.66         35.46        1,036
                                                           2000     35.46         38.08        1,019
                                                           2001     38.08         35.85        1,330
                                                           2002     35.85         29.49        1,124
                                                           2003     29.49         38.08        1,135
                                                           2004     38.08         42.07          846
                                                           2005     42.07         44.11          662



                                                                        FFA- 115

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES                       YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fidelity Growth Division..........................         1996   $ 21.08       $ 23.95        1,058
                                                           1997     23.95         29.30        1,317
                                                           1998     29.30         40.48        1,363
                                                           1999     40.48         55.12        1,554
                                                           2000     55.12         48.60        1,636
                                                           2001     48.60         39.64        1,859
                                                           2002     39.64         27.45        1,486
                                                           2003     27.45         36.12        1,534
                                                           2004     36.12         36.99        1,302
                                                           2005     36.99         38.77          952

Fidelity Investment Grade Bond Division...........         1996     14.14         14.46          133
                                                           1997     14.46         15.62          170
                                                           1998     15.62         16.84          218
                                                           1999     16.84         16.51          218
                                                           2000     16.51         18.19          245
                                                           2001     18.19         19.54          399
                                                           2002     19.54         21.36          414
                                                           2003     21.36         22.16          430
                                                           2004     22.16         22.93          334
                                                           2005     22.93         23.22          245

Fidelity Money Market Division....................         1996     11.66         12.18          101
                                                           1997     12.18         12.72           81
                                                           1998     12.72         13.29          148
                                                           1999     13.29         13.85          761
                                                           2000     13.85         14.59        1,119
                                                           2001     14.59         15.06        1,117
                                                           2002     15.06         15.17          887
                                                           2003     15.17         15.17          760
                                                           2004     15.17         15.21          621
                                                           2005     15.21         15.53          395



FFA- 116

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES                       YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Fidelity Overseas Division........................         1996   $ 14.33       $ 16.07          365
                                                           1997     16.07         17.76          508
                                                           1998     17.76         19.84          486
                                                           1999     19.84         28.03          513
                                                           2000     28.03         22.46          560
                                                           2001     22.46         17.54          577
                                                           2002     17.54         13.85          447
                                                           2003     13.85         19.67          488
                                                           2004     19.67         22.14          477
                                                           2005     22.14         26.12          461

Franklin Templeton Small Cap Growth Division(f)...         2001     10.00          8.82            9
                                                           2002      8.82          6.30           13
                                                           2003      6.30          9.05           32
                                                           2004      9.05          9.99           53
                                                           2005      9.99         10.36           50

Harris Oakmark Focused Value Division(f)..........         2001     24.53         27.50           24
                                                           2002     27.50         24.83           49
                                                           2003     24.83         32.63           94
                                                           2004     32.63         35.53          171
                                                           2005     35.53         38.71          299

Harris Oakmark International Division -- Class
  E(h)............................................         2002     10.62          8.88            0
                                                           2003      8.88         11.90            9
                                                           2004     11.90         14.22           56
                                                           2005     14.22         16.10          129

Harris Oakmark Large Cap Value Division(d)........         1998     10.00          9.71            0
                                                           1999      9.71          8.96            6
                                                           2000      8.96          9.98           15
                                                           2001      9.98         11.70          103
                                                           2002     11.70          9.95          136
                                                           2003      9.95         12.37          270
                                                           2004     12.37         13.65          535
                                                           2005     13.65         13.33          466



                                                                        FFA- 117

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES                       YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Janus Aggressive Growth Division(f)(i)............         2001   $ 10.03       $  7.79           18
                                                           2002      7.79          5.36           26
                                                           2003      5.36          6.87           54
                                                           2004      6.87          7.41           84
                                                           2005      7.41          8.36           45

Jennison Growth Division(e)(k)....................         2000      9.82          7.25           14
                                                           2001      7.25          4.97           41
                                                           2002      4.97          3.50           58
                                                           2003      3.50          4.36           90
                                                           2004      4.36          4.53           87
                                                           2005      4.53          5.06           68

Lazard Mid-Cap Division -- Class E(h).............         2002     11.43          9.73            1
                                                           2003      9.73         12.18            9
                                                           2004     12.18         13.81           42
                                                           2005     13.81         14.81           42

Legg Mason Value Equity Division(m)...............         2001      9.45          8.41            1
                                                           2002      8.41          6.65            3
                                                           2003      6.65          8.03            8
                                                           2004      8.03          8.85           36
                                                           2005      8.85          9.41           17

Lehman Brothers(R) Aggregate Bond Division(d).....         1998     10.00         10.12            0
                                                           1999     10.12          9.89            3
                                                           2000      9.89         10.91           26
                                                           2001     10.91         11.61           82
                                                           2002     11.61         12.68          131
                                                           2003     12.68         13.02          152
                                                           2004     13.02         13.42          180
                                                           2005     13.42         13.57          134



FFA- 118

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES                       YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Loomis Sayles Small Cap Division(e)...............         2000   $ 26.26       $ 26.03            2
                                                           2001     26.03         23.51           11
                                                           2002     23.51         18.27           15
                                                           2003     18.27         24.70           15
                                                           2004     24.70         28.47           34
                                                           2005     28.47         30.16           23

Lord Abbett Bond Debenture Division(c)(g).........         1997     10.00         10.53            8
                                                           1998     10.53          9.65           37
                                                           1999      9.65         11.26           50
                                                           2000     11.26         11.05           53
                                                           2001     11.05         10.80           65
                                                           2002     10.80         10.83           80
                                                           2003     10.83         12.83           84
                                                           2004     12.83         13.78          132
                                                           2005     13.78         13.90          159

Met/AIM Small Cap Growth Division -- Class E(h)...         2002     11.26          8.54           --
                                                           2003      8.54         11.76            6
                                                           2004     11.76         12.42           11
                                                           2005     12.42         13.34            7

MetLife Mid Cap Stock Index Division(e)...........         2000     10.00         10.63           19
                                                           2001     10.63         10.41           59
                                                           2002     10.41          8.77           88
                                                           2003      8.77         11.73          142
                                                           2004     11.73         13.48          243
                                                           2005     13.48         14.99          300



                                                                        FFA- 119

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES                       YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
MetLife Stock Index Division......................         1996   $ 20.43       $ 24.82          514
                                                           1997     24.82         32.49          799
                                                           1998     32.49         41.28          942
                                                           1999     41.28         49.39        1,245
                                                           2000     49.39         44.36        1,251
                                                           2001     44.36         38.60        1,515
                                                           2002     38.60         29.69        1,329
                                                           2003     29.69         37.71        1,368
                                                           2004     37.71         41.29        1,224
                                                           2005     41.29         42.80          908

MFS Research International Division(f)............         2001     10.00          8.74            2
                                                           2002      8.74          7.66           15
                                                           2003      7.66         10.04           24
                                                           2004     10.04         11.90           45
                                                           2005     11.90         13.77           60

MFS Total Return Division(j)......................         2004     33.30         36.38          436
                                                           2005     36.38         37.16          403

Morgan Stanley EAFE(R) Index Division(d)..........         1998     10.00         10.79            0
                                                           1999     10.79         13.35           11
                                                           2000     13.35         11.31           44
                                                           2001     11.31          8.77           68
                                                           2002      8.77          7.24           78
                                                           2003      7.24          9.87          102
                                                           2004      9.87         11.70          168
                                                           2005     11.70         13.13          169

Neuberger Berman Mid Cap Value Division(d)........         1998     10.00         10.72            0
                                                           1999     10.72         12.50           10
                                                           2000     12.50         15.88           55
                                                           2001     15.88         15.33          106
                                                           2002     15.33         13.73          102
                                                           2003     13.73         18.57          131
                                                           2004     18.57         22.60          236
                                                           2005     22.60         25.14          272



FFA- 120

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES                       YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
Neuberger Berman Real Estate Division -- Class
  E(j)............................................         2004   $  9.99       $ 12.88           48
                                                           2005     12.88         14.48           67

Oppenheimer Capital Appreciation Division -- Class
  E(n)............................................         2005     10.02         10.93            1

Oppenheimer Global Equity Division(c).............         1997     10.00         10.87           56
                                                           1998     10.87         12.49          146
                                                           1999     12.49         15.49          178
                                                           2000     15.49         15.09          212
                                                           2001     15.09         12.55          316
                                                           2002     12.55         10.44          270
                                                           2003     10.44         13.49          295
                                                           2004     13.49         15.55          293
                                                           2005     15.55         17.91          826

PIMCO Total Return Division(f)....................         2001     10.00         10.56           14
                                                           2002     10.56         11.47           11
                                                           2003     11.47         11.87          199
                                                           2004     11.87         12.38          315
                                                           2005     12.38         12.56          301

RCM Global Technology Division(f).................         2001     10.00          7.45            5
                                                           2002      7.45          3.65            5
                                                           2003      3.65          5.70           64
                                                           2004      5.70          5.41           61
                                                           2005      5.41          5.97           45

Russell 2000(R) Index Division(d).................         1998     10.00         10.53            0
                                                           1999     10.53         12.80           30
                                                           2000     12.80         12.20           75
                                                           2001     12.20         12.19          132
                                                           2002     12.19          9.60          162
                                                           2003      9.60         13.90          158
                                                           2004     13.90         16.21          246
                                                           2005     16.21         16.78          231



                                                                        FFA- 121

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES                       YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth Division(d)........         1998   $ 10.00       $ 11.01            0
                                                           1999     11.01         13.33           16
                                                           2000     13.33         13.14           82
                                                           2001     13.14         11.72          115
                                                           2002     11.72          8.91           88
                                                           2003      8.91         11.55          123
                                                           2004     11.55         12.58          156
                                                           2005     12.58         13.28          133

T. Rowe Price Mid-Cap Growth Division(f)..........         2001     10.00          8.44           28
                                                           2002      8.44          4.68           75
                                                           2003      4.68          6.36           90
                                                           2004      6.36          7.44          171
                                                           2005      7.44          8.47          175

T. Rowe Price Small Cap Growth Division(c)........         1997     10.00         11.78          108
                                                           1998     11.78         12.08          242
                                                           1999     12.08         15.31          317
                                                           2000     15.31         13.79          425
                                                           2001     13.79         12.42          602
                                                           2002     12.42          9.02          610
                                                           2003      9.02         12.59          629
                                                           2004     12.59         13.86          549
                                                           2005     13.86         15.24          446

Western Asset Management Strategic Bond
  Opportunities Division(f).......................         2001     16.05         16.56            2
                                                           2002     16.56         17.98            6
                                                           2003     17.98         20.06           31
                                                           2004     20.06         21.18           82
                                                           2005     21.18         21.58           48

Western Asset Management U.S. Government
  Division(f).....................................         2001     14.83         15.39           19
                                                           2002     15.39         16.46           40
                                                           2003     16.46         16.58           53
                                                           2004     16.58         16.92           84
                                                           2005     16.92         17.05           65

MetLife Aggressive Allocation Division(n).........         2005      9.99         11.20            1



FFA- 122

---------------------------------------------------------------------------------------------------------
                                                                                          NUMBER OF UNITS
                                                                 UNIT VALUE    UNIT VALUE   OUTSTANDING
                                                                AT BEGINNING     AT END   AT END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES                       YEAR   OF YEAR       OF YEAR   (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------
MetLife Conservative Allocation Division(n).......         2005   $  9.99       $ 10.34            0

MetLife Conservative to Moderate Allocation
  Division(n).....................................         2005      9.99         10.57            2

MetLife Moderate Allocation Division(n)...........         2005      9.99         10.79           29

MetLife Moderate to Aggressive Allocation
  Division(n).....................................         2005      9.99         11.02            7


----------------
NOTES:


(a) INCEPTION DATE: MAY 1, 1996.



(b) THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.



(c) INCEPTION DATE: MARCH 3, 1997.



(d) INCEPTION DATE: NOVEMBER 9, 1998.



(e) INCEPTION DATE: JULY 5, 2000.



(f) INCEPTION DATE: MAY 1, 2001.



(g) THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.



(h) INCEPTION DATE: MAY 1, 2002.



(i) THE ASSETS OF JANUS GROWTH DIVISION WERE MERGED INTO JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003. ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.



(j) INCEPTION DATE: MAY 1, 2004.



(k) THE ASSETS IN THIS INVESTMENT DIVISION MERGED INTO JENNISION GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THIS INVESTMENT DIVISION IS NO LONGER AVAILABLE.



(l) THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF JANUS MID CAP DIVISION.



(m) THE ASSETS OF MFS(R) Investors Trust Division were merged into the Legg Mason Value Equity Division prior to the opening of business on May 1, 2006. Accumulation unit values prior to May 1, 2006 are those of MFS(R) Investors Division.



(n) INCEPTION DATE: MAY 1, 2005.



                                                                        FFA- 123

APPENDIX C


WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL

RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.


FFA- 124

APPENDIX D



PORTFOLIO LEGAL AND MARKETING NAMES



                                     LEGAL NAME OF
SERIES FUND/TRUST                   PORTFOLIO SERIES       MARKETING NAME
-------------------------------    ------------------    ------------------
AMERICAN FUNDS INSURANCE SERIES        Bond Fund           American Funds
                                                             Bond Fund
AMERICAN FUNDS INSURANCE SERIES       Global Small         American Funds
                                     Capitalization         Global Small
                                          Fund             Capitalization
                                                                Fund
AMERICAN FUNDS INSURANCE SERIES    Growth-Income Fund      American Funds
                                                         Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES       Growth Fund          American Funds
                                                            Growth Fund
CALVERT VARIABLE SERIES, INC.       Social Balanced        Calvert Social
                                       Portfolio         Balanced Portfolio
CALVERT VARIABLE SERIES, INC.        Social Mid Cap      Calvert Social Mid
                                    Growth Portfolio         Cap Growth
                                                             Portfolio
METROPOLITAN SERIES FUND, INC.      FI International      FI International
                                    Stock Portfolio       Stock Portfolio
                                                             (Fidelity)
METROPOLITAN SERIES FUND, INC.        FI Large Cap          FI Large Cap
                                       Portfolio             Portfolio
                                                             (Fidelity)
METROPOLITAN SERIES FUND, INC.         FI Mid Cap            FI Mid Cap
                                     Opportunities         Opportunities
                                       Portfolio             Portfolio
                                                             (Fidelity)
METROPOLITAN SERIES FUND, INC.      FI Value Leaders      FI Value Leaders
                                       Portfolio             Portfolio
                                                             (Fidelity)
VARIABLE INSURANCE PRODUCTS         Investment Grade        Fidelity VIP
                                     Bond Portfolio       Investment Grade
                                                           Bond Portfolio
VARIABLE INSURANCE PRODUCTS          Equity-Income          Fidelity VIP
                                       Portfolio           Equity-Income
                                                             Portfolio
VARIABLE INSURANCE PRODUCTS         Growth Portfolio        Fidelity VIP
                                                          Growth Portfolio
VARIABLE INSURANCE PRODUCTS           Money Market       Fidelity VIP Money
                                       Portfolio          Market Portfolio
VARIABLE INSURANCE PRODUCTS        Overseas Portfolio       Fidelity VIP
                                                         Overseas Portfolio



                                                                        FFA- 125

APPENDIX E


TABLE OF CONTENTS FOR THE STATEMENT OF

ADDITIONAL INFORMATION


                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM... ...     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     3
EXPERIENCE FACTOR................. .................     3
VARIABLE INCOME PAYMENTS............. ..............     4
INVESTMENT MANAGEMENT FEES............ .............     7
ADVERTISEMENT OF THE SEPARATE ACCOUNT....... .......    11
VOTING RIGHTS................... ...................    12
ERISA....................... .......................    13
TAXES....................... .......................    14
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....   F-1
FINANCIAL STATEMENTS OF METLIFE.......... ..........   F-1


[PEANUTS GANG GRAPHIC]


FFA- 126

                           REQUEST FOR A STATEMENT OF

                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E

[ ] Metropolitan Series Fund, Inc.

[ ] Met Investors Series Trust

[ ] Calvert Social Balanced Portfolio and Calvert Social Mid Cap Growth
    Portfolio

[ ] Fidelity Variable Insurance Products Funds

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

                                    Name -------------------------------
-------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

                          SUPPLEMENT DATED MAY 1, 2006


                           TO THE PROSPECTUSES DATED


                          MAY 1, 2004 AND MAY 1, 2005


                      METROPOLITAN LIFE SEPARATE ACCOUNT E
   PREFERENCE PLUS(R) ACCOUNT VARIABLE DEFERRED AND INCOME ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                            NEW YORK, NEW YORK 10166


     This supplement updates certain information in the prospectuses dated May 1, 2004 and May 1, 2005, describing Preference Plus(R) Account variable annuity Contracts funded by Metropolitan Life Separate Account E. The Income Annuities are no longer available. You should read and retain this supplement for future reference. For more information, request a copy of the prospectus and the Statement of Additional Information ("SAI"), dated May 1, 2006. The SAI is considered part of this supplement as though it were included in the supplement. To view or download the SAI, go to our website www.metlife.com. To request a free copy of the prospectus, SAI or to ask questions, write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, RI 02893 or telephone 1-800-638-7732.


     An investment in any variable annuity involves investment risk. You could lose money you invest. Money invested is Not: a bank deposit or obligation; federally insured or guaranteed; or endorsed by any bank or other financial institution.

     The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view the complete prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if the prospectus is truthful or complete. Any representation otherwise is a criminal offense.

     This Supplement is not valid unless preceded by the current Metropolitan Series Fund, Inc., the Met Investors Series Trust and the American Funds Insurance Series prospectuses which contain additional information about each Fund. You should read these prospectuses and keep them for future reference.


     The May 1, 2004 prospectus contained a description of a variable income annuity named Preference Plus(R) Income Advantage. This supplement deletes all references and descriptions of that annuity Contract and contains other updated material from your last prospectus.

     You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the Contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account/Fixed Income Option (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), Portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios and the funds are referred to as Portfolios in this Prospectus.




WESTERN ASSET MANAGEMENT U.S. GOVERNMENT


  (FORMERLY, SALOMON BROTHERS U.S. GOVERNMENT)


BLACKROCK BOND INCOME


AMERICAN FUNDS BOND


LEHMAN BROTHERS(R) AGGREGATE BOND INDEX


PIMCO TOTAL RETURN


WESTERN ASSET MANAGEMENT STRATEGIC BOND


  OPPORTUNITIES (FORMERLY, SALOMON BROTHERS


  STRATEGIC BOND OPPORTUNITIES)


LORD ABBETT BOND DEBENTURE


PIMCO INFLATION PROTECTED BOND


BLACKROCK DIVERSIFIED


MFS(R) TOTAL RETURN


NEUBERGER BERMAN REAL ESTATE


HARRIS OAKMARK FOCUSED VALUE


BLACKROCK LARGE CAP VALUE


DAVIS VENTURE VALUE


FI VALUE LEADERS


HARRIS OAKMARK LARGE CAP VALUE


NEUBERGER BERMAN MID CAP VALUE


OPPENHEIMER GLOBAL EQUITY


BLACKROCK STRATEGIC VALUE


BLACKROCK INVESTMENT TRUST


AMERICAN FUNDS GROWTH-INCOME


LEGG MASON VALUE EQUITY


METLIFE STOCK INDEX


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION


FI MID CAP OPPORTUNITIES


LAZARD MID-CAP (FORMERLY, MET/AIM MID CAP


  CORE EQUITY)


METLIFE MID CAP STOCK INDEX


FI INTERNATIONAL STOCK


HARRIS OAKMARK INTERNATIONAL


MFS(R) RESEARCH INTERNATIONAL


MORGAN STANLEY EAFE(R) INDEX


BLACKROCK LEGACY LARGE CAP GROWTH


FI LARGE CAP


AMERICAN FUNDS GROWTH


JANUS AGGRESSIVE GROWTH


JENNISON GROWTH


OPPENHEIMER CAPITAL APPRECIATION


T. ROWE PRICE LARGE CAP GROWTH


LOOMIS SAYLES SMALL CAP


RUSSELL 2000(R) INDEX


BLACKROCK AGGRESSIVE GROWTH


T. ROWE PRICE MID-CAP GROWTH


FRANKLIN TEMPLETON SMALL CAP GROWTH


MET/AIM SMALL CAP GROWTH


T. ROWE PRICE SMALL CAP GROWTH


RCM GLOBAL TECHNOLOGY



                          ASSET ALLOCATION PORTFOLIOS



METLIFE CONSERVATIVE ALLOCATION


METLIFE CONSERVATIVE TO MODERATE ALLOCATION


METLIFE MODERATE ALLOCATION


METLIFE MODERATE TO AGGRESSIVE ALLOCATION


METLIFE AGGRESSIVE ALLOCATION



                    EXCHANGE-TRADED FUNDS ("ETF") PORTFOLIOS



CYCLICAL GROWTH ETF


CYCLICAL GROWTH AND INCOME ETF


IMPORTANT TERMS YOU SHOULD KNOW


     Substitute this term for the one in your last prospectus:



ACCUMULATION UNIT VALUE



     With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ANNUITY PURCHASE RATE


     Delete this term from this section in the May 1, 2004 prospectus:


ASSUMED INVESTMENT RETURN (AIR)


     Substitute this term for the one in the May 1, 2004 prospectus:



     Under an Income Annuity or variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES


    The following tables describe the expenses you will pay when you buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges you will pay at the time you purchase the Deferred Annuity or Income Annuity, make withdrawals from your Deferred Annuity or Income Annuity or make transfers/reallocations between the investment divisions of your Deferred Annuity or Income Annuity. The tables do not show premium and other taxes which may apply. There are no fees for the Fixed Interest Account or Fixed Income Option.
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

  Sales Load Imposed on Purchase Payments...................        None
  Early Withdrawal Charge (as a percentage of each purchase
     payment funding the withdrawal during the pay-in
     phase) (1).............................................    Up to 7%
  Exchange Fee for Deferred Annuities.......................        None
  Surrender Fee for Deferred Annuities......................        None
  Income Annuity Contract Fee (2)...........................        $350
  Transfer Fee..............................................        None

(1) AN EARLY WITHDRAWAL CHARGE OF UP TO 7% MAY APPLY IF YOU WITHDRAW PURCHASE PAYMENTS WITHIN 7 YEARS OF WHEN THEY WERE CREDITED TO YOUR DEFERRED ANNUITY. THE CHARGE ON PURCHASE PAYMENTS IS CALCULATED ACCORDING TO THE FOLLOWING
    SCHEDULE:

   DURING PURCHASE PAYMENT YEAR
   1...........................................................      7%
   2...........................................................      6%
   3...........................................................      5%
   4...........................................................      4%
   5...........................................................      3%
   6...........................................................      2%
   7...........................................................      1%
   THEREAFTER..................................................      0%

  THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. FOR EXAMPLE, EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

(2) THERE IS A ONE-TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY FOR MORE THAN TWO YEARS.
--------------------------------------------------------------------------------

    The second table describes the fees and expenses that you will bear periodically during the time you hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

Annual Contract Fee for Deferred Annuities (3)..................................................     None
Separate Account Charge (as a percentage of your average account value) (4)
  General Administrative Expenses Charge........................................................     .50%
  Mortality and Expense Risk Charge.............................................................     .75%
  Total Separate Account Annual Charge..................  Current and Maximum Guaranteed Charge:    1.25%

(3) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(4) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT CHARGE WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR THE DEFERRED ANNUITIES OR THE AMOUNT OF UNDERLYING PORTFOLIO SHARES WE HAVE DESIGNATED IN THE INVESTMENT DIVISION TO GENERATE YOUR INCOME PAYMENTS FOR THE INCOME ANNUITIES.
--------------------------------------------------------------------------------


    The third table shows the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that you may bear periodically while you hold your Contract. All of the Portfolios listed below are Class A except for the BlackRock Large Cap Value, FI Large Cap, FI Value Leaders, Lazard Mid-Cap, Met/AIM Small Cap Growth, Neuberger Berman Real Estate, MFS(R) Total Return, BlackRock Legacy Large Cap Growth, Oppenheimer Capital Appreciation, PIMCO Inflation Protected Bond, Cyclical Growth ETF, Cyclical Growth and Income ETF and Harris Oakmark International Portfolios, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds fees and expenses are contained in their respective prospectuses.



                                                                MINIMUM    MAXIMUM
                                                                -------    -------
Total Annual Metropolitan Fund, Met Investors Fund and
  American Funds Operating Expenses for the fiscal year
  ending December 31, 2005 (expenses that are deducted from
  these Funds' assets include management fees, distribution
  fees
  (12b-1 fees) and other expenses)..........................     0.29%      8.27%
After Waiver and/or Reimbursement of Expenses (5)(6)........     0.28%      1.19%

(5) MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT UNDER WHICH MET INVESTORS FUND HAS AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME OTHER EXPENSES SO THAT THE TOTAL ANNUAL EXPENSES OF EACH PORTFOLIO (OTHER THAN INTEREST, TAXES, BROKERAGE COMMISSIONS, OTHER EXPENDITURES WHICH ARE CAPITALIZED IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND OTHER EXTRAORDINARY EXPENSES NOT INCURRED IN THE ORDINARY COURSE OF EACH PORTFOLIO'S BUSINESS) WILL NOT EXCEED, AT ANY TIME PRIOR TO APRIL 30, 2006, THE FOLLOWING PERCENTAGES: 1.25 % FOR THE HARRIS OAKMARK INTERNATIONAL PORTFOLIO (CLASS E), 0.90 % FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, 1.05% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO (CLASS E), 1.20 % FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS E), 1.00 % FOR THE MFS(R) RESEARCH INTERNATIONAL PORTFOLIO, 1.05 % FOR THE NEUBERGER BERMAN REAL ESTATE PORTFOLIO (CLASS E), 0.90 % FOR THE OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS E), 1.10 % FOR THE RCM GLOBAL TECHNOLOGY PORTFOLIO AND
    0.90 % FOR THE T. ROWE PRICE MID-CAP GROWTH PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY METLIFE INVESTORS MAY, WITH THE APPROVAL OF THE TRUST'S BOARD OF TRUSTEES, BE REPAID BY THE APPLICABLE PORTFOLIO TO METLIFE INVESTORS. EXPENSES FOR THE MFS(R) RESEARCH INTERNATIONAL PORTFOLIO HAVE BEEN RESTATED TO REFLECT THE TERMS OF THE EXPENSE LIMITATION AGREEMENT. EXPENSES FOR THE JANUS AGGRESSIVE GROWTH PORTFOLIO, THE LORD ABBETT BOND DEBENTURE PORTFOLIO AND THE RCM GLOBAL TECHNOLOGY PORTFOLIO HAVE BEEN RESTATED TO REFLECT MANAGEMENT FEE REDUCTIONS THAT BECAME EFFECTIVE MAY 1, 2005. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE MET INVESTORS FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE INVESTORS AND THE MET INVESTORS FUND.


(6) PURSUANT TO AN EXPENSE AGREEMENT METLIFE ADVISERS, LLC ("METLIFE ADVISERS") HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES AND EXTRAORDINARY EXPENSES, UNDERLYING PORTFOLIO INVESTMENT MANAGEMENT FEES AND EXPENSES) AS NECESSARY TO LIMIT THE TOTAL OF SUCH EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:


                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
FI LARGE CAP PORTFOLIO (CLASS E)                                 0.95
METLIFE CONSERVATIVE ALLOCATION PORTFOLIO                        0.10
METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO            0.10
METLIFE MODERATE ALLOCATION PORTFOLIO                            0.10
METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO              0.10
METLIFE AGGRESSIVE ALLOCATION PORTFOLIO                          0.10



     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO (EXCEPT FI LARGE CAP PORTFOLIO) SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2007. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.



     METLIFE ADVISERS HAS ALSO AGREED TO WAIVE A PORTION OF ITS INVESTMENT MANAGEMENT FEE UNTIL AT LEAST APRIL 30, 2007 FOR THE FOLLOWING PORTFOLIOS IN THE PERCENTAGE AMOUNTS SPECIFIED BELOW:


                         PORTFOLIO                                        WAIVED PERCENTAGE
                         ---------                            -----------------------------------------
LOOMIS SAYLES SMALL CAP PORTFOLIO                                                   0.05% ON ALL ASSETS
LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO                                  0.006% ON ALL ASSETS
METLIFE STOCK INDEX PORTFOLIO                                                      0.007% ON ALL ASSETS
METLIFE MID CAP STOCK INDEX PORTFOLIO                                              0.007% ON ALL ASSETS
RUSSELL 2000(R) INDEX PORTFOLIO                                                    0.007% ON ALL ASSETS
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                                             0.007% ON ALL ASSETS
BLACKROCK BOND INCOME PORTFOLIO                                0.025% ON ASSETS IN EXCESS OF $1 BILLION
                                                                               AND LESS THAN $2 BILLION
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO                      0.015% ON THE FIRST $50 MILLION OF ASSETS

     THE EFFECT OF SUCH WAIVER IS THAT PERFORMANCE RESULTS ARE INCREASED. SEE THE ATTACHED PROSPECTUS FOR THE METROPOLITAN FUND FOR MORE INFORMATION ABOUT THE AGREEMENT TO WAIVE OR LIMIT FEES AND TO ASSUME OTHER EXPENSES BETWEEN METLIFE ADVISERS AND THE METROPOLITAN FUND.

                                                                        C             A+B+C=D
METROPOLITAN FUND ANNUAL EXPENSES                A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2005     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (8)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Western Asset Management U.S. Government
  Portfolio(7)(23)........................      0.54      0.00         0.07             0.61
BlackRock Bond Income
  Portfolio(6)(7)(10)(18).................      0.40      0.00         0.07             0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(6)............................      0.25      0.00         0.06             0.31
Western Asset Management Strategic Bond
  Opportunities Portfolio(7)(23)..........      0.65      0.00         0.10             0.75
BlackRock Diversified Portfolio(7)(18)....      0.44      0.00         0.06             0.50
MFS(R) Total Return Portfolio (Class
  E)(7)(9)(28)............................      0.57      0.15         0.16             0.88
Harris Oakmark Focused Value
  Portfolio(7)............................      0.73      0.00         0.04             0.77
BlackRock Large Cap Value Portfolio (Class
  E)(7)(9)(18)............................      0.70      0.15         0.15             1.00
Davis Venture Value Portfolio(7)..........      0.72      0.00         0.04             0.76
FI Value Leaders Portfolio (Class
  E)(7)(9)................................      0.66      0.15         0.07             0.88
Harris Oakmark Large Cap Value
  Portfolio(7)............................      0.72      0.00         0.06             0.78
Neuberger Berman Mid Cap Value
  Portfolio(7)............................      0.67      0.00         0.09             0.76
Oppenheimer Global Equity
  Portfolio(7)(20)........................      0.60      0.00         0.33             0.93
BlackRock Strategic Value
  Portfolio(7)(18)........................      0.83      0.00         0.06             0.89
BlackRock Investment Trust
  Portfolio(7)(18)........................      0.49      0.00         0.06             0.55
MetLife Stock Index Portfolio(6)..........      0.25      0.00         0.04             0.29
FI Mid Cap Opportunities
  Portfolio(7)(15)........................      0.68      0.00         0.07             0.75
MetLife Mid Cap Stock Index Portfolio(6)...     0.25      0.00         0.09             0.34
FI International Stock Portfolio(7)(16)...      0.86      0.00         0.20             1.06
Morgan Stanley EAFE(R) Index
  Portfolio(6)............................      0.30      0.00         0.22             0.52
BlackRock Legacy Large Cap Growth Portfolio
  (Class E)(7)(9)(18).....................      0.73      0.15         0.07             0.95
FI Large Cap Portfolio (Class
  E)(6)(7)(9)(27).........................      0.80      0.15         0.06             1.01
Jennison Growth Portfolio(7)(19)..........      0.64      0.00         0.05             0.69
T. Rowe Price Large Cap Growth
  Portfolio(6)(7).........................      0.60      0.00         0.12             0.72
Loomis Sayles Small Cap Portfolio(6)(7)...      0.90      0.00         0.08             0.98
Russell 2000(R) Index Portfolio(6)........      0.25      0.00         0.11             0.36
BlackRock Aggressive Growth
  Portfolio(7)(18)........................      0.73      0.00         0.06             0.79
Franklin Templeton Small Cap Growth
  Portfolio(7)............................      0.90      0.00         0.23             1.13
T. Rowe Price Small Cap Growth
  Portfolio(7)............................      0.51      0.00         0.09             0.60

                                                                D-E=F
METROPOLITAN FUND ANNUAL EXPENSES                  E        TOTAL EXPENSES
for fiscal year ending December 31, 2005        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (8)  REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
Western Asset Management U.S. Government
  Portfolio(7)(23)........................        0.00           0.61
BlackRock Bond Income
  Portfolio(6)(7)(10)(18).................        0.00           0.47
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(6)............................        0.01           0.30
Western Asset Management Strategic Bond
  Opportunities Portfolio(7)(23)..........        0.00           0.75
BlackRock Diversified Portfolio(7)(18)....        0.00           0.50
MFS(R) Total Return Portfolio (Class
  E)(7)(9)(28)............................        0.00           0.88
Harris Oakmark Focused Value
  Portfolio(7)............................        0.00           0.77
BlackRock Large Cap Value Portfolio (Class
  E)(7)(9)(18)............................        0.00           1.00
Davis Venture Value Portfolio(7)..........        0.00           0.76
FI Value Leaders Portfolio (Class
  E)(7)(9)................................        0.00           0.88
Harris Oakmark Large Cap Value
  Portfolio(7)............................        0.00           0.78
Neuberger Berman Mid Cap Value
  Portfolio(7)............................        0.00           0.76
Oppenheimer Global Equity
  Portfolio(7)(20)........................        0.00           0.93
BlackRock Strategic Value
  Portfolio(7)(18)........................        0.00           0.89
BlackRock Investment Trust
  Portfolio(7)(18)........................        0.00           0.55
MetLife Stock Index Portfolio(6)..........        0.01           0.28
FI Mid Cap Opportunities
  Portfolio(7)(15)........................        0.00           0.75
MetLife Mid Cap Stock Index Portfolio(6)...       0.01           0.33
FI International Stock Portfolio(7)(16)...        0.00           1.06
Morgan Stanley EAFE(R) Index
  Portfolio(6)............................        0.01           0.51
BlackRock Legacy Large Cap Growth Portfolio
  (Class E)(7)(9)(18).....................        0.00           0.95
FI Large Cap Portfolio (Class
  E)(6)(7)(9)(27).........................        0.00           1.01
Jennison Growth Portfolio(7)(19)..........        0.00           0.69
T. Rowe Price Large Cap Growth
  Portfolio(6)(7).........................        0.00           0.72
Loomis Sayles Small Cap Portfolio(6)(7)...        0.05           0.93
Russell 2000(R) Index Portfolio(6)........        0.01           0.35
BlackRock Aggressive Growth
  Portfolio(7)(18)........................        0.00           0.79
Franklin Templeton Small Cap Growth
  Portfolio(7)............................        0.00           1.13
T. Rowe Price Small Cap Growth
  Portfolio(7)............................        0.00           0.60


                                                       B              A+B=C
                                        A        OTHER EXPENSES   TOTAL EXPENSES
                                    MANAGEMENT       BEFORE       BEFORE WAIVER/
ASSET ALLOCATION PORTFOLIOS            FEES      REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------
MetLife Conservative Allocation
  Portfolio(6)(22)................     0.10           0.95             1.05
MetLife Conservative to Moderate
  Allocation Portfolio(6)(22).....     0.10           0.31             0.41
MetLife Moderate Allocation
  Portfolio(6)(22)................     0.10           0.19             0.29
MetLife Moderate to Aggressive
  Allocation Portfolio(6)(22).....     0.10           0.24             0.34
MetLife Aggressive Allocation
  Portfolio(6)(22)................     0.10           1.66             1.76


                                                                                                       TOTAL EXPENSES FOR
                                                              C-D=E             TOTAL EXPENSES         THE PORTFOLIO AND
                                            D            TOTAL EXPENSES         AFTER WAIVER/        UNDERLYING PORTFOLIOS
                                         WAIVER/          AFTER WAIVER/       REIMBURSEMENT FOR          AFTER WAIVER/
ASSET ALLOCATION PORTFOLIOS           REIMBURSEMENT       REIMBURSEMENT     UNDERLYING PORTFOLIOS        REIMBURSEMENT
----------------------------------  ---------------------------------------------------------------------------------------
MetLife Conservative Allocation
  Portfolio(6)(22)................        0.95                0.10                   0.63                     0.73
MetLife Conservative to Moderate
  Allocation Portfolio(6)(22).....        0.31                0.10                   0.65                     0.75
MetLife Moderate Allocation
  Portfolio(6)(22)................        0.19                0.10                   0.69                     0.79
MetLife Moderate to Aggressive
  Allocation Portfolio(6)(22).....        0.24                0.10                   0.71                     0.81
MetLife Aggressive Allocation
  Portfolio(6)(22)................        1.66                0.10                   0.72                     0.82


                                                                        C             A+B+C=D
MET INVESTORS FUND ANNUAL EXPENSES               A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2005     MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)(8)      FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio(17)...........     0.50      0.00         0.07             0.57
Lord Abbett Bond Debenture
  Portfolio(7)(10).........................     0.51      0.00         0.05             0.56
PIMCO Inflation Protected Bond Portfolio
  (Class E)(5)(9)(27)......................     0.50      0.15         0.05             0.70
Neuberger Berman Real Estate Portfolio
  (Class E)(5)(7)(9).......................     0.67      0.15         0.03             0.85
Legg Mason Value Equity Portfolio(5)(14)...     0.70      0.00         7.57             8.27
Lazard Mid-Cap Portfolio (Class
  E)(5)(7)(9)(24)..........................     0.70      0.15         0.09             0.94
Harris Oakmark International Portfolio
  (Class E)(5)(7)(9)(11)...................     0.82      0.15         0.13             1.10
MFS(R) Research International
  Portfolio(5)(7)(17)......................     0.74      0.00         0.22             0.96
Janus Aggressive Growth
  Portfolio(5)(7)(13)......................     0.67      0.00         0.05             0.72
Oppenheimer Capital Appreciation Portfolio
  (Class E)(5)(7)(9)(17)...................     0.59      0.15         0.09             0.83
T. Rowe Price Mid-Cap Growth
  Portfolio(5)(12).........................     0.75      0.00         0.07             0.82
Met/AIM Small Cap Growth Portfolio (Class
  E)(5)(7)(9)(17)..........................     0.90      0.15         0.11             1.16
RCM Global Technology
  Portfolio(5)(7)(17)(21)(26)..............     0.92      0.00         0.27             1.19

                                                                D-E=F
MET INVESTORS FUND ANNUAL EXPENSES                 E        TOTAL EXPENSES
for fiscal year ending December 31, 2005        WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(8)   REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio(17)...........       0.00           0.57
Lord Abbett Bond Debenture
  Portfolio(7)(10).........................       0.00           0.56
PIMCO Inflation Protected Bond Portfolio
  (Class E)(5)(9)(27)......................       0.00           0.70
Neuberger Berman Real Estate Portfolio
  (Class E)(5)(7)(9).......................       0.00           0.85
Legg Mason Value Equity Portfolio(5)(14)...       7.47           0.80
Lazard Mid-Cap Portfolio (Class
  E)(5)(7)(9)(24)..........................       0.00           0.94
Harris Oakmark International Portfolio
  (Class E)(5)(7)(9)(11)...................       0.00           1.10
MFS(R) Research International
  Portfolio(5)(7)(17)......................       0.00           0.96
Janus Aggressive Growth
  Portfolio(5)(7)(13)......................       0.00           0.72
Oppenheimer Capital Appreciation Portfolio
  (Class E)(5)(7)(9)(17)...................       0.00           0.83
T. Rowe Price Mid-Cap Growth
  Portfolio(5)(12).........................       0.00           0.82
Met/AIM Small Cap Growth Portfolio (Class
  E)(5)(7)(9)(17)..........................       0.00           1.16
RCM Global Technology
  Portfolio(5)(7)(17)(21)(26)..............       0.00           1.19



                                                                  C             A+B+C=D
                                           A          B     OTHER EXPENSES   TOTAL EXPENSES
                                       MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
           ETF PORTFOLIOS                 FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------
Cyclical Growth ETF Portfolio (Class
  E)(5)(9)(25)(27)...................     0.45      0.15         1.89             2.49
Cyclical Growth and Income ETF
  Portfolio (Class
  E)(5)(9)(25)(27)...................     0.45      0.15         3.03             3.63

                                                                               TOTAL EXPENSES FOR
                                                                 D-E=F         THE PORTFOLIO AND
                                               E            TOTAL EXPENSES   UNDERLYING PORTFOLIOS
                                            WAIVER/          AFTER WAIVER/       AFTER WAIVER/
           ETF PORTFOLIOS                REIMBURSEMENT       REIMBURSEMENT       REIMBURSEMENT
-------------------------------------  ------------------------------------------------------------
Cyclical Growth ETF Portfolio (Class
  E)(5)(9)(25)(27)...................        1.79                0.70                 1.08
Cyclical Growth and Income ETF
  Portfolio (Class
  E)(5)(9)(25)(27)...................        2.93                0.70                 1.03


                                                                             C             A+B+C=D
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                A          B     OTHER EXPENSES   TOTAL EXPENSES
for fiscal year ending December 31, 2005          MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)(7)(8)(9)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
American Funds Bond Portfolio(27)...                 0.43      0.25         0.01             0.69
American Funds Growth-Income Portfolio...            0.28      0.25         0.01             0.54
American Funds Global Small Capitalization
  Portfolio................                          0.74      0.25         0.05             1.04
American Funds Growth Portfolio...                   0.33      0.25         0.02             0.60

                                                                     D-E=F
AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES                  E        TOTAL EXPENSES
for fiscal year ending December 31, 2005             WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)(7)(8)(9)  REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------  -----------------------------
American Funds Bond Portfolio(27)...                   0.00           0.69
American Funds Growth-Income Portfolio...              0.00           0.54
American Funds Global Small Capitalization
  Portfolio................                            0.00           1.04
American Funds Growth Portfolio...                     0.00           0.60

(7 ) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN
     DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND SAI FOR EACH RESPECTIVE FUND.



(8 ) TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT DO NOT REFLECT ANY EXPENSE
     REDUCTIONS RESULTING FROM VOLUNTARY WAIVERS OR TRADES PLACED WITH CERTAIN BROKERS. FOR MORE INFORMATION, SEE THE PROSPECTUS AND SAI FOR EACH FUND.



(9 ) EACH OF THE AMERICAN, METROPOLITAN AND MET INVESTORS FUNDS HAS ADOPTED A
     DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.



(10) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE NEW ENGLAND ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.



(11) ON JANUARY 1, 2003, HARRIS ASSOCIATES L.P. BECAME THE SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO, WHICH CHANGED ITS NAME TO HARRIS OAKMARK INTERNATIONAL PORTFOLIO. THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT A NEW MANAGEMENT FEE SCHEDULE THAT BECAME EFFECTIVE DECEMBER 1, 2005.



(12) ON JANUARY 1, 2003, T. ROWE PRICE ASSOCIATES INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE MFS(R) MID CAP GROWTH PORTFOLIO, WHICH CHANGED ITS NAME TO
     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO.



(13) ON APRIL 28, 2003, THE JANUS GROWTH PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JANUS AGGRESSIVE GROWTH PORTFOLIO OF THE MET INVESTORS FUND.



(14) PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004, THE MFS(R) RESEARCH MANAGERS PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE MFS(R) INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND. PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006, THE MFS(R) INVESTORS TRUST PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LEGG MASON VALUE EQUITY PORTFOLIO OF THE MET INVESTORS FUND.



(15) PRIOR TO THE OPENING ON BUSINESS ON MAY 3, 2004, THE FI MID CAP OPPORTUNITIES PORTFOLIO WAS MERGED INTO THE JANUS MID CAP PORTFOLIO AND FIDELITY MANAGEMENT & RESEARCH COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PORTFOLIO, WHICH CHANGED ITS NAME TO FI MID CAP OPPORTUNITIES PORTFOLIO.



(16) ON DECEMBER 16, 2003, FIDELITY RESEARCH & MANAGEMENT COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR THE PUTNAM INTERNATIONAL STOCK PORTFOLIO, WHICH CHANGED ITS NAME TO FI INTERNATIONAL STOCK PORTFOLIO.



(17) FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER OF THESE PORTFOLIOS IN PRIOR YEARS WERE REPAID IN THE LAST FISCAL YEAR TO THE INVESTMENT MANAGER BY THESE PORTFOLIOS WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE AMOUNTS ARE INCLUDED IN THE "OTHER EXPENSES BEFORE REIMBURSEMENT" COLUMN. THE AMOUNTS PER PORTFOLIO ARE:



                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
PIMCO TOTAL RETURN PORTFOLIO                                     0.01
MET/AIM SMALL CAP GROWTH PORTFOLIO                               0.04
MFS(R) RESEARCH INTERNATIONAL PORTFOLIO                          0.05
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO                       0.05
RCM GLOBAL TECHNOLOGY PORTFOLIO                                  0.14



(18) EFFECTIVE JANUARY 31, 2005, BLACKROCK ADVISORS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE STATE STREET RESEARCH BOND INCOME PORTFOLIO, THE STATE STREET RESEARCH DIVERSIFIED PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO, THE STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO, THE STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO, THE STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO AND THE STATE STREET RESEARCH AURORA PORTFOLIO, WHICH CHANGED THEIR NAMES AS SHOWN IN THE FOLLOWING
     TABLE:



                PRIOR PORTFOLIO NAME                           NEW PORTFOLIO NAME
                --------------------                           ------------------
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO       BLACKROCK AGGRESSIVE GROWTH
                                                        PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO                  BLACKROCK STRATEGIC VALUE
                                                        PORTFOLIO
STATE STREET RESEARCH BOND INCOME PORTFOLIO             BLACKROCK BOND INCOME PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO             BLACKROCK DIVERSIFIED PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO        BLACKROCK INVESTMENT TRUST
                                                        PORTFOLIO
STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO        BLACKROCK LEGACY LARGE CAP GROWTH
                                                        PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO         BLACKROCK LARGE CAP VALUE
                                                        PORTFOLIO



(19) PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005, THE MET/PUTNAM VOYAGER PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE JENNISON GROWTH PORTFOLIO OF THE METROPOLITAN FUND.



(20) ON MAY 1, 2005, OPPENHEIMERFUNDS, INC. BECAME THE SUB-INVESTMENT MANAGER FOR THE SCUDDER GLOBAL EQUITY PORTFOLIO, WHICH CHANGED ITS NAME TO OPPENHEIMER GLOBAL EQUITY PORTFOLIO.



(21) ON JANUARY 15, 2005, RCM CAPITAL MANAGEMENT LLC BECAME THE SUB-INVESTMENT MANAGER FOR THE PIMCO PEA INNOVATION PORTFOLIO, WHICH CHANGED ITS NAME TO RCM GLOBAL TECHNOLOGY PORTFOLIO.



(22) THESE PORTFOLIOS ARE "FUND OF FUNDS" PORTFOLIOS THAT INVEST SUBSTANTIALLY ALL OF THEIR ASSETS IN OTHER PORTFOLIOS OF THE METROPOLITAN FUND OR THE MET INVESTORS FUND. BECAUSE THESE PORTFOLIOS INVEST IN OTHER UNDERLYING PORTFOLIOS, EACH OF THESE PORTFOLIOS ALSO WILL BEAR ITS PRO-RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS IN WHICH IT INVESTS, INCLUDING THE INVESTMENT MANAGEMENT FEE. THE TOTAL ANNUAL OPERATING EXPENSES OF THE PORTFOLIOS (BEFORE ANY APPLICABLE FEE WAIVERS AND EXPENSE REIMBURSEMENTS), INCLUDING THE TOTAL OPERATING EXPENSES OF THE UNDERLYING PORTFOLIOS (BEFORE ANY APPLICABLE FEE WAIVERS AND REIMBURSEMENTS) AS OF DECEMBER 31, 2005 ARE: 1.93% FOR THE METLIFE CONSERVATIVE ALLOCATION PORTFOLIO, 1.31% FOR THE METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO; 1.23% FOR THE METLIFE MODERATE ALLOCATION PORTFOLIO, 1.30% FOR THE METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO, AND 2.73% FOR THE METLIFE AGGRESSIVE ALLOCATION PORTFOLIO. CONTRACT OWNERS MAY BE ABLE TO REALIZE LOWER AGGREGATE EXPENSES BY INVESTING DIRECTLY IN THE UNDERLYING

PORTFOLIOS INSTEAD OF THE PORTFOLIO. A CONTRACT OWNER WHO CHOOSES TO INVEST DIRECTLY IN THE UNDERLYING PORTFOLIOS WOULD NOT, HOWEVER, RECEIVE THE ASSET
  ALLOCATION SERVICES PROVIDED BY METLIFE ADVISERS.



(23) ON APRIL 28, 2006, WESTERN ASSET MANAGEMENT COMPANY BECAME THE SUB-INVESTMENT MANAGER FOR BOTH THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO AND THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO, WHICH CHANGED THEIR NAMES AS SET FORTH BELOW:



                     OLD PORTFOLIO NAME                                            NEW PORTFOLIO NAME
                     ------------------                                            ------------------
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO       WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                              PORTFOLIO
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO                    WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO



(24) ON DECEMBER 19, 2005, LAZARD ASSET MANAGEMENT LLC BECAME THE SUB-INVESTMENT MANAGER FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO, WHICH CHANGED ITS NAME TO LAZARD MID-CAP PORTFOLIO. THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT A NEW MANAGEMENT FEE SCHEDULE THAT BECAME EFFECTIVE DECEMBER 19, 2005.



(25) EACH PORTFOLIO WAS DESIGNED ON ESTABLISHED PRINCIPLES OF ASSET ALLOCATION. EACH PORTFOLIO WILL PRIMARILY INVEST ITS ASSETS IN OTHER INVESTMENT COMPANIES KNOWN AS EXCHANGE-TRADED FUNDS ("UNDERLYING ETFS"). AS AN INVESTOR IN AN UNDERLYING ETF OR OTHER INVESTMENT COMPANY, THE PORTFOLIO WILL ALSO BEAR ITS PRO-RATA PORTION OF THE OPERATING EXPENSES OF THE UNDERLYING ETF OR OTHER INVESTMENT COMPANY. THE EXPENSES OF THE UNDERLYING ETF AND OTHER INVESTMENT COMPANIES ARE: 0.33% FOR CYCLICAL GROWTH AND INCOME ETF PORTFOLIO, AND 0.38% FOR CYCLICAL GROWTH ETF PORTFOLIO. THE EXPENSES OF THE UNDERLYING ETFS AND OTHER INVESTMENT COMPANIES ARE BASED UPON THE WEIGHTED AVERAGE OF THE TOTAL OPERATING EXPENSES OF THE UNDERLYING ETFS OR OTHER INVESTMENT COMPANIES FOR THE YEAR ENDED DECEMBER 31, 2005 (OR IN THE CASE OF VANGUARD(R) U.S. SECTOR INDEX FUNDS FOR THE FISCAL YEAR ENDED AUGUST 31, 2005) ACCORDING TO SUCH UNDERLYING ETF'S AND OTHER INVESTMENT COMPANIES' ALLOCATION TARGETS IN PLACE AS OF DECEMBER 31, 2005. SEE THE PROSPECTUS FOR THE PORTFOLIOS FOR A DESCRIPTION OF THE ALLOCATION TARGETS FOR EACH PORTFOLIO.



(26) THE FEE TABLE DOES NOT REFLECT A BROKERAGE COMMISSION RECAPTURE. AFTER THE COMMISSION RECAPTURE, ACTUAL EXPENSES OF THE RCM GLOBAL TECHNOLOGY PORTFOLIO WERE 1.10%.



(27) THIS PORTFOLIO FIRST BECAME AVAILABLE MAY 1, 2006.



(28) THE MANAGEMENT FEE HAS BEEN RESTATED TO REFLECT A NEW MANAGEMENT FEE SCHEDULE THAT BECAME EFFECTIVE MAY 1, 2006.



EXAMPLES



    The examples are intended to help you compare the cost of investing in the Deferred Annuities with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account and other costs you bear while you hold the Deferred Annuity (described in the second table) and the Portfolios and expenses (described in the third table).



EXAMPLE 1.



     This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.



ASSUMPTIONS:



      -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);



      --   reimbursement and/or waiver of expenses was not in effect;



      -- you bear the minimum or maximum fees and expenses of any of the Portfolios;



      --   the underlying Portfolio earns a 5% annual return; and



      -- you fully surrender your Deferred Annuity with applicable early withdrawal charges deducted.



                                                                  1           3              5              10
                                                                 YEAR       YEARS          YEARS          YEARS
----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $1,529      $3,051         $4,456         $7,617
Minimum...................................................      $  810      $  986         $1,138         $1,828

EXAMPLE 2.



     This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.



ASSUMPTIONS:



      -- there was no allocation to the Fixed Interest Account (no Contract Fee was charged);



      --   reimbursement and/or waiver of expenses was not in effect;



      -- you bear the minimum or maximum fees and expenses of any of the Portfolios;



      --   the underlying Portfolio earns a 5% annual return; and



      -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) after owning your Deferred Annuity for more than two years or do not surrender your Deferred Annuity. (No early withdrawal charges are deducted.)



                                                                 1             3              5              10
                                                                YEAR         YEARS          YEARS          YEARS
-----------------------------------------------------------------------------------------------------------------
Maximum...................................................      $930         $3,051         $4,456         $7,617
Minimum...................................................      $810         $  986         $1,138         $1,828



EXAMPLE 3.



     This example shows the dollar amount of expenses that you would bear directly or indirectly on a $10,000 investment for a Deferred Annuity for the time periods indicated. Your actual costs may be higher or lower.



ASSUMPTIONS:



      -- there was no allocation to the Fixed Interest Account under your Deferred Annuity (no Contract Fee was charged);



      --   reimbursement and/or waiver of expenses was not in effect;



      -- you bear the minimum or maximum fees and expenses of any of the Portfolios;



      --   the underlying Portfolio earns a 5% annual return;



      --   you bear the Income Annuity Contract Fee; and



      -- you annuitize (elect a pay-out option under your Deferred Annuity under which you receive income payments over your lifetime or for a period of at least 5 full years) during the first year. (No early withdrawal charges are deducted.)



                                                                 1              3              5              10
                                                                YEAR          YEARS          YEARS          YEARS
------------------------------------------------------------------------------------------------------------------
Maximum..................................................      $1,280         $3,016         $4,598         $7,967
Minimum..................................................      $  507         $  836         $1,188         $2,178

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION



See Appendix B.

                                    METLIFE


     Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at 200 Park Avenue, New York, New York 10166-0188. MetLife was formed under the laws of New York State in 1868. MetLife, Inc. is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Through its subsidiaries and affiliates, MetLife, Inc. offers life insurance, annuities, automobile and homeowners' insurance and retail banking services to individuals, as well as group insurance, reinsurance and retirement and savings products and services to corporations and other institutions. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.


                               METROPOLITAN LIFE
                               SEPARATE ACCOUNT E

     We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Deferred and Income Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES

     There are two types of variable annuities described in this Prospectus:
Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or the amount of each income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money or income payment amount is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

     The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

     Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.


     We no longer make this Deferred Annuity available, however, current contract owners may continue to make additional purchase payments.


AN INCOME ANNUITY


     Substitute these sentences for the last sentence in this section in the May 1, 2004 prospectus:


     The amount of the income payments you receive will depend on such things as the income payment type you choose, your investment choices and the amount of your purchase payment.

     The Income Annuities are no longer available.

                            YOUR INVESTMENT CHOICES


     The Metropolitan Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following Portfolios: FI Value Leaders, FI Large Cap, PIMCO Inflation Protected Bond, Cyclical Growth and Income ETF, Cyclical Growth ETF and Met/AIM Small Cap Growth, Lazard Mid-Cap, Harris Oakmark International, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MFS(R) Total Return, BlackRock Legacy Large Cap Growth and BlackRock Large Cap Value, which are all Class E.



     Starting with the most conservative Portfolio, each group of investment choices is listed in the approximate risk relationship among each available Portfolio in the group, with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names). (See Appendix C Portfolio Legal and Marketing Names.). You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The lists are intended to be guides. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.


     The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.


ASSET ALLOCATION PORTFOLIOS



     The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" Portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro rata portion of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying Portfolios in which the asset allocation portfolio invests. Contract owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in the asset allocation portfolios. A contract owner who chooses to invest directly in the underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.



EXCHANGE-TRADED FUNDS PORTFOLIOS



     The Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio are asset allocation portfolios and "fund of funds," which invest substantially all of their assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, each portfolio also will bear its pro-rata portion of the fees and expenses incurred by the Underlying ETF or other investment company in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the portfolios. The expense levels will vary over time depending on the mix of Underlying ETFs in which these portfolios invest.

Western Asset Management U.S. Government Portfolio            Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity
BlackRock Bond Income Portfolio                               Seeks competitive total return primarily from investing in fixed-income securities
American Funds Bond Portfolio                                 Seeks to maximize current income and preserve capital by
                                                              investing primarily in fixed-income securities
Lehman Brothers(R) Aggregate Bond Index Portfolio             Seeks to equal the performance of the Lehman Brothers
                                                              Aggregate Bond Index
PIMCO Total Return Portfolio                                  Seeks maximum total return, consistent with the preservation of capital and prudent investment management
Western Asset Management Strategic Bond Opportunities         Seeks to maximize total return consistent with preservation
  Portfolio                                                   of capital
Lord Abbett Bond Debenture Portfolio                          Seeks high current income and the opportunity for capital
                                                              appreciation to produce a high total return
PIMCO Inflation Protected Bond Portfolio                      Seeks to provide maximum real return, consistent with
                                                              preservation of capital and prudent investment management
BlackRock Diversified Portfolio                               Seeks high total return while attempting to limit investment risk and preserve capital
MFS(R) Total Return Portfolio                                 Seeks a favorable total return through investment in a
                                                              diversified portfolio
Neuberger Berman Real Estate Portfolio                        Seeks to provide total return through investment in real
                                                              estate securities, emphasizing both capital appreciation and current income
Harris Oakmark Focused Value Portfolio                        Seeks long-term capital appreciation
BlackRock Large Cap Value Portfolio                           Seeks long-term growth of capital
Davis Venture Value Portfolio                                 Seeks growth of capital
FI Value Leaders Portfolio                                    Seeks long-term growth of capital
Harris Oakmark Large Cap Value Portfolio                      Seeks long-term capital appreciation
Neuberger Berman Mid Cap Value Portfolio                      Seeks capital growth
Oppenheimer Global Equity Portfolio                           Seeks capital appreciation
BlackRock Strategic Value Portfolio                           Seeks high total return, consisting principally of capital appreciation
BlackRock Investment Trust Portfolio                          Seeks long-term growth of capital and income
American Funds Growth-Income Portfolio                        Seeks both capital appreciation and income
Legg Mason Value Equity Portfolio                             Seeks long-term growth of capital
MetLife Stock Index Portfolio                                 Seeks to equal the performance of the Standard & Poor's(R)
                                                              500 Composite Stock Price Index
American Funds Global Small Capitalization Portfolio          Seeks capital appreciation through stocks
FI Mid Cap Opportunities Portfolio                            Seeks long-term growth of capital
Lazard Mid-Cap Portfolio                                      Seeks long-term capital appreciation
MetLife Mid Cap Stock Index Portfolio                         Seeks to equal the performance of the Standard & Poor's(R)
                                                              Mid Cap 400 Composite Stock Price Index
FI International Stock Portfolio                              Seeks long-term growth of capital
Harris Oakmark International Portfolio                        Seeks long-term capital appreciation
MFS(R) Research International Portfolio                       Seeks capital appreciation
Morgan Stanley EAFE(R) Index Portfolio                        Seeks to equal the performance of the MSCI EAFE Index
BlackRock Legacy Large Cap Growth Portfolio                   Seeks long-term growth of capital
FI Large Cap Portfolio                                        Seeks long-term growth of capital
American Funds Growth Portfolio                               Seeks capital appreciation through stocks
Janus Aggressive Growth Portfolio                             Seeks long-term growth of capital
Jennison Growth Portfolio                                     Seeks long-term growth of capital
Oppenheimer Capital Appreciation Portfolio                    Seeks capital appreciation
T. Rowe Price Large Cap Growth Portfolio                      Seeks long-term growth of capital and, secondarily, dividend income
Loomis Sayles Small Cap Portfolio                             Seeks long-term capital growth from investments in common
                                                              stocks or other equity securities
Russell 2000(R) Index Portfolio                               Seeks to equal the return of the Russell 2000 Index
BlackRock Aggressive Growth Portfolio                         Seeks maximum capital appreciation
T. Rowe Price Mid-Cap Growth Portfolio                        Seeks to provide long-term growth of capital
Franklin Templeton Small Cap Growth Portfolio                 Seeks long-term capital growth
Met/AIM Small Cap Growth Portfolio                            Seeks long-term growth of capital
T. Rowe Price Small Cap Growth Portfolio                      Seeks long-term capital growth
RCM Global Technology Portfolio                               Seeks capital appreciation; no consideration is given to
                                                              income
                                               ASSET ALLOCATION PORTFOLIOS
MetLife Conservative Allocation Portfolio                     Seeks high level of current income, with growth of capital as a secondary objective
MetLife Conservative to Moderate Allocation Portfolio         Seeks high total return in the form of income and growth of capital, with a greater emphasis on income
MetLife Moderate Allocation Portfolio                         Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of
                                                              capital
MetLife Moderate to Aggressive Allocation Portfolio           Seeks growth of capital
MetLife Aggressive Allocation Portfolio                       Seeks growth of capital
                                             EXCHANGE-TRADED FUNDS PORTFOLIOS
Cyclical Growth ETF Portfolio                                 Seeks growth of capital
Cyclical Growth and Income ETF Portfolio                      Seeks growth of capital and income

     While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.



     The degree of investment risk you assume will depend on the investment divisions you choose. We have listed each group of your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order (based upon the Portfolios' legal names).


     Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. The Contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

     * Your employer, association or other group contract holder limits the available investment divisions.

     *  We have restricted the available investment divisions.

     The investment divisions buy and sell shares of corresponding mutual fund Portfolios. These Portfolios, which are part of the Metropolitan Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.

     The Metropolitan Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund.


     The Portfolios of the Metropolitan Fund pay MetLife Advisers, LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Met Investors Fund and American Funds.


     In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS



     An investment manager (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or sub-investment manager of a Portfolio, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Portfolios. The amount of the compensation is not deducted from the Portfolios' assets and does not decrease the Portfolios' investment return. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment manager or sub-investment manager (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



     We and/or certain of our affiliated insurance companies have membership interests in our affiliated investment managers MetLife Advisers, LLC, and Met Investors Advisory, LLC, which are formed as "limited liability companies." Our membership interests entitle us to profit distributions if the investment manager makes a profit with respect to the advisory fees it receives from the Portfolio. We may benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the investment managers. (See the Table of Expenses for information on the investment management fees paid by the Portfolios and the SAI for the Portfolios for information on the investment management fees paid by the investment managers to the sub-investment managers.)



     Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Portfolio's prospectus. The payments are deducted from assets of the Portfolios and are paid to us. These payments decrease the Portfolios' investment return.



     We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio's investment manager or sub-investment manager broker-dealer is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. In some cases, we have included Portfolios based on recommendations made by broker-dealer firms. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular Portfolio.



     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Who Sells the Deferred Annuities and Income Annuities.")



     (See the "Table of Expenses" for information on the investment management fees paid by the Portfolios and the SAI for information on the investment management fees paid by the investment managers to the sub-investment managers.)


                               DEFERRED ANNUITIES


AUTOMATED INVESTMENT STRATEGIES (Updated from the May 1, 2004 prospectus.)


     THE EQUITY GENERATOR(SM): Substitute "BlackRock Aggressive Growth" for "State Street Research Aggressive Growth".


     Substitute this section for the one in your last prospectus:



     THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. For example, if you choose the MetLife Stock Index Division and over the quarter it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.



     THE INDEX SELECTOR(SM): Delete the second paragraph from this section of the May 1, 2004 prospectus and insert the following paragraphs:


     In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

     We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when you elected the Index Selector. You should consider whether it is appropriate for you to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the model. We may rely on a third party for its expertise in creating appropriate allocations.

TRANSFERS

     Substitute this section for the one in your last prospectus:


     You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:



     *  The percentage or dollar amount of the transfer;



     * The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;



     * The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and



     * Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.



     Your transfer request must be in good order and completed prior to the close of the Exchange on a business day if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.



  WE MAY REQUIRE YOU TO:



     *  Use our forms;



     * Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or



     * Transfer a minimum amount if the transfer is in connection with the Allocator.



     Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a Portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).



     We have policies and procedures that attempt to detect and deter frequent reallocations/transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., the Western Asset Management Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization and Lord Abbett Bond Debenture Portfolios) and we monitor reallocation/transfer activity in those Portfolios (the "Monitored Portfolios"). For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.



     We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive reallocation/transfer activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.



     Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation programs described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



     The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the reallocation/transfer limits. Our ability to detect and/or restrict such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



     The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or reallocations/transfers by specific contract owners who violate the frequent trading policies established by the Portfolio.



     In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios.



     In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the investment Portfolio prospectuses for more details.



PREMIUM AND OTHER TAXES



     Substitute this paragraph for the second paragraph in this section of your last prospectus:



     Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.



EARLY WITHDRAWAL CHARGES



     When No Early Withdrawal Charge Applies



     Substitute this paragraph for the last bulleted paragraph in this section of your last prospectus:



     If you have transferred money which is not subject to a withdrawal charge (because you have satisfied contractual provisions for a withdrawal without the imposition of a contract withdrawal charge) from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.


FREE LOOK


     Add this paragraph to this section in the May 1, 2004 prospectus:


     Presently, MetLife offers another deferred annuity which has different features and different charges and expenses than the Deferred Annuity. Currently, MetLife is offering holders of the Deferred Annuity the ability to exchange the Deferred Annuity for this other deferred annuity, if certain criteria are met and if we believe the exchange is appropriate. The exchange offer is not approved in all states. Those contractholders who are interested in receiving more information about the exchange offer should contact their representative.

PAY-OUT OPTIONS (OR INCOME OPTIONS)


     Substitute this paragraph for the last paragraph in this section in the May 1, 2004 prospectus:


     Because the features of variable pay-out options in the Deferred Annuities are identical to the features of Income Annuities, please read the sections under "Income Annuities" heading for more information about the available income types and the value of your income payments, reallocations and charges of your Contract in the pay-out phase. We no longer offer the Income Annuities.

MINIMUM SIZE OF YOUR INCOME PAYMENT


     This section has been moved from the "Pay-Out Options (or Income Options)" section to the end of the "Income Payment Types" section in the May 1, 2004 prospectus.


                                INCOME ANNUITIES


     Substitute this section for the one in the May 1, 2004 prospectus:


     Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuities are no longer available.

     We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

     Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

    *  Non-Qualified                   *  Roth IRA                        *  SIMPLE IRA
    *  Traditional IRA                 *  SEP IRA

     If you have accumulated amounts in any of your employer's, association's or group's investment vehicles (for example, Traditional IRAs, ROTH IRAs, 401(k)s, Keoghs, 401(a)s, 403(a)s, 403(b)s or 457s or SIMPLE IRAs after two years), your lump sum rollover or transfer from that investment vehicle may be used to purchase an appropriate Income Annuity as long as all applicable Federal income tax requirements are met.

     If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES

     Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences. You decide the income payment type for your Income Annuity when you decide to take a pay-out option or at application. The decision is irrevocable.

     There are three people who are involved in payments under your Income
Annuity:

     Many times, the Owner and the Annuitant are the same person.

     * Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

     * Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

     * Beneficiary: the person who receives continuing payments/or a lump sum payment if the owner dies.

     You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.

     Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your Contract will determine when your income payments start and the frequency with which you will receive your income payments. When you select an income type, it will apply to both fixed income payments and variable income payments. We reserve the right to limit or stop issuing any of the income types currently available based upon legal requirements or other considerations. We reserve the right to commute or to otherwise pay the value of any remaining income payments over a period which would comply with Federal income tax law. The following income payment types are available:

When deciding how to receive income, consider:

     *  The amount of income you need;

     *  The amount you expect to receive from other sources;

     *  The growth potential of other investments; and

     *  How long you would like your income to last.

     LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

     LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

     LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

     LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

     LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.


     LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

     INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

OPTIONAL TWO YEAR WITHDRAWAL FEATURE


     Delete this section from the May 1, 2004 prospectus.


THE VALUE OF YOUR INCOME PAYMENTS


     Substitute this section for the one in the May 1, 2004 prospectus:


ANNUITY UNITS

     Annuity units are credited to you when you make a purchase payment or make a reallocation into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a reallocation) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based upon the AIR. The initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When you reallocate an income payment from an investment division, annuity units supporting that portion of your income payment in that investment division are liquidated.

AIR

     The AIR is stated in your Contract and may range from 3% to 6%.

     Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your Contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the insurance-related charge or Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the insurance-related charge or Separate Account charge (the net investment return) is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had elected a higher AIR as changes occur in the investment experience of the investment divisions.


     The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.


VALUATION

     This is how we calculate the Annuity Unit Value for each investment division:

     * First, we determine the investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

     * Next, we subtract the daily equivalent of your insurance-related charge or Separate Account charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

     * Then, we divide by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

     *  Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE


     Delete this section from both the May 1, 2004 and May 1, 2005 prospectus and substitute this section:


REALLOCATIONS




     You can reallocate among the investment divisions or the investment divisions to the Fixed Income Option. Once you reallocate your income payment into the Fixed Income Option you may not later reallocate amounts from the Fixed Income Option to the investment divisions.



     Currently, there is no charge to make a reallocation. Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the investment divisions or other funds to generate your income payments.



     For us to process a reallocation, you must tell us:



     *  The percentage of the income payment to be reallocated;



     * The investment divisions from which you want the income payment to be reallocated; and



     * The investment divisions or Fixed Income Option (and the percentages allocated to each) to which you want the income payment to be reallocated.



     Reallocations will be made as of the end of a business day, at the close of the Exchange, if received in good order prior to the close of the Exchange on that business day. All other reallocation requests will be processed on the next business day.

     Frequent requests from contract owners or participants/annuitants to make reallocations/transfers may dilute the value of a Portfolio's shares if the frequent reallocations/transfers involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent reallocations/transfers may also increase brokerage and administrative costs of the underlying Portfolios and may disrupt Portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the Contracts (e.g., participants/annuitants).



     We have policies and procedures that attempt to detect and deter frequent reallocations/transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment Portfolios (i.e., Western Asset Management Strategic Bond Opportunities, FI International Stock, Harris Oakmark International, MFS(R) Research International, Morgan Stanley EAFE(R) Index, Oppenheimer Global Equity, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000(R) Index, Franklin Templeton Small Cap Growth, Met/AIM Small Cap Growth, T. Rowe Price Small Cap Growth, American Funds Global Small Capitalization and Lord Abbett Bond Debenture Portfolios) and we monitor reallocation/transfer activity in those Portfolios (the "Monitored Portfolios"). We employ various means to monitor reallocation/transfer activity, such as examining the frequency and size of reallocations/transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer/reallocation activity to determine if, for each category of international, small-cap, and high-yield Portfolios, in a 12 month period there were (1) six or more transfers/reallocations involving the given category; (2) cumulative gross transfers/reallocations involving the given category that exceed the current value; and (3) two or more "round-trips" involving any Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria.



     We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor reallocation/transfer activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring reallocation/transfer activity in certain Portfolios, we rely on the underlying Portfolios to bring any potential disruptive reallocation/transfer activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful reallocation/transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     Our policies and procedures may result in reallocation/transfer restrictions being applied to deter market timing. Currently, when we detect reallocation/transfer activity in the Monitored Portfolios that exceeds our current reallocation/transfer limits, or other reallocation/transfer activity that we believe may be harmful to other persons who have an interest in the Contracts, we require all future reallocation/transfer requests to or from any Monitored Portfolios or other identified Portfolios under that Contract to be submitted with an original signature.



     The detection and deterrence of harmful reallocation/transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios that we believe are susceptible to arbitrage trading or the determination of the reallocation/transfer limits. Our ability to detect and/or restrict such reallocation/transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by contract owners or participants/annuitants to avoid such detection. Our ability to restrict such reallocation/transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all reallocation/transfer activity that may adversely affect contract owners or participants/annuitants and other persons with interests in the Contracts. We do not accommodate market timing in any Portfolios and there are no arrangements in place to permit any contract owner or participant/annuitant to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Portfolios. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or reallocations/transfers by specific contract owners who violate the frequent trading policies established by the Portfolio.



     In addition, contract owners or participants/annuitants and other persons with interests in the Contracts should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners or participants/annuitants) will not be harmed by reallocation/transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Portfolios.



     In accordance with applicable law, we reserve the right to modify or terminate the reallocation/transfer privilege at any time. We also reserve the right to defer or restrict the reallocation/transfer privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner or participant/annuitant). You should read the Portfolio prospectuses for more details.


STANDARD WITHDRAWAL FEATURE


Delete this section from the May 1, 2004 prospectus:


CONTRACT FEE


Substitute this section for the one in the May 1, 2004 prospectus:


     If you select a pay-out option under your Deferred Annuity and you purchased that Deferred Annuity at least two years ago, we will waive the contract fee.

     A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping.

CHARGES


     Substitute this section for the one in the May 1, 2004 prospectus:


     There are two types of charges you pay if you allocate any of your income payment to the investment divisions:

     *  Insurance-related charge; and

     *  Investment-related charge.

  INSURANCE-RELATED OR SEPARATE ACCOUNT CHARGE

     You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amounts in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

     The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.

     General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

     The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

     We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

  INVESTMENT-RELATED CHARGE

     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities (Class B and Class 2) have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.


PREMIUM AND OTHER TAXES



     Substitute this paragraph for the second paragraph in this section of your last prospectus:



     Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.


                              GENERAL INFORMATION

ADMINISTRATION

     All transactions will be processed in the manner described below.

  PURCHASE PAYMENTS

     Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office or a MetLife sales office, if that office has been designated for this purpose. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.


     Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:


     * On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

     *  After the close of the Exchange.

     In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

     We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office or MetLife sales office, if applicable. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

     Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

  CONFIRMING TRANSACTIONS

     You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. You may elect to have your income payments sent to your residence or have us deposit payments directly into your bank account. Periodically, you may receive additional information from us about the Income Annuity. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

  PROCESSING TRANSACTIONS

     We permit you to request transactions by mail and telephone. We make Internet access available to you for your Deferred Annuity. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

     If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's account and, consequently, refuse to implement any requests for transfers/reallocations, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

  BY TELEPHONE OR INTERNET

     You may obtain information and initiate a variety of transactions about your Deferred Annuity by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to you include:

     *  Account Balance

     *  Unit Values

     *  Current rates for the Fixed Interest Account

     *  Transfers

     *  Changes to investment strategies

     *  Changes in the allocation of future purchase payments.

     For your Deferred Annuity in the pay-out phase or Income Annuity, you may obtain information and initiate transactions through our toll-free number, 1-800-638-7732. Our customer service consultants are available by telephone between 8 a.m. and 6 p.m. Eastern Time each business day.

     Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

     We have put into place reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

     Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

     * any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

     * any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

  AFTER YOUR DEATH

     If we are notified of your death before a requested transaction is completed, we will cancel the request. For a Deferred Annuity in the pay-out phase and Income Annuity reallocations, we will cancel the request and continue making payments to your beneficiary if your Income Annuity or Deferred Annuity in the pay-out phase so provides. Or, depending on your Income Annuity's or annuitized Deferred Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

  THIRD PARTY REQUESTS

     Generally, we only accept requests for transactions or information from you. We reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners.

  VALUATION -- SUSPENSION OF PAYMENTS

     We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

     When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

     We reserve the right to suspend or postpone payment for a withdrawal, income payment or transfer/ reallocation when:

     * rules of the Securities and Exchange Commission so permit (trading on the Exchange is limited, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

     * during any other period when the Securities and Exchange Commission by order so permits.

ADVERTISING PERFORMANCE

     We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

     We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

     YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

     CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

     AVERAGE ANNUAL TOTAL RETURN calculations ("Standard Performance") reflect all Separate Account charges and applicable early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity. These presentations for the Income Annuities reflect a 3% benchmark AIR. These figures also assume a steady annual rate of return.

     For purposes of presentation of Non-Standard Performance, we may assume that the Deferred Annuities and the Income Annuities were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Deferred Annuities and the Income Annuities. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities or Income Annuities had been introduced as of the Portfolio inception date.

     We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the investment division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities and Income Annuities had been introduced as of the Portfolio inception date.

     We calculate performance for certain investment strategies available in the Deferred Annuity, including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

     We may state performance for the investment divisions of the Income Annuity which reflect deduction of the Separate Account charge and investment-related charge, if accompanied by the annualized change in Annuity Unit Value.

     Past performance is no guarantee of future results.

     We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the historical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and investment-related charge.

     We may assume that the Income Annuity was in existence prior to its inception date. When we do so, we calculate performance based on the historical performance of the underlying Portfolio for the period before the inception date of the Income Annuity and historical Annuity Unit Values.

     Historical performance information should not be relied on as a guarantee of future performance results.

     We may also demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, hypothetical Annuity Unit Values and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the average of investment-related charges for all Portfolios to depict investment-related charges.

     An illustration should not be relied upon as a guarantee of future results.

     Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges.

CHANGES TO YOUR DEFERRED ANNUITY OR INCOME ANNUITY

     We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

     *  To operate the Separate Account in any form permitted by law.

     * To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

     * To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

     * To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

     * To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available Portfolio in connection with the Deferred Annuities or Income Annuities.

     * To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

     If any changes result in a material change in the underlying investments of an investment division in which you have a balance or an allocation, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS

     Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

     We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

     There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

     *  The shares for which voting instructions are received, and

     *  The shares that are voted in proportion to such voting instructions.

     However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES


     All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as broker-dealers under the Securities Exchange Act of 1934 and we are also members of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. Deferred Annuities and Income Annuities also may be sold through the mail or over the Internet.



     The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by payments from us. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us. Sales representatives in our MetLife Resources division must meet a minimum level of sales in order to maintain employment with us.



     We make cash payments to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives for the products they sell and service based upon a "gross dealer concession" model. With respect to Deferred Annuities and Income Annuities, the gross dealer concession ranges from 1.5% to 6% of each purchase payment and, starting in the second Contract Year, 0.18% of the Account Balance or amount available from which income payments are made each year the Contract is in force for servicing the Deferred Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.



     Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources MetLife sales representatives' and MetLife Resources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.



     Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.



     We also pay the business unit responsible for the operation of our distribution system.



     We also offer our sales representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.



     We may also enter into preferred distribution arrangements with certain affiliated broker-dealers such as New England Securities Corporation, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we may pay separate, additional compensation to the broker-dealer for services the broker-dealer provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Contracts.



     We pay American Funds Distributors, Inc., the principal underwriter for the American Funds, a percentage of all purchase payments allocated to the American Funds Growth Portfolio, the American Funds Growth-Income Portfolio, the American Funds Global Small Capitalization Portfolio and the American Funds Bond Portfolio for the services it provides in marketing these Portfolios' shares in connection with the Deferred Annuity or Income Annuity.



     Gallatin Asset Management, Inc., an affiliate of A.G. Edwards, serves as the sub-investment manager of the Cyclical Growth and Income ETF Portfolio and the Cyclical Growth ETF Portfolio (the "ETF Portfolios"). Accordingly, A.G. Edwards may benefit from assets allocated to the ETF Portfolios to the extent such assets result in profits to Gallatin Asset Management, Inc. (See the SAI for Met Investors Series Trust for information on the investment management fees paid to Gallatin Asset Management, Inc. by Met Investors Advisory, LLC, the investment manager of the ETF Portfolios.) In addition, pursuant to agreements with A.G. Edwards, we pay to them a percentage fee on assets allocated to the ETF Portfolios in this and other contracts issued by us and/or our affiliates. It is conceivable that A.G. Edwards may have an incentive to recommend to customers that they allocate purchase payments and account value to the ETF Portfolios.



FINANCIAL STATEMENTS


     The financial statements and related notes for the Separate Account and MetLife, which are in the SAI and are available from MetLife upon request, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing in the SAI and have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY


     Substitute the first sentence in this section for the one in the May 1, 2004 prospectus:


     We may not cancel your Income Annuity.



                                  INCOME TAXES



     The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly and to different interpretation. Consult your own tax adviser about your circumstances, any recent tax developments, and the effect of state income taxation.



     The SAI may have additional tax information. You should also reference the "Premium and Other Taxes" section of this Prospectus and/or the SAI.



     You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, or income payments under your Deferred/Income Annuity satisfy applicable tax law.



     Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser prior to making any such designation.



     MetLife does not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

     To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.



     The rules for state and local income taxes may differ from the Federal income tax rules. Purchasers and prospective buyers of the Contract should consult their own tax advisors and the law of the applicable jurisdiction to determine what rules and tax benefits apply to the Contract.



     We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).



  GENERAL



     Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.



     All IRAs, SEPs and SIMPLE IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRAs, SEPs and SIMPLEs with an annuity, it does provide you additional insurance benefits such as availability of a guaranteed income for life.



     Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral. Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is subject to ordinary income tax and is not eligible for the reduced maximum tax rate (15%) currently applicable to long term capital gains and qualifying dividends.



     Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.



     The Economic Growth and Tax Relief Reconciliation Act of 2001 made certain changes to qualified plans and IRAs, including:



     * increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;



     *  adding "catch-up" contributions for taxpayers age 50 and above; and



     *  adding enhanced portability features.



     You should consult your tax adviser regarding these changes.



     Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increased contribution limits for IRAs and qualified plans) expire after 2010. Additionally not all states and tax jurisdictions may have adopted the increased contribution limits or other of these changes. You should consult your tax adviser regarding these changes.



     SEPARATE ACCOUNT CHARGES. It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



  WITHDRAWALS & INCOME PAYMENTS



     Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.



     When money is withdrawn from your Contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:



     *  annuity you purchase (e.g., Non-Qualified or Qualified IRA); and



     *  pay-out option you elect.

     Withdrawals (other than tax-free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs or eligible retirement plans.



     For IRAs, if your purchase payment consists of both deductible and non-deductible amounts, the portion of the withdrawal attributable to non-deductible contributions is considered a non-taxable return of principal. You must keep track of which contributions were deductible and which were not, and make annual reports to the IRS if non-deductible contributions were made. In general where you have contributed any after-tax money to a Traditional IRA, the portion of a withdrawal or income payment that is considered to be a non-taxable return of principal is determined by applying the ratio of the total remaining purchase payments to all your Traditional IRAs to the aggregate value of all your Traditional IRAs. See IRS form 8606 for details.



     We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



  WITHDRAWALS BEFORE AGE 59 1/2



     If you receive a taxable distribution from your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes. (In general, this does not apply to Section 457 annuities. However, it does apply to distributions from Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)



     As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:



                                                                    TYPE OF CONTRACT
                                                              -----------------------------
                                                                                     401(A)
                                                                           TRAD.     401(K)
                                                                          IRA/SEP    KEOGH
                                                                          ROTH IRA   403(A)
                                                                NON-       SIMPLE    403(B)
                                                              QUALIFIED     IRA*      457
                                                              -----------------------------
In a series of substantially equal payments made annually
(or more frequently) for life or life expectancy (SEPP)           x          x         x(1)
After you die                                                     x          x         x
After you become totally disabled (as defined in the Code)        x          x         x
To pay deductible medical expenses                                           x         x
To pay medical insurance premiums if you are unemployed                      x
For qualified higher education expenses, or                                  x
For qualified first time home purchases up to $10,000                        x
After December 31, 1999 for IRS levies                                       x         x
After separation from service if you are over age 55 at time
of separation                                                                          x
Under certain income annuities providing for substantially
equal payments over the "pay-out" period                          x


---------------


(*) For SIMPLE IRA's the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.



(1) You must also be separated from service at the time payments begin.



  INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)



     If you are considering purchasing the Income Annuity or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether your variable income payments will satisfy the SEPP exception.

     If you have not attained age 59 1/2 at the time of purchase or on the date that income payments commence and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of the withdrawal option prior to the later of (a) your attaining age 59 1/2 or (b) five years after income payments had begun, will generally also result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments received in the year of the withdrawal, will generally be subject to the 10% penalty tax in addition to ordinary income tax. In addition, if you are under age 59 1/2 when such payments are received, any future payments you receive will generally be subject to the 10% penalty tax. Consult your tax adviser.



     You should consult your tax advisor prior to making any reallocations if you were under age 59 1/2 at the time income payments began or have been receiving income payments for less than five years.



     It is unclear whether the income payments under the Income Annuity satisfy certain of the other exceptions to the penalty tax. Accordingly, if you have not reached age 59 1/2, and you intend to use the Income Annuity to meet one or more of the exceptions, you should consult a tax advisor prior to purchasing the Income Annuity.



NON-QUALIFIED ANNUITIES



     Purchase payments to Non-Qualified Contracts are on an "after-tax" basis, so when you receive a distribution as a withdrawal or as a periodic annuity payment, you will only pay income taxes on the amount that is considered earnings.



     After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.



     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.



     We will withhold amounts from withdrawals or income payments as required under the Code unless you properly elect out of withholding.



     Where otherwise permitted under the Deferred Annuity, pledges, direct or indirect borrowing against the value of the Contract and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses or between ex-spouses which are considered incident to divorce as defined by the Code.



     When a non-natural person (e.g. a corporation) owns a Non-Qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus will lose the benefit of tax deferral. In such cases, the gain in the Contract each year will generally be taxable as ordinary income to the owner and will not qualify for any reduced tax rate or tax treatment that may apply to capital gains or dividends. However, an annuity owned by a non-natural person (such as a trust) as agent for an individual will be treated as an annuity for tax purposes.



     Certain Income annuities under Section 72(u)(4) of the Code purchased with a single payment and providing substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person. It is unclear under current tax law whether your income annuity will satisfy this test. Other exceptions to the general rule for holders who are not individuals could also apply under the Code. Accordingly, non-natural persons should consult with their own tax advisors prior to purchase, and prior to the transfer of any amounts between investment divisions or between an investment option and the fixed income option, where these options and benefits are otherwise made available, after the income annuity starting date.



     In situations where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the non-natural owner may have a limited ability to deduct interest payments or in the case of an insurance company certain reserve deductions may be reduced.

  PURCHASE PAYMENTS



     Although the Code does not limit the amount of your purchase payments, your Contract may limit them.



  DEFERRED ANNUITY



     The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



     Under Section 1035 of the Code, your Non-Qualified Contract may be exchanged for another non-qualified annuity without paying income taxes if certain requirements are met and income payments have not yet commenced. Code
Section 1035 provides that no gain or loss is recognized when an annuity contract or a portion of an existing annuity account balance is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange (or a portion thereof) could result in your investment becoming subject to higher or lower fees and/or expenses.



     For partial exchanges under Section 1035, the IRS may require aggregation of the several contracts if distributions have been taken from any of the contracts after the exchange within a certain period of time (e.g. 24 months) resulting in greater taxable income and adverse tax consequences such as imposition of the 10% penalty if the taxpayer has not attained age 59 1/2 at the time of the distribution(s).



     Additionally, consolidation of contracts under a Section 1035 exchange will cause an aggregation of contract values and may adversely affect gain reported and possible imposition of the 10% penalty if the taxpayer is under age 59 1/2 at the time of distribution from a consolidated contract.



     Where otherwise permitted under the Deferred Annuity, pledges, direct or indirect borrowing against the value of the Contract and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses or between ex-spouses which are considered incident to divorce as defined by the Code.



     Consult your tax advisor prior to changing the annuitant or prior to changing the date you have determined to commence income payments, if permitted under the terms of your contract, as it is conceivable the IRS could consider such actions to be a taxable exchange of annuity contracts.



  DIVERSIFICATION



     In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract. Consult your independent tax advisor prior to purchase.



  INVESTOR CONTROL



     In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.

  CHANGES TO TAX RULES AND INTERPRETATIONS



     Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:



     * Possible taxation of transfers/reallocations between investment divisions and/or transfers/reallocations from/between an investment division to/and a fixed option.



     * Possible taxation as if you were the owner of your portion of the Separate Account's assets.



     * Possible limits on the number of funding options available or the frequency of transfers/reallocations among them.



     We reserve the right to amend your Deferred Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract holders in the investment divisions from adverse tax consequences.



  PARTIAL AND FULL WITHDRAWALS



     Any withdrawal is generally treated as coming first from earnings (determined based on the difference between the account balance prior to any surrender charges and the remaining basis, immediately prior to the withdrawal) and only after all earnings are paid out from your contributions (and thus a nontaxable return of principal). However, this rule does not apply to payments made under income annuities. Such payments are subject to an "exclusion ratio" or "excludable amount," which determines how much of each payment is a non-taxable return of your contributions/purchase payments and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions/purchase payments equals the amount of such contributions/purchase payments, all remaining payments are fully taxable.



     Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified Annuity, the Code treats such a withdrawal as:



     *  First coming from earnings (and thus subject to income tax); and



     *  Then from your purchase payments (which are not subject to income tax).



     This rule does not apply to payments made pursuant to an income pay-out option under your Contract.



     In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payments and then from a taxable payment of earnings. In the event the proceeds on full surrender of your Contract are less than remaining purchase payments you may be able to claim a loss: consult a tax advisor as to whether a loss is allowable, the character of such loss and where to claim it in your Federal Income Tax return.



  INCOME ANNUITY



     Generally, different tax rules apply to payments made pursuant to an Income Annuity or pay-out option under your Deferred Annuity than to withdrawals and payments received before the annuity starting date.



     Income payments are subject to an "excludable amount" or "exclusion ratio," which determines how much of each payment is treated as:



     *  A non-taxable return of your purchase payment; and



     *  A taxable payment of earnings.



     Partial Annuitizations: Currently, we will treat the application of less than your entire Account Balance under a Non-Qualified Contract to a pay-out option (i.e. taking an income annuity) as a taxable withdrawal for federal income tax purposes which may also be subject to the 10% penalty tax (if you are under age 59 1/2). We will then treat the remaining amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received for that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

     At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments.



     Income payments and amounts received on the exercise of a full or partial withdrawal option under your Non-Qualified Income Annuity may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.



     Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or
(b) five years after income payments commence will generally invalidate the exception and subject you to income tax, additional penalties and interest.



     The Internal Revenue Service (the "IRS") has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/reallocations are permitted between investment divisions or from an investment division into/and a fixed income option after the annuity starting date.



     We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



     We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



     These rules also apply to income payments made to your beneficiary as a death benefit. However, under a life contingent income annuity, payments in the nature of a refund of premium made after your death may generally be excluded from the recipient's income until the remaining basis has been fully recovered. Thereafter, all amounts paid are fully includible in income.



     Under the Code, withdrawals or income payments from non-qualified annuities need not be made by a particular age, but it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).



     If you die before the purchase payment is returned, the unreturned amount may be deductible on your final tax return or deductible by your beneficiary if income payments continue after your death or a lump sum is paid to your estate or your beneficiary.



     If the amount of income payments received in any calendar year is less than the excludable amount applicable to that year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to ratably apply this excess in order to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such an election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the Contract terminates.



  AFTER DEATH & DEATH BENEFITS



     The death benefit under an annuity is generally taxable to the beneficiary or other payee, such as your estate, in the same manner as distributions made to the contract owner using the rules for withdrawals or income payments, whichever is applicable.



     If you die before the annuity starting date, as defined under the income tax regulations, payment of your entire interest in the Contract must be made within five years of the date of your death or payments must begin under a pay-out option allowed by the Code to your designated beneficiary (beginning within one year of the date of your death. Alternatively, where permitted under the Contract, a spousal beneficiary may continue the contract as his or her own.



     After your death, if your designated beneficiary does not timely elect in accordance with our procedures a method for the payment of the death benefit complying with the Code, the remaining interest in the Contract will be paid out in a lump sum. In all such cases, payments will be made within five years of the date of your death.



     If you die on or after the annuity starting date as defined under Treasury Regulations, payments must continue to be made at least as rapidly as under the income type being used as of the date of your death.



     If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or deductible by either your beneficiary, if income payments continue after your death, or by your estate or your beneficiary if paid in a lump sum.



     In the case of joint owners, the above rules will be applied on the death of any contract owner.



     When the contract owner is not a natural person, these rules will be triggered on the death or change of any annuitant.



     For individuals under 50, your total annual contribution to all your Traditional and Roth IRAs for 2006 may not exceed the lesser of $4,000 or 100% of your "compensation" as defined by the Code.



INDIVIDUAL RETIREMENT ANNUITIES



  [TRADITIONAL IRA, ROTH IRA, SIMPLE IRAS AND SEPS]



     Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract.



     * Your annuity is for the exclusive benefit of you and your designated beneficiary. It is not forfeitable and you may not transfer, assign or pledge it to someone else.



     * You can transfer your IRA proceeds to the same type of IRA (e.g., Traditional IRA under Sections 408(a) or (b) to another Traditional IRA account or annuity) or certain eligible retirement plans of an employer, without incurring Federal income taxes if certain conditions are satisfied.



     * You can rollover proceeds from a SIMPLE IRA to another IRA after participating in the SIMPLE for at least two years.



     * IRA contracts may not invest in life insurance. The Deferred Annuity offers death benefits that in some cases may exceed the greater of the purchase payments or the Account Balance which could conceivably be characterized as life insurance (see below).



     * The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.



     The Contract may provide death benefits that could exceed the greater of premiums paid or the Account Balance. The final required minimum distribution income tax regulations generally treat such benefit as part of the annuity contract and not as life insurance and require the value of such benefit to be included in the participant's interest that is subject to the required minimum distribution rules (see below).



     A contract issued in connection with an IRA may be amended as necessary to conform to the requirements of the Code.



     The IRS has approved the form of the Traditional IRA endorsement and SIMPLE IRA endorsement for use with the Contract and certain riders, including riders providing for death benefits in excess of premiums paid. Please be aware that the IRA or SIMPLE IRA contract issued to you may differ from the form of the Traditional IRA or SIMPLE IRA approved by the IRS because of several factors such as different riders and state insurance department requirements.

     The Roth IRA endorsement is based on the IRA Model Roth IRA Contract Form 5305-RB (Rev. 3-02).



TRADITIONAL IRA ANNUITIES



  PURCHASE PAYMENTS



     Generally:



     In some cases, your purchase payments may be tax deductible.



     Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.



     There are different annual purchase payments limits for the annuities offered in this Prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.



     Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.



     Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the Contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax.



     Minimum distribution requirements also apply to the Deferred Annuities. These are described separately later in this section.



     * Except for permissible rollovers and direct transfers, or permissible contributions under the Code made in accordance with an employer's SEP plan, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($4,000 for tax years 2006-2007). This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.



     * Beginning in 2006, individuals age 50 or older can make an additional "catch-up" contribution of $1,000 per year (assuming you have sufficient compensation).



     * Purchase payments in excess of permitted amounts may be subject to a penalty tax.



     * Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2. (This does not apply to Roth IRAs or to SIMPLE IRAs.)



     * If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions). See more detailed discussion below.



     * If contributions are being made under a SEP or a SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.



     Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2006, if you are an "active participant" in another retirement plan and if your adjusted gross income is $50,000 or less ($75,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $60,000 ($85,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limit for the non-active participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.



  WITHDRAWALS AND INCOME PAYMENTS



     Withdrawals (other than tax-free transfers or rollovers to other individual retirement arrangements or eligible retirement plans) and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.



     For IRAs, if your purchase payment consists of both deductible and non-deductible amounts, the portion of the withdrawal attributable to non-deductible contributions is considered a non-taxable return of principal. You must keep track of which contributions were deductible and which were not, and make annual reports to the IRS if non-deductible contributions were made. In general where you have contributed any after-tax money to a Traditional IRA, the portion of a withdrawal or income payment that is considered to be a non-taxable return of principal is determined by applying the ratio of the total remaining purchase payments to all your Traditional IRAs. See IRS Form 8606 for details.



     We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



  MINIMUM DISTRIBUTION REQUIREMENTS



     For Traditional IRAs, SIMPLE IRAs and SEPs, you must begin receiving distributions by April 1 of the calendar year following the year in which you turn age 70 1/2.



     You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.



     Complex rules apply to the determination of the amount of these distributions. A tax penalty of 50% applies to withdrawals which should have been taken but were not. These rules limit the income payment types available under a qualified contract and the guaranteed period over which income payments can be made (if such a period is selected). A tax penalty of 50% applies to distributions which should have been taken but were not.



     In general, proposed regulations issued in 2002 and finalized in 2004 permit income payments to increase based not only with respect to the investment experience of the underlying funds but also with respect to actuarial gains. Actuarial gain is broadly defined to include changes in the assumed interest rate such as those produced by the specified interest rate under the Income Annuity. Additionally, these proposed regulations permit payments under income annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.



     If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse for over a period not exceeding the joint life expectancy of your and your non-spousal beneficiary, be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Additionally, under the required minimum distribution regulations, if you purchase a life contingent annuity with a guarantee period, such guarantee period may also be limited to a shorter period than the joint and last survivor life expectancy of you and your designated beneficiary, even when such individual is your spouse. Consult your tax advisor.



     As mentioned, final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract. We will provide you with additional information regarding the amount that is subject to minimum distribution under this new rule.

  AFTER DEATH



     The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable). Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.



     If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.



     If the sole beneficiary is your spouse he or she may continue the IRA Annuity as owner. Your spouse beneficiary may also be able to rollover the proceeds into another Traditional IRA or into another eligible retirement plan in which he or she participates as permitted under the tax law.



     If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of income payments until December 31 of the year in which you would have reached age 70 1/2.



     If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).



ROTH IRA ANNUITIES



  GENERAL



     Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.



  PURCHASE PAYMENTS



     Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the deductible amount under the Code ($4,000 for tax years 2006-2007) including contributions to all your Traditional and Roth IRAs. This amount increases to $5,000 in 2008 (adjusted for inflation thereafter). In 2006 individuals age 50 or older can make an additional "catch-up" purchase payment of $1,000 a year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your income is between:



                      Status                                             Income
                      ------                                             ------
                    Individual                                     $95,000--$110,000
              Married filing jointly                               $150,000--$160,000
            Married filing separately                                 $0--$10,000



      -- Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.



      --   You can contribute to a Roth IRA after age 70 1/2.



      -- If you exceed the purchase payment limits you may be subject to a tax penalty.



      -- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).



      -- If you are an active participant in a retirement plan of an employer, your contributions may be limited.



  WITHDRAWALS



     Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:



     *  The withdrawal is made:



      -- At least five taxable years after your first purchase payment to a Roth IRA, and

     For individuals under 50, annual purchase payments to your IRAs, including Roth IRAs for 2006 may not exceed the lesser of $4,000 or 100% of your "compensation" as defined by the Code.



     *  The withdrawal is made:



      --   On or after the date you reach age 59 1/2;



      --   Upon your death or disability; or



      --   For a qualified first-time home purchase (up to $10,000).



     Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2. See chart above. Consult your tax adviser to determine if an exception applies.



     Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.



     The order in which money is withdrawn from a Roth IRA is as follows:



     (All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)



     * The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.



     * The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.



     * The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.



     * We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.



     If you are married but file separately, you may not convert an existing IRA into a Roth IRA.



  CONVERSION



     You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.



     If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.



     Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)



     Unless you elect otherwise, amounts you convert from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.



     Note: new IRS guidance requires that in the case of a redesignation of a Traditional IRA into a Roth IRA under the same Contract, the amount that is treated as a taxable distribution is the entire value of the contract, in addition to the account balance. The method(s) under which this value must be determined has not been finalized by the IRS. However, interim guidance has been issued, which provides the Issuer may use a method similar to that used in determining the required minimum distribution (but without certain exceptions and assumptions being permitted). Additionally, issuers are required to increase the value subject to tax in the year of the redesignation by any front loads or non-recurring charges (this could include contractual withdrawal charges) imposed in the 12 months prior to the conversion. If your Contract permits such redesignation, consult your tax advisor prior to redesignating your Traditional IRA to a Roth.

     If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.



     In general, a taxpayer may be permitted to revoke or recharacterize a previous conversion from a Traditional IRA to a Roth IRA provided that certain conditions are met. Consult your tax advisor and the instructions to IRS Form 8606 which indicates how and when the recharacterization must be made to be valid and how amounts should be reported. The income tax regulations also impose a waiting period to make a reconversion after such a reversal or recharacterization.



  REQUIRED DISTRIBUTIONS



     Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs; however, in general, the same rules with respect to minimum distributions after your death under Traditional IRAs also apply to Roth IRAs. Note that if payments under a Roth Income Annuity have begun prior to your death the remaining interest in the Contract must be paid to your designated beneficiary by the end of the 5th or over a period no longer than the beneficiary's remaining life expectancy at the time you die.



  AFTER DEATH



     Generally, when you die we must make payment of your entire interest by the December 31 of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.



     If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age 70 1/2.



     If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.



  SIMPLE IRAs AND SEPs ANNUITIES



     The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRAs transfers and rollovers. If your Contract accepts SIMPLE IRA or SEP contributions, consult your tax adviser and see the SAI for additional details.



  SIMPLE IRAS



     The Code allows contributions up to certain limits to be made under a valid salary reduction agreement and also allows for employer contributions up to certain applicable limits under the Code.



     - The Code allows "catch up" contributions for participants age 50 and older (by the end of calendar year) in excess of these limits (up to $2,500 in 2006) increasing thereafter as provided under the Code.



     - Transfers and rollovers from other SIMPLE IRA funding vehicles may also be accepted under your SIMPLE IRA Deferred Annuity.



  WITHDRAWALS AND INCOME PAYMENTS



     Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs in the case of SEPs or based on the ratio of all non-deductible SIMPLE IRA purchase payments to the total value of all of your SIMPLE IRAs.



  MINIMUM DISTRIBUTION



     The minimum distribution and after death distribution rules for Traditional IRA/SEPs and SIMPLE IRAs are generally the same. In all cases participants must begin receiving required distributions no later than April 1st of the calendar year following the year in which the participant becomes 70 1/2. Complex rules apply to calculate the amount of the required withdrawal each year and a penalty tax of 50% applies to amounts which should have been withdrawn, but were not. See discussion under IRAs above for more detail.



     In general the amount of required minimum distribution must be calculated separately with respect to each IRA/SEP and each SIMPLE IRA account and annuity contract, and then aggregated for all Traditional IRA/SEPs or for all SIMPLE IRA funding vehicles. The participant may then generally decide to aggregate the minimum distribution requirement for his/her Traditional IRA/SEPs and how much to take from each Traditional IRA/SEP (or from each SIMPLE IRA, as the case may be) to satisfy the minimum distribution requirement. You may not satisfy minimum distributions for one type of IRA or qualified plan with distributions from an account or annuity contract under another type of IRA or qualified plan. Consult your tax adviser.



  AFTER DEATH DISTRIBUTIONS



     The death benefit is taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable). See discussion under IRAs above for more detail.



     Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.



     If your spouse is your beneficiary, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2. Alternatively, if your spouse is your beneficiary, he or she may elect to continue as "owner" of the Contract and treat it as his/her own Traditional IRA (in the case of SEPs) or his/her own SIMPLE IRA (if so eligible, in the case of SIMPLE IRA).



     If you die after required distributions begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).



  SEPS



     If contributions are being made under a SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. In addition, rules applicable to Traditional IRA annuities (including purchase payments, rollovers, minimum distributions, penalty taxes and after death distributions) apply to your SEP/IRA annuity. See discussion under General IRAs above and note the following:



     - For SEP plans of an employer in existence prior to 1997 that permit contributions by elective deferrals, such contributions must be aggregated with all contributions under Section 402(g) of the Code to meet the limitations that apply to salary reduction contributions under all 401(k), SEPS, SIMPLE IRAs and TSAs in which you participate.



OTHER TAX CONSIDERATIONS



  FEDERAL ESTATE TAXES



     While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



  GENERATION-SKIPPING TRANSFER TAX



     The Code and certain state and local tax laws may impose a liability for certain interests in or payments made to certain beneficiaries and payees ("skip persons") under an annuity contract. The Code generally imposes a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, a family member two or more generations younger than the contract owner. Transfers to, or death benefits paid to a non-family member who is 37 1/2 years younger than the contract owner may also trigger such taxes. We may, if required under the Code or other applicable law, reduce the payments made to a skip person to pay the generation skipping tax or similar tax liability. Consult a tax advisor or attorney prior to naming a beneficiary or other payee under the Income Annuity to determine whether this tax may apply.



  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



     The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate (unless a lower treaty rate applies). In addition, purchasers may be subject to state and/or municipal taxes as well as taxes that may be imposed by the tax authority of the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation (income and otherwise) with respect to an annuity contract purchase.



HURRICANE RELIEF



  DISTRIBUTIONS



     Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under Section 72(t).



     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.



  LOANS



     Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals affected by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: for purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.



LEGAL PROCEEDINGS



     In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

                                   APPENDIX A


PREMIUM TAX TABLE

     If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.


                                                              NON-QUALIFIED        IRA, SIMPLE IRA
                                                              DEFERRED             AND SEP DEFERRED
                                                              ANNUITIES            ANNUITIES AND
                                                              AND INCOME           QUALIFIED INCOME
                                                              ANNUITIES            ANNUITIES(1)
California..................................................  2.35%                0.5%(2)
Maine.......................................................  2.0%                 --
Nevada......................................................  3.5%                 --
Puerto Rico(3)..............................................  3.0%                 3.0%
South Dakota................................................  1.25%                --
West Virginia...............................................  1.0%                 1.0%
Wyoming.....................................................  1.0%                 --


---------------

     (1) Premium tax rates applicable to IRA, SIMPLE IRA and SEP Deferred Annuities and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA, SIMPLE IRA and SEP Deferred Annuities and Income Annuities."

     (2) With respect to Deferred Annuities and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.


     (3) New tax rates effective January 1, 2006.

                                   APPENDIX B



ACCUMULATION UNIT VALUES (IN DOLLARS)




    This table shows fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).



-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Division(h).................................         2001              $ 14.94              $ 13.62                 549
                                                       2002                13.62                10.89               1,291
                                                       2003                10.89                16.52               2,336
                                                       2004                16.52                19.72               3,456
                                                       2005                19.72                24.41               4,905

American Funds Growth Division(h).............         2001               138.68               118.11                 383
                                                       2002               118.11                88.12                 925
                                                       2003                88.12               119.07               1,483
                                                       2004               119.07               132.29               1,843
                                                       2005               132.29               151.82               2,087

American Funds Growth-Income Division(h)......         2001                90.87                87.85                 404
                                                       2002                87.85                70.84               1,163
                                                       2003                70.84                92.66               1,753
                                                       2004                92.66               101.01               2,229
                                                       2005               101.01               105.58               2,335

BlackRock Aggressive Growth Division..........         1996                23.35                23.77              43,962
                                                       1997                23.77                25.04              43,359
                                                       1998                25.04                28.12              38,975
                                                       1999                28.12                37.00              31,947
                                                       2000                37.00                33.76              33,051
                                                       2001                33.76                25.42              31,091
                                                       2002                25.42                17.89              27,179
                                                       2003                17.89                24.88              25,244
                                                       2004                24.88                27.76              22,467
                                                       2005                27.76                30.35              19,747

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Bond Income Division(c).............         1996              $ 16.12              $ 16.49              16,604
                                                       1997                16.49                17.89              16,307
                                                       1998                17.89                19.33              20,060
                                                       1999                19.33                18.65              18,535
                                                       2000                18.65                20.49              16,397
                                                       2001                20.49                21.92              18,441
                                                       2002                21.92                23.45              17,570
                                                       2003                23.45                24.52              15,377
                                                       2004                24.52                25.29              13,472
                                                       2005                25.29                25.58              12,152

BlackRock Diversified Division................         1996                16.99                19.22              52,053
                                                       1997                19.22                22.89              62,604
                                                       1998                22.89                27.04              73,897
                                                       1999                27.04                29.04              75,126
                                                       2000                29.04                28.98              72,259
                                                       2001                28.98                26.80              66,375
                                                       2002                26.80                22.80              53,831
                                                       2003                22.80                27.15              48,133
                                                       2004                27.15                29.10              42,492
                                                       2005                29.10                29.62              36,977

BlackRock Investment Trust Division...........         1996                17.71                21.37              49,644
                                                       1997                21.37                27.09              60,102
                                                       1998                27.09                34.30              64,053
                                                       1999                34.30                40.13              64,026
                                                       2000                40.13                37.19              62,971
                                                       2001                37.19                30.48              57,292
                                                       2002                30.48                22.24              47,435
                                                       2003                22.24                28.61              42,947
                                                       2004                28.61                31.32              37,874
                                                       2005                31.32                32.05              32,640

BlackRock Large Cap Value Division -- Class
  E(f)........................................         2002                10.00                 7.93                 284
                                                       2003                 7.93                10.60                 856
                                                       2004                10.60                11.87               1,487
                                                       2005                11.87                12.39               1,366

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Legacy Large Cap Growth
  Division -- Class E(k)......................         2004              $ 10.07              $ 11.06                 131
                                                       2005                11.06                11.67                 248

BlackRock Strategic Value Division(a).........         2000                10.00                12.24               4,095
                                                       2001                12.24                14.03              14,487
                                                       2002                14.03                10.90              18,446
                                                       2003                10.90                16.16              18,572
                                                       2004                16.16                18.41              18,476
                                                       2005                18.41                18.94              16,013

Davis Venture Value Division(a)...............         2000                30.19                30.79                 917
                                                       2001                30.79                27.01               2,072
                                                       2002                27.01                22.31               2,269
                                                       2003                22.31                28.84               2,515
                                                       2004                28.84                32.01               3,051
                                                       2005                32.01                34.87               3,699

FI International Stock Division...............         1996                14.19                13.76              17,780
                                                       1997                13.76                13.27              15,865
                                                       1998                13.27                16.07              14,330
                                                       1999                16.07                18.48              13,052
                                                       2000                18.48                16.41              13,980
                                                       2001                16.41                12.87              13,984
                                                       2002                12.87                10.48              13,031
                                                       2003                10.48                13.26              11,727
                                                       2004                13.26                15.48              10,581
                                                       2005                15.48                18.04               9,752

FI Mid Cap Opportunities Division(b)(j).......         1997                10.00                12.68               7,417
                                                       1998                12.68                17.19              19,031
                                                       1999                17.19                37.85              44,078
                                                       2000                37.85                25.71              57,546
                                                       2001                25.71                15.91              52,028
                                                       2002                15.91                11.16              42,962
                                                       2003                11.16                14.83              38,331
                                                       2004                14.83                17.16              34,048
                                                       2005                17.16                18.13              29,773

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
FI Value Leaders Division -- Class E(f).......         2002              $ 23.06              $ 19.03                  40
                                                       2003                19.03                23.83                 176
                                                       2004                23.83                26.72                 294
                                                       2005                26.72                29.18                 561

Franklin Templeton Small Cap Growth
  Division(h).................................         2001                10.00                 8.80                 769
                                                       2002                 8.80                 6.27               1,420
                                                       2003                 6.27                 8.98               2,000
                                                       2004                 8.98                 9.88               1,935
                                                       2005                 9.88                10.22               1,816

Harris Oakmark Focused Value Division(h)......         2001                23.96                26.80               2,800
                                                       2002                26.80                24.13               5,044
                                                       2003                24.13                31.61               5,303
                                                       2004                31.61                34.32               5,348
                                                       2005                34.32                37.28               5,417

Harris Oakmark International Division -- Class
  E(f)........................................         2002                10.60                 8.85                  42
                                                       2003                 8.85                11.82                 595
                                                       2004                11.82                14.09               1,794
                                                       2005                14.09                15.90               3,248

Harris Oakmark Large Cap Value Division(e)....         1998                10.00                 9.71                 386
                                                       1999                 9.71                 8.93               3,631
                                                       2000                 8.93                 9.91               4,947
                                                       2001                 9.91                11.59              16,415
                                                       2002                11.59                 9.83              19,479
                                                       2003                 9.83                12.18              18,737
                                                       2004                12.18                13.40              18,012
                                                       2005                13.40                13.05              16,233

Janus Aggressive Growth Division(g)(h)........         2001                10.03                 7.78               1,023
                                                       2002                 7.78                 5.33               1,511
                                                       2003                 5.33                 6.82               1,650
                                                       2004                 6.82                 7.33               1,575
                                                       2005                 7.33                 8.24               1,656

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
Jennison Growth Division(a)(j)................         2000              $  9.81              $  7.24               2,555
                                                       2001                 7.24                 4.94               5,527
                                                       2002                 4.94                 3.47               5,946
                                                       2003                 3.47                 4.31               6,160
                                                       2004                 4.31                 4.47               5,447
                                                       2005                 4.47                 4.98               5,029

Lazard Mid-Cap Division -- Class E(f).........         2002                11.41                 9.70                 342
                                                       2003                 9.70                12.10                 799
                                                       2004                12.10                13.68                 970
                                                       2005                13.68                14.62               1,006

Legg Mason Value Equity Division(l)...........         2001                 9.39                 8.35                 494
                                                       2002                 8.35                 6.58                 796
                                                       2003                 6.58                 7.92                 848
                                                       2004                 7.92                 8.71               1,132
                                                       2005                 8.71                 9.22               1,086

Lehman Brothers(R) Aggregate Bond
  Division(e).................................         1998                10.00                10.11                 793
                                                       1999                10.11                 9.85               7,735
                                                       2000                 9.85                10.84              11,149
                                                       2001                10.84                11.51              17,519
                                                       2002                11.51                12.53              20,058
                                                       2003                12.53                12.82              20,045
                                                       2004                12.82                13.18              22,254
                                                       2005                13.18                13.29              21,998

Loomis Sayles Small Cap Division(a)...........         2000                25.78                25.52                 353
                                                       2001                25.52                22.98                 654
                                                       2002                22.98                17.80                 759
                                                       2003                17.80                24.00                 812
                                                       2004                24.00                27.58                 828
                                                       2005                27.58                29.13                 864

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Division(b)(d).....         1997              $ 10.00              $ 10.50               2,375
                                                       1998                10.50                 9.59               3,882
                                                       1999                 9.59                11.16               4,708
                                                       2000                11.16                10.92               5,291
                                                       2001                10.92                10.64               5,375
                                                       2002                10.64                10.65               4,922
                                                       2003                10.65                12.57               5,372
                                                       2004                12.57                13.46               5,242
                                                       2005                13.46                13.54               5,163

Met/AIM Small Cap Growth Division -- Class
  E(f)........................................         2002                11.24                 8.51                 130
                                                       2003                 8.51                11.68                 317
                                                       2004                11.68                12.30                 324
                                                       2005                12.30                13.17                 360

MetLife Mid Cap Stock Index Division(a).......         2000                10.00                10.62               5,493
                                                       2001                10.62                10.36               8,080
                                                       2002                10.36                 8.71              10,596
                                                       2003                 8.71                11.61              11,376
                                                       2004                11.61                13.30               9,541
                                                       2005                13.30                14.75               9,546

MetLife Stock Index Division..................         1996                18.52                22.43              43,141
                                                       1997                22.43                29.27              58,817
                                                       1998                29.27                37.08              71,204
                                                       1999                37.08                44.24              79,702
                                                       2000                44.24                39.61              83,765
                                                       2001                39.61                34.36              80,855
                                                       2002                34.36                26.36              73,961
                                                       2003                26.36                33.38              69,963
                                                       2004                33.38                36.44              67,011
                                                       2005                36.44                37.66              61,056

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Division(h).....         2001              $ 10.00              $  8.73                 409
                                                       2002                 8.73                 7.62                 830
                                                       2003                 7.62                 9.96                 973
                                                       2004                 9.96                11.77               1,281
                                                       2005                11.77                13.58               1,545

MFS(R) Total Return Division -- Class E(k)....         2004                10.04                10.93                 541
                                                       2005                10.93                11.12               1,421

Morgan Stanley EAFE(R) Index Division(e)......         1998                10.00                10.79                 342
                                                       1999                10.79                13.31               3,869
                                                       2000                13.31                11.24               8,034
                                                       2001                11.24                 8.69              11,012
                                                       2002                 8.69                 7.15              12,545
                                                       2003                 7.15                 9.72              12,719
                                                       2004                 9.72                11.49              10,705
                                                       2005                11.49                12.85              10,292

Neuberger Berman Mid Cap Value Division(e)....         1998                10.00                10.72                 297
                                                       1999                10.72                12.46               2,438
                                                       2000                12.46                15.78               7,506
                                                       2001                15.78                15.19               9,094
                                                       2002                15.19                13.56               9,180
                                                       2003                13.56                18.28               9,002
                                                       2004                18.28                22.20              10,312
                                                       2005                22.20                24.61              11,158

Neuberger Berman Real Estate Division -- Class
  E(k)........................................         2004                 9.99                12.86               1,462
                                                       2005                12.86                14.41               3,143

Oppenheimer Capital Appreciation
  Division -- Class E(m)......................         2005                10.02                10.90                  66

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Equity Division(b).........         1997              $ 10.00              $ 10.84               4,826
                                                       1998                10.84                12.42               7,712
                                                       1999                12.42                15.36               9,323
                                                       2000                15.36                14.92              11,687
                                                       2001                14.92                12.37              12,091
                                                       2002                12.37                10.26              10,868
                                                       2003                10.26                13.22              10,017
                                                       2004                13.22                15.20               9,063
                                                       2005                15.20                17.44               8,299

PIMCO Total Return Division(h)................         2001                10.00                10.54               2,743
                                                       2002                10.54                11.41               8,941
                                                       2003                11.41                11.78               9,778
                                                       2004                11.78                12.24               9,738
                                                       2005                12.24                12.39              10,726

RCM Global Technology Division(h).............         2001                10.00                 7.44               2,036
                                                       2002                 7.44                 3.63               2,785
                                                       2003                 3.63                 5.66               6,380
                                                       2004                 5.66                 5.35               5,506
                                                       2005                 5.35                 5.88               4,229

Russell 2000(R) Index Division(e).............         1998                10.00                10.52                 598
                                                       1999                10.52                12.76               5,395
                                                       2000                12.76                12.12               9,113
                                                       2001                12.12                12.08               9,632
                                                       2002                12.08                 9.48              10,366
                                                       2003                 9.48                13.68              10,958
                                                       2004                13.68                15.92               9,453
                                                       2005                15.92                16.43               8,755

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Large Cap Growth Division(e)....         1998              $ 10.00              $ 11.00                 407
                                                       1999                11.00                13.28               3,394
                                                       2000                13.28                13.05              12,475
                                                       2001                13.05                11.62              12,077
                                                       2002                11.62                 8.80              10,694
                                                       2003                 8.80                11.38              10,543
                                                       2004                11.38                12.35               9,722
                                                       2005                12.35                13.00               8,725

T. Rowe Price Mid-Cap Growth Division(h)......         2001                10.00                 8.42               1,519
                                                       2002                 8.42                 4.66               2,343
                                                       2003                 4.66                 6.31               3,464
                                                       2004                 6.31                 7.36               4,024
                                                       2005                 7.36                 8.35               4,626

T. Rowe Price Small Cap Growth Division(b)....         1997                10.00                11.75               6,932
                                                       1998                11.75                12.01              13,119
                                                       1999                12.01                15.18              14,007
                                                       2000                15.18                13.63              19,423
                                                       2001                13.63                12.25              18,643
                                                       2002                12.25                 8.87              16,729
                                                       2003                 8.87                12.34              15,892
                                                       2004                12.34                13.54              14,108
                                                       2005                13.54                14.84              12,484

Western Asset Management Strategic Bond
  Opportunities Division(h)...................         2001                15.75                16.21                 494
                                                       2002                16.21                17.55               1,216
                                                       2003                17.55                19.52               2,157
                                                       2004                19.52                20.55               2,415
                                                       2005                20.55                20.88               3,190

Western Asset Management U.S. Government
  Division(h).................................         2001                14.55                15.07               1,179
                                                       2002                15.07                16.07               3,844
                                                       2003                16.07                16.13               3,166
                                                       2004                16.13                16.41               2,998
                                                       2005                16.41                16.49               3,100

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                               NUMBER OF UNITS
                                                                                                               OUTSTANDING AT
                                                                      UNIT VALUE AT        UNIT VALUE AT         END OF YEAR
                  FUND NAME                            YEAR         BEGINNING OF YEAR       END OF YEAR        (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------

MetLife Aggressive Allocation Division(m).....         2005              $  9.99              $ 11.17                 143

MetLife Conservative Allocation Division(m)...         2005                 9.99                10.32                 188

MetLife Conservative to Moderate Allocation
  Division(m).................................         2005                 9.99                10.55                 824

MetLife Moderate Allocation Division(m).......         2005                 9.99                10.77               1,278

MetLife Moderate to Aggressive Allocation
  Division(m).................................         2005                 9.99                11.00                 654


----------------

NOTES:



A  INCEPTION DATE: JULY 5, 2000.



B  INCEPTION DATE: MARCH 3, 1997.



C THE ASSETS OF STATE STREET RESEARCH INCOME DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF STATE STREET RESEARCH INCOME DIVISION.



D THE ASSETS OF LOOMIS SAYLES HIGH YIELD BOND DIVISION WERE MERGED INTO THIS INVESTMENT DIVISION ON APRIL 29, 2002. ACCUMULATION UNIT VALUES PRIOR TO APRIL 29, 2002 ARE THOSE OF LOOMIS SAYLES HIGH YIELD BOND DIVISION.



E  INCEPTION DATE: NOVEMBER 9, 1998.



F  INCEPTION DATE: MAY 1, 2002.



G THE ASSETS OF THE JANUS GROWTH DIVISION WERE MERGED INTO THE JANUS AGGRESSIVE GROWTH DIVISION ON APRIL 28, 2003 ACCUMULATION UNIT VALUES PRIOR TO APRIL 28, 2003 ARE THOSE OF JANUS GROWTH DIVISION.



H  INCEPTION DATE: MAY 1, 2001.



I THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES WAS MERGED INTO THE JANUS MID CAP DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 3, 2004 AND WAS RENAMED FI MID CAP OPPORTUNITIES. THE INVESTMENT DIVISION WITH THE NAME FI MID CAP OPPORTUNITIES ON APRIL 30, 2004 CEASED TO EXIST. THE ACCUMULATION UNIT VALUES HISTORY PRIOR TO MAY 1, 2004 IS THAT OF THE JANUS MID CAP DIVISION.



J THE ASSETS IN THIS INVESTMENT DIVISION WERE MERGED INTO JENNISON GROWTH DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 2, 2005. THIS INVESTMENT DIVISION IS NO LONGER AVAILABLE.



K  INCEPTION DATE: MAY 1, 2004.



L THE ASSETS OF THE MFS(R) INVESTORS TRUST DIVISION WERE MERGED INTO THE LEGG MASON VALUE EQUITY DIVISION PRIOR TO THE OPENING OF BUSINESS ON MAY 1, 2006. ACCUMULATION UNIT VALUES PRIOR TO MAY 1, 2006 ARE THOSE OF MFS(R) INVESTORS TRUST DIVISION.



M  INCEPTION DATE: MAY 1, 2005.

APPENDIX C



PORTFOLIO LEGAL AND MARKETING NAMES



SERIES FUND/TRUST                      LEGAL NAME OF PORTFOLIO SERIES                     MARKETING NAME
-----------------                  ---------------------------------------    ---------------------------------------
AMERICAN FUNDS INSURANCE SERIES                   Bond Fund                          American Funds Bond Fund
AMERICAN FUNDS INSURANCE SERIES       Global Small Capitalization Fund              American Funds Global Small
                                                                                        Capitalization Fund
AMERICAN FUNDS INSURANCE SERIES              Growth-Income Fund                  American Funds Growth-Income Fund
AMERICAN FUNDS INSURANCE SERIES                  Growth Fund                        American Funds Growth Fund
METROPOLITAN SERIES FUND, INC.        FI International Stock Portfolio           FI International Stock Portfolio
                                                                                            (Fidelity)
METROPOLITAN SERIES FUND, INC.             FI Large Cap Portfolio                FI Large Cap Portfolio (Fidelity)
METROPOLITAN SERIES FUND, INC.       FI Mid Cap Opportunities Portfolio         FI Mid Cap Opportunities Portfolio
                                                                                            (Fidelity)
METROPOLITAN SERIES FUND, INC.           FI Value Leaders Portfolio            FI Value Leaders Portfolio (Fidelity)

APPENDIX D


                      TABLE OF CONTENTS FOR THE STATEMENT
                           OF ADDITIONAL INFORMATION


                                                              PAGE
COVER PAGE..................................................     1
TABLE OF CONTENTS...........................................     1
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............     2
SERVICES....................................................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED
  ANNUITIES AND INCOME ANNUITIES............................     2
EARLY WITHDRAWAL CHARGE.....................................     3
EXPERIENCE FACTOR...........................................     3
VARIABLE INCOME PAYMENTS....................................     4
INVESTMENT MANAGEMENT FEES..................................     7
ADVERTISEMENT OF THE SEPARATE ACCOUNT.......................    11
VOTING RIGHTS...............................................    12
ERISA.......................................................    13
TAXES.......................................................    14
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................   F-1
FINANCIAL STATEMENTS OF METLIFE.............................   F-1

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

     If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Metropolitan Life Separate Account E

     [ ] Metropolitan Series Fund, Inc.

     [ ] Met Investors Series Trust

     [ ] American Funds Insurance Series

     [ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

                      METROPOLITAN LIFE INSURANCE COMPANY
                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                                PREFERENCE PLUS
                                      AND
                           FINANCIAL FREEDOM ACCOUNT
                     GROUP AND INDIVIDUAL DEFERRED ANNUITY
                          AND INCOME ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION
                               FORM N-4    PART B

                                  May 1, 2006


     This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectuses for Preference Plus and Financial Freedom Account Deferred Annuities and Income Annuities, and should be read in conjunction with the Prospectuses. Copies of the Prospectus for the Preference Plus Account, Financial Freedom Account Deferred Annuities and Income Annuities may be obtained from Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, Rhode Island 02893.

     A Statement of Additional Information for the Metropolitan Series Fund, Inc., the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series ("American Funds") are attached at the end of this Statement of Additional Information. The Statements of Additional Information for Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio and Fidelity Variable Insurance Products Funds are distributed separately.


     Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the Section titled "Important Terms You Should Know" of the Prospectuses for Preference Plus Account and Financial Freedom Account Variable Annuity Contracts dated May 1, 2006.

                            ------------------------

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Independent Registered Public Accounting Firm...............     2
Services....................................................     2
Distribution of Certificates and Interests in the Deferred
  Annuities and Income Annuities............................     2
Early Withdrawal Charge.....................................     3
Experience Factor...........................................     3
Variable Income Payments....................................     3
Investment Management Fees..................................     7
Advertisement of the Separate Account.......................    11
Voting Rights...............................................    12
ERISA.......................................................    13
Taxes.......................................................    14
Financial Statements of the Separate Account................   F-1
Financial Statements of MetLife.............................   F-1

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The financial statements of Metropolitan Life Separate Account E and Metropolitan Life Insurance Company (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


SERVICES

     MetLife has retained FASCorp. to administer some of its group Contracts in the capacity of a third party administrator. When MetLife provides administrative services to groups, such services may be provided to a group on a basis more favorable than that otherwise made available to other groups.


DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED ANNUITIES AND INCOME ANNUITIES



     MetLife is both the depositor and the underwriter (issuer) of the annuities.



     The certificates and interests in the Deferred Annuities and Income Annuities are sold through individuals who are licensed life insurance sales representatives of MetLife. MetLife is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. They also are sold through other registered broker-dealers. They also may be sold through the mail and in the case of certain Enhanced Preference Plus and VestMet Deferred Annuities and Income Annuities and Financial Freedom Account Deferred Annuities and Income Annuities by certain qualified employees of MetLife. They may also be sold over the Internet.



     The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by payments from us. There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered from the Separate Account charge. The Separate Account does not pay sales commissions. Our sales representatives in our MetLife Resources division must meet a minimum level of sales production in order to maintain employment with us. MetLife sales representatives who are not in our MetLife Resources division ("non-MetLife Resources MetLife sales representatives") must meet a minimum level of sales of proprietary products in order to maintain employment with us.



     We make cash payments to non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives for the products they sell and service based upon a "gross dealer concession" model. With respect to the Deferred Annuity and Income Annuity, the gross dealer concession ranges from 0.75% to 6% of each purchase payment and, starting in the second Contract Year, 0.09% to 0.18% of the Account Balance or amount available from which income payments are made each year the Contract is in force for servicing the Deferred Annuity or Income Annuity. Gross dealer concession may also be paid when the Contract is annuitized. The amount of this gross dealer concession payable upon annuitization depends on several factors, including the number of years the Deferred Annuity has been in force. Compensation to the sales representative is all or part of the gross dealer concession. Compensation to sales representatives in the MetLife Resources division is based upon premiums and purchase payments applied to all products sold and serviced by the representative. Compensation to non-MetLife Resources MetLife sales representatives is determined based upon a formula that recognizes premiums and purchase payments applied to proprietary products sold and serviced by the representative as well as certain premiums and purchase payments applied to non-proprietary products sold by the representative. Proprietary products are those issued by us or our affiliates. Because one of the factors determining the percentage of gross dealer concession that applies to a non-MetLife Resources MetLife sales representative's compensation is sales of proprietary products, these sales representatives have an incentive to favor the sale of proprietary products. Because non-MetLife Resources MetLife sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sales of proprietary products.



     Non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers may be eligible for additional cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplemental salary, financial arrangements, marketing support, medical and other insurance benefits, and retirement benefits and other benefits based primarily on the amount of proprietary products sold. Because non-MetLife Resources MetLife sales representatives' and MetLife Re-sources sales representatives' and their managers' additional cash compensation is based primarily on the sale of proprietary products, non-MetLife Resources MetLife sales representatives and MetLife Resources sales representatives and their managers have an incentive to favor the sale of proprietary products.



     Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises.



     We also pay the business unit responsible for the operation of our distribution system.



     We also offer our sales representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.



     We also pay compensation for the sale of the Contracts by unaffiliated broker-dealers. Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of non-affiliated broker-dealers and their managers may be eligible for various cash benefits and non-cash compensation items. We may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. Ask your sales representative for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.



     We paid commissions to unaffiliated brokers in 2005 of approximately $3,061,177. The amount of commissions we retained in 2003, 2004 and 2005, respectively, was approximately $3,001,941, $3,134,842, and $3,146,589.



     From time to time, MetLife pays organizations, associations and non-profit organizations fees to endorse or sponsor MetLife's variable annuity contracts or for access to the organization's members. This compensation is primarily in the form of a flat fee from MetLife and may include other forms of compensation to organizations, including: funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. In some cases, we hire organizations to perform administrative services for us, for which they are paid a fee based upon a percentage of the Account Balances their members hold in the Contract. We also retain finders and consultants to introduce MetLife to potential clients and for establishing and maintaining relationships between MetLife and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses.



     The Preference Plus Account Deferred Annuities in the individual non-qualified, individual IRA, SEP, SIMPLE, individual Roth IRA, group IRA, group Roth IRA, group non-qualified and unallocated Keogh markets (those in the "A" and "C" prospectus) are no longer offered. Current contract owners may continue to make purchase payments. We also no longer offer the Income Annuities in these markets. Otherwise, the offering of all Deferred Annuities and Income Annuities is continuous. Owners and participants under the Deferred Annuities and the Income Annuities may not be offered all investment choices. Each Contract will indicate those investment choices available under the Deferred Annuity or Income Annuity.



EARLY WITHDRAWAL CHARGE



     The total amount of early withdrawal charges paid to and retained by MetLife for the years ended December 31, 2002, 2003, 2004 and 2005 were $22,002,535, $19,954,062, $18,392,053 and $15,457,560 respectively.


EXPERIENCE FACTOR

     We use the term "experience factor" to describe the investment performance for an investment division. The experience factor changes from Valuation Period (described later) to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the valuation period not to exceed .000034035 (the daily equivalent of an effective annual rate of 1.25%) for certain Deferred Annuities and Income Annuities and for certain other

Deferred Annuities and Income Annuities .000025905 (the daily equivalent of an effective annual rate of .95%).

VARIABLE INCOME PAYMENTS

     "Variable income payments" include variable income payments made under the various Income Annuities.

ASSUMED INVESTMENT RETURN (AIR)

     The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 3% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

AMOUNT OF INCOME PAYMENTS

     The cash you receive periodically from an investment division (after your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that investment division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

     The Income Annuity specifies the dollar amount of the initial variable income payment for each investment division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific investment division (net any applicable premium tax owed or contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the investment division to determine the number of annuity units held in that investment division. The number of annuity units held remains fixed for the duration of the Contract (if no reallocations are made).

     The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or less than the AIR and Separate Account charges.

     Each Deferred Annuity provides that, when a pay-out option is chosen, the payment to the annuitant will not be less than the payment produced by the then current settlement option rates, which will not be less than the rates used for a currently issued single payment immediate annuity contract. The purpose of this provision is to assure the annuitant that, at retirement, if the Fixed Income Option purchase rates for new single payment immediate contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity, the annuitant will be given the benefit of the new rates.

ANNUITY UNIT VALUE

     The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payment" in the Prospectus.)

REALLOCATIONS--DEFERRED ANNUITIES IN THE PAY-OUT PHASE

     Your request for a reallocation tells us to move, in accordance with your instructions, the underlying Portfolio shares we have designated in the investment divisions or other funds to generate your income payments.

     When you request a reallocation from an investment division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

     - First, we update the income payment amount to be reallocated from the investment division based upon the applicable Annuity Unit Value at the time of the reallocation;

     - Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

     - Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option for the Income Annuity on the date of your reallocation;

     - Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

     When you request a reallocation from one investment division to another, annuity units in one investment division are liquidated and annuity units in the other investment division are credited to you. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the investment division to which you have reallocated.

     Here are examples of the effect of a reallocation on the income payment:

     - Suppose you choose to reallocate 40% of your income payment supported by investment division A to the Fixed Income Option and the recalculated income payment supported by investment division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 X ($125 / $100) or $50, and your income payment supported by investment division A will be decreased by $40.

     - Suppose you choose to reallocate 40% of your income payment supported by investment division A to investment division B and the recalculated income payment supported by investment division A is $100. Then, your income payment supported by investment division B will be increased by $40 and your income payment supported by investment division A will be decreased by $40.

CALCULATING THE ANNUITY UNIT VALUE

     We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

     To calculate an Annuity Unit Value, we first adjust the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

     The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

 1. Annuity Unit Value, beginning of period.................  $       10.20

 2. "Experience factor" for period..........................       1.023558

 3. Daily adjustment for 3% Assumed Investment Return.......   1.0000809863

 4. (2) / (3)...............................................       1.023475

 5. Annuity Unit Value, end of period (1) X (4).............  $       10.44

                        ILLUSTRATION OF ANNUITY PAYMENTS
 (ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          Annuitant age 65, Life Annuity with 120 Payments Guaranteed

 1. Number of Accumulation Units as of Annuity Date.........      1,500.00

 2. Accumulation Unit Value.................................    $    11.80

 3. Accumulation Value of the Deferred Annuity (1) X (2)....    $17,700.00

 4. First monthly income payment per $1,000 of Accumulation
    Value...................................................    $     5.52

 5. First monthly income payment (3) X (4) / 1,000..........    $    97.70

 6. Assume Annuity Unit Value as of Annuity Date equal to
    (see Illustration of Calculation of Annuity Unit Value
    above)..................................................    $    10.80

 7. Number of Annuity Units (5) / (6).......................       9.04630

 8. Assume Annuity Unit Value for the second month equal to
    (10 days prior to payment)..............................    $    10.97

 9. Second monthly Annuity Payment (7) X (8)................    $    99.24

10. Assume Annuity Unit Value for third month equal to......    $    10.53

11. Next monthly Annuity Payment (7) X (10).................    $    95.26

DETERMINING THE VARIABLE INCOME PAYMENT

     Variable income payments can go up or down based upon the investment performance of the investment divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the investment divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments will increase only to the extent that the investment performance of the investment divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly as changes occur in the investment performance of the investment divisions.

INVESTMENT MANAGEMENT FEES

METLIFE ADVISERS

     Each of the currently available Metropolitan Fund Portfolios pays MetLife Advisers, the investment manager of the Metropolitan Fund an investment management fee.

     The following table shows the fee schedules for the investment management fees for the Metropolitan Fund as a percentage per annum of the average net assets for each Portfolio:

                                                             ANNUAL
                                     AVERAGE DAILY NET     PERCENTAGE
            PORTFOLIO                ASSET VALUE LEVELS       RATE
            ---------              ----------------------  ----------
BlackRock Investment Trust         1st $500 Million         0.55%
                                   next $500 million        0.50%
                                   over $1 billion          0.45%
BlackRock Diversified              1st $500 million         0.50%
                                   next $500 million        0.45%
                                   over $1 billion          0.40%
BlackRock Aggressive Growth        1st $500 million         0.75%
                                   next $500 million        0.70%
                                   over $1 billion          0.65%
Jennison Growth                    1st $200 million         0.70%
                                   next $300 million        0.65%
                                   over $1.5 billion        0.60%
                                   over $2 billion          0.55%
BlackRock Strategic Value          1st $500 million         0.85%
                                   next $500 million        0.80%
                                   over $1 billion          0.75%
FI International Stock             1st $500 million         0.86%
                                   next $500 million        0.80%
                                   over $1 billion          0.75%
T. Rowe Price Small Cap Growth(4)  1st $100 million         0.55%
                                   next $300 million        0.50%
                                   over $400 million        0.45%
T. Rowe Price Large Cap Growth(3)  1st $50 million          0.65%
                                   over $50 million         0.60%


                                                             ANNUAL
                                     AVERAGE DAILY NET     PERCENTAGE
            PORTFOLIO                ASSET VALUE LEVELS       RATE
            ---------              ----------------------  ----------
FI Mid Cap Opportunities           1st $100 million         0.75%
                                   next $400 million        0.70%
                                   over $500 million        0.65%
Oppenheimer Global Equity          1st $50 million          0.90%
                                   next $50 million         0.55%
                                   next $400 million        0.50%
                                   over $500 million        0.475%
Harris Oakmark Large Cap Value     1st $250 million         0.75%
                                   over $250 million        0.70%
Neuberger Berman Mid Cap Value     1st $100 million         0.70%
                                   next $250 million        0.675%
                                   next $500 million        0.65%
                                   next $750 million        0.625%
                                   over $1.6 billion        0.60%
Franklin Templeton Small Cap       1st $500 million         0.90%
  Growth                           over $500 million        0.85%
MetLife Stock Index(7)             All Assets               0.25%
Lehman Brothers(R) Aggregate       All Assets               0.25%
  Bond Index(5)
Russell 2000(R) Index(7)           All Assets               0.25%
Morgan Stanley EAFE(R) Index(6)    All Assets               0.30%
MetLife Mid Cap Stock Index(7)     All Assets               0.25%
BlackRock Large Cap Value          1st $250 million         0.70%
                                   next $500 million        0.65%
                                   over $750 million        0.60%
Loomis Sayles Small Cap(8)         the first $500 million   0.90%
                                   amounts in excess of     0.85%
                                   $500 million
Harris Oakmark Focused Value       for the first $1         0.75%
                                   billion                  0.70%
                                   for amounts over $1
                                   billion
Davis Venture Value                1st $1 billion           0.75%
                                   next $2 billion          0.70%
                                   over $3 billion          0.675%
Western Asset Management           1st $500 million         0.65%
  Strategic Bond Opportunities     over $500 million        0.55%
Western Asset Management U.S.      1st $500 million         0.55%
  Government                       over $500 million        0.45%
MFS Total Return                   1st $250 million         0.60%
                                   next $500 million        0.55%
                                   over $750 million        0.50%
BlackRock Bond Income(1)           first $1 billion         0.40%
                                   next $1 billion          0.35%
                                   next $1 billion          0.30%
                                   over $3 billion          0.25%
FI Value Leaders                   for the first $200       0.70%
                                   million
                                   for the next $300        0.65%
                                   million
                                   for the next $1.5        0.60%
                                   billion and
                                   for amounts over $2      0.55%
                                   billion
FI Large Cap                       1st $250 million         0.80%
                                   next $500 million        0.75%
                                   over $750 million        0.70%

                                                             ANNUAL
                                     AVERAGE DAILY NET     PERCENTAGE
            PORTFOLIO                ASSET VALUE LEVELS       RATE
            ---------              ----------------------  ----------
BlackRock Money Market(2)          for the first $1         0.35%
                                   billion
                                   for the next $1          0.30%
                                   billion and
                                   for amounts over $2      0.25%
                                   billion
BlackRock Legacy Large Cap Growth  for the first $1         0.73%
                                   billion
                                   for amounts over $1      0.65%
                                   billion
MetLife Conservative Allocation    All Assets               0.10%
MetLife Conservative to Moderate   All Assets               0.10%
  Allocation
MetLife Moderate Allocation        All Assets               0.10%
MetLife Moderate to Aggressive     All Assets               0.10%
  Allocation
MetLife Aggressive Allocation      All Assets               0.10%

------------------

(1) For the period May 1, 2006 through April 30, 2007, MetLife Advisers has contractually agreed to reduce the investment management fee for the BlackRock Bond Income Portfolio to the annual rate of 0.025% for amounts over $1 billion but less than $2 billion.


(2) For the period May 1, 2006 through April 30, 2007, MetLife Advisers has contractually agreed to reduce the investment management fee for the BlackRock Money Market Portfolio to an annual rate of 0.005% for the first $500 million and 0.015% for the next $500 million.


(3) For the period May 1, 2006 through April 30, 2007, MetLife Advisers has contractually agreed to reduce the investment management fee for T. Rowe Price Large Cap Growth Portfolio to 0.015% for the first $50 million. In addition, effective February 17, 2005, MetLife Advisers voluntarily agreed to waive its investment management fee by the amount waived by the Portfolio's sub-investment manager pursuant to a voluntary sub-investment manager fee waiver. This voluntary waiver is dependent on the satisfaction of certain conditions and may be terminated by MetLife Advisers at any time. The Metropolitan Fund's SAI provides more information about the fee waiver.


(4) Effective February 17, 2005, MetLife Advisers has voluntarily agreed to waive its investment management fee for the T. Rowe Price Small Cap Growth Portfolio by the amount waived by the Portfolio's sub-investment manager pursuant to a voluntary sub-investment manager fee waiver. This voluntary waiver is dependent on the satisfaction of certain conditions and may be terminated by MetLife Advisers at any time. The Metropolitan Fund's SAI provides more information about the fee waiver.


(5) For the period May 1, 2006 through April 30, 2007, MetLife Advisers has contractually agreed to reduce its investment management fee for the Lehman Brothers Aggregate Bond Index Portfolio to 0.244%.


(6) For the period May 1, 2006 through April 30, 2007, MetLife Advisers has contractually agreed to reduce its investment management fee for the Morgan Stanley EAFE Index Portfolio to 0.293%.


(7) For the period May 1, 2006 through April 30, 2007, MetLife Advisers has contractually agreed to reduce its investment management fee for the Russell 2000 Index, the MetLife Stock Index and the Metlife Mid Cap Stock Index Portfolios to 0.243%.


(8) For the period May 1, 2006 through April 30, 2007, MetLife Advisers has contractually agreed to reduce its investment management fee for the Loomis Sayles Small Cap Portfolio to 0.05% for all assets.


     MetLife Advisers pays the following entities for providing services as sub-investment manager of the Metropolitan Fund portfolio(s) indicated below. These fees are solely the responsibility of MetLife Advisers.


     SUB-INVESTMENT MANAGER                 PORTFOLIO(S)
     ----------------------                 ------------
Metropolitan Life Insurance       MetLife Stock Index
  Company                         Lehman Brothers(R) Aggregate
                                    Bond Index
                                  Russell 2000(R) Index
                                  Morgan Stanley EAFE(R) Index
                                  MetLife Mid Cap Stock Index
BlackRock Advisers, Inc.          BlackRock Diversified
                                  BlackRock Investment Trust
                                  BlackRock Money Market
                                  BlackRock Bond Income
                                  BlackRock Aggressive Growth
                                  BlackRock Strategic Value
                                  BlackRock Large Cap Value
                                  BlackRock Legacy
                                    Large Cap Growth
Jennison Associates LLC           Jennison Growth
T. Rowe Price Associates, Inc.    T. Rowe Price Small Cap Growth
                                  T. Rowe Price Large Cap Growth
OppenheimerFunds, Inc.            Oppenheimer Global Equity
Harris Associates, L.P.           Harris Oakmark Large Cap Value
                                  Harris Oakmark Focused Value
Neuberger Berman Management Inc.  Neuberger Berman Mid
                                    Cap Value
Franklin Advisers, Inc.           Franklin Templeton Small Cap
                                    Growth
Western Asset Management Inc      Western Asset Management
                                    U.S. Government
                                  Western Asset Management
                                    Strategic Bond Opportunities
Massachusetts Financial Services  Legg Mason Value Equity
  Company                         MFS Total Return
Davis Selected Advisers, L.P.     Davis Venture Value
Loomis Sayles, & Company, L.P.    Loomis Sayles Small Cap
Fidelity Management & Research    FI Value Leaders
  Company                         FI Mid Cap Opportunities
                                  FI International Stock
                                  FI Large Cap


     MetLife Advisers has hired Standard & Poor's Investment Advisory Services, LLC ("SPIAS") to provide research and consulting services with respect to the periodic asset allocation targets for the MetLife Conservative Allocation, the MetLife Conservative to Moderate Allocation, the MetLife Moderate Allocation, the MetLife Moderate to Aggressive Allocation and the MetLife Aggressive Allocation Portfolios and to investments in the underlying Portfolios. MetLife Advisers pays consulting fees to SPIAS for these services.

CALVERT


     The Calvert Social Balanced Portfolio pays Calvert, the Calvert Social Balanced Portfolio's investment manager, a base monthly investment manager fee equivalent to an annual rate of 0.425% of the first $500 million of the

Portfolio's average daily net assets, 0.375% on the next $500 million of such assets and 0.325% of all assets above $1 billion.



     Calvert pays sub-investment management fees to New Amsterdam Partners LLC and SSgA Funds Management, Inc. These fees are solely the responsibility of Calvert, not of the Calvert Social Balanced Portfolio.


     The Calvert Social Mid Cap Growth Portfolio pays Calvert, the Calvert Social Mid Cap Growth Portfolio's investment manager, a monthly investment management fee equivalent to an annual rate of 0.65% of the Portfolio's average daily net assets.


     Calvert pays sub-investment management fees to New Amsterdam Partners LLC. These fees are solely the responsibility of Calvert, not of the Calvert Social Mid Cap Growth Portfolio.


FIDELITY

     Fidelity's VIP Equity-Income, VIP Growth and VIP Overseas Portfolios pay FMR an investment management fee which is the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR (this rate cannot rise above .52%, and it drops as total assets under management increase) and an individual fee of .20% for Fidelity's VIP Equity-Income Portfolio, .30% for Fidelity's VIP Growth Portfolio and .45% for Fidelity's VIP Overseas Portfolio of the average net assets throughout the month. FMR pays sub-investment manager fees to Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and to Fidelity International Investment Advisors for Fidelity's VIP Overseas Portfolio, but these fees are the sole responsibility of FMR, not the Fidelity VIP Funds. Fidelity's VIP Money Market Portfolio and VIP Investment Grade Bond Portfolio pay FMR an investment management fee which is also the sum of a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR and an individual rate. The group fee cannot rise above .37% and it drops as total assets under management increase and the individual rate is .30% of VIP Investment Grade Bond Portfolios' average net assets throughout the month respectively. FMR pays a sub-investment manager fee to Fidelity Investments Money Management, Inc. These fees are paid by FMR, on behalf of the Fidelity VIP Funds.

MET INVESTORS ADVISORY LLC

     Met Investors Advisory LLC, the investment manager of Met Investors Fund, has overall responsibility for the general management and administration of all of Met Investors Fund Portfolios. Met Investors Advisory LLC is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

     As compensation for its services to the Met Investor Fund Portfolios, Met Investors Advisory LLC receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The investment management fees for each Portfolio are:


         PORTFOLIO                INVESTMENT MANAGEMENT FEE
         ---------                -------------------------
PIMCO Total Return Portfolio  0.50%
RCM Global Technology         0.90% of first $500 million of
  Portfolio                   such assets plus 0.85% of such
                              assets over $500 million
PIMCO Inflation               0.50%
  Protected Bond Portfolio
T. Rowe Price Mid-Cap Growth  0.75%
  Portfolio
MFS Research International    0.80% of first $200 million of
  Portfolio                   such assets plus
                              0.75% of such assets over $200
                              million up to $500 million plus
                              0.70% of such assets over $500
                              million up to $1 billion plus
                              0.65% of such assets over $1
                              billion
Lord Abbett Bond Debenture    0.60% of first $250 million of
  Portfolio                   such assets plus
                              0.55% of such assets over $250
                              million up to $500 million plus
                              0.50% of such assets over $500
                              million up to $1 billion plus
                              0.45% of such assets over $1
                              billion
Lazard Mid-Cap Portfolio      0.70% of first $500 million of
                              such assets plus
                              0.675% of such assets over $500
                              million up to $1 billion plus
                              0.60% of such assets over $1
                              billion
Met/AIM Small Cap Growth      0.90% of first $500 million of
  Portfolio                   such assets plus
                              0.85% of such assets over $500
                              million
Harris Oakmark International  0.85% of first $500 million of
  Portfolio                   such assets plus
                              0.80% of such assets over $500
                              million up to $1 billion plus
                              0.75% of such assets over $1
                              billion
Janus Aggressive Growth       0.75% of first $25 million of such
  Portfolio                   assets plus
                              0.70% of such assets over $25
                              million up to $250 million plus
                              0.65% of such assets over $250
                              million up to $1 billion plus
                              0.55% of such assets over $1
                              billion
Neuberger Berman Real Estate  0.70% of first $200 million of
  Portfolio                   such assets plus
                              0.65% of such assets over $200
                              million up to $750 million plus
                              0.55% of such assets over $750
                              million

         PORTFOLIO                INVESTMENT MANAGEMENT FEE
         ---------                -------------------------
Oppenheimer Capital           0.65% of first $150 million of
  Appreciation(1)             such assets plus
                              0.625% of such assets over $150
                              million up to $200 million plus
                              0.60% of such assets over $200
                              million up to $500 million plus
                              0.55% of such assets over $500
                              million
Cyclical Growth               0.45%
  ETF Portfolio
Cyclical Growth and           0.45%
  Income ETF Portfolio
Legg Mason Value Equity       0.70% of first $350 million of
  Portfolio(2)                such assets



     (1) When average monthly net assets exceed $1 billion, a discount of 2.5% will be applied to the portfolio's total advisory fees for the month.



     (2) On the date that such assets reach $350 million and each subsequent day thereafter, whether or not such assets are above or $350 million, the fee schedule shall be: 0.65% of the first $200 million of such assets, plus 0.63% of such assets over $200 million.


     Met Investors Advisory LLC pays each Met Investors Fund Portfolio's investment managers a fee based on the Portfolio's average daily net assets. These fees are solely the responsibility of Met Investors Advisory LLC.


     Massachusetts Financial Services Company is the investment manager to the MFS Research International Portfolio. Pacific Investment Management Company LLC is the investment manager to PIMCO Total Return Portfolio and PIMCO Inflation Protected Bond Portfolio. Lord Abbett & Co. LLC is the investment manager to the Lord Abbett Bond Debenture Portfolio. A I M Capital Management, Inc. is the investment manager to the Met/AIM Small Cap Growth Portfolio. Lazard Asset Management LLC is the investment manager to the Lazard Mid-Cap Portfolio. Harris Associates L.P. is the investment manager to the Harris Oakmark International Portfolio. T. Rowe Price Associates, Inc. is the investment manager to the T. Rowe Price Mid-Cap Growth Portfolio. Janus Capital Management LLC is the investment manager to the Janus Aggressive Growth Portfolio. Neuberger Berman Management Inc is the investment manager to the Neuberger Berman Real Estate Portfolio. RCM Capital Management LLC is the investment adviser to the RCM Global Technology Portfolio. OppenheimerFunds, Inc. is the investment manager to the Oppenheimer Capital Appreciation Portfolio. Gallatin Asset Management, Inc. is the investment manager to the Cyclical Growth ETF Portfolio and the Cyclical Growth and Income ETF Portfolio. Legg Mason Capital Management, Inc. is the investment manager to the Legg Mason Value Equity Portfolio.


CAPITAL RESEARCH AND MANAGEMENT COMPANY

     As compensation for its services, the American Funds pays Capital Research and Management Company, the American Funds investment manager, a monthly fee which is accrued daily, calculated at the annual rate of:


     American Funds Bond Fund*: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1 billion, plus 0.40% on net assets greater than $1 billion but not exceeding $2 billion, plus 0.38% on net assets greater than $2 billion but not exceeding $3 billion, plus 0.36% on net assets in excess of $3 billion;



     American Funds Global Small Capitalization Fund*: 0.80% of first $600 million of net assets, plus 0.74% on assets in excess of $600 million but not exceeding $1 billion, plus 0.70% on net assets greater than $1 billion but not exceeding $2 billion, plus 0.67% on net assets over $2 billion;


     American Funds Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1 billion, plus 0.42% on net assets greater than $1 billion but not exceeding $2 billion, plus 0.37% on net assets greater than $2 billion but not exceeding $3 billion, plus 0.35% on net assets greater than $3 billion but not exceeding $5 billion, plus 0.33% on net assets greater than $5 billion but not exceeding $8 billion, plus 0.315% on net assets greater than $8 billion but not exceeding $13 billion, plus 0.30% on net assets greater than $13 billion but not exceeding $21 billion, plus 0.29% on net assets greater than $21 billion but not exceeding $27 billion, plus 0.285% on net assets in excess of $27 billion; and


     American Funds Growth-Income Fund*: 0.50% of first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4 billion, plus 0.285% on net assets greater than $4 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13 billion, plus 0.235% on net assets greater than $13 billion but not exceeding $17 billion, plus 0.23% on net assets greater than $17 billion but not exceeding $21 billion, plus 0.225% on net assets greater than $21 billion but not exceeding $27 billion, plus 0.222% on net assets in excess of $27 billion.



     *For the period beginning May 1, 2006 and ending April 30, 2007, Capital Research and Management Company is voluntarily waiving a portion of its investment management fees for these Portfolios. Expense ratios shown reflect the waiver. Please see the financial high-lights in the prospectus for the American Funds or the annual report for the American Funds for details.


     The Metropolitan Fund, the Calvert Fund, the Fidelity VIP Funds, the Met Investors Fund and the American Funds are more fully described in their respective prospectuses and the Statements of Additional Information that the prospectuses refer to. The Metropolitan Fund, the Met Investors Fund and the American Funds prospectuses are attached at the end of this prospectus. The Calvert Fund's and Fidelity VIP Funds' prospectuses are given out separately to those investors to whom these investment choices are offered. The SAIs are available upon request.

ADVERTISEMENT OF THE SEPARATE ACCOUNT


     From time to time we advertise the performance of various Separate Account investment divisions. For the money market investment divisions, this performance will be stated in terms of "yield" and "effective yield." For the other investment divisions, this performance will be stated in terms of either yield, "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. The yield of the money market investment divisions refers to the income generated by an investment in the investment division over a seven-day period, which will be specified in the advertisement. This income is then annualized, by assuming that the same amount of income is generated each week over a 52-week period, and the total income is shown as a percentage of the investment. The effective yield is similarly calculated; however, when annualized, the earned income in the investment division is assumed to be reinvested. Thus, the effective yield figure will be slightly higher than the yield figure because of the former's compounding effect. Other yield figures quoted in advertisements, that is those other than the money market investment divisions, will refer to the net income generated by an investment in a particular investment division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. This percentage yield is then compounded semiannually. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2 [(((a-b)/(cd)+ 1) to the power of 6) - 1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an investment division has been in operation, expressed as a percentage and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Yield, change in Accumulation Unit Value and effective yield figures do not reflect the possible imposition of an early withdrawal charge for the Deferred Annuities and certain Enhanced Deferred Annuities, of up to 7% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Change in Accumulation Unit Value is expressed by this formula [UV1/UV0 (to the power of annualization factor)] - 1, where UV1 represents the current unit value and UV0 represents the prior unit value. The annualization factor can be either (1/number of years) or 365/number of days). Average annual total return calculations ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable early withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T) to the power of n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges since the investment division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity or Income Annuity.


     Enhanced Preference Plus, Enhanced VestMet and Financial Freedom Deferred Annuities and Enhanced Preference Plus and Financial Freedom Account Income Annuities performance figures vary from other Preference Plus and VestMet Deferred Annuities and Income Annuities as a result of reduced Separate Account charges. Performance may be calculated based upon historical performance of the underlying performance Portfolios of the Metropolitan Fund, Calvert Social Balanced Portfolio, Calvert Social Mid Cap Growth Portfolio, the Fidelity VIP Funds, Met Investors Fund and American Funds and may assume that certain Deferred

Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

     Historical performance information should not be relied on as a guarantee of future performance results.

     Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's Small Cap 600 Index, the Russell 2000(R) Index, the Russell Mid Cap Growth Index, the Russell 2500(TM) Growth Index, the Russell 2000(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000 Growth Index, the Lehman Brothers(R) Aggregate Bond Index, the Lehman Brothers Intermediate Bond Index, the Lehman Brothers(R) Government/Corporate Bond Index, the Merrill Lynch High Yield Bond Index, the Morgan Stanley Capital International All Country World Index, the Salomon Smith Barney World Small Cap Index and the Morgan Stanley Capital International Europe, Australasia, Far East Index.

     Performance may be shown for certain investment strategies that are made available under certain Deferred Annuities. The first is the "Equity Generator." Under the "Equity Generator," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Interest Account is transferred to the MetLife Stock Index Division or the BlackRock Aggressive Growth Division. The second technique is the "Equalizer(SM)." Under this strategy, once during a specified period (i.e., monthly, quarterly), a transfer is made from the MetLife Stock Index Division or the BlackRock Aggressive Growth Division to the Fixed Interest Account or from the Fixed Interest Account to the MetLife Stock Index Division or BlackRock Aggressive Growth Division in order to make the account and the division equal in value. The third strategy is the "Index Selector(SM)". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Interest Account in order to bring the percentage of the total Account Balance in each of these investment divisions and Fixed Interest Account back to the current allocation of your choice of one of several asset allocation models: The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

     An "Equity Generator Return," "Aggressive Equity Generator Return," "Equalizer Return," "Aggressive Equalizer Return" or "Index Selector Return" for each asset allocation model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred. We may also show performance for the Equity Generator, Equalizer and Index Selector investment strategies using other investment divisions for which these strategies are made available in the future. If we do so, performance will be calculated in the same manner as described above, using the appropriate account and/or investment divisions.

     We may state performance for the investment divisions of the Income Annuities which reflect deduction of the insurance-related charge (Separate Account charge) and investment-related charge, when accompanied by the annualized change in Annuity Unit Value.

     Past performance is no guarantee of future results.

     Historical performance information should not be relied on as a guarantee of future performance results.

     An illustration should not be replied upon as a guarantee of future results.

VOTING RIGHTS

     In accordance with our view of the present applicable law, we will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities or Income Annuities described in the Prospectuses or at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having the voting interest in corresponding investment divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Portfolios in our own right, we may elect to do so.

     Accordingly, you have voting interests under all the Deferred Annuities or Income Annuities described in the Prospectuses. The number of shares held in each Separate Account investment division deemed attributable to you is determined by dividing the value of accumulation or annuity units attributable to you in that investment division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account investment division are invested. Fractional votes will be counted. The number of shares for which you have the right to give instructions will be determined as of the record date for the meeting.

     Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities and Income Annuities described in the Prospectuses) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instructions are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if we or an affiliate determine that we are permitted to vote any such shares, in our own right, we may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

     Qualified retirement plans do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account investment division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

     You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or your Income Annuity, in your sole discretion.

     Under the Keogh Deferred Annuities and the Enhanced Unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their respective contributions. Under the Keogh Deferred Annuities and the Enhanced Unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you may furnish such materials to participants who may give you voting instructions.

     Under Section 457(f) deferred compensation plans, Section 451 deferred fee arrangements, Section 451 deferred compensation plans, Section 457(e)(11) severance and death benefit plans and the TSA Deferred Annuities and Income Annuities under which the Employer retains all rights, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

     You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

DISREGARDING VOTING INSTRUCTIONS

     MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies or any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's, Calvert Variable Series', Fidelity VIP Funds', Met Investors Fund's or American Fund's boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or
(3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

     In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

ERISA

     If your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights as described below.

     Generally, the spouse must give qualified consent whenever you elect to:

          a. choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

          b. make certain withdrawals under plans for which a qualified consent is required;

          c. name someone other than the spouse as your beneficiary;

          d. use your accrued benefit as security for a loan exceeding $5,000.

     Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of a QJSA generally must be executed during the 90-day period ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

     If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

TAXES

GENERAL


     Federal tax laws are complex and are subject to frequent change as well as to judicial and administrative interpretation. The following is a general summary intended to point out what we believe to be some general rules and principles, and not to give specific tax or legal advice. Failure to comply with the law may result in significant adverse tax consequences and penalties. For details or for advice on how the law applies to your individual circumstances, consult your tax advisor or attorney. You may also get information from the Internal Revenue Service ("IRS").



     In the opinion of our attorneys, the Separate Account and its operations will be treated as part of MetLife, and not taxed separately. We are taxed as a life insurance company. Thus, although the Deferred Annuities and Income Annuities and Enhanced Deferred Annuities and Enhanced Income Annuities allow us to charge the Separate Account with any taxes or reserves for taxes attributable to it, we do not expect that under current law we will do so.



     To the extent permitted under Federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.



     The rules for state and local income taxes may differ from the Federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



     Under current Federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends.



     We reserve the right to amend your Annuity where necessary to maintain its status as a variable annuity contract under Federal tax law and to protect you and other contract holders in the investment divisions from adverse tax consequences.


INVESTOR CONTROL

     In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the Contract from being treated as the owner of the underlying separate account assets.


DIVERSIFICATION



     In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax pur-poses, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract. Consult your independent tax advisor prior to purchase.


DEFERRED AND INCOME ANNUITIES


GENERAL



     Generally, Non-Qualified Income Annuities are issued on an "after-tax basis," meaning a purchase payment does not reduce the taxes you pay. That portion of any income payment that represents income is taxed when you receive it, but that portion that represents the purchase payment is a nontaxable return of principal. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amounts of all future payments are includable in taxable income.



     Contributions to Non-Qualified and Roth IRA Annuities, as well as non-deductible contributions to IRA Annuities, are made on an "after-tax basis," meaning purchase payments do not reduce the taxes you pay.



     Earnings under Non-Qualified and IRA Annuities are generally not taxed until withdrawn, if you, as the owner, are an individual. Thus, that portion of any withdrawal that represents income is taxed when you receive it, but that portion that represents purchase payments is not, to the extent previously taxed.



     We withhold amounts as required under the Code from withdrawals or income payments unless you properly elect out of such withholding.



     For both the Qualified and Non-Qualified Income Annuity, you may be subject to a 10% penalty tax if a withdrawal is taken before attaining age 59 1/2. If you have not attained age 59 1/2 on the date of purchase of the Income Annuity or the date of annuitization for your Deferred Annuity and intend to use the Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax, note that the exercise of either withdrawal feature prior to the later of (a) your attaining age 59 1/2 or (b) five years after income payments began, will generally result in the retroactive imposition of the 10% penalty tax (with interest) in addition to ordinary income tax on income payments previously received. In such cases, the taxable portion of the withdrawal, as well as the taxable portion of income payments previously received, will generally be subject to the 10% penalty tax in addition to ordinary income tax. If you are under age 59 1/2 when such payments are received, any future payments you receive may also be subject to the 10% penalty tax.



     Consult your independent tax advisor prior to the exercise of either withdrawal feature if you have not attained age 59 1/2 at the time of purchase and intend to use the Income Annuity to meet the substantially equal periodic payment exception to the 10% penalty tax.



     Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be automatically rolled over to an IRA designated by the plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. Generally, transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.



     All taxable distributions from Keogh, Enhanced Unallocated Keogh, 403(a), TSA Annuities and 457(b) plans that are not eligible rollover distributions and all taxable distributions from IRAs and Non-Qualified Annuities will be subject to federal income tax withholding, unless the payee elects to have no withholding. The rate of withholding is as determined by the Code and Regulations thereunder at the time of payment.



     Non-Qualified annuities with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, contributions under such annuities will be made on a "before tax" basis, to the extent permissible under the Code, and the rules applicable to Keogh plans will apply to such deferred annuities, notwithstanding any provision in the deferred annuities to the contrary. Wherever the terms "Keogh Annuity" or "Keogh plan" appear in this section, the term shall be deemed to include non-qualified deferred annuities with an appropriate endorsement issued to Keogh and corporate plans covering one individual.



     Under some circumstances, certain of the Annuities accept both purchase payments that entitle you or the owner to a current tax deduction or to an exclusion from income and those that do not. Taxation of withdrawals depends on whether or not you or the owner were properly entitled to deduct or exclude the purchase payments from any of these plans which are not eligible rollover distributions. For certain distributions after December 31, 2001, the otherwise non-taxable portion of the distribution may be an eligible rollover distribution if directly transferred or rolled over to an IRA or if directly transferred to a defined contribution trust which agrees to accept and separately account for it.



     When a non-natural person owns a Non-Qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons; however, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.



     Where an annuity is owned by a non-natural person and the annuity qualifies as such for federal income tax purposes, the entity may have a limited ability to deduct interest payments.



     Certain Income annuities under Section 72(u)(4) of the Code purchased with a single payment and providing substantially equal periodic payments with an annuity starting date within 12 months of purchase may also be considered annuities for federal income tax purposes where owned by a non-natural person. It is unclear under current tax law whether your income annuity will satisfy this test. Other exceptions to the general rule for annuities owned by non-natural persons may apply. Accordingly, non-natural persons should consult with their own tax advisors prior to purchase and prior to the exercise of any withdrawal feature.



     Where otherwise permitted under the Deferred Annuity, pledges, direct or indirect borrowing against the value of the contract and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses or between ex-spouses which are considered incident to divorce as defined by the Code.



NON-QUALIFIED ANNUITY



     The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



     The Non-qualified Contract will only accept as a single deposit an after-tax purchase payment that may consist in full or in part of a Section 1035 tax-free exchange. However, we reserve the right to refuse to accept any amount (e.g., the transfer of a partial Section 1035 exchange) if it would result in our inability to administer the Contract properly in accordance with federal income tax rules. For example, we may refuse to accept a partial Section 1035 transfer from another non-qualified annuity contract or a partial annuitization of a deferred annuity contract where aggregation of the income annuity and the remaining transferor contract is required.



WITHDRAWALS



     Any withdrawal is generally treated as coming first from earnings (determined based on the difference between the account balance prior to any surrender charges and the remaining basis, immediately prior to the withdrawal) and only after all earnings are paid out from your contributions (and thus a nontaxable return of principal). However, this rule does not apply to payments made under income annuities. Such payments are subject to an "exclusion ratio" or "excludable amount," which determines how much of each payment is a nontaxable return of your contributions/purchase payments and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions/purchase payments equals the amount of such contributions/purchase payments, all remaining payments are fully taxable.



     The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers/reallocations are permitted between investment divisions or from an investment division into a fixed option after the annuity starting date.



     We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine the excludable amount is different from our computation.



     We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



     If you die before all contributions are returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if payments continue after your death. We will tell the purchaser of an income annuity what your contributions were and how much of each income payment is a nontaxable return of contributions.

     Taxable withdrawals (other than tax-free exchanges to other non-qualified deferred annuities) before you attain age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); or (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary.



     Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



     Under the Code, withdrawals from a Non-Qualified Contract need not be made by a particular age. However, it is possible that the IRS may determine that the Deferred Annuity must be surrendered or income payments must commence by a certain age, e.g., 85 or older.



INCOME PAYMENTS



     The following discussion assumes that you are an individual or that the Contract is held by an entity as agent for an individual or that the Contract is treated as a non-qualified annuity contract under other exceptions permitted under the Code.



     Each type of Annuity is subject to various tax limitations. Typically, except for the Non-Qualified Annuities, the maximum amount of purchase payment is limited under federal tax law and there are limitations on how long money can be left under the Annuities before withdrawals must begin. Additionally, state insurance law may require the contract to be surrendered or annuitized by a certain age.



     Income payments are subject to an "exclusion ratio" or "excludable amount," which determines how much of each income payment is a non-taxable return of your "purchase payment" (the amount you used to annuitize) and how much is a taxable payment of earnings. Generally, once the total amount treated as non-taxable returns of your purchase payment equals the amount of such purchase payment all remaining income payments received are fully taxable. If you die before the purchase payment is returned, the unreturned amount may be deductible on your final income tax return or deductible by your beneficiary if income payments continue after your death. We will tell you what your purchase payment was and how much of each income payment is a non-taxable return of your purchase payment.



     The IRS has not specifically approved the use of an exclusion ratio or recovery amount with respect to a variable income annuity where reallocations are permitted between funding options or between a funding option and a guaranteed interest option. At the present time MetLife intends to report the taxable income payments made to you under general tax principles for using an excludable amount under variables annuities by treating the income annuity as one variable contract (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table).



     Transfers Between Investment Divisions Permitted. We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. The IRS has not specifically approved the use of an exclusion ratio or excludable amount for income annuities such as yours, where transfers are permitted between investment divisions and between investment divisions and the fixed income options. We intend to determine an excludable amount for each income payment by treating the Income Annuity as one variable contract and dividing the after-tax purchase payment (adjusted for any guaranteed payment or refund feature) by the number of expected payments (using the appropriate IRS table). However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS.



     Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



     If the amount of income payments received in any calendar year is less than the excludable amount applicable to the year, the excess is not allowable as a deduction. However, you may generally elect the year in which to begin to ratably apply this excess to increase the excludable amount attributable to future years. Consult your tax advisor as to the details and consequences of making such election. Also, consult your tax advisor as to the tax treatment of any unrecovered after-tax cost in the year that the contract terminates. If you die before the purchase payment has been returned, the unreturned amount may be deductible on your final income tax return or by your beneficiary if income payments continue after your death.

     Each type of Annuity is subject to various tax limitations. Typically, except for the Non-Qualified Annuities, the maximum amount of purchase payment is limited under federal tax law and there are limitations on how long money can be left under the Annuities before withdrawals must begin. Additionally, state insurance law may require the contract to be surrendered or annuitized by a certain age.



     Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.



     Death Prior to Annuity Starting Date. If you (or the annuitant if you are not a natural person) die prior to the annuity starting date, as defined under the Code, we must distribute your entire interest in the Contract within five years of the date of your death or begin payments for a period and in a manner allowed by the Code (and any regulations thereunder) to your designated beneficiary within one year of the date of your death. If your spouse is your designated beneficiary, and where otherwise permitted, he or she may elect to treat their interest as the "owner" of the Contract.



     We will make payment of your entire interest under the Annuity as soon after we receive satisfactory proof of your death. The law requires that such payment be made within five years of the date of your death to your beneficiary.



     Note: if you die prior to the "annuity starting date" (as defined under the Code and the regulations thereunder), we reserve the right to pay out the actuarial value of any remaining guaranteed payments over a period not exceeding that permitted under Section 72(s) of the Code (i.e., within five years of the date of your death, or where the beneficiary is a natural person, over a period not exceeding his or her remaining life expectancy).



     Death On/After Income Annuity Begins. If you die after income payments begin, payments must continue to be made at least as rapidly as under the method of distribution that was used at the time of your death in accordance with the income type selected.



     If the owner is a non-natural person, the above rules will be applied on the death of any annuitant or, if otherwise permitted under your Contract, on the change of any annuitant.



     The ability to make a tax-free Section 1035 transfer is generally not available once income payments have irrevocably commenced (except for possible acceleration). Thus both withdrawals and income payments will be treated as taxable distributions, regardless of whom they are paid to.



QUALIFIED ANNUITIES



     Qualified Contracts (including IRAs, SEPs, Simple IRAs, TSAs/403(b)s, 403(a), 401(a) Keogh and Section 457(b) Arrangements).



     If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), or deductible IRA contributions, your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.



     All IRAs, TSAs (ERISA and non-ERISA) sec.457(b), sec.403(a), SEP and SIMPLE plans and 401(a) and 401(k) plans (hereinafter "Qualified Plans" unless otherwise specified) receive tax deferral under the Code. Although there are no additional tax benefits by funding your Qualified Plan with an annuity, doing so does offer you additional insurance benefits such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



     Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract.



     Mandatory 20% withholding applies to the taxable portion of an eligible rollover distribution from TSAs, 403(a), 401(a) and governmental 457(b) plans that are not directly rolled over into an IRA or another eligible retirement plan of an employer as defined by the Code.



     Taxable distributions taken before the Contract Owner has reached the age of 59 1/2 are generally subject to a 10% additional tax penalty unless an exception applies. Under a SIMPLE IRA, the tax penalty is increased to 25% for withdrawals during the first two years of an employee's participation in the SIMPLE IRA plan. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.



     Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. The new rules are not entirely clear and you should consult your own tax advisor as to how these rules affect your own Contract.



     Traditional IRA and Enhanced IRA Annuities. The tax rules outlined in this section for both Traditional IRA and Enhanced IRA Annuities are the same.



     Annual contributions to all Traditional and Roth IRAs may not exceed the lesser of the deductible amount under Section 219(b)(1)(A) of the Code ($4,000 for tax years 2006-2007, and $5,000 beginning in 2008 (and indexed for inflation thereafter)) or 100% of your "compensation" as defined by the Code, except "spousal IRAs" discussed in the next paragraph. (Additionally, if you are at least 50 years old, you may make additional contributions of $1,000 per year for 2006 and thereafter, provided you have sufficient compensation.) Generally, no contributions to a Traditional IRA are allowed during or after the tax year in which you attain age 70 1/2. Contributions other than those allowed are subject to a 6% excess contribution tax penalty. Special rules apply to withdrawals of excess contributions. These dollar and age limits do not apply to tax-free "rollovers" or transfers from other IRAs or from other tax-favored plans that the Code allows.



     If contributions are being made under a SEP or SAR-SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan.



     Annual contributions are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2006, if you are an "active participant" in another retirement plan and if your adjusted gross income is $50,000 or less ($75,000 for married couples filing jointly, however, never fully deductible for a married person filing separately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is at least $60,000 ($85,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deduction will be phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the non-active participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount for the year to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.



     Taxable withdrawals (other than tax-free transfers or "rollovers" to other individual retirement arrangements) before age 59 1/2 are subject to a 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary; (4) to pay deductible medical expense; (5) to enable certain unemployed persons to pay medical insurance premiums; (6) to pay for qualified higher education expenses; (7) for qualified first time home purchases; or (8) made after December 31, 1999 for IRS levies. If you are under age 59 1/2 and are receiving Systematic Withdrawal Program payments (other than a one-time change to the required minimum distribution method) that you intend to qualify as a series of substantially equal periodic payments under Section 72(t) of the Code ("SEPP") and thus not subject to the 10% tax penalty, any modifications to your Systematic Withdrawal Program payments (other than a one-time change to the required minimum distribution method of computing a SEPP) before the later of age 59 1/2 or five years after beginning substantially equal periodic payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any Systematic Withdrawal Program payments or make any modifications to your Systematic Withdrawal Program payments.



     In general, withdrawals may be transferred to another IRA or to another eligible retirement plan (which will accept them) without Federal tax consequences if Code requirements are met. Your Traditional or Roth IRA Annuity is not forfeitable and you may not transfer it, assign it or pledge it as collateral for a loan. However, your ability to make a tax free rollover or trustee to-trustee transfer may be limited to the extent that such amounts constitute required minimum distributions, or you are receiving a stream of substantially equal peri-odic payments ("SEPP") as an exception to the additional 10% penalty tax. Payments and distributions under an income annuity intended to meet the minimum distribution requirements may generally not be rolled over or transferred tax-free to another IRA or eligible retirement plan once you reach age 70 1/2. Limited exceptions may apply. Consult your own tax advisor.



     Your entire interest in the Deferred Annuity must be withdrawn or begun to be withdrawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Specific rules apply to the timing and calculation of these withdrawals. Other rules apply to how rapidly withdrawals must be made after your death. Generally, when you die, we must make payments of your entire remaining interest over a period and in a manner as allowed by the Code and applicable regulations. If your spouse is your beneficiary, and, if your Annuity permits, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by December 31 of the year in which you would have reached age 70 1/2, if later. If your sole beneficiary is your spouse, he or she may elect to continue the Deferred Annuity as his or her own IRA Deferred Annuity after your death. The IRS allows you to aggregate the amount required to be withdrawn from each individual retirement arrangement you own and to withdraw this amount in total from any one or more of the individual retirement arrangements you own.



     If you satisfy certain requirements, you can change your Traditional IRA contribution to a Roth IRA if you "recharacterize" your contribution before you file your income tax return (including filing extensions).



     Roth IRA Annuities. Annual contributions to all Traditional and Roth IRAs may not exceed the lesser of the deductible amount under Section 219(b)(1)(A) of the Code ($4,000 for tax years 2006-2007, and $5,000 beginning in 2008 (indexed for inflation thereafter)) or 100% of your "compensation." You can contribute up to the annual contribution limit to a Roth IRA if your adjusted gross income is not in excess of $95,000 ($150,000 for married couples filing jointly). The contribution limits to a Roth IRA are phased out ratably for individuals with income between $95,000 and $110,000 and for married couples filing jointly with income between $150,000 and $160,000; and for married couples filing separately between $0 and $10,000. Annual contributions to all IRAs, including Roth IRAs, may not exceed the lesser of the amount under 219(b)(1)(A) or 100% of your "compensation" as defined by the Code, except for "spousal IRAs." (Additionally, if you are at least 50 years old; you may make additional contributions of $1,000 per year for 2006 and thereafter.) These limits on annual contributions do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from an existing IRA to a Roth IRA. You may make contributions to a Roth IRA after age 70 1/2. Excess contributions are subject to a 6% excess contribution tax penalty, unless such contributions are withdrawn under rules specified in the Code.



     You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert a non-Roth IRA into a Roth IRA.



     Except to the extent you have non-deductible IRA contributions, the amount converted from a non-Roth IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed below.)



     Distributions from a Roth IRA are made first from contributions and then from earnings. Generally, withdrawals from contributions are not subject to tax. However, withdrawals of previously taxed converted amounts prior to age 59 1/2 and made within five taxable years from such conversion will be subject to the 10% premature penalty tax (unless you meet an exception).



     Withdrawals of earnings will not be subject to Federal income tax if they are "qualified distributions." In order to be a qualified distribution, the withdrawal must be: (a) made at least five taxable years from the year you established a Roth IRA, and (b) made after age 59 1/2, or for death, disability, or a first-time home purchase (up to $10,000). (Please consult your tax advisor regarding the state income tax treatment of your withdrawal.)



     The withdrawal of earnings not meeting the foregoing requirements will be subject to income tax and possibly the 10% premature tax penalty.



     Mandatory minimum distribution rules do not apply while you are alive. Generally, when you die, we must make payment of your entire remaining interest within five years of the year in which you died or begin payments over a period and in a manner allowed by the Code to your beneficiary over his/her lifetime or over a period not beyond your beneficiary's life or life expectancy starting by December 31 of the year following the year in which you die. (Certain exceptions exist for spouses.) The new rules mentioned above regarding inclusion of the present value of all benefits, in addition to the account balance, in a participant's required minimum distribution base also apply to the amount required to be distributed to the designated beneficiary of your Roth after your death.



     You should consult your tax advisor regarding the tax treatment of Roth IRAs and the appropriateness of the Roth IRA to your particular situation. For the Roth

IRA Income Annuity, the Code requires any remaining payment be made to your beneficiary within five years of the year in which you died or over a period not exceeding your beneficiary's life or life expectancy. Therefore, if you choose a Roth IRA Income Annuity that has a period certain (e.g., an income annuity for life with a ten year term certain), the period certain should not exceed the greater of five years or the life expectancy of your beneficiary. Subsequent changes to your beneficiary after choosing a Roth IRA Income Annuity may cause you to be in violation of this rule. Consult with your tax advisor.



     If you satisfy certain requirements, you can change your Traditional IRA contribution to a Roth IRA if you "recharacterize" your contribution before you file your income tax return (including filing extensions).



     If you are married but file separately, you may not convert an existing IRA into a Roth IRA.



     You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.



     Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/ rollovers.



     Unless you elect otherwise, amounts you convert from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.



     Note: new IRS guidance requires that in the case of a redesignation of a Traditional IRA into a Roth IRA under the same Contract, the amount that is treated as a taxable distribution is the entire value of the contract, in addition to the account balance. The method(s) under which this value must be determined has not been finalized by the IRS. However, interim guidance has been issued which provides the Issuer may use a method similar to that used in determining the required minimum distribution (but without certain exceptions and assumptions being permitted). Additionally, issuers are required to increase the value subject to tax in the year of the redesignation by any front loads or non-recurring charges (this could include contractual withdrawal charges) imposed in the 12 months prior to the conversion. If your Contract permits such redesignation, consult your tax advisor prior to redesignating your Traditional IRA to a Roth.



     If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.



     In general, a taxpayer may be permitted to revoke or recharacterize a previous conversion from a Traditional IRA to a Roth IRA provided that certain conditions are met. Consult your tax advisor and the instructions to IRS Form 8606 which indicates how and when the recharacterization must be made to be valid and how amounts should be reported.



     The income tax regulations also impose a waiting period to make reconversion, after such a reversal or recharacterization.



     SEP Annuities. If contributions are being made under a SEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. In addition, rules applicable to Traditional IRA annuities (including purchase payments, rollovers, minimum distributions, penalty taxes and after death distributions) apply to your SEP/IRA annuity.



     - Except for permissible contributions under the Code made in accordance with the employer's SEP permissible rollovers and direct transfers, purchase payments to SEPs for individuals under age 50 are limited to the lesser of 100% of compensation or the deductible amount each year ($4,000 for tax years 2006-2007). This amount reaches $5,000 in 2008 (adjusted for inflation thereafter).



     - Beginning in 2006, individuals age 50 or older can make an additional "catch-up" purchase payment of $1,000 a year (assuming the individual has sufficient compensation). Purchase payments in excess of this amount may be subject to a penalty tax.



     - Purchase payments (except for permissible rollovers and direct transfers and contributions under your employer's SEP) are generally not permitted after the calendar year in which you attain age 69 1/2.



     - These age and dollar limits do not apply to tax-free rollovers or transfers.



     Annual purchase payments are generally deductible up to the above limits if neither you nor your spouse was an "active participant" in another qualified retirement plan during the taxable year. You will not be treated as married for these purposes if you lived apart for the entire taxable year and file separate returns. For 2006, if you are an "active participant" in another retirement plan and if your adjusted gross income is $50,000 or less ($75,000 for married couples filing jointly, however, never fully deductible for a married person filing sepa-rately), annual contributions are fully deductible. However, contributions are not deductible if your adjusted gross income is over $60,000 ($85,000 for married couples filing jointly, $10,000 for a married person filing separately). If your adjusted gross income falls between these amounts, your maximum deductible amount is phased out. For an individual who is not an "active participant" but whose spouse is, the adjusted gross income limits for the non-active participant spouse is $150,000 for a full deduction (with a phase-out between $150,000 and $160,000). If you file a joint return and you and your spouse are under age 70 1/2 as of the end of the calendar year, you and your spouse may be able to make annual IRA contributions of up to twice the deductible amount to two IRAs, one in your name and one in your spouse's. Neither can exceed the deductible amount, nor can it exceed your joint compensation.



     Your entire interest in a SEP must be withdrawn or begun to be withdrawn generally by April 1 of the calendar year following the year in which you reach age 70 1/2 and a tax penalty of 50% applies to withdrawals which should have been made but were not. Specific rules apply to the timing and calculation of these withdrawals. Other rules apply to how rapidly withdrawals must be made after your death. Generally, when you die, we must make payments of your entire remaining interest over a period and in a manner as allowed by the Code and applicable regulations. If your spouse is your beneficiary, and, if your annuity permits, payments may be made over your spouse's lifetime or over a period not beyond your spouse's life expectancy starting by December 31 of the year in which you would have reached age 70 1/2, if later. If your sole beneficiary is your spouse, he or she may elect to continue the Deferred Annuity as his or her own SEP Deferred Annuity after your death. The IRS allows you to aggregate the amount required to be withdrawn from each Traditional IRA you own and to withdraw this amount in total from any one or more of the Traditional IRAs you own, including SEPs.



     Partners and sole proprietors may make purchase payments under SEPs for themselves and their employees, and corporations may make purchase payments under SEPs for their employees. Complex rules apply to which employees or other persons must be allowed to participate, and what contributions may be made for each of them. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made (under these SEP rules), your SEP generally operates as if it were an IRA purchased by you under the IRA rules discussed above. An employer is not permitted to establish a salary reduction SEP plan ("SARSEP") after December 31, 1996. However, you may make contributions, in accordance with your plan's provisions, to your existing SARSEP contract if your employer's SARSEP plan was established prior to January 1, 1997.



     SIMPLE IRAs. If an employer has no more than 100 employees (who each earn at least $5,000) and the SIMPLE IRA is the exclusive tax-qualified plan of the employer, employees may make contributions on a before-tax basis of up to the amounts set forth below and the employer must generally match employee contributions dollar-for-dollar up to 3% of compensation. Under certain circumstances, the employer can elect to make a lesser matching contribution or make a contribution equal to 2% of compensation for all eligible employees. SIMPLE IRAs are exempt from complex nondiscrimination, top-heavy and reporting rules. Once a contribution is made, you (not the employer) have all rights to it. Once contributions are made under these SIMPLE IRA rules, your SIMPLE IRA generally operates as if it were an IRA purchased by you under the IRA rules discussed above. (However, the tax penalty for early withdrawals is generally increased for withdrawals within the first two years of an employee's participating in the SIMPLE IRA.)



     Tax-free rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account a qualified employer plan a section 403(a) plan, 403(b) annuity, or a 457(b) plan maintained by a government employer, as well as into another SIMPLE IRA or eligible retirement plan, as well as into another SIMPLE IRA.



     Eligibility and Contributions. To be eligible to establish a SIMPLE IRA plan, your employer must have no more than 100 employees and the SIMPLE IRA plan must be the only tax qualified retirement plan maintained by your employer. Many of the same tax rules that apply to Traditional IRAs also apply to SIMPLE IRAs. However, the contribution limits, premature distribution rules, and rules applicable to eligible rollovers and transfers differ as explained below.



     If you are participating in a SIMPLE IRA plan you may generally make contributions which are excluded from your gross income under a qualified salary reduction arrangement on a pre-tax basis of up to the limits in the table shown below.



     Note: The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") increased the maximum annual contribution limits for SIMPLE IRA's and added an additional "catch-up" provision for taxpayers age 50 and above. For 2006, the maximum annual contribution limit will increase to $10,000 and participants 50 or older may contribute an additional $1,500. The table below shows the deductible amount for each year including the increase in the deductible amount for the 50+ catch-up, as provided under EGTRRA. The contribution limits in excess of $6,000 as provided under EGTRRA are set to return to the pre-EGTRRA limits after 2010 unless further action is taken by Congress.



                     CONTRIBUTION LIMIT       LIMIT FOR
   FOR TAX YEARS        FOR TAXPAYERS       TAXPAYERS AGE
   BEGINNING IN         UNDER AGE 50         50 AND OLDER
-------------------  -------------------   ----------------
2006 and thereafter         10,000              12,500



     Note: the Contribution limits above will be adjusted for inflation in years 2007-2010.



     These contributions, not including the age 50+ catch up, (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under Section 402(g) of the Code as shown below:



    FOR TAXABLE YEARS
BEGINNING IN CALENDAR YEAR   APPLICABLE DOLLAR LIMIT
--------------------------   -----------------------
2006 and thereafter                   15,000



     You may also make rollovers and direct transfers into your SIMPLE IRA Annuity Contract from another SIMPLE IRA annuity contract or account. No other contributions, rollovers or transfers can be made to your SIMPLE IRA.



     You may not make Traditional IRA contributions or Roth IRA contributions to your SIMPLE IRA. You may not make eligible rollover contributions from other types of qualified retirement plans.



     The Applicable Dollar Limit under Section 402(g) is increased for eligible participants in the amount of the permissible age 50 and above catch up contributions for the year, which cannot exceed $5000 for 2006 and thereafter, regardless of the number of Simple IRA, SEP, TSA and 401(k) plans of any employer in which the employee participates.



     Rollovers. Tax-free rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA annuity or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, tax-free rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA annuity or account, a qualified employer plan, a section 403(a) plan, a 403(b) annuity, or a 457(b) plan maintained by a government employer, as well as into another SIMPLE IRA.



     In order to be a tax-free rollover from your SIMPLE IRA, the money must generally be transferred into the new SIMPLE IRA (or Traditional IRA or other eligible retirement plan after two years) within 60 days of the distribution.



     The rollover is "tax-free" in that no income tax will be due on account of the distribution or transfer. The funds rolled over, in addition to any annual contributions made to the new IRA and any earnings thereon are ultimately taxed when they are distributed from the new IRA.



     Taxable withdrawals (other than tax-free transfers or "rollovers" to other individual retirement arrangements) before age 59 1/2 are subject to an additional 10% tax penalty. This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or your and another person named by you as your beneficiary; (4) to pay deductible medical expense; (5) to enable certain unemployed persons to pay medical insurance premiums; (6) to pay for qualified higher education expenses;
(7) for qualified first time home purchases; or (8) made after December 31, 1999 for IRS levies. If you are under age 59 1/2 and are receiving Systematic Withdrawal Program payments that you intend to qualify as a series of substantially equal periodic payments under Section 72(t) of the Code and thus not subject to the 10% tax penalty, any modifications to your Systematic Withdrawal Program payments before the later of age 59 1/2 or five years after beginning substantially equal periodic payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any Systematic Withdrawal Program payments or make any modifications to your Systematic Withdrawal Program payments.



     In the case of the premature distributions from a SIMPLE IRA, the tax penalty is increased to 25% during the first two years of participation in a SIMPLE IRA.



     Minimum distribution rules similar to those applicable to TSAs also apply to SIMPLE IRAs, except that the required beginning date is April 1st of the calendar year following the calendar year you attain age 70 1/2 in all cases.



     457(b) Annuity. 457(b) plans are available to State or local governments and certain tax-exempt organizations as described in Section 457 of the Code. These plans, which must meet the requirements of Section 457(b), provided certain tax deferral benefits to employees and independent contractors. These plans are not available to churches and qualified church-controlled organizations. A 457(b) plan maintained by a State or local government must be held in trust (or custodial account or annuity contract) for the exclusive benefit of plan participants and their beneficiaries. Plan benefit deferrals, contributions and all income attributable to such amounts under 457(b) plans, other than those maintained by a State or local government as described above, are (until made available to the participant or other beneficiary) solely the property of the employer, subject to the claims of the employer's general creditors.


     The compensation amounts that may be deferred under a 457(b) plan may not exceed certain deferral limits established under the Federal tax law.


     Under the plan, amounts will not be made available to participants or beneficiaries until the earliest of (1) the calendar year in which the participant reaches age 70 1/2, (2) when the participant has a severance from employment with the employer, or (3) when the participant is faced with an unforeseeable emergency as described in the income tax regulations. Amounts will not be treated as "made available" under these rules if (i) an election to defer commencement of a distribution is made by the participant and such election meets certain requirements, or (ii) the total amount payable is $5,000 or less and certain other requirements are met.

     Withdrawals must conform to the complex minimum distribution requirements of the Code, including the requirement that distributions must generally begin no later than April 1 of the calendar year following the later of: the year in which the participant attains age 70 1/2 or, to the extent permitted under your plan or contract, the year the participant retires.


     Special rules apply to certain non-governmental 457(b) plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986 and which then provided for deferral of fixed amounts or amounts determined by a fixed formula).



     403(a) Annuities. The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.



     The Code limits the amount of contributions and distributions that may be made under 403(a) plans. Excess contributions are subject to a 10% penalty. Taxable withdrawals before age 59 1/2 may be subject to a 10% tax penalty. Any amounts distributed under the 403(a) Annuities are generally taxed according to the rules described under Section 72 of the Code. Under rules similar to those described for TSAs, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, withdrawals of your entire interest under the Annuity must be made or begun to be made no later than the April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or Contract, the year you retire. Also, when you die, the entire remaining interest in the plan generally must be paid over a period and in a manner as allowed by the Code and regulations. The minimum distribution rules for 403(a) Annuities are similar to those rules summarized for TSAs.



     If your benefit under the 403(a) plan is worth more than $5,000, the Code requires that your Income Annuity protect your spouse if you die before you receive any payments under the Annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Designating a beneficiary other than your spouse is considered a waiver. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.



     Keogh Annuities and Enhanced Unallocated Keogh Annuity. Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans. Complex rules apply to the establishment and operation of such plans, including the amounts that may be contributed under them. Excess contributions are subject to a 10% penalty. Special rules apply to the withdrawal of excess contributions.



     Taxable withdrawals before age 59 1/2 are subject to a 10% tax penalty (this does not apply to the return of any non-deductible purchase payments). This penalty does not apply to withdrawals (1) paid to a beneficiary or your estate after your death; (2) due to your permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of you or you and another person named by you as your beneficiary where such payments begin after separation from service; (4) made to you after you separate from service with your employer after age 55; or (5) made to you on account of deductible medical expenses (whether or not you actually itemize deductions).



     Under rules similar to those described for TSAs, for taxable years after 1996, if you do not have a 5% or more ownership interest in your Employer, withdrawals of your entire interest under the Deferred Annuities must be made or begun to be made beginning no later than the April 1 of the calendar year following the later of: the year in which you reach age 70 1/2 or, to the extent permitted under your plan or Deferred Annuities, the year you retire. Also, when you die, the entire remaining interest in the Deferred Annuity generally must be paid over a period and in a manner allowed by the Code and regulations.



     If your benefit under the Keogh plan is worth more than $5,000, the Code requires that your Income Annuity protect your spouse if you die before you receive any payments under the Annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. Designating a beneficiary other than your spouse is considered a waiver.

Waiving these requirements may cause your monthly benefit to increase during your lifetime.



403(B)/TSA ANNUITIES



     General. These annuities fall under section 403(b) of the Code which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under section 501(c)(3) of the Code.



     Except for instances of a TSA Annuity under which the employer retains all rights on behalf of participants, your employer generally buys the TSA Annuity for you. The Code limits the amount of purchase payments that can be made. In general, contributions to Section 403(b) arrangements are subject to limitations under Section 415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year). Purchase payments over this amount may be subject to adverse tax consequences and special rules apply to the withdrawal of excess contributions.



     These contributions (as well as any other salary reduction contributions to qualified plans of an employer), are also subject to the aggregate annual limitation under Section 402 (g) of the Code as shown below:



    FOR TAXABLE YEARS
BEGINNING IN CALENDAR YEAR   APPLICABLE DOLLAR LIMIT
--------------------------   -----------------------
2006 and thereafter                  $15,000



     The Applicable Dollar Limit under Section 402(g) is increased for eligible participants in the amount of the permissible age 50 and above catch up contributions for the year, which cannot exceed $5,000 for 2006 and thereafter (indexed for inflation), regardless of the number of plans in which the employee participates.



WITHDRAWALS



     Withdrawals before age 59 1/2 are generally prohibited except for (a) amounts contributed to or earned under your Section 403(b) arrangement before January 1, 1989 that were either paid into or earned under the Annuity or later transferred to it in a manner satisfying applicable Code requirements (withdrawals are deemed to come first from pre-1989 money that is not subject to these restrictions, until all of such money is withdrawn); (b) tax-free transfers to other Section 403(b) funding vehicles or any other withdrawals that are not "distributions" under the Code; (c) amounts that are not attributable to salary reduction elective deferral contributions (i.e., generally amounts not attributable to a participant's pre-tax contributions and their earnings); (d) after a participant dies, experiences a severance from employment or becomes disabled (as defined in Code); (e) in the case of financial hardship (as defined in the Code) but only purchase payments may be withdrawn for hardship, not earnings; or (f) under any other circumstances as the Code allows. Special withdrawal restrictions under Section 403(b)(7)(A)(ii) of the Code apply to amounts that had once been invested in mutual funds custodial arrangements even after such amounts are transferred to a Annuity.



     Taxable withdrawals (other than tax-free transfers) that are allowed before age 59 1/2 are subject to an additional 10% tax penalty on the taxable portion of the withdrawal.



     This penalty does not apply to withdrawals (1) paid to a beneficiary or participant's estate after the participant's death; (2) due to permanent disability (as defined in the Code); (3) made in substantially equal periodic payments (not less frequently than annually) over the life or life expectancy of the participant or the participant and another person named by the participant where such payments begin after separation from service; (4) made to the participant after the participant separates from service with the employer after age 55; (5) made to the participant on account of deductible medical expenses (whether or not the participant actually itemizes deductions); (6) made to an "alternate payee" under a "qualified domestic relations order" (normally a spouse or ex-spouse); (7) of excess matching employer contributions made to eliminate discrimination under the Code; (8) timely made to reduce an elective deferral as allowed by the Code; or (9) after December 31, 1999 for IRS levies.



     If you are under age 59 1/2 and are receiving Systematic Withdrawal Program payments that you intend to qualify as a series of substantially equal periodic payments under Section 72(t) of the Code and thus not be subject to the 10% tax penalty, any modifications to your Systematic Withdrawal Program payments before the later of age 59 1/2 or five years after beginning Systematic Withdrawal Program payments will result in the retroactive imposition of the 10% tax penalty. You should consult with your tax adviser to determine whether you are eligible to rely on any exceptions to the 10% tax penalty before you elect to receive any Systematic Withdrawal Program payments or make any modifications to your Systematic Withdrawal Program payment.



     Withdrawals may be transferred to another section 403(b) funding vehicle or (for eligible rollover distributions) to an IRA or to another eligible qualified retirement plan as defined by the Code without Federal tax consequences if Code requirements are met.



ELIGIBLE ROLLOVER DISTRIBUTIONS



     The portion of a distribution from a TSA Deferred Annuity to the participant or the participant's spouse (if she/he is the beneficiary or an "alternate payee" under the Code) that is an "eligible rollover distribution," as defined in the Code, is subject to 20% mandatory Fed-eral income tax withholding unless the participant directs the trustee, insurer or custodian of the plan to transfer all or any portion of his/her taxable interest in such plan to the trustee, insurer or custodian of an eligible retirement plan as defined under Section 402(c)(8) of the Code. An eligible rollover distribution generally is the taxable portion of any TSA Deferred Annuity, except the following: (a) a series of substantially equal periodic payments over the life (or life expectancy) of the participant; (b) a series of substantially equal periodic payments over the lives (or joint life expectancies) of the participant and his/her beneficiary; (c) a series of substantially equal periodic payments over a specified period of at least ten years; (d) a minimum distribution required during the participant's lifetime or the minimum amount to be paid after the participant's death; (e) refunds of excess contributions to the plan described in Section 401(k) of the Code for corporations and unincorporated businesses; (f) certain loans treated as distributions under the Code; (g) the cost of life insurance coverage which is includible in the gross income of the plan participant; (h) certain withdrawals on account of financial hardship and (i) any other taxable distributions from any of these plans which are not eligible rollover distributions.



     For certain distributions after December 31, 2001, the otherwise non-taxable portion of the distribution may be an eligible rollover distribution if directly transferred or rolled over to an IRA or if directly transferred to another 403(b) plan which agrees to accept and separately account for it.



REQUIRED DISTRIBUTIONS



     Generally, for taxable years after 1996, if you do not have a 5% or more ownership interest in your employer, your entire interest in the Annuity must be withdrawn or begun to be withdrawn by April 1 of the calendar year following the later of: the year in which the participant reaches age 70 1/2 or, to the extent permitted under your plan or Contract, the year in which the participant retires. A tax penalty of 50% applies to withdrawals which should have been made but were not. Specific rules apply to the timing and calculation of these withdrawals. Other rules apply to how rapidly withdrawals must be made after the participant's death.



     In general, minimum distribution requirements are met under the tax law where the payments are non-increasing, made at least annually, and are payable over your lifetime (or a period not exceeding your life expectancy), or over the joint lives of you and the designated beneficiary (or over a period not exceeding the life expectancies of you and the designated beneficiary).



     Generally, when the participant dies, we must make payment of your entire remaining interest under the Annuity over a period and in a manner allowed by the Code and regulations. If the participant's spouse is the beneficiary, payments may be made over the spouse's lifetime or over a period not beyond the spouse's life expectancy starting by December 31 of the year in which the participant would have reached age 70 1/2.



     The IRS allows you to aggregate the amount to be withdrawn from each TSA Annuity you own and to withdraw this amount in total from any one or more of the TSA Deferred Annuities you own.



     If the Annuity is subject to the Retirement Equity Act ("REA") because it is part of a plan subject to ERISA, the participant's spouse has certain rights which may be waived with the written consent of the spouse.



     Effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period.



     The new rules are not entirely clear and you should consult your own tax advisor as to how these rules affect your own Contract. We will furnish you with additional information regarding the amount subject to minimum distribution under this rule.



TSA: RECENT DEVELOPMENTS IN TAX LAW



     Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) requirement that there be a written plan document in addition to the annuity contract or Section 403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts, and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals. It is not certain what changes will be adopted for final regulations.



     The proposed regulations will generally not be effective until taxable years beginning after December 31, 2006 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.



DEVELOPMENTS AFFECTING NON-QUALIFIED DEFERRED COMPENSATION ARRANGEMENTS



     Non-Qualified deferred annuities with an endorsement containing tax provisions required for Keogh and corporate plans may be issued to Keogh and corporate plans covering one individual. In such event, the rules applicable to Keogh plans as outlined herein will apply to such deferred annuities, notwithstanding any provision in the deferred annuities to the contrary.



     Section 409A of the Code, recently added by the American Jobs Creation Act of 2004 ("AJCA"), imposes new requirements and restrictions on deferred compensation arrangements including Section 457(f) plans, Section 451 deferred fee and deferred compensation arrangements, severance arrangements and Section 415(m) excess compensation arrangements. These include new rules affecting: (a) the time and manner under which deferral elections must be made; (b) permitted distributions; (c) the time and manner under which initial distribution elections may be made; and (d) changes in the time and form of distributions.



     Failure to satisfy these rules will generally result in the taxation of vested amounts, a 20% tax penalty and interest from the date in which such amounts first became vested. Your controlling plan documents may have recently been amended: (i) to permit the pre-AJCA tax rules to continue to apply with respect to "grandfathered" amounts that were earned and vested as of December 31, 2004; and (ii) to render the arrangement compliant with AJCA with respect to non-"grandfathered" amounts that are subject to AJCA's new requirements and restrictions. All parties to your plan should determine whether such changes were made, carefully review the changes made by any such amendments and should consult with their independent tax counsel and/or advisors concerning the effect of AJCA on their participation in these arrangements.



     Additionally, in 2003, final regulations were issued with respect to
Section 457(f) arrangements apparently requiring among other things that earnings attributable to deferrals be included in the participant's income at the time the deferrals themselves are no longer subject to a substantial risk of forfeiture. This appears to have represented a change in the position of the IRS. Parties to Section 457(f) arrangements should consult with their own tax counsel to determine the effect on their plans and the need for plan amendment, if any.



     Any specific reference to advice or opinions of counsel with respect to these arrangements refers to advice or opinions obtained by MetLife from its special outside tax counsel that have not been updated to take into account all these developments. Additionally, even if such opinions were to be updated to take into account current law, regulations and interpretations, the opinions and advice could not be relied on by plan sponsors, participants or other parties to the arrangements.



     Non-Qualified Annuity for Section 457(f) Deferred Compensation
Plans. These are deferred compensation agreements generally for a select group of management or highly compensated employees and individual independent contractors employed or engaged by State or local governments or non-church tax-exempt organizations. In this arrangement, the tax-exempt entity (e.g., a hospital) deposits your deferred compensation amounts and earnings credited to these amounts into a trust which at all times is subject to the claims of the entity's bankruptcy and insolvency creditors. The trust then owns a Non-Qualified Annuity which may be subject to the Non-Qualified Annuity rules described below. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Deferred Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own independent tax advisor with respect to the tax rules governing the Annuity. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.



     Any amount made available under the plan to you or your beneficiary is generally taxed according to the annuity rules under Section 72. Thus, when deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio." Generally, distributions made before you are age 59 1/2 may be subject to a 10% tax penalty and it is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the IRS and courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own independent tax advisor to clarify this issue.



     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a Section 457(f) deferred compensation plan should consult with their own independent tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for Section 457(f) Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major federal tax issues under Section 457, including the effect of regulations issued in mid-2003, which addressed how earnings on deferred compensation would be taxed. This advice from such counsel was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Deferred Annuity. Please consult your independent tax adviser with respect to these issues.



NON-QUALIFIED ANNUITY FOR SECTION 451 DEFERRED FEE ARRANGEMENTS.



     Under a Section 451 deferred fee arrangement, a third party which is a tax-exempt entity (e.g., a hospital) enters into a deferred fee arrangement with a taxable entity, the employer, that provides services to the tax-exempt third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and, when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the provisions of Section 451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant-employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.



     A trust established by the tax-exempt entity will own a Non-Qualified Annuity which may be subject to taxation rules as described below under Non-Qualified Annuities. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the Annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own independent tax advisor for information on the tax treatment of these payments made under the plan.



     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a section section 451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for section section 451 Deferred Fee Arrangements, MetLife consulted special tax counsel regarding the major federal tax issues under section section 451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity.



     Non-Qualified Annuity for Section 451 Deferred Compensation Plans.  Under a
Section 451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income such amount is to be properly accounted for in a different period. Participants should consult their own independent tax advisors for information on the tax treatment of these payments.



     A Section 451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct as compensation the amounts included in income by the participant of the deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, Section 451 rather than Section 457 should apply to their deferred compensation plans. Tax-exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.



     A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified Deferred Annuity which may be subject to taxation rules as described later under "Non-Qualified Annuities." Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Deferred Annuity will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the Deferred Annuity.



     Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this Annuity to fund a Section 451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified Annuity for Section 451 Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major federal tax issues under Section 451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity. Please consult your independent tax adviser with respect to these issues.



     Non-Qualified Annuity for Section 457(e)(11) Severance and Death Benefit Plans. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and in solvency creditors. As the owner of a Non-Qualified Annuity, the trust may be subject to the rules described below under Non-Qualified Annuities. Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified Annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the Deferred Annuity.



     The federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in Section 457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and "bona-fide death benefit" plan, Section 451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the method of accounting you use in computing taxable income such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and "bona-fide death benefit" plan, your deferral amounts will be subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the IRS.



     Special Tax Considerations for Non-Qualified Annuity for section 457(e)(11) Severance and Death Benefit Plans. There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under Section 457(e)(11), the applicable section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections and under Department of Labor regulations issued under ERISA. In connection with the sale of the Non-Qualified Annuity for Section 457(e)(11) Severance and Death Benefit Plans, MetLife consulted special tax counsel regarding the major federal tax issues under
Section 457. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement. The advice received from such counsel has not been updated to reflect this decision or other changes in the law, and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the Annuity. You should consult with your own independent tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

                                 ANNUAL REPORT

                                      OF

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY
                                      AT
                               DECEMBER 31, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
Metropolitan Life Separate Account E
and the Board of Directors of
Metropolitan Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the investment divisions (as disclosed in Note 1 to the financial statements) comprising Metropolitan Life Separate Account E (the "Separate Account") of Metropolitan Life Insurance Company ("Metropolitan Life") as of December 31, 2005, and the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions comprising the Separate Account of Metropolitan Life as of December 31, 2005, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2006

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005


                                                          BLACKROCK
                                                      INVESTMENT TRUST       VARIABLE B          VARIABLE C
                                                     INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                     ------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
BlackRock Investment Trust Portfolio
 (45,619,015 shares; cost $1,514,091,823)...........  $  1,267,668,753    $              --  $               --
BlackRock Investment Trust Portfolio
 (1,238,523 shares; cost $41,482,132)...............                --           34,430,948                  --
BlackRock Investment Trust Portfolio
 (91,039 shares; cost $2,483,670)...................                --                   --           2,530,897
BlackRock Diversified Portfolio
 (83,548,742 shares; cost $1,419,044,349)...........                --                   --                  --
BlackRock Aggressive Growth Portfolio
 (31,817,068 shares; cost $782,950,897).............                --                   --                  --
MetLife Stock Index Portfolio
 (97,203,809 shares; cost $2,949,797,956)...........                --                   --                  --
FI International Stock Portfolio
 (18,308,544 cost $175,882,209).....................                --                   --                  --
FI Mid Cap Opportunities Portfolio
 (38,511,229 shares; cost $821,419,787).............                --                   --                  --
T. Rowe Price Small Cap Growth Portfolio
 (16,580,197 shares; cost $183,965,588).............                --                   --                  --
Oppenheimer Global Equity Portfolio
 (13,935,248 shares; cost $175,379,964).............                --                   --                  --
Harris Oakmark Large Cap Value Portfolio
 (31,241,209 shares; cost $362,332,189).............                --                   --                  --
Neuberger Berman Mid Cap Value Portfolio
 (24,725,807 shares; cost $425,794,649).............                --                   --                  --
T. Rowe Price Large Cap Growth Portfolio
 (14,404,535 shares; cost $173,298,918).............                --                   --                  --
Lehman Brothers Aggregate Bond Index Portfolio
 (71,478,114 shares; cost $766,192,369).............                --                   --                  --
Morgan Stanley EAFE Index Portfolio
 (24,418,967 shares; cost $233,706,910).............                --                   --                  --
Russell 2000 Index Portfolio
 (18,694,087 shares; cost $211,839,970).............                --                   --                  --
Jennison Growth Portfolio
 (2,999,887 shares; cost $31,516,661)...............                --                   --                  --
BlackRock Strategic Value Portfolio
 (29,107,670 shares; cost $441,640,014).............                --                   --                  --
MetLife Mid Cap Stock Index Portfolio
 (19,683,544 shares; cost $229,242,749).............                --                   --                  --
Franklin Templeton Small Cap Growth Portfolio
 (4,144,824 shares; cost $38,167,162)...............                --                   --                  --
BlackRock Large Cap Value Portfolio
 (5,287,555 shares; cost $59,674,816)...............                --                   --                  --
BlackRock Bond Income Portfolio
 (4,537,716 shares; cost $491,425,791)..............                --                   --                  --
BlackRock Money Market Portfolio
 (264,410 shares; cost $26,440,991).................                --                   --                  --
Davis Venture Value Portfolio
 (10,641,449 shares; cost $278,727,377).............                --                   --                  --
Loomis Sayles Small Cap Portfolio
 (231,235 shares; cost $44,624,190).................                --                   --                  --
MFS Investors Trust Portfolio
 (2,511,928 shares; cost $20,747,812)...............                --                   --                  --
                                                      ----------------    -----------------  ------------------
Total investments...................................     1,267,668,753           34,430,948           2,530,897
Cash and Accounts Receivable........................                22                   --                  --
                                                      ----------------    -----------------  ------------------
Total Assets........................................     1,267,668,775           34,430,948           2,530,897
LIABILITIES:
Due to Metropolitan Life Insurance Company..........              (156)                  --                  --
                                                      ----------------    -----------------  ------------------
NET ASSETS..........................................  $  1,267,668,619    $      34,430,948  $        2,530,897
                                                      ================    =================  ==================
Outstanding Units (In Thousands)....................            35,963                  256                  16
Unit Fair Values....................................  $12.20 to $72.68    $39.84 to $149.63  $149.63 to $181.74

                                                          BLACKROCK
                                                         DIVERSIFIED
                                                     INVESTMENT DIVISION
                                                     -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
BlackRock Investment Trust Portfolio
 (45,619,015 shares; cost $1,514,091,823)...........  $             --
BlackRock Investment Trust Portfolio
 (1,238,523 shares; cost $41,482,132)...............                --
BlackRock Investment Trust Portfolio
 (91,039 shares; cost $2,483,670)...................                --
BlackRock Diversified Portfolio
 (83,548,742 shares; cost $1,419,044,349)...........     1,364,024,143
BlackRock Aggressive Growth Portfolio
 (31,817,068 shares; cost $782,950,897).............                --
MetLife Stock Index Portfolio
 (97,203,809 shares; cost $2,949,797,956)...........                --
FI International Stock Portfolio
 (18,308,544 cost $175,882,209).....................                --
FI Mid Cap Opportunities Portfolio
 (38,511,229 shares; cost $821,419,787).............                --
T. Rowe Price Small Cap Growth Portfolio
 (16,580,197 shares; cost $183,965,588).............                --
Oppenheimer Global Equity Portfolio
 (13,935,248 shares; cost $175,379,964).............                --
Harris Oakmark Large Cap Value Portfolio
 (31,241,209 shares; cost $362,332,189).............                --
Neuberger Berman Mid Cap Value Portfolio
 (24,725,807 shares; cost $425,794,649).............                --
T. Rowe Price Large Cap Growth Portfolio
 (14,404,535 shares; cost $173,298,918).............                --
Lehman Brothers Aggregate Bond Index Portfolio
 (71,478,114 shares; cost $766,192,369).............                --
Morgan Stanley EAFE Index Portfolio
 (24,418,967 shares; cost $233,706,910).............                --
Russell 2000 Index Portfolio
 (18,694,087 shares; cost $211,839,970).............                --
Jennison Growth Portfolio
 (2,999,887 shares; cost $31,516,661)...............                --
BlackRock Strategic Value Portfolio
 (29,107,670 shares; cost $441,640,014).............                --
MetLife Mid Cap Stock Index Portfolio
 (19,683,544 shares; cost $229,242,749).............                --
Franklin Templeton Small Cap Growth Portfolio
 (4,144,824 shares; cost $38,167,162)...............                --
BlackRock Large Cap Value Portfolio
 (5,287,555 shares; cost $59,674,816)...............                --
BlackRock Bond Income Portfolio
 (4,537,716 shares; cost $491,425,791)..............                --
BlackRock Money Market Portfolio
 (264,410 shares; cost $26,440,991).................                --
Davis Venture Value Portfolio
 (10,641,449 shares; cost $278,727,377).............                --
Loomis Sayles Small Cap Portfolio
 (231,235 shares; cost $44,624,190).................                --
MFS Investors Trust Portfolio
 (2,511,928 shares; cost $20,747,812)...............                --
                                                      ----------------
Total investments...................................     1,364,024,143
Cash and Accounts Receivable........................                --
                                                      ----------------
Total Assets........................................     1,364,024,143
LIABILITIES:
Due to Metropolitan Life Insurance Company..........                (1)
                                                      ----------------
NET ASSETS..........................................  $  1,364,024,142
                                                      ================
Outstanding Units (In Thousands)....................            43,701
Unit Fair Values....................................  $12.04 to $44.49

                      See Notes to Financial Statements.

     BLACKROCK            METLIFE               FI              FI MID CAP         T. ROWE PRICE
 AGGRESSIVE GROWTH      STOCK INDEX     INTERNATIONAL STOCK    OPPORTUNITIES     SMALL CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- -------------------
 $             --    $             --    $             --    $             --    $             --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
      713,801,046                  --                  --                  --                  --
               --       3,217,216,124                  --                  --                  --
               --                  --         246,270,129                  --                  --
               --                  --                  --         672,026,076                  --
               --                  --                  --                  --         250,348,926
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
               --                  --                  --                  --                  --
 ----------------    ----------------    ----------------    ----------------    ----------------
      713,801,046       3,217,216,124         246,270,129         672,026,076         250,348,926
               --                   1                  --                  --                 287
 ----------------    ----------------    ----------------    ----------------    ----------------
      713,801,046       3,217,216,125         246,270,129         672,026,076         250,349,213
             (288)                (55)                 --                (154)               (117)
 ----------------    ----------------    ----------------    ----------------    ----------------
 $    713,800,758    $  3,217,216,070    $    246,270,129    $    672,025,922    $    250,349,096
 ================    ================    ================    ================    ================
           22,315              84,618              13,965              37,066              16,882
 $13.88 to $47.19    $11.56 to $43.55    $13.72 to $18.84    $12.04 to $18.61    $13.31 to $15.24

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005

                                                         OPPENHEIMER       HARRIS OAKMARK     NEUBERGER BERMAN
                                                        GLOBAL EQUITY      LARGE CAP VALUE      MID CAP VALUE
                                                     INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                     ------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
BlackRock Investment Trust Portfolio
 (45,619,015 shares; cost $1,514,091,823)...........  $             --    $             --    $             --
BlackRock Investment Trust Portfolio
 (1,238,523 shares; cost $41,482,132)...............                --                  --                  --
BlackRock Investment Trust Portfolio
 (91,039 shares; cost $2,483,670)...................                --                  --                  --
BlackRock Diversified Portfolio
 (83,548,742 shares; cost $1,419,044,349)...........                --                  --                  --
BlackRock Aggressive Growth Portfolio
 (31,817,068 shares; cost $782,950,897).............                --                  --                  --
MetLife Stock Index Portfolio
 (97,203,809 shares; cost $2,949,797,956)...........                --                  --                  --
FI International Stock Portfolio
 (18,308,544 cost $175,882,209).....................                --                  --                  --
FI Mid Cap Opportunities Portfolio
 (38,511,229 shares; cost $821,419,787).............                --                  --                  --
T. Rowe Price Small Cap Growth Portfolio
 (16,580,197 shares; cost $183,965,588).............                --                  --                  --
Oppenheimer Global Equity Portfolio
 (13,935,248 shares; cost $175,379,964).............       210,571,507                  --                  --
Harris Oakmark Large Cap Value Portfolio
 (31,241,209 shares; cost $362,332,189).............                --         408,151,740                  --
Neuberger Berman Mid Cap Value Portfolio
 (24,725,807 shares; cost $425,794,649).............                --                  --         517,299,387
T. Rowe Price Large Cap Growth Portfolio
 (14,404,535 shares; cost $173,298,918).............                --                  --                  --
Lehman Brothers Aggregate Bond Index Portfolio
 (71,478,114 shares; cost $766,192,369).............                --                  --                  --
Morgan Stanley EAFE Index Portfolio
 (24,418,967 shares; cost $233,706,910).............                --                  --                  --
Russell 2000 Index Portfolio
 (18,694,087 shares; cost $211,839,970).............                --                  --                  --
Jennison Growth Portfolio
 (2,999,887 shares; cost $31,516,661)...............                --                  --                  --
BlackRock Strategic Value Portfolio
 (29,107,670 shares; cost $441,640,014).............                --                  --                  --
MetLife Mid Cap Stock Index Portfolio
 (19,683,544 shares; cost $229,242,749).............                --                  --                  --
Franklin Templeton Small Cap Growth Portfolio
 (4,144,824 shares; cost $38,167,162)...............                --                  --                  --
BlackRock Large Cap Value Portfolio
 (5,287,555 shares; cost $59,674,816)...............                --                  --                  --
BlackRock Bond Income Portfolio
 (4,537,716 shares; cost $491,425,791)..............                --                  --                  --
BlackRock Money Market Portfolio
 (264,410 shares; cost $26,440,991).................                --                  --                  --
Davis Venture Value Portfolio
 (10,641,449 shares; cost $278,727,377).............                --                  --                  --
Loomis Sayles Small Cap Portfolio
 (231,235 shares; cost $44,624,190).................                --                  --                  --
MFS Investors Trust Portfolio
 (2,511,928 shares; cost $20,747,812)...............                --                  --                  --
                                                      ----------------    ----------------    ----------------
Total investments...................................       210,571,507         408,151,740         517,299,387
Cash and Accounts Receivable........................                 1                  --                   1
                                                      ----------------    ----------------    ----------------
Total Assets........................................       210,571,508         408,151,740         517,299,388
LIABILITIES:
Due to Metropolitan Life Insurance Company..........                --                (144)                (49)
                                                      ----------------    ----------------    ----------------
NET ASSETS..........................................  $    210,571,508    $    408,151,596    $    517,299,339
                                                      ================    ================    ================
Outstanding Units (In Thousands)....................            12,089              31,545              21,232
Unit Fair Values....................................  $14.88 to $17.91    $11.58 to $13.45    $12.86 to $25.48

                                                        T. ROWE PRICE
                                                      LARGE CAP GROWTH
                                                     INVESTMENT DIVISION
                                                     -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
BlackRock Investment Trust Portfolio
 (45,619,015 shares; cost $1,514,091,823)...........  $             --
BlackRock Investment Trust Portfolio
 (1,238,523 shares; cost $41,482,132)...............                --
BlackRock Investment Trust Portfolio
 (91,039 shares; cost $2,483,670)...................                --
BlackRock Diversified Portfolio
 (83,548,742 shares; cost $1,419,044,349)...........                --
BlackRock Aggressive Growth Portfolio
 (31,817,068 shares; cost $782,950,897).............                --
MetLife Stock Index Portfolio
 (97,203,809 shares; cost $2,949,797,956)...........                --
FI International Stock Portfolio
 (18,308,544 cost $175,882,209).....................                --
FI Mid Cap Opportunities Portfolio
 (38,511,229 shares; cost $821,419,787).............                --
T. Rowe Price Small Cap Growth Portfolio
 (16,580,197 shares; cost $183,965,588).............                --
Oppenheimer Global Equity Portfolio
 (13,935,248 shares; cost $175,379,964).............                --
Harris Oakmark Large Cap Value Portfolio
 (31,241,209 shares; cost $362,332,189).............                --
Neuberger Berman Mid Cap Value Portfolio
 (24,725,807 shares; cost $425,794,649).............                --
T. Rowe Price Large Cap Growth Portfolio
 (14,404,535 shares; cost $173,298,918).............       194,650,582
Lehman Brothers Aggregate Bond Index Portfolio
 (71,478,114 shares; cost $766,192,369).............                --
Morgan Stanley EAFE Index Portfolio
 (24,418,967 shares; cost $233,706,910).............                --
Russell 2000 Index Portfolio
 (18,694,087 shares; cost $211,839,970).............                --
Jennison Growth Portfolio
 (2,999,887 shares; cost $31,516,661)...............                --
BlackRock Strategic Value Portfolio
 (29,107,670 shares; cost $441,640,014).............                --
MetLife Mid Cap Stock Index Portfolio
 (19,683,544 shares; cost $229,242,749).............                --
Franklin Templeton Small Cap Growth Portfolio
 (4,144,824 shares; cost $38,167,162)...............                --
BlackRock Large Cap Value Portfolio
 (5,287,555 shares; cost $59,674,816)...............                --
BlackRock Bond Income Portfolio
 (4,537,716 shares; cost $491,425,791)..............                --
BlackRock Money Market Portfolio
 (264,410 shares; cost $26,440,991).................                --
Davis Venture Value Portfolio
 (10,641,449 shares; cost $278,727,377).............                --
Loomis Sayles Small Cap Portfolio
 (231,235 shares; cost $44,624,190).................                --
MFS Investors Trust Portfolio
 (2,511,928 shares; cost $20,747,812)...............                --
                                                      ----------------
Total investments...................................       194,650,582
Cash and Accounts Receivable........................                 1
                                                      ----------------
Total Assets........................................       194,650,583
LIABILITIES:
Due to Metropolitan Life Insurance Company..........               (68)
                                                      ----------------
NET ASSETS..........................................  $    194,650,515
                                                      ================
Outstanding Units (In Thousands)....................            15,057
Unit Fair Values....................................  $11.90 to $13.29

                      See Notes to Financial Statements.

  LEHMAN BROTHERS      MORGAN STANLEY          RUSSELL            JENNISON            BLACKROCK
AGGREGATE BOND INDEX     EAFE INDEX          2000 INDEX            GROWTH          STRATEGIC VALUE
INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
-------------------- ------------------- ------------------- ------------------- -------------------
  $             --    $             --    $             --     $            --    $             --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
       768,286,233                  --                  --                  --                  --
                --         314,544,349                  --                  --                  --
                --                  --         259,430,598                  --                  --
                --                  --                  --          37,115,016                  --
                --                  --                  --                  --         538,301,607
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
                --                  --                  --                  --                  --
  ----------------    ----------------    ----------------     ---------------    ----------------
       768,286,233         314,544,349         259,430,598          37,115,016         538,301,607
                 2                  --                  --                  --                   1
  ----------------    ----------------    ----------------     ---------------    ----------------
       768,286,235         314,544,349         259,430,598          37,115,016         538,301,608
              (170)               (125)               (132)                (42)                (82)
  ----------------    ----------------    ----------------     ---------------    ----------------
  $    768,286,065    $    314,544,224    $    259,430,466     $    37,114,974    $    538,301,526
  ================    ================    ================     ===============    ================
            58,770              24,828              15,925               7,463              28,604
  $10.42 to $13.68    $11.61 to $15.64    $14.26 to $16.92     $4.64 to $12.25    $13.65 to $19.26

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005

                                                       METLIFE MID CAP   FRANKLIN TEMPLETON       BLACKROCK
                                                         STOCK INDEX      SMALL CAP GROWTH     LARGE CAP VALUE
                                                     INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                     ------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
BlackRock Investment Trust Portfolio
 (45,619,015 shares; cost $1,514,091,823)...........  $             --     $            --    $             --
BlackRock Investment Trust Portfolio
 (1,238,523 shares; cost $41,482,132)...............                --                  --                  --
BlackRock Investment Trust Portfolio
 (91,039 shares; cost $2,483,670)...................                --                  --                  --
BlackRock Diversified Portfolio
 (83,548,742 shares; cost $1,419,044,349)...........                --                  --                  --
BlackRock Aggressive Growth Portfolio
 (31,817,068 shares; cost $782,950,897).............                --                  --                  --
MetLife Stock Index Portfolio
 (97,203,809 shares; cost $2,949,797,956)...........                --                  --                  --
FI International Stock Portfolio
 (18,308,544 cost $175,882,209).....................                --                  --                  --
FI Mid Cap Opportunities Portfolio
 (38,511,229 shares; cost $821,419,787).............                --                  --                  --
T. Rowe Price Small Cap Growth Portfolio
 (16,580,197 shares; cost $183,965,588).............                --                  --                  --
Oppenheimer Global Equity Portfolio
 (13,935,248 shares; cost $175,379,964).............                --                  --                  --
Harris Oakmark Large Cap Value Portfolio
 (31,241,209 shares; cost $362,332,189).............                --                  --                  --
Neuberger Berman Mid Cap Value Portfolio
 (24,725,807 shares; cost $425,794,649).............                --                  --                  --
T. Rowe Price Large Cap Growth Portfolio
 (14,404,535 shares; cost $173,298,918).............                --                  --                  --
Lehman Brothers Aggregate Bond Index Portfolio
 (71,478,114 shares; cost $766,192,369).............                --                  --                  --
Morgan Stanley EAFE Index Portfolio
 (24,418,967 shares; cost $233,706,910).............                --                  --                  --
Russell 2000 Index Portfolio
 (18,694,087 shares; cost $211,839,970).............                --                  --                  --
Jennison Growth Portfolio
 (2,999,887 shares; cost $31,516,661)...............                --                  --                  --
BlackRock Strategic Value Portfolio
 (29,107,670 shares; cost $441,640,014).............                --                  --                  --
MetLife Mid Cap Stock Index Portfolio
 (19,683,544 shares; cost $229,242,749).............       283,308,974                  --                  --
Franklin Templeton Small Cap Growth Portfolio
 ( 4,144,824 shares; cost $38,167,162)..............                --          43,058,012                  --
BlackRock Large Cap Value Portfolio
 (5,287,555 shares; cost $59,674,816)...............                --                  --          66,157,497
BlackRock Bond Income Portfolio
 (4,537,716 shares; cost $491,425,791)..............                --                  --                  --
BlackRock Money Market Portfolio
 (264,410 shares; cost $26,440,991).................                --                  --                  --
Davis Venture Value Portfolio
 (10,641,449 shares; cost $278,727,377).............                --                  --                  --
Loomis Sayles Small Cap Portfolio
 (231,235 shares; cost $44,624,190).................                --                  --                  --
MFS Investors Trust Portfolio
 (2,511,928 shares; cost $20,747,812)...............                --                  --                  --
                                                      ----------------     ---------------    ----------------
Total investments...................................       283,308,974          43,058,012          66,157,497
Cash and Accounts Receivable........................                 1                  --                  --
                                                      ----------------     ---------------    ----------------
Total Assets........................................       283,308,975          43,058,012          66,157,497
LIABILITIES:
Due to Metropolitan Life Insurance Company..........              (138)                (83)               (222)
                                                      ----------------     ---------------    ----------------
NET ASSETS..........................................  $    283,308,837     $    43,057,929    $     66,157,275
                                                      ================     ===============    ================
Outstanding Units (In Thousands)....................            19,347               4,245               5,369
Unit Fair Values....................................  $13.72 to $15.07     $9.63 to $11.60    $11.74 to $12.53

                      See Notes to Financial Statements.

     BLACKROCK           BLACKROCK             DAVIS           LOOMIS SAYLES            MFS
    BOND INCOME        MONEY MARKET        VENTURE VALUE         SMALL CAP        INVESTORS TRUST
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- -------------------
 $             --    $             --    $             --    $             --     $           --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
               --                  --                  --                  --                 --
      499,970,408                  --                  --                  --                 --
               --          26,441,007                  --                  --                 --
               --                  --         327,836,762                  --                 --
               --                  --                  --          53,640,804                 --
               --                  --                  --                  --         24,530,658
 ----------------    ----------------    ----------------    ----------------     --------------
      499,970,408          26,441,007         327,836,762          53,640,804         24,530,658
               --                  --                   1                  --                  1
 ----------------    ----------------    ----------------    ----------------     --------------
      499,970,408          26,441,007         327,836,763          53,640,804         24,530,659
             (111)                 --                (217)               (148)                --
 ----------------    ----------------    ----------------    ----------------     --------------
 $    499,970,297    $     26,441,007    $    327,836,546    $     53,640,656     $   24,530,659
 ================    ================    ================    ================     ==============
           16,263               1,241               9,617               1,880              2,689
 $11.51 to $54.04    $18.53 to $23.43    $11.80 to $36.05    $11.90 to $30.17     $8.53 to $9.41

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005


                                                        HARRIS OAKMARK          SALOMON BROTHERS        SALOMON BROTHERS
                                                         FOCUSED VALUE    STRATEGIC BOND OPPORTUNITIES   U.S. GOVERNMENT
                                                      INVESTMENT DIVISION     INVESTMENT DIVISION      INVESTMENT DIVISION
                                                      ------------------- ---------------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND-(CONTINUED)
Harris Oakmark Focused Value Portfolio
 (1,569,561 shares; cost $329,110,183)...............  $    413,672,553         $             --        $             --
Salomon Brothers Strategic Bond Opportunities
 Portfolio (18,049,311 shares; cost $225,327,889)....                --              228,960,537                      --
Salomon Brothers U.S. Government Portfolio
 (14,472,124 shares; cost $177,248,215)..............                --                       --             176,330,007
FI Values Leaders Portfolio
 (284,086 shares; cost $49,103,790)..................                --                       --                      --
MFS Total Return Portfolio
 (670,820 shares; cost $93,466,914)..................                --                       --                      --
BlackRock Legacy Large Cap Growth Portfolio
 (611,858 shares; cost $11,979,751)..................                --                       --                      --
MetLife Conservative Allocation Portfolio
 (1,225,714 shares; cost $12,603,176)................                --                       --                      --
MetLife Conservative to Moderate Allocation Portfolio
 (4,500,229 shares; cost $46,994,048)................                --                       --                      --
MetLife Moderate Allocation Portfolio
 (8,092,437 shares; cost $85,827,742)................                --                       --                      --
MetLife Moderate to Aggressive Allocation Portfolio
 (5,447,033 shares; cost $58,689,118)................                --                       --                      --
MetLife Aggressive Allocation Portfolio
 (656,584 shares; cost $7,175,671)...................                --                       --                      --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (6,200,922 shares; cost $6,200,922).................                --                       --                      --
Fidelity VIP Equity-Income Portfolio
 (4,871,443 shares; cost $111,604,911)...............                --                       --                      --
Fidelity VIP Growth Portfolio
 (4,194,656 shares; cost $169,301,756)...............                --                       --                      --
Fidelity VIP Overseas Portfolio
 (1,651,930 shares; cost $23,552,724)................                --                       --                      --
Fidelity VIP Investment Grade Bond Portfolio
 (1,630,392 shares; cost $21,334,809)................                --                       --                      --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,040,394 shares; cost $60,033,534)...............                --                       --                      --
Calvert Social Mid Cap Growth Portfolio
 (474,664 shares; cost $11,679,296)..................                --                       --                      --
                                                       ----------------         ----------------        ----------------
Total investments....................................       413,672,553              228,960,537             176,330,007
Cash and Accounts Receivable.........................                --                       --                      --
                                                       ----------------         ----------------        ----------------
Total Assets.........................................       413,672,553              228,960,537             176,330,007
LIABILITIES:
Due to Metropolitan Life Insurance Company...........              (132)                     (97)                   (214)
                                                       ----------------         ----------------        ----------------
NET ASSETS...........................................  $    413,672,421         $    228,960,440        $    176,329,793
                                                       ================         ================        ================
Outstanding Units (In Thousands).....................            11,283                   11,263                  10,976
Unit Fair Values.....................................  $11.97 to $39.14         $10.79 to $21.59        $10.30 to $17.46

                                                              FI
                                                         VALUE LEADERS
                                                      INVESTMENT DIVISION
                                                      -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND-(CONTINUED)
Harris Oakmark Focused Value Portfolio
 (1,569,561 shares; cost $329,110,183)...............  $             --
Salomon Brothers Strategic Bond Opportunities
 Portfolio (18,049,311 shares; cost $225,327,889)....                --
Salomon Brothers U.S. Government Portfolio
 (14,472,124 shares; cost $177,248,215)..............                --
FI Values Leaders Portfolio
 (284,086 shares; cost $49,103,790)..................        54,642,483
MFS Total Return Portfolio
 (670,820 shares; cost $93,466,914)..................                --
BlackRock Legacy Large Cap Growth Portfolio
 (611,858 shares; cost $11,979,751)..................                --
MetLife Conservative Allocation Portfolio
 (1,225,714 shares; cost $12,603,176)................                --
MetLife Conservative to Moderate Allocation Portfolio
 (4,500,229 shares; cost $46,994,048)................                --
MetLife Moderate Allocation Portfolio
 (8,092,437 shares; cost $85,827,742)................                --
MetLife Moderate to Aggressive Allocation Portfolio
 (5,447,033 shares; cost $58,689,118)................                --
MetLife Aggressive Allocation Portfolio
 (656,584 shares; cost $7,175,671)...................                --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (6,200,922 shares; cost $6,200,922).................                --
Fidelity VIP Equity-Income Portfolio
 (4,871,443 shares; cost $111,604,911)...............                --
Fidelity VIP Growth Portfolio
 (4,194,656 shares; cost $169,301,756)...............                --
Fidelity VIP Overseas Portfolio
 (1,651,930 shares; cost $23,552,724)................                --
Fidelity VIP Investment Grade Bond Portfolio
 (1,630,392 shares; cost $21,334,809)................                --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,040,394 shares; cost $60,033,534)...............                --
Calvert Social Mid Cap Growth Portfolio
 (474,664 shares; cost $11,679,296)..................                --
                                                       ----------------
Total investments....................................        54,642,483
Cash and Accounts Receivable.........................                 1
                                                       ----------------
Total Assets.........................................        54,642,484
LIABILITIES:
Due to Metropolitan Life Insurance Company...........               (90)
                                                       ----------------
NET ASSETS...........................................  $     54,642,394
                                                       ================
Outstanding Units (In Thousands).....................             1,912
Unit Fair Values.....................................  $12.53 to $30.30

                      See Notes to Financial Statements.

        MFS                BLACKROCK                METLIFE          METLIFE CONSERVATIVE        METLIFE
   TOTAL RETURN     LEGACY LARGE CAP GROWTH CONSERVATIVE ALLOCATION TO MODERATE ALLOCATION MODERATE ALLOCATION
INVESTMENT DIVISION   INVESTMENT DIVISION     INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION
------------------- ----------------------- ----------------------- ---------------------- -------------------
 $             --      $             --        $             --        $             --     $             --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
       98,990,610                    --                      --                      --                   --
               --            13,091,078                      --                      --                   --
               --                    --              12,700,447                      --                   --
               --                    --                      --              47,630,062                   --
               --                    --                      --                      --           87,493,586
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
               --                    --                      --                      --                   --
 ----------------      ----------------        ----------------        ----------------     ----------------
       98,990,610            13,091,078              12,700,447              47,630,062           87,493,586
                2                    --                      --                      --                   --
 ----------------      ----------------        ----------------        ----------------     ----------------
       98,990,612            13,091,078              12,700,447              47,630,062           87,493,586
             (182)                 (125)                    (81)                   (238)                (162)
 ----------------      ----------------        ----------------        ----------------     ----------------
 $     98,990,430      $     13,090,953        $     12,700,366        $     47,629,824     $     87,493,424
 ================      ================        ================        ================     ================
            3,605                   641                   1,233                   4,525                8,137
 $11.12 to $47.08      $11.67 to $27.51        $10.24 to $10.35        $10.45 to $10.58     $10.68 to $10.80

 METLIFE MODERATE TO
AGGRESSIVE ALLOCATION
 INVESTMENT DIVISION
---------------------
  $             --
                --
                --
                --
                --
                --
                --
                --
                --
        60,142,412
                --
                --
                --
                --
                --
                --
                --
                --
  ----------------
        60,142,412
                --
  ----------------
        60,142,412
              (104)
  ----------------
  $     60,142,308
  ================
             5,478
  $10.91 to $11.02

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005


                                                    METLIFE AGGRESSIVE       FIDELITY            FIDELITY
                                                        ALLOCATION         MONEY MARKET        EQUITY-INCOME
                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                    ------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND-(CONTINUED)
Harris Oakmark Focused Value Portfolio
 (1,569,561 shares; cost $329,110,183).............  $             --       $       --         $         --
Salomon Brothers Strategic Bond Opportunities
 Portfolio (18,049,311 shares; cost $225,327,889)..                --               --                   --
Salomon Brothers U.S. Government Portfolio
 (14,472,124 shares; cost $177,248,215)............                --               --                   --
FI Values Leaders Portfolio
 (284,086 shares; cost $49,103,790)................                --               --                   --
MFS Total Return Portfolio
 (670,820 shares; cost $93,466,914)................                --               --                   --
BlackRock Legacy Large Cap Growth Portfolio
 (611,858 shares; cost $11,979,751)................                --               --                   --
MetLife Conservative Allocation Portfolio
 (1,225,714 shares; cost $12,603,176)..............                --               --                   --
MetLife Conservative to Moderate Allocation
 Portfolio (4,500,229 shares; cost $46,994,048)....                --               --                   --
MetLife Moderate Allocation Portfolio
 (8,092,437 shares; cost $85,827,742)..............                --               --                   --
MetLife Moderate to Aggressive Allocation Portfolio
 (5,447,033 shares; cost $58,689,118)..............                --               --                   --
MetLife Aggressive Allocation Portfolio
 (656,584 shares; cost $7,175,671).................         7,348,802               --                   --
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY VIP FUNDS")
Fidelity VIP Money Market Portfolio
 (6,200,922 shares; cost $6,200,922)...............                --        6,200,922                   --
Fidelity VIP Equity-Income Portfolio
 (4,871,443 shares; cost $111,604,911).............                --               --          124,173,090
Fidelity VIP Growth Portfolio
 (4,194,656 shares; cost $169,301,756).............                --               --                   --
Fidelity VIP Overseas Portfolio
 (1,651,930 shares; cost $23,552,724)..............                --               --                   --
Fidelity VIP Investment Grade Bond Portfolio
 (1,630,392 shares; cost $21,334,809)..............                --               --                   --
CALVERT VARIABLE SERIES, INC. ("CALVERT FUND")
Calvert Social Balanced Portfolio
 (31,040,394 shares; cost $60,033,534).............                --               --                   --
Calvert Social Mid Cap Growth Portfolio
 (474,664 shares; cost $11,679,296)................                --               --                   --
                                                     ----------------       ----------         ------------
Total investments..................................         7,348,802        6,200,922          124,173,090
Cash and Accounts Receivable.......................                --               --                    1
                                                     ----------------       ----------         ------------
Total Assets.......................................         7,348,802        6,200,922          124,173,091
LIABILITIES:
Due to Metropolitan Life Insurance Company.........               (84)              --                   --
                                                     ----------------       ----------         ------------
NET ASSETS.........................................  $      7,348,718       $6,200,922         $124,173,091
                                                     ================       ==========         ============
Outstanding Units (In Thousands)...................               659              399                2,815
Unit Fair Values...................................  $11.08 to $11.20       $    15.53         $      44.12

                      See Notes to Financial Statements.

     FIDELITY            FIDELITY             FIDELITY              CALVERT         CALVERT SOCIAL
      GROWTH             OVERSEAS       INVESTMENT GRADE BOND   SOCIAL BALANCED     MID CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- --------------------- ------------------- -------------------

   $         --         $        --          $        --       $             --       $        --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --
                                                                             --                --

             --                  --                   --                     --                --

             --                  --                   --                     --                --

    141,359,910                  --                   --                     --                --

             --          34,046,278                   --                     --                --

             --                  --           20,803,805                     --                --

             --                  --                   --             60,311,486                --

             --                  --                   --                     --        12,565,056
   ------------         -----------          -----------       ----------------       -----------
    141,359,910          34,046,278           20,803,805             60,311,486        12,565,056
              1                  --                   --                     --                --
   ------------         -----------          -----------       ----------------       -----------
    141,359,911          34,046,278           20,803,805             60,311,486        12,565,056
             --                  --                   --                   (158)               (1)
   ------------         -----------          -----------       ----------------       -----------
   $141,359,911         $34,046,278          $20,803,805       $     60,311,328        12,565,055
   ============         ===========          ===========       ================       ===========
          3,646               1,303                  896                  2,181               467
   $      38.77         $     26.12          $     23.22       $21.77 to $28.29       $     26.93

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005


                                                         LORD ABBETT        MFS RESEARCH        T. ROWE PRICE
                                                       BOND DEBENTURE       INTERNATIONAL      MID-CAP GROWTH
                                                     INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                     ------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (13,059,670 shares; cost $154,796,716).............  $    159,819,053    $             --     $            --
MFS Research International Portfolio
 (4,183,919 shares; cost $47,115,242)...............                --          54,271,886                  --
T. Rowe Price Mid-Cap Growth Portfolio
 (11,212,283 shares; cost $77,620,195)..............                --                  --          94,663,169
PIMCO Total Return Portfolio
 (35,189,265 shares; cost $403,858,398).............                --                  --                  --
RCM Global Technology Portfolio
 (10,200,969 shares; cost $47,989,798)..............                --                  --                  --
Lazard Mid-Cap Portfolio
 (3,078,396 shares; cost $40,560,927)...............                --                  --                  --
Met/AIM Small Cap Growth Portfolio
 (1,421,902 shares; cost $17,553,967)...............                --                  --                  --
Harris Oakmark International Portfolio
 (9,798,365 shares; cost $139,153,874)..............                --                  --                  --
Oppenheimer Capital Appreciation Portfolio
 (468,466 shares; cost $3,942,757)..................                --                  --                  --
Janus Aggressive Growth Portfolio
 (3,242,830 shares; cost $22,977,022)...............                --                  --                  --
Third Avenue Small Cap Value Portfolio
 (137,558 shares; cost $2,082,121)..................                --                  --                  --
Neuberger Berman Real Estate Portfolio
 (11,333,768 shares; cost $142,793,018).............                --                  --                  --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (14,293,050 shares; cost $654,184,433).............                --                  --                  --
American Funds Growth--Income Portfolio
 (17,015,922 shares; cost $555,638,286).............                --                  --                  --
American Funds Global Small Capitalization Portfolio
 (14,405,684 shares; cost $229,926,016).............                --                  --                  --
                                                      ----------------    ----------------     ---------------
Total investments...................................       159,819,053          54,271,886          94,663,169
Cash and Accounts Receivable........................                --                   1                  --
                                                      ----------------    ----------------     ---------------
Total assets........................................       159,819,053          54,271,887          94,663,169
LIABILITIES:
Due to Metropolitan Life Insurance Company..........              (113)               (187)               (125)
                                                      ----------------    ----------------     ---------------
NET ASSETS..........................................  $    159,818,940    $     54,271,700     $    94,663,044
                                                      ================    ================     ===============
Outstanding Units (In Thousands)....................            11,143               4,119              11,533
Unit Fair Values....................................  $10.79 to $17.43    $12.30 to $13.77     $7.70 to $13.09

                      See Notes to Financial Statements.

       PIMCO            RCM GLOBAL            LAZARD              MET/AIM         HARRIS OAKMARK
   TOTAL RETURN         TECHNOLOGY            MID-CAP        SMALL CAP GROWTH      INTERNATIONAL
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- -------------------

 $             --     $           --     $             --    $             --    $             --

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --

      406,269,017                 --                   --                  --                  --

               --         51,898,863                   --                  --                  --

               --                 --           41,868,580                  --                  --

               --                 --                   --          19,296,461                  --

               --                 --                   --                  --         158,028,398

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --

               --                 --                   --                  --                  --
 ----------------     --------------     ----------------    ----------------    ----------------
      406,269,017         51,898,863           41,868,580          19,296,461         158,028,398
               --                  2                   --                  --                  --
 ----------------     --------------     ----------------    ----------------    ----------------
      406,269,017         51,898,865           41,868,580          19,296,461         158,028,398
             (151)              (180)                (162)               (138)                (83)
 ----------------     --------------     ----------------    ----------------    ----------------
 $    406,268,866     $   51,898,685     $     41,868,418    $     19,296,323    $    158,028,315
 ================     ==============     ================    ================    ================
           33,144              9,834                2,877               1,475               9,990
 $10.57 to $12.74     $4.55 to $5.97     $11.76 to $14.81    $11.68 to $13.45    $12.90 to $16.11

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                             AT DECEMBER 31, 2005

                                                         OPPENHEIMER             JANUS           THIRD AVENUE
                                                     CAPITAL APPRECIATION  AGGRESSIVE GROWTH    SMALL CAP VALUE
                                                     INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
                                                     -------------------- ------------------- -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 (13,059,670 shares; cost $154,796,716).............   $            --      $            --    $             --
MFS Research International Portfolio
 (4,183,919 shares; cost $47,115,242)...............                --                   --                  --
T. Rowe Price Mid-Cap Growth Portfolio
 (11,212,283 shares; cost $77,620,195)..............                --                   --                  --
PIMCO Total Return Portfolio
 (35,189,265 shares; cost $403,858,398).............                --                   --                  --
RCM Global Technology Portfolio
 (10,200,969 shares; cost $47,989,798)..............                --                   --                  --
Lazard Mid-Cap Portfolio
 (3,078,396 shares; cost $40,560,927)...............                --                   --                  --
Met/AIM Small Cap Growth Portfolio
 (1,421,902 shares; cost $17,553,967)...............                --                   --                  --
Harris Oakmark International Portfolio
 (9,798,365 shares; cost $139,153,874)..............                --                   --                  --
Oppenheimer Capital Appreciation Portfolio
 (468,466 shares; cost $3,942,757)..................         4,043,748                   --                  --
Janus Aggressive Growth Portfolio
 (3,242,830 shares; cost $22,977,022)...............                --           28,090,437                  --
Third Avenue Small Cap Value Portfolio
 (137,558 shares; cost $2,082,121)..................                --                   --           2,276,584
Neuberger Berman Real Estate Portfolio
 (11,333,768 shares; cost $142,793,018).............                --                   --                  --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (14,293,050 shares; cost $654,184,433).............                --                   --                  --
American Funds Growth--Income Portfolio
 (17,015,922 shares; cost $555,638,286).............                --                   --                  --
American Funds Global Small Capitalization Portfolio
 (14,405,684 shares; cost $229,926,016).............                --                   --                  --
                                                       ---------------      ---------------    ----------------
Total investments...................................         4,043,748           28,090,437           2,276,584
Cash and Accounts Receivable .......................                --                   --                  --
                                                       ---------------      ---------------    ----------------
Total assets........................................         4,043,748           28,090,437           2,276,584
LIABILITIES:
Due to Metropolitan Life Insurance Company..........              (101)                  --                (151)
                                                       ---------------      ---------------    ----------------
NET ASSETS..........................................   $     4,043,647      $    28,090,437    $      2,276,433
                                                       ===============      ===============    ================
Outstanding Units (In Thousands)....................               448                3,429                 138
Unit Fair Values....................................   $8.36 to $10.93      $7.69 to $12.41    $16.22 to $16.46

                      See Notes to Financial Statements.

 NEUBERGER BERMAN     AMERICAN FUNDS      AMERICAN FUNDS          AMERICAN FUNDS
    REAL ESTATE           GROWTH           GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION     INVESTMENT DIVISION
------------------- ------------------- ------------------- ---------------------------

  $            --    $              --   $              --       $             --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

               --                   --                  --                     --

      159,988,943                   --                  --                     --

               --          843,004,082                  --                     --

               --                   --         648,646,946                     --

               --                   --                  --            304,248,051
  ---------------    -----------------   -----------------       ----------------
      159,988,943          843,004,082         648,646,946            304,248,051
               --                   --                  --                      2
  ---------------    -----------------   -----------------       ----------------
      159,988,943          843,004,082         648,646,946            304,248,053
              (67)                 (76)               (145)                  (100)
  ---------------    -----------------   -----------------       ----------------
  $   159,988,876    $     843,004,006   $     648,646,801       $    304,247,953
  ===============    =================   =================       ================
           11,157                5,818               6,417                 12,643
  $2.39 to $14.51    $12.65 to $165.46   $11.36 to $115.07       $14.09 to $25.17

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005



                                                                                 BLACKROCK
                                                                             INVESTMENT TRUST       VARIABLE B
                                                                            INVESTMENT DIVISION INVESTMENT DIVISION
                                                                            ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................    $ 14,863,312         $  403,872
  Expenses.................................................................      16,474,885            347,851
                                                                               ------------         ----------
Net investment income (loss)...............................................      (1,611,573)            56,021
                                                                               ------------         ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................     (39,298,584)          (987,083)
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      68,346,971          1,788,703
                                                                               ------------         ----------
Net realized and unrealized gains (losses) on investments..................      29,048,387            801,620
                                                                               ------------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................    $ 27,436,814         $  857,641
                                                                               ============         ==========

                                                                                VARIABLE C
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................      $ 31,105
  Expenses.................................................................        14,520
                                                                                 --------
Net investment income (loss)...............................................        16,585
                                                                                 --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................       (79,462)
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................       136,566
                                                                                 --------
Net realized and unrealized gains (losses) on investments..................        57,104
                                                                                 --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................      $ 73,689
                                                                                 ========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.

     BLACKROCK           BLACKROCK            METLIFE               FI                   FI              T. ROWE PRICE
    DIVERSIFIED      AGGRESSIVE GROWTH      STOCK INDEX     INTERNATIONAL STOCK MID CAP OPPORTUNITIES  SMALL CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- --------------------- -------------------
    $22,872,353        $         --        $ 49,811,242         $ 1,306,890         $         --          $        --
     17,921,329           8,613,160          39,155,094           2,643,178            8,151,770            2,912,535
    -----------        ------------        ------------         -----------         ------------          -----------
      4,951,024          (8,613,160)         10,656,148          (1,336,288)          (8,151,770)          (2,912,535)
    -----------        ------------        ------------         -----------         ------------          -----------
     (7,976,947)        (68,050,584)          1,420,997           6,451,261          (78,218,630)           9,560,832

     26,194,695         138,949,377          92,252,646          29,273,691          121,074,896           15,268,897
    -----------        ------------        ------------         -----------         ------------          -----------
     18,217,748          70,898,793          93,673,643          35,724,952           42,856,266           24,829,729
    -----------        ------------        ------------         -----------         ------------          -----------
    $23,168,772        $ 62,285,633        $104,329,791         $34,388,664         $ 34,704,496          $21,917,194
    ===========        ============        ============         ===========         ============          ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005



                                                                                OPPENHEIMER       HARRIS OAKMARK
                                                                               GLOBAL EQUITY      LARGE CAP VALUE
                                                                            INVESTMENT DIVISION INVESTMENT DIVISION
                                                                            ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $ 1,034,390        $  2,586,030
  Expenses.................................................................       2,270,874           5,187,146
                                                                                -----------        ------------
Net investment income (loss)...............................................      (1,236,484)         (2,601,116)
                                                                                -----------        ------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................       1,818,749           7,641,683
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      25,605,072         (15,864,023)
                                                                                -----------        ------------
Net realized and unrealized gains (losses) on investments..................      27,423,821          (8,222,340)
                                                                                -----------        ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $26,187,337        $(10,823,456)
                                                                                ===========        ============

                                                                             NEUBERGER BERMAN
                                                                               MID CAP VALUE
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $36,997,119
  Expenses.................................................................       5,556,914
                                                                                -----------
Net investment income (loss)...............................................      31,440,205
                                                                                -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................      10,588,654
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................       5,286,823
                                                                                -----------
Net realized and unrealized gains (losses) on investments..................      15,875,477
                                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $47,315,682
                                                                                ===========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.

   T. ROWE PRICE      LEHMAN BROTHERS      MORGAN STANLEY          RUSSELL             MET/PUTNAM               JENNISON
 LARGE CAP GROWTH   AGGREGATE BOND INDEX     EAFE INDEX          2000 INDEX              VOYAGER                 GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (A) INVESTMENT DIVISION (B)
------------------- -------------------- ------------------- ------------------- ----------------------- -----------------------
    $   924,186         $ 25,233,026         $ 4,237,709         $11,134,977           $   139,857             $       --
      2,291,762            9,105,393           3,532,970           3,137,317               129,120                290,646
    -----------         ------------         -----------         -----------           -----------             ----------
     (1,367,576)          16,127,633             704,739           7,997,660                10,737               (290,646)
    -----------         ------------         -----------         -----------           -----------             ----------
     (2,051,147)           1,757,274          10,030,049           9,012,930               385,738                966,967

     13,286,058          (13,468,805)         22,293,331          (8,363,689)           (2,980,401)             5,598,355
    -----------         ------------         -----------         -----------           -----------             ----------
     11,234,911          (11,711,531)         32,323,380             649,241            (2,594,663)             6,565,322
    -----------         ------------         -----------         -----------           -----------             ----------
    $ 9,867,335         $  4,416,102         $33,028,119         $ 8,646,901           $(2,583,926)            $6,274,676
    ===========         ============         ===========         ===========           ===========             ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                 BLACKROCK        METLIFE MID CAP
                                                                              STRATEGIC VALUE       STOCK INDEX
                                                                            INVESTMENT DIVISION INVESTMENT DIVISION
                                                                            ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................    $ 35,857,891         $13,961,662
  Expenses.................................................................       6,850,298           3,200,910
                                                                               ------------         -----------
Net investment income (loss)...............................................      29,007,593          10,760,752
                                                                               ------------         -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................      20,538,376           7,399,616
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................     (34,906,982)          8,391,642
                                                                               ------------         -----------
Net realized and unrealized gains (losses) on investments..................     (14,368,606)         15,791,258
                                                                               ------------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................    $ 14,638,987         $26,552,010
                                                                               ============         ===========

                                                                            FRANKLIN TEMPLETON
                                                                             SMALL CAP GROWTH
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $ 1,378,558
  Expenses.................................................................         533,049
                                                                                -----------
Net investment income (loss)...............................................         845,509
                                                                                -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................       2,710,083
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      (2,024,097)
                                                                                -----------
Net realized and unrealized gains (losses) on investments..................         685,986
                                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $ 1,531,495
                                                                                ===========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.

     BLACKROCK           BLACKROCK           BLACKROCK             DAVIS           LOOMIS SAYLES            MFS
  LARGE CAP VALUE       BOND INCOME        MONEY MARKET        VENTURE VALUE         SMALL CAP        INVESTORS TRUST
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
    $1,065,768         $ 24,567,566          $613,227           $ 1,426,435         $  530,693          $   76,093
       793,582            6,224,862           338,135             3,261,129            575,589             292,600
    ----------         ------------          --------           -----------         ----------          ----------
       272,186           18,342,704           275,092            (1,834,694)           (44,896)           (216,507)
    ----------         ------------          --------           -----------         ----------          ----------
     2,178,189            2,248,984                --             1,502,572          1,996,619             721,480
       218,549          (15,445,189)               --            23,743,397            876,668             817,021
    ----------         ------------          --------           -----------         ----------          ----------
     2,396,738          (13,196,205)               --            25,245,969          2,873,287           1,538,501
    ----------         ------------          --------           -----------         ----------          ----------
    $2,668,924         $  5,146,499          $275,092           $23,411,275         $2,828,391          $1,321,994
    ==========         ============          ========           ===========         ==========          ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005



                                                                              HARRIS OAKMARK          SALOMON BROTHERS
                                                                               FOCUSED VALUE    STRATEGIC BOND OPPORTUNITIES
                                                                            INVESTMENT DIVISION     INVESTMENT DIVISION
                                                                            ------------------- ----------------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $ 3,796,481             $ 8,246,652
  Expenses.................................................................       4,770,429               2,467,174
                                                                                -----------             -----------
Net investment income (loss)...............................................        (973,948)              5,779,478
                                                                                -----------             -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses) from security transactions.....................       9,314,139               1,166,009
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      21,366,130              (4,387,279)
                                                                                -----------             -----------
Net realized and unrealized gains (losses) on investments..................      30,680,269              (3,221,270)
                                                                                -----------             -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $29,706,321             $ 2,558,208
                                                                                ===========             ===========

                                                                             SALOMON BROTHERS
                                                                              U.S. GOVERNMENT
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $ 4,512,382
  Expenses.................................................................       2,012,134
                                                                                -----------
Net investment income (loss)...............................................       2,500,248
                                                                                -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses) from security transactions.....................         (58,374)
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      (2,105,055)
                                                                                -----------
Net realized and unrealized gains (losses) on investments..................      (2,163,429)
                                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $   336,819
                                                                                ===========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.

                                                                                                METLIFE
        FI                  MFS                BLACKROCK                METLIFE             CONSERVATIVE TO
   VALUE LEADERS       TOTAL RETURN     LEGACY LARGE CAP GROWTH CONSERVATIVE ALLOCATION   MODERATE ALLOCATION
INVESTMENT DIVISION INVESTMENT DIVISION   INVESTMENT DIVISION   INVESTMENT DIVISION (B) INVESTMENT DIVISION (B)
------------------- ------------------- ----------------------- ----------------------- -----------------------
    $  379,819          $2,557,107             $  14,024               $ 47,584                $170,006
       537,227           1,017,851               121,279                 47,689                 164,321
    ----------          ----------             ---------               --------                --------
      (157,408)          1,539,256              (107,255)                  (105)                  5,685
    ----------          ----------             ---------               --------                --------
     1,715,633           1,059,769               184,292                 12,468                  57,075

     2,647,155            (521,531)              683,008                 97,271                 636,014
    ----------          ----------             ---------               --------                --------
     4,362,788             538,238               867,300                109,739                 693,089
    ----------          ----------             ---------               --------                --------

    $4,205,380          $2,077,494             $ 760,045               $109,634                $698,774
    ==========          ==========             =========               ========                ========

        METLIFE
  MODERATE ALLOCATION
INVESTMENT DIVISION (B)
-----------------------
      $  325,302
         294,781
      ----------
          30,521
      ----------
         105,306

       1,665,844
      ----------
       1,771,150
      ----------

      $1,801,671
      ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                    METLIFE
                                                                                  MODERATE TO               METLIFE
                                                                             AGGRESSIVE ALLOCATION   AGGRESSIVE ALLOCATION
                                                                            INVESTMENT DIVISION (B) INVESTMENT DIVISION (B)
                                                                            ----------------------- -----------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................       $  209,821               $ 43,826
  Expenses.................................................................          204,696                 22,011
                                                                                  ----------               --------
Net investment income (loss)...............................................            5,125                 21,815
                                                                                  ----------               --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................           41,932                 34,023
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................        1,453,294                173,131
                                                                                  ----------               --------
Net realized and unrealized gains (losses) on investments..................        1,495,226                207,154
                                                                                  ----------               --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................       $1,500,351               $228,969
                                                                                  ==========               ========

                                                                                 FIDELITY
                                                                               MONEY MARKET
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................      $219,962
  Expenses.................................................................        69,261
                                                                                 --------
Net investment income (loss)...............................................       150,701
                                                                                 --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................            --
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................            --
                                                                                 --------
Net realized and unrealized gains (losses) on investments..................            --
                                                                                 --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................      $150,701
                                                                                 ========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.


     FIDELITY            FIDELITY            FIDELITY             FIDELITY          CALVERT SOCIAL      CALVERT SOCIAL
   EQUITY-INCOME          GROWTH             OVERSEAS       INVESTMENT GRADE BOND      BALANCED         MID CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- --------------------- ------------------- -------------------
    $6,761,955          $   745,959         $  360,136           $1,255,204           $1,063,806           $      --
     1,189,549            1,360,157            290,605              201,087              680,249             124,547
    ----------          -----------         ----------           ----------           ----------           ---------
     5,572,406             (614,198)            69,531            1,054,117              383,557            (124,547)
    ----------          -----------         ----------           ----------           ----------           ---------
       636,799           (2,593,520)         1,130,250               (8,618)             464,408            (737,962)
      (483,290)           9,442,722          3,985,942             (776,961)           1,723,358             791,771
    ----------          -----------         ----------           ----------           ----------           ---------
       153,509            6,849,202          5,116,192             (785,579)           2,187,766              53,809
    ----------          -----------         ----------           ----------           ----------           ---------
    $5,725,915          $ 6,235,004         $5,185,723           $  268,538           $2,571,323           $ (70,738)
    ==========          ===========         ==========           ==========           ==========           =========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                LORD ABBETT        MFS RESEARCH
                                                                              BOND DEBENTURE       INTERNATIONAL
                                                                            INVESTMENT DIVISION INVESTMENT DIVISION
                                                                            ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $ 6,993,927         $2,683,899
  Expenses.................................................................       1,861,998            545,053
                                                                                -----------         ----------
Net investment income (loss)...............................................       5,131,929          2,138,846
                                                                                -----------         ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................       2,182,129          3,089,694
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      (6,441,840)         1,345,305
                                                                                -----------         ----------
Net realized and unrealized gains (losses) on investments..................      (4,259,711)         4,434,999
                                                                                -----------         ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $   872,218         $6,573,845
                                                                                ===========         ==========

                                                                               T. ROWE PRICE
                                                                              MID-CAP GROWTH
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $2,014,409
  Expenses.................................................................        941,218
                                                                                ----------
Net investment income (loss)...............................................      1,073,191
                                                                                ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................      3,292,259
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      5,448,667
                                                                                ----------
Net realized and unrealized gains (losses) on investments..................      8,740,926
                                                                                ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $9,814,117
                                                                                ==========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.

       PIMCO            RCM GLOBAL            LAZARD              MET/AIM         HARRIS OAKMARK        OPPENHEIMER
   TOTAL RETURN         TECHNOLOGY            MID-CAP        SMALL CAP GROWTH      INTERNATIONAL    CAPITAL APPRECIATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- --------------------
    $ 2,675,269         $  354,653          $ 4,526,960         $  397,593          $ 1,918,108           $ 37,587
      4,654,294            633,688              502,588            224,681            1,425,080             18,681
    -----------         ----------          -----------         ----------          -----------           --------
     (1,979,025)          (279,035)           4,024,372            172,912              493,028             18,906
    -----------         ----------          -----------         ----------          -----------           --------
      1,298,876           (655,341)           1,930,916            802,027            2,918,691             10,067

      4,112,147          5,000,978           (3,372,554)           232,220           10,805,618             94,410
    -----------         ----------          -----------         ----------          -----------           --------
      5,411,023          4,345,637           (1,441,638)         1,034,247           13,724,309            104,477
    -----------         ----------          -----------         ----------          -----------           --------

    $ 3,431,998         $4,066,602          $ 2,582,734         $1,207,159          $14,217,337           $123,383
    ===========         ==========          ===========         ==========          ===========           ========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                   JANUS           THIRD AVENUE
                                                                             AGGRESSIVE GROWTH    SMALL CAP VALUE
                                                                            INVESTMENT DIVISION INVESTMENT DIVISION
                                                                            ------------------- -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $   29,528           $  5,852
  Expenses.................................................................        289,867             13,775
                                                                                ----------           --------
Net investment income (loss)...............................................       (260,339)            (7,923)
                                                                                ----------           --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................      1,577,626             46,491
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      1,528,359            141,813
                                                                                ----------           --------
Net realized and unrealized gains (losses) on investments..................      3,105,985            188,304
                                                                                ----------           --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $2,845,646           $180,381
                                                                                ==========           ========

                                                                             NEUBERGER BERMAN
                                                                                REAL ESTATE
                                                                            INVESTMENT DIVISION
                                                                            -------------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends................................................................     $   189,622
  Expenses.................................................................       1,411,056
                                                                                -----------
Net investment income (loss)...............................................      (1,221,434)
                                                                                -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) from security transactions.....................       3,602,421
Change in net unrealized appreciation (depreciation) of investments for the
 period....................................................................      11,809,478
                                                                                -----------
Net realized and unrealized gains (losses) on investments..................      15,411,899
                                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................................     $14,190,465
                                                                                ===========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                      See Notes to Financial Statements.

        AMERICAN FUNDS      AMERICAN FUNDS          AMERICAN FUNDS
            GROWTH           GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
      INVESTMENT DIVISION INVESTMENT DIVISION     INVESTMENT DIVISION
      ------------------- ------------------- ---------------------------
         $  5,109,563         $10,556,110             $ 2,035,149
            9,438,546           8,092,600               3,046,093
         ------------         -----------             -----------
           (4,328,983)          2,463,510              (1,010,944)
         ------------         -----------             -----------
            4,556,577           3,967,075               7,027,014

           99,079,089          21,411,282              43,129,018
         ------------         -----------             -----------
          103,635,666          25,378,357              50,156,032
         ------------         -----------             -----------

         $ 99,306,683         $27,841,867             $49,145,088
         ============         ===========             ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        BLACKROCK
                                                                                    INVESTMENT TRUST
                                                                                   INVESTMENT DIVISION
                                                                             ------------------------------
                                                                                FOR THE         FOR THE
                                                                               YEAR ENDED      YEAR ENDED
                                                                              DECEMBER 31,    DECEMBER 31,
                                                                                  2005            2004
                                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   (1,611,573) $   (7,140,896)
  Net realized gains (losses) from security transactions....................    (39,298,584)    (44,962,786)
  Change in net unrealized appreciation (deprecation) of investments........     68,346,971     176,732,096
                                                                             --------------  --------------
  Net increase (decrease) in net assets resulting from operations...........     27,436,814     124,628,414
                                                                             --------------  --------------
From capital transactions:
  Net premiums..............................................................     40,930,417      59,827,094
  Redemptions...............................................................   (138,446,157)   (126,463,041)
                                                                             --------------  --------------
  Total net premiums (redemptions)..........................................    (97,515,740)    (66,635,947)
  Net investment division transfers.........................................    (85,256,124)    (65,144,021)
  Net other transfers.......................................................       (517,748)     (5,882,892)
                                                                             --------------  --------------
  Net increase (decrease) in net assets resulting from capital transactions.   (183,289,612)   (137,662,860)
                                                                             --------------  --------------
NET CHANGE IN NET ASSETS....................................................   (155,852,798)    (13,034,446)
NET ASSETS-BEGINNING OF PERIOD..............................................  1,423,521,417   1,436,555,863
                                                                             --------------  --------------
NET ASSETS-END OF PERIOD.................................................... $1,267,668,619  $1,423,521,417
                                                                             ==============  ==============

                                                                                    VARIABLE B
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2005         2004
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $    56,021  $   (75,842)
  Net realized gains (losses) from security transactions....................    (987,083)  (1,899,235)
  Change in net unrealized appreciation (deprecation) of investments........   1,788,703    5,491,417
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........     857,641    3,516,340
                                                                             -----------  -----------
From capital transactions:
  Net premiums..............................................................      76,535       60,228
  Redemptions...............................................................  (4,702,676)  (4,454,805)
                                                                             -----------  -----------
  Total net premiums (redemptions)..........................................  (4,626,141)  (4,394,577)
  Net investment division transfers.........................................      37,401        2,626
  Net other transfers.......................................................     (94,954)  (3,607,812)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  (4,683,694)  (7,999,763)
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................  (3,826,053)  (4,483,423)
NET ASSETS-BEGINNING OF PERIOD..............................................  38,257,001   42,740,424
                                                                             -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $34,430,948  $38,257,001
                                                                             ===========  ===========

                      See Notes to Financial Statements.

                                     BLACKROCK                     BLACKROCK                      METLIFE
       VARIABLE C                   DIVERSIFIED                AGGRESSIVE GROWTH                STOCK INDEX
   INVESTMENT DIVISION          INVESTMENT DIVISION           INVESTMENT DIVISION           INVESTMENT DIVISION
------------------------  ------------------------------  --------------------------  ------------------------------
  FOR THE      FOR THE       FOR THE         FOR THE        FOR THE       FOR THE        FOR THE         FOR THE
 YEAR ENDED   YEAR ENDED    YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
DECEMBER 31, DECEMBER 31,  DECEMBER 31,    DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
    2005         2004          2005            2004           2005          2004           2005            2004
------------ ------------ --------------  --------------  ------------  ------------  --------------  --------------
 $   16,585   $    8,452  $    4,951,024  $    9,559,664  $ (8,613,160) $ (8,715,515) $   10,656,148  $  (11,430,932)
    (79,462)     (22,790)     (7,976,947)    (25,985,770)  (68,050,584)  (52,857,172)      1,420,997     (28,356,853)
    136,566      261,738      26,194,695     117,956,645   138,949,377   138,645,041      92,252,646     302,459,985
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
     73,689      247,400      23,168,772     101,530,539    62,285,633    77,072,354     104,329,791     262,672,200
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
    262,213        5,000      49,320,130      75,678,753    23,467,028    30,149,651     292,297,982     266,044,198
   (359,845)     (86,530)   (153,844,033)   (144,227,251)  (68,631,765)  (61,310,580)   (290,555,575)   (243,823,569)
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
    (97,632)     (81,530)   (104,523,903)    (68,548,498)  (45,164,737)  (31,160,929)      1,742,407      22,220,629
    (25,686)   1,244,322     (62,879,398)    (41,122,479)  (38,816,106)  (27,843,622)    (43,923,599)    147,806,715
      8,928      (15,425)       (889,804)     (4,065,997)     (178,113)     (636,876)       (815,561)     (1,385,373)
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
   (114,390)   1,147,367    (168,293,105)   (113,736,974)  (84,158,956)  (59,641,427)    (42,996,753)    168,641,971
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
    (40,701)   1,394,767    (145,124,333)    (12,206,435)  (21,873,323)   17,430,927      61,333,038     431,314,171
  2,571,598    1,176,831   1,509,148,475   1,521,354,910   735,674,081   718,243,154   3,155,883,032   2,724,568,861
 ----------   ----------  --------------  --------------  ------------  ------------  --------------  --------------
 $2,530,897   $2,571,598  $1,364,024,142  $1,509,148,475  $713,800,758  $735,674,081  $3,217,216,070  $3,155,883,032
 ==========   ==========  ==============  ==============  ============  ============  ==============  ==============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                         FI
                                                                                 INTERNATIONAL STOCK
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (1,336,288) $    173,954
  Net realized gains (losses) from security transactions....................    6,451,261     2,409,577
  Change in net unrealized appreciation (deprecation) of investments........   29,273,691    26,889,569
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   34,388,664    29,473,100
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   16,900,649    13,165,683
  Redemptions...............................................................  (19,204,142)  (14,525,685)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................   (2,303,493)   (1,360,002)
  Net investment division transfers.........................................   10,398,241    (5,316,894)
  Net other transfers.......................................................      (33,915)     (170,037)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.    8,060,833    (6,846,933)
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   42,449,497    22,626,167
NET ASSETS-BEGINNING OF PERIOD..............................................  203,820,632   181,194,465
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $246,270,129  $203,820,632
                                                                             ============  ============

                                                                                      FI MID CAP
                                                                                    OPPORTUNITIES
                                                                                 INVESTMENT DIVISION
                                                                             ---------------------------
                                                                               FOR THE        FOR THE
                                                                              YEAR ENDED     YEAR ENDED
                                                                             DECEMBER 31,   DECEMBER 31,
                                                                                 2005           2004
                                                                             ------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (8,151,770) $  (4,632,447)
  Net realized gains (losses) from security transactions....................  (78,218,630)  (102,085,595)
  Change in net unrealized appreciation (deprecation) of investments........  121,074,896    205,109,137
                                                                             ------------  -------------
  Net increase (decrease) in net assets resulting from operations...........   34,704,496     98,391,095
                                                                             ------------  -------------
From capital transactions:
  Net premiums..............................................................   37,769,482     44,670,180
  Redemptions...............................................................  (65,046,043)   (54,743,591)
                                                                             ------------  -------------
  Total net premiums (redemptions)..........................................  (27,276,561)   (10,073,411)
  Net investment division transfers.........................................  (50,987,306)   (19,247,839)
  Net other transfers.......................................................     (131,789)      (512,635)
                                                                             ------------  -------------
  Net increase (decrease) in net assets resulting from capital transactions.  (78,395,656)   (29,833,885)
                                                                             ------------  -------------
NET CHANGE IN NET ASSETS....................................................  (43,691,160)    68,557,210
NET ASSETS-BEGINNING OF PERIOD..............................................  715,717,082    647,159,872
                                                                             ------------  -------------
NET ASSETS-END OF PERIOD.................................................... $672,025,922  $ 715,717,082
                                                                             ============  =============

                      See Notes to Financial Statements.

       T. ROWE PRICE                                          HARRIS OAKMARK             NEUBERGER BERMAN
     SMALL CAP GROWTH        OPPENHEIMER GLOBAL EQUITY        LARGE CAP VALUE              MID CAP VALUE
    INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION         INVESTMENT DIVISION
--------------------------  --------------------------  --------------------------  --------------------------
  FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
    2005          2004          2005          2004          2005          2004          2005          2004
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (2,912,535) $ (2,886,757) $ (1,236,484) $    609,944  $ (2,601,116) $ (2,804,182) $ 31,440,205  $  4,146,840
   9,560,832     7,563,645     1,818,749    (1,697,535)    7,641,683     3,097,584    10,588,654     3,180,947
  15,268,897    16,778,755    25,605,072    23,648,969   (15,864,023)   33,885,461     5,286,823    48,343,689
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  21,917,194    21,455,643    26,187,337    22,561,378   (10,823,456)   34,178,863    47,315,682    55,671,476
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  16,831,899    19,971,152    15,506,023    13,708,095    51,307,981    59,037,436    64,666,722    48,228,588
 (23,314,998)  (20,622,550)  (15,895,719)  (12,622,942)  (30,367,255)  (24,364,935)  (33,555,791)  (18,649,172)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  (6,483,099)     (651,398)     (389,696)    1,085,153    20,940,726    34,672,501    31,110,931    29,579,416
  (8,452,821)   (8,814,720)   12,101,542    (6,183,144)    3,175,576    20,318,911    80,908,710    66,518,352
    (100,428)     (165,745)      (78,487)     (114,414)     (256,133)     (392,711)      (68,619)     (197,708)
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
 (15,036,348)   (9,631,863)   11,633,359    (5,212,405)   23,860,169    54,598,701   111,951,022    95,900,060
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
   6,880,846    11,823,780    37,820,696    17,348,973    13,036,713    88,777,564   159,266,704   151,571,536
 243,468,250   231,644,470   172,750,812   155,401,839   395,114,883   306,337,319   358,032,635   206,461,099
------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
$250,349,096  $243,468,250  $210,571,508  $172,750,812  $408,151,596  $395,114,883  $517,299,339  $358,032,635
============  ============  ============  ============  ============  ============  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    T. ROWE PRICE
                                                                                  LARGE CAP GROWTH
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (1,367,576) $ (1,680,167)
  Net realized gains (losses) from security transactions....................   (2,051,147)   (4,389,614)
  Change in net unrealized appreciation (deprecation) of investments........   13,286,058    19,581,116
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........    9,867,335    13,511,335
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   22,099,396    22,185,902
  Redemptions...............................................................  (14,023,405)  (10,685,360)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................    8,075,991    11,500,542
  Net investment division transfers.........................................    2,160,340     2,063,909
  Net other transfers.......................................................      (88,018)     (200,258)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.   10,148,313    13,364,193
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   20,015,648    26,875,528
NET ASSETS-BEGINNING OF PERIOD..............................................  174,634,867   147,759,339
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $194,650,515  $174,634,867
                                                                             ============  ============

                                                                                   LEHMAN BROTHERS
                                                                                AGGREGATE BOND INDEX
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 16,127,633  $  6,740,862
  Net realized gains (losses) from security transactions....................    1,757,274     3,589,529
  Change in net unrealized appreciation (deprecation) of investments........  (13,468,805)    4,595,110
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........    4,416,102    14,925,501
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................  175,732,093   140,944,197
  Redemptions...............................................................  (51,455,472)  (39,523,128)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................  124,276,621   101,421,069
  Net investment division transfers.........................................   32,166,878   101,939,522
  Net other transfers.......................................................     (136,656)     (424,009)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  156,306,843   202,936,582
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................  160,722,945   217,862,083
NET ASSETS-BEGINNING OF PERIOD..............................................  607,563,120   389,701,037
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $768,286,065  $607,563,120
                                                                             ============  ============

                      See Notes to Financial Statements.

      MORGAN STANLEY                  RUSSELL                     MET/PUTNAM                 JENNISON
        EAFE INDEX                  2000 INDEX                      VOYAGER                   GROWTH
    INVESTMENT DIVISION         INVESTMENT DIVISION           INVESTMENT DIVISION       INVESTMENT DIVISION
--------------------------  --------------------------  ------------------------------  -------------------
  FOR THE       FOR THE       FOR THE       FOR THE                          FOR THE
 YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     FOR THE PERIOD    YEAR ENDED    FOR THE PERIOD
DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  JANUARY 1, 2005 TO DECEMBER 31,   MAY 1, 2005 TO
    2005          2004          2005          2004        APRIL 30, 2005       2004      DECEMBER 31, 2005
------------  ------------  ------------  ------------  ------------------ ------------ -------------------
$    704,739  $ (1,170,741) $  7,997,660  $ (1,730,299)    $     10,737    $  (376,935)     $  (290,646)
  10,030,049    10,359,786     9,012,930     7,021,907          385,738     (1,264,904)         966,967
  22,293,331    26,986,318    (8,363,689)   27,429,087       (2,980,401)     2,765,224        5,598,355
------------  ------------  ------------  ------------     ------------    -----------      -----------
  33,028,119    36,175,363     8,646,901    32,720,695       (2,583,926)     1,123,385        6,274,676
------------  ------------  ------------  ------------     ------------    -----------      -----------
  60,968,023    57,233,975    32,109,644    37,958,839        1,073,598      3,797,693        2,367,162
 (20,559,724)  (14,645,027)  (22,354,990)  (14,579,636)        (902,033)    (2,721,521)      (2,098,108)
------------  ------------  ------------  ------------     ------------    -----------      -----------
  40,408,299    42,588,948     9,754,654    23,379,203          171,565      1,076,172          269,054
    (368,645)  (26,479,475)   (1,045,682)  (14,878,786)     (30,435,318)    (2,367,126)      30,576,435
    (100,389)       96,618       (56,551)      (87,297)         (16,975)           352           (5,191)
------------  ------------  ------------  ------------     ------------    -----------      -----------
  39,939,265    16,206,091     8,652,421     8,413,120      (30,280,728)    (1,290,602)      30,840,298
------------  ------------  ------------  ------------     ------------    -----------      -----------
  72,967,384    52,381,454    17,299,322    41,133,815      (32,864,654)      (167,217)      37,114,974
 241,576,840   189,195,386   242,131,144   200,997,329       32,864,654     33,031,871               --
------------  ------------  ------------  ------------     ------------    -----------      -----------
$314,544,224  $241,576,840  $259,430,466  $242,131,144     $         --    $32,864,654      $37,114,974
============  ============  ============  ============     ============    ===========      ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      BLACKROCK
                                                                                   STRATEGIC VALUE
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 29,007,593  $ (5,984,230)
  Net realized gains (losses) from security transactions....................   20,538,376     6,130,655
  Change in net unrealized appreciation (deprecation) of investments........  (34,906,982)   62,861,204
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   14,638,987    63,007,629
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   51,661,184    81,959,946
  Redemptions...............................................................  (43,113,569)  (32,863,058)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................    8,547,615    49,096,888
  Net investment division transfers.........................................  (26,462,830)   32,248,065
  Net other transfers.......................................................     (811,812)       (1,221)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (18,727,027)   81,343,732
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   (4,088,040)  144,351,361
NET ASSETS-BEGINNING OF PERIOD..............................................  542,389,566   398,038,205
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $538,301,526  $542,389,566
                                                                             ============  ============

                                                                                   METLIFE MID CAP
                                                                                     STOCK INDEX
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 10,760,752  $ (1,007,809)
  Net realized gains (losses) from security transactions....................    7,399,616    12,079,529
  Change in net unrealized appreciation (deprecation) of investments........    8,391,642    16,882,194
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   26,552,010    27,953,914
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   39,602,445    45,930,000
  Redemptions...............................................................  (17,902,812)  (13,192,285)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................   21,699,633    32,737,715
  Net investment division transfers.........................................   11,831,439   (30,180,319)
  Net other transfers.......................................................      (40,886)     (215,398)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.   33,490,186     2,341,998
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   60,042,196    30,295,912
NET ASSETS-BEGINNING OF PERIOD..............................................  223,266,641   192,970,729
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $283,308,837  $223,266,641
                                                                             ============  ============

                      See Notes to Financial Statements.

   FRANKLIN TEMPLETON             BLACKROCK                  BLACKROCK                  BLACKROCK
    SMALL CAP GROWTH           LARGE CAP VALUE              BOND INCOME               MONEY MARKET
   INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
------------------------  ------------------------  --------------------------  ------------------------
  FOR THE      FOR THE      FOR THE      FOR THE      FOR THE       FOR THE       FOR THE      FOR THE
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2005         2004         2005         2004         2005          2004          2005         2004
------------ ------------ ------------ ------------ ------------  ------------  ------------ ------------
$   845,509  $  (458,387) $   272,186  $  (442,057) $ 18,342,704  $ 21,096,085  $   275,092  $  (108,573)
  2,710,083    2,377,340    2,178,189    1,384,652     2,248,984     3,787,224           --           --
 (2,024,097)   1,384,591      218,549    3,494,201   (15,445,189)  (10,708,680)          --           --
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  1,531,495    3,303,544    2,668,924    4,436,796     5,146,499    14,174,629      275,092     (108,573)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  5,692,970    7,327,486   12,211,448   14,613,294    49,588,861    47,995,908    8,406,946   14,061,842
 (3,438,389)  (2,697,860)  (3,845,521)  (1,998,672)  (45,752,825)  (43,709,213)  (5,350,120)  (5,819,350)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  2,254,581    4,629,626    8,365,927   12,614,622     3,836,036     4,286,695    3,056,826    8,242,492
    336,182    1,854,875    4,144,484   14,217,921    11,749,493    (8,548,592)     117,783      512,134
     (7,668)        (403)      (3,379)    (105,463)     (291,458)     (792,434)         580       (1,515)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  2,583,095    6,484,098   12,507,032   26,727,080    15,294,071    (5,054,331)   3,175,189    8,753,111
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  4,114,590    9,787,642   15,175,956   31,163,876    20,440,570     9,120,298    3,450,281    8,644,538
 38,943,339   29,155,697   50,981,319   19,817,443   479,529,727   470,409,429   22,990,726   14,346,188
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
$43,057,929  $38,943,339  $66,157,275  $50,981,319  $499,970,297  $479,529,727  $26,441,007  $22,990,726
===========  ===========  ===========  ===========  ============  ============  ===========  ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        DAVIS
                                                                                    VENTURE VALUE
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (1,834,694) $ (1,080,454)
  Net realized gains (losses) from security transactions....................    1,502,572      (332,122)
  Change in net unrealized appreciation (deprecation) of investments........   23,743,397    17,314,337
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   23,411,275    15,901,761
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   62,315,737    37,544,591
  Redemptions...............................................................  (17,025,051)   (9,614,619)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................   45,290,686    27,929,972
  Net investment division transfers.........................................   68,267,356    43,688,641
  Net other transfers.......................................................     (145,859)     (153,737)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  113,412,183    71,464,876
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................  136,823,458    87,366,637
NET ASSETS-BEGINNING OF PERIOD..............................................  191,013,088   103,646,451
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $327,836,546  $191,013,088
                                                                             ============  ============

                                                                                   LOOMIS SAYLES
                                                                                     SMALL CAP
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2005         2004
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   (44,896) $  (398,843)
  Net realized gains (losses) from security transactions....................   1,996,619      858,524
  Change in net unrealized appreciation (deprecation) of investments........     876,668    4,270,848
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   2,828,391    4,730,529
                                                                             -----------  -----------
From capital transactions:
  Net premiums..............................................................   8,366,730    6,171,683
  Redemptions...............................................................  (3,446,945)  (1,838,371)
                                                                             -----------  -----------
  Total net premiums (redemptions)..........................................   4,919,785    4,333,312
  Net investment division transfers.........................................   7,296,191    2,499,326
  Net other transfers.......................................................     (39,239)     (22,992)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  12,176,737    6,809,646
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................  15,005,128   11,540,175
NET ASSETS-BEGINNING OF PERIOD..............................................  38,635,528   27,095,353
                                                                             -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $53,640,656  $38,635,528
                                                                             ===========  ===========

                      See Notes to Financial Statements.

           MFS                  HARRIS OAKMARK             SALOMON BROTHERS             SALOMON BROTHERS
     INVESTORS TRUST             FOCUSED VALUE        STRATEGIC BOND OPPORTUNITIES       U.S. GOVERNMENT
   INVESTMENT DIVISION        INVESTMENT DIVISION         INVESTMENT DIVISION          INVESTMENT DIVISION
------------------------  --------------------------  --------------------------   --------------------------
  FOR THE      FOR THE      FOR THE       FOR THE       FOR THE        FOR THE       FOR THE       FOR THE
 YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
    2005         2004         2005          2004          2005           2004          2005          2004
------------ ------------ ------------  ------------  ------------   ------------  ------------  ------------
$  (216,507) $  (157,049) $   (973,948) $   (672,623) $  5,779,478   $  1,665,120  $  2,500,248  $    843,354
    721,480      222,457     9,314,139     5,382,111     1,166,009      1,546,510       (58,374)      208,641
    817,021    1,836,424    21,366,130    19,999,547    (4,387,279)     2,945,911    (2,105,055)      612,479
-----------  -----------  ------------  ------------  ------------   ------------  ------------  ------------
  1,321,994    1,901,832    29,706,321    24,709,035     2,558,208      6,157,541       336,819     1,664,474
-----------  -----------  ------------  ------------  ------------   ------------  ------------  ------------
  2,401,461    2,380,110    48,857,152    56,173,470    43,589,308     36,671,156    38,805,080    27,855,303
 (1,880,933)  (1,428,693)  (28,195,864)  (19,437,431)  (12,489,500)    (8,426,285)  (13,436,004)   (8,913,847)
-----------  -----------  ------------  ------------  ------------   ------------  ------------  ------------
    520,528      951,417    20,661,288    36,736,039    31,099,808     28,244,871    25,369,076    18,941,456
  2,385,517    5,418,448    35,862,086    22,500,708    53,890,284     24,149,899    26,362,982     4,422,581
     (4,851)      17,489      (173,889)     (141,234)      (65,294)       (47,020)      (45,994)      (95,091)
-----------  -----------  ------------  ------------  ------------   ------------  ------------  ------------
  2,901,194    6,387,354    56,349,485    59,095,513    84,924,798     52,347,750    51,686,064    23,268,946
-----------  -----------  ------------  ------------  ------------   ------------  ------------  ------------
  4,223,188    8,289,186    86,055,806    83,804,548    87,483,006     58,505,291    52,022,883    24,933,420
 20,307,471   12,018,285   327,616,615   243,812,067   141,477,434     82,972,143   124,306,910    99,373,490
-----------  -----------  ------------  ------------  ------------   ------------  ------------  ------------
$24,530,659  $20,307,471  $413,672,421  $327,616,615  $228,960,440   $141,477,434  $176,329,793  $124,306,910
===========  ===========  ============  ============  ============   ============  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                        FI                        MFS
                                                                                   VALUE LEADERS              TOTAL RETURN
                                                                                INVESTMENT DIVISION       INVESTMENT DIVISION
                                                                             ------------------------  -------------------------
                                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                                 2005         2004         2005         2004
                                                                             ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  (157,408) $   (32,333) $ 1,539,256  $    858,624
  Net realized gains (losses) from security transactions....................   1,715,633      404,323    1,059,769    (5,108,663)
  Change in net unrealized appreciation (deprecation) of investments........   2,647,155    1,741,944     (521,531)   10,110,705
                                                                             -----------  -----------  -----------  ------------
  Net increase (decrease) in net assets resulting from operations...........   4,205,380    2,113,934    2,077,494     5,860,666
                                                                             -----------  -----------  -----------  ------------
From capital transactions:
  Net premiums..............................................................  12,535,818    5,817,050   15,108,736     8,983,793
  Redemptions...............................................................  (2,522,813)    (844,740)  (8,708,232)   (6,361,232)
                                                                             -----------  -----------  -----------  ------------
  Total net premiums (redemptions)..........................................  10,013,005    4,972,310    6,400,504     2,622,561
  Net investment division transfers.........................................  17,837,481    5,616,365   19,240,330    23,404,805
  Net other transfers.......................................................     (10,889)        (473)     (25,970)  (13,705,381)
                                                                             -----------  -----------  -----------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  27,839,597   10,588,202   25,614,864    12,321,985
                                                                             -----------  -----------  -----------  ------------
NET CHANGE IN NET ASSETS....................................................  32,044,977   12,702,136   27,692,358    18,182,651
NET ASSETS-BEGINNING OF PERIOD..............................................  22,597,417    9,895,281   71,298,072    53,115,421
                                                                             -----------  -----------  -----------  ------------
NET ASSETS-END OF PERIOD.................................................... $54,642,394  $22,597,417  $98,990,430  $ 71,298,072
                                                                             ===========  ===========  ===========  ============

                      See Notes to Financial Statements.

        BLACKROCK                 METLIFE          METLIFE CONSERVATIVE        METLIFE        METLIFE MODERATE TO
 LEGACY LARGE CAP GROWTH  CONSERVATIVE ALLOCATION TO MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION
   INVESTMENT DIVISION      INVESTMENT DIVISION    INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION
------------------------  ----------------------- ---------------------- ------------------- ---------------------
  FOR THE      FOR THE
 YEAR ENDED   YEAR ENDED      FOR THE PERIOD          FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
DECEMBER 31, DECEMBER 31,     MAY 1, 2005 TO          MAY 1, 2005 TO       MAY 1, 2005 TO       MAY 1, 2005 TO
    2005         2004        DECEMBER 31, 2005      DECEMBER 31, 2005     DECEMBER 31, 2005    DECEMBER 31, 2005
------------ ------------ ----------------------- ---------------------- ------------------- ---------------------
$  (107,255)  $  (22,467)       $      (105)           $     5,685           $    30,521          $     5,125
    184,292       20,664             12,468                 57,075               105,306               41,932
    683,008      422,639             97,271                636,014             1,665,844            1,453,294
-----------   ----------        -----------            -----------           -----------          -----------
    760,045      420,836            109,634                698,774             1,801,671            1,500,351
-----------   ----------        -----------            -----------           -----------          -----------
  3,849,789    2,182,639          5,109,349             26,244,514            50,958,994           35,896,977
   (477,392)     (92,344)          (368,939)            (1,021,699)             (774,552)            (399,995)
-----------   ----------        -----------            -----------           -----------          -----------
  3,372,397    2,090,295          4,740,410             25,222,815            50,184,442           35,496,982
  3,349,368    3,021,620          7,847,626             21,710,230            35,508,298           23,145,157
     (1,073)     (11,302)             2,696                 (1,995)                 (987)                (182)
-----------   ----------        -----------            -----------           -----------          -----------
  6,720,692    5,100,613         12,590,732             46,931,050            85,691,753           58,641,957
-----------   ----------        -----------            -----------           -----------          -----------
  7,480,737    5,521,449         12,700,366             47,629,824            87,493,424           60,142,308
  5,610,216       88,767                 --                     --                    --                   --
-----------   ----------        -----------            -----------           -----------          -----------
$13,090,953   $5,610,216        $12,700,366            $47,629,824           $87,493,424          $60,142,308
===========   ==========        ===========            ===========           ===========          ===========

       METLIFE
AGGRESSIVE ALLOCATION
 INVESTMENT DIVISION
---------------------

   FOR THE PERIOD
   MAY 1, 2005 TO
  DECEMBER 31, 2005
---------------------
     $   21,815
         34,023
        173,131
     ----------
        228,969
     ----------
      4,120,526
       (122,189)
     ----------
      3,998,337
      3,121,840
           (428)
     ----------
      7,119,749
     ----------
      7,348,718
             --
     ----------
     $7,348,718
     ==========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                     FIDELITY
                                                                                   MONEY MARKET
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2005         2004
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $   150,701  $    18,766
  Net realized gains (losses) from security transactions....................          --           --
  Change in net unrealized appreciation (deprecation) of investments........          --           --
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........     150,701       18,766
                                                                             -----------  -----------
From capital transactions:
  Net premiums..............................................................   2,569,045    3,072,835
  Redemptions...............................................................  (3,824,967)  (2,632,212)
                                                                             -----------  -----------
  Total net premiums (redemptions)..........................................  (1,255,922)     440,623
  Net investment division transfers.........................................    (432,032)  (1,692,625)
  Net other transfers.......................................................        (982)        (281)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  (1,688,936)  (1,252,283)
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................  (1,538,235)  (1,233,517)
NET ASSETS-BEGINNING OF PERIOD..............................................   7,739,157    8,972,674
                                                                             -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $ 6,200,922  $ 7,739,157
                                                                             ===========  ===========

                                                                                      FIDELITY
                                                                                    EQUITY-INCOME
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  5,572,406  $  1,244,859
  Net realized gains (losses) from security transactions....................      636,799     2,598,754
  Change in net unrealized appreciation (deprecation) of investments........     (483,290)    9,102,225
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........    5,725,915    12,945,838
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................    7,499,907     8,462,993
  Redemptions...............................................................  (17,228,090)  (16,716,260)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................   (9,728,183)   (8,253,267)
  Net investment division transfers.........................................   (5,668,032)   (5,052,545)
  Net other transfers.......................................................      (22,179)       (4,304)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  (15,418,394)  (13,310,116)
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   (9,692,479)     (364,278)
NET ASSETS-BEGINNING OF PERIOD..............................................  133,865,570   134,229,848
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $124,173,091  $133,865,570
                                                                             ============  ============

                      See Notes to Financial Statements.

         FIDELITY                   FIDELITY                  FIDELITY               CALVERT SOCIAL
          GROWTH                    OVERSEAS            INVESTMENT GRADE BOND           BALANCED
    INVESTMENT DIVISION        INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
--------------------------  ------------------------  ------------------------  ------------------------
  FOR THE       FOR THE       FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
 YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2005          2004          2005         2004         2005         2004         2005         2004
------------  ------------  ------------ ------------ ------------ ------------ ------------ ------------
$   (614,198) $ (1,157,909) $    69,531  $    35,421  $ 1,054,117  $ 1,376,419  $   383,557  $   305,615
  (2,593,520)   (1,034,139)   1,130,250      358,850       (8,618)     250,624      464,408      114,758
   9,442,722     5,682,518    3,985,942    3,068,346     (776,961)    (900,086)   1,723,358    3,350,274
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
   6,235,004     3,490,470    5,185,723    3,462,617      268,538      726,957    2,571,323    3,770,647
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
   8,881,884    12,117,109    2,536,836    2,807,441    3,076,796    2,757,530    5,019,996    5,190,647
 (18,136,394)  (15,760,659)  (4,986,118)  (2,843,715)  (3,376,246)  (3,553,900)  (4,993,181)  (2,894,509)
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
  (9,254,510)   (3,643,550)  (2,449,282)     (36,274)    (299,450)    (796,370)      26,815    2,296,138
 (12,732,941)   (8,490,878)     253,657      363,387     (774,101)  (1,303,605)    (577,644)    (955,588)
      10,819        (6,456)      (4,673)      (3,303)      (2,991)     (52,131)      (3,884)    (153,071)
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
 (21,976,632)  (12,140,884)  (2,200,298)     323,810   (1,076,542)  (2,152,106)    (554,713)   1,187,479
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
 (15,741,628)   (8,650,414)   2,985,425    3,786,427     (808,004)  (1,425,149)   2,016,610    4,958,126
 157,101,539   165,751,953   31,060,853   27,274,426   21,611,809   23,036,958   58,294,718   53,336,592
------------  ------------  -----------  -----------  -----------  -----------  -----------  -----------
$141,359,911  $157,101,539  $34,046,278  $31,060,853  $20,803,805  $21,611,809  $60,311,328  $58,294,718
============  ============  ===========  ===========  ===========  ===========  ===========  ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                  CALVERT SOCIAL
                                                                                  MID CAP GROWTH
                                                                                INVESTMENT DIVISION
                                                                             ------------------------
                                                                               FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31,
                                                                                 2005         2004
                                                                             ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  (124,547) $  (128,066)
  Net realized gains (losses) from security transactions....................    (737,962)    (300,748)
  Change in net unrealized appreciation (deprecation) of investments........     791,771    1,474,813
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........     (70,738)   1,045,999
                                                                             -----------  -----------
From capital transactions:
  Net premiums..............................................................   1,338,690    1,640,326
  Redemptions...............................................................  (1,774,809)    (846,891)
                                                                             -----------  -----------
  Total net premiums (redemptions)..........................................    (436,119)     793,435
  Net investment division transfers.........................................    (618,035)    (508,974)
  Net other transfers.......................................................       1,014       (1,827)
                                                                             -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.  (1,033,140)     282,634
                                                                             -----------  -----------
NET CHANGE IN NET ASSETS....................................................  (1,123,878)   1,328,633
NET ASSETS-BEGINNING OF PERIOD..............................................  13,688,933   12,360,300
                                                                             -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $12,565,055  $13,688,933
                                                                             ===========  ===========

                                                                                     LORD ABBETT
                                                                                   BOND DEBENTURE
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $  5,131,929  $  2,656,841
  Net realized gains (losses) from security transactions....................    2,182,129     2,179,729
  Change in net unrealized appreciation (deprecation) of investments........   (6,441,840)    2,665,360
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........      872,218     7,501,930
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................   27,146,739    22,025,628
  Redemptions...............................................................  (11,887,367)   (9,124,996)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................   15,259,372    12,900,632
  Net investment division transfers.........................................   17,983,892    11,378,352
  Net other transfers.......................................................      (32,846)     (302,763)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.   33,210,418    23,976,221
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................   34,082,636    31,478,151
NET ASSETS-BEGINNING OF PERIOD..............................................  125,736,304    94,258,153
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $159,818,940  $125,736,304
                                                                             ============  ============

                      See Notes to Financial Statements.

      MFS RESEARCH              T. ROWE PRICE                  PIMCO                   RCM GLOBAL
      INTERNATIONAL            MID-CAP GROWTH              TOTAL RETURN                TECHNOLOGY
   INVESTMENT DIVISION       INVESTMENT DIVISION        INVESTMENT DIVISION        INVESTMENT DIVISION
------------------------  ------------------------  --------------------------  ------------------------
  FOR THE      FOR THE      FOR THE      FOR THE      FOR THE       FOR THE       FOR THE      FOR THE
 YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,  DECEMBER 31,  DECEMBER 31, DECEMBER 31,
    2005         2004         2005         2004         2005          2004          2005         2004
------------ ------------ ------------ ------------ ------------  ------------  ------------ ------------
$ 2,138,846  $  (230,629) $ 1,073,191  $  (619,252) $ (1,979,025) $ 15,382,935  $  (279,035) $  (683,461)
  3,089,694    1,788,312    3,292,259      304,968     1,298,876     2,455,287     (655,341)   3,020,599
  1,345,305    2,695,583    5,448,667    8,336,804     4,112,147    (8,630,533)   5,000,978   (6,843,564)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  6,573,845    4,253,266    9,814,117    8,022,520     3,431,998     9,207,689    4,066,602   (4,506,426)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  7,780,322    5,262,574   12,818,016   12,604,936    73,427,657    69,675,625    3,967,764   10,790,180
 (3,155,197)  (1,320,747)  (5,121,916)  (3,147,804)  (25,750,957)  (19,235,265)  (3,958,753)  (4,045,935)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
  4,625,125    3,941,827    7,696,100    9,457,132    47,676,700    50,440,360        9,011    6,744,245
 11,361,343    6,023,141   14,171,794   10,677,705    57,029,334    21,647,228   (6,386,968)  (1,711,181)
     (7,322)        (848)     (20,184)     (21,566)     (255,691)     (128,404)     (62,185)     (71,495)
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
 15,979,146    9,964,120   21,847,710   20,113,271   104,450,343    71,959,184   (6,440,142)   4,961,569
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
 22,552,991   14,217,386   31,661,827   28,135,791   107,882,341    81,166,873   (2,373,540)     455,143
 31,718,709   17,501,323   63,001,217   34,865,426   298,386,525   217,219,652   54,272,225   53,817,082
-----------  -----------  -----------  -----------  ------------  ------------  -----------  -----------
$54,271,700  $31,718,709  $94,663,044  $63,001,217  $406,268,866  $298,386,525  $51,898,685  $54,272,225
===========  ===========  ===========  ===========  ============  ============  ===========  ===========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      LAZARD                    MET/AIM
                                                                                      MID CAP              SMALL CAP GROWTH
                                                                                INVESTMENT DIVISION       INVESTMENT DIVISION
                                                                             ------------------------  ------------------------
                                                                               FOR THE      FOR THE      FOR THE      FOR THE
                                                                              YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                                             DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
                                                                                 2005         2004         2005         2004
                                                                             ------------ ------------ ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ 4,024,372  $  (374,199) $   172,912  $  (146,620)
  Net realized gains (losses) from security transactions....................   1,930,916    1,535,292      802,027      497,811
  Change in net unrealized appreciation (deprecation) of investments........  (3,372,554)   2,286,153      232,220      363,802
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from operations...........   2,582,734    3,447,246    1,207,159      714,993
                                                                             -----------  -----------  -----------  -----------
From capital transactions:
  Net premiums..............................................................   5,368,971    7,752,790    2,950,087    3,053,355
  Redemptions...............................................................  (2,336,914)  (1,652,148)    (844,495)    (609,634)
                                                                             -----------  -----------  -----------  -----------
  Total net premiums (redemptions)..........................................   3,032,057    6,100,642    2,105,592    2,443,721
  Net investment division transfers.........................................   2,105,055    4,799,905    1,855,183    2,370,462
  Net other transfers.......................................................      (5,234)     (12,846)      (1,020)     (17,653)
                                                                             -----------  -----------  -----------  -----------
  Net increase (decrease) in net assets resulting from capital transactions.   5,131,878   10,887,701    3,959,755    4,796,530
                                                                             -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS....................................................   7,714,612   14,334,947    5,166,914    5,511,523
NET ASSETS-BEGINNING OF PERIOD..............................................  34,153,806   19,818,859   14,129,409    8,617,886
                                                                             -----------  -----------  -----------  -----------
NET ASSETS-END OF PERIOD.................................................... $41,868,418  $34,153,806  $19,296,323  $14,129,409
                                                                             ===========  ===========  ===========  ===========

                      See Notes to Financial Statements.

      HARRIS OAKMARK              OPPENHEIMER                  JANUS                 THIRD AVENUE
      INTERNATIONAL          CAPITAL APPRECIATION        AGGRESSIVE GROWTH          SMALL CAP VALUE
   INVESTMENT DIVISION        INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
-------------------------  ------------------------  ------------------------  ------------------------
  FOR THE       FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
 YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
DECEMBER 31,  DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31,
    2005          2004         2005         2004         2005         2004         2005         2004
------------  ------------ ------------ ------------ ------------ ------------ ------------ ------------
$    493,028  $  (442,810)  $   18,906    $ 15,346   $  (260,339) $  (232,795)  $   (7,923)   $  6,049
   2,918,691    1,091,842       10,067       5,647     1,577,626      900,838       46,491      25,508
  10,805,618    6,827,093       94,410      (3,066)    1,528,359      712,002      141,813      27,654
------------  -----------   ----------    --------   -----------  -----------   ----------    --------
  14,217,337    7,476,125      123,383      17,927     2,845,646    1,380,045      180,381      59,211
------------  -----------   ----------    --------   -----------  -----------   ----------    --------
  30,902,629   15,912,541    1,893,057     228,779     3,776,771    3,761,755    1,294,932     217,931
  (5,868,095)  (1,525,036)     (54,496)       (347)   (1,784,524)  (1,282,821)     (12,865)     (1,498)
------------  -----------   ----------    --------   -----------  -----------   ----------    --------
  25,034,534   14,387,505    1,838,561     228,432     1,992,247    2,478,934    1,282,067     216,433
  53,072,017   29,891,281    1,724,734       9,684     2,543,204      143,777      410,287      (5,800)
     (51,017)     (31,068)        (144)       (142)       (8,636)      (3,906)         108        (397)
------------  -----------   ----------    --------   -----------  -----------   ----------    --------
  78,055,534   44,247,718    3,563,151     237,974     4,526,815    2,618,805    1,692,462     210,236
------------  -----------   ----------    --------   -----------  -----------   ----------    --------
  92,272,871   51,723,843    3,686,534     255,901     7,372,461    3,998,850    1,872,843     269,447
  65,755,444   14,031,601      357,113     101,212    20,717,976   16,719,126      403,590     134,143
------------  -----------   ----------    --------   -----------  -----------   ----------    --------
$158,028,315  $65,755,444   $4,043,647    $357,113   $28,090,437  $20,717,976   $2,276,433    $403,590
============  ===========   ==========    ========   ===========  ===========   ==========    ========

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    NEUBERGER BERMAN
                                                                                       REAL ESTATE
                                                                                   INVESTMENT DIVISION
                                                                             ------------------------------
                                                                               FOR THE
                                                                              YEAR ENDED    FOR THE PERIOD
                                                                             DECEMBER 31,   MAY 3, 2004 TO
                                                                                 2005      DECEMBER 31, 2004
                                                                             ------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (1,221,434)    $ 1,954,170
  Net realized gains (losses) from security transactions....................    3,602,421         135,475
  Change in net unrealized appreciation (deprecation) of investments........   11,809,478       5,386,448
                                                                             ------------     -----------
  Net increase (decrease) in net assets resulting from operations...........   14,190,465       7,476,093
                                                                             ------------     -----------
From capital transactions:
  Net premiums..............................................................   39,480,037      14,214,643
  Redemptions...............................................................   (5,378,821)       (782,825)
                                                                             ------------     -----------
  Total net premiums (redemptions)..........................................   34,101,216      13,431,818
  Net investment division transfers.........................................   53,988,430      37,082,969
  Net other transfers.......................................................     (188,221)        (93,894)
                                                                             ------------     -----------
  Net increase (decrease) in net assets resulting from capital transactions.   87,901,425      50,420,893
                                                                             ------------     -----------
NET CHANGE IN NET ASSETS....................................................  102,091,890      57,896,986
NET ASSETS-BEGINNING OF PERIOD..............................................   57,896,986              --
                                                                             ------------     -----------
NET ASSETS-END OF PERIOD.................................................... $159,988,876     $57,896,986
                                                                             ============     ===========

                                                                                   AMERICAN FUNDS
                                                                                       GROWTH
                                                                                 INVESTMENT DIVISION
                                                                             --------------------------
                                                                               FOR THE       FOR THE
                                                                              YEAR ENDED    YEAR ENDED
                                                                             DECEMBER 31,  DECEMBER 31,
                                                                                 2005          2004
                                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............................................. $ (4,328,983) $ (4,864,588)
  Net realized gains (losses) from security transactions....................    4,556,577     1,453,966
  Change in net unrealized appreciation (deprecation) of investments........   99,079,089    51,327,471
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from operations...........   99,306,683    47,916,849
                                                                             ------------  ------------
From capital transactions:
  Net premiums..............................................................  138,333,004   127,096,734
  Redemptions...............................................................  (45,046,505)  (26,300,213)
                                                                             ------------  ------------
  Total net premiums (redemptions)..........................................   93,286,499   100,796,521
  Net investment division transfers.........................................  108,667,378    94,699,466
  Net other transfers.......................................................     (339,215)     (209,492)
                                                                             ------------  ------------
  Net increase (decrease) in net assets resulting from capital transactions.  201,614,662   195,286,495
                                                                             ------------  ------------
NET CHANGE IN NET ASSETS....................................................  300,921,345   243,203,344
NET ASSETS-BEGINNING OF PERIOD..............................................  542,082,661   298,879,317
                                                                             ------------  ------------
NET ASSETS-END OF PERIOD.................................................... $843,004,006  $542,082,661
                                                                             ============  ============

                      See Notes to Financial Statements.

                  AMERICAN FUNDS              AMERICAN FUNDS
                   GROWTH-INCOME        GLOBAL SMALL CAPITALIZATION
                INVESTMENT DIVISION         INVESTMENT DIVISION
            --------------------------  --------------------------
              FOR THE       FOR THE       FOR THE       FOR THE
             YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
            DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                2005          2004          2005          2004
            ------------  ------------  ------------  ------------
            $  2,463,510  $ (1,418,772) $ (1,010,944) $ (1,547,458)
               3,967,075       880,993     7,027,014     2,309,497
              21,411,282    37,319,953    43,129,018    20,334,044
            ------------  ------------  ------------  ------------
              27,841,867    36,782,174    49,145,088    21,096,083
            ------------  ------------  ------------  ------------
             105,404,652   112,371,227    39,382,502    34,321,628
             (40,718,752)  (26,846,516)  (15,942,067)   (7,225,620)
            ------------  ------------  ------------  ------------
              64,685,900    85,524,711    23,440,435    27,096,008
              50,258,038    97,835,877    75,179,349    42,584,790
                (102,301)     (191,880)     (306,031)      (25,581)
            ------------  ------------  ------------  ------------
             114,841,637   183,168,708    98,313,753    69,655,217
            ------------  ------------  ------------  ------------
             142,683,504   219,950,882   147,458,841    90,751,300
             505,963,297   286,012,415   156,789,112    66,037,812
            ------------  ------------  ------------  ------------
            $648,646,801  $505,963,297  $304,247,953  $156,789,112
            ============  ============  ============  ============

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2005

1.  BUSINESS

Metropolitan Life Separate Account E (the "Separate Account"), a separate account of Metropolitan Life Insurance Company ("Metropolitan Life"), was established by the board of directors of Metropolitan Life on September 27, 1983 to support Metropolitan Life's operations with respect to certain variable annuity contracts ("Contracts"). Metropolitan Life is a wholly owned subsidiary of MetLife Inc. ("MetLife"). The Separate Account was registered as a unit investment trust on April 6, 1984 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Insurance Department. The Separate Account supports various Contracts (VestMet, Preference Plus Account, Preference Plus Account for Enhanced Contracts, Preference Plus Select, Personal IncomPlus, Preference Plus Income Advantage, Enhanced Preference Plus Account, Financial Freedom Account, MetLife Asset Builder, MetLife Income Security Plan, MetLife Settlement Plus, and MetLife Financial Freedom Select).

The Separate Account is divided into sixty investment divisions. When the contractholder allocates or transfers money to an investment division, the investment division purchases shares of a portfolio, series or fund (with the same name) within the Metropolitan Fund, Fidelity VIP Funds, Calvert Fund, Met Investors Fund or the American Funds (collectively, the "Funds"). For convenience, the portfolios, series, and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of Metropolitan Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Metropolitan Life's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Metropolitan Life may conduct.

The table below presents the investment divisions within the Separate Account:

             BlackRock Investment       FI Value Leaders
              Trust Investment Division Investment Division
             Variable B Investment      MFS Total Return
              Division (c)              Investment Division
             Variable C Investment      BlackRock Legacy Large
              Division (c)              Cap Growth Investment
                                        Division
             Variable D Investment      MetLife Conservative
              Division*                 Allocation Investment
                                        Division (b)
             BlackRock Diversified      MetLife Conservative to
              Investment Division       Moderate Allocation
                                        Investment Division (b)
             BlackRock Aggressive       MetLife Moderate
              Growth Investment         Allocation Investment
              Division                  Division (b)
             MetLife Stock Index        MetLife Moderate to
              Investment Division       Aggressive Allocation
                                        Investment Division (b)
             FI International Stock     MetLife Aggressive
              Investment Division       Allocation Investment
                                        Division (b)
             FI Mid Cap Opportunities   Fidelity Money Market
              Investment Division       Investment Division
             T. Rowe Price Small Cap
              Growth Investment         Fidelity Equity-Income
              Division                  Investment Division
             Oppenheimer Global Equity  Fidelity Growth
              Investment Division       Investment Division
             Harris Oakmark Large Cap   Fidelity Overseas
              Value Investment Division Investment Division
             Neuberger Berman Mid Cap   Fidelity Investment Grade
              Value Investment Division Bond Investment Division
             T. Rowe Price Large Cap
              Growth Investment         Calvert Social Balanced
              Division                  Investment Division
             Lehman Brothers Aggregate
              Bond Index Investment     Calvert Social Mid Cap
              Division                  Growth Investment Division
             Morgan Stanley EAFE Index  Lord Abbett Bond
              Investment Division       Debenture Investment
                                        Division
             Russell 2000 Index         MFS Research
              Investment Division       International Investment
                                        Division
             Met/Putnam Voyager         T. Rowe Price Mid-Cap
              Investment Division**     Growth Investment Division
             Jennison Growth            PIMCO Total Return
              Investment Division (b)   Investment Division
             BlackRock Strategic Value  RCM Global Technology
              Investment Division       Investment Division
             MetLife Mid Cap Stock      Lazard Mid-Cap Investment
              Index Investment Division Division
             Franklin Templeton Small
              Cap Growth Investment     Met/AIM Small Cap Growth
              Division                  Investment Division
             BlackRock Large Cap Value  Harris Oakmark
              Investment Division       International Investment
                                        Division
             BlackRock Bond Income      Oppenheimer Capital
              Investment Division       Appreciation Investment
                                        Division
             BlackRock Money Market     Janus Aggressive Growth
              Investment Division       Investment Division
             Davis Venture Value        Third Avenue Small Cap
              Investment Division       Value Investment Division
             Loomis Sayles Small Cap    Neuberger Berman Real
              Investment Division       Estate Investment
                                        Division (a)
             MFS Investors Trust        American Funds Growth
              Investment Division       Investment Division
             Harris Oakmark Focused     American Funds
              Value Investment Division Growth-Income Investment
                                        Division
             Salomon Brothers
              Strategic Bond            American Funds Global
              Opportunities Investment  Small Capitalization
              Division                  Investment Division
             Salomon Brothers U.S.
              Government Investment
              Division

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


1.  BUSINESS-(CONTINUED)

   (a) Operations commenced on May 3, 2004, for one new investment division added to the Separate Account on that date.

   (b) Operations commenced on May 1, 2005, for five new investment divisions added to the Separate Account on that date.

   (c) Variable B Investment Division and Variable C Investment Division have contracts that only invest in the BlackRock Investment Trust Portfolio.

   * This Division had no net assets at December 31, 2005

   ** These investment divisions will no longer be an available option within the separate account.

2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments in the Funds are valued utilizing the amortized cost method of valuation.

    B. SECURITY TRANSACTIONS

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

       The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

    D. USE OF ESTIMATES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    E. PURCHASE PAYMENTS

       Purchase payments received by Metropolitan Life are credited as Accumulation or Annuity Units as of the end of the valuation period in which received, as provided in the prospectus. In the case of certain contracts, Metropolitan Life deducts a sales load and a state premium tax charge from purchase payments before amounts are allocated to the Separate Account.

    F. NET INVESTMENT DIVISION AND NET OTHER TRANSFERS

       Transfers among investment divisions and the fixed fund of the general account are presented under the caption net investment division are presented under the caption net division transfers. Benefit payments and miscellaneous gains and losses are presented under the caption net other transfer.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


3.  EXPENSES

With respect to assets in the Separate Account that support certain contracts, Metropolitan Life deducts a charge from the net assets of the Separate Account for the assumption of general administrative expenses and mortality and expense risks. This charge is equivalent to an effective annual rate of 1.5% of the average daily values of the net assets in the Separate Account for VestMet contracts and 1.25% for Preference Plus contracts. Of this charge, Metropolitan Life estimates 0.75% is for general administrative expenses for VestMet contracts and 0.50% is for Preference Plus contracts and 0.75% is for the mortality and expense risk on both contracts. However, for the Enhanced Preference Plus Account, Preference Plus Account for Enhanced contracts and Financial Freedom Account contracts, the charge is equivalent to an effective annual rate of 0.95% of the average daily value of the assets for these contracts. Of this charge, Metropolitan Life estimates 0.20% is for general administrative expenses and 0.75% is for mortality and expense risk.

The Variable B Investment Division and Variable C Investment Division contracts are charged for administrative expenses, mortality and expense risk of 1.00% for their respective contracts. The Separate Account charges for Preference Plus Select contracts, except for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions, with the basic death benefit are as follows: 1.25% for the B class; 1.50% for the L class; 1.65% for the C class; and 1.70% for the first seven years of the Bonus Class (after which this reverts to the B class charge).

The Separate Account charge for the Preference Plus Select Contracts with the basic death benefit for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions are as follows: 1.50% for the B Class; 1.75% for the L class; 1.90% for the C class and 1.95% for the first seven years of the Bonus Class (after which this reverts to the B class charge).

There are additional Separate Account charges associated with available optional riders. These are as follows: 0.20% for the Annual Step-Up Death Benefit; 0.35% for the Greater of Annual Step-Up 5% Annual Increase Benefit, and 0.25% for the Earnings Preservation Benefit. The charge for the Guaranteed Minimum Income Benefit Version I and Version II is 0.50% of the "guaranteed minimum income base" as defined in the contract. The charge for the Guaranteed Minimum Income Benefit Version III is 0.75% of the "guaranteed minimum income base" as defined in the contract. The charge for the Guaranteed Withdrawal Benefit is 0.50% of the "guaranteed withdrawal amount" as defined in the contract. The charge for the Optional Enhanced Guaranteed withdrawal benefit is ..50% of the "guaranteed withdrawal amount" as defined in the contract.The charge for the Guaranteed Minimum Accumulation Benefit is 0.75% of the 'guaranteed accumulation amount" as defined in the contract.

For MetLife Settlement Plus and MetLife Income Security Plan contracts, the charge is equivalent to an effective annual rate of 1.25% of the average daily value of the assets for these contracts.

The Separate Account charge for the MetLife Financial Freedom Select contracts with the standard death benefit, except for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Cap Investment Divisions, are as follows: 1.15% for the B class; 1.30% for the L class; 1.45% for the C class; 0.50% for the e class; and 0.95% for the e Bonus Class. The Separate Account Charge for the MetLife Financial Freedom Select contracts with the standard death benefit for the American Funds Growth-Income, American Funds Growth, and American Funds Global Small Cap Investment Divisions, are as follows: 1.40% for the B class; 1.55% for the L class; 1.70% for the C class; 0.75% for the e class; and 1.20% for the e Bonus class. The additional Separate Account charge associated with the available optional Annual Step-Up Death Benefit is 0.10%. The charge for the Guaranteed Minimum Income Benefit is 0.35% of the guaranteed minimum "income base" as defined in the contract.

The Separate Account charge for the Personal IncomePlus contracts cannot be greater than 0.95%. The Separate Account charge for the Preference Plus Income Advantage is 1.25%. The charge for MetLife Asset Builder is a minimum of 0.45% but can not be greater than 0.95% during the pay in phase and during the pay-out phase.

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)


4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from the sales of investments for the year ended December 31, 2005 were as follows:

                                                                    PURCHASES    SALES
                                                                    ---------- ----------
                                                                       (IN THOUSANDS)
BlackRock Investment Trust Investment Division..................... $   24,450 $  207,766
Variable B Investment Division.....................................      1,457      7,784
Variable C Investment Division.....................................        293        406
BlackRock Diversified Investment Division..........................     44,911    208,336
BlackRock Aggressive Growth Investment Division....................     12,334    105,123
MetLife Stock Index Investment Division............................    322,125    354,803
FI International Stock Investment Division.........................     34,870     28,164
FI Mid Cap Opportunities Investment Division.......................     18,282    104,867
T. Rowe Price Small Cap Growth Investment Division.................     16,968     34,936
Oppenheimer Global Equity Investment Division......................     32,756     22,374
Harris Oakmark Large Cap Value Investment Division.................     68,096     46,947
Neuberger Berman Mid Cap Value Investment Division.................    178,168     34,852
T. Rowe Price Large Cap Growth Investment Division.................     31,111     22,362
Lehman Brothers Aggregate Bond Index Investment Division...........    224,648     52,443
Morgan Stanley EAFE Index Investment Division......................     72,713     32,152
Russell 2000 Index Investment Division.............................     55,950     39,354
Met/Putnam Voyager Investment Division (a).........................      1,361     31,636
Jennison Growth Investment Division (b)............................     39,430     39,156
BlackRock Strategic Value Investment Division......................     86,622     76,480
MetLife Mid Cap Stock Index Investment Division....................     70,164     25,979
Franklin Templeton SmallCap Growth Investment Division.............     12,596      9,182
BlackRock Large Cap Value Investment Division......................     22,400      9,646
BlackRock Bond Income Investment Division..........................     89,733     56,173
BlackRock Money Market Investment Division.........................     17,792     14,357
Davis Venture Value Investment Division............................    122,786     11,272
Loomis Sayles SmallCap Investment Division.........................     18,280      6,158
MFS Investors Trust Investment Division............................      5,904      3,225
Harris Oakmark Focused Value Investment Division...................     85,484     30,209
Salomon Brothers Strategic Bond Opportunities Investment Division..    100,358      9,725
Salomon Brothers U.S. Government Investment Division...............     69,889     15,759
FI Value Leaders Investment Division...............................     35,256      7,585
MFS Total Return Investment Division...............................     44,351     17,210
BlackRock Legacy Large Cap Growth Investment Division..............      8,806      2,195
MetLife Conservative Allocation Investment Division (b)............     14,353      1,762
MetLife Conservative to Moderate Allocation Investment Division (b)     49,079      2,142
MetLife Moderate Allocation Investment Division (b)................     88,021      2,298
MetLife Moderate to Aggressive Allocation Investment Division (b)..     59,545        898
MetLife Aggressive Allocation Investment Division (b)..............      7,873        731
Fidelity Money Market Investment Division..........................      6,572      8,110
Fidelity Equity-Income Investment Division.........................      9,666     19,511
Fidelity Growth Investment Division................................      2,814     25,405
Fidelity Overseas Investment Division..............................      3,031      5,162
Fidelity Investment Grade Bond Investment Division.................      3,512      3,544
Calvert Social Balanced Investment Division........................      3,904      4,076
Calvert Social Mid Cap Growth Investment Division..................        918      2,095
Lord Abbett Bond Debenture Investment Division.....................     52,972     14,668
MFS Research International Investment Division.....................     30,138     12,032
T. Rowe Price Mid-Cap Growth Investment Division...................     33,549     10,651
PIMCO Total Return Investment Division.............................    128,567     26,227
RCM Global Technology Investment Division..........................     14,167     20,906
Lazard Mid-Cap Investment Division.................................     17,096      7,955
Met/AIM Small Cap Growth Investment Division.......................      7,993      3,888
Harris Oakmark International Investment Division...................     90,828     12,310
Oppenheimer Capital Appreciation Investment Division...............      3,849        267
Janus Aggressive Growth Investment Division........................     10,458      6,197
Third Avenue Small Cap Value Investment Division...................      1,831        146
Neuberger Berman Real Estate Investment Division...................    105,635     19,062
American Funds Growth Investment Division..........................    219,175     22,128
American Funds Growth-Income Investment Division...................    136,965     20,012
American Funds Global Small Capitalization Investment Division.....    113,900     16,669
                                                                    ---------- ----------
TOTAL.............................................................. $3,186,755 $1,937,468
                                                                    ========== ==========

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 were as follows:


                                      BLACK ROCK                                                  BLACK ROCK
                                   INVESTMENT TRUST       VARIABLE B          VARIABLE C          DIVERSIFIED
                                  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                  ------------------- ------------------- ------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2004.        41,534               280                  16                49,415
Activity during 2005:
  Issued.........................         1,917                 3                   2                 2,730
  Redeemed.......................        (7,488)              (27)                 (2)               (8,444)
                                        -------              ----                 ---               -------
Outstanding at December 31, 2005.        35,963               256                  16                43,701
                                        =======              ====                 ===               =======

Outstanding at December 31, 2003.        46,132               282                  17                53,723
Activity during 2004:
  Issued.........................         3,091                34                  --                 5,223
  Redeemed.......................        (7,689)              (36)                 (1)               (9,531)
                                        -------              ----                 ---               -------
Outstanding at December 31, 2004.        41,534               280                  16                49,415
                                        =======              ====                 ===               =======

Outstanding at December 31, 2002.        49,890               314                  21                58,215
Activity during 2003:
  Issued.........................         3,728                --                  --                 4,493
  Redeemed.......................        (7,486)              (32)                 (4)               (8,985)
                                        -------              ----                 ---               -------
Outstanding at December 31, 2003.        46,132               282                  17                53,723
                                        =======              ====                 ===               =======

Outstanding at December 31, 2001.        59,681               508                  24                70,653
Activity during 2002:
  Issued.........................         5,080                 1                  14                 5,373
  Redeemed.......................       (14,871)             (195)                (17)              (17,811)
                                        -------              ----                 ---               -------
Outstanding at December 31, 2002.        49,890               314                  21                58,215
                                        =======              ====                 ===               =======

Outstanding at December 31, 2000.        66,973               374                  19                78,707
Activity during 2001:
  Issued.........................         6,835               306                   8                 7,708
  Redeemed.......................       (14,127)             (172)                 (3)              (15,762)
                                        -------              ----                 ---               -------
Outstanding at December 31, 2001.        59,681               508                  24                70,653
                                        =======              ====                 ===               =======

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

     BLACKROCK            METLIFE               FI                   FI              T. ROWE PRICE        OPPENHEIMER
 AGGRESSIVE GROWTH      STOCK INDEX     INTERNATIONAL STOCK MID CAP OPPORTUNITIES  SMALL CAP GROWTH      GLOBAL EQUITY
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- --------------------- ------------------- -------------------
      25,212               85,759              13,333               41,657               17,980             11,373
       2,025               14,771               3,486                4,163                2,810              3,260
      (4,922)             (15,912)             (2,854)              (8,754)              (3,908)            (2,544)
      ------              -------             -------              -------              -------             ------
      22,315               84,618              13,965               37,066               16,882             12,089
      ======              =======             =======              =======              =======             ======

      27,593               80,944              13,733               43,573               18,784             11,753
       2,762               18,434               1,963                7,883                3,984              1,690
      (5,143)             (13,619)             (2,363)              (9,799)              (4,788)            (2,070)
      ------              -------             -------              -------              -------             ------
      25,212               85,759              13,333               41,657               17,980             11,373
      ======              =======             =======              =======              =======             ======

      28,889               80,966              14,131               46,925               18,480             11,877
       4,005               15,793               3,143                6,433                4,852              1,945
      (5,301)             (15,815)             (3,541)              (9,785)              (4,548)            (2,069)
      ------              -------             -------              -------              -------             ------
      27,593               80,944              13,733               43,573               18,784             11,753
      ======              =======             =======              =======              =======             ======

      32,803               86,714              14,761               55,394               19,896             12,720
       3,975               26,012              36,939               16,874               34,420              2,831
      (7,889)             (31,760)            (37,569)             (25,343)             (35,836)            (3,674)
      ------              -------             -------              -------              -------             ------
      28,889               80,966              14,131               46,925               18,480             11,877
      ======              =======             =======              =======              =======             ======

      35,680               90,483              15,094               61,499               20,924             12,438
       5,786               25,206              83,745               24,018               25,897              3,259
      (8,663)             (28,975)            (84,078)             (30,123)             (26,925)            (2,977)
      ------              -------             -------              -------              -------             ------
      32,803               86,714              14,761               55,394               19,896             12,720
      ======              =======             =======              =======              =======             ======

  HARRIS OAKMARK
  LARGE CAP VALUE
INVESTMENT DIVISION
-------------------
      29,630
       8,288
      (6,373)
      ------
      31,545
      ======

      25,186
      12,647
      (8,203)
      ------
      29,630
      ======

      22,099
       8,733
      (5,646)
      ------
      25,186
      ======

      16,996
      14,637
      (9,534)
      ------
      22,099
      ======

       5,122
      19,069
      (7,195)
      ------
      16,996
      ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 were as follows:

                                   NEUBERGER BERMAN      T. ROWE PRICE      LEHMAN BROTHERS      MORGAN STANLEY
                                     MID CAP VALUE     LARGE CAP GROWTH   AGGREGATE BOND INDEX     EAFE INDEX
                                  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                  ------------------- ------------------- -------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2004.       16,215              14,179               46,561              21,203
Activity during 2005:
  Issued.........................        9,429               3,974               20,882               8,402
  Redeemed.......................       (4,412)             (3,096)              (8,673)             (4,777)
                                        ------              ------              -------              ------
Outstanding at December 31, 2005.       21,232              15,057               58,770              24,828
                                        ======              ======              =======              ======

Outstanding at December 31, 2003.       11,301              12,979               30,485              19,520
Activity during 2004:
  Issued.........................        7,799               5,763               29,916               7,591
  Redeemed.......................       (2,885)             (4,563)             (13,840)             (5,908)
                                        ------              ------              -------              ------
Outstanding at December 31, 2004.       16,215              14,179               46,561              21,203
                                        ======              ======              =======              ======

Outstanding at December 31, 2002.       10,131              11,767               23,589              14,678
Activity during 2003:
  Issued.........................        3,888               4,620               14,857              10,410
  Redeemed.......................       (2,718)             (3,408)              (7,961)             (5,568)
                                        ------              ------              -------              ------
Outstanding at December 31, 2003.       11,301              12,979               30,485              19,520
                                        ======              ======              =======              ======

Outstanding at December 31, 2001.        9,483              12,688               18,171              11,475
Activity during 2002:
  Issued.........................        6,520               3,774               14,798              10,759
  Redeemed.......................       (5,872)             (4,695)              (9,380)             (7,556)
                                        ------              ------              -------              ------
Outstanding at December 31, 2002.       10,131              11,767               23,589              14,678
                                        ======              ======              =======              ======

Outstanding at December 31, 2000.        7,840              12,984               11,437               8,353
Activity during 2001:
  Issued.........................        7,769               5,100               13,647              12,943
  Redeemed.......................       (6,126)             (5,396)              (6,913)             (9,821)
                                        ------              ------              -------              ------
Outstanding at December 31, 2001.        9,483              12,688               18,171              11,475
                                        ======              ======              =======              ======

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

      RUSSELL             MET/PUTNAM               JENNISON              BLACKROCK          METLIFE MID     FRANKLIN TEMPLETON
    2000 INDEX              VOYAGER                 GROWTH            STRATEGIC VALUE     CAP STOCK INDEX    SMALL CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION (A) INVESTMENT DIVISION (B) INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ----------------------- ----------------------- ------------------- ------------------- -------------------
      15,280                 7,341                      --                 29,577             16,858               3,958
       4,965                    84                   9,620                  5,567              6,381               1,516
      (4,320)               (7,425)                 (2,157)                (6,540)            (3,892)             (1,229)
      ------                ------                  ------                -------             ------              ------
      15,925                    --                   7,463                 28,604             19,347               4,245
      ======                ======                  ======                =======             ======              ======

      14,717                 7,644                      --                 24,673             16,641               3,288
       6,163                 1,854                      --                 10,656              6,464               2,726
      (5,600)               (2,157)                     --                 (5,752)            (6,247)             (2,056)
      ------                ------                  ------                -------             ------              ------
      15,280                 7,341                      --                 29,577             16,858               3,958
      ======                ======                  ======                =======             ======              ======

      11,624                 6,587                      --                 20,893             12,280               1,861
       7,750                 3,429                      --                  9,918              7,785               3,299
      (4,657)               (2,372)                     --                 (6,138)            (3,424)             (1,872)
      ------                ------                  ------                -------             ------              ------
      14,717                 7,644                      --                 24,673             16,641               3,288
      ======                ======                  ======                =======             ======              ======

      10,115                 5,652                      --                 14,852              8,337                 795
       6,326                 5,027                      --                 17,018              8,108               3,188
      (4,817)               (4,092)                     --                (10,977)            (4,165)             (2,122)
      ------                ------                  ------                -------             ------              ------
      11,624                 6,587                      --                 20,893             12,280               1,861
      ======                ======                  ======                =======             ======              ======

       9,545                 2,596                      --                  4,165              5,604                  --
       4,258                 5,176                      --                 17,050              6,239                 932
      (3,688)               (2,120)                     --                 (6,363)            (3,506)               (137)
      ------                ------                  ------                -------             ------              ------
      10,115                 5,652                      --                 14,852              8,337                 795
      ======                ======                  ======                =======             ======              ======

     BLACKROCK
  LARGE CAP VALUE
INVESTMENT DIVISION
-------------------
       4,309
       2,301
      (1,241)
      ------
       5,369
      ======

       1,872
       4,134
      (1,697)
      ------
       4,309
      ======

         396
       1,909
        (433)
      ------
       1,872
      ======

          --
         779
        (383)
      ------
         396
      ======

          --
          --
          --
      ------
          --
      ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 are as follows:

                                       BLACKROCK           BLACKROCK             DAVIS           LOOMIS SAYLES
                                      BOND INCOME        MONEY MARKET        VENTURE VALUE         SMALL CAP
                                  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                  ------------------- ------------------- ------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2004.        16,511              1,090               6,062               1,424
Activity during 2005:
  Issued.........................         2,902                773               4,796                 845
  Redeemed.......................        (3,150)              (622)             (1,241)               (389)
                                        -------              -----              ------               -----
Outstanding at December 31, 2005.        16,263              1,241               9,617               1,880
                                        =======              =====              ======               =====

Outstanding at December 31, 2003.        17,412                701               3,617               1,146
Activity during 2004:
  Issued.........................         3,037              1,229               3,834                 771
  Redeemed.......................        (3,938)              (840)             (1,389)               (493)
                                        -------              -----              ------               -----
Outstanding at December 31, 2004.        16,511              1,090               6,062               1,424
                                        =======              =====              ======               =====

Outstanding at December 31, 2002.        18,889                459               2,653                 904
Activity during 2003:
  Issued.........................         2,724                471               1,561                 686
  Redeemed.......................        (4,201)              (229)               (597)               (444)
                                        -------              -----              ------               -----
Outstanding at December 31, 2003.        17,412                701               3,617               1,146
                                        =======              =====              ======               =====

Outstanding at December 31, 2001.        19,377                627               2,153                 702
Activity during 2002:
  Issued.........................        25,028                602               1,359                 759
  Redeemed.......................       (25,516)              (770)               (859)               (557)
                                        -------              -----              ------               -----
Outstanding at December 31, 2002.        18,889                459               2,653                 904
                                        =======              =====              ======               =====

Outstanding at December 31, 2000.        17,699                637                 940                 367
Activity during 2001:
  Issued.........................         6,415                151               2,135                 595
  Redeemed.......................        (4,737)              (161)               (922)               (260)
                                        -------              -----              ------               -----
Outstanding at December 31, 2001.        19,377                627               2,153                 702
                                        =======              =====              ======               =====

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                                         SALOMON BROTHERS
        MFS           HARRIS OAKMARK      STRATEGIC BOND     SALOMON BROTHERS           FI                  MFS
  INVESTORS TRUST      FOCUSED VALUE       OPPORTUNITIES      U.S. GOVERNMENT      VALUE LEADERS       TOTAL RETURN
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
       2,351               9,659               7,028               7,714                 857               2,313
         800               3,697               5,712               5,162               1,516               2,371
        (462)             (2,073)             (1,477)             (1,900)               (461)             (1,079)
       -----              ------              ------              ------               -----              ------
       2,689              11,283              11,263              10,976               1,912               3,605
       =====              ======              ======              ======               =====              ======

       1,527               7,756               4,304               6,225                 419               2,114
       1,278               4,975               3,958               3,431                 746               2,633
        (454)             (3,072)             (1,234)             (1,942)               (308)             (2,434)
       -----              ------              ------              ------               -----              ------
       2,351               9,659               7,028               7,714                 857               2,313
       =====              ======              ======              ======               =====              ======

       1,023               6,025               1,691               5,668                  56               2,125
         811               3,476               4,032               3,793                 415                 297
        (307)             (1,745)             (1,419)             (3,236)                (52)                308
       -----              ------              ------              ------               -----              ------
       1,527               7,756               4,304               6,225                 419               2,114
       =====              ======              ======              ======               =====              ======

         499               2,908                 496               1,236                  --               2,208
       1,097               5,912               2,162               6,786                  67                 629
        (573)             (2,795)               (967)             (2,354)                (11)               (712)
       -----              ------              ------              ------               -----              ------
       1,023               6,025               1,691               5,668                  56               2,125
       =====              ======              ======              ======               =====              ======

          --                  --                  --                  --                  --               2,240
         570               3,701                 625               1,921                  --                 275
         (71)               (793)               (129)               (685)                 --                (307)
       -----              ------              ------              ------               -----              ------
         499               2,908                 496               1,236                  --               2,208
       =====              ======              ======              ======               =====              ======

       BLACKROCK
LEGACY LARGE CAP GROWTH
  INVESTMENT DIVISION
-----------------------
          302
          550
         (211)
         ----
          641
         ====

            4
          336
          (38)
         ----
          302
         ====

           --
            4
           --
         ----
            4
         ====

           --
           --
           --
         ----
           --
         ====

           --
           --
           --
         ----
           --
         ====

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 are as follows:

                                          METLIFE          METLIFE CONSERVATIVE           METLIFE
                                  CONSERVATIVE ALLOCATION TO MODERATE ALLOCATION    MODERATE ALLOCATION
                                  INVESTMENT DIVISION (B) INVESTMENT DIVISION (B) INVESTMENT DIVISION (B)
                                  ----------------------- ----------------------- -----------------------
(IN THOUSANDS)
Outstanding at December 31, 2004.             --                      --                      --
Activity during 2005:
  Issued.........................          1,473                   5,002                   8,641
  Redeemed.......................           (240)                   (477)                   (504)
                                           -----                   -----                   -----
Outstanding at December 31, 2005.          1,233                   4,525                   8,137
                                           =====                   =====                   =====

Outstanding at December 31, 2003.             --                      --                      --
Activity during 2004:
  Issued.........................             --                      --                      --
  Redeemed.......................             --                      --                      --
                                           -----                   -----                   -----
Outstanding at December 31, 2004.             --                      --                      --
                                           =====                   =====                   =====

Outstanding at December 31, 2002.             --                      --                      --
Activity during 2003:
  Issued.........................             --                      --                      --
  Redeemed.......................             --                      --                      --
                                           -----                   -----                   -----
Outstanding at December 31, 2003.             --                      --                      --
                                           =====                   =====                   =====

Outstanding at December 31, 2001.             --                      --                      --
Activity during 2002:
  Issued.........................             --                      --                      --
  Redeemed.......................             --                      --                      --
                                           -----                   -----                   -----
Outstanding at December 31, 2002.             --                      --                      --
                                           =====                   =====                   =====

Outstanding at December 31, 2000.             --                      --                      --
Activity during 2001:
  Issued.........................             --                      --                      --
  Redeemed.......................             --                      --                      --
                                           -----                   -----                   -----
Outstanding at December 31, 2001.             --                      --                      --
                                           =====                   =====                   =====

                                      METLIFE MODERATE
                                  TO AGGRESSIVE ALLOCATION
                                  INVESTMENT DIVISION (B)
                                  ------------------------
(IN THOUSANDS)
Outstanding at December 31, 2004.             --
Activity during 2005:
  Issued.........................          5,780
  Redeemed.......................           (302)
                                           -----
Outstanding at December 31, 2005.          5,478
                                           =====

Outstanding at December 31, 2003.             --
Activity during 2004:
  Issued.........................             --
  Redeemed.......................             --
                                           -----
Outstanding at December 31, 2004.             --
                                           =====

Outstanding at December 31, 2002.             --
Activity during 2003:
  Issued.........................             --
  Redeemed.......................             --
                                           -----
Outstanding at December 31, 2003.             --
                                           =====

Outstanding at December 31, 2001.             --
Activity during 2002:
  Issued.........................             --
  Redeemed.......................             --
                                           -----
Outstanding at December 31, 2002.             --
                                           =====

Outstanding at December 31, 2000.             --
Activity during 2001:
  Issued.........................             --
  Redeemed.......................             --
                                           -----
Outstanding at December 31, 2001.             --
                                           =====

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

        METLIFE              FIDELITY            FIDELITY            FIDELITY            FIDELITY             FIDELITY
 AGGRESSIVE ALLOCATION     MONEY MARKET        EQUITY-INCOME          GROWTH             OVERSEAS       INVESTMENT GRADE BOND
INVESTMENT DIVISION (B) INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
----------------------- ------------------- ------------------- ------------------- ------------------- ---------------------
           --                     509              3,182               4,247                1,403                 942
          774                     503                244                 299                  216                 182
         (115)                   (613)              (611)               (900)                (316)               (228)
         ----                 -------             ------              ------              -------               -----
          659                     399              2,815               3,646                1,303                 896
         ====                 =======             ======              ======              =======               =====

           --                     607              3,528               4,594                1,388               1,036
           --                     429                344                 441                  352                 251
           --                    (527)              (690)               (788)                (337)               (345)
         ----                 -------             ------              ------              -------               -----
           --                     509              3,182               4,247                1,403                 942
         ====                 =======             ======              ======              =======               =====

           --                     746              3,628               4,626                1,400               1,040
           --                     474                463                 586                  245                 299
           --                    (613)              (563)               (618)                (257)               (303)
         ----                 -------             ------              ------              -------               -----
           --                     607              3,528               4,594                1,388               1,036
         ====                 =======             ======              ======              =======               =====

           --                   1,028              3,720               4,794                1,398                 822
           --                  13,480              1,047               1,425                5,438                 760
           --                 (13,762)            (1,139)             (1,593)              (5,436)               (542)
         ----                 -------             ------              ------              -------               -----
           --                     746              3,628               4,626                1,400               1,040
         ====                 =======             ======              ======              =======               =====

           --                   1,091              3,437               4,642                1,430                 603
           --                  40,754                709                 983               14,307                 349
           --                 (40,817)              (426)               (831)             (14,339)               (130)
         ----                 -------             ------              ------              -------               -----
           --                   1,028              3,720               4,794                1,398                 822
         ====                 =======             ======              ======              =======               =====

  CALVERT SOCIAL
     BALANCED
INVESTMENT DIVISION
-------------------
       2,197
         461
        (477)
       -----
       2,181
       =====

       2,146
         282
        (231)
       -----
       2,197
       =====

       2,114
         315
        (283)
       -----
       2,146
       =====

       2,129
         505
        (520)
       -----
       2,114
       =====

       2,063
         346
        (280)
       -----
       2,129
       =====

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 are as follows:

                                    CALVERT SOCIAL        LORD ABBETT        MFS RESEARCH        T. ROWE PRICE
                                    MID CAP GROWTH      BOND DEBENTURE       INTERNATIONAL      MID-CAP GROWTH
                                  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                  ------------------- ------------------- ------------------- -------------------
(IN THOUSANDS)
Outstanding at December 31, 2004.         506                9,177               2,757               8,669
Activity during 2005:
  Issued.........................          68                4,160               2,731               5,408
  Redeemed.......................        (107)              (2,194)             (1,369)             (2,544)
                                         ----               ------              ------              ------
Outstanding at December 31, 2005.         467               11,143               4,119              11,533
                                         ====               ======              ======              ======

Outstanding at December 31, 2003.         496                7,505               1,792               5,570
Activity during 2004:
  Issued.........................          95                3,586               1,370               6,453
  Redeemed.......................         (85)              (1,914)               (405)             (3,354)
                                         ----               ------              ------              ------
Outstanding at December 31, 2004.         506                9,177               2,757               8,669
                                         ====               ======              ======              ======

Outstanding at December 31, 2002.         468                5,370               1,105               2,939
Activity during 2003:
  Issued.........................         117                4,462               1,038               4,363
  Redeemed.......................         (89)              (2,327)               (351)             (1,732)
                                         ----               ------              ------              ------
Outstanding at December 31, 2003.         496                7,505               1,792               5,570
                                         ====               ======              ======              ======

Outstanding at December 31, 2001.         457                5,561                 415               1,558
Activity during 2002:
  Issued.........................         260                7,730               1,771               3,078
  Redeemed.......................        (249)              (7,921)             (1,081)             (1,697)
                                         ----               ------              ------              ------
Outstanding at December 31, 2002.         468                5,370               1,105               2,939
                                         ====               ======              ======              ======

Outstanding at December 31, 2000.         393                5,542                  --                  --
Activity during 2001:
  Issued.........................         156                2,709               1,020               1,919
  Redeemed.......................         (92)              (2,690)               (605)               (361)
                                         ----               ------              ------              ------
Outstanding at December 31, 2001.         457                5,561                 415               1,558
                                         ====               ======              ======              ======

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

       PIMCO            RCM GLOBAL            LAZARD              MET/AIM         HARRIS OAKMARK        OPPENHEIMER
   TOTAL RETURN         TECHNOLOGY            MID-CAP        SMALL CAP GROWTH      INTERNATIONAL    CAPITAL APPRECIATION
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- --------------------
      24,586               11,147              2,505               1,154               4,687                   42
      13,257                3,664              1,111                 658               7,280                  469
      (4,699)              (4,977)              (739)               (337)             (1,977)                 (63)
      ------              -------              -----               -----              ------               ------
      33,144                9,834              2,877               1,475               9,990                  448
      ======              =======              =====               =====              ======               ======

      18,546               10,123              1,639                 739               1,187                   13
      10,432                9,247              1,453                 767               4,542                   34
      (4,392)              (8,223)              (587)               (352)             (1,042)                  (5)
      ------              -------              -----               -----              ------               ------
      24,586               11,147              2,505               1,154               4,687                   42
      ======              =======              =====               =====              ======               ======

      12,100                3,262                454                 208                  90                 .499
      11,927               17,191              1,419               1,059               1,948                   13
      (5,481)             (10,330)              (234)               (528)               (851)                  --
      ------              -------              -----               -----              ------               ------
      18,546               10,123              1,639                 739               1,187                   13
      ======              =======              =====               =====              ======               ======

       2,824                2,056                 --                  --                  --                   --
      13,449               10,731                577                 593                 156                1.407
      (4,173)              (9,525)              (123)               (385)                (66)              (0.908)
      ------              -------              -----               -----              ------               ------
      12,100                3,262                454                 208                  90                 .499
      ======              =======              =====               =====              ======               ======

          --                   --                 --                  --                  --                   --
       3,617                5,264                 --                  --                  --                   --
        (793)              (3,208)                --                  --                  --                   --
      ------              -------              -----               -----              ------               ------
       2,824                2,056                 --                  --                  --                   --
      ======              =======              =====               =====              ======               ======

       JANUS
 AGGRESSIVE GROWTH
INVESTMENT DIVISION
-------------------
       2,836
       1,643
      (1,050)
      ------
       3,429
      ======

       2,455
       1,752
      (1,371)
      ------
       2,836
      ======

       1,877
       3,340
      (2,762)
      ------
       2,455
      ======

       1,080
       2,129
      (1,332)
      ------
       1,877
      ======

          --
       1,422
        (342)
      ------
       1,080
      ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

5.  CHANGES IN OUTSTANDING UNITS-(CONTINUED)

The changes in units outstanding for the years ended December 31, 2005, 2004, 2003, 2002 and 2001 are as follows:

                                        THIRD AVENUE      NEUBERGER BERMAN
                                       SMALL CAP VALUE       REAL ESTATE
                                     INVESTMENT DIVISION INVESTMENT DIVISION
                                     ------------------- -------------------
   (IN THOUSANDS)
   Outstanding at December 31, 2004.          28                4,509
   Activity during 2005:
     Issued.........................         127                9,258
     Redeemed.......................         (17)              (2,610)
                                             ---               ------
   Outstanding at December 31, 2005.         138               11,157
                                             ===               ======

   Outstanding at December 31, 2003.          12                   --
   Activity during 2004:
     Issued.........................          22                4,750
     Redeemed.......................          (6)                (241)
                                             ---               ------
   Outstanding at December 31, 2004.          28                4,509
                                             ===               ======

   Outstanding at December 31, 2002.          --                   --
   Activity during 2003:
     Issued.........................          12                   --
     Redeemed.......................          --                   --
                                             ---               ------
   Outstanding at December 31, 2003.          12                   --
                                             ===               ======

   Outstanding at December 31, 2001.          --                   --
   Activity during 2002:
     Issued.........................          --                   --
     Redeemed.......................          --                   --
                                             ---               ------
   Outstanding at December 31, 2002.          --                   --
                                             ===               ======

   Outstanding at December 31, 2000.          --                   --
   Activity during 2001:
     Issued.........................          --                   --
     Redeemed.......................          --                   --
                                             ---               ------
   Outstanding at December 31, 2001.          --                   --
                                             ===               ======

--------
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

        AMERICAN FUNDS      AMERICAN FUNDS          AMERICAN FUNDS
            GROWTH           GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
      INVESTMENT DIVISION INVESTMENT DIVISION     INVESTMENT DIVISION
      ------------------- ------------------- ---------------------------
             4,246               5,182                   8,038
             2,360               2,215                   7,057
              (788)               (980)                 (2,452)
            ------              ------                  ------
             5,818               6,417                  12,643
            ======              ======                  ======

             2,564               3,157                   4,022
             2,996               3,610                   5,572
            (1,314)             (1,585)                 (1,556)
            ------              ------                  ------
             4,246               5,182                   8,038
            ======              ======                  ======

             1,194               1,478                   1,733
             1,694               2,024                   3,071
              (324)               (345)                   (782)
            ------              ------                  ------
             2,564               3,157                   4,022
            ======              ======                  ======

               394                 412                     559
             1,131               1,468                   2,217
              (331)               (402)                 (1,043)
            ------              ------                  ------
             1,194               1,478                   1,733
            ======              ======                  ======

                --                  --                      --
               510                 474                     695
              (116)                (62)                   (136)
            ------              ------                  ------
               394                 412                     559
            ======              ======                  ======

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003 2002 and 2001 or lesser time period if applicable.

                                                                         BLACKROCK
                                                                     INVESTMENT TRUST       VARIABLE B          VARIABLE C
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
2005
Units (In Thousands)...............................................            35,963                  256                  16
Unit Fair Value, Lowest to Highest (1).............................  $12.20 to $72.68    $39.84 to $149.63  $149.63 to $181.74
Net Assets (In Thousands)..........................................        $1,267,669              $34,431              $2,531
Investment Income Ratio to Net Assets (2)..........................             1.10%                1.11%               1.22%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).   0..95% to 2.30%                1.00%               1.00%
Total Return, Lowest to Highest (4)................................    0.97% to 2.64%       2.64% to 4.24%      2.64% to 3.66%
2004
Units (In Thousands)...............................................            41,534                  280                  16
Unit Fair Value, Lowest to Highest (1).............................  $11.89 to $70.82    $38.22 to $145.78  $145.78 to $175.32
Net Assets (In Thousands)..........................................        $1,423,521              $35,610              $2,572
Investment Income Ratio to Net Assets (2)..........................             0.73%                0.76%               0.45%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%                1.00%               0.00%
Total Return, Lowest to Highest (4)................................   6.33% to 10.46%       7.09% to 9.21%     9.21% to 10.31%
2003
Units (In Thousands)...............................................            46,132                  282                  17
Unit Fair Value, Lowest to Highest (1).............................  $10.83 to $64.50              $133.49             $133.49
Net Assets (In Thousands)..........................................        $1,436,556              $42,740              $1,146
Investment Income Ratio to Net Assets (2)..........................             0.84%                0.86%               0.94%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%                1.00%               1.00%
Total Return, Lowest to Highest (4)................................  25.82% to 29.08%               28.06%              28.06%
2002
Units (In Thousands)...............................................            49,890                  306                   8
Unit Fair Value, Lowest to Highest (1).............................   $8.39 to $49.99              $104.24             $104.24
Net Assets (In Thousands)..........................................        $1,196,194              $36,937              $1,171
Investment Income Ratio to Net Assets (2)..........................             0.57%                0.55%               0.54%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.20%                 1.0%                  0%
Total Return, Lowest to Highest (4)................................       -28% to -3%                 -27%                -27%
2001
Units (In Thousands)...............................................            59,681                  500                  21
Unit Fair Value, Lowest to Highest (1).............................  $30.49 to $68.31               142.17              142.17
Net Assets (In Thousands)..........................................        $1,946,685              $58,101              $2,268
Investment Income Ratio to Net Assets (2)..........................            13.58%               13.69%              13.28%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 1.80%                 1.0%                  0%
Total Return, Lowest to Highest (4)................................              -18%                 -18%                -18%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

     BLACKROCK           BLACKROCK            METLIFE                                  FI MID CAP         T. ROWE PRICE
    DIVERSIFIED      AGGRESSIVE GROWTH      STOCK INDEX     FI INTERNATIONAL STOCK    OPPORTUNITIES     SMALL CAP GROWTH
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ---------------------- ------------------- -------------------
           43,701              22,315              84,618                13,965               37,066              16,882
 $12.04 to $44.49    $13.88 to $47.19    $11.56 to $43.55      $13.72 to $18.84     $12.04 to $18.61    $13.31 to $15.24
       $1,364,024            $713,801          $3,217,216              $246,270             $672,026            $250,349
            1.59%               0.00%               1.56%                 0.58%                0.00%               0.00%
   0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%        0.95% to 1.25%       0.65% to 2.30%      0.65% to 2.30%
   0.48% to 2.09%      7.94% to 9.67%      2.02% to 4.01%      14.93% to 16.95%       4.27% to 6.21%      .65% to 10.22%
           49,415              25,212              85,759                13,333               41,657              17,980
 $11.80 to $43.58    $12.66 to $43.03    $11.11 to $41.93      $11.94 to $16.11     $11.44 to $17.57    $12.30 to $13.86
       $1,509,148            $735,674          $3,155,883              $203,821             $715,717            $243,468
            1.89%               0.00%               0.83%                 1.28%                0.49%               0.00%
   0.95% to 2.30%      0.95% to 2.30%      0.50% to 2.30%        0.95% to 2.30%       0.65% to 2.30%      0.65% to 2.30%
   5.75% to 8.00%     9.86% to 11.94%      7.71% to 9.78%      13.55% to 17.11%     12.01% to 16.38%     5.98% to 10.41%
                                                                              .
           53,723              27,593              80,944                13,733               43,573              18,784
 $10.97 to $40.55    $11.31 to $38.45    $10.82 to $38.22      $10.48 to $13.76     $11.28 to $15.14    $11.38 to $12.60
       $1,521,355            $718,243          $2,724,569              $181,194             $647,160            $231,644
            3.72%               0.00%               1.66%                 0.67%                0.00%               0.00%
   0.95% to 2.30%      0.95% to 2.30%      0.50% to 2.30%        0.95% to 2.30%       0.95% to 2.30%      0.95% to 2.30%
 17.67% to 19.44%    37.39% to 39.46%    25.08% to 27.23%      24.99% to 26.82%     31.50% to 33.33%    37.43% to 40.23%
           58,215              28,889              80,996                14,131               46,925              18,480
  $9.19 to $33.95     $8.11 to $27.57     $8.52 to $29.70       $8.48 to $10.85      $8.46 to $11.36      $8.26 to $9.03
       $1,375,722            $539,038          $2,148,998              $148,302             $524,361            $163,890
            2.43%               0.00%               1.73%                 0.90%                0.00%               0.00%
   0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%        0.95% to 2.20%       0.95% to 2.20%      0.95% to 2.20%
      -16% to -8%        -30% to -19%          -24% to 0%          -19% to -14%         -31% to -15%          -28% to 2%
           70,653              32,803              86,714                14,761               55,394              19,896
 $26.81 to $39.79    $25.42 to $39.05    $32.93 to $38.60      $10.69 to $13.28     $15.19 to $16.14    $12.25 to $12.43
       $1,956,614            $867,274          $2,999,640              $190,565             $882,658            $243,648
            9.92%              25.00%               1.20%                 3.64%                0.00%               8.08%
   0.95% to 1.80%      0.95% to 1.50%      0.95% to 1.80%        0.95% to 2.05%       0.95% to 2.05%      0.95% to 1.25%
              -7%         -24% to 25%                -13%            -21% to 0%           -38% to 2%                -10%

    OPPENHEIMER
   GLOBAL EQUITY
INVESTMENT DIVISION
-------------------
           12,089
 $14.88 to $17.91
         $210,572
            0.54%
   0.95% to 2.30%
 13.36% to 15.13%
           11,373
 $12.93 to $15.56
         $172,751
            1.57%
   0.95% to 2.30%
 11.68% to 15.47%

           11,753
 $11.21 to $13.49
         $155,402
            2.07%
   0.95% to 2.30%
 27.40% to 29.30%
           11,877
  $8.67 to $10.44
         $121,961
            1.76%
   0.95% to 2.20%
     -18% to -13%
           12,720
 $11.97 to $12.55
         $157,528
           11.56%
   0.95% to 1.80%
       -17% to 1%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003 2002 and 2001 or lesser time period if applicable.

                                                                      HARRIS OAKMARK     NEUBERGER BERMAN      T. ROWE PRICE
                                                                      LARGE CAP VALUE      MID CAP VALUE     LARGE CAP GROWTH
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
2005
Units (In Thousands)...............................................            31,545              21,232              15,057
Unit Fair Value, Lowest to Highest (1).............................  $11.58 to $13.45    $12.86 to $25.48    $11.90 to $13.29
Net Assets (In Thousands)..........................................          $408,152            $517,299            $194,651
Investment Income Ratio to Net Assets (2)..........................             0.64%               8.45%               0.50%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.60% to 2.30%      0.50% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................  -3.87% to -1.98%     9.39% to 11.20%       2.31 to 5.61%
2004
Units (In Thousands)...............................................            29,630              16,215              14,179
Unit Fair Value, Lowest to Highest (1).............................  $11.85 to $13.75    $14.37 to $22.61    $11.45 to $12.58
Net Assets (In Thousands)..........................................          $395,115            $358,033            $174,635
Investment Income Ratio to Net Assets (2)..........................             0.46%               2.65%               0.19%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.60% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................   7.27% to 10.72%    11.76% to 21.78%     7.30% to 10.18%
2003
Units (In Thousands)...............................................            25,186              11,301              12,979
Unit Fair Value, Lowest to Highest (1).............................  $10.74 to $12.45    $11.80 to $18.57    $10.71 to $11.56
Net Assets (In Thousands)..........................................          $306,337            $206,461            $147,759
Investment Income Ratio to Net Assets (2)..........................             0.00%               0.31%               0.11%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.50% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................  22.49% to 24.32%    33.28% to 35.25%    27.61% to 29.63%
2002
Units (In Thousands)...............................................            22,099              10,131              11,767
Unit Fair Value, Lowest to Highest (1).............................    $8.64 to $9.95     $8.73 to $13.73      $8.64 to $8.92
Net Assets (In Thousands)..........................................          $217,357            $137,491            $103,790
Investment Income Ratio to Net Assets (2)..........................             3.47%               0.32%               0.28%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)................................       -16% to -2%         -13% to -2%          -25% to 2%
2001
Units (In Thousands)...............................................            16,996               9,483              12,688
Unit Fair Value, Lowest to Highest (1).............................  $11.26 to $11.70    $14.76 to $15.34    $11.29 to $11.73
Net Assets (In Thousands)..........................................          $197,391            $144,279            $147,642
Investment Income Ratio to Net Assets (2)..........................             0.23%               2.22%               0.08%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.05%      0.95% to 2.05%      0.95% to 2.05%
Total Return, Lowest to Highest (4)................................         3% to 17%           -3% to 3%          -11% to 1%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

  LEHMAN BROTHERS      MORGAN STANLEY          RUSSELL             MET/PUTNAM               JENNISON              BLACKROCK
AGGREGATE BOND INDEX     EAFE INDEX          2000 INDEX              VOYAGER                 GROWTH            STRATEGIC VALUE
INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION (A) INVESTMENT DIVISION (B) INVESTMENT DIVISION
-------------------- ------------------- ------------------- ----------------------- ----------------------- -------------------
            58,770              24,828              15,925                    --                   7,463                28,604
  $10.42 to $13.68    $11.61 to $15.64    $14.26 to $16.92                   $--         $4.64 to $12.25      $13.65 to $19.26
          $768,286            $314,544            $259,430               $30,435                 $37,115              $538,302
             3.67%               1.52%               4.44%                 0.44%                   0.00%                 6.64%
    0.50% to 2.30%      0.50% to 2.30%      0.50% to 2.30%        0.65% to 2.30%          0.65% to 2.30%        0.65% to 2.30%
   -0.48% to 1.39%    10.33% to 12.43%      1.97% to 3.80%      -8.27% to -7.83%         9.94% to 11.90%        1.57% to 3.51%
            46,561              21,203              15,280                 7,341                      --                29,577
  $11.21 to $13.50    $10.52 to $13.94    $13.77 to $16.30       $4.23 to $10.98                     $--      $13.23 to $18.67
          $607,563            $241,577            $242,131               $32,865                     $--              $542,390
             2.63%               0.73%               0.47%                 0.09%                      --                 0.00%
    0.50% to 2.30%      0.50% to 2.30%      0.50% to 2.30%        0.65% to 2.30%                      --        0.65% to 2.30%
    0.17% to 3.46%    14.75% to 18.74%    13.80% to 16.85%        2.28% to 8.35%                      --      11.83% to 14.57%
            30,485              19,520              14,717                 7,644                      --                24,673
  $10.88 to $13.07     $9.15 to $11.77    $11.81 to $13.95       $4.14 to $10.56                     $--      $11.58 to $16.34
          $389,701            $189,195            $200,997               $33,032                     $--              $398,038
             5.37%               1.45%               0.61%                 0.00%                      --                 0.00%
    0.50% to 2.30%      0.50% to 2.30%      0.50% to 2.30%        0.95% to 2.30%                      --        0.95% to 2.30%
    1.13% to 2.91%    34.19% to 36.50%    42.69% to 45.01%      22.84% to 24.86%                      --      46.51% to 50.60%
            23,589              14,678              11,624                 6,587                      --                20,893
  $10.59 to $12.69      $6.85 to $8.63      $8.16 to $9.61        $3.38 to $8.46                     $--       $7.78 to $10.98
          $295,467            $104,948            $110,232               $22,871                     $--              $227,655
             2.88%               0.50%               0.65%                 0.00%                      --                 0.60%
    0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%        0.95% to 2.20%                      --        0.95% to 2.20%
          4% to 9%         -18% to -3%         -21% to -1%          -31% to -15%                      --           -23% to -5%
            18,171              11,475              10,115                 5,652                      --                14,852
  $11.26 to $11.62      $8.44 to $8.77    $11.82 to $12.19        $4.95 to $4.97                     $--      $13.84 to $14.09
          $209,359             $99,731            $122,162               $27,966                     $--              $208,402
             1.57%               0.34%               0.27%                 0.00%                      --                 0.49%
    0.95% to 1.80%      0.95% to 2.05%      0.95% to 1.80%        0.95% to 1.25%                      --        0.95% to 2.05%
          1% to 6%          -23% to 1%            0% to 3%          -31% to -32%                      --             3% to 15%

      METLIFE
MID CAP STOCK INDEX
INVESTMENT DIVISION
-------------------
           19,347
 $13.72 to $15.07
         $283,309
            5.51%
   0.65% to 2.30%
  6.82% to 11.38%
           16,858
 $12.53 to $13.53
         $223,267
            0.80%
   0.60% to 2.30%
 11.33% to 15.05%
           16,641
 $11.14 to $11.76
         $192,971
            0.44%
   0.50% to 2.30%
 31.71% to 33.69%
           12,280
   $8.43 to $8.78
         $107,025
            0.38%
   0.95% to 2.20%
      -17% to -1%
            8,337
 $10.36 to $10.41
          $86,537
            0.50%
   0.95% to 1.25%
              -2%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003 2002 and 2001 or lesser time period if applicable.


                                                                    FRANKLIN TEMPLETON       BLACKROCK           BLACKROCK
                                                                     SMALL CAP GROWTH     LARGE CAP VALUE       BOND INCOME
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
2005
Units (In Thousands)...............................................             4,245               5,369              16,263
Unit Fair Value, Lowest to Highest (1).............................   $9.63 to $11.60    $11.74 to $12.53    $11.51 to $54.04
Net Assets (In Thousands)..........................................           $43,058             $66,157            $499,970
Investment Income Ratio to Net Assets (2)..........................             3.36%               1.82%               5.02%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.60% to 2.30%      0.95% to 2.30%      0.65% to 2.30%
Total Return, Lowest to Highest (4)................................    2.03% to 9.46%      3.18% to 5.01%     -0.16% to 1.73%
2004
Units (In Thousands)...............................................             3,958               4,309              16,511
Unit Fair Value, Lowest to Highest (1).............................   $9.44 to $11.19    $11.18 to $11.97    $11.35 to $53.22
Net Assets (In Thousands)..........................................           $38,943             $50,981            $479,530
Investment Income Ratio to Net Assets (2)..........................             0.00%               0.00%               5.70%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.60% to 2.30%      0.95% to 2.30%      0.60% to 2.30%
Total Return, Lowest to Highest (4)................................   8.68% to 23.51%     1.54% to 12.29%     -6.04% to 3.77%
2003
Units (In Thousands)...............................................             3,288               1,872              17,412
Unit Fair Value, Lowest to Highest (1).............................    $8.72 to $9.09    $10.42 to $10.66    $10.97 to $48.34
Net Assets (In Thousands)..........................................           $29,156             $19,817            $470,409
Investment Income Ratio to Net Assets (2)..........................             0.00%               1.16%               3.20%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.50% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................  41.34% to 43.58%    32.33% to 34.09%      3.28% to 6.42%
2002
Units (In Thousands)...............................................             1,861                 396              18,889
Unit Fair Value, Lowest to Highest (1).............................    $6.18 to $6.31      $7.88 to $7.95    $10.46 to $46.31
Net Assets (In Thousands)..........................................           $11,664              $3,131            $474,778
Investment Income Ratio to Net Assets (2)..........................             0.00%               0.86%               5.78%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)................................        -29% to 1%         -21% to -3%            4% to 7%
2001
Units (In Thousands)...............................................               795                  --              19,377
Unit Fair Value, Lowest to Highest (1).............................    $8.80 to $8.82                 $--    $21.93 to $42.57
Net Assets (In Thousands)..........................................            $6,999                 $--            $446,653
Investment Income Ratio to Net Assets (2)..........................             0.00%                  --               7.88%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 1.35%                  --      0.95% to 1.50%
Total Return, Lowest to Highest (4)................................        -12% to 0%                  --            1% to 7%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                                                                                                     SALOMON BROTHERS
     BLACKROCK             DAVIS           LOOMIS SAYLES            MFS           HARRIS OAKMARK      STRATEGIC BOND
   MONEY MARKET        VENTURE VALUE         SMALL CAP        INVESTORS TRUST      FOCUSED VALUE       OPPORTUNITIES
INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
------------------- ------------------- ------------------- ------------------- ------------------- -------------------
            1,241               9,617               1,880               2,689              11,283              11,263
 $18.53 to $23.43    $11.80 to $36.05    $11.90 to $30.17      $8.53 to $9.41    $11.97 to $39.14    $10.79 to $21.59
          $26,441            $327,837             $53,641             $24,531            $413,672            $228,960
            2.48%               0.55%               1.15%               0.34%               1.02%               4.45%
   0.95% to 2.30%      0.65% to 2.30%      0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
  0.34% to 12.20%      7.52% to 9.60%      4.28% to 5.97%      4.44% to 6.26%      7.22% to 9.06%      0.23% to 1.89%
            1,090               6,062               1,424               2,351               9,659               7,028
 $18.26 to $23.09    $12.62 to $32.99    $12.66 to $28.47      $8.10 to $8.86    $10.99 to $35.89    $18.05 to $21.19
          $22,991            $191,013             $38,636             $20,307            $327,617            $141,477
            0.86%               0.49%               0.00%               0.42%               1.06%               2.86%
   0.95% to 2.30%      0.65% to 2.30%      0.95% to 2.30%      0.95% to 2.30%      0.60% to 2.30%      0.95% to 2.30%
  -1.46% to 0.05%     6.99% to 11.58%    12.61% to 15.30%     8.61% to 10.96%      7.27% to 9.90%      2.39% to 6.12%
              701               3,617               1,146               1,527               7,756               4,304
 $18.73 to $23.19    $11.45 to $29.64    $10.98 to $24.70      $7.49 to $8.03    $27.98 to $32.93    $17.50 to $20.06
          $14,346            $103,646             $27,095              12,018            $243,812             $82,972
            0.68%               0.31%               0.00%               0.26%               0.12%               1.63%
   0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%      0.50% to 2.30%      0.95% to 2.30%
 -1.13% to -0.14%    27.77% to 30.08%    33.19% to 35.93%    18.74% to 20.75%    29.01% to 31.89%     9.94% to 12.06%
              459               2,653                 904               1,023               6,025               1,691
 $19.98 to $21.75     $8.83 to $22.86     $8.12 to $18.27      $6.33 to $6.65    $21.83 to $24.83    $16.05 to $17.99
           $9,163             $59,152             $15,933              $6,719            $145,221             $29,512
            1.35%               0.88%               0.11%               0.41%               0.23%               6.20%
   1.25% to 1.50%      0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%
               0%          -18% to 0%         -23% to -3%        -22% to -21%          -11% to 3%            7% to 9%
              627               2,153                 702                 499               2,908                 496
 $20.00 to $21.65    $25.24 to $27.60    $21.38 to $23.52      $8.15 to $8.42    $24.84 to $27.50    $15.16 to $16.56
          $12,549             $58,354             $16,060              $4,167             $78,020              $8,046
            3.81%               9.18%               7.45%               0.00%               0.00%               0.00%
   1.25% to 1.50%      0.95% to 2.05%      0.95% to 2.05%      0.95% to 2.05%      0.95% to 2.05%      0.95% to 2.05%
         2% to 3%         -.12% to 2%           -9% to 2%          -11% to 1%           3% to 12%            1% to 3%

 SALOMON BROTHERS
  U.S. GOVERNMENT
INVESTMENT DIVISION
-------------------
           10,976
 $10.30 to $17.46
         $176,330
            3.00%
   0.50% to 2.30%
   -0.89% to .92%
            7,714
 $14.41 to $17.30
         $124,307
            1.99%
   0.50% to 2.30%
   0.46% to 2.49%
            6,225
 $14.46 to $16.93
          $99,373
            1.88%
   0.50% to 2.30%
 -0.76% too 1.16%
            5,668
 $14.69 to $16.46
          $90,530
            3.37%
   0.95% to 2.20%
         2% to 7%
            1,236
 $15.07 to $15.40
          $18,523
            0.00%
   0.95% to 1.25%
         2% to 6%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003 2002 and 2001 or lesser time period if applicable.


                                                                            FI                  MFS          BLACKROCK LEGACY
                                                                       VALUE LEADERS       TOTAL RETURN      LARGE CAP GROWTH
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
2005
Units (In Thousands)...............................................             1,912               3,605                 641
Unit Fair Value, Lowest to Highest (1).............................  $12.53 to $30.30    $11.12 to $47.08    $11.67 to $27.51
Net Assets (In Thousands)..........................................           $54,642             $98,990             $13,091
Investment Income Ratio to Net Assets (2)..........................             0.98%               3.00%               0.15%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%      0.60% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................    5.45% to 9.66%       .51% to 2.24%     .4.35% to 6.06%
2004
Units (In Thousands)...............................................               857               2,313               1,424
Unit Fair Value, Lowest to Highest (1).............................  $11.43 to $27.67    $10.94 to $46.05    $11.06 to $26.07
Net Assets (In Thousands)..........................................           $22,597             $71,298              $5,610
Investment Income Ratio to Net Assets (2)..........................             1.05%               2.32%               0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%      0.60% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................   9.66% to 14.30%     6.22% to 10.33%     -4.31% to 9.68%
2003
Units (In Thousands)...............................................               419               2,114               1,146
Unit Fair Value, Lowest to Highest (1).............................  $21.25 to $24.60    $25.09 to $41.74    $23.63 to $24.29
Net Assets (In Thousands)..........................................            $9,895             $53,115                 $89
Investment Income Ratio to Net Assets (2)..........................             0.27%               0.39%               0.00%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%      0.50% to 1.45%      1.15% to 1.45%
Total Return, Lowest to Highest (4)................................  23.86% to 26.43%    14.23% to 16.86%    33.28% to 34.61%
2002
Units (In Thousands)...............................................                56               2,125                  --
Unit Fair Value, Lowest to Highest (1).............................  $17.32 to $19.59    $21.47 to $33.00                 $--
Net Assets (In Thousands)..........................................            $1,072             $45,665                 $--
Investment Income Ratio to Net Assets (2)..........................             0.17%               3.90%                  --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.20%      0.95% to 1.30%                  --
Total Return, Lowest to Highest (4)................................        -21% to 0%         -.10% to 2%                  --
2001
Units (In Thousands)...............................................                --               2,208                  --
Unit Fair Value, Lowest to Highest (1).............................               $--               23.75                 $--
Net Assets (In Thousands)..........................................               $--             $52,473                 $--
Investment Income Ratio to Net Assets (2)..........................                --               5.66%                  --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).                --               0.95%                  --
Total Return, Lowest to Highest (4)................................                --                 -5%                  --

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

        METLIFE                 METLIFE                                         METLIFE
     CONSERVATIVE           CONSERVATIVE TO             METLIFE               MODERATE TO               METLIFE
      ALLOCATION          MODERATE ALLOCATION     MODERATE ALLOCATION    AGGRESSIVE ALLOCATION   AGGRESSIVE ALLOCATION
INVESTMENT DIVISION (B) INVESTMENT DIVISION (B) INVESTMENT DIVISION (B) INVESTMENT DIVISION (B) INVESTMENT DIVISION (B)
----------------------- ----------------------- ----------------------- ----------------------- -----------------------
              1,233                   4,525                   8,137                   5,478                     659
   $10.24 to $10.35        $10.45 to $10.58        $10.68 to $10.80        $10.91 to $11.02        $11.08 to $11.20
            $12,700                 $47,630                 $87,493                 $60,142                  $7,349
              0.75%                   0.71%                   0.74%                   0.70%                   1.19%
     0.95% to 2.30%          0.95% to 2.30%          0.95% to 2.30%          0.95% to 2.30%          0.95% to 2.30%
      2.32 to 3.35%          4.35% to 5.44%           6.40 to 7.38%          9.03% to 9.29%         9.78% to 10.72%
                 --                      --                      --                      --                      --
                $--                     $--                     $--                     $--                     $--
                $--                     $--                     $--                     $--                     $--
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                $--                     $--                     $--                     $--                     $--
                $--                     $--                     $--                     $--                     $--
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                $--                     $--                     $--                     $--                     $--
                $--                     $--                     $--                     $--                     $--
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                $--                     $--                     $--                     $--                     $--
                $--                     $--                     $--                     $--                     $--
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --
                 --                      --                      --                      --                      --

   FIDELITY VIP        FIDELITY VIP
   MONEY MARKET        EQUITY-INCOME
INVESTMENT DIVISION INVESTMENT DIVISION
------------------- -------------------
          399               2,815
       $15.53              $44.12
       $6,201            $124,173
        3.16%               5.24%
        0.95%               0.95%
        2.05%               4.84%
          509               3,182
       $15.22              $42.08
       $7,739            $133,866
        1.12%               1.88%
        0.95%               0.95%
        0.20%               9.02%
          607               3,528
       $15.18              $38.08
       $8,973            $134,230
        1.16%               1.70%
        0.95%               0.95%
        0.07%              29.08%
          746               3,628
       $15.17              $29.50
      $11,063            $107,048
        1.54%               4.14%
        0.95%               0.95%
           1%                -18%
        1,028               3,720
        15.06               35.86
      $15,237            $133,430
        3.27%               6.22%
        0.95%               0.95%
           3%                 -6%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003 2002 and 2001 or lesser time period if applicable.

                                                                       FIDELITY VIP        FIDELITY VIP        FIDELITY VIP II
                                                                          GROWTH             OVERSEAS       INVESTMENT GRADE BOND
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION  INVESTMENT DIVISION
                                                                    ------------------- ------------------- ---------------------
2005
Units (In Thousands)...............................................         3,646               1,303                  896
Unit Fair Value, Lowest to Highest (1).............................        $38.77              $26.12               $23.22
Net Assets (In Thousands)..........................................      $141,360             $34,046              $20,804
Investment Income Ratio to Net Assets (2)..........................         0.50%               1.11%                5.92%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).         0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)................................         4.82%              17.92%                1.27%
2004
Units (In Thousands)...............................................         4,247               1,403                  942
Unit Fair Value, Lowest to Highest (1).............................        $36.99              $22.15               $22.93
Net Assets (In Thousands)..........................................      $157,102             $31,061              $21,621
Investment Income Ratio to Net Assets (2)..........................         0.26%               1.09%                7.14%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).         0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)................................         8.19%              14.00%                0.88%
2003
Units (In Thousands)...............................................         4,594               1,388                1,036
Unit Fair Value, Lowest to Highest (1).............................        $36.13              $19.68               $22.17
Net Assets (In Thousands)..........................................      $165,752             $27,274              $23,037
Investment Income Ratio to Net Assets (2)..........................         0.25%               0.74%                5.36%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).         0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)................................        31.62%              42.09%                3.79%
2002
Units (In Thousands)...............................................         4,626               1,400                1,040
Unit Fair Value, Lowest to Highest (1).............................        $27.45              $13.85               $21.36
Net Assets (In Thousands)..........................................      $126,972             $19,412              $22,210
Investment Income Ratio to Net Assets (2)..........................         0.25%               0.81%                3.29%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).         0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)................................          -31%                -21%                   9%
2001
Units (In Thousands)...............................................         4,794               1,398                  822
Unit Fair Value, Lowest to Highest (1).............................         39.65               17.54                19.54
Net Assets (In Thousands)..........................................      $190,040             $24,642              $16,070
Investment Income Ratio to Net Assets (2)..........................         7.04%              15.44%                4.60%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).         0.95%               0.95%                0.95%
Total Return, Lowest to Highest (4)................................          -18%                -22%                   7%

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

      CALVERT              CALVERT            LORD ABBET               MFS              T. ROWE PRICE           PIMCO
  SOCIAL BALANCED   SOCIAL MID CAP GROWTH   BOND DEBENTURE    RESEARCH INTERNATIONAL   MID-CAP GROWTH       TOTAL RETURN
INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION INVESTMENT DIVISION
------------------- --------------------- ------------------- ---------------------- ------------------- -------------------
            2,181              467                   11,143                 4,119               11,533              33,144
 $21.77 to $28.29           $26.93         $10.79 to $17.43      $12.30 to $13.77      $7.70 to $13.09    $10.57 to $12.74
          $60,311          $12,565                 $159,819               $54,272              $94,663            $406,269
            1.79%            0.00%                    4.90%                 6.24%                2.56%               0.76%
   0.50% to 1.55%            0.95%           0.65% to 2.30%        0.95% to 2.30%       0.50% to 2.30%      0.50% to 2.30%
   4.05% to 5.13%            -.52%           -0.83 to 3.23%      12.23% to 15.67%     11.89% to 13.73%     -0.05% to 1.76%
            2,197              506                    9,177                 2,757                8,669              24,586
 $20.92 to $27.11           $27.07         $12.27 to $21.73      $10.81 to $11.91      $6.87 to $11.51    $11.61 to $12.52
          $58,295          $13,689                 $125,736               $31,719              $63,001            $298,387
            1.72%            0.00%                    3.67%                 0.27%                0.00%               7.25%
   0.50% to 1.55%            0.95%           0.65% to 2.30%        0.95% to 2.30%       0.95% to 2.30%      0.50% to 2.30%
   0.28% to 7.70%            8.28%           3.58% to 7.68%     -14.39% to 18.63%     11.63% to 17.14%      0.83% to 4.42%
            2,146              496                    7,505                 1,792                5,570              18,546
 $19.85 to $25.35           $25.00         $11.60 to $16.24       $9.28 to $10.04       $5.99 to $6.36    $11.31 to $11.99
          $53,337          $12,360                  $94,258               $17,501              $34,865            $217,220
            1.95%            0.00%                    1.98%                 0.89%                0.00%               2.47%
   0.50% to 1.45%            0.95%           0.95% to 2.30%        0.95% to 2.30%       0.95% to 2.30%      0.50% to 2.30%
 17.59% to 18.72%           30.48%         16.49% to 18.44%      29.10% to 30.90%     33.67% to 35.90%      2.06% to 3.81%
            2,114              468                    5,370                 1,105                2,939              12,100
  $20.02 to 21.51           $19.16          $9.96 to $13.79        $7.63 to $7.67       $4.66 to $4.68    $11.11 to $11.47
          $44,584           $8,958                  $57,316                $8,338              $13,645            $137,803
            2.69%            0.00%                   11.49%                 0.23%                0.60%               0.00%
   0.95% to 1.25%            0.95%           0.95% to 2.20%        0.95% to 2.20%       0.95% to 2.20%      0.95% to 2.20%
       -13% to 0%             -29%                -3% to 4%           -14% to -1%                 -45%            4% to 9%
            2,129              457                    5,561                   415                1,558               2,824
 $23.01 to $24.80           $26.95         $10.65 to $10.80        $8.38 to $8.75       $8.23 to $8.44    $10.38 to $10.57
          $51,803          $12,327                  $59,096                $3,612              $13,133             $29,787
            5.60%            6.52%                   13.56%                 0.21%                0.00%               2.49%
   0.95% to 1.25%            0.95%           0.95% to 1.25%        0.95% to 1.35%       0.95% to 1.80%      0.95% to 2.05%
              -8%             -13%               -2% to -3%            -13% to 2%           -16% to 2%            0% to 6%

        RCM
 GLOBAL TECHNOLOGY
INVESTMENT DIVISION
-------------------
            9,834
   $4.55 to $5.97
          $51,899
            0.67%
   0.95% to 2.30%
  8.57% to 10.35%
           11,147
   $4.19 to $5.41
          $54,272
            0.08%
   0.95% to 2.30%
 -6.49% to 15.20%
           10,123
   $4.49 to $5.71
          $53,817
            0.00%
   0.95% to 2.30%
 53.81% to 56.44%
            3,262
    $2.93 to 3.65
          $11,593
            0.00%
   0.95% to 2.20%
      -52% to -5%
            2,056
   $7.44 to $7.46
          $15,297
            0.00%
   0.95% to 1.25%
     -26% to -25%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

6.  UNIT VALUES-(CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2005, 2004, 2003 2002 and 2001 or lesser time period if applicable.


                                                                          LAZARD              MET/AIM         HARRIS OAKMARK
                                                                          MID-CAP        SMALL CAP GROWTH      INTERNATIONAL
                                                                    INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
                                                                    ------------------- ------------------- -------------------
2005
Units (In Thousands)...............................................             2,877               1,475               9,990
Unit Fair Value, Lowest to Highest (1).............................  $11.76 to $14.81    $11.68 to $13.45    $12.90 to $16.11
Net Assets (In Thousands)..........................................           $41,868             $19,296            $158,028
Investment Income Ratio to Net Assets (2)..........................            11.91%               2.38%               1.71%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%      0.60% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................    5.63% to 7.40%      5.85% to 7.60%    11.65% to 13.40%
2004
Units (In Thousands)...............................................             2,505               1,154               4,687
Unit Fair Value, Lowest to Highest (1).............................  $10.95 to $13.82    $10.86 to $12.50    $11.70 to $14.23
Net Assets (In Thousands)..........................................           $34,154            $142,129             $65,755
Investment Income Ratio to Net Assets (2)..........................             0.00%               0.00%               0.01%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%      0.60% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................   7.34% to 13.37%      4.15% to 8.60%    12.68% to 19.58%
2003
Units (In Thousands)...............................................             1,639                 739               1,187
Unit Fair Value, Lowest to Highest (1).............................  $11.82 to $12.19    $11.41 to $11.77    $11.54 to $11.90
Net Assets (In Thousands)..........................................           $19,819              $8,618             $14,032
Investment Income Ratio to Net Assets (2)..........................             1.28%               0.00%               1.97%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.30%      0.95% to 2.30%      0.95% to 2.30%
Total Return, Lowest to Highest (4)................................  23.48% to 25.15%    35.85% to 37.82%    32.08% to 33.86%
2002
Units (In Thousands)...............................................               454                 208                  90
Unit Fair Value, Lowest to Highest (1).............................    $9.58 to $9.74      $8.41 to $8.54      $8.86 to $8.89
Net Assets (In Thousands)..........................................            $4,413              $1,770                $794
Investment Income Ratio to Net Assets (2)..........................             0.21%               0.00%               0.25%
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).    0.95% to 2.20%      0.95% to 2.20%      0.95% to 2.20%
Total Return, Lowest to Highest (4)................................        -15% to 0%          -29% to 0%                -16%
2001
Units (In Thousands)...............................................                --                  --                  --
Unit Fair Value, Lowest to Highest (1).............................               $--                 $--                 $--
Net Assets (In Thousands)..........................................               $--                 $--                 $--
Investment Income Ratio to Net Assets (2)..........................                --                  --                  --
Expenses as a Percent of Average Net Assets, Lowest to Highest (3).                --                  --                  --
Total Return, Lowest to Highest (4)................................                --                  --                  --

--------
(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying portfolio in which the investment divisions invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.
(a) For the period January 1, 2005 to April 30, 2005
(b) For the period May 1, 2005 to December 31, 2005

                            JANUS
    OPPENHEIMER          AGGRESSIVE         THIRD AVENUE      NEUBERGER BERMAN     AMERICAN FUNDS      AMERICAN FUNDS
CAPITAL APPRECIATION       GROWTH          SMALL CAP VALUE       REAL ESTATE           GROWTH           GROWTH-INCOME
INVESTMENT DIVISION  INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION INVESTMENT DIVISION
-------------------- ------------------- ------------------- ------------------- ------------------- -------------------
               448               3,429                 138              11,157                5,818               6,417
   $8.36 to $10.93     $7.69 to $12.41    $16.22 to $16.46     $2.39 to $14.51    $12.65 to $165.46   $11.36 to $115.07
            $4,044             $28,090              $2,276            $159,989             $843,004            $648,647
             1.71%               0.12%               0.44%               0.17%                0.74%               1.83%
    0.95% to 2.05%      0.95% to 2.30%      1.15% to 1.55%      0.95% to 2.30%       0.60% to 2.30%      0.60% to 2.30%
    3.23% to 3.55%    10.93% to 12.78%    13.74% to 14.15%    10.69% to 12.61%      8.32% to 15.21%     -1.34% to 4.93%
                42               2,836                  28               4,509                4,246               5,182
    $8.34 to $8.44     $6.93 to $11.00    $14.26 to $14.42    $12.76 to $12.89   $100.66 to $143.62   $76.86 to $109.66
               357             $20,718                $404             $57,897             $542,083            $506,095
             7.78%               0.00%               3.24%               7.49%                0.20%               1.02%
    1.15% to 1.45%      0.95% to 2.30%      1.15% to 1.55%      0.95% to 2.30%       0.85% to 2.30%      0.85% to 2.30%
    4.89% to 5.24%     6.11% to 10.53%    24.54% to 25.07%    27.56% to 28.90%      3.61% to 11.54%      4.85% to 9.44%
                13               2,455                  12                  --                2,564               3,157
    $7.95 to $8.00      $6.62 to $6.88    $11.47 to $11.53                 $--    $93.64 to $128.76   $72.87 to $100.20
               101             $16,719                $134                 $--             $298,879            $286,012
             0.00%               0.00%               1.65%                  --                0.13%               1.21%
    1.15% to 1.30%      0.95% to 2.30%      1.15% to 1.30%                  --       0.50% to 2.45%      0.50% to 2.45%
  26.59% to 27.23%    26.94% to 28.84%    39.37% to 39.76%                  --     33.11% to 37.49%    27.64% to 31.17%
               499              46,925                  --                  --                1,194               1,478
    $6.30 to $6.31     $8.46 to $11.36                 $--                 $--     $71.44 to $93.21    $57.44 to $74.94
                 3            $524,361                 $--                 $--             $104,487            $103,901
             0.00%               0.00%                  --                  --                0.05%               1.50%
    1.15% to 1.25%      0.95% to 2.20%                  --                  --       0.95% to 2.20%      0.95% to 2.20%
          1% to 2%        -31% to -15%                  --                  --           -26% to 3%         -20% to -1%
                --              55,394                  --                  --                  394                 412
                --    $15.19 to $16.14                 $--                 $--    $99.46 to $124.56    $83.86 to $92.64
               $--            $882,658                 $--                 $--              $46,547             $36,218
                --               0.00%                  --                  --                4.53%               1.47%
                --      0.95% to 2.05%                  --                  --       0.95% to 2.05%      0.95% to 1.35%
                --          -38% to 2%                  --                  --           -15% to 0%           -3% to 0%

  AMERICAN FUNDS
   GLOBAL SMALL
  CAPITALIZATION
INVESTMENT DIVISION
-------------------
           12,643
 $14.09 to $25.17
         $304,248
            0.88%
   0.60% to 2.30%
 21.12% to 24.46%
            8,038
 $18.07 to $20.25
         $156,789
            0.00%
   0.85% to 2.30%
 11.42% t0 35.71%
            4,022
 $15.43 to $16.80
          $66,038
            0.40%
   0.95% to 2.45%
 49.82% to 52.14%
            1,733
 $10.35 to $11.05
          $18,828
            0.91%
   0.95% to 2.20%
      -21% to -4%
              559
 $13.16 to $13.78
           $7,623
            0.81%
   0.95% to 2.05%
        -9% to 2%

                    METROPOLITAN LIFE SEPARATE ACCOUNT E OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                  NOTES TO FINANCIAL STATEMENTS - (CONCLUDED)

7.  CHANGE OF PORTFOLIO NAME, PORTFOLIO MERGERS AND SHARE SUBSTITUTIONS

Effective December 19, 2005, Lazard Asset Management, LLC became the sub-investment manager for the Met/AIM Mid Cap Core Equity Portfolio of the Met Investors Fund which changed its name to Lazard Mid Cap Portfolio.

Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Portfolio of the Metropolitan Fund and changed its name to Neuberger Berman Mid Cap Value Portfolio.

Effective May 1, 2005, OppenheimerFunds, Inc. became the sub-investment manager for the Scudder Global Equity Portfolio which changed its name to the Oppenheimer Global Equity Portfolio.

Effective May 1, 2005, Met/Putnam Voyager Portfolio of the Metropolitan Fund merged into the Jennison Growth Portfolio of the Metropolitan Fund.

Effective January 15, 2005, RCM Capital Management LLC became the sub-investment manager for the PIMCO PEA Innovation Portfolio which changed its name to RCM Global Technology Portfolio.

Effective January 31, 2005, BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadvisor to all portfolios previously managed by State Street Research & Management Company.

             OLD PORTFOLIO NAME         NEW PORTFOLIO NAME
             ------------------         ------------------
             State Street Research
              Investment Trust          BlackRock Investment
              Portfolio                 Trust Portfolio
             State Street Research      BlackRock Diversified
              Diversified Portfolio     Portfolio
             State Street Research
              Aggressive Growth         BlackRock Aggressive
              Portfolio                 Growth Portfolio
             State Street Research      BlackRock Large Cap Value
              Large Cap Value Portfolio Portfolio
             State Street Research      BlackRock Bond Income
              Bond Income Portfolio     Portfolio
             State Street Research      BlackRock Money Market
              Money Market Portfolio    Portfolio
             State Street Research
              Large Cap Growth          BlackRock Legacy Large
              Portfolio                 Cap Growth Portfolio
             State Street Research      BlackRock Strategic Value
              Aurora Portfolio          Portfolio

Effective May 3, 2004, FI Structured Equity Portfolio of the Metropolitan Fund and PIMCO Innovation Portfolio of the Met Investors Fund changed their name to FI Value Leaders Portfolio and PIMCO PEA Innovation Portfolio, respectively.

Effective May 3, 2004, FI Mid Cap Opportunities Portfolio and MFS Research Managers Portfolio of the Metropolitan Fund merged into Janus Mid Cap Portfolio and MFS Investors Trust Portfolio of the Metropolitan Fund, respectively. Janus Mid Cap Portfolio subsequently changed its name to FI Mid Cap Opportunities Portfolio.

Effective May 3, 2004, Alger Equity Growth Portfolio of the Metropolitan Fund and Fidelity VIP Asset Manager Portfolio of the Fidelity Fund substituted all of their shares for shares in the State Street Research Large Cap Growth Portfolio and MFS Total Return Portfolio of the Metropolitan Fund, respectively.

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
Report of Independent Registered Public Accounting Firm.....  F-1
Financial Statements at December 31, 2005 and 2004 and for
  the years ended December 31, 2005, 2004 and 2003:
  Consolidated Balance Sheets...............................  F-2
  Consolidated Statements of Income.........................  F-3
  Consolidated Statements of Stockholder's Equity...........  F-4
  Consolidated Statements of Cash Flows.....................  F-5
  Notes to Consolidated Financial Statements................  F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder of
Metropolitan Life Insurance Company
New York, New York:

     We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as cumulative effects of changes in accounting principles.

/s/ DELOITTE & TOUCHE LLP

New York, New York
April 17, 2006

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                2005       2004
                                                              --------   --------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $141,929 and $141,496, respectively)...  $147,897   $150,229
  Trading securities, at fair value (cost: $373 and $0,
    respectively)...........................................       373         --
  Equity securities available-for-sale, at fair value (cost:
    $1,989 and $1,646, respectively)........................     2,217      1,903
  Mortgage and consumer loans...............................    33,094     31,571
  Policy loans..............................................     8,412      8,256
  Real estate and real estate joint ventures
    held-for-investment.....................................     4,087      2,643
  Real estate held-for-sale.................................        --        678
  Other limited partnership interests.......................     3,256      2,891
  Short-term investments....................................       883      1,194
  Other invested assets.....................................     5,839      4,908
                                                              --------   --------
    Total investments.......................................   206,058    204,273
Cash and cash equivalents...................................     1,787      2,370
Accrued investment income...................................     2,030      2,006
Premiums and other receivables..............................     6,678      5,497
Deferred policy acquisition costs and value of business
  acquired..................................................    11,438     11,062
Assets of subsidiaries held-for-sale........................        --        410
Other assets................................................     6,183      5,863
Separate account assets.....................................    73,152     68,507
                                                              --------   --------
    Total assets............................................  $307,326   $299,988
                                                              ========   ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................  $ 94,372   $ 91,598
  Policyholder account balances.............................    72,793     68,357
  Other policyholder funds..................................     6,918      6,730
  Policyholder dividends payable............................       915        885
  Policyholder dividend obligation..........................     1,607      2,243
  Short-term debt...........................................       453      1,445
  Long-term debt............................................     2,961      2,050
  Shares subject to mandatory redemption....................       278        278
  Liabilities of subsidiaries held-for-sale.................        --        268
  Current income taxes payable..............................       444        709
  Deferred income taxes payable.............................     2,729      2,671
  Payables for collateral under securities loaned and other
    transactions............................................    21,009     25,230
  Other liabilities.........................................    11,228     10,025
  Separate account liabilities..............................    73,152     68,507
                                                              --------   --------
    Total liabilities.......................................   288,859    280,996
                                                              --------   --------
Stockholder's Equity:
Common stock, par value $0.01 per share; 1,000,000,000
  shares authorized; 494,466,664 shares issued and
  outstanding at December 31, 2005 and 2004.................         5          5
Additional paid-in capital..................................    13,808     13,827
Retained earnings...........................................     2,749      2,696
Accumulated other comprehensive income......................     1,905      2,464
                                                              --------   --------
  Total stockholder's equity................................    18,467     18,992
                                                              --------   --------
  Total liabilities and stockholder's equity................  $307,326   $299,988
                                                              ========   ========

          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                 (IN MILLIONS)

                                                               2005      2004      2003
                                                              -------   -------   -------
REVENUES
Premiums....................................................  $19,256   $17,437   $18,099
Universal life and investment-type product policy fees......    1,948     2,009     1,920
Net investment income.......................................   11,750    10,818    10,267
Other revenues..............................................      820       862       980
Net investment gains (losses)...............................      179       282      (526)
                                                              -------   -------   -------
  Total revenues............................................   33,953    31,408    30,740
                                                              -------   -------   -------
EXPENSES
Policyholder benefits and claims............................   20,445    18,736    18,590
Interest credited to policyholder account balances..........    2,596     2,357     2,379
Policyholder dividends......................................    1,647     1,636     1,699
Other expenses..............................................    5,717     5,583     5,771
                                                              -------   -------   -------
  Total expenses............................................   30,405    28,312    28,439
                                                              -------   -------   -------
Income from continuing operations before provision for
  income taxes..............................................    3,548     3,096     2,301
Provision for income taxes..................................    1,105       876       643
                                                              -------   -------   -------
Income from continuing operations...........................    2,443     2,220     1,658
Income from discontinued operations, net of income taxes....      810        71       369
                                                              -------   -------   -------
Income before cumulative effect of a change in accounting...    3,253     2,291     2,027
Cumulative effect of a change in accounting, net of income
  taxes.....................................................       --       (52)      (26)
                                                              -------   -------   -------
Net income..................................................  $ 3,253   $ 2,239   $ 2,001
                                                              =======   =======   =======

          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                     ACCUMULATED OTHER COMPREHENSIVE
                                                                                              INCOME (LOSS)
                                    PARENT'S                                      -------------------------------------
                                   INTEREST IN                                       NET
                                    PREFERRED                                     UNREALIZED     FOREIGN      MINIMUM
                                      STOCK               ADDITIONAL              INVESTMENT    CURRENCY      PENSION
                                      OF A       COMMON    PAID-IN     RETAINED     GAINS      TRANSLATION   LIABILITY
                                   SUBSIDIARY    STOCK     CAPITAL     EARNINGS    (LOSSES)    ADJUSTMENT    ADJUSTMENT    TOTAL
                                   -----------   ------   ----------   --------   ----------   -----------   ----------   -------
Balance at January 1, 2003.......     $ --         $5      $13,474     $   708      $1,991        $(67)        $ (46)     $16,065
Issuance of preferred stock by
 subsidiary to the Holding
 Company.........................       93                                                                                     93
Issuance of shares -- by
 subsidiary......................                               24                                                             24
Issuance of stock options -- by
 subsidiary......................                                2                                                              2
Sale of subsidiaries to the
 Holding Company or affiliate....                              261                                                            261
Capital contribution from the
 Holding Company.................                                2                                                              2
Return of capital to the Holding
 Company.........................                              (33)                                                           (33)
Dividends on common stock........                                       (1,448)                                            (1,448)
Comprehensive income (loss):
 Net income......................                                        2,001                                              2,001
 Other comprehensive income
   (loss):
   Unrealized gains (losses) on
     derivative instruments, net
     of income taxes.............                                                     (228)                                  (228)
   Unrealized investment gains
     (losses), net of related
     offsets and income taxes....                                                      642                                    642
   Foreign currency translation
     adjustments.................                                                                  174                        174
   Minimum pension liability
     adjustment..................                                                                                (82)         (82)
                                                                                                                          -------
   Other comprehensive income
     (loss)......................                                                                                             506
                                                                                                                          -------
 Comprehensive income (loss).....                                                                                           2,507
                                      ----         --      -------     -------      ------        ----         -----      -------
Balance at December 31, 2003.....       93          5       13,730       1,261       2,405         107          (128)      17,473
Contribution of preferred stock
 by Holding Company to subsidiary
 and retirement thereof..........      (93)                                                                                   (93)
Issuance of shares -- by
 subsidiary......................                                4                                                              4
Issuance of stock options -- by
 subsidiary......................                                2                                                              2
Capital contribution from the
 Holding Company.................                               94                                                             94
Return of capital to the Holding
 Company.........................                               (3)                                                            (3)
Dividends on preferred stock.....                                           (7)                                                (7)
Dividends on common stock........                                         (797)                                              (797)
Comprehensive income (loss):
 Net income......................                                        2,239                                              2,239
 Other comprehensive income
   (loss):
   Unrealized gains (losses) on
     derivative instruments, net
     of income taxes.............                                                      (77)                                   (77)
   Unrealized investment gains
     (losses), net of related
     offsets and income taxes....                                                       19                                     19
   Cumulative effect of a change
     in accounting, net of income
     taxes.......................                                                       61                                     61
   Foreign currency translation
     adjustments.................                                                                   79                         79
   Minimum pension liability
     adjustment..................                                                                                 (2)          (2)
                                                                                                                          -------
   Other comprehensive income
     (loss)......................                                                                                              80
                                                                                                                          -------
 Comprehensive income (loss).....                                                                                           2,319
                                      ----         --      -------     -------      ------        ----         -----      -------
Balance at December 31, 2004.....       --          5       13,827       2,696       2,408         186          (130)      18,992
Treasury stock transactions,
 net -- by subsidiary............                              (15)                                                           (15)
Issuance of stock options -- by
 subsidiary......................                               (4)                                                            (4)
Dividends on common stock........                                       (3,200)                                            (3,200)
Comprehensive income (loss):
 Net income......................                                        3,253                                              3,253
 Other comprehensive income
   (loss):
   Unrealized gains (losses) on
     derivative instruments, net
     of income taxes.............                                                      184                                    184
   Unrealized investment gains
     (losses), net of related
     offsets and income taxes....                                                     (783)                                  (783)
   Foreign currency translation
     adjustments.................                                                                  (49)                       (49)
   Minimum pension liability
     adjustment..................                                                                                 89           89
                                                                                                                          -------
   Other comprehensive income
     (loss)......................                                                                                            (559)
                                                                                                                          -------
 Comprehensive income (loss).....                                                                                           2,694
                                      ----         --      -------     -------      ------        ----         -----      -------
Balance at December 31, 2005.....     $ --         $5      $13,808     $ 2,749      $1,809        $137         $ (41)     $18,467
                                      ====         ==      =======     =======      ======        ====         =====      =======

          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  (A Wholly-Owned Subsidiary of Metlife, Inc.)


                     CONSOLIDATED STATEMENTS OF CASH FLOWS

              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003


                                 (IN MILLIONS)


                                                                2005        2004       2003
                                                              ---------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   3,253   $  2,239   $  2,001
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Depreciation and amortization expenses....................        299        344        394
  Amortization of premiums and accretion of discounts
    associated with investments, net........................       (203)       (15)      (162)
  (Gains) losses from sales of investments and businesses,
    net.....................................................     (1,379)      (289)        96
  Equity of earnings of real estate joint ventures and other
    limited partnership interests...........................       (399)      (167)        19
  Interest credited to policyholder account balances........      2,596      2,357      2,379
  Universal life and investment-type product policy fees....     (1,948)    (2,009)    (1,920)
  Change in accrued investment income.......................        (24)       (67)       (93)
  Change in premiums and other receivables..................       (734)       460        (81)
  Change in deferred policy acquisition costs, net..........       (504)      (752)      (904)
  Change in insurance-related liabilities...................      3,794      3,829      3,989
  Change in trading securities..............................       (375)        --         --
  Change in income taxes payable............................        147       (101)       250
  Change in other assets....................................       (236)      (390)      (455)
  Change in other liabilities...............................      1,878      1,288        637
  Other, net................................................         24         29        (61)
                                                              ---------   --------   --------
Net cash provided by operating activities...................      6,189      6,756      6,089
                                                              ---------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturities..........................................    118,459     78,494     69,292
  Equity securities.........................................        777      1,587        576
  Mortgage and consumer loans...............................      7,890      3,961      3,221
  Real estate and real estate joint ventures................      1,922        436      1,087
  Other limited partnership interests.......................        953        800        330
Purchases of:
  Fixed maturities..........................................   (119,375)   (83,243)   (90,077)
  Equity securities.........................................     (1,057)    (2,107)      (149)
  Mortgage and consumer loans...............................     (9,473)    (8,639)    (4,354)
  Real estate and real estate joint ventures................     (1,323)      (737)      (278)
  Other limited partnership interests.......................     (1,012)      (893)      (643)
Net change in short-term investments........................        409        215       (183)
Proceeds from sales of businesses, net of cash disposed of
  $43, $7 and $(13), respectively...........................        260         18      1,995
Net change in policy loans..................................       (156)       (77)      (154)
Net change in other invested assets.........................       (598)      (379)    (1,108)
Net change in property, equipment and leasehold
  improvements..............................................       (114)        17        (45)
Other, net..................................................        (76)        --         (2)
                                                              ---------   --------   --------
Net cash used in investing activities.......................     (2,514)   (10,547)   (20,492)
                                                              ---------   --------   --------

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

                                 (IN MILLIONS)

                                                                2005        2004       2003
                                                              ---------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................     30,008     28,344     29,132
    Withdrawals.............................................    (26,732)   (22,801)   (22,339)
  Net change in payables for collateral under securities
    loaned and other transactions...........................     (4,221)     1,166      7,744
  Net change in short-term debt.............................       (992)    (2,072)     2,624
  Long-term debt issued.....................................      1,216         28        137
  Long-term debt repaid.....................................       (395)       (38)      (714)
  Capital contribution from the Parent Company..............         --         --        148
  Proceeds from offering of common stock by subsidiary,
    net.....................................................         --         --        398
  Dividends on preferred stock..............................         --         (7)        --
  Dividends on common stock.................................     (3,200)      (797)    (1,448)
  Other, net................................................         --          3          8
                                                              ---------   --------   --------
Net cash (used in) provided by financing activities.........     (4,316)     3,826     15,690
                                                              ---------   --------   --------
Change in cash and cash equivalents.........................       (641)        35      1,287
Cash and cash equivalents, beginning of year................      2,428      2,393      1,106
                                                              ---------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $   1,787   $  2,428   $  2,393
                                                              =========   ========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year.........................................  $      58   $     57   $     66
                                                              =========   ========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE, END
  OF YEAR...................................................  $      --   $     58   $     57
                                                              =========   ========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year.........................................  $   2,370   $  2,336   $  1,040
                                                              =========   ========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS, END
  OF YEAR...................................................  $   1,787   $  2,370   $  2,336
                                                              =========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
    Interest................................................  $     203   $    140   $    307
                                                              =========   ========   ========
    Income taxes............................................  $   1,385   $    950   $    789
                                                              =========   ========   ========
  Non-cash transactions during the year:
    Business Dispositions:
      Assets disposed.......................................  $     366   $     42   $  5,493
      Less: liabilities disposed............................        269         17      3,511
                                                              ---------   --------   --------
      Net assets disposed...................................  $      97   $     25   $  1,982
      Plus: equity securities received......................         43         --         --
      Less: cash disposed...................................         43          7        (13)
                                                              ---------   --------   --------
      Business disposition, net of cash disposed............  $      97   $     18   $  1,995
                                                              =========   ========   ========
    Contribution of equity securities to MetLife
      Foundation............................................  $       1   $     50   $     --
                                                              =========   ========   ========
    Purchase money mortgage on real estate sale.............  $      --   $      2   $    196
                                                              =========   ========   ========
    Real estate acquired in satisfaction of debt............  $       1   $      7   $     14
                                                              =========   ========   ========
    Transfer from funds withheld at interest to fixed
      maturities............................................  $      --   $    606   $     --
                                                              =========   ========   ========

     See Note 5 for non-cash reinsurance transaction

          See accompanying notes to consolidated financial statements.

             METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES.
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (collectively the "Company") is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. (the "Holding Company"). The Company offered automobile and homeowners insurance through Metropolitan Property and Casualty Insurance Company and its subsidiaries ("Met P&C"), which was sold to the Holding Company in 2003. Outside the United States, the Company has direct insurance operations in Canada and Asia.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) Metropolitan Life and its subsidiaries; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 6. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Met P&C, Metropolitan Tower Life Insurance Company ("MTL"), MetLife General Insurance Agency, Inc. and its subsidiaries, MetLife Securities, Inc. and N.L. Holding Corporation and its subsidiaries, which were sold to the Holding Company in 2003; and Newbury Insurance Company, Limited which was sold to the Holding Company and New England Pension and Annuity Company which was sold to MTL, both in 2004, are included in the accompanying consolidated financial statements until the respective dates of sale. The Company completed the sales of its wholly owned subsidiaries SSRM Holdings, Inc. ("SSRM") and P.T. Sejahtera ("MetLife Indonesia") to third parties on January 31, 2005, and September 29, 2005, respectively. The Company has reclassified the assets, liabilities and operations of SSRM and MetLife Indonesia into discontinued operations for all years presented in the consolidated financial statements. See Notes 15 and 16.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,388 million and $1,325 million at December 31, 2005 and 2004, respectively.

     Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include $1,166 million and $7,744 million relating to the net change in payables for collateral under securities loaned and other transactions reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC"), including value of business acquired ("VOBA"); (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; (ix) the liability for litigation and regulatory matters; and (x) accounting for employee benefit plans. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, mortgage and consumer loans, other limited partnerships, and real estate and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. VOBA, included in DAC reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis. Differences between actual experience and the assumptions used in pricing these policies and in the establishment of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits, including the Company's asbestos-related liability, are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. The data and variables that impact the assumptions used to estimate the Company's asbestos-related liability include the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, including asbestos-related cases, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  Employee Benefit Plans

     The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans require an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "-- Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist principally of leveraged leases and funds withheld at interest. The leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company regularly reviews residual values and impairs residuals to expected values as needed. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. Other invested assets also includes derivative revaluation gains and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies. Interest on funds withheld is reported in net investment income in the consolidated financial statements.

     The Company participates in structured investment transactions, primarily asset securitizations and structured notes. These transactions enhance the Company's total return on its investment portfolio principally by generating management fee income on asset securitizations and by providing equity-based returns on debt securities through structured notes and similar instruments.

     The Company sponsors financial asset securitizations of high yield debt securities, investment grade bonds and structured finance securities and also is the collateral manager and a beneficial interest holder in such transactions. As the collateral manager, the Company earns management fees on the outstanding securitized asset balance, which are recorded in income as earned. When the Company transfers assets to a bankruptcy-remote special purpose entity ("SPE") and surrenders control over the transferred assets, the transaction is accounted for as a sale. Gains or losses on securitizations are determined with reference to the carrying amount of the financial assets transferred, which is allocated to the assets sold and the beneficial interests retained based on relative fair values at the date of transfer. Beneficial interests in securitizations are carried at fair value in fixed maturities. Income on these beneficial interests is recognized using the prospective method. The SPEs used to securitize assets are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities. Prior to the adoption of Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin ("ARB") No. 51 ("FIN 46"), and its December 2003 revision ("FIN 46(r)"), such SPEs were not consolidated because they did not meet the criteria for consolidation under previous accounting guidance.

     The Company purchases or receives beneficial interests in SPEs, which generally acquire financial assets, including corporate equities, debt securities and purchased options. The Company has not guaranteed the performance, liquidity or obligations of the SPEs and the Company's exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company uses the beneficial interests as part of its risk management strategy, including asset-liability management. These SPEs are not consolidated by the Company because the Company has determined that it is not the primary beneficiary of these entities based on the framework provided in FIN 46(r). These beneficial interests are generally structured notes, which are included in fixed maturities, and their income is recognized using the retrospective interest method or the level

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

yield method, as appropriate. Impairments of these beneficial interests are included in net investment gains (losses).

  Trading Securities

     During 2005, the Company established a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities. Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffective, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheets at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1,069 million and $1,054 million at December 31, 2005 and 2004, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $445 million and $438 million at December 31, 2005 and 2004, respectively. Related depreciation and amortization expense was $94 million, $93 million and $99 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $877 million and $749 million at December 31, 2005 and 2004, respectively. Accumulated amortization of capitalized software was $584 million and $490 million at December 31, 2005 and 2004, respectively. Related amortization expense was $97 million, $126 million and $143 million for the years ended December 31, 2005, 2004 and 2003, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

     DAC is amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC and VOBA. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA are for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

     Changes in goodwill are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005     2004     2003
                                                              ------   ------   -------
                                                                    (IN MILLIONS)
Balance, beginning of year..................................   $217     $218     $ 405
Acquisitions................................................      1        1         3
Dispositions and other......................................    (18)      (2)     (190)
                                                               ----     ----     -----
Balance, end of year........................................   $200     $217     $ 218
                                                               ====     ====     =====

  Liability for Future Policy Benefits and Policyholder Account Balances


     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after DAC is written off.



     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of (i) the present value of future benefit payments and related expenses less the present value of future net

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


premiums and (ii) premium deficiency reserve. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.


     Participating business represented approximately 10% and 12% of the Company's life insurance in-force, and 86% and 87% of the number of life insurance policies in-force, at December 31, 2005 and 2004, respectively. Participating policies represented approximately 35% and 34%, 37% and 37%, and 40% and 41% of gross and net life insurance premiums for the years ended December 31, 2005, 2004 and 2003, respectively. The percentages indicated are calculated excluding the business of the Reinsurance segment.


     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments and premium deficiency reserves. Interest rates used in establishing such liabilities range from 3% to 11%.


     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 8%.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 1% to 14%, less expenses, mortality charges, and withdrawals.

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2005, 2004 and 2003, the Company issued $4,018 million, $3,958 million and $4,349 million, respectively, in such obligations. During the years ended December 31, 2005, 2004 and 2003, there were repayments of $1,052 million, $150 million and $47 million respectively, of GICs under this program. Accordingly, the GICs outstanding, which are included in policyholder account balances in the accompanying consolidated balance sheets, were $12,149 million and $9,017 million at December 31, 2005 and 2004, respectively. Interest credited on the contracts for the years ended December 31, 2005, 2004 and 2003 was $384 million, $142 million and $58 million, respectively.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include advisory fees, broker/dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends


     Policyholder dividends are approved annually by Metropolitan Life and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by Metropolitan Life and its insurance subsidiaries.


  Federal Income Taxes


     The Company joins with the Holding Company and its includable affiliates in filing a consolidated U.S. federal income tax return. The consolidating companies have executed a tax allocation agreement. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to (from) the Holding Company to the extent that their income (losses and other credits) contributes to (reduce) the consolidated federal income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. The Company files state income tax returns on an individual corporate basis.



     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Reinsurance


     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

     The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contact fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $1.7 billion were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Stock-Based Compensation

     MetLife, Inc. and the Company account for stock-based compensation plans using the prospective fair value accounting method prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), as amended by SFAS No. 148, Accounting for Stock-Based Compensation -- Transition and Disclosure ("SFAS 148"). The fair value method requires compensation cost to be measured based on the fair value of the equity instrument at the grant or award date. MetLife, Inc. allocates substantially all of the stock option expense to the Company.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Stock-based compensation grants prior to January 1, 2003 are accounted for using the intrinsic value method prescribed by Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25").
Note 12 includes the pro forma disclosures required by SFAS No. 123, as amended. The intrinsic value method represents the quoted market price or fair value of the equity award at the measurement date less the amount, if any, the employee is required to pay.

     Stock-based compensation is accrued over the vesting period of the grant or award.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that
       (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. As a result of the adoption of Issue B36, the Company recorded a cumulative effect of a change in accounting of $26 million, net of income taxes, for the year ended December 31, 2003.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     In September 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. EITF 05-7 will be applied prospectively and is effective for all debt modifications occurring in periods beginning after December 15, 2005. EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the EITF reached consensus on Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid in capital. EITF 05-8 will be applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments, and is effective for periods beginning after December 15, 2005. EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In December 2004, the FASB issued SFAS 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"), which revised SFAS 123 and supersedes APB 25. SFAS 123(r) provides additional guidance on determining whether certain financial instruments awarded in share-based payment transactions are liabilities. SFAS 123(r) also requires that the cost of all share-based transactions be measured at fair value and recognized over the period during which an employee is required to provide service in exchange for an award. The SEC issued a final ruling in April 2005 allowing a public company that is not a small business issuer to implement SFAS 123(r) at the beginning of the next fiscal year after June 15, 2005. Thus, the revised pronouncement must be adopted by the Company by January 1, 2006. As permitted under SFAS 148, Accounting for Stock-Based Compensation -- Transition and Disclosure -- an amendment of FASB Statement No. 123, the Company elected to use the prospective method of accounting for stock options granted subsequent to December 31, 2002. Options granted prior to January 1, 2003 will continue to be accounted for under the intrinsic value method until the adoption of SFAS 123(r). In addition, the pro forma impact of accounting for these options at fair value continued to be accounted for under the intrinsic value method until the last of those options vested in 2005. As all stock options currently accounted for under the intrinsic value method vested prior to the effective date, implementation of SFAS 123(r) will not have a significant impact on the Company's consolidated financial statements. See
Note 12.

     Effective July 1, 2004, the Company prospectively adopted FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"). FSP 106-2 provides accounting guidance to employers that sponsor postretirement health care plans that provide prescription drug benefits. The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 based on the Company's determination that the prescription drug benefits offered under certain

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. The postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the accumulated postretirement benefit obligation was reduced by $213 million at July 1, 2004. See Note 11.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective April 1, 2004, the Company adopted EITF Issue No. 03-6, Participating Securities and the Two -- Class Method under FASB Statement No. 128 ("EITF 03-6"). EITF 03-6 provides guidance on determining whether a security should be considered a participating security for purposes of computing earnings per common share and how earnings should be allocated to the participating security. EITF 03-6 did not have an impact on the Company's earnings per common share calculations or amounts.

     Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $8 million, which has been reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including VOBA and unearned revenue liability ("offsets"), under certain variable annuity and life contracts and income taxes. Certain other contracts sold by the Company provide for a return through periodic crediting rates, surrender adjustments or termination adjustments based on the total return of a contractually referenced pool of assets owned by the Company. To the extent that such contracts are not accounted for as derivatives under the provisions of SFAS No. 133 and not already credited to the contract account balance, under SOP 03-1 the change relating to the fair value of the referenced pool of assets is recorded as a liability with the change in the liability recorded as policyholder benefits and claims. Prior to the adoption of SOP 03-1, the Company recorded the change in such liability as other comprehensive income. At adoption, this change decreased net income and increased other comprehensive income by $33 million, net of income taxes, which were recorded as cumulative effects of changes in accounting. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC. Since the Company followed a similar approach prior to adoption of SOP 03-1, the provisions of SOP 03-1 relating to sales inducements had no significant impact on the Company's consolidated financial statements. In accordance with SOP 03-1's guidance for the reporting of certain separate accounts, at adoption, the Company also reclassified $1.7 billion of separate account assets to general account investments and $1.7 billion of separate account liabilities to future policy benefits and policyholder account balances. This reclassification decreased net income and increased other comprehensive income by $27 million, net of income taxes, which were reported as cumulative

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

effects of changes in accounting. Due to the adoption of SOP 03-1, the Company recorded a cumulative effect of a change in accounting of $52 million, net of income taxes of $27 million, for the year ended December 31, 2004.

     In December 2003, FASB revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits -- an Amendment of FASB Statements No. 87, 88 and 106 ("SFAS 132(r)"). SFAS 132(r) retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) was primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

     During 2003, the Company adopted FIN 46 and FIN 46(r). Certain of the Company's investments in real estate joint ventures and other limited partnership interests meet the definition of a variable interest entity ("VIE") and have been consolidated, in accordance with the transition rules and effective dates, because the Company is deemed to be the primary beneficiary. A VIE is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest; or
(ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46 as of February 1, 2003 did not have a significant impact on the Company's consolidated financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated. In accordance with the provisions of FIN 46(r), the Company elected to defer until March 31, 2004 the consolidation of interests in VIEs for non-SPEs acquired prior to February 1, 2003 for which it is the primary beneficiary. As of March 31, 2004, the Company consolidated assets and liabilities relating to real estate joint ventures of $78 million and $11 million, respectively, and assets and liabilities relating to other limited partnerships of $29 million and less than $1 million, respectively, for VIEs for which the Company was deemed to be the primary beneficiary. There was no impact to net income from the adoption of FIN 46.

     Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 10.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

2.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                                 DECEMBER 31, 2005
                                                 --------------------------------------------------
                                                  COST OR    GROSS UNREALIZED
                                                 AMORTIZED   -----------------   ESTIMATED    % OF
                                                   COST       GAIN      LOSS     FAIR VALUE   TOTAL
                                                 ---------   -------   -------   ----------   -----
                                                                   (IN MILLIONS)
U.S. corporate securities......................  $ 47,966    $2,506    $  358     $ 50,114     33.9%
Residential mortgage-backed securities.........    30,213       315       292       30,236     20.4
Foreign corporate securities...................    22,873     1,625       257       24,241     16.4
U.S. Treasury/agency securities................    17,858     1,333        18       19,173     13.0
Commercial mortgage-backed securities..........    10,793       194       102       10,885      7.4
Asset-backed securities........................     6,412        74        29        6,457      4.4
Foreign government securities..................     4,734       999        10        5,723      3.9
State and political subdivision securities.....       738        21        10          749      0.5
Other fixed maturity securities................       203        10        33          180      0.1
                                                 --------    ------    ------     --------    -----
  Total bonds..................................   141,790     7,077     1,109      147,758    100.0
Redeemable preferred stocks....................       139         1         1          139       --
                                                 --------    ------    ------     --------    -----
  Total fixed maturities.......................  $141,929    $7,078    $1,110     $147,897    100.0%
                                                 ========    ======    ======     ========    =====
Common stocks..................................  $  1,616    $  229    $   25     $  1,820     82.1%
Nonredeemable preferred stocks.................       373        27         3          397     17.9
                                                 --------    ------    ------     --------    -----
  Total equity securities......................  $  1,989    $  256    $   28     $  2,217    100.0%
                                                 ========    ======    ======     ========    =====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                   DECEMBER 31, 2004
                                                   --------------------------------------------------
                                                    COST OR    GROSS UNREALIZED
                                                   AMORTIZED   -----------------   ESTIMATED    % OF
                                                     COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                   ---------   --------   ------   ----------   -----
                                                                     (IN MILLIONS)
U.S. corporate securities........................  $ 51,398     $3,561     $144     $ 54,815     36.5%
Residential mortgage-backed securities...........    28,155        573       52       28,676     19.1
Foreign corporate securities.....................    21,545      2,381       65       23,861     15.9
U.S. Treasury/agency securities..................    14,938      1,271       19       16,190     10.8
Commercial mortgage-backed securities............    10,395        408       30       10,773      7.2
Asset-backed securities..........................     9,282        115       29        9,368      6.2
Foreign government securities....................     4,650        766       12        5,404      3.6
State and political subdivision securities.......       340         16        1          355      0.2
Other fixed maturity securities..................       519         46       33          532      0.3
                                                   --------     ------     ----     --------    -----
  Total bonds....................................   141,222      9,137      385      149,974     99.8
Redeemable preferred stocks......................       274         --       19          255      0.2
                                                   --------     ------     ----     --------    -----
  Total fixed maturities.........................  $141,496     $9,137     $404     $150,229    100.0%
                                                   ========     ======     ====     ========    =====
Common stocks....................................  $  1,329     $  238     $  5     $  1,562     82.1%
Nonredeemable preferred stocks...................       317         24       --          341     17.9
                                                   --------     ------     ----     --------    -----
  Total equity securities........................  $  1,646     $  262     $  5     $  1,903    100.0%
                                                   ========     ======     ====     ========    =====

     The Company held foreign currency derivatives with notional amounts of $4,946 million and $4,642 million to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $10,160 million and $11,199 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $388 million and $876 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities at fair value were $10 million and $84 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were $1 million and $(11) million at December 31, 2005 and 2004, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                              DECEMBER 31,
                                             -----------------------------------------------
                                                      2005                     2004
                                             ----------------------   ----------------------
                                              COST OR                  COST OR
                                             AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                               COST      FAIR VALUE     COST      FAIR VALUE
                                             ---------   ----------   ---------   ----------
                                                              (IN MILLIONS)
Due in one year or less....................  $  4,271     $  4,320    $  5,490     $  5,577
Due after one year through five years......    20,419       20,899      24,322       25,487
Due after five years through ten years.....    29,365       30,335      28,842       31,041
Due after ten years........................    40,317       44,626      34,736       39,052
                                             --------     --------    --------     --------
  Subtotal.................................    94,372      100,180      93,390      101,157
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities........    47,418       47,578      47,832       48,817
                                             --------     --------    --------     --------
  Subtotal.................................   141,790      147,758     141,222      149,974
Redeemable preferred stock.................       139          139         274          255
                                             --------     --------    --------     --------
  Total fixed maturities...................  $141,929     $147,897    $141,496     $150,229
                                             ========     ========    ========     ========

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Proceeds................................................  $97,347   $53,639   $48,390
Gross investment gains..................................  $   623   $   792   $   446
Gross investment losses.................................  $  (956)  $  (468)  $  (452)

     Gross investment losses above exclude writedowns recorded during 2005, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $64 million, $93 million and $328 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                  DECEMBER 31, 2005
                                       ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                       ----------------------   ----------------------   ----------------------
                                       ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                         FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                         VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                       ---------   ----------   ---------   ----------   ---------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities............   $12,171       $275       $2,295        $ 83       $14,466      $  358
Residential mortgage-backed
  securities.........................    18,839        267          884          25        19,723         292
Foreign corporate securities.........     6,947        199        1,621          58         8,568         257
U.S. Treasury/agency securities......     2,856         16          107           2         2,963          18
Commercial mortgage-backed
  securities.........................     5,323         89          401          13         5,724         102
Asset-backed securities..............     2,289         21          239           8         2,528          29
Foreign government securities........       429          9          161           1           590          10
State and political subdivision
  securities.........................       327         10           --          --           327          10
Other fixed maturity securities......        --         29           38           4            38          33
                                        -------       ----       ------        ----       -------      ------
  Total bonds........................    49,181        915        5,746         194        54,927       1,109
Redeemable preferred stocks..........        48          1           --          --            48           1
                                        -------       ----       ------        ----       -------      ------
  Total fixed maturities.............   $49,229       $916       $5,746        $194       $54,975      $1,110
                                        =======       ====       ======        ====       =======      ======
Equity securities....................   $   409       $ 24       $   57        $  4       $   466      $   28
                                        =======       ====       ======        ====       =======      ======
Total number of securities in an
  unrealized loss position...........     3,607                     675                     4,282
                                        =======                  ======                   =======

                                                                  DECEMBER 31, 2004
                                       ------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                        LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                       ----------------------   ----------------------   ----------------------
                                       ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                         FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                         VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                       ---------   ----------   ---------   ----------   ---------   ----------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities............   $ 8,122       $ 97       $1,081        $ 47       $ 9,203       $144
Residential mortgage-backed
  securities.........................     7,257         49          215           3         7,472         52
Foreign corporate securities.........     3,234         52          413          13         3,647         65
U.S. Treasury/agency securities......     4,399         19            1          --         4,400         19
Commercial mortgage-backed
  securities.........................     3,137         27          136           3         3,273         30
Asset-backed securities..............     3,424         22          203           7         3,627         29
Foreign government securities........       490          8           39           4           529         12
State and political subdivision
  securities.........................        37         --           14           1            51          1
Other fixed maturity securities......        37         33           12          --            49         33
                                        -------       ----       ------        ----       -------       ----
  Total bonds........................    30,137        307        2,114          78        32,251        385
Redeemable preferred stocks..........       255         19           --          --           255         19
                                        -------       ----       ------        ----       -------       ----
  Total fixed maturities.............   $30,392       $326       $2,114        $ 78       $32,506       $404
                                        =======       ====       ======        ====       =======       ====
Equity securities....................   $    78       $  5       $    4        $ --       $    82       $  5
                                        =======       ====       ======        ====       =======       ====
Total number of securities in an
  unrealized loss position...........     2,896                     248                     3,144
                                        =======                  ======                   =======

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                       DECEMBER 31, 2005
                                  ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                    AMORTIZED COST     UNREALIZED LOSSES        SECURITIES
                                  ------------------   ------------------   ------------------
                                  LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                     20%       MORE       20%       MORE       20%       MORE
                                  ---------   ------   ---------   ------   ---------   ------
                                           (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months............   $43,966     $68      $  732      $18       2,827       89
Six months or greater but less
  than nine months..............     2,666       4          82        2         268        7
Nine months or greater but less
  than twelve months............     3,874      --         106       --         415        1
Twelve months or greater........     5,980      21         193        5         668        7
                                   -------     ---      ------      ---       -----      ---
  Total.........................   $56,486     $93      $1,113      $25       4,178      104
                                   =======     ===      ======      ===       =====      ===

                                                       DECEMBER 31, 2004
                                  ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                    AMORTIZED COST     UNREALIZED LOSSES        SECURITIES
                                  ------------------   ------------------   ------------------
                                  LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                     20%       MORE       20%       MORE       20%       MORE
                                  ---------   ------   ---------   ------   ---------   ------
                                           (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months............   $22,449     $51       $194       $12       2,020      117
Six months or greater but less
  than nine months..............     7,039       8         94         1         593        5
Nine months or greater but less
  than twelve months............     1,235      19         26         4         156        5
Twelve months or greater........     2,176      20         63        15         241        7
                                   -------     ---       ----       ---       -----      ---
  Total.........................   $32,899     $98       $377       $32       3,010      134
                                   =======     ===       ====       ===       =====      ===

     As of December 31, 2005, $1,113 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $377 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $25 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. Of such unrealized losses of $25 million, $18 million have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, $32 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 33% of the cost or amortized cost of such securities. Of such unrealized losses of $32 million, $12 million have been in an unrealized loss position for a period of less than six months.

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $19,479 million and $23,325 million and an estimated fair value of $20,417 million and $24,625 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $20,975 million and $25,230 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. Security collateral of $33 million and $17 million, respectively, at December 31, 2005 and 2004 on deposit from customers in connection with the securities lending transactions may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,473 million and $1,315 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,492 million and $1,880 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans were categorized as follows:

                                                               DECEMBER 31,
                                                   -------------------------------------
                                                         2005                2004
                                                   -----------------   -----------------
                                                   AMOUNT    PERCENT   AMOUNT    PERCENT
                                                   -------   -------   -------   -------
                                                               (IN MILLIONS)
Commercial mortgage loans........................  $26,574      80%    $25,432      80%
Agricultural mortgage loans......................    6,242      19       5,654      18
Consumer loans...................................      427       1         639       2
                                                   -------     ---     -------     ---
  Total..........................................   33,243     100%     31,725     100%
                                                               ===                 ===
Less: Valuation allowances.......................      149                 154
                                                   -------             -------
  Mortgage and consumer loans....................  $33,094             $31,571
                                                   =======             =======

     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2005, approximately 20%, 9% and 7% of the properties were located in California, New York and Illinois, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Of the mortgage loans held at December 31, 2005 and 2004, $781 million and $1,480 million, respectively, of the loans granted, were in connection with Metropolitan Insurance and Annuity Company's ("MIAC"), a related party, purchase of real estate from the Company in 2001 and 2003. MIAC was merged into MTL, also a related party, in 2004. In 2005, MTL sold its 200 Park Avenue real estate property located in New York City, to a third party for $1.72 billion. Concurrent with the sale, MTL repaid the related $690 million mortgage, including accrued interest, it owed to the Company. Based on the terms of the loan agreement, the Company also received a $120 million prepayment fee from MTL, which was recognized as investment income when received.

     In addition, the Company has also loaned money to certain real estate joint ventures which are recorded as mortgage loans. The carrying values of such mortgages were $379 million and $641 million at December 31, 2005 and 2004, respectively.

     Changes in loan valuation allowances for mortgage and consumer loans were as follows:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Balance, beginning of year..................................  $154   $126   $122
Additions...................................................    43     56     50
Deductions..................................................   (48)   (28)   (46)
                                                              ----   ----   ----
Balance, end of year........................................  $149   $154   $126
                                                              ====   ====   ====

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                              DECEMBER 31,
                                                              -------------
                                                              2005    2004
                                                              -----   -----
                                                              (IN MILLIONS)
Impaired mortgage loans with valuation allowances...........   $11    $178
Impaired mortgage loans without valuation allowances........    86     115
                                                               ---    ----
  Total.....................................................    97     293
Less: Valuation allowances on impaired loans................     2      40
                                                               ---    ----
  Impaired loans............................................   $95    $253
                                                               ===    ====

     The average investment in impaired loans was $152 million, $376 million and $615 million for the years ended December 31, 2005, 2004 and 2003, respectively. Interest income on impaired loans was $6 million, $25 million and $55 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     The investment in restructured loans was $37 million and $121 million at December 31, 2005 and 2004, respectively. Interest income of $2 million, $9 million and $19 million was recognized on restructured loans for the years ended December 31, 2005, 2004 and 2003, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $3 million, $11 million and $24 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     Mortgage and consumer loans with scheduled payments of 60 days (90 days for agricultural mortgages) or more past due or in foreclosure had an amortized cost of $30 million and $35 million at December 31, 2005 and 2004, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

 REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:

                                                               DECEMBER 31,
                                                              ---------------
                                                               2005     2004
                                                              ------   ------
                                                               (IN MILLIONS)
Real estate and real estate joint ventures
  held-for-investment.......................................  $4,205   $2,761
Impairments.................................................    (118)    (118)
                                                              ------   ------
  Total.....................................................   4,087    2,643
                                                              ------   ------
Real estate held-for-sale...................................      --      694
Impairments.................................................      --      (16)
                                                              ------   ------
  Total.....................................................      --      678
                                                              ------   ------
     Real estate and real estate joint ventures.............  $4,087   $3,321
                                                              ======   ======

     Accumulated depreciation on real estate was $993 million and $1,222 million at December 31, 2005 and 2004, respectively. Related depreciation expense was $103 million, $116 million and $124 million for the years ended December 31, 2005, 2004 and 2003, respectively. These amounts include $9 million, $37 million and $51 million of depreciation expense related to discontinued operations for the years ended December 31, 2005, 2004 and 2003, respectively.

     Real estate and real estate joint ventures were categorized as follows:

                                                                DECEMBER 31,
                                                     -----------------------------------
                                                           2005               2004
                                                     ----------------   ----------------
                                                     AMOUNT   PERCENT   AMOUNT   PERCENT
                                                     ------   -------   ------   -------
                                                                (IN MILLIONS)
Office.............................................  $2,529      62%    $1,800      55%
Retail.............................................     612      15        556      17
Apartments.........................................     447      11        514      15
Land...............................................      40       1         47       1
Agriculture........................................       2      --          1      --
Other..............................................     457      11        403      12
                                                     ------     ---     ------     ---
  Total............................................  $4,087     100%    $3,321     100%
                                                     ======     ===     ======     ===

     The Company's real estate holdings are primarily located in the United States. At December 31, 2005, approximately 26%, 17% and 15% of the Company's real estate holdings were located in California, Texas and New York, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Changes in the real estate and real estate joint ventures held-for-sale valuation allowance were as follows:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Balance, beginning of year..................................  $ 4    $ 12   $ 11
Additions...................................................    5      13     17
Deductions..................................................   (9)    (21)   (16)
                                                              ---    ----   ----
Balance, end of year........................................  $--    $  4   $ 12
                                                              ===    ====   ====

     Investment income related to impaired real estate and real estate joint ventures held-for-investment was $7 million, $15 million and $34 million for the years ended December 31, 2005, 2004 and 2003, respectively. There was no investment income (expense) related to impaired real estate and real estate joint ventures held-for-sale for the year ended December 31, 2005. Investment income (expense) related to impaired real estate and real estate joint ventures held-for-sale was ($1) million and $1 million for the years ended December 31, 2004 and 2003, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $30 million and $38 million at December 31, 2005 and 2004, respectively.

     The Company owned no real estate acquired in satisfaction of debt at December 31, 2005. The Company owned real estate acquired in satisfaction of debt of $1 million at December 31, 2004.

  LEVERAGED LEASES

     Leveraged leases, included in other invested assets, consisted of the following:

                                                               DECEMBER 31,
                                                              ---------------
                                                               2005     2004
                                                              ------   ------
                                                               (IN MILLIONS)
Investment..................................................  $  991   $1,059
Estimated residual values...................................     735      480
                                                              ------   ------
  Total.....................................................   1,726    1,539
Unearned income.............................................    (645)    (424)
                                                              ------   ------
  Leveraged leases..........................................  $1,081   $1,115
                                                              ======   ======

     The investment amounts set forth above are generally due in monthly installments. The payment periods generally range from one to 15 years, but in certain circumstances are as long as 30 years. These receivables are generally collateralized by the related property. The Company's deferred income tax liability related to leveraged leases was $605 million and $757 million at December 31, 2005 and 2004, respectively.

  FUNDS WITHHELD AT INTEREST

     Included in other invested assets at December 31, 2005 and 2004, were funds withheld at interest of $3,479 million and $2,788 million, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Fixed maturities........................................  $ 8,600   $ 8,085   $ 7,765
Equity securities.......................................       42        65        27
Mortgage and consumer loans.............................    2,246     1,957     1,932
Real estate and real estate joint ventures..............      592       484       425
Policy loans............................................      497       492       510
Other limited partnership interests.....................      676       324        80
Cash, cash equivalents and short-term investments.......      113        64        83
Other...................................................      381       179       175
                                                          -------   -------   -------
  Total.................................................   13,147    11,650    10,997
Less: Investment expenses...............................    1,397       832       730
                                                          -------   -------   -------
  Net investment income.................................  $11,750   $10,818   $10,267
                                                          =======   =======   =======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities............................................  $(518)   $  81    $(373)
Equity securities...........................................    121      150       39
Mortgage and consumer loans.................................     31       54      (51)
Real estate and real estate joint ventures..................      7        5       20
Other limited partnership interests.........................     43       53      (84)
Derivatives.................................................    415     (232)     (91)
Other.......................................................     80      171       14
                                                              -----    -----    -----
  Total net investment gains (losses).......................  $ 179    $ 282    $(526)
                                                              =====    =====    =====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Fixed maturities........................................  $ 5,972   $ 8,571   $ 8,094
Equity securities.......................................      225       270       353
Derivatives.............................................     (207)     (494)     (395)
Minority Interest.......................................     (171)     (103)      (61)
Other...................................................      (82)       34         6
                                                          -------   -------   -------
  Total.................................................    5,737     8,278     7,997
                                                          -------   -------   -------
Amounts related to:
  Future policy benefit loss recognition................   (1,259)   (1,953)   (1,453)
  DAC and VOBA..........................................     (148)     (407)     (495)
  Participating contracts...............................       --        --      (117)
  Policyholder dividend obligation......................   (1,492)   (2,119)   (2,130)
                                                          -------   -------   -------
  Total.................................................   (2,899)   (4,479)   (4,195)
                                                          -------   -------   -------
Deferred income taxes...................................   (1,029)   (1,391)   (1,397)
                                                          -------   -------   -------
  Total.................................................   (3,928)   (5,870)   (5,592)
                                                          -------   -------   -------
     Net unrealized investment gains (losses)...........  $ 1,809   $ 2,408   $ 2,405
                                                          =======   =======   =======

     The changes in net unrealized investment gains (losses) were as follows:

                                                            YEARS ENDED DECEMBER 31,
                                                            -------------------------
                                                             2005      2004     2003
                                                            -------   ------   ------
                                                                  (IN MILLIONS)
Balance, beginning of year................................  $ 2,408   $2,405   $1,991
Unrealized investment gains (losses) during the year......   (2,556)     281      994
Unrealized investment gains (losses) of subsidiaries at
  date of sale............................................       15       --      269
Unrealized investment gains (losses) relating to:
  Future policy benefit gains (losses) recognition........      694     (500)    (211)
  DAC and VOBA............................................      259       88     (129)
  Participating contracts.................................       --      117       12
  Policyholder dividend obligation........................      627       11     (248)
Deferred income taxes.....................................      362        6     (273)
                                                            -------   ------   ------
Balance, end of year......................................  $ 1,809   $2,408   $2,405
                                                            -------   ------   ------
Net change in unrealized investment gains (losses)........  $  (599)  $    3   $  414
                                                            =======   ======   ======

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  TRADING SECURITIES

     Net investment income for the year ended December 31, 2005 includes $3 million of losses on securities classified as trading. The $3 million primarily relates to net losses recognized on trading securities sold during the year ended December 31, 2005. For the year ended December 31, 2005, changes in fair value on trading securities held at December 31, 2005 were less than $1 million. The Company did not hold any trading securities during the years ended December 31, 2004 and 2003.

  STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $362 million and $636 million at December 31, 2005 and 2004, respectively. The related net investment income recognized was $28 million, $44 million and $78 million for the years ended December 31, 2005, 2004 and 2003, respectively.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that (i) it is the primary beneficiary and which are consolidated in the Company's consolidated financial statements at December 31, 2005; and (ii) it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                         DECEMBER 31, 2005
                                    -----------------------------------------------------------
                                        PRIMARY BENEFICIARY          NOT PRIMARY BENEFICIARY
                                    ----------------------------   ----------------------------
                                      TOTAL     MAXIMUM EXPOSURE     TOTAL     MAXIMUM EXPOSURE
                                    ASSETS(1)      TO LOSS(2)      ASSETS(1)      TO LOSS(2)
                                    ---------   ----------------   ---------   ----------------
                                                           (IN MILLIONS)
Asset-backed securitizations and
  collateralized debt
  obligations.....................    $ --            $ --          $ 3,728         $  394
Real estate joint ventures(3).....     304             114              150             --
Other limited partnerships(4).....      48              35           15,030          1,966
Other investments(5)..............      --              --            3,522            177
                                      ----            ----          -------         ------
  Total...........................    $352            $149          $22,430         $2,537
                                      ====            ====          =======         ======

---------------

(1) The assets of the asset-backed securitizations and collateralized debt obligations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations and collateralized debt obligations is equal to the carrying amounts of participation or retained interests. In addition, the Company provides collateral management services for certain of these structures for which it collects a management fee. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

(4) Other limited partnerships include partnerships established for the purpose of investing in real estate funds, public and private debt and equity securities, as well as limited partnerships established for the purpose of investing in low-income housing that qualifies for federal tax credits.

(5) Other investments include securities that are not asset-backed securitizations or collateralized debt obligations.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                        DECEMBER 31, 2005                 DECEMBER 31, 2004
                                 -------------------------------   -------------------------------
                                             CURRENT MARKET OR                 CURRENT MARKET OR
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
Interest rate swaps............  $12,857     $294       $ 12       $12,215     $276      $   19
Interest rate floors...........    6,515       80         --         2,065       24          --
Interest rate caps.............   24,970      224         --         7,045       12          --
Financial futures..............       63        1         --           417       --           5
Foreign currency swaps.........    9,256       74        852         7,457      149       1,274
Foreign currency forwards......    2,333       26         41           888       --          57
Options........................      221        2          2           263        8           7
Financial forwards.............    2,446       13          1           326       --          --
Credit default swaps...........    4,789       11          9         1,879       10           5
Synthetic GICs.................    5,477       --         --         5,869       --          --
Other..........................      250        9         --           450        1           1
                                 -------     ----       ----       -------     ----      ------
  Total........................  $69,177     $734       $917       $38,874     $480      $1,368
                                 =======     ====       ====       =======     ====      ======

     The above table does not include notional values for equity financial forwards. At December 31, 2005 and 2004, the Company owned 132,000 and no equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                          REMAINING LIFE
                                     --------------------------------------------------------
                                                  AFTER        AFTER
                                                 ONE YEAR    FIVE YEARS
                                     ONE YEAR    THROUGH      THROUGH       AFTER
                                     OR LESS    FIVE YEARS   TEN YEARS    TEN YEARS    TOTAL
                                     --------   ----------   ----------   ---------   -------
                                                          (IN MILLIONS)
Interest rate swaps................  $ 3,679     $ 3,607      $ 2,429      $3,142     $12,857
Interest rate floors...............       --         325        6,190          --       6,515
Interest rate caps.................   12,900      12,070           --          --      24,970
Financial futures..................       63          --           --          --          63
Foreign currency swaps.............      216       3,812        4,350         878       9,256
Foreign currency forwards..........    2,333          --           --          --       2,333
Options............................      220          --            1          --         221
Financial forwards.................      446          --           --       2,000       2,446
Credit default swaps...............      580       3,960          249          --       4,789
Synthetic GICs.....................    4,751         726           --          --       5,477
Other..............................      250          --           --          --         250
                                     -------     -------      -------      ------     -------
  Total............................  $25,438     $24,500      $13,219      $6,020     $69,177
                                     =======     =======      =======      ======     =======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

The value of interest rate futures is substantially impacted in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Swaptions are used by the Company primarily to sell, or monetize, embedded call options in its fixed rate liabilities. A swaption is an option to enter into a swap with an effective date equal to the exercise date of the embedded call and a maturity date equal to the maturity date of the underlying liability. The Company receives a premium for entering into the swaption. Swaptions are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward starting swaps where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

     Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. TRRs can be used as hedges or RSATs and are included in the other classification in the preceding table.

     A synthetic GIC is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        DECEMBER 31, 2005                 DECEMBER 31, 2004
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)
Fair value.....................  $ 4,419     $ 50       $104       $ 4,850     $173      $  233
Cash flow......................    6,233       29        437         8,057       40         664
Foreign operations.............      834        2         37           535       --          47
Non-qualifying.................   57,691      653        339        25,432      267         424
                                 -------     ----       ----       -------     ----      ------
  Total........................  $69,177     $734       $917       $38,874     $480      $1,368
                                 =======     ====       ====       =======     ====      ======

     The following table provides the settlement payments recorded in income for the:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005     2004      2003
                                                              ------   -------   ------
                                                                    (IN MILLIONS)
Qualifying hedges:
  Net investment income.....................................   $ 42     $(144)    $(61)
  Interest credited to policyholder account balances........     17        45       --
Non-qualifying hedges:
  Net investment gains (losses).............................     86        51       84
                                                               ----     -----     ----
     Total..................................................   $145     $ (48)    $ 23
                                                               ====     =====     ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004     2003
                                                              -------   ------   -------
                                                                    (IN MILLIONS)
Changes in the fair value of derivatives....................   $(118)    $ 64     $(184)
Changes in the fair value of the items hedged...............     116      (49)      158
                                                               -----     ----     -----
Net ineffectiveness of fair value hedging activities........   $  (2)    $ 15     $ (26)
                                                               =====     ====     =====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued; and (vi) financial forwards to buy and sell securities.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized net investment gains (losses) of ($21) million, ($31) million, and ($67) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. The net amounts reclassified into net investment gains (losses) for the years ended December 31, 2005, 2004 and 2003 related to such discontinued cash flow hedges were losses of $42 million, $29 million and $0 million, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a roll forward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Other comprehensive income (loss) balance at the beginning
  of the year...............................................  $(447)   $(385)   $ (24)
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............    196      (98)    (367)
Amounts reclassified to net investment gains (losses).......     44       41       12
Amounts reclassified to net investment income...............      2        2        2
Amortization of transition adjustment.......................     (2)      (7)      (8)
                                                              -----    -----    -----
Other comprehensive income (loss) balance at the end of the
  year......................................................  $(207)   $(447)   $(385)
                                                              =====    =====    =====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2005, approximately $7 million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the years ended December 31, 2005, 2004 and 2003 include losses of $27 million, $47 million and $10 million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. At December 31, 2005 and 2004, the cumulative foreign currency translation loss recorded in Accumulated other comprehensive income ("AOCI") related to these hedges was approximately $84 million and $57 million, respectively. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in AOCI are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) swaptions to sell embedded call options in fixed rate liabilities;
(iv) credit default swaps to minimize its exposure to adverse movements in credit; (v) credit default swaps to diversify its credit risk exposure in certain portfolios; (vi) interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(vii) swap spread locks to hedge invested assets against the risk of changes in credit spreads; (viii) financial forwards to buy and sell securities; (ix) synthetic GICs to synthetically create traditional GICs; (x) RSATs and TRRs to synthetically create investments; and (xi) basis swaps to better match the cash flows from assets and related liabilities.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of $401 million, ($107) million and ($110) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed rate of return contracts, guaranteed minimum withdrawal, accumulation, and interest benefit contracts, and modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $50 million and $43 million at December 31, 2005 and 2004, respectively. The fair value of the Company's embedded derivative liabilities was $10 million and $26 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) during the years ended December 31, 2005, 2004 and 2003 were gains of $29 million, $34 million and $19 million, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005, the Company was obligated to return cash collateral under its control of $34 million, but held no non-cash collateral. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The Company did not have any cash or other collateral related to derivative instruments at December 31, 2004.

     As of December 31, 2005 and 2004, the Company had not pledged any collateral related to derivative instruments.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                           DEFERRED
                                                            POLICY      VALUE OF
                                                          ACQUISITION   BUSINESS
                                                             COSTS      ACQUIRED    TOTAL
                                                          -----------   --------   -------
                                                                   (IN MILLIONS)
Balance at January 1, 2003..............................    $ 8,790       $871     $ 9,661
  Capitalizations.......................................      1,982         --       1,982
  Acquisitions..........................................        218         --         218
                                                            -------       ----     -------
       Total............................................     10,990        871      11,861
                                                            -------       ----     -------
  Less: Amortization related to:
     Net investment gains (losses)......................         10         (5)          5
     Unrealized investment gains (losses)...............        138         (9)        129
     Other expenses.....................................      1,332         49       1,381
                                                            -------       ----     -------
       Total amortization...............................      1,480         35       1,515
                                                            -------       ----     -------
  Less: Dispositions and other..........................       (120)        --        (120)
                                                            -------       ----     -------
Balance at December 31, 2003............................      9,390        836      10,226
  Capitalizations.......................................      1,817         --       1,817
                                                            -------       ----     -------
       Total............................................     11,207        836      12,043
                                                            -------       ----     -------
  Less: Amortization related to:
     Net investment gains (losses)......................          5          1           6
     Unrealized investment gains (losses)...............        (12)       (76)        (88)
     Other expenses.....................................      1,058         81       1,139
                                                            -------       ----     -------
       Total amortization...............................      1,051          6       1,057
                                                            -------       ----     -------
  Less: Dispositions and other..........................         99        (23)         76
                                                            -------       ----     -------
Balance at December 31, 2004............................     10,255        807      11,062
  Capitalizations.......................................      1,619         --       1,619
                                                            -------       ----     -------
       Total............................................     11,874        807      12,681
                                                            -------       ----     -------
  Less: Amortization related to:
     Net investment gains (losses)......................         13          2          15
     Unrealized investment gains (losses)...............       (244)       (15)       (259)
     Other expenses.....................................      1,304         66       1,370
                                                            -------       ----     -------
       Total amortization...............................      1,073         53       1,126
                                                            -------       ----     -------
  Less: Dispositions and other..........................       (120)         3        (117)
                                                            -------       ----     -------
Balance at December 31, 2005............................    $10,681       $757     $11,438
                                                            =======       ====     =======

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $65 million in 2006, $63 million in 2007, $61 million in 2008, $61 million in 2009 and $37 million in 2010.

     Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

  SALES INDUCEMENTS

     Changes in deferred sales inducements, which are reported within other assets in the consolidated balance sheets, are as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                              -------------
                                                              2005    2004
                                                              -----   -----
                                                              (IN MILLIONS)
Balance at January 1........................................   $75     $52
  Capitalization............................................    29      29
  Amortization..............................................    (9)     (6)
                                                               ---     ---
Balance at December 31......................................   $95     $75
                                                               ===     ===

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to property and casualty, group accident and non-medical health policies and contracts, which are reported within future policyholder benefits in the consolidated balance sheets:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Balance at January 1....................................  $ 3,847   $ 3,560   $ 4,821
  Less: Reinsurance recoverables........................     (287)     (284)     (496)
                                                          -------   -------   -------
Net balance at January 1................................    3,560     3,276     4,325
                                                          -------   -------   -------
Incurred related to:
  Current year..........................................    2,791     2,491     3,816
  Prior years...........................................      (41)       (9)       28
                                                          -------   -------   -------
                                                            2,750     2,482     3,844
                                                          -------   -------   -------
Paid related to:
  Current year..........................................   (1,667)   (1,519)   (2,153)
  Prior years...........................................     (742)     (679)   (1,290)
                                                          -------   -------   -------
                                                           (2,409)   (2,198)   (3,443)
                                                          -------   -------   -------
Dispositions............................................       --        --    (1,450)
Net Balance at December 31..............................    3,901     3,560     3,276
  Add: Reinsurance recoverables.........................      290       287       284
                                                          -------   -------   -------
Balance at December 31..................................  $ 4,191   $ 3,847   $ 3,560
                                                          =======   =======   =======

     As a result of changes in estimates of insured events in the prior years, the claims and claim adjustment expenses decreased $41 million in 2005 due to a refinement in the estimation methodology for non-medical health long-term care claim reserves, improved loss ratio reserves for non-medical health claim reserves and improved claim management.

     In 2004, the claims and claim adjustment expense decreased by $9 million due to improved loss ratios in non-medical health claim reserves and improved claims management.

     In 2003, prior to the sale of Met P&C, the claims and claim adjustment expense increased by $28 million as a result of the re-evaluation of loss trends related to the automobile line of business.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and
(ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid up benefit.

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

ANNUITY CONTRACTS

                                                                    DECEMBER 31,
                                           ---------------------------------------------------------------
                                                        2005                             2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                    (IN MILLIONS)
RETURN OF NET DEPOSITS
  Account value..........................    $   2,527              N/A       $   2,039              N/A
  Net amount at risk.....................    $       1(1)           N/A       $      11(1)           N/A
  Average attained age of
     contractholders.....................     58 years              N/A        58 years              N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value..........................    $  31,646        $   3,847       $  29,834        $   2,659
  Net amount at risk.....................    $     521(1)     $      17(2)    $     735(1)     $       7(2)
  Average attained age of
     contractholders.....................     60 years         57 years        61 years         56 years
TWO TIER ANNUITIES
  General account value..................          N/A        $     299             N/A        $     301
  Net amount at risk.....................          N/A        $      36(3)          N/A        $      36(3)
  Average attained age of
     contractholders.....................          N/A         58 years             N/A         58 years

UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                                    DECEMBER 31,
                                                ----------------------------------------------------
                                                          2005                        2004
                                                ------------------------    ------------------------
                                                SECONDARY      PAID UP      SECONDARY      PAID UP
                                                GUARANTEES    GUARANTEES    GUARANTEES    GUARANTEES
                                                ----------    ----------    ----------    ----------
                                                                   (IN MILLIONS)
Account value (general and separate
  account)....................................  $   5,413     $   1,680     $   4,715     $   1,659
Net amount at risk............................  $  98,907(1)  $  15,633(1)  $  94,163(1)  $  16,830(1)
Average attained age of policyholders.........   45 years      52 years      45 years      51 years

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

(3) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                       ANNUITY CONTRACTS          UNIVERSAL AND VARIABLE
                                 ------------------------------       LIFE CONTRACTS
                                                   GUARANTEED     -----------------------
                                   GUARANTEED     ANNUITIZATION   SECONDARY     PAID UP
                                 DEATH BENEFITS     BENEFITS      GUARANTEES   GUARANTEES   TOTAL
                                 --------------   -------------   ----------   ----------   -----
                                                          (IN MILLIONS)
Balance at January 1, 2004.....       $ 8              $16           $ 6          $ 6       $ 36
Incurred guaranteed benefits...         4               (9)            4            1         --
Paid guaranteed benefits.......        (6)              --            (4)          --        (10)
                                      ---              ---           ---          ---       ----
Balance at December 31, 2004...         6                7             6            7         26
Incurred guaranteed benefits...         4               --             2            5         11
Paid guaranteed benefits.......        (2)              --            (1)          --         (3)
                                      ---              ---           ---          ---       ----
Balance at December 31, 2005...       $ 8              $ 7           $ 7          $12       $ 34
                                      ===              ===           ===          ===       ====

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
Mutual Fund Groupings
  Equity....................................................  $21,143   $18,873
  Bond......................................................    2,606     2,270
  Balanced..................................................    1,074       886
  Money Market..............................................      206       212
  Specialty.................................................      229        79
                                                              -------   -------
     TOTAL..................................................  $25,258   $22,320
                                                              =======   =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $57,406 million and $53,382 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $15,746 million and $15,125 million at December 31, 2005 and 2004, respectively. The latter category consisted primarily of Met Managed Guaranteed Interest Contracts and participating close-out contracts. The average interest rates credited on these contracts were 4.5% and 4.7% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1,058 million, $998 million and $899 million for the years ended December 31, 2005, 2004 and 2003, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2005, fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheets include $0 million, $30 million and $1 million, respectively, of the Company's proportional interest in separate accounts. At December 31, 2004, fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheets include $27 million, $20 million and $1 million, respectively, of the Company's proportional interest in separate accounts.

     For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies that it wrote through its various franchises. This practice was initiated by the different franchises for different products starting at various points in time between 1992 and 2000. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $25 million per life on single life policies and $30 million per life on survivorship policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. In addition, the Company reinsures a significant portion of the mortality risk on its universal life policies issued since 1983. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company had also protected itself through the purchase of combination risk coverage. This reinsurance coverage pooled risks from several lines of business and included individual and group life claims in excess of $2 million per policy. This combination risk coverage was commuted during 2005, resulting in a $2 million reduction in premiums and annuity considerations.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     In the Reinsurance Segment, Reinsurance Group of America, Incorporated ("RGA") retains a maximum of $6 million of coverage per individual life with respect to its assumed reinsurance business.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:


                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Direct premiums earned..................................  $16,466   $15,347   $16,794
Reinsurance assumed.....................................    5,046     4,330     3,565
Reinsurance ceded.......................................   (2,256)   (2,240)   (2,260)
                                                          -------   -------   -------
Net premiums earned.....................................  $19,256   $17,437   $18,099
                                                          =======   =======   =======
Reinsurance recoveries netted against policyholder
  benefits and claims...................................  $ 1,495   $ 1,626   $ 2,032
                                                          =======   =======   =======



     Written premiums are not materially different than earned premiums presented in the preceding table.



     For the years ended December 31, 2005, 2004, and 2003, ceded and assumed include affiliated transactions of $529 million, $457 million and $436 million, respectively.


     Reinsurance recoverables, included in premiums and other receivables, were $3,796 million and $3,735 million at December 31, 2005 and 2004, respectively, including $1,261 million and $1,302 million, respectively, relating to reinsurance of long-term guaranteed interest contracts and structured settlement lump sum contracts accounted for as a financing transaction. Reinsurance and ceded commissions payables, included in other liabilities, were $263 million and $100 million at December 31, 2005 and 2004, respectively.


     Included in premiums and other receivables are reinsurance due from Exeter Reassurance Company, Ltd., Texas Life Insurance Company, First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company ("MLI USA"), The Travelers Insurance Company, and MetLife Investors Insurance Company related parties of $1,422 million and $269 million at December 31, 2005 and 2004.


     Included in future policy benefits, other policyholder funds, policyholder account balances, and other liabilities are reinsurance liabilities assumed from COVA Corporation, Metropolitan Tower Life Insurance Company, MetLife Investors Group, Inc., First MetLife Investors Insurance Company, MetLife Investors Insurance Company, Exeter Reassurance Company, Ltd. and Traveler's Insurance Company related parties of $1,228 million, $268 million, $389 million and $3,064 million at December 31, 2005. Included in future policy benefits, other policyholder funds, policyholder account balances, and other liabilities are reinsurance liabilities assumed from COVA Corporation, Metropolitan Tower Life Insurance Company, MetLife Investors Group, Inc., First MetLife Investors Insurance Company, MetLife Investors Insurance Company, Exeter Reassurance Company, Ltd. and Metropolitan Life and Annuity Company related parties of $863 million, $415 million, $256 million and $2,215 million at December 31, 2004.


     Effective January 1, 2005, a subsidiary of the Company, General American Life Insurance Company ("General American") entered into a reinsurance agreement to cede an in force block of business to MLI USA, an affiliate. This agreement covered certain term and universal life policies issued by General American on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, General American transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in-force as of December 31, 2004. As a result of the transfer of assets, General American recognized a realized gain of $19 million, net of income taxes. General American also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, General American ceded premiums and related fees of $192 million and ceded benefits and related costs of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$143 million for the year ended December 31, 2005. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2005 were $932 million.



     For the years ended December 31, 2005 and 2004, premiums, policyholder benefits and claims, and commission expenses include assumed related party transactions of $37 million, $106 million, and $137 million and $38 million, $50 million, and $5 million, respectively.


6.  CLOSED BLOCK

     On April 7, 2000 (the "date of demutualization"), Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

     The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

     The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the date of demutualization. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.


     For the years ended December 31, 2005 and 2004, premiums, policyholder benefits and claims, and commission expenses include ceded related party transactions of $141 million, $48 million, and $550 million and $130 million, $25 million and $20 million.


     Closed block liabilities and assets designated to the closed block are as follows:

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
CLOSED BLOCK LIABILITIES
Future policy benefits......................................  $42,759   $42,348
Other policyholder funds....................................      257       258
Policyholder dividends payable..............................      693       690
Policyholder dividend obligation............................    1,607     2,243
Payables for collateral under securities loaned and other
  transactions..............................................    4,289     4,287
Other liabilities...........................................      200       199
                                                              -------   -------
     Total closed block liabilities.........................   49,805    50,025
                                                              -------   -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $27,892 and $27,757, respectively)....   29,270    29,766
  Trading securities, at fair value (cost: $3 and $0,
     respectively)..........................................        3        --
  Equity securities available-for-sale, at fair value (cost:
     $1,180 and $898, respectively).........................    1,341       979
  Mortgage loans on real estate.............................    7,790     8,165
  Policy loans..............................................    4,148     4,067
  Short-term investments....................................       41       101
  Other invested assets.....................................      477       221
                                                              -------   -------
     Total investments......................................   43,070    43,299
Cash and cash equivalents...................................      512       325
Accrued investment income...................................      506       511
Deferred income taxes.......................................      902     1,002
Premiums and other receivables..............................      270       103
                                                              -------   -------
     Total assets designated to the closed block............   45,260    45,240
                                                              -------   -------
Excess of closed block liabilities over assets designated to
  the closed block..........................................    4,545     4,785
                                                              -------   -------

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
Amounts included in accumulated other comprehensive income
  (loss):
  Net unrealized investment gains, net of deferred income
     tax of $554 and $752, respectively.....................      985     1,338
  Unrealized derivative gains (losses), net of deferred
     income tax benefit of ($17) and ($31), respectively....      (31)      (55)
  Allocated to policyholder dividend obligation, net of
     deferred income tax benefit of ($538) and ($763),
     respectively...........................................     (954)   (1,356)
                                                              -------   -------
     Total amounts included in accumulated other
      comprehensive income (loss)...........................       --       (73)
                                                              -------   -------
Maximum future earnings to be recognized from closed block
  assets and liabilities....................................  $ 4,545   $ 4,712
                                                              =======   =======

     Information regarding the policyholder dividend obligation is as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Balance at beginning of year...............................  $2,243   $2,130   $1,882
Impact on revenues, net of expenses and income taxes.......      (9)     124       --
Change in unrealized investment and derivative gains
  (losses).................................................    (627)     (11)     248
                                                             ------   ------   ------
Balance at end of year.....................................  $1,607   $2,243   $2,130
                                                             ======   ======   ======

     Closed block revenues and expenses were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
Premiums...................................................  $3,062   $3,156   $3,365
Net investment income and other revenues...................   2,382    2,504    2,554
Net investment gains (losses)..............................      10      (19)    (128)
                                                             ------   ------   ------
  Total revenues...........................................   5,454    5,641    5,791
                                                             ------   ------   ------
EXPENSES
Policyholder benefits and claims...........................   3,478    3,480    3,660
Policyholder dividends.....................................   1,465    1,458    1,509
Change in policyholder dividend obligation.................      (9)     124       --
Other expenses.............................................     263      275      297
                                                             ------   ------   ------
  Total expenses...........................................   5,197    5,337    5,466
                                                             ------   ------   ------
Revenues, net of expenses before income taxes..............     257      304      325
Income taxes...............................................      90      109      118
                                                             ------   ------   ------
Revenues, net of expenses and income taxes.................  $  167   $  195   $  207
                                                             ======   ======   ======

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The change in maximum future earnings of the closed block is as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Balance at end of year.....................................  $4,545   $4,712   $4,907
Balance at beginning of year...............................   4,712    4,907    5,114
                                                             ------   ------   ------
Change during year.........................................  $ (167)  $ (195)  $ (207)
                                                             ======   ======   ======

     Metropolitan Life charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as provided in the plan of demutualization. Metropolitan Life also charges the closed block for expenses of maintaining the policies included in the closed block.

7.  DEBT

     At December 31, 2005 and 2004, debt outstanding is as follows:

                                       INTEREST RATES
                                   ----------------------                DECEMBER 31,
                                                 WEIGHTED               ---------------
                                      RANGE      AVERAGE    MATURITY     2005     2004
                                   -----------   --------   ---------   ------   ------
                                                                         (IN MILLIONS)
Surplus notes -- affiliated......     5.00%       5.00%       2007      $  800   $   --
Surplus notes....................  7.63%-7.88%    7.76%     2015-2025      696      946
Capital notes -- affiliated......     7.13%       7.13%     2032-2033      500      500
Junior subordinated debentures...     6.75%       6.75%       2065         399       --
Senior notes.....................  6.75%-7.25%    6.92%     2006-2011      300      300
Fixed rate notes.................  4.20%-6.32%    4.96%     2006-2010      102      106
Other notes with varying interest
  rates..........................  4.45%-5.89%    5.45%     2006-2012       93      133
Capital lease obligations........                                           71       65
                                                                        ------   ------
Total long-term debt.............                                        2,961    2,050
Total short-term debt............                                          453    1,445
                                                                        ------   ------
                                                                        $3,414   $3,495
                                                                        ======   ======

  LONG-TERM DEBT

     On December 8, 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed interest rate of 6.75% until December 15, 2015. Subsequent to December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 266.5 basis points, payable quarterly until maturity in 2065.


     On December 22, 2005, the Company issued an $800 million, 5% surplus note to the Holding Company which matures on December 31, 2007.


     The Company repaid a $250 million, 7% surplus note which matured on November 1, 2005.

     The aggregate maturities of long-term debt as of December 31, 2005 for the next five years are $183 million in 2006, $837 million in 2007, $13 million in 2008, $8 million in 2009, $98 million in 2010 and $1,822 million thereafter.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Collateralized debt, which consists of capital lease obligations, ranks highest in priority; followed by unsecured senior debt which consist of senior notes, fixed rate notes, other notes with varying interest rates; followed by subordinated debt which consists of junior subordinated debentures; followed by surplus and capital notes. Payments of interest and principal on the Company's surplus notes may be made only with the prior approval of the insurance department of the state of domicile.


  SHORT-TERM DEBT

     At December 31, 2005 and 2004, the Company's short-term debt consisted of commercial paper with a weighted average interest rate of 3.3% and 2.3%, respectively. The debt was outstanding for an average of 47 days and 27 days at December 31, 2005 and 2004, respectively.

CREDIT FACILITIES AND LETTERS OF CREDIT

     The Company maintains committed and unsecured credit facilities aggregating $3.65 billion as of December 31, 2005. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. The facilities can be used for general corporate purposes and $3.0 billion of the facilities also serve as back-up lines of credit for the Company's commercial paper programs. The following table provides details on these facilities as of December 31, 2005:


                                                         COMPANY     METLIFE, INC.
                                                        LETTERS OF    LETTERS OF
                                                          CREDIT        CREDIT                    UNUSED
BORROWER(S)                    EXPIRATION    CAPACITY   ISSUANCES      ISSUANCES     DRAWDOWN   COMMITMENTS
-----------                    ----------    --------   ----------   -------------   --------   -----------
                                                             (IN MILLIONS)
MetLife, Inc., MetLife
  Funding, Inc. and
  Metropolitan Life
  Insurance Company........    April 2009     $1,500       $218          $156          $ --       $1,126
MetLife, Inc. and MetLife
  Funding, Inc.............    April 2010      1,500         --            --            --        1,500
Reinsurance Group of
  America, Incorporated....   January 2006        26         --            --            26           --
Reinsurance Group of
  America, Incorporated....     May 2007          26         --            --            26           --
Reinsurance Group of
  America, Incorporated....  September 2010      600        320            --            50          230
                                              ------       ----          ----          ----       ------
  Total....................                   $3,652       $538          $156          $102       $2,856
                                              ======       ====          ====          ====       ======



     At December 31, 2005 and 2004 the Company had outstanding $717 million and $584 million, respectively, in letters of credit from various banks, of which $538 million and $135 million, respectively were part of committed facilities. The Company's letters of credit outstanding at December 31, 2005 and 2004 all automatically renew for one year periods. Since commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.


  OTHER

     Interest expense related to the Company's indebtedness included in other expenses was $189 million, $201 million and $265 million for the years ended December 31, 2005, 2004 and 2003, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

8. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding were $119 million, net of unamortized discounts of $6 million, at both December 31, 2005 and 2004. Interest expense on these instruments is included in other expenses and was $11 million for each of the years ended December 31, 2005, 2004 and 2003.

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million, at both December 31, 2005 and 2004.

9.  INCOME TAXES

     The provision for income taxes from continuing operations was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                                2005      2004     2003
                                                              --------   ------   ------
                                                                    (IN MILLIONS)
Current:
  Federal...................................................   $  576     $820     $321
  State and local...........................................       64       45       19
  Foreign...................................................       21        5        2
                                                               ------     ----     ----
                                                                  661      870      342
                                                               ------     ----     ----
Deferred:
  Federal...................................................      433       13      274
  State and local...........................................       11       (7)      27
  Foreign...................................................       --       --       --
                                                               ------     ----     ----
                                                                  444        6      301
                                                               ------     ----     ----
Provision for income taxes..................................   $1,105     $876     $643
                                                               ======     ====     ====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              -------   -------   ------
                                                                    (IN MILLIONS)
Tax provision at U.S. statutory rate........................  $1,242    $1,084    $ 805
Tax effect of:
  Tax exempt investment income..............................     (84)      (69)    (101)
  State and local income taxes..............................      33        17       42
  Prior year taxes..........................................     (20)     (104)     (25)
  Foreign operations net of foreign income taxes............     (25)      (25)     (17)
  Other, net................................................     (41)      (27)     (61)
                                                              ------    ------    -----
Provision for income taxes..................................  $1,105    $  876    $ 643
                                                              ======    ======    =====

     The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. In 2004, the Company recorded an adjustment of $91 million for the settlement of all federal income tax issues relating to the IRS's audit of the Company's tax returns for the years 1997-1999. Such settlement is reflected in the 2004 tax expense as an adjustment to prior year taxes. The Company also received $22 million in interest on such settlement and incurred an $8 million tax expense on such settlement for a total impact to net income of $105 million. The current IRS examination covers the years 2000-2002 and the Company expects it to be completed in 2006. The Company regularly assesses the likelihood of additional assessments in each taxing jurisdiction resulting from current and subsequent years' examinations. Liabilities for income taxes have been established for future income tax assessments when it is probable there will be future assessments and the amount thereof can be reasonably estimated. Once established, liabilities for uncertain tax positions are adjusted only when there is more information available or when an event occurs necessitating a change to the liabilities. The Company believes that the resolution of income tax matters for open years will not have a material effect on its consolidated financial statements although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                DECEMBER 31,
                                                              -----------------
                                                               2005      2004
                                                              -------   -------
                                                                (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................  $ 2,477   $ 2,998
  Net operating losses......................................      574       216
  Capital loss carryforwards................................       59       108
  Tax credit carryover......................................      100        --
  Litigation related........................................       62        84
  Other.....................................................       42       124
                                                              -------   -------
                                                                3,314     3,530
  Less: Valuation allowance.................................        9        16
                                                              -------   -------
                                                                3,305     3,514
                                                              -------   -------
Deferred income tax liabilities:
  Investments...............................................    1,802     1,554
  Deferred policy acquisition costs.........................    3,134     3,095
  Net unrealized investment gains...........................    1,029     1,391
  Other.....................................................       69       145
                                                              -------   -------
                                                                6,034     6,185
                                                              -------   -------
Net deferred income tax liability...........................  $(2,729)  $(2,671)
                                                              =======   =======

     Domestic net operating loss carryforwards amount to $1,614 million at December 31, 2005 and will expire beginning in 2016. Foreign net operating loss carryforwards amount to $27 million at December 31, 2005 and were generated in various foreign countries with expiration periods of five years to infinity. Capital loss carryforwards amount to $168 million at December 31, 2005 and will expire beginning in 2006. Tax credit carryforwards amount to $100 million at December 31, 2005 and will expire beginning in 2006.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2005, the Company's $7 million reduction in the deferred income tax valuation allowance resulted from the sale of the subsidiary to which the foreign net operating loss carryforwards and valuation allowance resulted.

10.  CONTINGENCIES, COMMITMENTS, AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005.

  Sales Practices Claims

     Over the past several years, Metropolitan Life, New England Mutual Life Insurance Company ("New England Mutual") and General American have faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits generally are referred to as "sales practices claims."

     In December 1999, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies and annuity contracts or certificates issued pursuant to individual sales in the United States by Metropolitan Life, MIAC or MTL between January 1, 1982 and December 31, 1997.

     Similar sales practices class actions against New England Mutual, with which Metropolitan Life merged in 1996, and General American, which was acquired in 2000, have been settled. In October 2000, a federal court approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by New England Mutual between January 1, 1983 through August 31, 1996. A federal court has approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by General American between January 1, 1982 through December 31, 1996. An appellate court has affirmed the order approving the settlement.

     Certain class members have opted out of the class action settlements noted above and have brought or continued non-class action sales practices lawsuits. In addition, other sales practices lawsuits, including lawsuits or other proceedings relating to the sale of mutual funds and other products, have been brought. As of December 31, 2005, there are approximately 338 sales practices litigation matters pending against Metropolitan Life; approximately 45 sales practices litigation matters pending against New England Mutual, New

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

England Life Insurance Company ("NELICO"), and New England Securities Corporation (collectively, "New England") and approximately 34 sales practices litigation matters pending against General American. Metropolitan Life, New England, and General American continue to defend themselves vigorously against these litigation matters. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, mutual funds and other products may be commenced in the future.

     The Metropolitan Life class action settlement did not resolve two putative class actions involving sales practices claims filed against Metropolitan Life in Canada, and these actions remain pending.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life, New England and General American.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England's and General American's sales of individual life insurance policies or annuities or other products. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

  Asbestos-Related Claims

     Metropolitan Life is also a defendant in thousands of lawsuits seeking compensatory and punitive damages for personal injuries allegedly caused by exposure to asbestos or asbestos-containing products. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. Rather, these lawsuits principally have been based upon allegations relating to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and have alleged that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life believes that it should not have legal liability in such cases.

     Legal theories asserted against Metropolitan Life have included negligence, intentional tort claims and conspiracy claims concerning the health risks associated with asbestos. Although Metropolitan Life believes it has meritorious defenses to these claims, and has not suffered any adverse monetary judgments in respect of these claims, due to the risks and expenses of litigation, almost all past cases have been resolved by settlements. Metropolitan Life's defenses (beyond denial of certain factual allegations) to plaintiffs' claims include that: (i) Metropolitan Life owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs cannot demonstrate justifiable detrimental reliance; and (iii) plaintiffs cannot demonstrate proximate causation. In defending asbestos cases, Metropolitan Life selects various strategies depending upon the jurisdictions in which such cases are brought and other factors which, in Metropolitan Life's judgment, best protect Metropolitan Life's interests. Strategies include seeking to settle or compromise claims, motions challenging the legal or factual basis for such claims or defending on the merits at trial. Since 2002, trial courts in California, Utah, Georgia, New York, Texas, and Ohio granted motions dismissing claims against Metropolitan Life on some or all of the above grounds. Other courts have denied motions brought by Metropolitan Life to dismiss cases without the necessity of trial. There can be no assurance that Metropolitan

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Life will receive favorable decisions on motions in the future. Metropolitan Life intends to continue to exercise its best judgment regarding settlement or defense of such cases, including when trials of these cases are appropriate.

     Metropolitan Life continues to study its claims experience, review external literature regarding asbestos claims experience in the United States and consider numerous variables that can affect its asbestos liability exposure, including bankruptcies of other companies involved in asbestos litigation and legislative and judicial developments, to identify trends and to assess their impact on the recorded asbestos liability.

     Bankruptcies of other companies involved in asbestos litigation, as well as advertising by plaintiffs' asbestos lawyers, may be resulting in an increase in the cost of resolving claims and could result in an increase in the number of trials and possible adverse verdicts Metropolitan Life may experience. Plaintiffs are seeking additional funds from defendants, including Metropolitan Life, in light of such bankruptcies by certain other defendants. In addition, publicity regarding legislative reform efforts may result in an increase or decrease in the number of claims.

     Metropolitan Life previously reported that it had received approximately 23,500 asbestos-related claims in 2004. In the context of reviewing in the third quarter of 2005 certain pleadings received in 2004, it was determined that there was a small undercount of Metropolitan Life's asbestos-related claims in 2004. Accordingly, Metropolitan Life now reports that it received approximately 23,900 asbestos-related claims in 2004. The total number of asbestos personal injury claims pending against Metropolitan Life as of the dates indicated, the number of new claims during the years ended on those dates and the total settlement payments made to resolve asbestos personal injury claims during those years are set forth in the following table:

                                                         AT OR FOR THE YEARS ENDED
                                                                DECEMBER 31,
                                                       ------------------------------
                                                         2005       2004       2003
                                                       --------   --------   --------
                                                           (DOLLARS IN MILLIONS)
Asbestos personal injury claims at year end
  (approximate)......................................   100,250    108,000    111,700
Number of new claims during the year (approximate)...    18,500     23,900     58,750
Settlement payments during the year(1)...............  $   74.3   $   85.5   $   84.2

---------------

(1) Settlement payments represent payments made by Metropolitan Life during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. The ability of Metropolitan Life to estimate its ultimate asbestos exposure is subject to considerable uncertainty due to numerous factors. The availability of data is limited and it is difficult to predict with any certainty numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease, the jurisdiction of claims filed, tort reform efforts and the impact of any possible future adverse verdicts and their amounts.

     The number of asbestos cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain. Accordingly, it is reasonably possible that the Company's total exposure to asbestos claims may be greater than the liability recorded by the Company in its consolidated financial statements and that future charges to income may be necessary. While the potential future charges could be material in particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Metropolitan Life increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million at December 31, 2002. This total recorded asbestos-related liability (after the self-insured retention) was within the coverage of the excess insurance policies discussed below. Metropolitan Life regularly reevaluates its exposure from asbestos litigation and has updated its liability analysis for asbestos-related claims through December 31, 2005.

     During 1998, Metropolitan Life paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1,500 million, which is in excess of a $400 million self-insured retention. The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid by Metropolitan Life in any given year that may be recoverable in the next calendar year under the policies will be reflected as a reduction in the Company's operating cash flows for the year in which they are paid, management believes that the payments will not have a material adverse effect on the Company's liquidity.

     Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to Metropolitan Life at the commutation date if the reference fund is greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life if the cumulative return on the reference fund is less than the return specified in the experience fund. The return in the reference fund is tied to performance of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. A claim with respect to the prior year was made under the excess insurance policies in 2003, 2004 and 2005 for the amounts paid with respect to asbestos litigation in excess of the retention. As the performance of the indices impacts the return in the reference fund, it is possible that loss reimbursements to the Company and the recoverable with respect to later periods may be less than the amount of the recorded losses. Such foregone loss reimbursements may be recovered upon commutation depending upon future performance of the reference fund. If at some point in the future, the Company believes the liability for probable and reasonably estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be recorded as a deferred gain and amortized into income over the estimated remaining settlement period of the insurance policies. The foregone loss reimbursements were approximately $8.3 million with respect to 2002 claims, $15.5 million with respect to 2003 claims and $15.1 million with respect to 2004 claims and estimated as of December 31, 2005, to be approximately $45.4 million in the aggregate, including future years.

  Demutualization Actions

     Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization, as amended (the "plan") and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the plan. These actions named as defendants some or all of Metropolitan Life, the Holding Company, the individual directors, the New York Superintendent of Insurance (the "Superintendent") and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. In 2003, a trial court within the commercial part of the New York State court granted the defendants' motions to dismiss two purported class actions. In 2004, the appellate court modified the trial court's order by reinstating certain claims against Metropolitan Life, the Holding Company and the individual directors. Plaintiffs in these actions have filed a consolidated amended complaint. Plaintiffs' motion to certify a litigation class is pending. Another purported class action filed in New York State court in Kings County has been consolidated with this action. The plaintiffs in the state court class actions seek compensatory relief and punitive damages. Five persons brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the Superintendent who approved the plan. In this proceeding, petitioners sought to vacate the Superintendent's Opinion and Decision and enjoin him from granting final

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

approval of the plan. On November 10, 2005, the trial court granted respondents' motions to dismiss this proceeding. Petitioners have filed a notice of appeal. In a class action against Metropolitan Life and the Holding Company pending in the United States District Court for the Eastern District of New York, plaintiffs served a second consolidated amended complaint in 2004. In this action, plaintiffs assert violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 in connection with the plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts and contained certain material misstatements. They seek rescission and compensatory damages. On June 22, 2004, the court denied the defendants' motion to dismiss the claim of violation of the Securities Exchange Act of 1934. The court had previously denied defendants' motion to dismiss the claim for violation of the Securities Act of 1933. In 2004, the court reaffirmed its earlier decision denying defendants' motion for summary judgment as premature. On July 19, 2005, this federal trial court certified a class action against Metropolitan Life and the Holding Company. Metropolitan Life and the Holding Company have filed a petition seeking permission for an interlocutory appeal from this order. On or about March 29, 2006, the United States Court of Appeals for the Second Circuit denied the petition. Metropolitan Life, the Holding Company and the individual defendants believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

     In 2001, a lawsuit was filed in the Superior Court of Justice, Ontario, Canada on behalf of a proposed class of certain former Canadian policyholders against the Holding Company, Metropolitan Life, and Metropolitan Life Insurance Company of Canada. Plaintiffs' allegations concern the way that their policies were treated in connection with the demutualization of Metropolitan Life; they seek damages, declarations, and other non-pecuniary relief. The defendants believe they have meritorious defenses to the plaintiffs' claims and will contest vigorously all of plaintiffs' claims in this matter.

     On April 30, 2004, a lawsuit was filed in New York state court in New York County against the Holding Company and Metropolitan Life on behalf of a proposed class comprised of the settlement class in the Metropolitan Life sales practices class action settlement approved in December 1999 by the United States District Court for the Western District of Pennsylvania. In their amended complaint, plaintiffs challenged the treatment of the cost of the sales practices settlement in the demutualization of Metropolitan Life and asserted claims of breach of fiduciary duty, common law fraud, and unjust enrichment. In an order dated July 13, 2005, the court granted the defendants' motion to dismiss the action and the plaintiffs have filed a notice of appeal.

  Other

     A putative class action lawsuit which commenced in October 2000 is pending in the United States District Court for the District of Columbia, in which plaintiffs allege that they were denied certain ad hoc pension increases awarded to retirees under the Metropolitan Life retirement plan. The ad hoc pension increases were awarded only to retirees (i.e., individuals who were entitled to an immediate retirement benefit upon their termination of employment) and not available to individuals like these plaintiffs whose employment, or whose spouses' employment, had terminated before they became eligible for an immediate retirement benefit. The plaintiffs seek to represent a class consisting of former Metropolitan Life employees, or their surviving spouses, who are receiving deferred vested annuity payments under the retirement plan and who were allegedly eligible to receive the ad hoc pension increases. In September 2005, Metropolitan Life's motion for summary judgment was granted. Plaintiffs have moved for reconsideration.

     On February 21, 2006, the SEC and New England Securities Corporation ("NES"), a subsidiary of NELICO, resolved a formal investigation of NES that arose in response to NES informing the SEC that certain systems and controls relating to one NES advisory program were not operating effectively. NES previously provided restitution to the affected clients and the settlement includes additional client payments to be made by NES in the total amount of approximately $2,615,000. No penalties were imposed.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to filing MetLife, Inc's June 30, 2003 Form 10-Q, MetLife, Inc. announced a $31 million after-tax charge related to New England Financial. MetLife notified the SEC about the nature of this charge prior to its announcement. The SEC opened a formal investigation of the matter and, in December 2004, NELICO received a Wells Notice in connection with the SEC investigation. The staff of the SEC has notified NELICO that no enforcement action has been recommended against NELICO.

     In May 2003, the American Dental Association and three individual providers sued the Holding Company and/or its subsidiaries and Cigna in a purported class action lawsuit brought in a Florida federal district court. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. The Holding Company and/or its subsidiaries are vigorously defending the matter. The district court has granted in part and denied in part the defendant's motion to dismiss. The Holding Company and/or its subsidiaries has filed another motion to dismiss. The court has issued a tag-along order, related to a medical managed care trial, which will stay the lawsuit indefinitely.

     In a lawsuit commenced in June 1998, a New York state court granted in 2004 plaintiffs' motion to certify a litigation class of owners of certain participating life insurance policies and a sub-class of New York owners of such policies in an action asserting that Metropolitan Life breached their policies and violated New York's General Business Law in the manner in which it allocated investment income across lines of business during a period ending with the 2000 demutualization. Plaintiffs sought compensatory damages. In January 2006, the appellate court reversed the class certification order. On November 23, 2005, the trial court issued a Memorandum Decision granting Metropolitan Life's motion for summary judgment. Plaintiffs have filed a notice of appeal of the trial's court's decision.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The SEC has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through General American. As previously reported, in May 2004, General American received a Wells Notice stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against General American. Under the SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     On April 10, 2006, the SEC and Metropolitan Life resolved a formal investigation of Metropolitan Life relating to certain sales by a former Company sales representative to the Sheriff's Department of Fulton County, Georgia. Metropolitan Life previously provided partial restitution to the Fulton County Sheriff's office, and the settlement includes a payment to the SEC of a $250,000 fine.

     The Holding Company and/or affiliates has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking, among other things, information regarding and relating to compensation agreements between insurance brokers and the Holding Company and/or affiliates, whether the Holding Company and/or affiliates has provided or is aware of the provision of "fictitious" or "inflated" quotes, and information regarding tying arrangements with respect to reinsurance. Based upon an internal review, the Attorney General for the State of New York was advised that the Holding

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company and/or affiliates was not aware of any instance in which the Holding Company and/or affiliates had provided a "fictitious" or "inflated" quote. The Holding Company and/or affiliates also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking information and documents including contingent commission payments to brokers and the Holding Company and/or affiliates' awareness of any "sham" bids for business. The Holding Company and/or affiliates also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that were submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom were submitted such bids or quotes, and communications with a certain broker. The Holding Company and/or affiliates has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on the Holding Company and/or affiliates asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on the Holding Company and/or affiliates seeking, among other things, copies of materials produced in response to the subpoenas discussed above. The Holding Company and/or affiliates has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on the Holding Company and/or affiliates seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents regarding a broker and certain Ohio public entity groups. The Holding Company and/or affiliates continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. The Holding Company and/or affiliates are continuing to conduct an internal review of its commission payment practices.

     Approximately sixteen broker-related lawsuits in which the Holding Company and/or affiliates was named as a defendant were filed. Voluntary dismissals and consolidations have reduced the number of pending actions to four. In one of these, the California Insurance Commissioner is suing in California state court Metropolitan Life, Paragon Life Insurance Company and other companies alleging that the defendants violated certain provisions of the California Insurance Code. Another of these actions is pending in a multi-district proceeding established in the federal district court in the District of New Jersey. In this proceeding, plaintiffs have filed an amended class action complaint consolidating the claims from separate actions that had been filed in or transferred to the District of New Jersey. The consolidated amended complaint alleges that the Holding Company, Metropolitan Life, several other insurance companies and several insurance brokers violated RICO, ERISA, and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. Plaintiffs seek to represent classes of employers that established employee benefit plans and persons who participated in such employee benefit plans. A motion for class certification has been filed. Plaintiffs in several other actions have voluntarily dismissed their claims. The Holding Company and/or affiliates intends to vigorously defend these cases.

     In addition to those discussed above, regulators and others have made a number of inquiries of the insurance industry regarding industry brokerage practices and related matters and other inquiries may begin. It is reasonably possible that the Holding Company and/or affiliates will receive additional subpoenas, interrogatories, requests and lawsuits. The Holding Company and/or affiliates will fully cooperate with all regulatory inquiries and intends to vigorously defend all lawsuits.

     The Holding Company has received a subpoena from the Connecticut Attorney General requesting information regarding its participation in any finite reinsurance transactions. The Holding Company and/or

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

affiliates has also received information requests relating to finite insurance or reinsurance from other regulatory and governmental authorities. The Holding Company and/or affiliates believe it has appropriately accounted for its transactions of this type and intends to cooperate fully with these information requests. The Company believes that a number of other industry participants have received similar requests from various regulatory and governmental authorities. It is reasonably possible that Holding Company and/or affiliates may receive additional requests. The Holding Company and any such affiliates will fully cooperate with all such requests.

     The NASD staff notified NES that it has made a preliminary determination to file charges of violations of the NASD's and the SEC's rules. The pending investigation was initiated after NES and certain affiliates reported to the NASD that a limited number of mutual fund transactions processed by firm representatives and at the firms' consolidated trading desk, during the period April through December 2003, had been received from customers after 4:00 p.m., Eastern time, and received the same day's net asset value. The potential charges of violations of the NASD's and the SEC's rules relate to the processing of transactions received after 4:00 p.m., the firms' maintenance of books and records, supervisory procedures and responses to the NASD's information requests. Under the NASD's procedures, the firm has submitted a response to the NASD staff. The NASD staff has not made a formal recommendation regarding whether any action alleging violations of the rules should be filed. NES continues to cooperate fully with the NASD.

     In February 2006, the Company learned that the SEC commenced a formal investigation of NES in connection with the suitability of its sales of various universal life insurance policies. The Company believes that others in the insurance industry are the subject of similar investigations by the SEC. NES is cooperating fully with the SEC.

     Metropolitan Life also has been named as a defendant in a number of silicosis, welding and mixed dust cases in various states. The Company intends to defend itself vigorously against these cases.

     Various litigation, including purported or certified class actions, and various claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  Summary

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were $1 million for the year ended December 31, 2005. There were no assessments levied against the Company for the years ended December 31, 2004 and 2003. The Company maintained a liability of $48 million, and a related asset for premium tax offsets of $34 million, at December 31, 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers.

  IMPACT OF HURRICANES

     On August 29, 2005, Hurricane Katrina made landfall in the states of Louisiana, Mississippi and Alabama causing catastrophic damage to these coastal regions. As of December 31, 2005, the Institutional segment recorded net losses of $14 million, net of income taxes and reinsurance recoverables related to the catastrophe.

     Additional hurricane-related losses may be recorded in future periods as claims are received from insureds. Based on information currently known by management, it does not believe that additional claim losses resulting from the hurricane will have a material adverse impact on the Company's consolidated financial statements.

COMMITMENTS

  LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                            RENTAL   SUBLEASE    RENTAL
                                                            INCOME    INCOME    PAYMENTS
                                                            ------   --------   --------
                                                                   (IN MILLIONS)
2006......................................................   $418      $18        $174
2007......................................................   $376      $14        $152
2008......................................................   $309      $11        $122
2009......................................................   $251      $ 5        $101
2010......................................................   $199      $ 4        $ 86
Thereafter................................................   $595      $10        $485

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1,956 million and $1,320 million at December 31, 2005

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $2,603 million and $1,161 million at December 31, 2005 and 2004, respectively.

  OTHER COMMITMENTS


     On December 12, 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of approximately $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and is purchasing the shares in the open market over the subsequent few months to return to the lenders. RGA will either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock.


GUARANTEES

     In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $1.7 billion, with a cumulative maximum of $3.1 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In the first quarter of 2005, the Company recorded a liability of $4 million with respect to indemnities provided in connection with a certain disposition. The approximate term for this liability is 18 months. The maximum potential amount of future payments the Company could be required to pay under these indemnities is approximately $500 million. Due to the uncertainty in assessing changes to the liability over the term, the liability on the Company's consolidated balance sheets will remain until either expiration or settlement of the guarantee unless evidence clearly indicates that the estimates should be revised. The Company's recorded liabilities at December 31, 2005 for indemnities, guarantees and commitments were

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

$4 million. The Company had no liability at December 31, 2004 for indemnities, guarantees and commitments.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $444 million at December 31, 2005. The credit default swaps expire at various times during the next six years.

11.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company has both qualified and non-qualified defined benefit pension plans that together cover eligible employees and sales representatives of the Company. The Company is both the sponsor and administrator of the Metropolitan Life Retirement Plan for United States Employees and the Metropolitan Life Auxiliary Plan, (collectively "the Plans"). The Plans cover eligible employees and retirees of the sponsor and its participating affiliates. Participating affiliates have no legal obligation for benefits under the Plans; however, participating affiliates are allocated a proportionate share of net expense related to the Plans. The Company's proportionate share of net expense related to the Plans was $134 million or 95%. Other defined benefit pension plans are sponsored and administered by subsidiaries of the Company and the related expense is immaterial to the Company. Retirement benefits under the plans are based upon years of credited service and final average or career average earnings history.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through insurance contracts. The Company is both the sponsor and administrator of the Postretirement Health and Life Plan, ("the Postretirement Plan"). The Postretirement Plan covers eligible employees and retirees of the sponsor and its participating affiliates who were hired prior to 2003 (or, in certain cases, rehired during or after 2003). Participating affiliates have no legal obligation for benefits under the Postretirement Plan; however, participating affiliates are allocated a proportionate share of net expense related to the Postretirement Plan. The Company's proportionate share of net expense related to the Postretirement Plan was $60 million or 87% for the year ended December 31, 2005. Other postretirement plans are sponsored and administered by subsidiaries of the Company and the related expense is immaterial to the Company. Substantially all of the employees of the Company and its participating affiliates may, in accordance with the plans applicable to the postretirement benefits, become eligible for these benefits if they attain retirement age, with sufficient service, while working for the Company or its participating affiliates.

     A December 31 measurement date is used for all of the defined benefit pension and other postretirement benefit plans.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                  DECEMBER 31,
                                                    ----------------------------------------
                                                                        OTHER POSTRETIREMENT
                                                    PENSION BENEFITS          BENEFITS
                                                    -----------------   --------------------
                                                     2005      2004       2005        2004
                                                    -------   -------   ---------   --------
                                                                 (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of
  year............................................  $5,481    $5,233     $ 1,962     $2,078
  Service cost....................................     141       128          36         31
  Interest cost...................................     315       308         120        118
  Plan participants' contributions................      --        --          28         25
  Acquisitions and divestitures...................      --        (3)          1         --
  Actuarial losses (gains)........................      90       143         168       (139)
  Change in benefits..............................      --        --           3          2
  Benefits paid...................................    (310)     (328)       (158)      (153)
                                                    ------    ------     -------     ------
Projected benefit obligation at end of year.......   5,717     5,481       2,160      1,962
                                                    ------    ------     -------     ------
Change in plan assets:
Contract value of plan assets at beginning of
  year............................................   5,351     4,690       1,059      1,001
  Actual return on plan assets....................     397       410          61         95
  Acquisitions and divestitures...................      --        (3)         --         --
  Employer contribution...........................       3       524           1          1
  Benefits paid...................................    (280)     (270)        (30)       (38)
                                                    ------    ------     -------     ------
Fair value of plan assets at end of year..........   5,471     5,351       1,091      1,059
                                                    ------    ------     -------     ------
Underfunded.......................................    (246)     (130)     (1,069)      (903)
Unrecognized net asset at transition..............      --        --          --         --
Unrecognized net actuarial losses.................   1,526     1,506         376        198
Unrecognized prior service cost...................      52        68        (123)      (164)
                                                    ------    ------     -------     ------
Prepaid (accrued) benefit cost....................  $1,332    $1,444     $  (816)    $ (869)
                                                    ======    ======     =======     ======
Qualified plan prepaid pension cost...............  $1,689    $1,777     $    --     $   --
Non-qualified plan accrued pension cost...........    (435)     (477)       (816)      (869)
Intangible assets.................................      12        14          --         --
Accumulated other comprehensive loss..............      66       130          --         --
                                                    ------    ------     -------     ------
Prepaid (accrued) benefit cost....................  $1,332    $1,444     $  (816)    $ (869)
                                                    ======    ======     =======     ======

     The prepaid (accrued) benefit cost for pension benefits presented in the above table consists of prepaid benefit costs of $1,691 million and $1,778 million as of December 31, 2005 and 2004, respectively, and accrued benefit costs of $359 million and $334 million as of December 31, 2005 and 2004, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                       NON-QUALIFIED
                                     QUALIFIED PLAN        PLAN             TOTAL
                                     ---------------   -------------   ---------------
                                      2005     2004    2005    2004     2005     2004
                                     ------   ------   -----   -----   ------   ------
                                                       (IN MILLIONS)
Aggregate fair value of plan assets
  (principally Company
  contracts).......................  $5,471   $5,351   $  --   $  --   $5,471   $5,351
Aggregate projected benefit
  obligation.......................   5,209    4,957     508     524    5,717    5,481
                                     ------   ------   -----   -----   ------   ------
Over (under) funded................  $  262   $  394   $(508)  $(524)  $ (246)  $ (130)
                                     ======   ======   =====   =====   ======   ======

     The accumulated benefit obligation for all defined benefit pension plans was $5,308 million and $5,111 million at December 31, 2005 and 2004, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets:

                                                              2005    2004
                                                              -----   -----
                                                              (IN MILLIONS)
Projected benefit obligation................................  $530    $542
Accumulated benefit obligation..............................  $442    $476
Fair value of plan assets...................................  $ 16    $ 14

     Information for pension and other postretirement plans with a projected benefit obligation in excess of plan assets:

                                                                DECEMBER 31,
                                                        -----------------------------
                                                                           OTHER
                                                          PENSION     POSTRETIREMENT
                                                         BENEFITS        BENEFITS
                                                        -----------   ---------------
                                                        2005   2004    2005     2004
                                                        ----   ----   ------   ------
                                                                (IN MILLIONS)
Projected benefit obligation..........................  $530   $542   $2,160   $1,962
Fair value of plan assets.............................  $ 16   $ 14   $1,091   $1,059

     The components of net periodic benefit cost were as follows:

                                                                  OTHER POSTRETIREMENT
                                            PENSION BENEFITS            BENEFITS
                                          ---------------------   ---------------------
                                          2005    2004    2003    2005    2004    2003
                                          -----   -----   -----   -----   -----   -----
                                                          (IN MILLIONS)
Service cost............................  $ 141   $ 128   $ 122   $ 36    $ 31    $ 38
Interest cost...........................    315     308     311    120     118     122
Expected return on plan assets..........   (443)   (425)   (331)   (78)    (77)    (71)
Amortization of prior actuarial
  losses................................    116     102      86     14       7       8
Amortization of prior service cost......     16      16      16    (18)    (19)    (20)
Curtailment cost........................     --      --      10     --      --       3
                                          -----   -----   -----   ----    ----    ----
Net periodic benefit cost...............  $ 145   $ 129   $ 214   $ 74    $ 60    $ 80
                                          =====   =====   =====   ====    ====    ====

     The Company expects to receive subsidies on prescription drug benefits beginning in 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Prescription Drug Act"). The other postretirement benefit plan accumulated benefit obligation were remeasured effective July 1, 2004

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in order to determine the effect of the expected subsidies on net periodic other postretirement benefit cost. As a result, the accumulated other postretirement benefit obligation was reduced by $213 million at July 1, 2004 and net periodic other postretirement benefit cost from July 1, 2004 through December 31, 2004 was reduced by $17 million. The reduction of net periodic benefit cost was due to reductions in service cost of $3 million, interest cost of $6 million, and amortization of prior actuarial loss of $8 million.

     The reduction in the accumulated postretirement benefit obligation related to the Prescription Drug Act was $298 million and $230 million as of December 31, 2005 and 2004, respectively. For the year ended December 31, 2005, the reduction of net periodic postretirement benefit cost was $45 million, which was due to reductions in service cost of $6 million, interest cost of $16 million and amortization of prior actuarial loss of $23 million. An additional $23 million reduction in the December 31, 2005 accumulated other postretirement benefit obligation is the result of an actuarial loss recognized during the year resulting from updated assumptions including a January 1, 2005 participant census and new claims cost experience and the effect of a December 31, 2005 change in the discount rate.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:

                                                                DECEMBER 31,
                                                     -----------------------------------
                                                                              OTHER
                                                                         POSTRETIREMENT
                                                     PENSION BENEFITS       BENEFITS
                                                     -----------------   ---------------
                                                      2005      2004      2005     2004
                                                     -------   -------   ------   ------
Weighted average discount rate.....................   5.80%     5.86%    5.79%    5.86%
Rate of compensation increase......................   4%-8%     4%-8%      N/A      N/A

     Assumptions used in determining net periodic benefit cost were as follows:

                                                       DECEMBER 31,
                                  ------------------------------------------------------
                                    PENSION BENEFITS      OTHER POSTRETIREMENT BENEFITS
                                  ---------------------   ------------------------------
                                  2005    2004    2003      2005       2004       2003
                                  -----   -----   -----   --------   --------   --------
Weighted average discount
  rate..........................  5.85%   6.10%   6.75%    5.83%      6.74%      6.74%
Weighted average expected rate
  of return on plan assets......  8.49%   8.49%   8.50%    7.50%      7.91%      7.77%
Rate of compensation increase...  4%-8%   4%-8%   4%-8%      N/A        N/A        N/A

     The discount rate is based on the yield of a hypothetical portfolio of high-quality debt instruments available on the valuation date, measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate. The weighted expected return on plan assets for use in that plan's valuation in 2006 is currently anticipated to be 8.25% for pension benefits and other postretirement medical benefits and 6.25% for other postretirement life benefits.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The assumed health care cost trend rates used in measuring the accumulated other postretirement benefit obligation were as follows:

                                                       DECEMBER 31,
                                     -------------------------------------------------
                                               2005                      2004
                                     ------------------------   ----------------------
Pre-Medicare eligible claims.......   9.5% down to 5% in 2014    8% down to 5% in 2010
Medicare eligible claims...........  11.5% down to 5% in 2018   10% down to 5% in 2014

     Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                              ONE PERCENT   ONE PERCENT
                                                               INCREASE      DECREASE
                                                              -----------   -----------
                                                                    (IN MILLIONS)
Effect on total of service and interest cost components.....     $ 15          $ (12)
Effect of accumulated postretirement benefit obligation.....     $182          $(153)

  PLAN ASSETS

     The weighted average allocation of pension plan and other postretirement benefit plan assets is as follows:

                                                                     DECEMBER 31,
                                                             ----------------------------
                                                                               OTHER
                                                               PENSION     POSTRETIREMENT
                                                              BENEFITS        BENEFITS
                                                             -----------   --------------
                                                             2005   2004   2005     2004
                                                             ----   ----   -----    -----
ASSET CATEGORY
Equity securities..........................................   47%    50%     42%      41%
Fixed maturities...........................................   37%    36%     53%      57%
Other (Real Estate and Alternative Investments)............   16%    14%      5%       2%
                                                             ---    ---     ---      ---
  Total....................................................  100%   100%    100%     100%
                                                             ===    ===     ===      ===

     The weighted average target allocation of pension plan and other postretirement benefit plan assets for 2006 is as follows:

                                                                          OTHER POSTRETIREMENT
                                                       PENSION BENEFITS         BENEFITS
                                                       ----------------   --------------------
ASSET CATEGORY
Equity securities....................................      30%-65%              30%-45%
Fixed maturities.....................................      20%-70%              45%-70%
Other (Real Estate and Alternative Investments)......       0%-25%               0%-10%

     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

     The account values of the group annuity and life insurance contracts issued by the Company were $6,471 million and $6,335 million as of December 31, 2005 and 2004, respectively. Total revenue from these contracts recognized in the consolidated statements of income was $28 million, $28 million and $90 million for the years ended December 31, 2005, 2004 and 2003, respectively, and includes policy charges, net investment income from investments backing the contracts and administrative fees. Total investment income, including

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

realized and unrealized gains and losses, credited to the account balances were $460 million, $519 million and $776 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties which are similarly situated.

  CASH FLOWS

     The Company expects to contribute $186 million to its pension plans and $126 million to its other postretirement benefit plans during 2006.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                                                          OTHER POSTRETIREMENT
                                                       PENSION BENEFITS         BENEFITS
                                                       ----------------   --------------------
                                                                    (IN MILLIONS)
2006.................................................       $  318                $126
2007.................................................       $  323                $132
2008.................................................       $  334                $137
2009.................................................       $  348                $142
2010.................................................       $  352                $148
2011-2015............................................       $1,968                $820

     Gross subsidy payments expected to be received for the next ten years under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 are as follows:

                                                              OTHER POSTRETIREMENT
                                                                    BENEFITS
                                                              --------------------
                                                                 (IN MILLIONS)
2006........................................................          $11
2007........................................................          $12
2008........................................................          $13
2009........................................................          $13
2010........................................................          $14
2011-2015...................................................          $83

  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees under which a portion of employee contributions are matched. The Company contributed $62 million, $55 million and $49 million for the years ended December 31, 2005, 2004 and 2003, respectively.

12.  EQUITY

  PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

     On December 16, 2003, the Holding Company contributed 2,532,600 shares of RGA's common stock to a subsidiary of the Company in exchange for 93,402 shares of Series A Cumulative Preferred Stock ("the Preferred Shares"). Holders of the Preferred Shares are entitled to receive cumulative cash dividends at the annual applicable rate of 7% times the Liquidation Preference of $1,000 per share payable quarterly, when and if declared by the Board of Directors. Holders of the Preferred Shares have no voting rights, except as required by applicable law. The Preferred Shares rank senior to the common stock.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     On December 21, 2004, the Holding Company contributed the 93,402 Preferred Shares to a subsidiary of the Company. The subsidiary of the Company retired the shares and recorded a contribution of capital of $93 million from MetLife, Inc.

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, Metropolitan Life is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life will be permitted to pay a cash dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the New York Superintendent of Insurance (the "Superintendent") and the Superintendent does not disapprove the distribution within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The New York State Department of Insurance has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices. During the years ended December 31, 2005, 2004 and 2003, Metropolitan Life paid to the Holding Company $880 million, $797 million and $698 million, respectively, in ordinary dividends, the maximum amount which could be paid to the Holding Company without prior regulatory approval, and an additional $2,320 million, $0 million and $750 million, respectively, in special dividends, as approved by the Superintendent. The maximum amount of the dividend which Metropolitan Life may pay to the Holding Company in 2006 without prior regulatory approval is $863 million.

     Stockholder dividends or other distributions proposed to be paid by NELICO to its parent, Metropolitan Life, must be approved by the Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions, together with other dividends or distributions made within the preceding calendar year, exceed the greater of (i) 10% of NELICO's statutory surplus as of the immediately preceding calendar year or (ii) NELICO's statutory net gain from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. Since NELICO's statutory unassigned funds surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner. NELICO paid no common stockholder dividends for the years ended December 31, 2005, 2004 and 2003.

     For the years ended December 31, 2005, 2004, and 2003, Metropolitan Life received dividends from subsidiaries of $77 million, $14 million and $32 million, respectively.

  STOCK COMPENSATION PLANS

     The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "Stock Incentive Plan"), authorized the granting of awards in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code. Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan, as amended (the "2005 Stock Plan"), awards granted may be in the form of non-qualified stock options or incentive stock options qualifying under Section 422A of the Internal Revenue Code, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards, and Stock-Based Awards (each as defined in the 2005 Stock
Plan). The Stock Incentive Plan, 2005 Stock Plan and the Long-Term Performance Compensation Plan ("LTPCP"), as described below, are hereinafter collectively referred to as the "Incentive Plans."

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate number of Holding Company shares reserved for issuance under the 2005 Stock Plan is 68,000,000 plus those shares available but not utilized under the Stock Incentive Plan and those shares utilized under the Stock Incentive Plan that are recovered due to forfeiture of stock options. At the commencement of the 2005 Stock Plan, additional shares carried forward from the Stock Incentive Plan and available for issuance under the 2005 Stock Plan were 11,917,472. Each share issued under the 2005 Stock Plan in connection with a stock option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than stock options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by
1.179 shares.

     All stock options granted have an exercise price equal to the fair market value price of the Holding Company's common stock on the date of grant, and a maximum term of ten years. Certain stock options granted under the Stock Incentive Plan and the 2005 Stock Plan become exercisable over a three year period commencing with the date of grant, while other stock options become exercisable three years after the date of grant.

     MetLife, Inc. allocated 92%, 91%, and 100% of stock option expense to the Company in each of the years ended December 31, 2005, 2004 and 2003, respectively. Options outstanding attributable to the expense allocated to Company were as follows:

                                                         YEARS ENDED DECEMBER 31,
                                                   ------------------------------------
                                                      2005         2004         2003
                                                   ----------   ----------   ----------
Outstanding Options..............................  22,249,654   21,428,975   20,213,034
Exercisable Options..............................  14,014,006   12,576,753    4,484,271

     Effective January 1, 2003, MetLife, Inc. and the Company elected to prospectively apply the fair value method of accounting for stock options granted by the Holding Company subsequent to December 31, 2002. As permitted under SFAS 148, stock options granted prior to January 1, 2003 will continue to be accounted for under APB 25. Had compensation expense for grants awarded prior to January 1, 2003 been determined based on fair value at the date of grant in accordance with SFAS 123, the Company's net income would have been reduced to the following pro forma amounts:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Net income.................................................  $3,253   $2,239   $2,001
Add: Stock option-based employee compensation expense
  included in reported net income, net of income taxes.....      30       24       11
Deduct: Total stock option-based employee compensation
  determined under fair value based method for all awards,
  net of income taxes......................................     (32)     (42)     (40)
                                                             ------   ------   ------
Pro forma net income(1)....................................  $3,251   $2,221   $1,972
                                                             ======   ======   ======

---------------

(1) The pro forma earnings disclosures are not necessarily representative of the effects on net income in future years.

     Prior to January 1, 2005, the Black-Scholes model was used to determine the fair value of options granted as recognized in the financial statements or as reported in the pro forma disclosure above. The fair value of stock options issued on or after January 1, 2005 was estimated on the date of grant using a binomial lattice model. The Company made this change because lattice models produce more accurate option values due to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the ability to incorporate assumptions about employee exercise behavior resulting from changes in the price of the underlying shares. In addition, lattice models allow for changes in critical assumptions over the life of the option in comparison to closed-form models like Black-Scholes, which require single-value assumptions at the time of grant.

     The expected volatility used in the binomial lattice model is based on an analysis of historical prices of the Holding Company's stock and options on the Holding Company's shares traded on the open market. The Company used a weighted-average of the implied volatility for traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly share prices. The Company chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the Holding Company's shares rather than on daily price movements.

     The risk-free rate is based on observed interest rates for instruments with maturities similar to the expected term of the employee stock options. The Black-Scholes model requires a single spot rate, therefore the weighted-average of these rates for all grants in the year indicated is presented in the table below. The binomial lattice model allows for the use of different rates for different years. The table below presents the range of imputed forward rates for US Treasury Strips that was input over the contractual term of the options.

     Dividend yield is determined based on historical dividend distributions compared to the price of the underlying shares as of the valuation date, adjusted for any expected future changes in the dividend rate. For options valued using the binomial lattice model during the year ended December 31, 2005, the dividend yield as of the measurement date was held constant throughout the life of the option.

     Use of the Black-Scholes model requires an input of the expected life of the options, or the average number of years before options will be exercised or expired. The Company's management estimated expected life using the historical average years to exercise or cancellation and average remaining years outstanding for vested options. Alternatively, the binomial model used by the Company incorporates the contractual term of the options and then considers expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. Exercise behavior in the Company's binomial lattice model is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of options granted at which employees are expected to exercise. The exercise multiple is derived from actual historical exercise activity.

     The following weighted-average assumptions, with the exception of risk-free rates used in 2005 which are expressed as a range, were used in the applicable option-pricing model to determine the fair value of stock options issued for the:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                             2005       2004    2003
                                                          -----------   -----   -----
Dividend yield..........................................         1.20%   0.70%   0.79%
Risk-free rate of return................................   3.33%-4.70%   3.69%   3.62%
Volatility..............................................        23.23%  34.85%  38.56%
Expected life (years)...................................            6       6       6
Exercise multiple.......................................         1.48     N/A     N/A
Post-vesting termination rate...........................         5.19%    N/A     N/A
Contractual term (years)................................           10     N/A     N/A

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
Weighted average fair value of options granted.............  $10.09   $13.25   $10.41
                                                             ======   ======   ======

     Certain levels of Company management also received awards of long-term stock-based compensation. Under the LTPCP, awards are payable in their entirety at the end of a three-year performance period. Each participant was assigned a target compensation amount at the inception of the performance period with the final compensation amount determined based on the total shareholder return on the Holding Company's stock over the three-year performance period, subject to limited further adjustment approved by the Holding Company's Board of Directors. Final awards may be paid in whole or in part with shares of the Holding Company's stock, as approved by the Holding Company's Board of Directors. Beginning in 2005, no further LTPCP target compensation amounts were set. Instead, certain members of management were awarded Performance Shares under the 2005 Stock Plan. Participants are awarded an initial target number of Performance Shares with the final number of Performance Shares payable being determined by the product of the initial target multiplied by a factor of 0.0 to
2.0. The factor applied is based on measurements of the Holding Company's performance with respect to (i) change in annual net operating earnings per share; and (ii) proportionate total shareholder return, as defined, with reference to the three-year performance period relative to other companies in the Standard and Poor's Insurance Index with reference to the same three-year period. Performance Share awards will normally vest in their entirety at the end of the three-year performance period (subject to certain contingencies) and will be payable entirely in shares of the Holding Company's stock. On April 15, 2005, 995,150 Performance Shares were awarded to members of Company management, for which the total fair value on the date of grant was approximately $38 million. For the years ended December 31, 2005, 2004 and 2003, compensation expense related to the LTPCP and Performance Shares was $65 million, $45 million, and $42 million, respectively.

     For the years ended December 31, 2005, 2004 and 2003, the aggregate stock-based compensation expense related to the Incentive Plans was $112 million, $82 million and $60 million, respectively, including stock-based compensation for non-employees of $235 thousand, $468 thousand and $550 thousand, respectively.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Metropolitan Life and each of its U.S. insurance subsidiaries exceeded the minimum risk-based capital requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of Metropolitan Life and its insurance subsidiaries.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net income of Metropolitan Life, a New York domiciled insurer, was $2,155 million, $2,648 million and $2,169 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the New York State Department of Insurance, was $8,639 million and $8,804 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                             --------------------------
                                                               2005      2004     2003
                                                             --------   ------   ------
                                                                   (IN MILLIONS)
Holding gains on investments arising during the year.......  $(2,222)   $ 520    $ 814
Income tax effect of holding gains.........................      837     (182)    (335)
Reclassification adjustments:
  Recognized holding (gains) losses included in current
     year income...........................................     (148)    (236)     332
  Amortization of premiums and accretion of discounts
     associated with investments...........................     (186)      (3)    (152)
  Income tax effect........................................      126       86      (72)
Allocation of holding losses on investments relating to
  other policyholder amounts...............................    1,580     (284)    (576)
Income tax effect of allocation of holding losses to other
  policyholder amounts.....................................     (596)     102      228
Unrealized investment gains of subsidiary at date of
  sale.....................................................       15       --      269
Deferred income taxes on unrealized investment gains of
  subsidiary at date of sale...............................       (5)      --      (94)
                                                             -------    -----    -----
Net unrealized investment gains (losses)...................     (599)       3      414
                                                             -------    -----    -----
Foreign currency translation adjustments arising during the
  year.....................................................      (54)      79      174
Reclassification adjustment for sale of investment in
  foreign operation........................................        5       --       --
                                                             -------    -----    -----
Foreign currency translation adjustment....................      (49)      79      174
Minimum pension liability adjustment.......................       89       (2)     (82)
                                                             -------    -----    -----
Other comprehensive income (losses)........................  $  (559)   $  80    $ 506
                                                             =======    =====    =====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                                           YEARS ENDED DECEMBER 31,
                                                          ---------------------------
                                                           2005      2004      2003
                                                          -------   -------   -------
                                                                 (IN MILLIONS)
Compensation............................................  $ 2,235   $ 2,205   $ 2,305
Commissions.............................................    1,278     1,729     1,694
Interest and debt issue costs...........................      245       183       313
Amortization of DAC and VOBA............................    1,385     1,145     1,386
Capitalization of DAC...................................   (1,619)   (1,817)   (1,982)
Rent, net of sublease income............................      227       216       226
Minority interest.......................................      181       168       119
Other...................................................    1,785     1,754     1,710
                                                          -------   -------   -------
  Total other expenses..................................  $ 5,717   $ 5,583   $ 5,771
                                                          =======   =======   =======

14.  BUSINESS SEGMENT INFORMATION

     The Company provides insurance and financial services to customers in the United States, Canada and Asia. At December 31, 2005 and 2004, the Company's business is divided into three operating segments: Institutional, Individual and Reinsurance, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Auto & Home, operated through Met P&C, was sold to the Holding Company in October 2003. See Note 1. The Company's international operations, consisting of the Company's Canadian branch and a joint venture in China, are reported in Corporate & Other for the years ended December 31, 2005 and 2004. For the year ended December 31, 2003, the Company's international operations were reported in a separate International segment. MetLife Indonesia was reported in Corporate & Other through the date of sale, September 29, 2005. See Note 16.

     On July 1, 2005, the Holding Company completed the acquisition of The Travelers Insurance Company ("TIC"), excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers"). In connection with the Travelers acquisition by the Holding Company, management realigned certain products and services within its segments to better conform to the way it manages and assesses the business. Accordingly, all prior period segment results have been adjusted to reflect such product reclassifications. Also, in connection with the Travelers acquisition by the Holding Company, management has utilized its economic capital model to evaluate the deployment of capital based upon the unique and specific nature of the risks inherent in the Company's existing and newly acquired businesses and has adjusted such allocations based upon this model.

     Economic Capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The Economic Capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As a part of the economic capital process a portion of net investment income is credited to the segments based on the level of allocated equity.

     Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

protection and asset accumulation products, including life insurance, annuities and mutual funds. Through the Company's majority-owned subsidiary, RGA, Reinsurance provides reinsurance of life and annuity policies in North America and various international markets. Additionally, reinsurance of critical illness policies is provided in select international markets. Auto & Home provides personal lines property and casualty insurance, including private passenger automobile, homeowners and personal excess liability insurance in 2003. International provided life insurance, accident and health insurance, annuities and retirement & savings products to both individuals and groups in 2003.

     Corporate & Other contains the excess capital not allocated to the business segments, various start-up and run-off entities, the Company's ancillary international operations in 2005 and 2004, as well as interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of all intersegment amounts, which generally relate to intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment transactions. Additionally, the Company's asset management business, including amounts reported as discontinued operations, is included in the results of operations for Corporate & Other. See
Note 16 for disclosures regarding discontinued operations, including real estate.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2005, 2004 and 2003. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates capital to each segment based upon an internal capital allocation system that allows the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding net investment gains (losses), net of income taxes, adjustments related to net investment gains (losses), net of income taxes, the impact from the cumulative effect of changes in accounting, net of income taxes and discontinued operations, other than discontinued real estate, net of income taxes. Scheduled periodic settlement payments on derivative instruments not qualifying for hedge accounting are included in net investment gains (losses). The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.

                                                                                  CORPORATE &
YEAR ENDED DECEMBER 31, 2005           INSTITUTIONAL   INDIVIDUAL   REINSURANCE    OTHER(1)      TOTAL
----------------------------           -------------   ----------   -----------   -----------   --------
                                                                 (IN MILLIONS)
Premiums.............................    $ 11,271       $  4,113      $ 3,869       $     3     $ 19,256
Universal life and investment-type
  product policy fees................         753          1,193           --             2        1,948
Net investment income................       5,249          5,558          606           337       11,750
Other revenues.......................         642             92           58            28          820
Net investment gains (losses)........          76             83           22            (2)         179
Policyholder benefits and claims.....      12,448          4,823        3,206           (32)      20,445
Interest credited to policyholder
  account balances...................       1,347          1,029          220            --        2,596
Policyholder dividends...............           1          1,644           --             2        1,647
Other expenses.......................       2,199          2,173          991           354        5,717
Income from continuing operations
  before provision for income
  taxes..............................       1,996          1,370          138            44        3,548
Income from discontinued operations,
  net of income taxes................         162            295           --           353          810
Cumulative effect of a change in
  accounting, net of income taxes....          --             --           --            --           --
Net income...........................       1,491          1,176           92           494        3,253
Total assets.........................     139,680        141,201       16,049        10,396      307,326
DAC and VOBA.........................       1,098          7,513        2,815            12       11,438
Separate account assets..............      42,063         31,075           14            --       73,152
Policyholder liabilities.............      78,011         86,565       11,751           278      176,605
Separate account liabilities.........      42,063         31,075           14            --       73,152

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                                                CORPORATE &
YEAR ENDED DECEMBER 31, 2004                         INSTITUTIONAL   INDIVIDUAL   REINSURANCE    OTHER(1)      TOTAL
----------------------------                         -------------   ----------   -----------   -----------   --------
                                                                               (IN MILLIONS)
Premiums...........................................    $ 10,037       $  4,046      $ 3,348       $     6     $ 17,437
Universal life and investment-type product policy
  fees.............................................         710          1,299           --            --        2,009
Net investment income..............................       4,580          5,352          538           348       10,818
Other revenues.....................................         654            131           56            21          862
Net investment gains (losses)......................         162             85           59           (24)         282
Policyholder benefits and claims...................      11,172          4,836        2,694            34       18,736
Interest credited to policyholder account
  balances.........................................       1,014          1,131          212            --        2,357
Policyholder dividends.............................          --          1,634            1             1        1,636
Other expenses.....................................       1,972          2,348          957           306        5,583
Income from continuing operations before provision
  for income taxes.................................       1,985            964          137            10        3,096
Income from discontinued operations, net of income
  taxes............................................          19             22           --            30           71
Cumulative effect of a change in accounting, net of
  income taxes.....................................         (59)             9           --            (2)         (52)
Net income.........................................       1,267            682           91           199        2,239
Total assets.......................................     132,832        137,756       13,850        15,550      299,988
DAC and VOBA.......................................         997          7,485        2,567            13       11,062
Separate account assets............................      40,462         28,045           14           (14)      68,507
Policyholder liabilities...........................      72,934         86,175       10,464           240      169,813
Separate account liabilities.......................      40,462         28,045           14           (14)      68,507

                                                                               CORPORATE &                      AUTO &
YEAR ENDED DECEMBER 31, 2003        INSTITUTIONAL   INDIVIDUAL   REINSURANCE      OTHER      INTERNATIONAL(1)   HOME(2)    TOTAL
----------------------------        -------------   ----------   -----------   -----------   ----------------   -------   -------
                                                                            (IN MILLIONS)
Premiums..........................     $ 9,063        $4,221       $2,648         $ (6)            $ 5          $2,168    $18,099
Universal life and investment-type
  product policy fees.............         658         1,262           --           --              --              --      1,920
Net investment income.............       4,144         5,421          431          104              48             119     10,267
Other revenues....................         618           240           47           38              14              23        980
Net investment gains (losses).....        (289)         (303)          62           16              (8)             (4)      (526)
Policyholder benefits and
  claims..........................      10,022         4,844        2,109           (4)             15           1,604     18,590
Interest credited to policyholder
  account balances................         973         1,222          184           --              --              --      2,379
Policyholder dividends............          (1)        1,698           --           (1)              3              --      1,699
Other expenses....................       1,853         2,425          764          140              17             572      5,771
Income from continuing operations
  before provision for income
  taxes...........................       1,347           652          131           17              24             130      2,301
Income from discontinued
  operations, net of income
  taxes...........................          49            51           --          274              (5)             --        369
Cumulative effect of a change in
  accounting, net of income
  taxes...........................         (26)           --           --           --              --              --        (26)
Net income........................         886           482           86          424              12             111      2,001

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

---------------

(1) Ancillary international results are reported in Corporate & Other for the years ended December 31, 2005 and 2004.

(2) Auto & Home, operated through Met P&C, was sold to the Holding company in October 2003. See Note 1.

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Revenues from U.S. operations were $32,351 million, $30,102 million and $29,740 million for the years ended December 31, 2005, 2004 and 2003, respectively, which represented 95%, 96% and 97%, respectively, of consolidated revenues.

15.  ACQUISITIONS AND DISPOSITIONS

     See Note 16 for information on the dispositions of MetLife Indonesia and SSRM.

     In 2003, RGA entered into a coinsurance agreement under which it assumed the traditional U.S. life reinsurance business of Allianz Life Insurance Company of North America. The transaction added approximately $278 billion of life reinsurance in-force, $246 million of premium and $11 million of income before income tax expense, excluding minority interest expense, in 2003. The effects of such transaction are included within the Reinsurance segment.

     In October 2003, the Company completed its sale of MTL, MetLife General Insurance Agency, Inc., MetLife Securities, Inc. and N.L. Holding Corporation to the Holding Company. The amount received in excess of book value of $28 million was recorded as a capital contribution from the Holding Company. Total revenues of the entities sold included in the consolidated statements of income was $156 million for the year ended December 31, 2003. In October 2003, the Company also sold Metropolitan Property and Casualty Insurance Company's common stock to the Holding Company for $1,990 million. The amount received in excess of book value of $120 million was recorded as a capital contribution from the Holding Company. Total revenues of the entity sold included in the consolidated statements of income was $2,343 million for the year ended December 31, 2003. See Note 1.

16.  DISCONTINUED OPERATIONS

 REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the components of income from discontinued real estate operations:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005      2004     2003
                                                              -------   ------   ------
                                                                    (IN MILLIONS)
Investment income...........................................  $   87    $ 179    $ 308
Investment expense..........................................     (47)    (114)    (170)
Net investment gains........................................     961       27      420
                                                              ------    -----    -----
  Total revenues............................................   1,001       92      558
Interest expense............................................      --       --        1
Provision for income taxes..................................     359       31      204
                                                              ------    -----    -----
Income from discontinued operations, net of income taxes....  $  642    $  61    $ 353
                                                              ======    =====    =====

     There was no carrying value of real estate related to discontinued operations at December 31, 2005. The carrying value of real estate related to discontinued operations was $678 million at December 31, 2004.

     The following table shows the discontinued real estate operations by segment:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Net investment income
  Institutional.............................................  $ 11   $21    $ 31
  Individual................................................    17    26      39
  Corporate & Other.........................................    12    18      68
                                                              ----   ---    ----
     Total net investment income............................  $ 40   $65    $138
                                                              ====   ===    ====
Net investment gains (losses)
  Institutional.............................................  $242   $ 9    $ 45
  Individual................................................   443     4      43
  Corporate & Other.........................................   276    14     332
                                                              ----   ---    ----
     Total net investment gains (losses)....................  $961   $27    $420
                                                              ====   ===    ====
Interest Expense
  Individual................................................  $ --   $--    $  1
                                                              ----   ---    ----
     Total interest expense.................................  $ --   $--    $  1
                                                              ====   ===    ====

     In the second quarter of 2005, the Company sold its One Madison Avenue property in Manhattan, New York for $918 million, resulting in a gain, net of income taxes, of $431 million. The gain is included in income from discontinued operations in the accompanying consolidated statements of income.

     In the fourth quarter of 2003, the Company sold its Eleven Madison Avenue property in Manhattan, New York for $675 million resulting in a gain, net of income taxes, of $166 million. The gain is included in income from discontinued operations in the accompanying consolidated statements of income.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OPERATIONS

     On September 29, 2005, the Company completed the sale of MetLife Indonesia to a third party resulting in a gain upon disposal of $10 million, net of income taxes. As a result of this sale, the Company recognized income from discontinued operations of $5 million, net of income taxes, for the year ended December 31, 2005. The Company reclassified the assets, liabilities and operations of MetLife Indonesia into discontinued operations for all periods presented.

     The following tables present the amounts related to the operations and financial position of MetLife Indonesia that has been combined with the discontinued real estate operations in the consolidated income statements:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Revenues from discontinued operations.......................  $ 5    $  5   $ 4
Expenses from discontinued operations.......................   10      14     9
                                                              ---    ----   ---
Income from discontinued operations before provision for
  income taxes..............................................   (5)     (9)   (5)
Provision for income taxes..................................   --      --    --
                                                              ---    ----   ---
  Loss from discontinued operations, net of income taxes....   (5)     (9)   (5)
Net investment gain, net of income taxes....................   10      --    --
                                                              ---    ----   ---
  Income (loss) from discontinued operations, net of income
     taxes..................................................  $ 5    $ (9)  $(5)
                                                              ===    ====   ===

                                                              DECEMBER 31,
                                                                  2004
                                                              -------------
                                                              (IN MILLIONS)
Fixed maturities............................................       $17
Short-term investments......................................         1
Cash and cash equivalents...................................         3
Deferred policy acquisition costs...........................         9
Premiums and other receivables..............................         1
                                                                   ---
  Total assets held-for-sale................................       $31
                                                                   ===
Future policy benefits......................................       $ 5
Policyholder account balances...............................        12
Other policyholder funds....................................         7
Other liabilities...........................................         4
                                                                   ---
  Total liabilities held-for-sale...........................       $28
                                                                   ===

     On January 31, 2005, the Company completed the sale of SSRM to a third party for $328 million in cash and stock. As a result of the sale of SSRM, the Company recognized income from discontinued operations of approximately $157 million, net of income taxes, comprised of a realized gain of $165 million, net of income taxes, and an operating expense related to a lease abandonment of $8 million, net of income taxes. Under the terms of the sale agreement, MetLife will have an opportunity to receive, prior to the end of 2006, additional payments aggregating up to approximately 25% of the base purchase price, based on, among other things, certain revenue retention and growth measures. The purchase price is also subject to reduction over five years,

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

depending on retention of certain Company-related business. Also under the terms of such agreement, the Company had the opportunity to receive additional consideration for the retention of certain customers for a specific period in 2005. In the fourth quarter of 2005, upon finalization of the computation, the Company received a payment of $12 million, net of income taxes, due to the retention of these specific customer accounts. The Company reclassified the assets, liabilities and operations of SSRM into discontinued operations for all periods presented. Additionally, the sale of SSRM resulted in the elimination of the Company's Asset Management segment. The remaining asset management business, which is insignificant, has been reclassified into Corporate & Other. The Company's discontinued operations for the year ended December 31, 2005 also includes expenses of approximately $6 million, net of income taxes, related to the sale of SSRM.

     The operations of SSRM include affiliated revenues of $5 million, $59 million and $54 million for the years ended December 31, 2005, 2004 and 2003, respectively, related to asset management services provided by SSRM to the Company that have not been eliminated from discontinued operations as these transactions continue after the sale of SSRM. The following tables present the amounts related to operations and financial position of SSRM that have been combined with the discontinued real estate operations in the consolidated income statements:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2005   2004   2003
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Revenues from discontinued operations.......................  $ 19   $328   $231
Expenses from discontinued operations.......................    38    296    197
                                                              ----   ----   ----
Income from discontinued operations before provision for
  income taxes..............................................   (19)    32     34
Provision for income taxes..................................    (5)    13     13
                                                              ----   ----   ----
  Income (loss) from discontinued operations, net of income
     taxes..................................................   (14)    19     21
Net investment gain, net of income taxes....................   177     --     --
                                                              ----   ----   ----
  Income from discontinued operations, net of income
     taxes..................................................  $163   $ 19   $ 21
                                                              ====   ====   ====

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                              DECEMBER 31,
                                                                  2004
                                                              -------------
                                                              (IN MILLIONS)
Equity securities...........................................      $ 49
Real estate and real estate joint ventures..................        96
Short-term investments......................................        33
Other invested assets.......................................        20
Cash and cash equivalents...................................        55
Premiums and other receivables..............................        38
Other assets................................................        88
                                                                  ----
  Total assets held-for-sale................................      $379
                                                                  ====
Short-term debt.............................................      $ 19
Current income taxes payable................................         1
Deferred income taxes payable...............................         1
Other liabilities...........................................       219
                                                                  ----
  Total liabilities held-for-sale...........................      $240
                                                                  ====

17.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments were as follows:

                                                         NOTIONAL   CARRYING   ESTIMATED
                                                          AMOUNT     VALUE     FAIR VALUE
                                                         --------   --------   ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturities.....................................             $147,897    $147,897
  Trading securities...................................             $    373    $    373
  Equity securities....................................             $  2,217    $  2,217
  Mortgage and consumer loans..........................             $ 33,094    $ 33,710
  Policy loans.........................................             $  8,412    $  8,412
  Short-term investments...............................             $    883    $    883
  Cash and cash equivalents............................             $  1,787    $  1,787
  Mortgage loan commitments............................   $2,603    $     --    $     (3)
  Commitments to fund partnership investments..........   $1,956    $     --    $     --
Liabilities:
  Policyholder account balances........................             $ 62,943    $ 61,849
  Short-term debt......................................             $    453    $    453
  Long-term debt.......................................             $  2,961    $  3,246
  Shares subject to mandatory redemption...............             $    278    $    362
  Payables for collateral under securities loaned and
     other transactions................................             $ 21,009    $ 21,009

                                                         NOTIONAL   CARRYING   ESTIMATED
                                                          AMOUNT     VALUE     FAIR VALUE
                                                         --------   --------   ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2004
Assets:
  Fixed maturities.....................................             $150,229    $150,229
  Equity securities....................................             $  1,903    $  1,903
  Mortgage and consumer loans..........................             $ 31,571    $ 33,006
  Policy loans.........................................             $  8,256    $  8,256
  Short-term investments...............................             $  1,194    $  1,194
  Cash and cash equivalents............................             $  2,370    $  2,370
  Mortgage loan commitments............................   $1,161    $     --    $      4
  Commitments to fund partnership investments..........   $1,320    $     --    $     --
Liabilities:
  Policyholder account balances........................             $ 59,150    $ 58,180
  Short-term debt......................................             $  1,445    $  1,445
  Long-term debt.......................................             $  2,050    $  2,293
  Shares subject to mandatory redemption...............             $    278    $    361
  Payables for collateral under securities loaned and
     other transactions................................             $ 25,230    $ 25,230

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender.

  SHORT-TERM AND LONG-TERM DEBT, PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of short-term and long-term debt, and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities. The carrying values of payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments is based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

18.  RELATED PARTIES

     Effective January 1, 2003, MetLife Group, Incorporated, a New York corporation and wholly owned subsidiary of the Holding Company, was formed as a personnel services company to provide personnel, as

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of Metlife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

needed, to support the activities of the Company. Charges for these services were approximately $1,934 million, $1,711 million and $1,677 million in 2005, 2004 and 2003, respectively.

     As of December 31, 2005 and 2004, the Company held $103 million and $144 million, respectively, of assets in the Metropolitan Money Market Pool of affiliated companies. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.


     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company transferred assets with a cost or amortized cost and fair market value of $686 million and $720 million, and $367 million and $382 million, for the years ended December 31, 2005 and 2004, respectively. The realized capital gains (losses) recognized on these transfers were $34 million, $15 million and less than $1 million for the years ended December 31, 2005, 2004 and 2003, respectively. The Company purchased assets from affiliates with a fair market value of $691 million and $563 million for the years ended December 31, 2005 and 2004, respectively.



     See Notes 2 and 5 for additional related party transactions.


19.  SUBSEQUENT EVENTS

     During the first quarter of 2006, Metropolitan Life's Board of Directors approved a plan to merge an indirect insurance subsidiary, Paragon Life Insurance Company ("Paragon"), into Metropolitan Life effective May 1, 2006, subject to regulatory approvals. Metropolitan Life is to acquire Paragon from General American for its appraised value.

                                    PART II

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

  (a) FINANCIAL STATEMENTS

      The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

      Metropolitan Life Separate Account E
        Independent Registered Public Accounting Firm's Report


      Financial Statements for the Years Ended December 31, 2004 and 2005

         Statements of Assets and Liabilities
         Statements of Operations
         Statements of Changes in Net Assets
         Notes to Financial Statements

      Metropolitan Life Insurance Company
        Independent Registered Public Accounting Firm's Report


      Financial Statements for the Years Ended December 31, 2005, 2004 and 2003

         Consolidated Balance Sheets
         Consolidated Statements of Income
         Consolidated Statements of Cash Flow
         Consolidated Statements of Equity
         Notes to Consolidated Financial Statements

  (b) EXHIBITS


     (1)                --   Resolution of the Board of Directors of
                             Metropolitan Life establishing Separate
                             Account E.(2)
     (2)                --   Not applicable.
     (3) (a)            --   Not applicable.
         (b)            --   Form of Metropolitan Life Insurance
                             Company Sales Agreement.(14)
         (c)            --   Participation Agreement--Calvert.(5)
         (d)            --   Participation Agreements--Fidelity
                             Distributors Corp.(5)
         (d)(i)         --   Supplemental Agreements--Fidelity(6)
         (e)            --   Participation Agreement--New England
                             Zenith Fund(10)
         (f)            --   Participation Agreement--American Funds
                             Insurance Series(11)
         (g)            --   Participation Agreement--Met Investors
                             Series Trust(12)
     (3) (h)            --   MLI Distribution Company Retail Sales
                             Agreement(19)
     (4) (a)            --   Amended Form of IRC Section 401 Group
                             Annuity Contract (VestMet).(5)
         (a)(i)         --   Form of IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Version
                             2).(5)
         (a)(ii)        --   Form of IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Allocated
                             and Unallocated).(5)
         (a)(iii)       --   Form IRC Section 401 Individual Annuity
                             Contract (Preference Plus).(5)
         (a)(iv)        --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Oregon).(2)
         (a)(v)         --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus)
                             (Allocated).(4)
         (a)(vi)        --   Form IRC Section 401 Group Annuity
                             Contract (Preference Plus) (Allocated)
                             (New York).(4)
         (a)(vii)       --   Form of Certificate under IRC Section
                             401 Group Annuity Contract (Preference
                             Plus) (New York).(4)
         (b)            --   Amended Form of IRC Section 403(b) Group
                             Annuity Contract (VestMet).(5)
         (b)(i)         --   Amended Form of IRC Section 403(b) Group
                             Annuity Contract (Preference Plus).(5)

         (b)(i)(A)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom-LIJ).(5)
         (b)(i)(B)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Enhanced Preference Plus
                             Contract-Montefiore Medical Center,
                             Maimonides Medical Center, The Mount
                             Sinai Hospital).(2)
         (b)(i)(C)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom Account)
                             (New Jersey-ABP).(4)
         (b)(i)(D)      --   Form of IRC Section 403(b) Group Annuity
                             Contract (Financial Freedom Account)
                             (Texas-ORP).(4)
         (b)(i)(E)      --   Form of IRC Section 403(b) Individual
                             Annuity Contract (Preference Plus)
                             (Oregon).(4)
         (b)(ii)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (VestMet).(5)
         (b)(iii)       --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus) (Version 2).(5)
         (b)(iii)(A)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus) (Versions 1 and 2).(5)
         (b)(iii)(B)    --   Amended Form of Certificate under IRC
                             Section 403(b) Group Annuity Contract
                             (Preference Plus) (New York).(5)
         (b)(iii)(C)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account).(5)
         (b)(iii)(D)    --   Forms of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus--Enhanced TSA
                             Preference Plus Contract).(5)
         (b)(iii)(E)    --   Amended Form of Certificate under IRC
                             Section 403(b) Group Annuity Contract
                             (Preference Plus).(5)
         (b)(iii)(F)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Chapman).(5)
         (b)(iii)(G)    --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus, Enhanced Preference
                             Plus, Financial Freedom) (Oregon).(2)
         (b)(iii)(H)    --   Form of Endorsement under IRC Section
                             403(b) Group Annuity Contract
                             (Preference Plus).(2)
         (b)(iii)(I)    --   Form of Endorsement under Section 403(b)
                             Group Annuity Contract (Preference Plus,
                             Enhanced Preference Plus, Financial
                             Freedom).(2)
         (b)(iv)        --   Form of Texas Rider for Certificate
                             under IRC Section 403(b) Group Annuity
                             Contract (VestMet).(5)
         (b)(v)         --   Form of Texas Endorsement for
                             Certificate under IRC Section 403(b)
                             Group Annuity Contract (Preference
                             Plus).(5)
         (b)(vi)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account) (New Jersey-ABP).(4)
         (b)(vii)       --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Enhanced
                             Preference Plus) (Oregon).(4)
         (b)(viii)      --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom) (Texas-ORP).(4)
         (b)(ix)        --   Form of Certificate under IRC Section
                             403(b) Group Annuity Contract (Financial
                             Freedom Account) (Texas-ORP).(4)
         (b)(x)         --   Forms of Endorsement under IRC Section
                             403(b) Group Annuity Contract, 403(a)
                             Group Annuity Contract and Individual
                             Retirement Annuity Contract.(4,5)
         (b)(xi)        --   Forms of Endorsement under IRC Section
                             403(b) Group Annuity Contract.(4,5,8)
         (b)(xii)       --   Forms of Endorsement under IRC Section
                             403(b) for Annuity Contract
                             (VestMet)--Forms R.S.1208 and
                             G.20247-567(7)
         (b)(xiii)      --   Forms of Endorsement under IRC Section
                             408(b) for Flexible Contribution
                             Individual Retirement Annuity
                             (38PP-90(IRA-1), and (G.4333-15, G.4333
                             (IRA/ENH)--Forms R.S.1228 and
                             G.20247-568(7,8)
         (b)(xiv)       --   Form of Endorsement under IRC Section
                             403(b) (G.4333-7)--Form G.20247.563.(7)

         (b)(xv)        --   Form of Endorsement under IRC Section
                             403(b) (G.4333-7, G.4333 (PPA/TSA- 5))--
                             Form G.20247-576 (Mutual Benefit
                             Life).(8)
         (c)            --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (VestMet).(5)
         (c)(i)(A)      --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Preference
                             Plus) (Version 2).(5)
         (c)(i)(B)      --   Amended Form of IRC Section 408
                             Simplified Employee Pension Contract
                             (Preference Plus).(5)
         (c)(i)(C)      --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Preference
                             Plus) (Oregon).(2)
         (c)(i)         --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Illinois,
                             Minnesota) (VestMet).(5)
         (c)(ii)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Michigan)
                             (VestMet).(5)
         (c)(iii)       --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (New York)
                             (VestMet).(5)
         (c)(iv)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (South
                             Carolina) (VestMet).(5)
         (c)(v)         --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Pennsylvania)
                             (VestMet).(5)
         (c)(vi)        --   Form of IRC Section 408 Simplified
                             Employee Pension Contract (Washington)
                             (VestMet).(5)
         (c)(vii)       --   Information Statement concerning IRC
                             Section 408 Simplified Employee Pension
                             Contract (VestMet).(5)
         (d)            --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract
                             (VestMet).(5)
         (d)(i)(A)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus) (Version 2).(5)
         (d)(i)(B)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus).(5)
         (d)(i)(C)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Preference
                             Plus) (Oregon).(2)
         (d)(i)         --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (d)(ii)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (Michigan) (VestMet).(5)
         (d)(iii)       --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Illinois,
                             Minnesota) (VestMet).(5)
         (d)(iv)        --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Michigan)
                             (VestMet).(5)
         (d)(v)         --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (New York)
                             (VestMet).(5)
         (d)(vi)        --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (South
                             Carolina) (VestMet).(5)
         (d)(vii)       --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract
                             (Pennsylvania) (VestMet).(5)
         (d)(viii)      --   Form of IRC Section 408 Individual
                             Retirement Annuity Contract (Washington)
                             (VestMet).(5)
         (d)(ix)        --   Information Statement concerning IRC
                             Section 408 Individual Retirement
                             Annuity Contract (VestMet).(5)
         (d)(x)         --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (d)(xi)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (Michigan) (VestMet).(5)

         (d)(xii)       --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             (South Carolina) (VestMet).(5)
         (d)(xiii)      --   Form of Endorsement to IRC Section 408
                             Individual Annuity Contract (Preference
                             Plus).(4)
         (e)            --   Amended Form of IRC Section 408 Group
                             Individual Retirement Annuity Contract
                             (VestMet).(5)
         (e)(1)         --   Form of IRC Section 408 Group Individual
                             Retirement Annuity Contract (Preference
                             Plus).(5)
         (e)(i)         --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (VestMet).(5)
         (e)(i)(A)      --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Preference Plus).(5)
         (e)(i)(B)      --   Forms of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Enhanced).(2,5)
         (e)(i)(C)      --   Form of Certificate under IRC Section
                             408 Group Individual Retirement Annuity
                             Contract (Oregon).(2)
         (e)(i)(D)      --   Form of Endorsement to IRC Section 408
                             Group Individual Retirement Annuity
                             Contract (G.4333.15).(8)
         (f)            --   Amended Form of IRC Section 457 Group
                             Annuity Contract for Public Employee
                             Deferred Compensation Plans
                             (VestMet).(5)
         (f)(i)         --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Preference Plus)
                             (Version 2).(5)
         (f)(ii)        --   Amended Form of IRC Section 457 Group
                             Annuity Contract for Public Employee
                             Deferred Compensation Plans (Preference
                             Plus).(5)
         (f)(iii)       --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Enhanced Preference
                             Plus).(5)
         (f)(iv)        --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Financial
                             Freedom).(5)
         (f)(v)         --   Form of IRC Section 457 Group Annuity
                             Contract for Public Employee Deferred
                             Compensation Plans (Enhanced Preference
                             Plus).(4)
         (f)(vi)        --   Form of Endorsement under IRC Section
                             457(b) for Public Employee Deferred
                             Compensation Plans (G.3068) (Preference
                             Plus)--Form G.7812-45.(7)
         (g)            --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             which Converts Contract into
                             Non-Qualified Status (VestMet).(5)
         (g)(1)         --   Form of Non-Qualified Contract
                             (Preference Plus) (Version 2).(5)
         (g)(i)(A)      --   Amended Form of Non-Qualified Contract
                             (Preference Plus).(5)
         (g)(i)(B)      --   Form of Non-Qualified Contract
                             (Preference Plus) (Oregon).(2)
         (g)(i)         --   Information Statement concerning IRC
                             Section 408 Individual Retirement
                             Annuity Contract with Non-Qualified
                             Endorsement (VestMet).(5)
         (g)(ii)        --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             with Non-Qualified Endorsement
                             (Michigan) (VestMet).(5)
         (g)(iii)       --   Form of Endorsement to IRC Section 408
                             Individual Retirement Annuity Contract
                             with Non-Qualified Endorsement (South
                             Carolina) (VestMet).(5)
         (g)(iv)        --   Form of Endorsement to Group Annuity
                             Contract.(5)
         (h)            --   Amended Form of Non-Qualified Group
                             Contract (VestMet).(5)
         (h)(1)         --   Form of Non-Qualified Group Contract
                             (Preference Plus).(5)
         (h)(i)         --   Form of Certificate under Non-Qualified
                             Group Contract (VestMet).(5)
         (h)(i)(A)      --   Forms of Certificate under Non-Qualified
                             Group Contract (Preference Plus).(5)
         (h)(i)(A)(i)   --   Form of Certificate under Non-Qualified
                             Group Contract (Preference Plus-Enhanced
                             Contract; Enhanced Preference Plus).(2)

         (h)(i)(A)(ii)  --   Form of Certificate under Non-Qualified
                             Group Contract (Preference Plus-Enhanced
                             Contract; Enhanced Preference Plus)
                             (Oregon).(2)
         (h)(i)(B)      --   Form of Non-Qualified Group Contract
                             (Preference Plus).(5)
         (h)(i)(C)      --   Form of Non-Qualified Group Contract
                             (Enhanced Preference Plus).(5)
         (h)(i)(D)      --   Form of Endorsement Concerning Nursing
                             Home or Terminal Illness.(2)
         (h)(i)(E)      --   Form of Endorsement for death claim
                             settlement for MT-(37PP-90(NQ-1),
                             (38PP-90(IRA-)--Form R.S. 1234MT1998.(7)
         (h)(i)(F)      --   Form of Non-Qualified Group Contract
                             (Financial Freedom Account)
                             Form--G.3043.(7)
         (i)            --   Endorsement with respect to Individual
                             IRA and Individual Non-Qualified
                             Contract concerning Death Benefit
                             Provisions (VestMet).(5)
         (j)            --   Specimen of variable retirement annuity
                             contract for Metropolitan Variable
                             Account B.(5)
         (k)            --   Proposed Form of Metropolitan Investment
                             Annuity Program, Form 37-74 MIAP for
                             Metropolitan Life Variable Account C.(5)
         (l)            --   Proposed Form of Metropolitan Investment
                             Annuity Program, Form 37-74 MIAP for
                             Metropolitan Life Variable Account D.(5)
         (m)            --   Specimen of Flexible-Purchase Variable
                             Annuity Contract for Metropolitan
                             Variable Account A.(1)
         (n)            --   Specimen of Variable Annuity Contract,
                             Forms 37TV-65 and 20SV-65 for
                             Metropolitan Variable Account B.(5)
         (o)            --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract
                             (Preference Plus).(5)
         (o)(i)         --   Forms of Certificate under IRC Section
                             403(a) Group Annuity Contract (Financial
                             Freedom).(5)
         (o)(ii)        --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract (South
                             Carolina).(5)
         (o)(iii)       --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract (SUNY).(5)
         (o)(iv)        --   Form of Certificate under IRC Section
                             403(a) Group Annuity Contract
                             (Oregon).(2)
         (p)            --   Form of Single Premium Immediate Income
                             Payment Contract (Preference Plus).(5)
         (q)            --   Form of Single Premium Immediate Income
                             Payment Certificate (Enhanced Preference
                             Plus and Financial Freedom).(5)
         (r)            --   Endorsements for Single Premium
                             Immediate Income Payment Contract.(5)
         (r)(i)         --   Form of Endorsement for Single Premium
                             Immediate Income Payment Contract
                             (G.4333(VARPAY)--Form G.20247-560.(7)
         (r)(ii)        --   Form of Endorsement for Single Premium
                             Immediate Income Payment Contract (PSC
                             93-05A) for unlimited transfers.(8)
         (s)            --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA.(6)
         (s)(i)         --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA (Minnesota).(6)
         (s)(ii)        --   Form of Endorsement with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1220-PPA (New Jersey).(6)
         (s)(iii)       --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA.(6)
         (s)(iv)        --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA (Minnesota).(6)
         (s)(v)         --   Form of Amendment with respect to the
                             Roth Individual Retirement Annuity--Form
                             R.S. 1212-PPA (New Jersey).(6)
         (s)(vi)(A)     --   ROTH IRA Endorsements. Forms: R.S. 1233,
                             R.S. 1233OR, R.S. 1233TX(2000).(9)
         (s)(vi)(B)     --   ROTH IRA Amendments. Forms: R.S. 1238,
                             R.S. 1238OR, R.S. 1238TX(2000).(9)

         (t)            --   Form of Group Annuity Contract and
                             Amendment under IRC Section
                             415(m)--Forms G. 3043A and G. 3043A-1
                             (Financial Freedom Account).(6)
         (u)            --   Form of Endorsement with respect to
                             Waiver of Administrative Fee--Form R.S.
                             1206.(6)
         (v)            --   Forms of Endorsement with respect to
                             exchange from Growth Plus Account to the
                             Preference Plus Account--Form RSC
                             E31910-2.(6)
         (w)            --   Forms of Endorsement with respect to
                             Enhanced 10% corridor (37PP-90(NQ-1),
                             38PP-90 (IRA-1) NQ/IRA, NJ PPA and
                             (PSC94-05)--Forms R.S. 1222, R.S.
                             1222N.J., R.S. 1232 and G. 20247-573.(7)
         (x)            --   Forms of Endorsement with respect to
                             Fund Expansion (38PP-90(NQ-1),
                             (38PP-90(IRA-1), TSA/403(a), PPI
                             immediate (PSC 93-05A)--Forms R.S. 1230
                             (11/98), G. 20247-572 and R.S. 1231
                             (11/98)(7,8)
         (x)(i)(A)      --   Endorsement Regarding Availability of
                             additional Investment Divisions on July
                             5, 2000 (R.S. 1241).(9)
         (x)(i)(B)      --   Contract Endorsement (for NJ Alternate
                             Benefit Plan) (G. 7812-56).(9)
         (x)(i)(C)      --   Certificate Endorsement (for NJ
                             Alternate Benefit Plan) (G.
                             20247-578).(9)
         (y)            --   Forms of Endorsement with respect to
                             Exchange (37PP-90(NQ-1), 38PP-90(IRA-1)
                             and (G.4333-7)--Forms E31910-3 and
                             G.7812-38-1.(7)
         (z)            --   Forms of Endorsement for SIMPLE IRA
                             (G.4333-15) and (G.4333-15+RSC
                             96-37)--Forms RSC 96-37 and R.S.
                             1209.(7)
         (a)(a)         --   Forms of demutualization
                             endorsements.(8)
         (b)(b)         --   Replacement Endorsements for Systematic
                             Withdrawal Program Forms: PSC 94-15 NJ
                             (8/2000), PSC 94-15 MN (8/2000).(9)
         (b)(b)(i)      --   Replacement Endorsements for Systematic
                             Withdrawal Program FL, NY, VT forms: PSC
                             94-16 (8/2000), PSC 94-15 (8/2000).(9)
         (c)(c)         --   Forms of Endorsement for Non-Qualified
                             Annuity Contracts Under IRC Section
                             72(s)--ML-NQ(11/04)(19)
         (5)(a)         --   Participation Request and Agreement for
                             the IRC Section 401 Group Annuity
                             Contract.(5)
         (b)            --   Enrollment Form with respect to the IRC
                             Section 401 Group Annuity Contract.(5)
         (b)(i)         --   Enrollment Form with respect to the IRC
                             Section 401 Group Annuity Contract
                             (Preference Plus) (Allocated).(5)
         (c)            --   Participation Request and Agreement for
                             the IRC Section 403(b) Group Annuity
                             Contract.(5)
         (c)(i)         --   Participation Request and Agreement for
                             the IRC Section 403(b) Group Annuity
                             Contract (Direct Mail Form).(5)
         (d)            --   Enrollment Form with respect to the IRC
                             Section 403(b) Group Contract and the
                             IRC Section 457 Group Annuity
                             Contract.(2)
         (d)(i)         --   403(b) Tax Deferred Annuity Customer
                             Agreement Acknowledgement.(5)
         (d)(ii)        --   Enrollment Form with respect to the IRC
                             Section 403(b) Group Annuity Contract
                             (Enhanced Preference Plus TSA).(5)
         (d)(iii)       --   Enrollment Form with respect to the IRC
                             Section 403(b) Group Annuity Contract
                             (FFA-TSA).(5)
         (e)            --   Enrollment Form with respect to the IRC
                             Section 403(b) Group Annuity Contract
                             and the IRC Section 457 Group Annuity
                             Contract.(5)
         (f)            --   Application for an IRC Section 408
                             Simplified Employee Pension, IRA and
                             Non-Qualified Deferred Annuities
                             (Preference Plus).(2)
         (f)(i)         --   Application for Individual IRA and
                             Non-Qualified Contract (Direct Mail
                             Form).(3)
         (g)            --   Employer Adoption Request Form.(5)
         (g)(i)         --   Employer Utilization Request Form.(5)
         (g)(ii)        --   Enrollment Form for IRC Section 408
                             Group Individual Retirement Account
                             Contract and Non-Qualified Group
                             Contract.(5)

         (g)(iii)       --   Funding Authorization and Agreement.(5)
         (g)(iv)        --   Funding Authorization and Agreement
                             (SEP).(5)
         (h)(i)         --   Enrollment Form for IRC Section 408
                             Individual Retirement Annuity, IRC
                             Section 408(k) Simplified Employee
                             Pension and Non-Qualified Income Annuity
                             Contract.(5)
         (h)(ii)        --   Enrollment Form for IRC Sections 403(b),
                             403(a) and 457 Group Income Annuity
                             Contract.(5)
         (h)(iii)       --   Enrollment Form for Group IRA Rollover
                             Annuity (Preference Plus-Enhanced
                             Contract).(2)
         (h)(iv)        --   Enrollment Form for Group Non-Qualified
                             Supplemental Savings (Preference Plus-
                             Enhanced Contract).(2)
         (i)            --   Application for Variable Annuity
                             (Preference Plus(R) Account) TSA/IRC
                             Section 457(b) Deferred Compensation/IRC
                             Section 403(a) for form G.4333-7
                             FORM--038-PPA-TSA/PEDC (0998).(7)
         (i)(i)         --   Application for Variable Annuity
                             (Preference Plus(R) Account) for 37PP-90
                             (NQ-1), 38PP-90 (IRA-1)
                             FORM--038-PPA-IRA/SEP/NQ (0998).(7)
         (i)(ii)        --   Application for the Preference Plus(R)
                             Income Annuity for RSC 93-05A
                             FORM--RSCINCAPNQIRASEP (10/98).(7)
         (i)(iii)       --   Application for Variable Annuity
                             Enhanced Preference Plus(R) Account for
                             MetLife Employees for forms G.4333-14,
                             G.4333-15
                             Form--038MEGPPAIRA/NQ(10/98).(7)
         (i)(iv)        --   Application Preference Plus Account.(8)
         (j)            --   Variable Annuity Application for
                             Non-Qualified IRA and SEP contracts
                             (038-PPA (07/2000)-A)(9)
         (j)(i)         --   Variable Annuity Application for TSA and
                             403(a) contracts (038-PPA
                             (07/2000)-B)(9)
         (j)(ii)        --   ROTH Individual Retirement Annuity
                             Endorsement--Form ML-446.2 (9/02).(13)
         (j)(iii)       --   401(a)/403(a) Plan Endorsement. Form
                             ML-401.2 (9/02).(13)
         (j)(iv)        --   Individual Retirement Annuity
                             Endorsement. Form: ML-408.2 (9/02).(13)
         (j)(v)         --   SIMPLE Individual Retirement Annuity
                             Endorsement. Form: ML-439.1 (9/02).(13)
         (j)(vi)        --   Tax Sheltered Annuity Endorsement. Form
                             ML-398.2 (9/02).(13)
     (6)                --   Restated Charter and By-Laws of
                             Metropolitan Life Insurance
                             Company.(12,  )
     (7)                --   Not applicable.
     (8)                --   Not applicable.
     (9)                --   Opinion and consent of counsel as to the
                             legality of the securities being
                             registered.(5,16)
    (10)                --   Consent of Deloitte & Touche(19)
    (11)                --   Not applicable.
    (12)                --   Not applicable.
    (13)                --   Powers of Attorney.(4,14,16,17,18,19)


---------------
 1. Previously filed with the initial filing of the Registration Statement of Metropolitan Variable Account A of Metropolitan Life Insurance Company on May 28, 1969.

 2. Filed with Post-Effective Amendment No. 19 to this Registration Statement on Form N-4 on February 27, 1996.

 3. Filed with Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 on April 1, 1988.

 4. Filed with Post-Effective Amendment No. 21 to this Registration Statement on Form N-4 on February 28, 1997.

 5. Filed with Post-Effective Amendment No. 22 to this Registration Statement on Form N-4 on April 30, 1997.

 6. Filed with Post-Effective Amendment No. 23 to this Registration Statement on Form N-4 on April 3, 1998.

 7. Filed with Post-Effective Amendment No. 24 to this Registration Statement on Form N-4 on January 12, 1999.

 8. Filed with Post-Effective Amendment No. 26 to this Registration Statement on Form N-4 on April 6, 2000.

 9. Filed with Post-Effective Amendment No. 27 to this Registration Statement on Form N-4 on April 3, 2001.

10. Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.

11. Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-52366 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.

12. Amended and Restated Charter of Metropolitan Life Insurance Company filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.

13. Filed with Post-Effective Amendment No. 29 to this Registration Statement on Form N-4 on April 10, 2003.

14. Filed with Post-Effective Amendment No. 30 to this Registration Statement on Form N-4 on October 22, 2003.

15. Filed with Post-Effective Amendment No. 31 to this Registration Statement on Form N-4 on February 9, 2004.

16. Power of Attorney for Sylvia M. Mathews filed with Post-Effective Amendment No. 32 to this Registration Statement on Form N-4 on April 20, 2004.

17. Power of Attorney for John M. Keene, William J. Wheeler and Joseph J. Prochaska filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-69320 for Metropolitan Life Separate Account E on Form N-4 on February 5, 2004. As incorporated herein by reference.

18. Amended and Restated By-Laws of Metropolitan Life Insurance Company and Power of Attorney for C. Robert Henrikson filed with Registration Statement No. 333-122883/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 17, 2005. As incorporated herein by reference.

19.  Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.


                                                     PRINCIPAL OCCUPATION &                  POSITIONS AND OFFICES
                 NAME                                   BUSINESS ADDRESS                         WITH DEPOSITOR
                 ----                                ----------------------                  ---------------------
Robert H. Benmosche....................  Chairman of the Board, MetLife and                Chairman and Director
                                         Metropolitan Life Insurance Company,
                                         27-01 Queens Plaza North
                                         Long Island City, NY 11101
Curtis H. Barnette.....................  Of Counsel                                        Director
                                         Skadden, Arps, Slate,
                                         Meagher & Flom, LLP and Affiliates,
                                         1440 New York Avenue, N.W.
                                         Washington, D.C. 20005.
Burton A. Dole, Jr. ...................  Retired Chairman,                                 Director
                                         Nellcor Puritan Bennett, Inc.,
                                         Pauma Valley Country Club,
                                         15835 Pauma Valley Drive,
                                         Pauma Valley, CA 92061.
Cheryl W. Grise........................  President, Utility Group,                         Director
                                         Northeast Utilities,
                                         P.O. Box 270,
                                         Hartford, CT 06141.
C. Robert Hendrikson...................  President and Chief Executive Officer,            President, Chief Executive
                                         MetLife, Inc. and Metropolitan Life Insurance     Officer and Director
                                         Company,
                                         27-01 Queens Plaza North
                                         Long Island City, NY 11101.
James R. Houghton......................  Chairman of the Board and Chief Executive         Director
                                         Officer
                                         Corning Incorporated,
                                         One Riverfront Plaza,
                                         MP HQE2-6,
                                         Corning, NY 14831
Harry P. Kamen.........................  Retired Chairman and Chief Executive Officer,     Director
                                         Metropolitan Life Insurance Company,
                                         200 Park Avenue, 32nd floor,
                                         New York, NY 10166-0188.
Helene L. Kaplan.......................  Of Counsel, Skadden, Arps, Slate, Meagher &       Director
                                         Flom, LLP,
                                         Four Times Square,
                                         New York, NY 10036.
John M. Keane..........................  General (Retired),                                Director
                                         United States Army,
                                         2020 K Street N.W.,
                                         Suite 800,
                                         Washington, D.C. 20006
James M. Kilts.........................  Chairman of the Board and Chief Executive         Director
                                         Officer,
                                         The Gillette Company,
                                         Prudential Tower Building, 48th floor
                                         Boston, MA 02199
Charles M. Leighton....................  Retired Chairman and Chief Executive Officer,     Director
                                         CML Group, Inc.,
                                         U.S. Sailing
                                         15 Maritime Drive,
                                         Portsmith, RI 02871.
Sylvia M. Mathews......................  Chief Operating Officer and Executive             Director
                                         Director,
                                         The Bill & Melinda Gates Foundation,
                                         1551 Eastlake Avenue East,
                                         Seattle, WA 98102.

                                                     PRINCIPAL OCCUPATION &                  POSITIONS AND OFFICES
                 NAME                                   BUSINESS ADDRESS                         WITH DEPOSITOR
                 ----                                ----------------------                  ---------------------
Hugh B. Price..........................  Senior Adviser                                    Director
                                         DLA Piper Rudnick Gray Cary US LLP,
                                         1251 Avenue of the Americas,
                                         New York, NY 10020
Kenton J. Sicchitano...................  Retired Chairman of the Board,                    Director
                                         PricewaterhouseCoopers,
                                         101 Jericho Road,
                                         Weston, MA 02493
William C. Steere, Jr. ................  Retired Chairman of the Board,                    Director
                                         Pfizer Inc.,
                                         235 East 42nd Street,
                                         New York, NY 10016.

     Set forth below is a list of certain principal officers of Metropolitan Life. The principal business address of Metropolitan Life is 200 Park Avenue, New York, New York 10166.


                    NAME OF OFFICER                                     POSITION WITH METROPOLITAN LIFE
                    ---------------                                     -------------------------------
Robert H. Benmosche.....................................  Chairman and Director
C. Robert Henrikson.....................................  President, Chief Executive Officer and Director
William J. Toppeta......................................  President, International
Catherine A. Rein.......................................  Senior Executive Vice-President and Chief Administrative
                                                          Officer
Leland C. Launer, Jr. ..................................  President, Institutional Business
Lisa M. Weber...........................................  President, Individual Business
James L. Lipscomb.......................................  Executive Vice-President and General Counsel
William J. Wheeler......................................  Executive Vice President and Chief Financial Officer
Joseph J. Prochaska.....................................  Senior Vice President and Chief Accounting Officer
Joseph A. Reali.........................................  Senior Vice-President and Tax Director
Anthony Williamson......................................  Senior Vice-President and Treasurer
Gwenn L. Carr...........................................  Senior Vice-President and Secretary
Timothy Journy..........................................  Senior Vice President and General Auditor


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance
Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.  NUMBER OF CONTRACTOWNERS.


     As of February 28, 2006:



                                                              NUMBER OF
                       TITLE OF CLASS                          HOLDERS
                       --------------                         ---------
Contract holders
  Qualified.................................................   574,428
  Non-Qualified.............................................   142,926


ITEM 28.  INDEMNIFICATION

    UNDERTAKING PURSUANT TO RULE 484(b)(1) UNDER THE SECURITIES ACT OF 1933

     MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. maintains Directors' and Officers' Liability insurance coverage with limits of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc., are also covered under the Financial Institutions Bond as well as under the directors' and officers' policy. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person or Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) The principal underwriter of the registrant is Metropolitan Life Insurance Company. Metropolitan Life Insurance Company acts in the following capacities with respect to the following investment companies:

       Metropolitan Tower Life Separate Account One (principal underwriter) Metropolitan Tower Life Separate Account Two (principal underwriter) Metropolitan Life Separate Account UL (principal underwriter) Metropolitan Series Fund, Inc. (principal underwriter and investment adviser)
       The New England Variable Account (depositor)
       New England Variable Annuity Fund I (depositor)

     (b) See response to Item 25 above.

     (c)


                     (1)                                            (2)
        NAME OF PRINCIPAL UNDERWRITER            NET UNDERWRITING DISCOUNTS AND COMMISSIONS
---------------------------------------------- ----------------------------------------------
     Metropolitan Life Insurance Company                            N/A
                     (3)                                            (4)
 COMPENSATION ON REDEMPTION OR ANNUITIZATION               BROKERAGE COMMISSIONS
---------------------------------------------- ----------------------------------------------
    $15,457,560 (early withdrawal charge)                       See Item 20
                     (5)
                 COMPENSATION
----------------------------------------------
    $134,926,133 (Separate Account charge)

ITEM 30.  LOCATION OF ACCOUNT AND RECORDS.

Metropolitan Life Insurance Company
One Madison Avenue
New York, N.Y. 10010

ITEM 31.  MANAGEMENT SERVICES.

     Not Applicable

ITEM 32.  UNDERTAKINGS.

     (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

     (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a)-(d) of Rule 6c-7 have been complied with.

     (e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-(4) of such letter.

     (f) Metropolitan Life Insurance Company represents that the fees and charges deducted under the annuities described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the annuities.

                                   SIGNATURES


     AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES RULE 485(B) FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT AND HAS CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF NEW YORK, AND STATE OF NEW YORK ON THIS 27TH DAY OF APRIL, 2006.

                                         METROPOLITAN LIFE SEPARATE ACCOUNT E
                                                     (Registrant)

                                          METROPOLITAN LIFE INSURANCE COMPANY
                                                      (Depositor)


                                       by:      /s/ PAUL G. CELLUPICA
                                         ---------------------------------------


                                                   (Paul G. Cellupica)


                                               Chief Counsel - Securities


                                                Products and Registration


                                          METROPOLITAN LIFE INSURANCE COMPANY
                                                      (Depositor)


                                       by:      /s/ PAUL G. CELLUPICA
                                         ---------------------------------------


                                                   (Paul G. Cellupica)


                                               Chief Counsel - Securities


                                                Products and Registration

                                   SIGNATURES

     AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.


                      SIGNATURE                                             TITLE                              DATE
                      ---------                                             -----                              ----

                          *                              Chairman and Director
-----------------------------------------------------
                 Robert H. Benmosche

                          *                              President, Chief Executive Officer and Chief
-----------------------------------------------------    Operating Officer
                 C. Robert Henrikson

                          *                              Senior Vice President and Chief Accounting
-----------------------------------------------------    Officer (Principal Financial Officer)
              Joseph J. Prochaska, Jr.

                          *                              Executive Vice President and Chief Financial
-----------------------------------------------------    Officer
                 William J. Wheeler

                          *                              Senior Vice President and General Auditor
-----------------------------------------------------
                  Timothy L. Journy

                          *                              Director
-----------------------------------------------------
                 Curtis H. Barnette

                          *                              Director
-----------------------------------------------------
                 Burton A. Dole, Jr.

                                                         Director
-----------------------------------------------------
                   Cheryl W. Grise

                          *                              Director
-----------------------------------------------------
                  James R. Houghton

                          *                              Director
-----------------------------------------------------
                   Harry P. Kamen

                          *                              Director
-----------------------------------------------------
                  Helene L. Kaplan

                          *                              Director
-----------------------------------------------------
                    John M. Keane

                                                         Director
-----------------------------------------------------
                   James M. Kilts

                          *                              Director
-----------------------------------------------------
                 Charles M. Leighton

                          *                              Director
-----------------------------------------------------
                  Sylvia M. Mathews

                          *                              Director
-----------------------------------------------------
                    Hugh B. Price

                          *                              Director
-----------------------------------------------------
               William C. Steere, Jr.

                          *                              Director
-----------------------------------------------------
                Kenton J. Sicchitano

             *By: /s/ MYRA L. SAUL, ESQ.                                                                   April 27, 2006
  ------------------------------------------------
                 Myra L. Saul, Esq.
                  Attorney-in-Fact

A. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   DEFERRED AND INCOME ANNUITY CONTRACTS FOR TSA,
   PEDC, KEOGH, 403(a) AND QUALIFIED                   PAGE
 1. Snoopy as MetLife Representative with briefcase    B-PPA first page and
                                                       cover

 2. Charlie Brown on step ladder looking at fold       B-PPA-3 Table of Contents
    out map

 3. Snoopy in suit with pointer                        B-PPA-4 Important Terms
                                                       You Should Know

 4. Snoopy as MetLife Representative listening to      B-PPA-16 MetLife
    crowd of Woodstocks

 5. Snoopy and Woodstock balanced on seesaw            B-PPA-17 Variable
                                                       Annuities

 6. Linus building sand castle                         B-PPA-24 Deferred
                                                       Annuities

 7. The Equity Generator(Service Mark) icon--Safe      B-PPA-24 The Equity
    with arrow pointing to three dimensional graph     Generator

 8. The Equalizer(Service Mark) icon--A balancing      B-PPA-24 The Equalizer
    scale

 9. The Rebalancer(Trademark) icon--A pie chart        B-PPA-25 The Rebalancer
    with arrows around circumference

10. The Index Selector(Service Mark) icon--A world     B-PPA-25 The Index
    globe with arrows around it                        Selector

11. The Allocator(Service Mark)--A hourglass with      B-PPA-25 The Allocator
    safe in top portion with arrow to a three
    dimensional chart in the bottom portion

12. Woodstock making calculations on paper with        B-PPA-27 The Value of
    pencil                                             Your Investment

13. Marcie at desk with adding machine reviewing       B-PPA-27 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

14. Snoopy as WWI flying ace dispatching Woodstocks    B-PPA-32 Systematic
    with checks                                        Withdrawal Program
                                                       For TSA Deferred
                                                       Annuities

15. Woodstock with accountant's visor and adding       B-PPA-36 Early Withdrawal
    machine                                            Charges



A. ILLUSTRATIONS FOR PREFERENCE PLUS ACCOUNT VARIABLE
   DEFERRED AND INCOME ANNUITY CONTRACTS FOR TSA,
   PEDC, KEOGH, 403(a) AND QUALIFIED
   (continued)                                         PAGE
16. Franklin with magnifying glass                     B-PPA-37 When No Early
                                                       Withdrawal Charge Applies

17. Woodstock moving money bag from one pile of        B-PPA-40 When A Different
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

18. Marcia reading paper                               B-PPA-41 Free Look

19. Snoopy lounging on beach chair with sunglasses     B-PPA-44 Income Payment
    and drink                                          Types

20. Snoopy with accountant's visor and adding          B-PPA-46 The Value of
    machine                                            Your Income Payments

21. Woodstock moving money bag from one pile of        B-PPA-47 Valuation
    money bags to another

22. Lucy with magnifying glass studying a piece of     B-PPA-52 Free Look
    paper

23. Charlie Brown receiving letter at mail box         B-PPA-53 Confirming
                                                       Transactions

24. Charlie Brown listening on telephone               B-PPA-54 By Telephone
                                                       or Internet

25. Snoopy as MetLife Representative shaking paw/      B-PPA-59 Who Sells the
    wing with Woodstock                                Deferred Annuities and
                                                       Income Annuities

26. Piggybank with "Do not open until age 59 1/2"      B-PPA-63 Income Taxes--
    printed on side                                    General

27. Snoopy as "Uncle Sam" presenting a tax bill        B-PPA-68 Income Taxes--
                                                       Withdrawals Before Age
                                                       59 1/2

28. Piggybank with "Do not open until age 59 1/2"      B-PPA-71 -- After Death
    printed on side

29. Lucy in her advice box with "TAXES--The Expert     B-PPA-77 Annuity Tax
    is in" printed on it advising Peppermint Patty     Table
    and Sally

30. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     B-PPA-91 Table of
    Linus and Peppermint Patty                         Contents for the SAI



C. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA                                     PAGE
 1. Snoopy as MetLife Representative with briefcase    FFA first page and
                                                       covers

 2. Snoopy as MetLife Representative with briefcase    EPPA first page and covers


 3. Charlie Brown on step ladder looking at fold       FFA-3 Table of Contents
    out map

 4. Snoopy in suit with pointer                        FFA-4 Important Terms You
                                                       Should Know

 5. Snoopy as MetLife Representative listening to      FFA-21 MetLife
    crowd of Woodstocks

 6. Snoopy and Woodstock balanced on seesaw            FFA-21 Variable
                                                       Annuities

 7. Linus building sand castle                         FFA-30 Deferred Annuities

 8. The Equity Generator(Service Mark) icon--Safe      FFA-31 The Equity
    with arrow pointing to three dimensional graph     Generator

 9. The Equalizer(Service Mark) icon--A balancing      FFA-31 The Equalizer
    scale

10. The Rebalancer(Trademark) icon--A pie chart        FFA-32 The Rebalancer
    with arrows around circumference

11. The Index Selector(Service Mark) icon--A world     FFA-32 The Index Selector
    globe with arrows around it

12. The Allocator(Service Mark) icon--An hourglass     FFA-32 The Allocator
    with safe in top portion with arrow to a three
    dimensional chart in the bottom portion

13. Woodstock making calculations on paper with        FFA-34 The Value of Your
    pencil                                             Investment

14. Marcie at desk with adding machine reviewing       FFA-34 Examples of
    tape of calculations                               calculating Accumulation
                                                       Units and Accumulation
                                                       Unit Value

B. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA (continued)                         PAGE
15. Snoopy as WWI flying ace dispatching Woodstocks    FFA-39 Systematic
    with checks                                        Withdrawal Program for
                                                       Enhanced TSA and IRA and
                                                       Financial Freedom TSA and
                                                       403(a) Deferred Annuities

16. Woodstock with accountant's visor and adding       FFA-42 Charges - Investment -
    machine                                            Related Charge

17. Franklin with magnifying glass                     FFA-44 When No Early
                                                       Withdrawal Charge Applies
                                                       for TSA, 403(a), Non-
                                                       Qualified, PEDC and IRA
                                                       Enhanced Deferred
                                                       Annuities

18. Woodstock moving money bag from one pile of        FFA-46 When A Different
    money bags to another                              Early Withdrawal Charge
                                                       May Apply

19. Marcia reading paper                               FFA-47 Free Look

20. Snoopy lounging on beach chair with sunglasses     FFA-52 Income Payment
    and drink                                          Types

21. Woodstock moving money bag from one pile of        FFA-54 Reallocations
    money bags to another

22. Lucy with magnifying glass studying a piece of     FFA-58 Free Look
    paper

23. Charlie Brown receiving letter at mail box         FFA-59 Confirming
                                                       Transactions

24. Charlie Brown listening on telephone               FFA-60 By Telephone or
                                                       Internet

25. Snoopy as MetLife Representative at booth with     FFA-65 Who Sells the
    "Your MetLife Rep is IN" printed on it holding     Deferred Annuities and
    brochures                                          Income Annuities

B. ILLUSTRATIONS FOR FINANCIAL FREEDOM ACCOUNT AND
   ENHANCED PREFERENCE PLUS ACCOUNT VARIABLE
   ANNUITIES FOR TSA, 403(a), NON-QUALIFIED AND
   TRADITIONAL IRA (continued)                         PAGE
26. Piggybank with "Do not open until age 59 1/2"      FFA-71 Income Taxes--
    printed on side                                    General

27. Snoopy as "Uncle Sam" presenting tax bill          FFA-76 Income Taxes--
                                                       Withdrawals Before
                                                       Age 59 1/2 (except
                                                       PEDC)

28. "Corporate" Snoopy making presentation to          FFA-80 Income Taxes--
    boardroom with Franklin, Charlie Brown, Sally,     403(a)
    Lucy, Linus and Peppermint Patty

29. Woodstock flying with check                        FFA-89 Non-Qualified
                                                       Annuities--Partial and
                                                       Full Withdrawals

30. "Corporate" Snoopy with glasses and suspenders     FFA-94 Income Taxes--
                                                       Non-Qualified Annuity for
                                                       SS 457(f) Deferred
                                                       Compensation Plans.


31. Snoopy with accountant's visor and adding          FFA-95 Income Taxes--
    machine                                            Non-Qualified Annuity for
                                                       SS 451 Deferred
                                                       Compensation Plans.

32. Lucy in her advice box with "TAXES -- the          FFA-100 -- Appendix A:
    Expert is in" printed on it advising               Premium Tax Table
    Peppermint Patty and Sally

33. Franklin, Snoopy, Charlie Brown, Lucy, Pigpen,     FFA-127 Table of Contents
    Linus and Peppermint Patty                         for the SAI